UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and General Counsel of Pacific Select Fund
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

PACIFIC SELECT FUND
CASH MANAGEMENT PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 100.5%

Certificates of Deposit - 4.4%

Bank of Montreal NY
0.100% due 04/09/12	$30,000,000	$30,000,000

Commercial Paper - 75.1%

Bank of Nova Scotia NY
0.101% due 04/05/12	15,000,000	14,999,833
0.101% due 04/10/12	14,000,000	13,999,650
Commonwealth Bank of Australia (Australia) 0.152% due 05/07/12	31,000,000	30,995,350
Dell Inc 0.132% due 05/07/12	15,000,000	14,998,050
Emerson Electric Co 0.101% due 04/23/12	14,500,000	14,499,114
Harvard University 0.091% due 04/13/12	24,007,000	24,006,280
John Deere Bank SA (Luxembourg) 0.101% due 04/18/12	19,000,000	18,999,103
Johnson & Johnson 0.041% due 04/03/12	15,000,000	14,999,967
Kreditanstalt fuer Wiederaufbau (Germany) 0.150% due 05/15/12	10,000,000	9,998,167
Nestle Capital Corp
0.030% due 04/03/12	10,000,000	9,999,983
0.101% due 05/18/12	20,000,000	19,997,389
NetJets Inc 0.112% due 04/04/12	25,000,000	24,999,771
Northwestern University
0.112% due 05/02/12	17,500,000	17,498,342
0.142% due 05/21/12	12,000,000	11,997,666
Novartis Securities Investment Ltd (Bermuda) 0.112% due 04/12/12	8,000,000	7,999,731
Parker-Hannifin Corp 0.101% due 04/02/12	30,000,000	29,999,917
PepsiCo Inc 0.071% due 04/18/12	16,300,000	16,299,461
Pfizer Inc 0.101% due 04/19/12	25,000,000	24,998,750
Philip Morris International Inc
0.152% due 04/05/12	11,400,000	11,399,810
0.172% due 05/21/12	19,000,000	18,995,514
Province of Quebec (Canada) 0.091% due 04/30/12	27,200,000	27,198,028
Sysco Corp 0.132% due 04/09/12	30,000,000	29,999,133
The Coca-Cola Co 0.101% due 04/16/12	15,000,000	14,999,375
The Walt Disney Co 0.081% due 04/23/12	24,000,000	23,998,827
Toronto-Dominion Holdings USA Inc 0.132% due 04/20/12	31,000,000	30,997,873
Total Capital Canada Ltd (Canada) 0.112% due 04/13/12	6,000,000	5,999,780
Unilever Capital Corp 0.152% due 06/20/12	30,000,000	29,990,000

		514,864,864

U.S. Treasury Bills - 21.0%

0.020% due 04/12/12	30,000,000	29,999,817
0.045% due 06/28/12	30,000,000	29,996,700
0.046% due 05/31/12	24,000,000	23,998,160
0.075% due 06/07/12	30,000,000	29,995,812
0.105% due 05/17/12	30,000,000	29,995,975

		143,986,464

Repurchase Agreement - 0.0%

State Street Bank & Trust Co 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $38,579; collateralized by Freddie Mac: 0.550% due 02/13/15 and value $39,950)	38,579	38,579

Total Short-Term Investments
(Amortized Cost $688,889,907)		688,889,907

TOTAL INVESTMENTS - 100.5%
(Amortized Cost $688,889,907)		688,889,907

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(3,218,048)

NET ASSETS - 100.0%		$685,671,859

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Short-Term Investments	$688,889,907	$-	$688,889,907	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Financials - 0.1%

Citigroup Capital XIII	61,350	$1,668,720

Total Preferred Stocks
(Cost $1,579,763)		1,668,720

	Principal
	Amount
CORPORATE BONDS & NOTES - 33.2%

Consumer Discretionary - 2.1%

CCO Holdings LLC
7.000% due 01/15/19	$1,310,000	1,395,150
8.125% due 04/30/20	2,250,000	2,508,750
CityCenter Holdings LLC 7.625% due 01/15/16	1,450,000	1,537,000
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	1,840,000	2,671,382
Comcast Corp
5.150% due 03/01/20	1,658,000	1,910,034
5.650% due 06/15/35	470,000	513,745
5.700% due 05/15/18	5,000,000	5,907,365
6.400% due 03/01/40	870,000	1,070,526
6.950% due 08/15/37	2,075,000	2,628,502
DISH DBS Corp
6.750% due 06/01/21	4,790,000	5,185,175
7.750% due 05/31/15	766,000	874,197
Jarden Corp 7.500% due 05/01/17	2,410,000	2,663,050
McDonald’s Corp 6.300% due 10/15/37	1,495,000	1,995,514
MGM MIRAGE
5.875% due 02/27/14	665,000	688,275
7.500% due 06/01/16	3,000,000	3,105,000
10.375% due 05/15/14	85,000	96,794
11.125% due 11/15/17	200,000	227,250
News America Inc
4.500% due 02/15/21	90,000	96,111
6.200% due 12/15/34	1,000,000	1,109,583
Reed Elsevier Capital Inc 8.625% due 01/15/19	2,812,000	3,549,180
Time Warner Cable Inc
4.125% due 02/15/21	730,000	759,513
5.500% due 09/01/41	40,000	41,926
5.875% due 11/15/40	3,430,000	3,697,866
6.550% due 05/01/37	1,565,000	1,813,206
6.750% due 06/15/39	1,630,000	1,944,559
7.300% due 07/01/38	4,305,000	5,431,442
8.250% due 04/01/19	4,665,000	5,972,707
Time Warner Entertainment Co LP 8.375% due 07/15/33	890,000	1,189,456
Time Warner Inc
4.700% due 01/15/21	410,000	448,584
6.250% due 03/29/41	350,000	400,157
United Business Media Ltd (United Kingdom) 5.750% due 11/03/20 ~	2,220,000	2,197,997
WPP Finance (United Kingdom) 8.000% due 09/15/14	1,353,000	1,551,982

		65,181,978

Consumer Staples - 2.5%

Altria Group Inc
4.750% due 05/05/21	4,000,000	4,306,112
8.500% due 11/10/13	1,490,000	1,665,462
9.250% due 08/06/19	3,330,000	4,483,029
Anheuser-Busch InBev Worldwide Inc
5.000% due 04/15/20	1,070,000	1,235,905
5.375% due 01/15/20	4,500,000	5,295,249
CVS Caremark Corp
6.125% due 09/15/39	4,300,000	5,025,780
6.600% due 03/15/19	190,000	234,643
CVS Pass-Through Trust
5.298% due 01/11/27 ~	821,620	833,451
6.036% due 12/10/28	3,596,051	3,953,347
9.350% due 01/10/23 ~	1,070,000	1,126,528
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	5,569,992
Kraft Foods Inc
5.375% due 02/10/20	2,580,000	2,986,482
6.000% due 02/11/13	5,360,000	5,601,055
PepsiCo Inc 7.900% due 11/01/18	1,498,000	2,015,605
Pernod-Ricard SA (France)
2.950% due 01/15/17 ~	1,230,000	1,243,562
4.450% due 01/15/22 ~	6,680,000	6,786,693
Philip Morris International Inc
2.900% due 11/15/21	2,450,000	2,419,931
4.500% due 03/20/42	1,900,000	1,875,629
6.375% due 05/16/38	1,970,000	2,449,819
Reynolds American Inc
6.750% due 06/15/17	1,207,000	1,439,138
7.250% due 06/01/12	1,410,000	1,423,131
Reynolds Group Issuer Inc
6.875% due 02/15/21 ~	1,380,000	1,435,200
7.125% due 04/15/19 ~	1,340,000	1,403,650
Safeway Inc
3.950% due 08/15/20	800,000	794,453
4.750% due 12/01/21	3,130,000	3,240,711
6.350% due 08/15/17	575,000	669,695
The Kroger Co 6.400% due 08/15/17	2,610,000	3,149,641
Wal-Mart Stores Inc
5.250% due 09/01/35	1,730,000	1,968,456
5.375% due 04/05/17	915,000	1,076,481
6.500% due 08/15/37	830,000	1,093,349

		76,802,179

Energy - 5.5%

Anadarko Finance Co (Canada) 7.500% due 05/01/31	1,195,000	1,476,887
Anadarko Petroleum Corp
6.375% due 09/15/17	5,085,000	6,047,763
8.700% due 03/15/19	4,285,000	5,633,618
Apache Corp 6.900% due 09/15/18	5,000,000	6,318,725
Arch Coal Inc 7.000% due 06/15/19 ~	4,050,000	3,756,375
Baker Hughes Inc
3.200% due 08/15/21 ~	250,000	252,053
7.500% due 11/15/18	4,060,000	5,362,351
BP Capital Markets PLC (United Kingdom)
3.125% due 10/01/15	7,940,000	8,399,289
3.561% due 11/01/21	450,000	464,124
Chesapeake Energy Corp
6.500% due 08/15/17	650,000	695,500
6.625% due 08/15/20	2,700,000	2,760,750
7.250% due 12/15/18	410,000	439,725
Cie Generale de Geophysique-Veritas (France) 9.500% due 05/15/16	4,450,000	4,917,250
Concho Resources Inc
5.500% due 10/01/22	700,000	690,375
6.500% due 01/15/22	1,606,000	1,702,360
ConocoPhillips 6.500% due 02/01/39	3,670,000	4,877,008

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
CONSOL Energy Inc 6.375% due 03/01/21	$2,650,000	$2,544,000
Devon Energy Corp 7.950% due 04/15/32	4,970,000	6,987,124
Energy Transfer Partners LP 6.700% due 07/01/18	4,890,000	5,611,935
Enterprise Products Operating LLC
4.050% due 02/15/22	60,000	62,233
5.700% due 02/15/42	1,895,000	2,050,170
6.125% due 10/15/39	260,000	292,964
6.300% due 09/15/17	5,000,000	5,899,935
6.500% due 01/31/19	2,100,000	2,494,972
8.375% due 08/01/66 §	3,000,000	3,272,976
Hess Corp 8.125% due 02/15/19	8,280,000	10,704,790
Kerr-McGee Corp
6.950% due 07/01/24	220,000	266,163
7.875% due 09/15/31	617,000	795,987
Key Energy Services Inc 6.750% due 03/01/21	2,010,000	2,075,325
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	3,000,000	3,578,976
MarkWest Energy Partners LP 6.250% due 06/15/22	920,000	970,600
Noble Energy Inc
6.000% due 03/01/41	2,000,000	2,218,848
8.250% due 03/01/19	3,290,000	4,136,050
Occidental Petroleum Corp 3.125% due 02/15/22	3,600,000	3,637,937
Peabody Energy Corp 6.500% due 09/15/20	2,870,000	2,884,350
Petrobras International Finance Co (Cayman)
3.875% due 01/27/16	2,750,000	2,907,894
5.375% due 01/27/21	10,720,000	11,592,169
7.875% due 03/15/19	3,600,000	4,458,471
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	1,570,000	1,738,775
6.000% due 03/05/20	2,000,000	2,287,000
8.000% due 05/03/19	5,700,000	7,239,000
QEP Resources Inc 6.875% due 03/01/21	3,400,000	3,774,000
Regency Energy Partners LP 6.500% due 07/15/21	2,450,000	2,609,250
SESI LLC 7.125% due 12/15/21 ~	850,000	922,250
Shell International Finance BV (Netherlands) 4.375% due 03/25/20	4,020,000	4,606,317
The Williams Cos Inc 7.500% due 01/15/31	4,635,000	5,565,194
TNK-BP Finance SA (Luxembourg) 7.500% due 03/13/13 ~	3,580,000	3,772,425
WPX Energy Inc 6.000% due 01/15/22 ~	1,620,000	1,628,100

		167,380,333

Financials - 12.3%

Ally Financial Inc
5.500% due 02/15/17	6,440,000	6,453,105
8.000% due 03/15/20	2,800,000	3,122,000
8.300% due 02/12/15	6,770,000	7,387,763
American Express Credit Corp 5.125% due 08/25/14	8,390,000	9,129,285
American International Group Inc
3.750% due 11/30/13 ~	1,900,000	1,922,699
5.850% due 01/16/18	2,000,000	2,179,842
6.400% due 12/15/20	4,490,000	5,088,360
8.250% due 08/15/18	3,465,000	4,168,967
Bank of America Corp
3.875% due 03/22/17	1,230,000	1,237,893
4.500% due 04/01/15	6,700,000	6,944,463
5.000% due 05/13/21	6,160,000	6,178,455
5.650% due 05/01/18	6,720,000	7,181,005
7.625% due 06/01/19	10,485,000	12,104,031
Bank of Scotland PLC (United Kingdom) 5.250% due 02/21/17 ~	3,085,000	3,382,678
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 3.850% due 01/22/15 ~	2,710,000	2,873,887
BankAmerica Institutional Capital A 8.070% due 12/31/26 ~	2,940,000	2,969,400
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	170,000	175,594
BBVA U.S. Senior SAU (Spain) 3.250% due 05/16/14	5,380,000	5,366,023
Berkshire Hathaway Inc 3.200% due 02/11/15	800,000	852,847
Caterpillar Financial Services Corp 5.450% due 04/15/18	4,315,000	5,123,834
Citigroup Inc
3.953% due 06/15/16	2,320,000	2,385,995
5.375% due 08/09/20	3,170,000	3,409,462
5.500% due 04/11/13	8,420,000	8,739,682
5.500% due 10/15/14	710,000	762,146
6.000% due 12/13/13	8,090,000	8,574,243
6.000% due 08/15/17	3,515,000	3,911,749
6.010% due 01/15/15	5,600,000	6,088,342
6.125% due 11/21/17	100,000	111,723
6.375% due 08/12/14	1,100,000	1,194,056
8.500% due 05/22/19	610,000	752,891
Commonwealth Bank of Australia (Australia)
3.750% due 10/15/14 ~	2,490,000	2,610,785
5.000% due 10/15/19 ~	1,060,000	1,146,484
Credit Agricole SA (France)
2.625% due 01/21/14 ~	3,060,000	2,996,116
8.375% § ± ~	9,840,000	9,200,400
Daimler Finance North America LLC 2.625% due 09/15/16 ~	5,390,000	5,567,051
Ford Motor Credit Co LLC
5.000% due 05/15/18	6,070,000	6,301,170
8.125% due 01/15/20	460,000	557,582
General Electric Capital Corp
3.750% due 11/14/14	9,000,000	9,576,873
4.375% due 09/16/20	640,000	674,991
5.300% due 02/11/21	11,240,000	12,190,623
5.875% due 01/14/38	1,570,000	1,726,750
6.000% due 08/07/19	8,010,000	9,365,092
6.150% due 08/07/37	1,105,000	1,251,984
6.875% due 01/10/39	3,000,000	3,706,830
Goldman Sachs Capital II 5.793% due 06/01/43 §	8,875,000	6,134,844
HSBC Bank USA NA 7.000% due 01/15/39	5,040,000	5,888,030
HSBC Finance Corp 6.676% due 01/15/21	1,780,000	1,902,569
ICICI Bank Ltd (India) 6.375% due 04/30/22 § ~	3,086,000	2,947,130
ING Capital Funding Trust III 4.070% § ±	180,000	155,640
Intesa Sanpaolo SPA (Italy) 3.625% due 08/12/15 ~	2,330,000	2,227,676
JPMorgan Chase & Co
4.250% due 10/15/20	5,650,000	5,793,092
4.350% due 08/15/21	690,000	706,077
4.500% due 01/24/22	2,310,000	2,406,992
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	9,162,368
Lehman Brothers Holdings Capital Trust VII 5.857% § Ψ ±	9,450,000	3,308
Lloyds Banking Group PLC (United Kingdom)
5.920% § ± ~	5,900,000	3,982,500
6.657% § ± ~	1,650,000	1,146,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
MetLife Inc 4.750% due 02/08/21	$2,370,000	$2,603,410
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	3,750,000	3,920,813
Morgan Stanley
4.750% due 03/22/17	600,000	600,726
5.450% due 01/09/17	5,155,000	5,268,915
Nordea Bank AB (Sweden)
3.700% due 11/13/14 ~	620,000	646,535
4.875% due 05/13/21 ~	6,220,000	6,062,155
QBE Insurance Group Ltd (Australia) 9.750% due 03/14/14 ~ Δ	2,026,000	2,224,167
Rabobank Nederland NV (Netherlands)
3.375% due 01/19/17	40,000	40,930
11.000% § ± ~	7,900,000	10,083,923
Russian Agricultural Bank OJSC (Luxembourg) 7.125% due 01/14/14 ~	2,030,000	2,166,112
Santander U.S. Debt SA Unipersonal (Spain)
3.724% due 01/20/15 ~	2,900,000	2,833,094
3.781% due 10/07/15 ~	2,750,000	2,668,141
SLM Corp 8.000% due 03/25/20	5,380,000	5,823,850
Standard Chartered PLC (United Kingdom) 6.409% § ± ~	3,900,000	3,708,221
State Street Corp 4.956% due 03/15/18	9,430,000	9,857,075
Sumitomo Mitsui Banking Corp (Japan)
3.100% due 01/14/16 ~	1,300,000	1,347,863
3.150% due 07/22/15 ~	5,230,000	5,449,838
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	3,090,000	3,828,862
The Goldman Sachs Group Inc
3.625% due 08/01/12	640,000	645,675
4.750% due 07/15/13	190,000	196,747
5.250% due 10/15/13	930,000	973,790
5.250% due 07/27/21	1,030,000	1,021,099
5.375% due 03/15/20	870,000	885,559
5.450% due 11/01/12	1,020,000	1,043,391
5.750% due 01/24/22	400,000	412,111
5.950% due 01/15/27	3,270,000	3,277,462
6.000% due 06/15/20	5,460,000	5,752,492
6.250% due 02/01/41	7,880,000	7,786,803
6.750% due 10/01/37	2,645,000	2,585,591
The Royal Bank of Scotland Group PLC
4.875% due 03/16/15	4,110,000	4,275,091
5.000% due 10/01/14	4,340,000	4,289,391
6.400% due 10/21/19	370,000	388,514
7.640% § ±	3,100,000	2,139,000
7.648% § ±	690,000	588,225
UBS AG (Switzerland) 2.250% due 01/28/14	1,790,000	1,798,017
Wachovia Bank NA 6.600% due 01/15/38	2,080,000	2,484,348
Wachovia Capital Trust III 5.570% § ±	16,020,000	15,198,975
Wells Fargo & Co
3.676% due 06/15/16 §	2,830,000	3,024,554
4.600% due 04/01/21	2,740,000	2,942,776
ZFS Finance USA Trust II 6.450% due 12/15/65 § ~	7,445,000	7,445,000

		377,391,368

Health Care - 2.2%

Abbott Laboratories 5.125% due 04/01/19	5,890,000	6,955,637
Aristotle Holding Inc 3.500% due 11/15/16 ~	10,520,000	10,998,018
Biomet Inc 10.375% due 10/15/17	3,985,000	4,313,763
GlaxoSmithKline Capital Inc 6.375% due 05/15/38	3,455,000	4,567,203
HCA Inc 6.500% due 02/15/20	1,200,000	1,263,000
Medtronic Inc
3.125% due 03/15/22	430,000	432,768
4.450% due 03/15/20	2,110,000	2,379,245
Pfizer Inc
6.200% due 03/15/19	1,020,000	1,277,919
7.200% due 03/15/39	4,000,000	5,782,996
Roche Holdings Inc 6.000% due 03/01/19 ~	2,400,000	2,930,198
Tenet Healthcare Corp
8.875% due 07/01/19	2,920,000	3,285,000
10.000% due 05/01/18	1,090,000	1,253,500
Teva Pharmaceutical Finance Co BV (Netherlands) 3.650% due 11/10/21	820,000	831,407
Teva Pharmaceutical Finance Co IV BV (Netherlands) 3.650% due 11/10/21	5,020,000	5,089,833
Thermo Fisher Scientific Inc 3.600% due 08/15/21	1,590,000	1,680,924
UnitedHealth Group Inc
3.875% due 10/15/20	2,110,000	2,232,059
5.700% due 10/15/40	2,010,000	2,334,858
5.800% due 03/15/36	1,160,000	1,335,072
6.875% due 02/15/38	2,000,000	2,625,630
WellPoint Inc
3.700% due 08/15/21	1,610,000	1,673,458
7.000% due 02/15/19	3,870,000	4,810,607

		68,053,095

Industrials - 1.8%

Air 2 U.S. 8.027% due 10/01/20 ~	2,173,920	2,163,051
Ashtead Capital Inc 9.000% due 08/15/16 ~	650,000	681,688
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,573,336
Continental Airlines Inc 6.750% due 09/15/15 ~	5,510,000	5,558,212
CSC Holdings LLC 8.625% due 02/15/19	3,035,000	3,505,425
General Electric Co 5.250% due 12/06/17	5,535,000	6,407,405
International Lease Finance Corp
6.500% due 09/01/14 ~	2,080,000	2,207,400
6.750% due 09/01/16 ~	10,350,000	11,139,187
Iron Mountain Inc 6.625% due 01/01/16	1,805,000	1,809,513
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	4,135,336
Kansas City Southern de Mexico SA de CV (Mexico) 12.500% due 04/01/16	2,389,000	2,777,213
RailAmerica Inc 9.250% due 07/01/17	524,000	554,785
Raytheon Co 3.125% due 10/15/20	1,680,000	1,712,456
The Boeing Co 4.875% due 02/15/20	5,300,000	6,264,796
United Air Lines 2009-2A Pass-Through Trust 9.750% due 07/15/18	651,211	745,637

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
United Technologies Corp 4.500% due 04/15/20	$2,130,000	$2,435,197
Waste Management Inc 7.375% due 05/15/29	1,510,000	1,952,099

		55,622,736

Information Technology - 0.2%

Freescale Semiconductor Inc 10.125% due 12/15/16	816,000	873,120
Hewlett-Packard Co 4.500% due 03/01/13	325,000	335,908
IBM International Group Capital LLC 5.050% due 10/22/12	3,030,000	3,113,183
National Semiconductor Corp 6.600% due 06/15/17	380,000	469,205

		4,791,416

Materials - 2.8%

Ashland Inc 9.125% due 06/01/17	3,225,000	3,591,844
Ball Corp 6.750% due 09/15/20	2,880,000	3,168,000
Barrick Gold Corp (Canada)
3.850% due 04/01/22 ~	810,000	808,300
6.950% due 04/01/19	2,470,000	3,015,346
Barrick North America Finance LLC 4.400% due 05/30/21	3,500,000	3,694,782
BHP Billiton Finance USA Ltd (Australia)
3.250% due 11/21/21	1,070,000	1,081,646
6.500% due 04/01/19	6,830,000	8,479,445
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22 ~	1,825,000	1,876,567
CF Industries Inc 6.875% due 05/01/18	1,910,000	2,210,825
Cliffs Natural Resources Inc 6.250% due 10/01/40	4,920,000	5,227,539
Ecolab Inc 4.350% due 12/08/21	1,270,000	1,348,481
FMG Resources August 2006 Property Ltd (Australia) 6.375% due 02/01/16 ~	540,000	541,350
Freeport-McMoRan Copper & Gold Inc 3.550% due 03/01/22	4,880,000	4,694,570
Georgia-Pacific LLC 7.700% due 06/15/15	780,000	912,212
LyondellBasell Industries NV (Netherlands)
5.000% due 04/15/19 ~	885,000	887,213
5.750% due 04/15/24 ~	885,000	885,000
Novelis Inc (Canada) 8.750% due 12/15/20	2,080,000	2,288,000
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	724,292
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	3,700,000	3,772,690
2.500% due 05/20/16	1,410,000	1,462,525
3.750% due 09/20/21	2,700,000	2,791,800
4.125% due 05/20/21	1,310,000	1,384,162
6.500% due 07/15/18	1,130,000	1,393,966
9.000% due 05/01/19	3,500,000	4,734,216
Steel Dynamics Inc 7.625% due 03/15/20	3,700,000	4,023,750
Teck Resources Ltd (Canada) 10.250% due 05/15/16	178,000	204,001
Vale Overseas Ltd (Cayman)
4.375% due 01/11/22	10,949,000	11,048,088
6.875% due 11/21/36	2,860,000	3,322,614
8.250% due 01/17/34	1,205,000	1,584,088
Vedanta Resources PLC (United Kingdom)
8.750% due 01/15/14 ~	2,288,000	2,373,800
9.500% due 07/18/18 ~	1,100,000	1,122,000

		84,653,112

Telecommunication Services - 1.8%

America Movil SAB de CV (Mexico)
5.000% due 03/30/20	2,740,000	3,059,555
5.625% due 11/15/17	1,500,000	1,761,019
AT&T Inc
3.875% due 08/15/21	2,750,000	2,913,259
4.450% due 05/15/21	60,000	66,346
5.350% due 09/01/40	3,530,000	3,755,729
5.500% due 02/01/18	3,790,000	4,469,699
6.300% due 01/15/38	5,375,000	6,320,667
6.400% due 05/15/38	50,000	59,410
Cricket Communications Inc 7.750% due 05/15/16	500,000	530,000
Deutsche Telekom International Finance BV (Netherlands)
5.750% due 03/23/16	3,300,000	3,729,251
6.750% due 08/20/18	1,545,000	1,873,778
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 04/01/19	2,088,000	2,205,450
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	946,986
Sprint Capital Corp
6.875% due 11/15/28	480,000	369,600
8.750% due 03/15/32	4,139,000	3,569,887
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	1,460,000	1,398,195
5.877% due 07/15/19	350,000	355,739
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	3,320,000	3,403,000
Verizon Communications Inc
3.500% due 11/01/21	2,490,000	2,551,560
4.600% due 04/01/21	100,000	111,128
Verizon Wireless Capital LLC 8.500% due 11/15/18	9,120,000	12,535,422
VIP Finance Ireland Ltd (Ireland) 8.375% due 04/30/13 ~	515,000	542,038

		56,527,718

Utilities - 2.0%

AEP Texas Central Transition Funding LLC 5.306% due 07/01/21	2,500,000	3,008,038
Calpine Construction Finance Co LP 8.000% due 06/01/16 ~	1,285,000	1,403,863
Calpine Corp
7.500% due 02/15/21 ~	4,000,000	4,290,000
7.875% due 01/15/23 ~	1,950,000	2,115,750
Dominion Resources Inc
5.150% due 07/15/15	4,500,000	5,066,775
5.200% due 08/15/19	2,300,000	2,640,531
Edison Mission Energy 7.750% due 06/15/16	3,170,000	2,203,150
Energy Future Intermediate Holding Co LLC 10.000% due 12/01/20	4,500,000	4,927,500
FirstEnergy Corp 7.375% due 11/15/31	9,020,000	11,109,194
MidAmerican Energy Holdings Co
6.125% due 04/01/36	601,000	714,791
6.500% due 09/15/37	2,400,000	3,000,223
Pacific Gas & Electric Co 6.050% due 03/01/34	3,832,000	4,660,509
PacifiCorp 5.650% due 07/15/18	4,360,000	5,208,892
The AES Corp
7.375% due 07/01/21 ~	550,000	610,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
8.000% due 06/01/20	$5,030,000	$5,797,075
9.750% due 04/15/16	990,000	1,163,250
Virginia Electric & Power Co 6.350% due 11/30/37	1,680,000	2,184,072

		60,104,113

Total Corporate Bonds & Notes
(Cost $947,155,962)		1,016,508,048

SENIOR LOAN NOTES - 1.8%

Consumer Discretionary - 0.9%

Allison Transmission Inc Term B 2.750% due 08/07/14 §	1,864,385	1,854,195
AMC Entertainment Inc Term B2 (Extended) 3.490% due 12/15/16 §	1,973,684	1,956,414
Caesars Entertainment Operating Co Term B6 (Extended) 5.490% due 01/26/18 §	1,800,000	1,628,438
Carmike Cinemas Inc Term B 5.500% due 01/27/16 §	2,516,795	2,531,267
Cengage Learning Acquisitions Inc 2.490% due 07/03/14 §	1,974,160	1,826,803
Charter Communications Operating LLC Term C (Extended) 3.720% due 09/06/16 §	3,934,647	3,929,729
Getty Images Inc 5.250% due 11/07/16 §	2,942,067	2,960,455
Las Vegas Sands LLC
(Extended) (Delayed Draw Term Loan)
2.750% due 11/23/16 §	494,501	477,811
Term B (Extended)
2.750% due 11/23/16 §	2,460,387	2,378,119
Michaels Stores Inc Term B2 5.070% due 07/29/16 §	2,048,108	2,056,589
The Gymboree Corp (Initial Term Loan) 5.000% due 02/23/18 §	1,975,000	1,872,124
Univision Communications Inc (Extended) 4.491% due 03/31/17 §	2,971,433	2,761,361

		26,233,305

Consumer Staples - 0.0%

Del Monte Foods Co
4.500% due 03/08/18 §	992,500	991,259

Financials - 0.2%

First Data Corp
Term B (Extended)
2.992% due 03/23/18 §	3,257,313	2,976,369
Term B2 (Non-Extended)
4.242% due 09/24/14 §	3,950,601	3,814,827

		6,791,196

Health Care - 0.3%

Capsugel Holdings U.S. Inc 5.250% due 08/01/18 §	1,484,348	1,498,728
Community Health Systems Inc (Non-Extended) 2.622% due 07/25/14 §	2,638,457	2,608,268
Hanger Orthopedic Group Inc Term C 5.339% due 12/01/16 §	1,485,176	1,475,894
HCA Inc Term B 2.491% due 11/18/13 §	1,281,282	1,277,605
MedAssets Inc 5.250% due 11/16/16 §	1,817,520	1,831,720
RPI Finance Trust Tranche 2 4.000% due 05/09/18 §	992,500	994,981

		9,687,196

Information Technology - 0.1%

Freescale Semiconductor Inc
Term B (Extended)
4.494% due 12/01/16 §	2,907,046	2,836,187

Materials - 0.1%

Fairmount Minerals Ltd Term B
5.250% due 03/15/17 §	2,000,000	2,006,250

Telecommunication Services - 0.1%

Level 3 Financing Inc Tranche A
2.726% due 03/13/14 §	2,500,000	2,466,015

Utilities - 0.1%

GenOn Energy Inc Term B 6.000% due 12/01/17 §	987,469	978,623
Texas Competitive Electric Holdings Co LLC (Extended) 4.743% due 10/10/17 §	3,335,654	1,862,756

		2,841,379

Total Senior Loan Notes
(Cost $54,479,303)		53,852,787

MORTGAGE-BACKED SECURITIES - 43.9%

Collateralized Mortgage Obligations - Commercial - 1.8%

Banc of America Commercial Mortgage Inc
4.727% due 07/10/43 "	544,000	566,872
5.421% due 09/10/45 " §	1,119,000	1,193,812
5.921% due 05/10/45 " §	6,780,000	7,741,201
Bear Stearns Commercial Mortgage Securities 5.719% due 09/11/38 " §	6,625,000	7,556,813
Commercial Mortgage Pass-Through Certificates 5.940% due 06/10/46 " §	5,000,000	5,664,908
DBUBS Mortgage Trust 1.504% due 08/10/44 " § ~	13,527,716	751,992
GE Capital Commercial Mortgage Corp 5.543% due 12/10/49 "	2,240,000	2,442,685
GS Mortgage Securities Corp II 1.777% due 08/10/44 " § ~	5,823,619	544,217
JPMorgan Chase Commercial Mortgage Securities Corp
5.336% due 05/15/47 "	6,455,000	7,096,004
5.440% due 05/15/45 "	972,000	1,044,438
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/40 "	235,000	264,839
5.858% due 07/15/40 " §	5,620,000	6,384,098
5.866% due 06/15/38 " §	1,575,000	1,799,822
5.866% due 09/15/45 " §	380,000	432,431
Lehman Brothers Floating Rate Commercial Mortgage Trust 0.362% due 09/15/21 " § ~	455,560	445,180
Merrill Lynch Mortgage Trust 5.660% due 05/12/39 " §	180,000	204,987
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/48 "	7,000,000	7,546,017
5.485% due 03/12/51 " §	2,150,000	2,323,171
Wachovia Bank Commercial Mortgage Trust 5.308% due 11/15/48 "	1,037,000	1,163,542
WF-RBS Commercial Mortgage Trust 1.172% due 02/15/44 " § ~	16,471,876	894,744

		56,061,773

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value

Collateralized Mortgage Obligations - Residential - 13.3%

Adjustable Rate Mortgage Trust
0.492% due 03/25/36 " §	$953,195	$479,871
2.734% due 10/25/35 " §	10,260,000	6,926,434
2.794% due 07/25/35 " §	1,280,916	981,758
American Home Mortgage Assets 0.432% due 09/25/46 " §	5,637,933	3,218,891
Banc of America Funding Corp 5.266% due 05/20/36 " §	1,692,921	1,084,239
Bear Stearns Adjustable Rate Mortgage Trust 2.720% due 10/25/36 " §	644,604	410,586
Bear Stearns Alt-A Trust 3.005% due 05/25/35 " §	2,492,959	2,161,360
Chevy Chase Mortgage Funding Corp
0.422% due 08/25/47 " § ~	1,570,889	724,932
0.442% due 01/25/36 " § ~	19,134	12,514
0.472% due 07/25/36 " § ~	247,264	157,164
0.532% due 10/25/35 " § ~	53,322	37,815
0.542% due 08/25/35 " § ~	24,431	17,528
Citigroup Mortgage Loan Trust Inc
2.520% due 02/25/36 " § ~	3,589,744	3,531,254
2.807% due 04/25/37 " §	3,120,803	2,090,464
6.500% due 10/25/36 " ~	5,099,442	3,429,683
Citimortgage Alternative Loan Trust 6.000% due 01/25/37 "	8,867,551	5,749,086
Countrywide Alternative Loan Trust
6.000% due 03/25/27 "	877,627	721,930
6.500% due 09/25/34 "	1,911,193	1,857,984
6.500% due 09/25/36 "	4,347,211	3,037,398
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35 "	5,139,083	4,848,604
Fannie Mae
0.592% due 05/25/34 " §	3,056,705	3,060,828
4.000% due 04/25/40 - 07/25/40 "	37,500,000	40,043,227
5.500% due 04/25/42 "	17,000,000	19,375,481
6.500% due 06/25/39 - 03/25/42 "	13,300,000	15,597,601
Fannie Mae (IO)
5.000% due 01/25/38 - 01/25/39 "	7,045,612	1,069,370
5.000% due 01/25/39 " §	2,344,818	348,696
5.500% due 01/25/39 " §	2,162,348	351,989
5.708% due 09/25/41 " §	13,027,559	2,374,361
6.000% due 01/25/38 - 07/25/38 "	9,963,141	1,525,865
6.258% due 10/25/40 " §	6,364,785	877,288
6.288% due 12/25/40 " §	2,857,662	412,915
6.438% due 07/25/41 " §	8,942,522	1,343,645
Fannie Mae Grantor Trust 2.500% due 08/25/51 "	2,010,115	1,988,219
Freddie Mac
0.592% due 04/15/33 " §	2,119,985	2,120,078
1.242% due 02/15/32 " §	407,575	416,149
4.000% due 12/15/39 "	10,346,417	11,071,072
5.000% due 02/15/30 - 10/15/34 "	17,173,897	19,385,498
5.500% due 07/15/34 "	9,305,777	10,938,090
6.000% due 05/15/36 "	4,111,709	4,811,360
Freddie Mac (IO) 6.958% due 08/15/35 " §	1,924,259	332,138
Freddie Mac Multifamily Structured Pass-Through (IO)
1.062% due 01/25/20 " §	11,517,716	731,099
1.236% due 04/25/20 " §	34,415,792	2,486,765
1.278% due 04/25/21 " §	10,091,691	882,301
1.407% due 06/25/46 " §	11,164,885	924,155
1.514% due 08/25/20 " §	13,068,252	1,150,888
1.564% due 02/25/18 " §	32,755,122	2,391,379
1.586% due 10/25/21 " §	6,140,251	698,248
1.609% due 12/25/21 " §	7,260,000	746,510
1.680% due 07/25/21 " §	15,184,234	1,782,538
1.681% due 06/25/20 " §	34,141,991	3,416,145
2.011% due 08/25/18 " §	7,015,212	743,830
2.093% due 05/25/18 " §	24,130,945	2,587,967
Government National Mortgage Association
0.615% due 08/20/58 " §	24,739,306	24,351,468
0.765% due 03/20/61 " §	3,586,323	3,555,919
1.244% due 05/20/60 " §	959,214	976,000
4.500% due 07/20/39 - 10/20/39 "	18,800,000	20,993,696
5.000% due 07/20/39 - 04/16/40 "	10,600,000	12,059,024
Government National Mortgage Association (IO)
5.000% due 11/20/36 "	6,003,017	787,733
5.758% due 02/16/40 - 03/20/41 " §	19,944,549	3,223,832
5.858% due 07/20/35 " §	3,999,168	638,535
5.888% due 02/16/36 " §	8,185,941	1,222,574
5.908% due 07/16/38 " §	1,554,375	247,168
5.938% due 09/20/40 " §	3,178,878	525,013
5.958% due 05/20/37 " §	8,214,821	1,280,598
6.238% due 04/20/40 " §	1,037,272	171,829
6.258% due 03/20/39 - 05/20/40 " §	10,641,569	1,810,061
6.308% due 04/16/34 - 12/20/38 " §	5,783,667	734,607
6.388% due 11/20/38 " §	1,969,159	269,232
6.408% due 01/20/40 " §	1,634,374	280,004
6.458% due 12/16/36 " §	4,137,240	786,520
6.508% due 02/20/35 " §	2,197,505	409,139
7.758% due 12/20/32 " §	2,047,790	346,668
Greenpoint Mortgage Funding Trust 0.422% due 01/25/37 " §	2,962,493	1,602,983
GSMPS Mortgage Loan Trust
0.592% due 03/25/35 " § ~	2,120,997	1,743,949
0.592% due 09/25/35 " § ~	6,193,810	4,881,146
GSR Mortgage Loan Trust
2.749% due 07/25/35 " §	1,000,000	754,412
2.885% due 05/25/35 " §	1,445,911	1,057,397
GSR Mortgage Loan Trust (IO) 6.308% due 10/25/36 " §	4,490,563	813,463
Homestar Mortgage Acceptance Corp 0.792% due 01/25/35 " §	2,507,381	2,466,150
IndyMac Index Mortgage Loan Trust
0.482% due 06/25/37 " §	5,348,341	3,715,161
0.502% due 06/25/35 " §	3,990,763	2,712,685
JPMorgan Mortgage Trust 2.766% due 08/25/35 " §	2,400,000	1,902,942
Lehman Mortgage Trust 6.000% due 05/25/37 "	1,566,914	1,379,998
MASTR Adjustable Rate Mortgages Trust 2.634% due 04/21/34 " §	6,521,017	6,548,836
MASTR Reperforming Loan Trust
0.602% due 07/25/35 " § ~	8,500,842	6,519,249
7.000% due 08/25/34 " ~	2,891,363	2,968,746
Merrill Lynch Mortgage Investors Inc 2.644% due 06/25/35 " §	4,000,000	3,052,978
Morgan Stanley Mortgage Loan Trust
0.522% due 02/25/36 " §	7,104,305	3,948,992
2.677% due 07/25/35 " §	3,315,336	2,225,028
2.780% due 07/25/34 " §	1,766,841	1,626,376
Nomura Asset Acceptance Corp 6.500% due 02/25/35 " ~	3,936,308	4,027,005
RAAC Series 6.000% due 09/25/34 "	2,106,516	2,173,726
RBSSP Resecuritization Trust 3.214% due 12/26/35 " § ~	2,152,162	2,132,381
Residential Asset Securitization Trust
0.742% due 07/25/36 " §	1,240,941	519,883
6.000% due 08/25/36 "	3,286,501	2,519,560
Sequoia Mortgage Trust 0.442% due 07/20/36 " §	7,527,588	5,584,337
Structured Adjustable Rate Mortgage Loan Trust
0.542% due 08/25/37 " §	1,794,953	1,070,691
2.530% due 05/25/34 " §	2,498,394	2,400,825

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
5.433% due 05/25/36 " §	$6,132,579	$4,759,623
5.532% due 05/25/36 " §	8,912,961	7,052,367
Wachovia Mortgage Loan Trust LLC
0.322% due 01/25/37 " §	778,623	414,746
0.422% due 01/25/37 " §	1,806,406	969,842
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.472% due 12/25/36 " §	2,297,445	1,393,216
6.000% due 07/25/36 "	1,672,654	968,372
Washington Mutual Mortgage Pass-Through Certificates
0.532% due 10/25/45 " §	6,115,641	4,917,795
0.562% due 08/25/45 " §	7,843,039	6,477,221
0.800% due 07/25/44 " §	865,661	666,306
2.459% due 09/25/33 " §	713,784	722,257
2.463% due 02/25/33 " §	1,846,460	1,777,796
2.468% due 10/25/33 " §	6,594,255	6,633,069
5.349% due 07/25/37 " §	11,404,150	9,290,385
5.686% due 10/25/36 " §	2,889,155	2,258,237
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/37 "	6,429,410	5,888,783
6.000% due 08/25/37 "	4,766,956	4,632,876
Wells Fargo Mortgage Loan Trust 2.766% due 08/27/35 " § ~	5,862,729	5,387,189

		406,693,789

Fannie Mae - 15.5%

1.000% due 05/01/42 "	8,300,000	9,526,844
2.500% due 05/01/27 "	27,000,000	27,307,969
3.000% due 04/01/27 "	74,200,000	76,866,563
3.500% due 04/01/27 - 05/01/42 "	12,800,000	13,295,843
4.000% due 10/01/41 - 05/01/42 "	112,029,990	117,469,042
4.500% due 04/01/23 - 05/01/42 "	122,427,182	130,305,080
5.000% due 07/01/33 - 06/01/41 "	23,973,288	26,175,999
5.500% due 01/01/37 - 05/01/42 "	25,499,236	27,845,580
6.500% due 07/01/37 - 05/01/42 "	30,258,333	33,941,496
7.000% due 02/01/39 "	10,041,804	11,513,598

		474,248,014

Freddie Mac - 4.9%

2.500% due 05/01/27 "	15,000,000	15,201,563
2.724% due 11/01/36 " §	1,130,750	1,214,652
3.500% due 04/01/27 - 05/01/42 "	14,700,000	15,048,203
4.000% due 05/01/42 "	1,000,000	1,043,750
4.500% due 09/01/40 "	12,301,576	13,055,296
5.000% due 12/01/35 - 03/01/38 "	29,917,225	32,272,446
5.356% due 06/01/37 " §	413,725	445,119
5.427% due 07/01/37 " §	731,243	787,375
5.459% due 06/01/37 " §	3,174,647	3,418,735
5.500% due 08/01/37 - 05/01/42 "	16,730,464	18,211,089
5.568% due 06/01/37 " §	366,354	395,007
5.974% due 01/01/37 " §	260,616	282,699
6.000% due 11/01/39 "	40,323,598	44,649,661
6.500% due 09/01/39 "	2,474,100	2,786,006

		148,811,601

Government National Mortgage Association - 8.4%

0.929% due 08/20/60 " §	1,234,232	1,210,341
3.500% due 04/01/42 "	10,000,000	10,425,000
4.000% due 04/01/42 "	11,200,000	12,022,500
4.500% due 01/20/40 - 04/01/42 "	66,230,387	72,256,963
5.000% due 10/20/39 - 04/01/42 "	84,941,352	93,927,537
5.500% due 04/01/42 "	6,600,000	7,337,343
6.000% due 06/20/35 - 04/01/42 "	50,978,674	57,442,873
6.500% due 10/20/37 "	3,768,067	4,316,678

		258,939,235

Total Mortgage-Backed Securities
(Cost $1,336,101,034)		1,344,754,412

ASSET-BACKED SECURITIES - 4.2%

Access Group Inc 0.673% due 11/22/24 " §	3,600,000	3,470,716
ACE Securities Corp 1.022% due 04/25/34 " §	2,796,053	2,196,322
Aegis Asset-Backed Securities Trust 1.262% due 04/25/34 " §	2,212,558	1,635,318
Ameriquest Mortgage Securities Inc 0.587% due 04/25/34 " §	2,557,802	2,082,633
Argent Securities Inc 0.842% due 10/25/34 " §	6,950,000	4,990,552
Asset-Backed Securities Corp Home Equity
0.662% due 05/25/35 " §	279,916	277,010
0.772% due 06/25/34 " §	2,890,838	2,625,027
Avis Budget Rental Car Funding AESOP LLC
2.802% due 05/20/18 " ~	2,125,000	2,126,374
3.150% due 03/20/17 " ~	2,210,000	2,280,536
4.640% due 05/20/16 " ~	1,890,000	2,036,727
Bear Stearns Asset-Backed Securities Trust 0.812% due 09/25/34 " §	1,698,834	1,472,642
Citigroup Mortgage Loan Trust Inc
0.312% due 05/25/37 " §	1,577,504	1,276,845
0.392% due 08/25/36 " §	987,671	704,158
0.672% due 07/25/35 " §	1,455,000	1,245,087
Countrywide Asset-Backed Certificates 0.302% due 11/25/37 " §	3,308,366	3,230,257
Countrywide Home Equity Loan Trust 0.392% due 11/15/36 " §	303,010	223,072
Credit-Based Asset Servicing & Securitization LLC 1.022% due 07/25/33 " §	1,634,812	1,177,162
Education Funding Capital Trust I
1.450% due 06/15/43 " §	2,600,000	2,444,044
2.430% due 12/15/42 " §	4,450,000	4,049,687
Greenpoint Manufactured Housing
2.246% due 08/21/31 " §	11,125,000	8,005,320
2.246% due 11/22/31 " §	1,925,000	1,604,315
3.007% due 03/18/29 " §	2,800,000	2,137,466
3.731% due 06/19/29 " §	1,250,000	919,435
3.742% due 02/20/32 " §	2,050,000	1,558,483
3.746% due 02/20/30 " §	1,275,000	934,787
3.751% due 03/13/32 " §	2,950,000	2,230,747
7.270% due 06/15/29 "	4,720,000	4,445,859
GSAA Trust 0.402% due 07/25/36 " §	3,021,741	1,335,445
GSAMP Trust 0.792% due 03/25/34 " §	5,276,595	5,153,883
Helios Finance LP CDO (Cayman) 0.942% due 10/20/14 " § ~ Δ	67,047	67,015
Hertz Vehicle Financing LLC 5.290% due 03/25/16 " ~	3,380,000	3,706,794
Home Equity Asset Trust 0.672% due 02/25/36 " § Δ	2,000,000	1,036,979
KeyCorp Student Loan Trust 0.820% due 10/25/32 " §	2,543,645	2,379,457
Nelnet Education Loan Funding Inc
0.720% due 01/25/37 " §	1,300,000	1,230,468
1.090% due 02/25/39 " §	3,650,000	3,175,482
North Carolina State Education Assistance Authority 1.460% due 07/25/41 " §	2,766,777	2,630,762
NorthStar Education Finance Inc 1.149% due 01/29/46 " §	3,050,000	2,384,725
Novastar Home Equity Loan 1.302% due 12/25/33 " §	2,511,850	2,066,509
Origen Manufactured Housing
3.748% due 04/15/37 " §	12,056,996	7,150,093
3.748% due 10/15/37 " §	12,100,000	7,937,956

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
PAMCO CLO 7.910% due 08/06/12 "	$2,426,943	$849,425
Residential Asset Mortgage Products Inc
0.652% due 11/25/35 " § Δ	2,000,000	1,605,384
5.350% due 02/25/33 " §	2,740,507	2,060,650
Residential Asset Securities Corp
0.392% due 06/25/36 " §	3,904,170	3,624,932
0.652% due 11/25/35 " § Δ	3,820,000	2,180,284
Saxon Asset Securities Trust 0.702% due 05/25/35 " §	2,904,228	2,040,608
SLM Student Loan Trust
0.670% due 01/25/27 " §	4,100,000	3,869,488
0.680% due 01/25/27 " §	3,950,000	3,708,236
0.764% due 12/15/25 " § ~	3,150,000	3,014,156
Structured Asset Investment Loan Trust 1.242% due 10/25/33 " §	1,200,000	965,333
Structured Asset Securities Corp 3.450% due 02/25/32 "	3,752,566	3,395,726

Total Asset-Backed Securities
(Cost $138,394,852)		128,950,371

U.S. GOVERNMENT AGENCY ISSUES - 2.4%

Fannie Mae
0.000% due 10/09/19	8,290,000	6,420,315
1.125% due 04/27/17	15,480,000	15,395,061
5.625% due 07/15/37	3,345,000	4,397,782
6.625% due 11/15/30	3,540,000	5,025,136
Farmer Mac Guaranteed Notes Trust 5.125% due 04/19/17 ~	8,400,000	9,878,333
Financing Corp Strips
0.000% due 11/02/18	12,210,000	10,699,879
0.000% due 12/06/18	5,350,000	4,578,150
0.000% due 12/27/18	10,969,000	9,549,085
0.000% due 03/07/19	1,890,000	1,631,337
0.000% due 09/26/19	5,315,000	4,484,648
Tennessee Valley Authority 5.250% due 09/15/39	1,990,000	2,387,509

Total U.S. Government Agency Issues
(Cost $67,933,976)		74,447,235

U.S. TREASURY OBLIGATIONS - 9.6%

U.S. Treasury Bonds - 2.7%

3.125% due 11/15/41	74,270,000	70,974,269
4.375% due 05/15/41	9,420,000	11,284,868

		82,259,137

U.S. Treasury Inflation Protected Securities - 1.5%

2.000% due 04/15/12 ∧	20,349,007	20,401,467
2.500% due 01/15/29 ∧ ‡	12,814,741	16,923,467
3.875% due 04/15/29 ∧ ‡	5,666,046	8,733,677

		46,058,611

U.S. Treasury Notes - 5.4%

0.250% due 01/31/14	4,420,000	4,413,958
0.250% due 02/28/14	260,000	259,634
0.375% due 03/15/15	5,230,000	5,210,796
0.500% due 05/31/13	130,000	130,396
0.875% due 02/28/17	1,750,000	1,737,559
1.000% due 09/30/16	1,710,000	1,715,746
1.000% due 03/31/17	14,320,000	14,288,682
1.250% due 01/31/19	2,820,000	2,760,515
1.375% due 02/28/19	3,640,000	3,587,391
1.750% due 10/31/18	21,620,000	21,956,126
2.000% due 11/15/21	108,260,000	106,543,105
2.000% due 02/15/22	930,000	911,836

		163,515,744

Total U.S. Treasury Obligations
(Cost $292,093,425)		291,833,492

FOREIGN GOVERNMENT BONDS & NOTES - 2.6%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/14	BRL 4,518,000	2,489,951
10.000% due 01/01/17	62,889,000	33,568,603
Malaysia Government Bond (Malaysia)
3.835% due 08/12/15	MYR 25,480,000	8,474,256
4.262% due 09/15/16	5,325,000	1,804,326
Mexican Bonos (Mexico)
8.000% due 06/11/20	MXN 341,768,000	30,259,683
10.000% due 12/05/24	14,760,000	1,510,800
Russian Foreign Bond (Russia) 7.500% due 03/31/30 ~	$1,572,050	1,888,425

Total Foreign Government Bonds & Notes
(Cost $81,099,500)		79,996,044

MUNICIPAL BONDS - 1.4%

American Municipal Power Inc OH 6.270% due 02/15/50	440,000	485,426
Cook County IL ‘D’ 6.229% due 11/15/34	480,000	555,038
Los Angeles Department of Water & Power CA 6.574% due 07/01/45	2,020,000	2,706,214
Municipal Electric Authority GA 6.655% due 04/01/57	760,000	841,852
Municipal Electric Authority GA ‘J’ 6.637% due 04/01/57	1,320,000	1,469,371
Pennsylvania Higher Education Assistance Agency
3.532% due 05/01/46 §	16,950,000	15,680,140
13.279% due 05/01/46 §	750,000	693,749
13.448% due 05/01/46 §	2,025,000	1,873,299
Santa Clara Valley Transportation Authority CA 5.876% due 04/01/32	3,130,000	3,785,391
State of California 7.300% due 10/01/39	2,100,000	2,631,489
State of Illinois
5.665% due 03/01/18	2,900,000	3,166,075
5.877% due 03/01/19	3,010,000	3,313,619
Student Loan Funding Corp OH ‘A’ 0.341% due 09/01/47 §	3,600,000	3,260,358
University of California 4.858% due 05/15/12	2,680,000	2,625,167

Total Municipal Bonds
(Cost $40,227,204)		43,087,188

PURCHASED OPTIONS - 0.1%
(See Note (g) in Notes to Schedule of Investments)
(Cost $2,975,349)		2,320,218

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 12.4%

U.S. Government Agency Issues - 6.5%

Fannie Mae
0.076% due 05/09/12	$61,980,000	$61,975,093
0.102% due 10/15/12	100,000,000	99,945,600
Freddie Mac 0.102% due 08/21/12	36,990,000	36,982,750

		198,903,443

Repurchase Agreements - 5.9%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $334,913; collateralized by U.S. Treasury Notes: 0.750% due 08/15/13 and value $342,500)	334,913	334,913
The Royal Bank of Scotland Group PLC 0.060% due 04/02/12 (Dated 03/30/12, repurchase price of $181,000,905; collateralized by Fannie Mae: 0.540% - 5.000% due 02/13/17 - 09/26/14 and value $184,348,775)	181,000,000	181,000,000

		181,334,913

Total Short-Term Investments
(Cost $380,230,694)		380,238,356

TOTAL INVESTMENTS - 111.7%
(Cost $3,342,271,062)		3,417,656,871

OTHER ASSETS & LIABILITIES, NET - (11.7%)		(356,629,219)

NET ASSETS - 100.0%		$3,061,027,652

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $3,308 or less than 0.1% of the net assets were in default as of March 31, 2012.

(c)	As of March 31, 2012, 0.2% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of March 31, 2012, investments with a total aggregate value of $4,617,276 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts. In addition, $1,018,015 in cash was segregated as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of March 31, 2012 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Euro-Bobl (06/12)	362	EUR 36,200,000	($37,700)
U.S. Treasury 30-Year Bonds (06/12)	1,131	$113,100,000	(7,705,215)

			(7,742,915)

Short Futures Outstanding
Eurodollar (06/12)	101	101,000,000	(92,966)
U.S. Treasury 5-Year Notes (06/12)	2,112	211,200,000	1,416,854
U.S. Treasury 10-Year Notes (06/12)	1,065	106,500,000	1,476,258
U.S. Treasury 30-Year Bonds (06/12)	1,004	100,400,000	4,281,026

			7,081,172

Total Futures Contracts			($661,743)

(f)	Forward foreign currency contracts outstanding as of March 31, 2012 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	BRL	32,960,000	04/12	CIT	$447,292
Buy	CAD	31,287,000	05/12	CIT	3,657
Buy	EUR	1,700,000	05/12	CIT	13,903
Sell	EUR	51,068,240	05/12	CIT	(1,393,222)
Sell	EUR	20,612,000	05/12	MSC	(598,617)
Buy	JPY	1,083,500,000	05/12	CIT	(1,037,661)
Sell	JPY	1,083,500,000	05/12	JPM	867,374

Total Forward Foreign Currency Contracts					($1,697,274)

(g)	Purchased options outstanding as of March 31, 2012 were as follows:

Credit Default Swaptions – Buy Protection (1)

	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount (2)	Cost	Value (3)
Put - OTC Dow Jones CDX HY17 5Y Index	0.970%	06/20/12	BOA	$30,468,200	$1,188,260	$671,355
Put - OTC Dow Jones CDX HY17 5Y Index	0.970%	06/20/12	MSC	24,490,200	955,118	539,632

					$2,143,378	$1,210,987

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swaption and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The seller is only obligated if the swaption is exercised.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(3)	The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swaption agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swaption, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Cost	Value
Put - CME Eurodollar Midcurve 2-Year Futures (09/12)	$99.00	09/14/12	ADV	304	$118,788	$214,700
Put - CME Eurodollar Midcurve 2-Year Futures (12/12)	98.75	12/14/12	MER	1,145	713,183	894,531

					$831,971	$1,109,231

Total Purchased Options					$2,975,349	$2,320,218

(h)	Transactions in written options for the period ended March 31, 2012 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium
Outstanding, December 31, 2011	238	-	$82,527
Call Options Written	555	-	234,665
Put Options Written	2,252	109,897,200	3,168,446
Put Options Closed	(435)	-	(198,855)

Outstanding, March 31, 2012	2,610	109,897,200	$3,286,783

(i)	Premiums received and value of written options outstanding as of March 31, 2012 were as follows:

Credit Default Swaptions – Sell Protection (1)

	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount (2)	Premium	Value (3)
Put - OTC Dow Jones CDX HY17 5Y Index	0.920%	06/20/12	BOA	$60,916,800	$1,254,886	($446,562)
Put - OTC Dow Jones CDX HY17 5Y Index	0.920%	06/20/12	MSC	48,980,400	1,004,098	(359,060)

					$2,258,984	($805,622)

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The portfolio is only obligated if the swaption is exercised.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(3)	The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swaption agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swaption, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value
Call - CME 10-Year U.S. Treasury Note Futures (06/12)	$133.50	05/25/12	MER	555	$234,665	($43,359)

Put - CME 10-Year U.S. Treasury Note Futures (06/12)	127.50	05/25/12	MER	358	187,774	(173,406)
Put - CME 10-Year U.S. Treasury Note Futures (06/12)	126.00	05/25/12	MER	248	161,944	(62,000)
Put - CME Eurodollar Midcurve 2-Year Futures (09/12)	98.75	09/14/12	ADV	304	75,012	(133,000)
Put - CME Eurodollar Midcurve 2-Year Futures (12/12)	98.25	12/14/12	MER	1,145	368,404	(443,688)

					793,134	(812,094)

					$1,027,799	($855,453)

Total Written Options					$3,286,783	($1,661,075)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(j)	Swap agreements outstanding as of March 31, 2012 were as follows:

Credit Default Swaps on Credit Indices – Buy Protection (1)

						Upfront
	Fixed Deal					Premiums
	Pay	Expiration	Counter-	Notional		Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount (3)	Value (4)	(Received)	Depreciation
CMBX 1 2006-1	0.100%	10/12/52	CSF	$16,513,000	$512,570	$699,858	($187,288)
CMBX 1 2006-1	0.100%	10/12/52	GSC	3,804,000	118,078	156,915	(38,837)
CMBX 1 2006-1	0.100%	10/12/52	MSC	6,987,000	216,880	270,746	(53,866)

					$847,528	$1,127,519	($279,991)

Credit Default Swaps on Credit Indices – Sell Protection (2)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (3)	Value (4)	(Received)	(Depreciation)
CMBX 2 2006-2	0.070%	03/15/49	BOA	$4,991,000	($245,838)	($293,221)	$47,383
CMBX 2 2006-2	0.070%	03/15/49	CSF	2,729,000	(134,420)	(160,329)	25,909
CMBX 2 2006-2	0.070%	03/15/49	MSC	1,620,000	(79,795)	(89,100)	9,305
CMBX 3 2007-1	0.080%	12/13/49	JPM	3,145,000	(212,695)	(243,737)	31,042
CMBX NA AM 1	0.500%	10/12/52	CSF	1,783,000	(140,900)	(165,485)	24,585
CMBX NA AM 1	0.500%	10/12/52	GSC	1,572,000	(124,225)	(145,410)	21,185

					($937,873)	($1,097,282)	$159,409

Total Credit Default Swaps					($90,345)	$30,237	($120,582)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement had been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Upfront
							Premiums
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Unrealized
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	Appreciation
3-Month USD-LIBOR	BRC	Receive	2.097%	01/27/22	$60,610,000	$720,285	$-	$720,285
3-Month USD-LIBOR	MSC	Receive	2.055%	01/30/22	39,040,000	618,197	-	618,197

						$1,338,482	$-	$1,338,482

Total Return Swaps

						Upfront
		Counter-	Expiration	Notional		Premiums	Unrealized
Receive Total Return	Pay	party	Date	Amount	Value	Received	Appreciation
Interest from Fannie Mae 30-Year IO 4.500%	1-Month USD-LIBOR	GSC	01/12/40	$5,433,812	$80,907	($38,989)	$119,896

Total Swap Agreements					$1,329,044	($8,752)	$1,337,796

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$1,668,720	$1,668,720	$-	$-
	Corporate Bonds & Notes	1,016,508,048	-	1,013,599,360	2,908,688
	Senior Loan Notes	53,852,787	-	53,852,787	-
	Mortgage-Backed Securities	1,344,754,412	-	1,314,660,684	30,093,728
	Asset-Backed Securities	128,950,371	-	116,047,008	12,903,363
	U.S. Government Agency Issues	74,447,235	-	74,447,235	-
	U.S. Treasury Obligations	291,833,492	-	291,833,492	-
	Foreign Government Bonds & Notes	79,996,044	-	79,996,044	-
	Municipal Bonds	43,087,188	-	21,579,642	21,507,546
	Short-Term Investments	380,238,356	-	380,238,356	-
	Derivatives:
	Credit Contracts
	Purchased Options	1,210,987	-	1,210,987	-
	Swaps	847,528	-	847,528	-

	Total Credit Contracts	2,058,515	-	2,058,515	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,332,226	-	1,332,226	-
	Interest Rate Contracts
	Futures	7,174,138	7,174,138	-	-
	Purchased Options	1,109,231	1,109,231	-	-
	Swaps	1,419,389	-	1,419,389	-

	Total Interest Rate Contracts	9,702,758	8,283,369	1,419,389	-

	Total Assets - Derivatives	13,093,499	8,283,369	4,810,130	-

	Total Assets	3,428,430,152	9,952,089	3,351,064,738	67,413,325

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(805,622)	-	(805,622)	-
	Swaps	(937,873)	-	(937,873)	-

	Total Credit Contracts	(1,743,495)	-	(1,743,495)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,029,500)	-	(3,029,500)	-
	Interest Rate Contracts
	Futures	(7,835,881)	(7,835,881)	-	-
	Written Options	(855,453)	(855,453)	-	-

	Total Interest Rate Contracts	(8,691,334)	(8,691,334)	-	-

	Total Liabilities - Derivatives	(13,464,329)	(8,691,334)	(4,772,995)	-

	Total Liabilities	(13,464,329)	(8,691,334)	(4,772,995)	-

	Total	$3,414,965,823	$1,260,755	$3,346,291,743	$67,413,325

During the period ended March 31, 2012, an investment with a total aggregate value of $2,384,725 was transferred from level 2 to level 3 due to valuation being updated from an evaluated vendor price to single broker quoted vendor price. Also during the period, an investment with a total aggregate value of $833,451 was transferred from level 3 to level 2 due to valuation being updated from a single broker quoted vendor price to an evaluated vendor price.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) for the period ended March 31, 2012:

	Corporate	Mortgage-Backed	Asset-Backed	Municipal
	Bonds & Notes	Securities	Securities	Bonds	Total
Value, Beginning of Period	$3,571,807	$29,655,986	$11,656,411	$23,751,528	$68,635,732
Purchases	-	978,147	-	-	978,147
Sales (includes paydowns)	(51,783)	(533,637)	(1,297,802)	(2,525,000)	(4,408,222)
Accrued Discounts (Premiums)	(545)	(55)	5,538	15,806	20,744
Net Realized Gains (Losses)	(237)	(102)	16,975	192,202	208,838
Change in Net Unrealized Appreciation (Depreciation)	222,897	(6,611)	137,516	73,010	426,812
Transfers In	-	-	2,384,725	-	2,384,725
Transfers Out	(833,451)	-	-	-	(833,451)

Value, End of Period	$2,908,688	$30,093,728	$12,903,363	$21,507,546	$67,413,325

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$202,281	($6,611)	$137,516	$73,010	$406,196

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.4%

Consumer Discretionary - 0.4%

Euramax Holdings Inc ‘A’ * ◊	947	$284,220
Metro-Goldwyn-Mayer Studios Inc * ◊	178,408	4,654,218

		4,938,438

Total Common Stocks
(Cost $4,342,094)		4,938,438

	Principal
	Amount
CORPORATE BONDS & NOTES - 3.9%

Consumer Discretionary - 1.0%

AMC Entertainment Inc 8.750% due 06/01/19	$500,000	526,250
Cablevision Systems Corp 7.750% due 04/15/18	500,000	525,000
CCO Holdings LLC 7.875% due 04/30/18	1,000,000	1,085,000
Chrysler Group LLC 8.250% due 06/15/21	1,000,000	1,015,000
Clear Channel Worldwide Holdings Inc
7.625% due 03/15/20 ~	90,000	88,650
9.250% due 12/15/17	1,000,000	1,101,250
Education Management LLC 8.750% due 06/01/14	500,000	482,500
Ford Motor Co 7.450% due 07/16/31	1,000,000	1,227,500
Laureate Education Inc 11.250% due 08/15/15 § ~	1,000,000	1,040,000
Limited Brands Inc 5.625% due 02/15/22	195,000	197,681
MGM MIRAGE 5.875% due 02/27/14	500,000	517,500
MGM Resorts International 7.750% due 03/15/22	210,000	214,200
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	1,000,000	1,102,500
Regal Entertainment Group 9.125% due 08/15/18	1,000,000	1,100,000
Toys R Us Inc 7.875% due 04/15/13	70,000	72,800
Toys R Us Property Co I LLC 10.750% due 07/15/17	350,000	385,000

		10,680,831

Consumer Staples - 0.1%

Pinnacle Foods Finance LLC 9.250% due 04/01/15	1,000,000	1,032,500
Reynolds Group Issuer Inc 9.875% due 08/15/19 ~	150,000	153,563
Spectrum Brands Inc 6.750% due 03/15/20 ~	120,000	121,650

		1,307,713

Energy - 0.4%

Berry Petroleum Co 6.750% due 11/01/20	1,000,000	1,062,500
Coffeyville Resources LLC 9.000% due 04/01/15 ~	750,000	806,250
OGX Austria GmbH (Austria) 8.500% due 06/01/18 ~	1,000,000	1,044,000
Oil States International Inc 6.500% due 06/01/19	785,000	828,175
PetroBakken Energy Ltd (Canada) 8.625% due 02/01/20 ~	200,000	209,000
Samson Investment Co 9.750% due 02/15/20 ~	130,000	131,787

		4,081,712

Financials - 0.3%

CIT Group Inc
4.750% due 02/15/15 ~	500,000	505,663
5.250% due 03/15/18	55,000	56,169
E*Trade Financial Corp 12.500% due 11/30/17	500,000	584,375
First Data Corp 7.375% due 06/15/19 ~	140,000	143,325
General Motors Acceptance Corp 8.000% due 12/31/18	1,000,000	1,067,500
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	200,000	202,500
TransUnion Holding Co Inc 9.625% due 06/15/18 ~	170,000	179,775

		2,739,307

Health Care - 0.6%

Alere Inc 9.000% due 05/15/16	1,000,000	1,047,500
Endo Pharmaceuticals Holdings Inc 7.000% due 07/15/19	485,000	520,163
HCA Inc 7.500% due 02/15/22	835,000	891,362
Kinetic Concepts Inc 12.500% due 11/01/19 ~	100,000	95,000
Multiplan Inc 9.875% due 09/01/18 ~	1,000,000	1,085,000
Pharmaceutical Product Development Inc 9.500% due 12/01/19 ~	1,000,000	1,090,000
Physio-Control Inc 9.875% due 01/15/19 ~	100,000	105,500
USPI Finance Corp 9.000% due 04/01/20 ~	65,000	67,275
Warner Chilcott Co LLC 7.750% due 09/15/18	1,000,000	1,047,500

		5,949,300

Industrials - 0.4%

Aircastle Ltd (Bermuda)
6.750% due 04/15/17 ~	55,000	55,000
7.625% due 04/15/20 ~	25,000	25,000
Avis Budget Car Rental LLC 9.625% due 03/15/18	1,000,000	1,090,000
Covanta Holding Corp 6.375% due 10/01/22	95,000	96,964
Huntington Ingalls Industries Inc 7.125% due 03/15/21	680,000	731,850
International Lease Finance Corp 8.750% due 03/15/17	1,000,000	1,115,000
Meritor Inc 8.125% due 09/15/15	250,000	265,000
TransDigm Inc 7.750% due 12/15/18	1,000,000	1,087,500
UR Financing Escrow Corp
7.375% due 05/15/20 ~	60,000	61,500
7.625% due 04/15/22 ~	135,000	139,050

		4,666,864

Information Technology - 0.2%

Alliance Data Systems Corp 6.375% due 04/01/20 ~	55,000	55,963
Equinix Inc 7.000% due 07/15/21	1,000,000	1,100,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Lawson Software Inc 9.375% due 04/01/19 ~	$65,000	$67,437
Sophia LP 9.750% due 01/15/19 ~	250,000	268,125
SunGard Data Systems Inc 10.250% due 08/15/15	1,000,000	1,043,750

		2,535,275

Materials - 0.2%

FMG Resources August 2006 Property Ltd (Australia) 8.250% due 11/01/19 ~	595,000	627,725
LyondellBasell Industries NV (Netherlands) 5.750% due 04/15/24 ~	200,000	200,000
Sealed Air Corp 8.375% due 09/15/21 ~	1,000,000	1,128,750
Taminco Global Chemical Corp 9.750% due 03/31/20 ~	30,000	31,350

		1,987,825

Telecommunication Services - 0.5%

Avaya Inc 10.125% due 11/01/15	500,000	497,500
Hughes Satelite Systems Corp 6.500% due 06/15/19	1,000,000	1,050,000
Intelsat Jackson Holdings SA (Luxembourg) 11.250% due 06/15/16	1,000,000	1,055,000
Intelsat Luxembourg SA (Luxembourg) 11.500% due 02/04/17	250,000	260,625
Nextel Communications Inc
5.950% due 03/15/14	100,000	100,500
7.375% due 08/01/15	200,000	194,000
Sprint Nextel Corp
6.000% due 12/01/16	755,000	677,612
9.000% due 11/15/18 ~	100,000	110,000
9.125% due 03/01/17 ~	100,000	99,750
UPCB Finance VI Ltd (Cayman) 6.875% due 01/15/22 ~	250,000	259,375
Windstream Corp 7.750% due 10/01/21	1,000,000	1,075,000

		5,379,362

Utilities - 0.2%

AmeriGas Finance LLC
6.750% due 05/20/20	120,000	122,100
7.000% due 05/20/22	150,000	153,375
Edison Mission Energy 7.500% due 06/15/13	250,000	206,250
NRG Energy Inc 8.250% due 09/01/20	1,000,000	990,000
The AES Corp 7.375% due 07/01/21 ~	1,000,000	1,110,000

		2,581,725

Total Corporate Bonds & Notes
(Cost $39,335,032)		41,909,914

SENIOR LOAN NOTES - 91.5%

Consumer Discretionary - 31.6%

1-800 Contacts Inc 7.700% due 03/04/15 §	1,789,060	1,785,706
99 Cents Only Stores Term B 7.750% due 01/11/19 §	648,375	661,545
Acosta Inc 4.750% due 03/01/18 §	1,590,088	1,586,113
Advantage Sales & Marketing Inc Term B 5.250% due 12/18/17 §	2,394,687	2,395,286
Affinion Group Inc Term B 5.000% due 10/10/16 §	4,124,975	3,920,017
Alliance Laundry Systems LLC Term B 7.250% due 09/30/16 §	852,632	853,697
Allied Security Holdings LLC (1st Lien) 5.250% due 02/03/17 §	717,750	719,096
Allison Transmission Inc Term B 2.750% due 08/07/14 §	8,525,587	8,478,986
Altegrity Inc
2.992% due 02/21/15 §	2,168,685	2,080,131
Tranche D
7.750% due 02/20/15 §	869,960	873,495
AMC Entertainment Inc
Term B2 (Extended)
3.491% due 12/15/16 §	1,958,225	1,941,090
Term B3
4.250% due 02/22/18 §	1,246,875	1,237,523
AMC Networks Inc Term B 4.000% due 12/31/18 §	1,736,875	1,732,533
Ameristar Casinos Inc Term B 4.000% due 04/13/18 §	1,311,750	1,314,791
AMSCAN Holdings Inc Term B 6.750% due 12/04/17 §	1,994,625	2,001,682
ARAMARK Corp
(Extended)
3.651% due 01/27/14 §	2,105,790	2,102,410
(Extended) (LC - 3 Facility)
3.341% due 01/27/14 §	169,638	169,366
(Extended) (Letter of Credit)
3.341% due 07/26/16 §	307,355	306,861
Term B (Extended)
3.491% due 07/26/16 §	4,673,529	4,666,028
Ascend Learning Term B 7.002% due 12/06/16 §	1,435,506	1,421,509
Asurion LLC
(1st Lien)
5.500% due 05/24/18 §	9,276,511	9,199,980
(2nd Lien)
9.000% due 05/24/19 §	500,000	507,625
Atlantic Broadband Finance LLC Tranche B 4.000% due 03/08/16 §	1,557,808	1,558,587
Autoparts Holdings Ltd (1st Lien) 6.500% due 07/28/17 §	522,375	526,293
BARBRI Review Courses Inc Term B 6.000% due 06/16/17 §	946,438	941,705
BBHI Acquisition LLC Term B 4.500% due 12/14/17 §	1,604,688	1,605,021
Brickman Group Holdings Inc Term B 7.250% due 10/14/16 §	2,493,438	2,516,295
Burger King Corp Term B 4.500% due 10/19/16 §	6,286,614	6,286,300
Caesars Entertainment Operating Co Term B6 (Extended) 5.492% due 01/26/18 §	3,872,847	3,503,718
Carmike Cinemas Inc Term B 5.500% due 01/27/16 §	1,559,815	1,568,784
Catalina Marketing Corp 2.991% due 10/01/14 §	9,921,923	9,574,656
Cedar Fair LP Term B 4.000% due 12/15/17 §	1,929,578	1,936,887
Cengage Learning Acquisitions Inc 2.490% due 07/03/14 §	3,309,129	3,062,125
Cequel Communications LLC Term B 4.000% due 02/14/19 §	5,675,000	5,630,667
Charter Communications Operating LLC Term C (Extended) 3.720% due 09/06/16 §	9,799,499	9,787,249
Chrysler Group LLC Term B 6.000% due 05/24/17 §	7,547,975	7,680,653

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value

Cinedigm Digital Funding I LLC 5.250% due 04/29/16 §	$808,404	$788,194
Cinemark USA Inc (Extended) 3.573% due 04/29/16 §	2,939,850	2,950,874
Clear Channel Communications Inc Term B 3.891% due 01/28/16 §	1,476,399	1,200,866
ClubCorp Club Operations Inc Term B 6.000% due 11/30/16 §	2,299,650	2,314,023
Crown Media Holdings Inc Term B 5.750% due 07/14/18 §	613,688	615,222
Cumulus Media Inc 5.750% due 09/17/18 §	5,408,623	5,434,314
Dave & Buster’s Inc 5.500% due 06/01/16 §	1,965,000	1,960,088
Delphi Corp Term B 3.500% due 03/31/17 §	2,359,684	2,363,106
Denny’s Inc Term B 5.250% due 09/30/16 §	1,551,667	1,558,455
DineEquity Inc Term B 4.250% due 10/19/17 §	1,690,836	1,693,294
Dollar General Corp Tranche B2 2.992% due 07/07/14 §	1,524,587	1,528,344
Dunkin Brands Inc Term B2 4.000% due 11/23/17 §	6,778,173	6,784,518
Education Management LLC Term C3 due 03/29/18 ¥	2,650,000	2,570,500
Entercom Radio LLC Term B 6.277% due 11/23/18 §	730,000	738,213
Federal-Mogul Corp
Term B
2.178% due 12/29/14 §	10,898,625	10,500,520
Term C
2.178% due 12/28/15 §	5,655,989	5,449,387
FoxCo Acquisition Sub LLC Term B 4.750% due 07/14/15 §	1,022,726	1,025,079
FTD Inc 4.750% due 06/11/18 §	1,662,438	1,647,891
General Nutrition Centers Inc Term B 4.250% due 03/02/18 §	6,637,500	6,634,719
Getty Images Inc
5.250% due 11/07/16 §	2,451,722	2,467,046
Term B1
due 11/13/15 ¥	750,000	753,594
Go Daddy Operating Company LLC 5.500% due 12/17/18 §	1,940,250	1,947,526
Harbor Freight Tools USA Inc (1st Lien) 6.500% due 12/22/17 §	2,338,776	2,363,139
HHI Holdings LLC Term B 7.002% due 03/21/17 §	942,747	947,460
Instant Web Inc
(Delayed Draw Term Loan)
3.616% due 08/07/14 §	209,662	189,744
Term B
3.616% due 08/07/14 §	2,011,275	1,820,204
Interactive Data Corp Term B 4.500% due 02/12/18 §	3,726,951	3,737,043
Isle of Capri Casinos Inc Term B 4.750% due 11/01/13 §	1,188,000	1,194,312
J Crew Operating Corp Term B 4.750% due 03/07/18 §	4,193,313	4,128,543
Jo-Ann Stores Inc 4.750% due 03/16/18 §	3,693,226	3,676,606
Kabel Deutschland GmbH Term F (Germany) 4.250% due 02/01/19 §	1,400,000	1,399,416
Language Line LLC Term B 6.250% due 06/20/16 §	2,687,853	2,704,652
Las Vegas Sands LLC
(Extended) (Delayed Draw Term Loan)
2.750% due 11/23/16 §	693,620	670,210
Term B (Extended)
2.750% due 11/23/16 §	3,432,709	3,317,930
Laureate Education Inc (Extended) 5.250% due 08/15/18 §	3,967,481	3,893,091
LIN Television Corp Term B 5.000% due 12/21/18 §	773,063	777,894
Live Nation Entertainment Inc Term B 4.500% due 11/07/16 §	3,087,000	3,091,501
LodgeNet Entertainment Corp 6.500% due 04/04/14 §	646,656	624,561
Mediacom Broadband LLC Tranche F 4.500% due 10/23/17 §	3,930,000	3,927,544
Mediacom LLC Tranche E 4.500% due 10/23/17 §	5,897,462	5,895,003
Meritas LLC (1st Lien) 7.500% due 07/28/17 §	994,375	989,403
Michaels Stores Inc
Term B2
5.030% due 07/29/16 §	5,805,554	5,829,595
Term B3 (Extended)
5.030% due 07/29/16 §	6,480,355	6,507,190
Midcontinent Communications Term B 4.000% due 12/30/16 §	1,970,013	1,957,085
National Bedding Company LLC (Extended) (1st Lien) 3.750% due 11/28/13 §	4,418,654	4,421,415
Nelson Education Ltd (Canada) 2.970% due 07/03/14 §	2,294,056	2,110,531
Nexstar Broadcasting Inc Term B 5.000% due 09/30/16 §	989,959	993,671
NPC International Inc Term B due 04/12/19 ¥	850,000	850,000
Orbitz Worldwide Inc 3.316% due 07/25/14 §	2,682,995	2,553,876
OSI Restaurant Partners LLC
(Revolving Letter of Credit)
2.603% due 06/14/13 §	674,611	663,653
Term B
2.572% due 06/14/14 §	6,821,165	6,710,362
Penn National Gaming Inc Term B 3.750% due 07/16/18 §	1,463,938	1,465,920
Petco Animal Supplies Inc 4.500% due 11/24/17 §	3,077,348	3,077,019
Phillips-Van Heusen Corp Term B1 3.500% due 05/06/16 §	1,731,173	1,738,747
Pilot Travel Centers LLC Term B 4.250% due 03/30/18 §	2,282,716	2,291,847
Pinnacle Entertainment Inc Series A (Incremental) 4.000% due 03/19/19 §	725,000	727,870
Raycom TV Broadcasting Inc Term B 4.500% due 05/31/17 §	1,116,563	1,099,814
RE/MAX International Inc 5.500% due 04/15/16 §	1,769,702	1,767,490
Regal Cinemas Inc Term B 3.368% due 08/23/17 §	6,320,000	6,306,835
RGIS Holdings LLC
(Delayed Draw Term Loan)
2.970% due 04/30/14 §	100,105	98,854
Term B
2.741% due 04/30/14 §	1,978,050	1,953,324
Sabre Inc Term B 2.328% due 09/30/14 §	13,881,589	13,054,482
Sagittarius Restaurants LLC Term B 7.509% due 05/18/15 §	905,938	911,600
Savers Inc Term B 4.250% due 03/03/17 §	2,363,003	2,366,784

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
SeaWorld Parks & Entertainment Inc
Term A
2.991% due 02/17/16 §	$970,805	$965,951
Term B
due 08/17/17 ¥	825,000	825,254
4.000% due 08/17/17 §	909,812	910,092
ServiceMaster Co
2.802% due 07/24/14 §	4,465,133	4,422,237
(Delayed Draw Term Loan)
2.750% due 07/24/14 §	444,661	440,389
Sinclair Television Group Inc
Term B
due 10/28/16 ¥	503,859	502,853
4.000% due 10/28/16 §	469,645	469,673
Six Flags Entertainment Corp Term B 4.250% due 12/20/18 §	2,775,000	2,775,955
SRAM LLC Term B 4.751% due 06/07/18 §	1,572,239	1,574,185
SymphonyIRI Group Inc Term B 5.000% due 12/01/17 §	1,066,938	1,067,159
The Goodyear Tire & Rubber Co (2nd Lien) 1.750% due 04/30/14 §	5,110,000	5,102,550
The Neiman Marcus Group Inc (Extended) 4.750% due 05/16/18 §	3,900,000	3,897,563
Town Sports International Inc 7.000% due 05/11/18 §	1,176,470	1,192,646
Travelport LLC
(Extended) (Delayed Draw Term Loan)
5.081% due 08/21/15 §	2,091,118	1,910,759
Term B (Extended)
5.081% due 08/21/15 §	2,975,123	2,718,519
Tranche S
4.970% due 08/21/15 §	768,384	702,111
Univision Communications Inc
(Extended)
4.491% due 03/31/17 §	5,523,494	5,132,999
(Initial Term Loan)
2.244% due 09/29/14 §	2,398,489	2,369,508
USI Holdings Corp (Incremental) 7.000% due 05/05/14 §	3,529,500	3,557,736
Veyance Technologies Inc
(Delayed Draw Term Loan)
2.750% due 07/31/14 §	247,336	235,485
(Initial Term Loan)
2.750% due 07/31/14 §	1,726,832	1,644,088
Visant Holding Corp Term B 5.250% due 12/22/16 §	2,639,624	2,570,883
Warnaco Inc 3.750% due 06/15/18 §	645,125	646,738
Weather Channel Term B 4.250% due 02/13/17 §	7,923,506	7,942,126
Weight Watchers International Inc Term F 4.000% due 03/12/19 §	1,700,000	1,695,507
Zuffa LLC Term B 2.250% due 06/19/15 §	2,916,418	2,841,078

		341,980,447

Consumer Staples - 7.3%

Dean Foods Co
Term A (Extended)
3.250% due 04/02/14 §	2,807,692	2,791,023
Tranche B
1.750% due 04/02/14 §	984,456	975,842
Del Monte Foods Co 4.500% due 03/08/18 §	9,602,438	9,590,434
Dole Food Co Inc Tranche B2 5.040% due 07/06/18 §	1,267,919	1,276,636
High Liner Foods Inc Term B (Canada) 7.000% due 01/03/18 §	850,000	852,656
JBS USA Holdings Inc 4.250% due 05/25/18 §	5,808,612	5,824,005
JRD Holdings Inc 2.500% due 07/02/14 §	1,670,386	1,680,283
KIK Custom Products Inc
(1st Lien)
2.500% due 06/02/14 §	3,599,045	3,317,121
(2nd Lien)
5.243% due 11/28/14 §	2,500,000	1,675,000
(Canadian Term Loan)
2.500% due 06/02/14 §	616,979	568,649
Michael Foods Group Inc 4.252% due 02/23/18 §	903,658	905,353
NBTY Inc Term B 4.250% due 10/02/17 §	3,254,052	3,262,187
Pierre Foods Inc (1st Lien) 7.000% due 09/30/16 §	3,111,862	3,115,752
Pinnacle Foods Finance LLC
Term E
due 04/18/18 ¥	375,000	376,641
Tranche B
2.770% due 04/02/14 §	3,970,662	3,980,588
Tranche D
6.000% due 04/02/14 §	920,535	922,606
Prestige Brands Inc 5.297% due 01/31/19 §	625,379	630,265
Reynolds Group Holdings Inc
Tranche B
6.500% due 02/09/18 §	7,981,472	8,092,670
Tranche C
6.500% due 08/09/18 §	3,617,284	3,667,680
Rite Aid Corp
Term B
2.003% due 06/04/14 §	5,789,689	5,698,502
Tranche 5
4.500% due 03/02/18 §	2,721,365	2,695,003
Roundy’s Supermarkets Inc Term B 5.750% due 02/08/19 §	1,275,000	1,284,562
Solvest Ltd Tranche C2 (Bermuda) 5.026% due 07/06/18 §	2,268,911	2,284,510
Spectrum Brands Inc Term B 5.001% due 06/17/16 §	3,841,983	3,857,175
SUPERVALU Inc Term B3 4.500% due 04/28/18 §	6,063,750	6,072,579
U.S. Foodservice Inc Term B 2.740% due 07/03/14 §	3,961,139	3,830,279

		79,228,001

Energy - 2.7%

Buffalo Gulf Coast Terminals LLC Term B 7.500% due 10/31/17 §	746,250	749,981
CCS Corp (Incremental) (Canada) 6.500% due 10/17/14 §	1,695,750	1,704,229
Citgo Petroleum Corp
Term B
8.000% due 06/24/15 §	264,330	265,652
Term C
9.000% due 06/23/17 §	5,354,625	5,495,184
Crestwood Holdings LLC Term B 9.750% due 03/20/18 §	1,450,000	1,478,395
Energy Transfer Equity LP Term B 3.750% due 03/21/17 §	3,375,000	3,315,235
Frac Tech International LLC Term B 6.250% due 05/06/16 §	4,558,492	4,549,945
Gibson Energy Term B (Canada) 5.750% due 06/15/18 §	2,654,938	2,674,186
Invenergy LLC Term B 9.000% due 11/21/17 §	972,563	970,131
MEG Energy Corp Term B (Canada) 4.000% due 03/16/18 §	1,567,125	1,566,968

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	$4,852,700	$4,889,095
Sheridan Production Partners I LLC
6.500% due 04/20/17 §	1,602,875	1,606,382
Term A-1
6.500% due 04/20/17 §	212,394	212,859
Term M-1
6.500% due 04/20/17 §	129,731	130,015

		29,608,257

Financials - 5.0%

Asset Acceptance Capital Corp Term B 8.750% due 11/08/17 §	1,703,438	1,707,696
BRSP LLC Term B 7.500% due 06/04/14 §	1,558,162	1,577,639
Citco III Ltd (Cayman) 5.500% due 06/29/18 §	2,133,875	2,117,871
CNO Financial Group Inc Term B 6.250% due 09/30/16 §	1,228,832	1,238,048
First Data Corp
Term B (Extended)
4.242% due 03/23/18 §	1,634,332	1,493,371
Term B1 (Non-Extended)
2.992% due 09/24/14 §	4,982,184	4,808,874
Term B3 (Non-Extended)
2.992% due 09/24/14 §	1,000,000	965,417
Hamilton Lane Advisors LLC 6.500% due 02/23/18 §	950,000	952,375
Harbourvest Partners LLC Term B 6.250% due 12/16/16 §	1,365,189	1,372,015
HUB International Ltd
(Delayed Draw Term Loan)
2.970% due 06/13/14 §	1,048,773	1,036,707
(Initial Term Loan)
2.970% due 06/13/14 §	4,665,490	4,633,415
Term B (Add on)
6.750% due 06/13/14 §	3,900,000	3,908,533
iPayment Inc Term B 5.750% due 05/08/17 §	1,175,000	1,174,627
LPL Holdings Inc
Term A
due 03/23/17 ¥	1,225,000	1,200,500
Term B
4.000% due 03/22/19 §	3,225,000	3,227,016
MIP Delaware LLC 5.500% due 07/12/18 §	1,103,581	1,113,237
MSCI Inc Term B1 3.500% due 03/14/17 §	5,738,041	5,741,628
Nuveen Investments Inc
(Extended)
5.754% due 05/12/17 §	5,444,200	5,445,904
(Extended) (1st Lien)
5.755% due 05/13/17 §	2,305,800	2,310,123
(Incremental)
7.250% due 05/13/17 §	700,000	708,750
Shield Finance Co SARL Term B (Luxembourg) 7.752% due 06/15/16 §	1,113,313	1,121,662
Trans Union LLC Term B 4.750% due 02/12/18 §	5,940,000	6,005,043

		53,860,451

Health Care - 13.7%

Alere Inc
(Incremental)
4.500% due 06/30/17 §	748,125	745,086
Term B
4.750% due 06/30/17 §	3,117,188	3,104,526
Term B2
due 03/28/18 ¥	600,000	598,500
Alliance HealthCare Services Inc Term B 7.250% due 06/01/16 §	1,844,095	1,705,787
Aptalis Pharma Inc Term B 5.500% due 02/10/17 §	1,752,812	1,754,273
Ardent Medical Services Inc Term B (Add on) 6.500% due 09/18/15 §	870,584	872,761
Aveta Holdings LLC
Term B
due 04/04/17 ¥	862,500	836,625
Term MMM
due 04/04/17 ¥	862,500	836,625
8.500% due 04/14/15 §	429,184	429,900
Term Namm
8.500% due 04/14/15 §	429,184	429,900
Bausch & Lomb Inc
(Delayed Draw Term Loan)
3.491% due 04/24/15 §	965,706	965,465
(Parent Term Loan)
3.670% due 04/24/15 §	3,952,257	3,951,269
Biomet Inc Term B 3.376% due 03/25/15 §	10,784,457	10,681,541
Capsugel Holdings U.S. Inc 5.250% due 08/01/18 §	1,657,522	1,673,580
CareStream Health Inc Term B 5.000% due 02/25/17 §	1,905,281	1,871,938
Catalent Pharma Solutions (Incremental) 5.250% due 09/15/17 §	798,000	798,000
Community Health Systems Inc
(Extended)
3.989% due 01/25/17 §	5,611,629	5,540,170
(Non-Extended)
2.628% due 07/25/14 §	7,708,276	7,620,078
Convatec Inc 5.750% due 12/22/16 §	864,063	861,902
DaVita Inc Term B 4.500% due 10/20/16 §	3,826,563	3,847,590
DJO Finance LLC
Term B2 (Extended)
5.241% due 11/01/16 §	2,506,593	2,490,927
Term B3
due 09/15/17 ¥	500,000	499,271
6.250% due 09/15/17 §	1,600,000	1,597,667
Drumm Investors LLC 5.000% due 05/04/18 §	994,867	942,637
Emergency Medical Services Corp 5.250% due 05/25/18 §	3,486,184	3,494,028
Endo Pharmaceuticals Holdings Inc Term B 4.000% due 06/18/18 §	641,438	642,640
Fresenius U.S. Finance I Inc
Term D1
3.250% due 09/10/14 §	1,149,381	1,150,099
Term D2
3.250% due 09/10/14 §	801,987	802,488
Grifols Inc Term B 4.500% due 06/01/17 §	3,848,509	3,858,130
Hanger Orthopedic Group Inc Term C 4.010% due 12/01/16 §	1,849,657	1,838,096
HCA Inc
Term B2 (Extended)
3.720% due 03/31/17 §	3,000,000	2,950,158
Term B3 (Extended)
3.491% due 05/01/18 §	10,397,103	10,207,064
Health Management Associates Inc Term B 4.500% due 11/16/18 §	2,443,875	2,428,356
Iasis Healthcare LLC 5.000% due 05/03/18 §	2,103,750	2,108,353
Immucor Inc Term B 7.250% due 08/17/18 §	920,375	932,264
IMS Health Inc Term B 4.500% due 08/25/17 §	5,634,977	5,659,630

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
inVentiv Health Inc
(Combined)
6.500% due 08/04/16 §	$4,307,878	$4,092,484
Term B3 (Incremental)
6.750% due 05/15/18 §	1,662,438	1,579,316
Kindred Healthcare Inc 5.250% due 06/01/18 §	1,833,631	1,764,870
Kinetic Concepts Inc Term B 7.000% due 05/04/18 §	5,910,188	6,036,240
MedAssets Inc 5.250% due 11/16/16 §	1,113,231	1,121,929
Medpace Inc 6.500% due 06/16/17 §	1,116,563	1,088,648
Multiplan Inc Term B 4.750% due 08/26/17 §	5,933,414	5,885,205
Pharmaceutical Product Development Inc Term B 6.250% due 12/05/18 §	2,543,625	2,577,275
Prime Healthcare Services Inc Term B 7.500% due 04/22/15 §	2,187,483	2,171,077
Quintiles Transnational Corp Term B 5.000% due 06/08/18 §	5,458,750	5,479,220
Res-Care Inc Term B 7.750% due 12/22/16 §	1,086,250	1,069,956
RPI Finance Trust Tranche 2 4.000% due 05/09/18 §	4,540,688	4,552,039
Select Medical Corp Term B 5.500% due 05/25/18 §	3,771,500	3,686,641
The TriZetto Group Inc Term B 4.750% due 05/02/18 §	1,836,125	1,836,125
Universal Health Services Inc Term B 3.753% due 11/15/16 §	2,552,917	2,554,513
Valeant Pharmaceuticals International Inc Term B (Add on) 3.750% due 02/08/19 §	1,275,000	1,266,633
Vanguard Health Holding Co II LLC Term B 5.000% due 01/29/16 §	5,448,977	5,464,643
Warner Chilcott Co LLC
Term A
3.750% due 03/17/16 §	398,000	397,801
Term B2
4.250% due 03/15/18 §	1,238,914	1,239,458
Warner Chilcott Corp Term B1 4.250% due 03/15/18 §	2,477,829	2,478,916
WC Luxco SARL Term B3 (Luxembourg) 4.250% due 03/15/18 §	1,703,507	1,704,255

		148,774,568

Industrials - 10.1%

ACCO Brands Corp Term B due 03/08/19 ¥	625,000	626,172
Alliant Holdings I Inc
(Incremental)
8.000% due 08/21/14 §	2,041,378	2,031,171
Term B
3.470% due 08/21/14 §	1,645,113	1,631,405
Alpha D2 Ltd (United Kingdom)
(2nd Lien)
3.750% due 06/30/14 §	2,000,000	1,990,834
Term B
2.375% due 12/31/13 §	2,200,902	2,189,210
Term B2
2.375% due 12/31/13 §	1,513,488	1,505,449
Armstrong World Industries Inc Term B 4.000% due 03/09/18 §	1,166,606	1,164,710
BakerCorp International Inc Term B 5.000% due 06/01/18 §	2,064,625	2,072,367
Bombardier Recreational Products Inc Term B2 (Extended) (Canada) 4.500% due 06/28/16 §	4,083,245	4,083,245
Brand Energy & Infrastructure Services Inc 2.502% due 02/07/14 §	3,061,023	2,808,488
Brock Holdings III Inc Term B 6.029% due 03/16/17 §	1,416,868	1,416,868
ClientLogic Corp (Extended) 7.331% due 01/30/17 §	2,102,207	2,012,864
Colfax Corp Term B 4.500% due 01/11/19 §	1,695,750	1,699,996
Covanta Energy Corp 4.000% due 03/23/19 §	525,000	528,281
CSC Holdings Inc Term B2 (Incremental) 1.991% due 03/29/16 §	1,958,333	1,949,358
DAE Aviation Holdings Inc
Tranche B1
5.560% due 07/31/14 §	2,280,424	2,264,746
Tranche B2
5.560% due 07/31/14 §	2,174,046	2,159,099
Delos Aircraft Inc Term B2 7.000% due 03/17/16 §	2,000,000	2,012,370
Ducommun Inc 5.500% due 06/28/17 §	694,750	695,618
DynCorp International LLC Term B 6.250% due 07/07/16 §	878,467	879,131
Edwards (Cayman Islands II) Ltd Term B (Cayman) 5.500% due 05/31/16 §	1,555,313	1,544,134
Evergreen International Aviation Inc 11.500% due 06/30/15 §	1,118,723	975,154
Flying Fortress Inc (1st Lien) 5.000% due 02/23/17 §	4,300,000	4,337,625
Generac Power Systems Inc Term B 3.750% due 02/08/19 §	600,000	594,500
Goodman Global Holdings Inc (1st Lien) 5.750% due 10/28/16 §	2,164,188	2,180,032
Grede Holdings LLC Term B due 04/03/17 ¥	1,050,000	1,029,000
Houghton International Inc Term B 6.750% due 01/29/16 §	1,034,998	1,039,526
Husky Injection Molding Systems Ltd Term B (Canada) 6.500% due 06/29/18 §	992,500	1,000,982
JMC Steel Group Inc 4.750% due 04/03/17 §	866,253	868,419
KAR Auction Services Inc Term B 5.000% due 05/19/17 §	3,647,438	3,659,977
Metaldyne Co LLC Term B 5.250% due 05/18/17 §	1,905,750	1,911,309
Monitronics International Inc Term B 5.500% due 03/16/18 §	1,100,000	1,102,291
Nielsen Finance LLC Class B 3.993% due 05/02/16 §	12,197,212	12,198,736
Pelican Products Inc Term B 5.000% due 03/07/17 §	888,735	886,513
RailAmerica Inc Term B 4.000% due 03/01/19 §	1,025,000	1,025,961
Rexnord Corp Term B 5.000% due 04/02/18 §	4,225,000	4,231,198
Schaeffler AG Term C2 (Germany) 6.000% due 01/27/17 §	1,475,000	1,483,666
Sedgwick CMS Holdings Inc 5.000% due 12/30/16 §	1,493,056	1,491,812
Sensata Technologies Finance Co LLC 4.000% due 05/11/18 §	4,491,063	4,493,402
Sensus USA Inc (1st Lien) 4.750% due 05/09/17 §	866,250	868,416
Sequa Corp due 12/03/14 ¥	1,000,000	991,250
Ship U.S. Bidco Inc Term B2 5.250% due 10/15/17 §	1,000,000	998,281

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Swift Transportation Co Inc Term B2 5.000% due 12/15/17 §	$2,575,000	$2,595,119
TASC Inc Term B 4.500% due 12/18/15 §	1,832,873	1,812,253
Terex Corp Term B 5.500% due 04/28/17 §	920,375	929,867
The Hertz Corp Term B 3.750% due 03/09/18 §	4,479,750	4,472,753
The Manitowoc Co Inc Term B 4.250% due 11/13/17 §	726,250	726,250
Tomkins LLC Term B 4.250% due 09/29/16 §	2,555,688	2,559,414
Transdigm Inc
Term B
4.000% due 02/14/17 §	2,814,375	2,820,004
Term B2 (Add on)
4.000% due 02/14/17 §	1,047,375	1,049,557
TriMas Corp Term B 4.250% due 06/21/17 §	1,339,875	1,343,225
U.S. Security Holdings Inc
6.000% due 07/28/17 §	791,175	794,472
(Delayed Draw Term Loan)
6.000% due 07/28/17 §	154,850	155,495
VWR Funding Inc 2.741% due 06/30/14 §	4,960,447	4,933,577
Wesco Aircraft Hardware Corp Term B 4.250% due 04/07/17 §	496,463	498,573

		109,324,125

Information Technology - 8.6%

Aeroflex Inc Term B 4.250% due 05/09/18 §	792,177	776,465
Applied Systems Inc (1st Lien) 5.500% due 12/08/16 §	1,826,875	1,822,308
Aspect Software Inc Term B 6.250% due 05/06/16 §	4,471,809	4,502,812
Attachmate Corp Term B 6.500% due 04/27/17 §	2,925,000	2,918,603
Booz Allen Hamilton Inc Term B 3.750% due 08/03/17 §	594,000	597,341
CCC Information Services Inc Term B 5.500% due 11/11/15 §	1,790,089	1,798,472
CommScope Inc 4.250% due 01/12/18 §	3,935,250	3,943,172
Dealer Computer Services Inc Term B 3.750% due 04/20/18 §	4,159,036	4,151,238
DG FastChannel Inc Term B 5.750% due 07/26/18 §	1,977,059	1,979,531
Eagle Parent Inc 5.000% due 05/16/18 §	3,324,875	3,303,576
Fidelity National Information Solutions Inc Term B 4.250% due 07/18/16 §	477,011	480,290
Freescale Semiconductor Inc Term B (Extended) 4.494% due 12/01/16 §	6,057,497	5,909,846
IAP Worldwide Services Inc (1st Lien) 9.250% due 12/28/12 §	3,855,086	3,488,853
Infor Enterprise Solutions Holdings Inc
(Extended) (Delayed Draw Term Loan)
5.970% due 07/28/15 §	1,364,050	1,357,230
(Extended) (Initial Term Loan)
5.970% due 07/28/15 §	2,568,389	2,556,618
Tranche B2
due 07/28/15 ¥	1,000,000	998,750
7.250% due 07/28/15 §	1,497,710	1,495,838
Kronos Inc
Tranche B1 (2nd Lien)
10.579% due 06/08/18 §	1,000,000	1,025,000
Tranche C
6.250% due 12/28/17 §	1,072,313	1,071,629
Lawson Software Inc Term B due 03/30/18 ¥	6,525,000	6,459,750
Mercury Payment Systems Canada LLC Term B 5.500% due 07/03/17 §	868,438	872,780
Microsemi Corp 4.000% due 02/02/18 §	2,089,578	2,093,496
NDS Finance Ltd Term B (United Kingdom) 4.000% due 03/12/18 §	1,707,750	1,712,446
NeuStar Inc Term B 5.000% due 11/08/18 §	1,268,625	1,274,968
NXP BV (Netherlands)
Term A1
4.500% due 03/03/17 §	1,984,962	1,948,572
Term A2
5.500% due 03/03/17 §	1,343,250	1,341,011
Term B (Incremental)
5.250% due 03/19/19 §	2,075,000	2,059,438
Rocket Software Inc Term B 7.000% due 02/08/18 §	573,563	575,355
Rovi Solutions Ltd Term B due 03/28/19 ¥	1,050,000	1,044,750
SafeNet Inc Term B 2.741% due 04/12/14 §	419,398	411,010
Semtech Corp Term B 4.250% due 03/15/17 §	525,000	525,000
Serena Software Inc
(Extended)
4.475% due 03/10/16 §	2,269,173	2,212,443
Tranche B
due 03/10/16 ¥	425,000	418,625
SkillSoft Corp
Term B
6.500% due 05/26/17 §	978,386	983,278
Tranche C
6.500% due 05/26/17 §	348,250	349,991
Softlayer Technologies Inc Term B 7.250% due 11/05/16 §	837,250	841,960
Sophia LP Term B 6.250% due 07/19/18 §	1,800,000	1,830,600
Spansion LLC Term B 4.750% due 02/09/15 §	3,028,195	3,028,825
Sungard Data Systems Inc
Tranche B
3.975% due 02/26/16 §	5,318,803	5,333,919
Tranche C
3.991% due 02/28/17 §	4,570,093	4,589,516
Sunquest Information Systems Inc 6.250% due 12/16/16 §	967,688	970,107
The Endurance International Group Inc Term B 7.750% due 12/20/17 §	1,097,250	1,099,993
Vantiv LLC Term B 2.750% due 02/27/19 §	600,000	601,313
VeriFone Inc Term B 4.250% due 12/28/18 §	648,375	650,887
Vertafore Inc 5.250% due 07/29/16 §	1,204,756	1,199,735
Web.com Group Inc Term B 7.000% due 10/27/17 §	3,289,913	3,267,979
Wyle Services Corp Term B 5.750% due 03/27/17 §	1,067,412	1,063,410

		92,938,729

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Materials - 5.7%

Ashland Inc Term B 3.750% due 08/23/18 §	$2,785,000	$2,789,787
AZ Chem U.S. Inc (Recap) 7.250% due 12/22/17 §	1,725,000	1,747,999
Berry Plastics Corp Term C 2.242% due 04/03/15 §	3,429,100	3,354,946
BWAY Corp
Term B
4.500% due 02/23/18 §	1,904,912	1,910,088
Term C (Canadian Term Loan)
4.500% due 02/23/18 §	175,600	176,077
Consolidated Container Co LLC
2.500% due 03/28/14 §	1,786,592	1,745,054
(2nd Lien)
5.750% due 09/28/14 §	2,000,000	1,910,000
Fairmount Minerals Ltd Term B 5.250% due 03/15/17 §	4,557,250	4,571,491
General Chemical Corp 5.002% due 10/06/15 §	739,530	740,639
Harko CV Term B (Netherlands) 5.750% due 08/02/17 §	671,625	677,222
Huntsman International LLC
Term B (Extended)
2.850% due 04/19/17 §	2,063,728	2,037,932
Term B2 (Extended)
3.359% due 04/19/17 §	756,902	748,860
Ineos U.S. Finance LLC Term C2 8.001% due 12/16/14 §	338,279	351,493
MacDermid Inc Term B 2.241% due 04/11/14 §	3,973,572	3,948,117
Momentive Performance Materials Inc
due 05/29/15 ¥	825,000	789,937
Tranche B 1-B
3.750% due 05/05/15 §	3,922,387	3,770,394
Momentive Specialty Chemicals Inc
Term C1 (Extended)
4.000% due 05/05/15 §	680,072	676,672
Term C2 (Extended)
4.250% due 05/05/15 §	288,987	287,542
Term C7 (Extended)
4.250% due 05/05/15 §	3,301,213	3,264,074
Noranda Aluminum Acquisition Corp Term B 5.750% due 02/24/19 §	1,300,000	1,311,375
Norit NV (Netherlands) 6.750% due 07/07/17 §	1,616,875	1,629,002
Novelis Inc (Canada)
4.000% due 03/10/17 §	3,505,625	3,502,354
Term B2 (Incremental)
4.000% due 03/10/17 §	870,625	869,813
Omnova Solutions Inc Term B 5.750% due 05/31/17 §	666,563	670,729
Rockwood Specialties Group Inc Term B 3.500% due 02/09/18 §	2,920,500	2,942,675
Sealed Air Corp Term B 4.750% due 10/03/18 §	837,250	847,824
Solutia Inc Term B 3.500% due 08/01/17 §	2,353,435	2,355,897
Styron SARL LLC Term B (Luxembourg) 6.000% due 08/02/17 §	2,419,375	2,216,752
Summit Materials Co I LLC Term B 6.000% due 01/30/19 §	625,000	630,469
SunCoke Energy Inc Term B 4.000% due 07/26/18 §	645,126	645,126
Taminco Global Chemical Corp 6.250% due 02/15/19 §	500,000	504,219
Tronox Inc Term B 4.250% due 02/08/18 §	825,000	826,547
Unifrax Corp 7.000% due 11/28/18 §	498,750	504,667
Univar Inc Term B 5.000% due 06/30/17 §	3,954,950	3,968,547
Walter Energy Inc Term B 4.000% due 04/02/18 §	2,809,165	2,801,148

		61,725,468

Telecommunication Services - 4.7%

Alaska Communications Systems Holdings Inc Term B 5.500% due 10/21/16 §	2,345,313	2,173,324
Bragg Communications Inc Term B (Canada) 4.000% due 02/28/18 §	525,000	525,682
Cellular South Inc Term B 4.500% due 07/27/17 §	1,091,750	1,097,209
Crown Castle International Corp Term B 4.000% due 01/31/19 §	2,418,938	2,409,530
Genesys Telecom Holdings U.S. Inc Term B 6.750% due 01/31/19 §	800,000	807,700
Intelsat Jackson Holdings SA Tranche B (Luxembourg) 5.250% due 04/02/18 §	13,299,500	13,385,002
MetroPCS Wireless Inc Term B3 (Incremental) 4.000% due 03/16/18 §	7,616,563	7,574,672
nTelos Inc Term B 4.000% due 08/07/15 §	1,216,102	1,214,582
SBA Finance 3.750% due 06/29/18 §	1,215,812	1,215,812
Syniverse Technologies Inc Term B 5.250% due 12/21/17 §	1,876,250	1,886,429
Telesat LLC Term B due 03/26/19 ¥	4,925,000	4,929,309
TowerCo Finance LLC Term B 4.500% due 04/12/18 §	866,250	867,333
UPC Financing Partnership (Netherlands)
4.750% due 12/29/17 §	500,000	500,521
Term T
3.744% due 12/30/16 §	1,456,978	1,453,336
Term X
3.744% due 12/29/17 §	7,000,000	6,969,375
West Corp Term B4 4.599% due 07/15/16 §	3,903,900	3,920,980

		50,930,796

Utilities - 2.1%

Calpine Corp
4.500% due 04/02/18 §	4,529,250	4,516,369
Term B2
4.500% due 04/02/18 §	1,240,625	1,237,678
Dynegy MidWest Generation LLC (CoalCo) 9.250% due 08/04/16 §	671,625	689,255
Dynegy Power LLC (GasCo) 9.250% due 08/04/16 §	1,218,875	1,278,295
Equipower Resources Holdings LLC Term B 5.750% due 01/26/18 §	674,559	635,772
NRG Energy Inc Term B 4.000% due 07/02/18 §	5,756,500	5,754,900
Texas Competitive Electric Holdings Co LLC (Extended) 4.743% due 10/10/17 §	9,414,018	5,257,146
The AES Corp 4.250% due 06/01/18 §	3,291,750	3,299,584

		22,668,999

Total Senior Loan Notes
(Cost $987,934,483)		991,039,841

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $29,141,684; collateralized by U.S. Treasury Notes: 0.750% due 08/15/13 and value $29,726,958)	$29,141,660	$29,141,660

Total Short-Term Investment
(Cost $29,141,660)		29,141,660

TOTAL INVESTMENTS - 98.5%
(Cost $1,060,753,269)		1,067,029,853

OTHER ASSETS & LIABILITIES, NET - 1.5%		16,460,228

NET ASSETS - 100.0%		$1,083,490,081

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Restricted securities as of March 31, 2012 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Euramax Holdings Inc ‘A’ Acq. 06/29/09	$60,302	$284,220	0.0%
Metro-Goldwyn-Mayer Studios Inc Acq. 12/30/10	4,281,792	4,654,218	0.4%

	$4,342,094	$4,938,438	0.4%

(c)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $222,750 or less than 0.1% of the net assets as of March 31, 2012, which could be extended at the option of the borrower:

	Unfunded Loan		Unrealized
Borrower	Commitment	Value	Appreciation
Tronox Inc (Delayed Draw Term Loan)	$222,750	$225,141	$2,391

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$4,938,438	$-	$4,938,438	$-
	Corporate Bonds & Notes	41,909,914	-	41,909,914	-
	Senior Loan Notes	991,039,841	-	991,039,841	-
	Short-Term Investment	29,141,660	-	29,141,660	-
	Unfunded Loan Commitment	225,141	-	225,141	-

	Total	$1,067,254,994	$-	$1,067,254,994	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Consumer Discretionary - 0.1%

The Goodyear Tire & Rubber Co	20,000	$828,600

Total Preferred Stocks
(Cost $1,000,000)		828,600

EXCHANGE-TRADED FUNDS - 1.4%

iShares iBoxx $ High Yield Corporate Bond Fund	120,000	10,900,800
SPDR Barclays Capital High Yield Bond	223,000	8,779,510

Total Exchange-Traded Funds
(Cost $19,625,104)		19,680,310

	Principal
	Amount
CORPORATE BONDS & NOTES - 86.4%

Consumer Discretionary - 16.8%

99 Cents Only Stores 11.000% due 12/15/19 ~	$4,500,000	4,837,500
Allison Transmission Inc 7.125% due 05/15/19 ~	3,000,000	3,120,000
ARAMARK Holdings Corp 8.625% due 05/01/16 ~	6,000,000	6,165,000
Beazer Homes USA Inc 8.125% due 06/15/16	4,000,000	3,740,000
Belo Corp 8.000% due 11/15/16	4,000,000	4,420,000
Bresnan Broadband Holdings LLC 8.000% due 12/15/18 ~	2,500,000	2,587,500
Cablevision Systems Corp 8.625% due 09/15/17	5,000,000	5,468,750
CCO Holdings LLC
6.625% due 01/31/22	2,600,000	2,710,500
7.000% due 01/15/19	3,500,000	3,727,500
7.250% due 10/30/17	5,000,000	5,387,500
Cedar Fair LP 9.125% due 08/01/18	4,250,000	4,791,875
Cengage Learning Acquisitions Inc
10.500% due 01/15/15 ~	1,000,000	757,500
13.250% due 07/15/15 ~	1,500,000	1,087,500
Chrysler Group LLC
8.000% due 06/15/19	7,000,000	7,070,000
8.250% due 06/15/21	4,000,000	4,060,000
CityCenter Holdings LLC
7.625% due 01/15/16	4,600,000	4,876,000
7.625% due 01/15/16 ~	1,500,000	1,586,250
10.750% due 01/15/17	6,139,536	6,691,000
CKE Restaurants Inc 11.375% due 07/15/18	3,922,000	4,500,495
Clear Channel Communications Inc
5.500% due 12/15/16	6,275,000	3,686,562
9.000% due 03/01/21	1,500,000	1,357,500
11.000% due 08/01/16	4,000,000	2,980,000
Clear Channel Worldwide Holdings Inc 7.625% due 03/15/20 ~	3,000,000	2,949,375
Dana Holding Corp 6.750% due 02/15/21	8,000,000	8,560,000
DISH DBS Corp
6.750% due 06/01/21	4,000,000	4,330,000
7.750% due 05/31/15	8,000,000	9,130,000
7.875% due 09/01/19	2,000,000	2,310,000
Fiesta Restaurant Group 8.875% due 08/15/16 ~	3,810,000	4,038,600
Ford Motor Co 7.450% due 07/16/31	3,000,000	3,682,500
Harrah’s Operating Co Inc
6.500% due 06/01/16	2,000,000	1,260,000
10.000% due 12/15/15	2,000,000	1,850,000
10.000% due 12/15/18	4,000,000	3,110,000
11.250% due 06/01/17	7,000,000	7,665,000
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	6,000,000	6,060,000
Kabel BW Erste Beteiligungs GmbH (Germany) 7.500% due 03/15/19 ~	2,250,000	2,441,250
Lamar Media Corp 5.875% due 02/01/22 ~	1,500,000	1,533,750
Limited Brands Inc
5.625% due 02/15/22	1,250,000	1,267,188
6.625% due 04/01/21	5,000,000	5,443,750
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	3,000,000	3,210,000
MGM MIRAGE
6.625% due 07/15/15	8,000,000	8,260,000
7.625% due 01/15/17	6,000,000	6,225,000
8.625% due 02/01/19 ~	4,000,000	4,310,000
9.000% due 03/15/20	1,500,000	1,676,250
Mohegan Tribal Gaming Authority 11.000% due 09/15/18 ~	2,000,000	1,480,000
NPC International Inc 10.500% due 01/15/20 ~	3,650,000	3,996,750
QVC Inc 7.125% due 04/15/17 ~	3,500,000	3,745,000
Scientific Games Corp 8.125% due 09/15/18	3,000,000	3,281,250
ServiceMaster Co 8.000% due 02/15/20 ~	3,000,000	3,210,000
Sinclair Television Group Inc
8.375% due 10/15/18	2,000,000	2,170,000
9.250% due 11/01/17 ~	3,000,000	3,352,500
Standard Pacific Corp
8.375% due 05/15/18	7,000,000	7,481,250
8.375% due 01/15/21	3,000,000	3,165,000
The Goodyear Tire & Rubber Co 8.250% due 08/15/20	5,000,000	5,337,500
Toll Brothers Finance Corp 5.875% due 02/15/22	1,750,000	1,801,314
Toys R Us Property Co II LLC 8.500% due 12/01/17	4,000,000	4,195,000
Travelport LLC 9.875% due 09/01/14	4,000,000	2,550,000
TRW Automotive Inc 8.875% due 12/01/17 ~	3,000,000	3,330,000
Videotron Ltee (Canada) 5.000% due 07/15/22 ~	2,825,000	2,810,875
XM Satellite Radio Inc 7.625% due 11/01/18 ~	2,000,000	2,170,000

		228,998,034

Consumer Staples - 4.4%

Del Monte Corp 7.625% due 02/15/19	7,500,000	7,500,000
JBS USA LLC 8.250% due 02/01/20 ~	5,800,000	5,974,000
NBTY Inc 9.000% due 10/01/18	2,750,000	3,042,187
New Albertsons Inc 7.450% due 08/01/29	2,000,000	1,540,000
Reynolds Group Issuer Inc
7.125% due 04/15/19 ~	2,500,000	2,618,750
7.875% due 08/15/19 ~	1,500,000	1,620,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
8.250% due 02/15/21 ~	$3,000,000	$2,835,000
8.750% due 10/15/16 ~	2,000,000	2,125,000
9.000% due 04/15/19 ~	7,750,000	7,672,500
9.250% due 05/15/18 ~	7,500,000	7,518,750
9.875% due 08/15/19 ~	1,900,000	1,945,125
Rite Aid Corp 9.500% due 06/15/17	3,000,000	3,022,500
Smithfield Foods Inc 7.750% due 07/01/17	5,000,000	5,675,000
Spectrum Brands Inc 6.750% due 03/15/20 ~	350,000	354,813
SUPERVALU Inc 7.500% due 11/15/14	3,000,000	3,060,000
U.S. Foodservice 8.500% due 06/30/19 ~	3,000,000	3,052,500

		59,556,125

Energy - 14.0%

Alpha Natural Resources Inc
6.000% due 06/01/19	3,000,000	2,730,000
6.250% due 06/01/21	2,000,000	1,815,000
Antero Resources Finance Corp
7.250% due 08/01/19 ~	1,750,000	1,811,250
9.375% due 12/01/17	4,000,000	4,350,000
Arch Coal Inc
7.000% due 06/15/19 ~	2,000,000	1,855,000
7.250% due 06/15/21 ~	9,000,000	8,347,500
8.750% due 08/01/16	4,000,000	4,220,000
Basic Energy Services Inc
7.125% due 04/15/16	1,500,000	1,530,000
7.750% due 02/15/19	4,000,000	4,120,000
Chaparral Energy Inc
8.250% due 09/01/21	3,000,000	3,210,000
8.875% due 02/01/17	2,000,000	2,100,000
Chesapeake Energy Corp
6.625% due 08/15/20	7,623,000	7,794,517
9.500% due 02/15/15	3,128,000	3,597,200
Chesapeake Midstream Partners LP 6.125% due 07/15/22 ~	1,800,000	1,822,500
Chesapeake Oilfield Operating LLC 6.625% due 11/15/19 ~	1,000,000	997,500
Cimarex Energy Co 5.875% due 05/01/22	2,000,000	2,045,000
Cloud Peak Energy Resources LLC 8.250% due 12/15/17	3,000,000	3,075,000
Concho Resources Inc 7.000% due 01/15/21	3,990,000	4,299,225
Connacher Oil and Gas Ltd (Canada) 8.500% due 08/01/19 ~	2,500,000	2,512,500
CONSOL Energy Inc
8.000% due 04/01/17	4,000,000	4,190,000
8.250% due 04/01/20	2,000,000	2,100,000
Crosstex Energy LP 8.875% due 02/15/18	7,500,000	8,006,250
EV Energy Partners LP 8.000% due 04/15/19	5,800,000	5,974,000
Forest Oil Corp 7.250% due 06/15/19	5,000,000	4,912,500
Hilcorp Energy I LP
7.625% due 04/15/21 ~	2,000,000	2,170,000
8.000% due 02/15/20 ~	4,000,000	4,340,000
Holly Energy Partners LP 6.500% due 03/01/20 ~	1,300,000	1,322,750
Inergy LP
6.875% due 08/01/21	1,465,000	1,417,388
7.000% due 10/01/18	1,500,000	1,470,000
Key Energy Services Inc
6.750% due 03/01/21 ~	1,150,000	1,181,625
6.750% due 03/01/21	4,744,000	4,898,180
Linn Energy LLC
6.250% due 11/01/19 ~	1,900,000	1,845,375
7.750% due 02/01/21	5,500,000	5,733,750
MarkWest Energy Partners LP 6.250% due 06/15/22	3,000,000	3,165,000
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	2,500,000	2,631,250
Newfield Exploration Co 5.750% due 01/30/22	3,000,000	3,157,500
Oasis Petroleum Inc
6.500% due 11/01/21	2,000,000	2,020,000
7.250% due 02/01/19	2,500,000	2,643,750
OGX Austria GmbH (Austria)
8.375% due 04/01/22 ~	2,150,000	2,176,875
8.500% due 06/01/18 ~	4,500,000	4,698,000
Peabody Energy Corp
6.000% due 11/15/18 ~	2,120,000	2,088,200
6.250% due 11/15/21 ~	4,000,000	3,940,000
Plains Exploration & Production Co
6.750% due 02/01/22	3,000,000	3,150,000
8.625% due 10/15/19	5,000,000	5,637,500
QEP Resources Inc 5.375% due 10/01/22	2,600,000	2,583,750
Range Resources Corp
5.000% due 08/15/22	1,400,000	1,384,250
7.500% due 10/01/17	3,000,000	3,172,500
Regency Energy Partners LP 6.875% due 12/01/18	3,875,000	4,117,187
Sabine Pass LNG LP
7.250% due 11/30/13	2,000,000	2,120,000
7.500% due 11/30/16	6,500,000	7,003,750
Samson Investment Co 9.750% due 02/15/20 ~	3,850,000	3,902,938
SandRidge Energy Inc
7.500% due 03/15/21	2,000,000	1,980,000
8.000% due 06/01/18 ~	2,000,000	2,050,000
SESI LLC
6.375% due 05/01/19	6,500,000	6,922,500
7.125% due 12/15/21 ~	2,000,000	2,170,000
Venoco Inc 11.500% due 10/01/17	3,000,000	3,135,000
WPX Energy Inc 6.000% due 01/15/22 ~	3,000,000	3,015,000

		190,658,960

Financials - 9.5%

Ally Financial Inc
4.500% due 02/11/14	3,000,000	3,011,250
5.500% due 02/15/17	2,900,000	2,905,902
6.250% due 12/01/17	4,000,000	4,132,972
7.500% due 09/15/20	3,000,000	3,251,250
American General Finance Corp 5.400% due 12/01/15	5,000,000	4,162,500
American International Group Inc 8.175% due 05/15/68 §	5,000,000	5,317,500
Bank of America Corp 8.000% § ±	4,500,000	4,619,804
CB Richard Ellis Services Inc 6.625% due 10/15/20	4,500,000	4,803,750
CIT Group Inc
5.250% due 03/15/18	3,950,000	4,033,938
5.500% due 02/15/19 ~	2,000,000	2,045,000
CNH Capital LLC 6.250% due 11/01/16 ~	4,422,000	4,764,705
First Data Corp
7.375% due 06/15/19 ~	3,600,000	3,685,500
11.250% due 03/31/16	2,000,000	1,820,000
12.625% due 01/15/21	9,259,000	9,328,442

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Ford Motor Credit Co LLC
5.000% due 05/15/18	$3,500,000	$3,633,294
5.875% due 08/02/21	4,500,000	4,860,679
8.000% due 06/01/14	3,000,000	3,303,954
8.700% due 10/01/14	9,000,000	10,200,762
General Motors Financial Co Inc 6.750% due 06/01/18	3,000,000	3,207,417
Host Hotels & Resorts LP REIT 6.000% due 11/01/20	6,250,000	6,656,250
Liberty Mutual Group Inc
7.800% due 03/07/87 ~	7,500,000	7,350,000
10.750% due 06/15/88 § ~	3,000,000	4,042,500
Lloyds Banking Group PLC (United Kingdom) 6.413% § ± ~	3,000,000	2,085,000
Neuberger Berman Group LLC 5.875% due 03/15/22 ~	2,750,000	2,791,250
Nuveen Investments Inc 10.500% due 11/15/15	8,950,000	9,319,187
RBS Capital Trust I 4.709% § ±	3,716,000	2,341,080
RBS Capital Trust II 6.425% § ±	3,000,000	2,070,000
Realogy Corp
7.875% due 02/15/19 ~	1,400,000	1,407,000
12.375% due 04/15/15	3,500,000	3,237,500
Regions Bank 6.450% due 06/26/37	2,000,000	2,010,000
SL Green Realty Corp REIT 7.750% due 03/15/20	3,000,000	3,421,851

		129,820,237

Health Care - 7.3%

American Renal Associates Holdings Inc 9.750% due 03/01/16	2,213,670	2,328,504
American Renal Holdings Co Inc 8.375% due 05/15/18	2,545,000	2,719,969
Apria Healthcare Group Inc 11.250% due 11/01/14	3,000,000	3,153,750
Biomet Inc 10.375% due 10/15/17	9,000,000	9,742,500
CHS/Community Health Systems Inc
8.000% due 11/15/19 ~	5,300,000	5,499,500
8.875% due 07/15/15	2,018,000	2,093,675
ConvaTec Healthcare E SA (Luxembourg) 10.500% due 12/15/18 ~	4,000,000	4,130,000
DaVita Inc 6.375% due 11/01/18	4,000,000	4,200,000
DJO Finance LLC
7.750% due 04/15/18	3,250,000	2,681,250
9.750% due 10/15/17	2,000,000	1,500,000
Emergency Medical Services Corp 8.125% due 06/01/19	3,000,000	3,097,500
Fresenius Medical Care U.S. Finance II Inc 5.875% due 01/31/22 ~	4,450,000	4,583,500
Grifols Inc 8.250% due 02/01/18	3,750,000	4,078,125
HCA Holdings Inc 7.750% due 05/15/21	4,000,000	4,155,000
HCA Inc
5.875% due 03/15/22	4,000,000	4,015,000
7.250% due 09/15/20	8,415,000	9,203,906
Iasis Healthcare LLC 8.375% due 05/15/19	2,000,000	1,955,000
Multiplan Inc 9.875% due 09/01/18 ~	3,500,000	3,797,500
Mylan Inc 7.625% due 07/15/17 ~	4,000,000	4,420,000
Phibro Animal Health Corp 9.250% due 07/01/18 ~	3,000,000	2,992,500
Tenet Healthcare Corp
6.250% due 11/01/18 ~	2,000,000	2,070,000
8.000% due 08/01/20	5,750,000	5,951,250
9.250% due 02/01/15	3,000,000	3,345,000
Valeant Pharmaceuticals International Inc 6.750% due 10/01/17 ~	4,000,000	4,070,000
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	4,000,000	4,100,000

		99,883,429

Industrials - 9.6%

Air Canada (Canada) 9.250% due 08/01/15 ~	4,000,000	3,920,000
Air Lease Corp 5.625% due 04/01/17 ~	5,000,000	5,006,250
Aircastle Ltd (Bermuda) 7.625% due 04/15/20 ~	850,000	850,000
Avis Budget Car Rental LLC
8.250% due 01/15/19	8,000,000	8,380,000
9.750% due 03/15/20	2,500,000	2,743,750
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/17/16 ~	3,435,200	3,598,372
BE Aerospace Inc 6.875% due 10/01/20	4,000,000	4,400,000
Bombardier Inc (Canada) 5.750% due 03/15/22 ~	4,800,000	4,692,000
Ceridian Corp 11.250% due 11/15/15	3,000,000	2,722,500
Delta Air Lines Inc 12.250% due 03/15/15 ~	1,000,000	1,082,500
FTI Consulting Inc
6.750% due 10/01/20	2,000,000	2,152,500
7.750% due 10/01/16	3,775,000	3,902,406
International Lease Finance Corp
5.650% due 06/01/14	9,288,000	9,496,980
5.875% due 04/01/19	5,000,000	4,837,715
6.250% due 05/15/19	6,500,000	6,415,825
6.750% due 09/01/16 ~	3,400,000	3,659,250
JMC Steel Group 8.250% due 03/15/18 ~	4,950,000	5,172,750
Masco Corp 7.750% due 08/01/29	3,000,000	3,095,478
Monitronics International Inc 9.125% due 04/01/20 ~	600,000	610,500
Navios Martime Holdings Inc 8.125% due 02/15/19	3,300,000	2,846,250
Navios South American Logistics Inc 9.250% due 04/15/19	1,000,000	880,000
Nortek Inc 8.500% due 04/15/21	4,000,000	3,980,000
RailAmerica Inc 9.250% due 07/01/17	576,000	609,840
RSC Equipment Rental Inc 8.250% due 02/01/21	4,000,000	4,280,000
The Hertz Corp 7.500% due 10/15/18	4,500,000	4,798,125
The Manitowoc Co Inc 9.500% due 02/15/18	3,900,000	4,329,000
TransDigm Inc 7.750% due 12/15/18	4,470,000	4,861,125
United Rentals North America Inc
8.375% due 09/15/20	7,750,000	8,060,000
9.250% due 12/15/19	2,000,000	2,215,000
UR Financing Escrow Corp
5.750% due 07/15/18 ~	750,000	769,688
7.375% due 05/15/20 ~	3,700,000	3,792,500
7.625% due 04/15/22 ~	750,000	772,500
US Airways 2011-1 Class A Pass-Through Trust 7.125% due 04/22/25	6,000,000	6,300,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
USG Corp
7.875% due 03/30/20 ~	$3,000,000	$3,018,750
9.750% due 08/01/14 ~	2,000,000	2,210,000

		130,461,554

Information Technology - 2.5%

Advanced Micro Devices Inc 7.750% due 08/01/20	3,000,000	3,315,000
Alion Science & Technology Corp 10.250% due 02/01/15	4,500,000	2,565,000
CDW LLC
8.000% due 12/15/18	2,000,000	2,175,000
8.500% due 04/01/19	7,000,000	7,472,500
8.500% due 04/01/19 ~	1,500,000	1,601,250
CommScope Inc 8.250% due 01/15/19 ~	2,750,000	2,942,500
Freescale Semiconductor Inc
8.050% due 02/01/20	6,500,000	6,565,000
9.250% due 04/15/18 ~	2,000,000	2,200,000
SunGard Data Systems Inc 7.375% due 11/15/18	3,000,000	3,202,500
Unisys Corp 12.500% due 01/15/16	2,204,000	2,355,525

		34,394,275

Materials - 9.8%

AK Steel Corp 8.375% due 04/01/22	3,000,000	2,925,000
American Rock Salt Co LLC 8.250% due 05/01/18 ~	3,000,000	2,617,500
Aperam (Luxembourg) 7.375% due 04/01/16 ~	4,000,000	3,930,000
ArcelorMittal (Luxembourg) 6.250% due 02/25/22	750,000	759,435
ARD Finance SA (Luxembourg) 11.125% due 06/01/18 ~	2,119,284	2,019,501
Ardagh Packaging Finance PLC (Ireland) 9.125% due 10/15/20 ~	4,725,000	5,091,187
Associated Materials LLC 9.125% due 11/01/17	3,000,000	2,932,500
Ball Corp 7.125% due 09/01/16	5,000,000	5,475,000
Berry Plastics Corp
9.500% due 05/15/18	6,000,000	6,390,000
9.750% due 01/15/21	3,000,000	3,292,500
10.250% due 03/01/16	4,500,000	4,680,000
Boise Paper Holdings LLC
8.000% due 04/01/20	2,500,000	2,762,500
9.000% due 11/01/17	4,000,000	4,430,000
Building Materials Corp of America
6.750% due 05/01/21 ~	2,500,000	2,659,375
6.875% due 08/15/18 ~	3,000,000	3,168,750
BWAY Parent Co Inc 10.125% due 11/01/15	3,726,597	3,597,331
Fibria Overseas Finance Ltd (Cayman) 6.750% due 03/03/21 ~	1,500,000	1,548,750
FMG Resources August 2006 Property Ltd (Australia)
6.875% due 02/01/18 ~	8,250,000	8,291,250
7.000% due 11/01/15 ~	10,000,000	10,250,000
8.250% due 11/01/19 ~	4,000,000	4,220,000
Hexion U.S. Finance Corp
6.625% due 04/15/20 ~	2,200,000	2,260,500
8.875% due 02/01/18	3,500,000	3,640,000
9.000% due 11/15/20	4,500,000	4,207,500
Huntsman International LLC 5.500% due 06/30/16	4,000,000	4,015,000
Ineos Group Holdings PLC (United Kingdom) 8.500% due 02/15/16 ~	2,500,000	2,375,000
Longview Fibre Paper & Packaging Inc 8.000% due 06/01/16 ~	3,750,000	3,839,063
Lyondell Chemical Co 11.000% due 05/01/18	2,994,594	3,323,999
LyondellBasell Industries NV (Netherlands)
5.000% due 04/15/19 ~	3,500,000	3,508,750
6.000% due 11/15/21 ~	1,300,000	1,371,500
Momentive Performance Materials Inc
9.000% due 01/15/21	3,500,000	3,080,000
11.500% due 12/01/16	1,500,000	1,252,500
Novelis Inc (Canada)
8.375% due 12/15/17	4,000,000	4,360,000
8.750% due 12/15/20	2,000,000	2,200,000
Rock-Tenn Co 4.900% due 03/01/22 ~	1,900,000	1,900,165
Ryerson Holding Corp 0.000% due 02/01/15	5,000,000	2,300,000
Ryerson Inc 12.000% due 11/01/15	3,000,000	3,090,000
Sealed Air Corp 8.375% due 09/15/21 ~	5,000,000	5,643,750

		133,408,306

Telecommunication Services - 8.3%

Avaya Inc 7.000% due 04/01/19 ~	3,525,000	3,551,438
Cincinnati Bell Inc
8.375% due 10/15/20	2,000,000	2,015,000
8.750% due 03/15/18	2,000,000	1,877,500
Clearwire Communications LLC
12.000% due 12/01/15 ~	3,500,000	3,465,000
12.000% due 12/01/17 ~	2,000,000	1,785,000
Cricket Communications Inc
7.750% due 05/15/16	3,000,000	3,180,000
7.750% due 10/15/20	7,500,000	7,396,875
Digicel Group Ltd (Bermuda) 8.875% due 01/15/15 ~	1,500,000	1,533,750
Digicel Ltd (Bermuda)
7.000% due 02/15/20 ~	1,650,000	1,695,375
8.250% due 09/01/17 ~	2,000,000	2,135,000
12.000% due 04/01/14 ~	2,500,000	2,806,250
Frontier Communications Corp
6.625% due 03/15/15	2,500,000	2,618,750
8.250% due 04/15/17	7,500,000	8,100,000
Hughes Satelite Systems Corp 7.625% due 06/15/21	5,000,000	5,387,500
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	1,000,000	1,053,750
Intelsat Luxembourg SA (Luxembourg)
11.250% due 02/04/17	7,500,000	7,818,750
11.500% due 02/04/17	15,704,101	16,371,525
Level 3 Communications Inc 11.875% due 02/01/19	2,000,000	2,290,000
Level 3 Financing Inc 8.625% due 07/15/20 ~	3,700,000	3,894,250
MetroPCS Wireless Inc 7.875% due 09/01/18	3,000,000	3,172,500
Qwest Corp 6.750% due 12/01/21	5,000,000	5,591,735
Sprint Capital Corp 6.875% due 11/15/28	6,000,000	4,620,000
Sprint Nextel Corp
6.000% due 12/01/16	6,500,000	5,833,750
7.000% due 03/01/20 ~	400,000	407,000
9.000% due 11/15/18 ~	3,000,000	3,300,000
9.125% due 03/01/17 ~	450,000	448,875
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	2,750,000	2,818,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
UPCB Finance VI Ltd (Cayman) 6.875% due 01/15/22 ~	$3,500,000	$3,631,250
Windstream Corp 7.500% due 06/01/22 ~	4,000,000	4,200,000

		112,999,573

Utilities - 4.2%

AmeriGas Finance LLC 7.000% due 05/20/22	2,150,000	2,198,375
Calpine Corp
7.250% due 10/15/17 ~	5,250,000	5,591,250
7.500% due 02/15/21 ~	5,250,000	5,630,625
7.875% due 01/15/23 ~	3,250,000	3,526,250
Edison Mission Energy
7.200% due 05/15/19	4,000,000	2,500,000
7.750% due 06/15/16	2,000,000	1,390,000
Energy Future Intermediate Holding Co LLC 11.750% due 03/01/22 ~	3,000,000	3,082,500
GenOn Energy Inc 9.875% due 10/15/20	4,050,000	3,705,750
Ipalco Enterprises Inc 7.250% due 04/01/16 ~	2,450,000	2,682,750
Mirant Americas Generation LLC 9.125% due 05/01/31	2,000,000	1,730,000
NRG Energy Inc
7.625% due 01/15/18	2,000,000	2,015,000
7.875% due 05/15/21	2,000,000	1,930,000
RRI Energy Inc 7.875% due 06/15/17	2,000,000	1,755,000
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	6,059,000	1,416,291
15.000% due 04/01/21	2,000,000	750,000
The AES Corp
7.750% due 03/01/14	9,250,000	10,036,250
9.750% due 04/15/16	2,500,000	2,937,500
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	5,805,601	5,016,846

		57,894,387

Total Corporate Bonds & Notes
(Cost $1,148,091,747)		1,178,074,880

CONVERTIBLE CORPORATE BONDS & NOTES - 0.6%

Energy - 0.2%

Peabody Energy Corp
4.750% due 12/15/41	3,000,000	2,865,000

Industrials - 0.2%

Greenbrier Cos Inc
3.500% due 04/01/18 ~	3,500,000	3,373,125

Telecommunication Services - 0.2%

Clearwire Communications LLC
8.250% due 12/01/40 ~	3,500,000	2,743,125

Total Convertible Corporate Bonds & Notes
(Cost $9,811,606)		8,981,250

SENIOR LOAN NOTES - 2.0%

Consumer Discretionary - 0.8%

Caesars Entertainment Operating Co Term B6 (Extended) 5.492% due 01/26/18 §	1,500,000	1,357,032
Cequel Communications LLC Term B 4.000% due 02/14/19 §	2,000,000	1,984,376
Clear Channel Communications Inc Term B 3.891% due 01/28/16 §	2,952,798	2,401,732
Newsday LLC 10.500% due 08/01/13	2,500,000	2,578,125
The Neiman Marcus Group Inc (Extended) 4.750% due 05/16/18 §	2,000,000	1,998,750

		10,320,015

Consumer Staples - 0.2%

Sprouts Farmers Markets Holdings LLC
6.000% due 04/18/18 §	3,477,437	3,436,143

Energy - 0.0%

EP Energy Corp
due 10/31/12 ¥	500,000	500,000

Financials - 0.5%

First Data Corp
Term B (Extended)
4.242% due 03/23/18 §	2,000,000	1,827,500
Term B1 (Non-Extended)
2.992% due 09/24/14 §	2,588,985	2,498,924
Realogy Corp (Extended)
due 10/10/16 ¥	2,317,729	2,160,355
(Letter of Credit)
due 10/10/16 ¥	182,271	169,895

		6,656,674

Telecommunication Services - 0.3%

Intelsat Jackson Holdings SA Tranche B (Luxembourg)
5.250% due 04/02/18 §	3,979,950	4,005,537

Utilities - 0.2%

Texas Competitive Electric Holdings Co LLC (Extended)
4.743% due 10/10/17 §	3,797,685	2,120,772

Total Senior Loan Notes
(Cost $27,821,534)		27,039,141

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENT - 8.4%

Repurchase Agreement - 8.4%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $114,403,016; collateralized by U.S. Treasury Bills: 0.750% due 08/15/13 and value $116,691,656)	$114,402,920	$114,402,920

Total Short-Term Investment
(Cost $114,402,920)		114,402,920

TOTAL INVESTMENTS - 98.9%
(Cost $1,320,752,911)		1,349,007,101

OTHER ASSETS & LIABILITIES, NET - 1.1%		15,035,922

NET ASSETS - 100.0%		$1,364,043,023

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Swap agreements outstanding as of March 31, 2012 were as follows:

Credit Default Swaps on Credit Indices – Sell Protection (1)

						Upfront
	Fixed Deal					Premiums
	Receive	Expiration	Counter-	Notional		Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount (2)	Value (3)	(Received)	Depreciation
Dow Jones CDX HY18 5Y	5.000%	06/20/17	BRC	$8,000,000	($223,403)	($170,000)	($53,403)

Total Swap Agreements					($223,403)	($170,000)	($53,403)

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement had been closed/sold as of the period end. Increasing values, in absolute terms when compare to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$828,600	$828,600	$-	$-
	Exchange-Traded Funds	19,680,310	19,680,310	-	-
	Corporate Bonds & Notes	1,178,074,880	-	1,171,774,880	6,300,000
	Convertible Corporate Bonds & Notes	8,981,250	-	8,981,250	-
	Senior Loan Notes	27,039,141	-	27,039,141	-
	Short-Term Investment	114,402,920	-	114,402,920	-

	Total Assets	1,349,007,101	20,508,910	1,322,198,191	6,300,000

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(223,403)	-	(223,403)	-

	Total Liabilities	(223,403)	-	(223,403)	-

	Total	$1,348,783,698	$20,508,910	$1,321,974,788	$6,300,000

During the period ended March 31, 2012, an investment with a total aggregate value of $6,300,000 was transferred from level 2 to level 3 due to valuation being updated from an evaluated vendor price to single broker quoted vendor price.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) for the period ended March 31, 2012:

Corporate
Bonds & Notes
Value, Beginning of Period	$-
Purchases	-
Sales	-
Accrued Discounts (Premiums)	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Transfers In	6,300,000
Transfers Out	-

Value, End of Period	$6,300,000

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Financials - 0.1%

Wells Fargo & Co 7.500%	3,200	$3,573,440

Total Convertible Preferred Stocks
(Cost $3,200,000)		3,573,440

	Principal
	Amount
CORPORATE BONDS & NOTES - 24.1%

Consumer Discretionary - 0.7%

Centex Corp 5.700% due 05/15/14	$3,500,000	3,692,500
DISH DBS Corp 7.000% due 10/01/13	9,000,000	9,630,000
Limited Brands Inc 6.900% due 07/15/17	1,000,000	1,117,500
Macy’s Retail Holdings Inc
5.875% due 01/15/13	2,000,000	2,072,430
7.450% due 07/15/17	400,000	486,042
Starwood Hotels & Resorts Worldwide Inc 6.250% due 02/15/13	3,000,000	3,135,000

		20,133,472

Consumer Staples - 0.3%

UST Inc
6.625% due 07/15/12	8,900,000	9,050,098

Energy - 1.5%

Gaz Capital SA (Luxembourg)
5.092% due 11/29/15 ~	3,700,000	3,894,250
7.343% due 04/11/13 ~	1,200,000	1,261,548
Petrobras International Finance Co (Cayman) 3.875% due 01/27/16	23,100,000	24,426,310
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	2,100,000	2,325,750
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland) 7.700% due 08/07/13 ~	7,500,000	8,064,480

		39,972,338

Financials - 20.5%

Ally Financial Inc
3.710% due 02/11/14 §	13,000,000	12,870,520
3.874% due 06/20/14 §	11,700,000	11,467,872
American International Group Inc
0.306% due 04/03/12 §	JPY 370,000,000	4,470,219
6.765% due 11/15/17 ~	GBP 682,000	1,194,238
8.625% due 05/22/68 § ~	650,000	1,034,997
ANZ National International Ltd (New Zealand) 0.933% due 08/19/14 § ~	$10,000,000	10,050,840
Bank of America Corp
1.141% due 06/11/12 §	GBP 2,500,000	3,994,698
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$9,100,000	9,532,250
BPCE SA (France) 2.375% due 10/04/13 ~	9,862,000	9,702,038
Citigroup Inc
2.510% due 08/13/13 §	3,512,000	3,523,860
5.300% due 10/17/12	33,100,000	33,762,099
Commonwealth Bank of Australia (Australia)
0.754% due 09/17/14 § ~	8,100,000	8,148,559
0.974% due 06/25/14 § ~	18,500,000	18,688,700
1.000% due 07/12/13 § ~	69,400,000	69,752,483
Countrywide Financial Corp
0.967% due 05/07/12 §	4,000,000	4,001,672
5.800% due 06/07/12	13,612,000	13,719,998
Dexia Credit Local SA (France) 1.033% due 04/29/14 § ~	68,400,000	63,798,937
Dexia Credit Local SA ‘NY’ (France) 0.880% due 03/05/13 § ~	9,450,000	9,057,938
Ford Motor Credit Co LLC 7.800% due 06/01/12	2,200,000	2,219,342
HCP Inc 6.700% due 01/30/18	3,000,000	3,468,687
HSBC Finance Corp
1.583% due 04/05/13 §	EUR 600,000	795,238
Hyundai Capital Services Inc (South Korea) 4.375% due 07/27/16 ~	$5,300,000	5,548,427
ICICI Bank Ltd (India) 2.242% due 02/24/14 § ~	1,300,000	1,274,824
ING Bank Australia Ltd (Australia)
5.073% due 06/24/14 §	AUD 2,000,000	2,089,031
ING Bank NV (Netherlands) 1.885% due 10/18/13 § ~	$15,700,000	15,658,379
LeasePlan Corp NV (Netherlands) 3.000% due 05/07/12 ~	23,260,000	23,317,220
Lehman Brothers Holdings Inc 7.000% due 09/27/27 Ψ	1,700,000	505,750
Liberty Mutual Group Inc 5.750% due 03/15/14 ~	3,600,000	3,795,836
Marsh & McLennan Cos Inc 5.750% due 09/15/15	1,092,000	1,225,759
Merrill Lynch & Co Inc
0.710% due 06/05/12 §	3,000,000	2,999,382
1.361% due 08/09/13 §	EUR 2,900,000	3,791,009
1.558% due 09/27/12 §	2,000,000	2,649,088
5.450% due 02/05/13	$9,000,000	9,256,293
6.050% due 08/15/12	8,000,000	8,139,696
Morgan Stanley
0.883% due 01/09/14 §	3,200,000	3,044,490
1.321% due 03/01/13 §	EUR 600,000	791,840
National Australia Bank Ltd (Australia) 1.083% due 07/08/14 § ~	$125,700,000	126,204,057
SLM Corp 8.450% due 06/15/18	2,912,000	3,261,440
SLM Corp Index-Linked
4.962% due 03/17/14 ∧ §	1,535,000	1,530,395
5.012% due 02/01/14 ∧ §	1,055,000	1,053,386
5.082% due 01/31/14 ∧ §	2,472,000	2,556,419
5.087% due 11/21/13 ∧ §	300,000	304,707
5.412% due 12/15/13 ∧ §	200,000	199,954
The Royal Bank of Scotland Group PLC (United Kingdom)
1.461% due 04/23/12 §	1,800,000	1,800,619
1.942% due 10/15/12 §	4,200,000	4,210,681
2.625% due 05/11/12 ~	23,000,000	23,041,561
2.913% due 08/23/13 §	8,300,000	8,301,843
The Toronto Dominion Bank (Canada) 1.625% due 09/14/16 ~	200,000	200,926
Westpac Banking Corp (Australia) 3.585% due 08/14/14 ~	12,300,000	13,008,271
Westpac Securities NZ Ltd (New Zealand) 2.500% due 05/25/12 ~	7,800,000	7,819,461

		572,835,929

Health Care - 0.0%

Cardinal Health Inc
6.000% due 06/15/17	250,000	286,453

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value

Industrials - 0.4%

Con-way Inc 7.250% due 01/15/18	$7,000,000	$8,010,926
International Lease Finance Corp 5.625% due 09/20/13	2,630,000	2,672,737

		10,683,663

Materials - 0.5%

Rexam PLC (United Kingdom) 6.750% due 06/01/13 ~	4,200,000	4,391,617
Temple-Inland Inc 6.625% due 01/15/18	4,000,000	4,625,668
Xstrata Canada Corp (Canada) 7.350% due 06/05/12	3,700,000	3,741,192

		12,758,477

Telecommunication Services - 0.2%

Embarq Corp
6.738% due 06/01/13	5,000,000	5,358,165

Utilities - 0.0%

Indianapolis Power & Light Co
6.300% due 07/01/13 ~	500,000	532,371

Total Corporate Bonds & Notes
(Cost $662,825,689)		671,610,966

SENIOR LOAN NOTES - 0.1%

Telecommunication Services - 0.1%

Vodafone Americas Finance 2
6.875% due 08/11/15 §	2,768,819	2,768,819

Total Senior Loan Notes
(Cost $2,757,441)		2,768,819

MORTGAGE-BACKED SECURITIES - 9.7%

Collateralized Mortgage Obligations - Commercial - 1.0%

Banc of America Commercial Mortgage Inc
0.412% due 06/10/49 " § ~	448,882	446,135
5.414% due 09/10/47 "	2,500,000	2,785,719
5.837% due 06/10/49 " §	448,882	456,012
5.921% due 05/10/45 " §	1,400,000	1,598,478
Banc of America Large Loan Inc
5.616% due 06/24/50 " § ~	1,600,000	1,786,064
5.639% due 02/17/51 " § ~	1,700,000	1,885,999
Credit Suisse Mortgage Capital Certificates 5.467% due 09/18/39 " § ~	6,900,000	7,608,428
GS Mortgage Securities Corp II 1.260% due 03/06/20 " § ~	2,500,000	2,460,834
JPMorgan Chase Commercial Mortgage Securities Corp
5.336% due 05/15/47 "	1,590,000	1,747,892
5.429% due 12/12/43 "	1,650,000	1,831,566
LB-UBS Commercial Mortgage Trust 5.424% due 02/15/40 "	420,000	473,329
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	700,000	768,316
Morgan Stanley Capital I 0.302% due 10/15/20 " § ~	383,817	383,670
RBSCF Trust 6.204% due 12/16/49 " § ~	400,000	456,211
Wachovia Bank Commercial Mortgage Trust 5.088% due 08/15/41 " §	2,800,000	3,012,576

		27,701,229

Collateralized Mortgage Obligations - Residential - 7.3%

Arran Residential Mortgages Funding PLC (United Kingdom) 2.251% due 05/16/47 " § ~	EUR 965,602	1,290,995
Banc of America Funding Corp 5.741% due 01/20/47 " §	$3,109,161	1,924,594
Banc of America Mortgage Securities Inc
2.805% due 08/25/35 " §	815,649	668,584
2.838% due 06/25/35 " §	961,606	826,192
5.002% due 11/25/34 " §	198,644	185,531
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/35 " §	1,486,355	1,442,251
2.814% due 01/25/35 " §	951,910	845,231
2.882% due 03/25/35 " §	1,910,994	1,602,376
3.078% due 03/25/35 " §	1,426,382	1,411,779
Bear Stearns Alt-A Trust
2.555% due 01/25/36 " §	4,690,592	2,408,910
2.824% due 09/25/35 " §	18,021,191	12,007,610
Bear Stearns Structured Products Inc
2.749% due 01/26/36 " §	16,040,357	9,459,728
2.845% due 12/26/46 " §	7,082,029	4,035,991
Chase Mortgage Finance Corp 2.757% due 02/25/37 " §	360,426	330,636
ChaseFlex Trust 6.000% due 02/25/37 "	869,005	663,022
Chevy Chase Mortgage Funding Corp 0.372% due 05/25/48 " § ~	235,699	104,239
Citigroup Mortgage Loan Trust Inc
0.312% due 01/25/37 " § ~	638,165	343,000
2.230% due 09/25/35 " §	1,566,578	1,480,074
2.450% due 09/25/35 " §	1,425,590	1,255,821
2.660% due 05/25/35 " §	227,496	211,633
2.682% due 08/25/35 " §	1,971,982	1,048,769
5.509% due 09/25/37 " § Ψ	171,911	108,034
Countrywide Alternative Loan Trust
0.452% due 07/25/46 " §	2,205,409	1,387,089
0.522% due 12/25/35 " §	132,304	89,093
5.500% due 06/25/35 "	2,200,000	1,810,501
6.000% due 01/25/37 " Ψ	1,935,770	1,294,722
Countrywide Home Loan Mortgage Pass-Through Trust
0.562% due 03/25/35 " §	165,474	90,136
0.582% due 06/25/35 " § ~	1,312,619	1,122,877
2.762% due 11/19/33 " §	204,598	200,211
2.798% due 08/25/34 " §	98,504	73,698
Deutsche ALT-A Securities Inc Alternate Loan Trust 0.342% due 10/25/36 " §	100,422	39,699
Fannie Mae
0.294% due 12/25/36 " §	433,130	414,379
0.302% due 07/25/37 " §	3,753,979	3,615,396
0.392% due 08/25/34 " §	686,473	671,857
0.592% due 07/25/37 - 05/25/42 " §	570,519	570,933
2.490% due 05/25/35 " §	2,805,382	2,918,579
Fosse Master Issuer PLC (United Kingdom) 1.965% due 10/18/54 " § ~	8,900,000	8,955,661
Freddie Mac
0.392% due 10/15/20 " §	7,535,623	7,519,560
0.472% due 02/15/19 " §	14,063,903	14,049,251
0.592% due 12/15/30 " §	114,254	114,267
0.692% due 08/15/33 " §	9,565,071	9,570,374
Freddie Mac Structured Pass-Through Securities 1.369% due 02/25/45 " §	4,425,370	4,228,727
Granite Mortgages PLC (United Kingdom)
1.416% due 09/20/44 " § ~	GBP 2,196,820	3,392,765

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Greenpoint Mortgage Funding Trust
0.462% due 06/25/45 " §	$1,609,469	$1,090,160
0.512% due 11/25/45 " §	824,702	511,032
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	577,010	585,716
GSR Mortgage Loan Trust
2.701% due 01/25/36 " §	5,226,477	4,161,763
2.856% due 01/25/35 " §	1,369,779	1,218,205
2.896% due 05/25/35 " §	2,695,342	2,215,645
Harborview Mortgage Loan Trust 0.522% due 02/19/36 " §	303,384	176,869
Holmes Master Issuer PLC (United Kingdom)
2.581% due 10/15/54 " § ~	EUR 25,300,000	33,899,909
Impac CMB Trust 1.242% due 07/25/33 " §	$361,609	333,157
Imperial Savings Association 7.033% due 02/25/18 " §	999	1,012
IndyMac Index Mortgage Loan Trust
0.452% due 05/25/46 " §	1,426,849	923,293
0.482% due 07/25/35 " §	585,321	402,300
2.574% due 12/25/34 " §	2,115,284	1,629,057
JPMorgan Mortgage Trust
2.731% due 08/25/35 " §	1,086,340	823,708
2.766% due 08/25/35 " §	1,411,463	1,270,046
2.807% due 07/25/35 " §	1,100,354	1,048,500
4.200% due 07/27/37 " § ~	1,730,815	1,351,745
5.325% due 09/25/35 " §	363,573	321,278
MASTR Adjustable Rate Mortgages Trust 2.718% due 11/21/34 " §	698,758	702,829
Mellon Residential Funding Corp
0.682% due 12/15/30 " §	713,762	674,028
0.942% due 11/15/31 " §	1,176,833	1,149,719
Merrill Lynch Mortgage Investors Inc
5.147% due 12/25/35 " §	718,628	653,193
5.620% due 03/25/36 " §	7,762,867	5,000,847
MLCC Mortgage Investors Inc
0.492% due 11/25/35 " §	1,174,879	971,548
4.138% due 06/25/37 " §	1,450,988	1,268,308
NCUA Guaranteed Notes
0.691% due 10/07/20 " §	9,435,077	9,449,795
0.801% due 12/08/20 " §	11,378,737	11,427,666
Residential Accredit Loans Inc 0.542% due 08/25/35 " §	638,410	394,196
Ryland Mortgage Securities Corp 5.416% due 10/01/27 "	25,073	18,686
Securitized Asset Sales Inc 0.786% due 11/26/23 " §	13,357	13,366
Sequoia Mortgage Trust 0.592% due 10/19/26 " §	618,775	567,947
Structured Adjustable Rate Mortgage Loan Trust
1.582% due 01/25/35 " §	590,470	387,485
2.697% due 08/25/35 " §	1,340,915	1,068,095
2.722% due 02/25/34 " §	204,392	200,222
Structured Asset Mortgage Investments Inc
0.372% due 03/25/37 " §	186,870	108,955
0.462% due 05/25/36 " §	1,248,123	634,375
0.492% due 07/19/35 " §	1,251,318	880,085
0.522% due 02/25/36 " §	1,449,766	812,459
0.902% due 10/19/34 " §	626,896	569,982
Structured Asset Securities Corp
2.365% due 01/25/32 " §	15,922	11,783
2.773% due 10/25/35 " § ~	470,093	372,005
Swan (Australia)
5.660% due 04/25/41 " §	AUD 1,120,804	1,158,462
Washington Mutual Mortgage Pass-Through Certificates
0.502% due 11/25/45 " §	$897,864	714,075
0.929% due 05/25/47 " §	2,081,048	1,394,604
1.159% due 02/25/46 " §	837,773	654,388
1.359% due 11/25/42 " §	109,300	95,262
2.577% due 06/25/33 " §	1,488,560	1,504,725
2.724% due 11/25/46 " §	555,555	420,083
5.523% due 08/25/35 " §	1,098,794	1,009,774
Wells Fargo Mortgage-Backed Securities Trust
2.608% due 11/25/34 " §	449,912	435,248
2.639% due 12/25/34 " §	1,174,706	1,174,004
2.700% due 09/25/34 " §	615,889	623,758
5.612% due 04/25/36 " §	1,000,000	940,623

		205,210,750

Fannie Mae - 1.1%

1.382% due 11/01/42 - 10/01/44 " §	667,324	676,351
2.148% due 02/01/36 " §	100,240	101,199
2.195% due 01/01/25 " §	64,744	65,636
2.223% due 11/01/35 " §	215,649	227,124
2.245% due 12/01/34 " §	244,119	257,369
2.294% due 12/01/22 " §	20,978	22,149
2.371% due 05/01/35 " §	72,618	76,847
2.497% due 11/01/34 " §	6,251,995	6,667,647
2.570% due 08/01/17 " §	314,871	321,390
3.443% due 03/01/18 " §	161,003	168,628
3.612% due 07/01/26 " §	15,850	15,942
4.308% due 03/01/35 " §	647,810	685,959
4.500% due 04/01/23 - 04/01/24 "	16,405,585	17,584,426
4.836% due 04/01/35 " §	902,942	954,500
4.843% due 03/01/35 " §	191,809	193,573
4.860% due 03/01/35 " §	70,736	71,385
4.996% due 08/01/24 " §	17,227	17,376
5.162% due 10/01/35 " §	474,749	504,567
5.237% due 09/01/35 " §	481,399	513,155
5.309% due 11/01/35 " §	765,256	823,591
5.359% due 01/01/36 " §	716,027	770,733
5.499% due 03/01/36 " §	549,684	594,040

		31,313,587

Freddie Mac - 0.3%

2.264% due 09/01/36 " §	2,733,080	2,895,677
2.366% due 01/01/34 " §	484,727	511,279
2.405% due 07/01/36 " §	3,423,523	3,659,539
2.481% due 08/01/35 " §	34,496	36,806
5.084% due 10/01/35 " §	332,832	355,764
5.684% due 03/01/36 " §	314,252	339,903

		7,798,968

Government National Mortgage Association - 0.0%

1.625% due 09/20/22 - 11/20/26 " §	141,675	146,496
2.000% due 10/20/24 - 12/20/26 " §	38,219	39,581
2.375% due 05/20/23 - 01/20/27 " §	77,158	80,003
2.500% due 02/20/25 " §	28,903	30,136

		296,216

Total Mortgage-Backed Securities
(Cost $292,008,070)		272,320,750

ASSET-BACKED SECURITIES - 1.9%

ACE Securities Corp 0.292% due 12/25/36 " §	6,847	6,801
Alzette European SA CLO (Luxembourg) 0.794% due 12/15/20 " § ~	1,193,984	1,172,002
AMMC CLO (Cayman) 0.716% due 05/03/18 " § ~	858,908	838,249
Amortizing Residential Collateral Trust 0.822% due 07/25/32 " §	125,612	99,855
Aquilae PLC CLO (Ireland)
1.754% due 01/17/23 " § ~	EUR 473,248	585,097
Asset-Backed Securities Corp Home Equity 0.322% due 05/25/37 " §	$271,529	200,496

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Bear Stearns Asset-Backed Securities Trust
0.292% due 11/25/36 " §	$10,469	$10,265
0.312% due 12/25/36 " §	259,174	242,917
0.352% due 11/25/36 " §	1,142,180	676,173
0.902% due 10/25/32 " §	62,525	53,210
1.242% due 10/25/37 " §	2,453,340	1,586,205
Citigroup Mortgage Loan Trust Inc
0.282% due 12/25/36 " §	152,907	149,386
0.322% due 01/25/37 " §	762,176	351,566
Conseco Finance Securitizations Corp 6.681% due 12/01/33 " §	147,844	155,966
Countrywide Asset-Backed Certificates
0.322% due 10/25/47 " §	105,864	104,789
0.432% due 06/25/36 " §	796,722	681,818
0.492% due 04/25/36 " §	597,877	514,050
Credit-Based Asset Servicing & Securitization LLC 0.312% due 01/25/37 " §	299,406	58,908
Duane Street CLO (Cayman) 0.773% due 11/08/17 " § ~	2,620,014	2,559,772
Equity One Asset-Backed Securities Inc 0.542% due 04/25/34 " §	500,448	357,445
First Franklin Mortgage Loan Asset-Backed Certificates 0.612% due 12/25/34 " §	9,785	9,657
Freddie Mac Structured Pass-Through Securities 0.502% due 08/25/31 " §	255,355	248,686
Harbourmaster Ltd CLO (Netherlands)
1.136% due 06/15/20 " § ~	EUR 596,234	758,419
Harvest I SA A1 CLO (Luxembourg) 1.587% due 03/29/17 " § ~	471,803	607,020
Home Equity Asset Trust 0.302% due 05/25/37 " §	$240,660	236,362
HSBC Home Equity Loan Trust 0.552% due 01/20/35 " §	406,202	376,956
HSI Asset Securitization Corp Trust 0.292% due 10/25/36 " §	24,591	8,540
JPMorgan Mortgage Acquisition Corp 0.302% due 03/25/47 " §	125,944	105,207
LCM LP CDO (Cayman) 0.704% due 03/21/19 " § ~	600,000	556,849
Magnolia Funding Ltd (United Kingdom)
3.000% due 04/20/17 " ~	EUR 1,608,640	2,147,591
Morgan Stanley Asset-Backed Securities Capital I 0.282% due 01/25/37 " §	$74,482	73,692
Morgan Stanley IXIS Real Estate Capital Trust 0.292% due 11/25/36 " §	2,308	736
Nautique Funding Ltd CDO 0.817% due 04/15/20 " § ~	962,297	883,208
Navigare Funding Ltd CLO 0.753% due 05/20/19 " § ~	1,079,549	1,058,683
New Century Home Equity Loan Trust 0.422% due 05/25/36 " §	1,072,862	588,052
NYLIM Flatiron Ltd CLO (Cayman) 0.743% due 08/08/20 " § ~	1,300,000	1,238,165
Park Place Securities Inc 0.502% due 09/25/35 " §	107,892	95,890
Penta SA CLO (Luxembourg)
1.917% due 06/04/24 " § ~	EUR 7,068,643	8,467,841
Popular ABS Mortgage Pass-Through Trust 0.332% due 06/25/47 " §	$2,335,943	2,016,330
Renaissance Home Equity Loan Trust 1.002% due 12/25/32 " §	217,275	147,758
Securitized Asset-Backed Receivables LLC Trust 0.282% due 01/25/37 " §	220,409	190,693
SLC Student Loan Trust 0.613% due 08/15/19 " §	112,654	112,548
SLM Student Loan Trust
1.146% due 09/15/21 " § ~	EUR 869,414	1,133,267
1.418% due 10/25/23 " § ~	5,000,000	5,964,822
Small Business Administration Participation Certificates 5.290% due 12/01/27 "	$4,686,886	5,250,804
Soundview Home Equity Loan Trust 0.302% due 11/25/36 " § ~	201,204	57,166
Specialty Underwriting & Residential Finance 0.302% due 01/25/38 " §	71,849	64,971
Structured Asset Securities Corp 1.742% due 04/25/35 " §	2,009,903	1,694,858
Symphony Ltd CLO (Cayman) 0.743% due 05/15/19 " § ~	6,500,000	6,163,450
Wood Street BV CLO (Netherlands)
1.347% due 03/29/21 " § ~	EUR 1,284,308	1,624,169

Total Asset-Backed Securities
(Cost $55,612,017)		52,287,360

U.S. GOVERNMENT AGENCY ISSUE - 0.1%

Fannie Mae
5.375% due 04/11/22	$3,050,000	3,053,657

Total U.S. Government Agency Issue
(Cost $3,053,835)		3,053,657

U.S. TREASURY OBLIGATIONS - 89.0%

U.S. Treasury Inflation Protected Securities - 89.0%

0.125% due 04/15/16 ∧ ‡	145,986,485	154,145,469
0.125% due 01/15/22 ∧	83,095,716	85,047,581
0.500% due 04/15/15 ∧	20,654,155	21,916,000
0.625% due 07/15/21 ∧	255,323,319	275,803,505
1.125% due 01/15/21 ∧	58,456,927	65,718,955
1.250% due 04/15/14 ∧	3,255,475	3,454,873
1.250% due 07/15/20 ∧	95,460,974	108,882,025
1.375% due 07/15/18 ∧	3,110,901	3,563,926
1.375% due 01/15/20 ∧	19,985,932	22,957,281
1.625% due 01/15/15 ∧	38,529,873	41,941,039
1.625% due 01/15/18 ∧	5,979,374	6,864,307
1.750% due 01/15/28 ∧	30,665,958	36,561,718
1.875% due 07/15/13 ∧ ‡	119,305,502	125,439,922
1.875% due 07/15/15 ∧ ‡	34,966,152	39,030,967
1.875% due 07/15/19 ∧	10,306,388	12,250,915
2.000% due 01/15/14 ∧	29,093,529	31,109,623
2.000% due 07/15/14 ∧	1,166,250	1,271,031
2.000% due 01/15/16 ∧	92,680,762	104,588,165
2.000% due 01/15/26 ∧ ‡	263,057,593	322,522,739
2.125% due 01/15/19 ∧	22,167,180	26,534,802
2.125% due 02/15/40 ∧	13,607,093	17,852,682
2.375% due 01/15/17 ∧	63,353,827	74,143,012
2.375% due 01/15/25 ∧	99,763,776	126,722,716
2.375% due 01/15/27 ∧ ‡	199,550,105	255,611,941
2.500% due 01/15/29 ∧	42,223	55,761
3.000% due 07/15/12 ∧ ‡	176,479,000	180,184,117
3.375% due 04/15/32 ∧	1,327,882	2,022,012
3.625% due 04/15/28 ∧	113,064,773	165,587,077
3.875% due 04/15/29 ∧	112,306,685	172,570,577

		2,484,354,738

Total U.S. Treasury Obligations
(Cost $2,477,364,841)		2,484,354,738

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 3.0%

Australia Government Index-Linked Bond (Australia)
2.500% due 09/20/30 ∧	AUD 4,200,000	$5,281,999
3.000% due 09/20/25 ∧	13,200,000	17,665,795
4.000% due 08/20/20 ∧	10,000,000	19,201,577
Canada Government Bond (Canada)
2.750% due 09/01/16	CAD 2,500,000	2,635,646
Canada Government Index-Linked Bond (Canada)
2.000% due 12/01/41 ∧	759,577	1,070,574
3.000% due 12/01/36 ∧	3,632,518	5,844,550
New South Wales Treasury Corp Index-Linked (Australia)
2.750% due 11/20/25 ∧	AUD 14,400,000	17,930,584
United Kingdom Gilt Inflation-Linked Bond (United Kingdom)
1.875% due 11/22/22 ∧	GBP 7,060,628	14,378,646

Total Foreign Government Bonds & Notes
(Cost $66,436,370)		84,009,371

MUNICIPAL BONDS - 0.2%

Buckeye Tobacco Settlement Financing Authority of OH ‘A2’
5.750% due 06/01/34	$650,000	482,118
6.000% due 06/01/42	2,100,000	1,616,349
Golden State Tobacco Securitization Corp CA ‘A1’ 5.125% due 06/01/47	300,000	207,219
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	4,325,000	3,187,871

Total Municipal Bonds
(Cost $7,062,144)		5,493,557

SHORT-TERM INVESTMENTS - 47.7%

Foreign Government Issues - 4.9%

Japan Treasury Discount Bills (Japan)
0.101% due 04/27/12	JPY 10,590,000,000	127,935,684
0.102% due 05/14/12	670,000,000	8,093,752

		136,029,436

U.S. Treasury Bills - 0.5%

0.040% due 05/17/12 ‡	$200,000	199,990
0.048% due 05/10/12 ‡	40,000	39,998
0.057% due 04/26/12 ‡	270,000	269,990
0.070% due 07/26/12 ‡	270,000	269,931
0.072% due 05/31/12 ‡	546,000	545,953
0.090% due 08/23/12 ‡	800,000	799,626
0.117% due 08/09/12 ‡	960,000	959,648
0.119% due 08/09/12 ‡	2,560,000	2,559,060
0.124% due 09/13/12 ‡	4,180,000	4,177,622
0.132% due 09/06/12	550,000	549,706
0.137% due 09/06/12	120,000	119,936
0.140% due 02/07/13 ‡	80,000	79,886
0.145% due 08/30/12 ‡	1,520,000	1,519,257
0.170% due 03/07/13 ‡	1,660,000	1,657,386
0.229% due 04/05/12 ‡	20,000	20,000
0.500% due 08/16/12 ‡	480,000	479,805

		14,247,794

Repurchase Agreements - 42.3%

Bank of America Corp 0.100% due 04/02/12 (Dated 03/30/12, repurchase price of $182,601,522; collateralized by U.S. Treasury Notes: 0.250% - 1.750% due 10/31/13 - 05/31/16 and value $169,890,934; and U.S. Treasury Bonds: 3.125% due 05/15/21 and value $17,050,666)	182,600,000	182,600,000
Bank of Nova Scotia 0.100% due 04/02/12 (Dated 03/30/12, repurchase price of $100,000,833; collateralized by U.S. Treasury Notes: 1.875% due 02/28/14 and value $102,076,857)	100,000,000	100,000,000
Barclays PLC 0.150% due 04/02/12 (Dated 03/30/12, repurchase price of $34,700,434; collateralized by Government National Mortgage Association: 4.500% due 05/20/41 and value $35,542,703)	34,700,000	34,700,000
BNP Paribas 0.110% due 04/02/12 (Dated 03/30/12, repurchase price of $57,000,522; collateralized by U.S Treasury Bonds: 5.250% due 11/15/28 and value $28,856,478; and U.S. Treasury Notes: 0.145% due 08/30/12 and value $29,091,499)	57,000,000	57,000,000
BNP Paribas 0.200% due 04/02/12 (Dated 03/30/12, repurchase price of $14,200,237; collateralized by Fannie Mae: 4.000% due 01/01/42 and value $14,530,136)	14,200,000	14,200,000
Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $1,186,596; collateralized by Federal Home Loan Bank: 0.210% due 08/20/13 and value $1,213,546)	1,186,595	1,186,595
JPMorgan Chase & Co 0.100% due 04/02/12 (Dated 03/30/12, repurchase price of $155,001,292; collateralized by U.S. Treasury Notes: 2.1250% due 11/30/14 and value $158,105,263)	155,000,000	155,000,000
JPMorgan Chase & Co 0.150% due 04/02/12 (Dated 03/30/12, repurchase price of $80,001,000; collateralized by Fannie Mae: 0.879% due 01/20/15 and value $81,788,577)	80,000,000	80,000,000
Morgan Stanley 0.120% due 04/02/12 (Dated 03/30/12, repurchase price of $33,000,330; collateralized by U.S. Treasury Bonds: 2.000% due 11/15/21 and value $33,542,128)	33,000,000	33,000,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Royal Bank of Canada 0.100% due 04/02/12 (Dated 03/30/12, repurchase price of $200,001,667; collateralized by U.S. Treasury Bonds: 2.125% due 08/15/21 and value $101,548,074; and U.S. Treasury Notes: 1.875% - 2.375% due 04/30/14 - 06/30/18 and value $101,811,849)	$200,000,000	$200,000,000
The Goldman Sachs Group Inc 0.170% due 04/02/12 (Dated 03/30/12, repurchase price of $22,700,322; collateralized by Fannie Mae: 6.000% due 06/01/40 and value $23,340,180)	22,700,000	22,700,000
The Royal Bank of Scotland Group PLC 0.110% due 04/02/12 (Dated 03/30/12, repurchase price of $50,000,458; collateralized by U.S. Treasury Bonds: 3.125% due 02/15/42 and value $50,377,508)	50,000,000	50,000,000
The Royal Bank of Scotland Group PLC 0.120% due 04/02/12 (Dated 03/30/12, repurchase price of $50,000,500; collateralized by Fannie Mae: 4.125% due 04/15/14 and value $51,042,136)	50,000,000	50,000,000
The Toronto Dominion Bank 0.110% due 04/02/12 (Dated 03/30/12, repurchase price of $50,000,458; collateralized by U.S. Treasury Notes: 1.750% due 05/31/16 and value $51,284,215)	50,000,000	50,000,000
UBS AG 0.110% due 04/02/12 (Dated 03/30/12, repurchase price of $150,001,375; collateralized by U.S. Treasury Notes: 1.875% due 04/30/14 and value $153,204,276)	150,000,000	150,000,000

		1,180,386,595

Total Short-Term Investments
(Cost $1,339,553,227)		1,330,663,825

TOTAL INVESTMENTS - 175.9%
(Cost $4,909,873,634)		4,910,136,483

OTHER ASSETS & LIABILITIES, NET - (75.9%)		(2,119,010,364)

NET ASSETS - 100.0%		$2,791,126,119

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $1,908,506 or 0.1% of the net assets were in default as of March 31, 2012.

(c)	As of March 31, 2012, 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of March 31, 2012, investments with total aggregate values of $1,483,038, $315,388,288, $7,632,913 and $8,203,684 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, a reverse repurchase agreement, swap contracts, and delayed delivery securities, respectively. In addition, $990,000 in cash was segregated as collateral for delayed delivery securities.

(e)	Open futures contracts outstanding as of March 31, 2012 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Eurodollar (12/13)	928	$928,000,000	$1,182,566
Eurodollar (03/15)	559	559,000,000	20,569
Eurodollar (06/15)	201	201,000,000	32,397

Total Futures Contracts			$1,235,532

(f)	A reverse repurchase agreement outstanding as of March 31, 2012 was as follows:

	Interest	Settlement	Maturity	Repurchase	Principal
Counterparty	Rate	Date	Date	Amount	Amount
DUB	0.230%	10/25/11	04/20/12	$307,309,959	$306,961,875

(g)	The average amount of borrowings by the portfolio on reverse repurchase agreements while outstanding during the period ended March 31, 2012 was $307,303,908 at a weighted average interest rate of 0.232%.

(h)	Forward foreign currency contracts outstanding as of March 31, 2012 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	AUD	3,160,000	04/12	BRC	($45,715)
Buy	AUD	6,658,000	04/12	DUB	16,392
Buy	AUD	7,853,000	04/12	JPM	(174,701)
Buy	AUD	3,340,000	04/12	UBS	(4,853)
Sell	AUD	102,590,000	04/12	BRC	3,406,801
Buy	BRL	6,422,587	04/12	MSC	(204,881)
Sell	BRL	6,422,587	04/12	JPM	175,331
Sell	BRL	6,422,587	06/12	MSC	202,644

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	CAD	1,828,000	04/12	DUB	($3,850)
Buy	CAD	1,828,000	06/12	DUB	4,007
Buy	CAD	1,825,000	06/12	JPM	2,853
Sell	CAD	13,733,000	06/12	BRC	118,809
Buy	CNY	126,892,090	06/12	DUB	(63,798)
Sell	CNY	25,655,245	06/12	BRC	269
Sell	CNY	42,779,630	06/12	BRC	(16,199)
Sell	CNY	5,491,239	06/12	CIT	(8,495)
Sell	CNY	16,825,830	06/12	CSF	(9,107)
Sell	CNY	1,692,246	06/12	DUB	(1,444)
Sell	CNY	34,479,900	06/12	HSB	(9,600)
Buy	EUR	8,702,000	04/12	BRC	273,759
Buy	EUR	51,707,000	04/12	CIT	765,953
Buy	EUR	3,926,000	04/12	DUB	211,654
Buy	EUR	1,846,000	04/12	GSC	110,554
Buy	EUR	34,079,000	04/12	JPM	552,068
Buy	EUR	7,430,000	04/12	MSC	100,909
Buy	EUR	14,822,000	04/12	RBC	616,567
Sell	EUR	8,399,000	04/12	BRC	(436,104)
Sell	EUR	6,204,000	04/12	CIT	(335,719)
Sell	EUR	19,815,000	04/12	DUB	(1,005,083)
Sell	EUR	85,786,000	04/12	HSB	(760,034)
Sell	EUR	15,181,000	04/12	UBS	(915,747)
Sell	EUR	51,707,000	05/12	CIT	(763,709)
Sell	EUR	34,079,000	05/12	JPM	(550,784)
Buy	EUR	634,000	06/12	CIT	14,107
Buy	EUR	1,179,000	06/12	CIT	(483)
Buy	EUR	102,000	06/12	DUB	723
Buy	EUR	9,888,000	06/12	JPM	19,969
Buy	EUR	80,000	06/12	MSC	806
Sell	EUR	27,000	06/12	BNS	(643)
Sell	EUR	46,000	06/12	MSC	(839)
Sell	EUR	33,000	06/12	RBC	(858)
Buy	GBP	189,000	04/12	CIT	6,121
Buy	GBP	15,187,000	04/12	DUB	235,413
Buy	GBP	1,445,000	04/12	JPM	7,073
Buy	GBP	1,228,000	04/12	UBS	17,423
Sell	GBP	168,000	04/12	DUB	(1,312)
Sell	GBP	15,646,000	04/12	GSC	(506,241)
Sell	GBP	2,235,000	04/12	JPM	(73,172)
Buy	GBP	168,000	05/12	DUB	1,312
Sell	GBP	15,187,000	05/12	DUB	(235,114)
Sell	IDR	466,375	07/12	UBS	(1)
Buy	INR	1,358,749,340	07/12	UBS	(3,235,066)
Sell	INR	339,270,000	07/12	BRC	173,790
Sell	INR	289,192,400	07/12	BRC	(149,915)
Sell	INR	83,789,940	07/12	DUB	(98,786)
Sell	INR	44,894,850	07/12	GSC	(58,599)
Sell	INR	86,130,560	07/12	HSB	(94,810)
Sell	INR	416,592,323	07/12	JPM	145,819
Sell	INR	98,879,000	07/12	JPM	(122,040)
Sell	JPY	1,980,722,711	04/12	BRC	1,564,143
Sell	JPY	2,640,963,615	04/12	CIT	2,081,366
Sell	JPY	1,393,939,026	04/12	CSF	1,089,111
Sell	JPY	2,640,963,615	04/12	DUB	2,080,929
Sell	JPY	1,320,481,808	04/12	JPM	1,042,215
Sell	JPY	612,929,225	04/12	UBS	483,106
Sell	JPY	670,000,000	05/12	UBS	619,407
Buy	JPY	378,988,000	06/12	CIT	(1,920)
Sell	JPY	1,096,092,000	06/12	BRC	88,992
Buy	KRW	479,697	07/12	UBS	(5)
Buy	MXN	920,689	06/12	HSB	(196)
Buy	MYR	5,246,285	04/12	CIT	14,955
Buy	MYR	28,737,728	04/12	UBS	(95,409)
Sell	MYR	7,470,718	04/12	BRC	(100,048)
Sell	MYR	8,733,725	04/12	DUB	(116,778)
Sell	MYR	2,912,910	04/12	HSB	(39,470)
Sell	MYR	14,866,650	04/12	JPM	(195,818)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	PHP	10,100	06/12	CIT	$-
Buy	SGD	851	05/12	UBS	5

Total Forward Foreign Currency Contracts					$5,808,009

(i)	Transactions in written options for the period ended March 31, 2012 were as follows:

	Notional Amount
	in $	Premium
Outstanding, December 31, 2011	1,469,500,000	$8,667,006
Call Options Written	128,000,000	1,377,385
Put Options Written	134,000,000	2,285,843
Put Options Closed	(896,100,000)	(7,287,796)

Outstanding, March 31, 2012	835,400,000	$5,042,438

(j)	Premiums received and value of written options outstanding as of March 31, 2012 were as follows:

Inflation Floor/Cap Options

	Strike		Expiration	Counter-	Notional
Description	Index	Exercise Index	Date	party	Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	03/10/20	DUB	$9,800,000	$73,500	($25,259)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	03/12/20	CIT	26,500,000	227,900	(41,601)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	04/07/20	CIT	90,900,000	810,160	(150,504)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	09/29/20	CIT	8,700,000	112,230	(15,540)

						$1,223,790	($232,904)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	1.500%	09/24/12	DUB	$41,800,000	$357,680	($412,988)
Call - OTC 1-Year Interest Rate Swap	Receive	0.795%	10/11/12	GSC	31,100,000	-	(89,726)
Call - OTC 1-Year Interest Rate Swap	Receive	0.795%	10/11/12	JPM	31,300,000	-	(90,304)
Call - OTC 2-Year Interest Rate Swap	Receive	1.056%	10/11/12	MSC	67,600,000	-	(529,673)
Call - OTC 2-Year Interest Rate Swap	Receive	0.915%	11/14/12	MSC	77,200,000	-	(402,297)
Call - OTC 5-Year Interest Rate Swap	Receive	1.700%	03/18/13	CIT	21,600,000	254,880	(296,056)
Call - OTC 5-Year Interest Rate Swap	Receive	1.700%	03/18/13	DUB	64,600,000	764,825	(885,427)

						1,377,385	(2,706,471)

Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	8,300,000	54,780	(1)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	RBS	14,800,000	100,640	(2)
Put - OTC 5-Year Interest Rate Swap	Pay	1.500%	09/24/12	DUB	41,800,000	566,280	(420,069)
Put - OTC 1-Year Interest Rate Swap	Pay	0.795%	10/11/12	GSC	31,100,000	-	(16,303)
Put - OTC 1-Year Interest Rate Swap	Pay	0.795%	10/11/12	JPM	31,300,000	-	(16,407)
Put - OTC 2-Year Interest Rate Swap	Pay	1.056%	10/11/12	MSC	67,600,000	-	(68,073)
Put - OTC 2-Year Interest Rate Swap	Pay	0.915%	11/14/12	MSC	77,200,000	-	(136,011)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	03/18/13	CIT	21,600,000	406,080	(341,485)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	03/18/13	DUB	64,600,000	1,257,125	(1,021,294)
Put - OTC 5-Year Interest Rate Swap	Pay	2.000%	03/18/13	DUB	6,000,000	56,358	(63,956)

						2,441,263	(2,083,601)

						$3,818,648	($4,790,072)

Total Written Options						$5,042,438	($5,022,976)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(k)	Swap agreements outstanding as of March 31, 2012 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Pay	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	03/31/12 (3)	Amount (4)	Value	(Received)	(Depreciation)
Xstrata Canada Corp 7.350% due 06/05/12	0.910%	06/20/12	BOA	0.139%	$3,700,000	($7,518)	$-	($7,518)
Starwood Hotels & Resorts Worldwide Inc 7.875% due 05/01/12	5.000%	06/20/12	DUB	0.314%	5,500,000	(67,014)	(167,109)	100,095
UST Inc 6.625% due 07/15/12	0.340%	09/20/12	BOA	0.126%	8,900,000	(10,109)	-	(10,109)
Starwood Hotels & Resorts Worldwide Inc 6.250% due 02/15/13	2.370%	03/20/13	BOA	0.370%	3,000,000	(60,857)	-	(60,857)
Macy’s Retail Holdings Inc 5.875% due 01/15/13	2.430%	03/20/13	BOA	0.302%	2,000,000	(43,134)	-	(43,134)
Rexam PLC 6.750% due 06/01/13	1.450%	06/20/13	BRC	0.280%	4,200,000	(62,334)	-	(62,334)
Embarq Corp 7.082% due 06/01/16	2.140%	06/20/13	MSC	0.363%	5,000,000	(112,500)	-	(112,500)
DISH DBS Corp 6.625% due 10/01/14	3.650%	12/20/13	BOA	1.158%	4,900,000	(214,821)	-	(214,821)
DISH DBS Corp 6.625% due 10/01/14	3.650%	12/20/13	CIT	1.158%	4,100,000	(179,748)	-	(179,748)
Liberty Mutual Group Inc 5.750% due 03/15/14	1.390%	03/20/14	BOA	1.486%	3,600,000	5,180	-	5,180
Centex Corp 5.250% due 06/15/15	1.000%	06/20/14	BNP	1.218%	3,500,000	15,646	(46,651)	62,297
Marsh & McLennan Cos Inc 5.750% due 09/15/15	0.600%	09/20/15	DUB	0.365%	3,000,000	(24,887)	-	(24,887)
Marsh & McLennan Cos Inc 5.750% due 09/15/15	0.830%	09/20/15	BOA	0.365%	3,000,000	(48,894)	-	(48,894)
Cardinal Health Inc 6.000% due 06/15/17	0.590%	06/20/17	DUB	0.380%	250,000	(2,728)	-	(2,728)
Macy’s Retail Holdings Inc 7.450% due 07/15/17	2.110%	09/20/17	DUB	1.175%	400,000	(19,718)	-	(19,718)
Limited Brands Inc 6.900% due 07/15/17	3.113%	09/20/17	MSC	1.898%	1,000,000	(62,739)	-	(62,739)
Temple-Inland Inc 6.625% due 01/15/18	1.000%	03/20/18	BOA	0.458%	4,000,000	(126,393)	208,974	(335,367)
Health Care Properties Inc 6.700% due 01/30/18	2.910%	03/20/18	GSC	1.577%	3,000,000	(224,336)	-	(224,336)
Con-way Inc 7.250% due 01/15/18	3.800%	03/20/18	UBS	2.733%	7,000,000	(403,053)	-	(403,053)

						($1,649,957)	($4,786)	($1,645,171)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	03/31/12 (3)	Amount (4)	Value	(Received)	(Depreciation)
Petrobras International Finance Co 8.375% due 12/10/18	1.000%	09/20/12	DUB	0.549%	$1,400,000	$3,468	($17,367)	$20,835
American International Group Inc 6.250% due 05/01/36	1.975%	03/20/13	RBS	0.757%	4,400,000	54,877	-	54,877
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	BRC	0.876%	5,600,000	23,695	(65,752)	89,447
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/15	CIT	0.288%	3,000,000	69,452	24,378	45,074
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/15	DUB	0.288%	3,400,000	78,712	16,168	62,544
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	HSB	0.876%	3,000,000	12,694	(42,473)	55,167
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	JPM	0.876%	1,200,000	5,078	(13,657)	18,735
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	RBS	0.876%	2,300,000	9,732	(44,419)	54,151
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	12/20/15	BOA	0.737%	2,300,000	22,851	48,494	(25,643)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/15	CSF	0.389%	5,600,000	127,992	131,353	(3,361)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/15	DUB	0.389%	4,400,000	100,565	102,119	(1,554)
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	12/20/15	GSC	0.737%	2,100,000	20,864	44,277	(23,413)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	03/31/12 (3)	Amount (4)	Value	(Received)	(Depreciation)
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	12/20/15	JPM	0.737%	$17,800,000	$176,850	$398,080	($221,230)
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	12/20/15	RBS	0.737%	4,300,000	42,722	96,630	(53,908)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/16	BNP	0.466%	10,500,000	236,924	238,205	(1,281)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/16	CIT	0.466%	5,300,000	119,590	65,775	53,815
Alcoa Inc 5.720% due 02/23/19	1.000%	03/20/18	GSC	2.989%	1,900,000	(197,732)	(112,298)	(85,434)
Alcoa Inc 5.720% due 02/23/19	1.000%	03/20/18	JPM	2.989%	100,000	(10,407)	(5,630)	(4,777)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/20	HSB	1.463%	13,400,000	(453,240)	(391,208)	(62,032)

						$444,687	$472,675	($27,988)

Total Credit Default Swaps						($1,205,270)	$467,889	($1,673,159)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
OTC - 3-Month USD-LIBOR	BNP	Pay	1.500%	11/02/12	$3,400,000	($12,931)	($1,768)	($11,163)
OTC - 3-Month USD-LIBOR	BRC	Pay	1.500%	11/02/12	3,300,000	(12,551)	(2,211)	(10,340)
OTC - BRL-CDI-Compounded Δ	BRC	Pay	9.970%	01/02/14	BRL 12,100,000	38,369	-	38,369
OTC - BRL-CDI-Compounded Δ	HSB	Pay	10.180%	01/02/14	136,800,000	733,390	285,139	448,251
OTC - BRL-CDI-Compounded Δ	MSC	Pay	10.220%	01/02/14	86,600,000	515,087	448,969	66,118
OTC - BRL-CDI-Compounded Δ	UBS	Pay	10.380%	01/02/14	17,500,000	116,574	63,818	52,756
OTC - BRL-CDI-Compounded	HSB	Pay	10.530%	01/02/14	40,800,000	292,837	176,375	116,462
OTC - BRL-CDI-Compounded	MSC	Pay	10.580%	01/02/14	12,200,000	93,989	57,308	36,681
OTC - 6-Month EUR-LIBOR	BNP	Pay	1.850%	10/15/16	EUR 9,900,000	(195,461)	(104,808)	(90,653)
OTC - 6-Month EUR-LIBOR	BRC	Pay	1.850%	10/15/16	1,800,000	(35,538)	(19,137)	(16,401)
CME - 3-Month USD-LIBOR	CME	Receive	2.250%	06/20/22	$4,800,000	51,691	75,600	(23,909)

Total Interest Rate Swaps						$1,585,456	$979,285	$606,171

Total Return Swap

							Upfront
							Premiums	Unrealized
			Counter-	Expiration	Notional		Paid	Appreciation
Receive Total Return	Receive	Pay	party	Date	Amount	Value	(Received)	(Depreciation)
U.S. Treasury Inflation Protected Securities 3.000% due 07/15/12 Δ	Cashflow from Underlying Asset	3-Month USD-LIBOR-18 bps	BNP	07/15/12	$4,542,631	$2,723	$-	$2,723

Total Swap Agreements						$382,909	$1,447,174	($1,064,265)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$3,573,440	$3,573,440	$-	$-
	Corporate Bonds & Notes	671,610,966	-	671,610,966	-
	Senior Loan Notes	2,768,819	-	2,768,819	-
	Mortgage-Backed Securities	272,320,750	-	251,424,603	20,896,147
	Asset-Backed Securities	52,287,360	-	48,699,712	3,587,648
	U.S. Government Agency Issue	3,053,657	-	3,053,657	-
	U.S. Treasury Obligations	2,484,354,738	-	2,484,354,738	-
	Foreign Government Bonds & Notes	84,009,371	-	84,009,371	-
	Municipal Bonds	5,493,557	-	5,493,557	-
	Short-Term Investments	1,330,663,825	-	1,330,663,825	-
	Derivatives:
	Credit Contracts
	Swaps	1,126,892	-	1,126,892	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	16,245,355	-	16,245,355	-
	Interest Rate Contracts
	Futures	1,235,532	1,235,532	-	-
	Swaps	1,844,660	-	1,844,660	-

	Total Interest Rate Contracts	3,080,192	1,235,532	1,844,660	-

	Total Assets - Derivatives	20,452,439	1,235,532	19,216,907	-

	Total Assets	4,930,588,922	4,808,972	4,901,296,155	24,483,795

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(2,332,162)	-	(2,332,162)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(10,437,346)	-	(10,437,346)	-
	Interest Rate Contracts
	Written Options	(5,022,976)	-	(4,790,072)	(232,904)
	Swaps	(256,481)	-	(256,481)	-

	Total Interest Rate Contracts	(5,279,457)	-	(5,046,553)	(232,904)

	Total Liabilities - Derivatives	(18,048,965)	-	(17,816,061)	(232,904)

	Total Liabilities	(18,048,965)	-	(17,816,061)	(232,904)

	Total	$4,912,539,957	$4,808,972	$4,883,480,094	$24,250,891

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) for the period ended March 31, 2012:

				Liabilities
				Derivatives
				Interest
				Rate Contracts
	Corporate	Mortgage-Backed	Asset-Backed	Written
	Bonds & Notes	Securities	Securities	Options	Total
Value, Beginning of Period	$5,285,489	$21,644,080	$3,861,361	($542,748)	$30,248,182
Purchases	-	-	-	-	-
Sales (includes paydowns)	(5,235,125)	(753,978)	(363,795)	-	(6,352,898)
Accrued Discounts (Premiums)	(29,742)	-	4,011	-	(25,731)
Net Realized Gains (Losses)	20,105	-	(6,690)	-	13,415
Change in Net Unrealized Appreciation (Depreciation)	(40,727)	6,045	92,761	309,844	367,923
Transfers In	-	-	-	-	-
Transfers Out	-	-	-	-	-

Value, End of Period	$-	$20,896,147	$3,587,648	($232,904)	$24,250,891

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$6,045	$92,761	$309,844	$408,650

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

Additional required information about certain Level 3 fair value measurements of the portfolio as of March 31, 2012 were as follows:

	Value at	Valuation	Unobservable	Range
	3/31/2012	Technique	Input	(Weighted Average)
Mortgage-Backed Securities	$18,686	Benchmark	Security Price Reset	NA (one security)
Asset-Backed Securities	3,587,648	Benchmark	Security Price Reset	92.00-99.75 (94.92)

Significant increases (decreases) in any of the unobservable inputs could result in a significantly higher (lower) fair value measurement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION PROTECTED PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 39.2%

U.S. Treasury Inflation Protected Securities - 39.2%

0.125% due 04/15/16 ∧	$20,534,800	$21,707,522
0.125% due 01/15/22 ∧	15,810,442	16,188,407
0.500% due 04/15/15 ∧	23,007,160	24,412,759
0.750% due 02/15/42 ∧	5,245,585	4,996,011
1.125% due 01/15/21 ∧	1,429,708	1,609,538
1.250% due 07/15/20 ∧	23,360,991	26,682,644
1.375% due 07/15/18 ∧	20,735,835	23,755,491
1.375% due 01/15/20 ∧	26,200,750	30,096,068
1.625% due 01/15/15 ∧	17,803,500	19,408,592
1.625% due 01/15/18 ∧	23,042,340	26,491,502
1.750% due 01/15/28 ∧	25,595,388	30,562,506
1.875% due 07/15/19 ∧	21,228,400	25,233,605
2.000% due 01/15/16 ∧	28,546,500	32,264,225
2.000% due 01/15/26 ∧	16,419,947	20,132,398
2.125% due 01/15/19 ∧	20,056,020	24,007,678
2.125% due 02/15/40 ∧	3,607,012	4,739,841
2.125% due 02/15/41 ∧	18,866,227	24,869,517
2.375% due 01/15/25 ∧	43,740,402	55,656,249
2.375% due 01/15/27 ∧	25,319,439	32,499,880
2.500% due 01/15/29 ∧	22,673,858	29,943,664
2.625% due 07/15/17 ∧	11,186,403	13,455,151
3.375% due 04/15/32 ∧	8,937,670	13,609,694
3.625% due 04/15/28 ∧	21,578,788	31,854,003
3.875% due 04/15/29 ∧	26,469,120	40,799,660

		574,976,605

Total U.S. Treasury Obligations
(Cost $547,731,292)		574,976,605

FOREIGN GOVERNMENT BONDS & NOTES - 28.9%

Canada Government Index-Linked Bond (Canada)
1.500% due 12/01/44 ∧	CAD 5,219,900	6,678,510
4.000% due 12/01/31 ∧	6,605,950	11,270,018
4.250% due 12/01/21 ∧	65,373,150	92,681,162
4.250% due 12/01/26 ∧	6,870,650	10,955,981
Sweden Government Index-Linked Bond (Sweden)
0.000% due 04/01/14 ∧	SEK 71,000,000	13,631,639
1.000% due 04/01/12 ∧	819,000,000	138,621,426
4.000% due 12/01/20 ∧	100,000,000	25,482,179
United Kingdom Gilt Inflation- Linked (United Kingdom)
1.250% due 11/22/55 ∧	GBP 6,192,650	15,185,585
2.500% due 08/16/13 ∧	13,900,000	63,088,674
2.500% due 07/26/16 ∧	3,000,000	16,541,821
2.500% due 04/16/20 ∧	5,000,000	29,282,664

Total Foreign Government Bonds & Notes
(Cost $411,599,545)		423,419,659

SHORT-TERM INVESTMENTS - 31.3%

Foreign Government Issue - 4.8%

International Bank for Reconstruction & Development (Multi-National)
0.035% due 04/02/12	$70,000,000	69,999,932

U.S. Government Agency Issues - 8.0%

Fannie Mae 0.020% due 04/02/12	75,000,000	74,999,959
Freddie Mac 0.051% due 07/05/12	43,000,000	42,994,327

		117,994,286

Repurchase Agreement - 18.5%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $271,562,955; collateralized by Federal Home Loan Bank: 0.360% - 0.420 due 05/16/13 - 06/21/13 and value $175,628,997; and U.S. Treasury Notes: 1.125% due 06/15/13 and value $101,368,800)	271,562,729	271,562,729

Total Short-Term Investments
(Cost $459,556,947)		459,556,947

TOTAL INVESTMENTS - 99.4%
(Cost $1,418,887,784)		1,457,953,211

OTHER ASSETS & LIABILITIES, NET - 0.6%		9,185,549

NET ASSETS - 100.0%		$1,467,138,760

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION PROTECTED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of March 31, 2012 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	CAD	6,637,965	05/12	JPM	($10,477)
Sell	CAD	116,204,309	05/12	UBS	338,214
Buy	GBP	68,844,189	05/12	JPM	2,145,423
Buy	GBP	35,620,836	05/12	UBS	266,329
Sell	GBP	86,411,567	05/12	JPM	(1,471,902)
Sell	GBP	94,606,579	05/12	UBS	(1,698,137)
Buy	SEK	828,192,538	05/12	CSF	814,742
Sell	SEK	1,167,770,826	05/12	CSF	(2,552,231)

Total Forward Foreign Currency Contracts					($2,168,039)

(c)	Swap agreements outstanding as of March 31, 2012 were as follows:

Total Return Swaps

						Upfront
						Premiums
		Counter-	Expiration	Notional		Paid	Unrealized
Receive Total Return	Pay	party	Date	Amount	Value	(Received)	Depreciation
Interest from Barclays U.S. Inflation Linked Bonds	1-Month USD-LIBOR	BRC	07/17/12	$429,423,754	($3,630,816)	$-	($3,630,816)

Total Swap Agreements					($3,630,816)	$-	($3,630,816)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	U.S. Treasury Obligations	$574,976,605	$-	$574,976,605	$-
	Foreign Government Bonds & Notes	423,419,659	-	423,419,659	-
	Short-Term Investments	459,556,947	-	459,556,947	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,564,708	-	3,564,708	-

	Total Assets	1,461,517,919	-	1,461,517,919	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,732,747)	-	(5,732,747)	-
	Interest Rate Contracts
	Swaps	(3,630,816)	-	(3,630,816)	-

	Total Liabilities - Derivatives	(9,363,563)	-	(9,363,563)	-

	Total Liabilities	(9,363,563)	-	(9,363,563)	-

	Total	$1,452,154,356	$-	$1,452,154,356	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.9%

Financials - 0.9%

Wells Fargo & Co 7.500%	50,000	$55,835,000

Total Convertible Preferred Stocks
(Cost $37,049,553)		55,835,000

PREFERRED STOCKS - 0.1%

Financials - 0.1%

Ally Financial Inc ~ Δ	2,000	1,666,313
DG Funding Trust ~ Δ	233	1,744,393

		3,410,706

Total Preferred Stocks
(Cost $3,835,681)		3,410,706

	Principal
	Amount
CORPORATE BONDS & NOTES - 26.5%

Consumer Discretionary - 0.5%

Comcast Corp 7.050% due 03/15/33	$3,000,000	3,672,780
Corporacion GEO SAB de CV (Mexico) 9.250% due 06/30/20 ~	2,600,000	2,775,500
Cox Communications Inc 6.800% due 08/01/28	110,000	121,017
Marks & Spencer PLC (United Kingdom) 6.250% due 12/01/17 ~	10,000,000	11,021,180
The Black & Decker Corp 4.750% due 11/01/14	6,000,000	6,493,692
The Home Depot Inc 5.400% due 03/01/16	5,000,000	5,774,115
Yum! Brands Inc 6.250% due 03/15/18	3,200,000	3,815,971

		33,674,255

Consumer Staples - 1.1%

Kraft Foods Inc
6.125% due 02/01/18	20,300,000	24,384,583
6.500% due 08/11/17	5,000,000	6,037,215
6.875% due 02/01/38	2,600,000	3,267,389
Reynolds American Inc 7.625% due 06/01/16	4,100,000	4,924,432
Reynolds Group Issuer Inc 6.875% due 02/15/21 ~	8,000,000	8,320,000
The Clorox Co 5.950% due 10/15/17	5,000,000	5,815,085
The Kroger Co 5.500% due 02/01/13	2,900,000	3,015,829
Wal-Mart Stores Inc 5.800% due 02/15/18	7,200,000	8,767,980

		64,532,513

Energy - 2.7%

Cameron International Corp 1.414% due 06/02/14 §	6,100,000	6,112,176
Gaz Capital SA (Luxembourg)
5.875% due 06/01/15 ~	EUR 1,800,000	2,589,711
8.146% due 04/11/18 ~	$10,800,000	12,715,164
Indian Oil Corp Ltd (India) 4.750% due 01/22/15 ~	2,500,000	2,560,417
NGPL PipeCo LLC 7.119% due 12/15/17 ~	18,800,000	17,146,465
Novatek Finance Ltd (Ireland) 5.326% due 02/03/16 ~	2,000,000	2,112,900
Odebrecht Drilling VIII/IX Ltd (Cayman) 6.350% due 06/30/21 ~	4,312,000	4,613,840
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	17,400,000	18,815,647
5.875% due 03/01/18	11,600,000	13,065,950
7.875% due 03/15/19	2,100,000	2,600,774
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	8,600,000	9,524,500
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar)
4.500% due 09/30/12 ~ Δ	1,900,000	1,927,550
6.332% due 09/30/27 ~ Δ	2,600,000	2,923,653
6.750% due 09/30/19 ~	2,600,000	3,074,500
Reliance Holdings USA Inc 4.500% due 10/19/20 ~ Δ	4,000,000	3,862,792
Statoil ASA (Norway) 7.150% due 01/15/29	1,000,000	1,339,699
Suncor Energy Inc (Canada) 6.100% due 06/01/18	36,800,000	44,265,432
The Williams Cos Inc 7.500% due 01/15/31	433,000	519,898
TNK-BP Finance SA (Luxembourg)
7.250% due 02/02/20 ~	1,400,000	1,627,500
7.500% due 07/18/16 ~	400,000	453,000
7.875% due 03/13/18 ~	4,700,000	5,499,000
Transneft (Ireland) 8.700% due 08/07/18 ~	2,800,000	3,454,500
Transocean Inc (Cayman)
4.950% due 11/15/15	6,400,000	6,848,922
7.500% due 04/15/31	1,000,000	1,135,671

		168,789,661

Financials - 19.4%

Abbey National Treasury Services PLC (United Kingdom) 2.137% due 04/25/14 §	9,000,000	8,740,638
Allstate Life Global Funding Trusts 5.375% due 04/30/13	12,018,000	12,625,354
Ally Financial Inc
3.710% due 02/11/14 §	29,200,000	28,909,168
3.874% due 06/20/14 §	9,500,000	9,311,520
4.500% due 02/11/14	9,600,000	9,636,000
5.500% due 02/15/17	9,200,000	9,218,722
7.500% due 09/15/20	2,900,000	3,142,875
American Express Bank FSB 5.500% due 04/16/13	17,800,000	18,638,309
American Express Centurion Bank 6.000% due 09/13/17	33,000,000	38,654,814
American International Group Inc
5.050% due 10/01/15	7,200,000	7,677,180
5.450% due 05/18/17	4,400,000	4,739,720
5.600% due 10/18/16	6,820,000	7,391,107
5.850% due 01/16/18	23,900,000	26,049,112
8.000% due 05/22/68 § ~	EUR 5,600,000	7,293,203
American Tower Corp 7.000% due 10/15/17	$132,000	153,949
Australia & New Zealand Banking Group Ltd (Australia) 2.125% due 01/10/14 ~	5,400,000	5,467,370
Banco do Brasil SA (Brazil) 4.500% due 01/22/15 ~	2,000,000	2,108,000
Banco Santander Brazil SA (Brazil)
2.574% due 03/18/14 § ~	13,000,000	12,770,433
4.250% due 01/14/16 ~	6,300,000	6,331,500
4.500% due 04/06/15 ~	1,000,000	1,022,500
Bank of America Corp
0.833% due 08/15/16 §	2,800,000	2,383,895
1.973% due 01/30/14 §	23,600,000	23,183,035

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value

4.500% due 04/01/15	$5,900,000	$6,115,273
5.650% due 05/01/18	25,300,000	27,035,631
6.000% due 09/01/17	1,480,000	1,613,453
Bank of China Ltd (Hong Kong) 5.550% due 02/11/20 ~	1,700,000	1,787,640
Bank of India (India)
4.750% due 09/30/15 ~	4,800,000	4,912,008
6.250% due 02/16/21 ~	7,000,000	7,029,435
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	4,200,000	4,429,803
Bank of Nova Scotia (Canada)
0.770% due 08/09/12	5,400,000	5,403,488
1.650% due 10/29/15 ~	4,200,000	4,270,825
1.950% due 01/30/17 ~	600,000	607,253
Banque PSA Finance SA (France) 2.368% due 04/04/14 § ~	9,300,000	8,982,107
Barclays Bank PLC (United Kingdom)
2.375% due 01/13/14	2,000,000	2,015,184
5.450% due 09/12/12	23,200,000	23,637,413
10.179% due 06/12/21 ~	19,520,000	23,151,891
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	1,200,000	1,257,000
BNP Paribas SA (France) 1.482% due 01/10/14 §	16,200,000	15,873,084
BPCE SA (France) 2.375% due 10/04/13 ~	1,700,000	1,672,426
CCCA LLC 7.900% due 10/15/12 ~	200,000	203,145
CIT Group Inc 5.250% due 04/01/14 ~	1,700,000	1,744,625
CitiFinancial Inc 6.625% due 06/01/15	4,000,000	4,249,648
Citigroup Capital XXI 8.300% due 12/21/77 §	62,050,000	62,794,600
Citigroup Inc
0.745% due 06/09/16 §	15,900,000	13,968,452
5.500% due 04/11/13	10,200,000	10,587,263
5.875% due 05/29/37	1,800,000	1,849,219
8.500% due 05/22/19	11,500,000	14,193,852
CNA Financial Corp 5.850% due 12/15/14	9,000,000	9,706,212
Credit Suisse NY (Switzerland) 2.200% due 01/14/14	3,700,000	3,737,611
Daimler Finance North America LLC 6.500% due 11/15/13	6,500,000	7,081,054
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	2,000,000	2,097,868
Export-Import Bank of Korea (South Korea)
4.000% due 01/29/21	1,900,000	1,878,479
5.125% due 06/29/20	6,800,000	7,320,030
Ford Motor Credit Co LLC
7.000% due 10/01/13	700,000	748,100
7.000% due 04/15/15	500,000	547,430
8.000% due 12/15/16	500,000	580,837
12.000% due 05/15/15	3,300,000	4,100,250
General Electric Capital Corp
5.875% due 01/14/38	12,300,000	13,528,044
6.875% due 01/10/39	6,900,000	8,525,709
GMAC International Finance BV (Netherlands)
7.500% due 04/21/15	EUR 13,000,000	17,858,238
Goldman Sachs Capital II 5.793% due 06/01/43 §	$13,500,000	9,331,875
HSBC Bank PLC (United Kingdom) 2.000% due 01/19/14 ~	3,900,000	3,915,916
HSBC Holdings PLC (United Kingdom) 6.500% due 09/15/37	8,500,000	9,544,403
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	26,700,000	26,692,604
ING Bank NV (Netherlands) 2.500% due 01/14/16 ~	2,500,000	2,541,085
Intesa Sanpaolo SPA (Italy) 2.892% due 02/24/14 § ~	9,100,000	8,880,917
JPMorgan Chase & Co
1.067% due 09/26/13 §	EUR 9,800,000	13,028,942
3.150% due 07/05/16	$28,685,000	29,593,827
7.900% § ±	3,615,000	3,974,049
Lehman Brothers Holdings Inc
5.625% due 01/24/13 Ψ	22,300,000	6,690,000
6.750% due 12/28/17 Ψ	17,000,000	5,950
Lloyds TSB Bank PLC (United Kingdom)
4.875% due 01/21/16	4,800,000	4,980,254
12.000% § ± ~	5,400,000	5,655,166
Marsh & McLennan Cos Inc 5.750% due 09/15/15	910,000	1,021,466
Merrill Lynch & Co Inc
6.050% due 08/15/12	500,000	508,731
6.875% due 04/25/18	26,100,000	29,044,393
MetLife Institutional Funding II 1.368% due 04/04/14 § ~	24,800,000	24,902,846
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	600,000	627,330
National Australia Bank Ltd (Australia) 5.350% due 06/12/13 ~	6,700,000	7,047,013
National Bank of Canada (Canada) 2.200% due 10/19/16 ~	600,000	616,867
New York Life Global Funding 4.650% due 05/09/13 ~	1,510,000	1,574,101
Nordea Bank AB (Sweden) 4.875% due 01/27/20 ~	22,500,000	23,920,560
Nykredit Realkredit AS (Denmark)
2.092% due 04/01/38 §	DKK 30,477,607	5,399,608
2.092% due 10/01/38 §	33,989,819	6,009,671
Principal Life Income Funding Trusts 5.300% due 04/24/13	$3,800,000	3,970,707
Prudential Financial Inc 6.100% due 06/15/17	5,000,000	5,779,055
Realkredit Danmark AS (Denmark)
2.080% due 01/01/38 §	DKK 176,125,283	31,030,039
Santander Finance Preferred SA Unipersonal (Spain)
11.300% § ±	GBP 7,500,000	11,996,257
Sberbank (Luxembourg)
4.950% due 02/07/17 ~ Δ	$3,400,000	3,468,000
5.400% due 03/24/17 ~	4,400,000	4,560,600
6.125% due 02/07/22 ~ Δ	2,700,000	2,784,375
SLM Corp
0.860% due 01/27/14 §	9,200,000	8,791,189
4.875% due 12/17/12	GBP 2,015,000	3,204,456
5.000% due 10/01/13	$1,250,000	1,281,250
5.125% due 08/27/12	200,000	201,516
5.375% due 01/15/13	770,000	785,544
5.375% due 05/15/14	500,000	516,559
8.450% due 06/15/18	300,000	336,000
Springleaf Finance Corp 6.900% due 12/15/17	5,000,000	3,925,000
State Bank of India (India) 4.500% due 07/27/15 ~	8,100,000	8,383,565
Sumitomo Mitsui Banking Corp (Japan) 1.950% due 01/14/14 ~	2,400,000	2,423,978
Temasek Financial I Ltd (Singapore) 4.300% due 10/25/19 ~	4,000,000	4,362,780
The Bear Stearns Cos Inc
6.400% due 10/02/17	19,100,000	22,259,694
7.250% due 02/01/18	13,000,000	15,691,000
The Dai-ichi Life Insurance Co Ltd (Japan) 7.250% § ± ~	4,700,000	4,871,071
The Goldman Sachs Group Inc
1.376% due 05/23/16 §	EUR 2,800,000	3,402,412
5.375% due 03/15/20	$205,000	208,666

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
6.250% due 09/01/17	$37,000,000	$40,592,737
6.750% due 10/01/37	16,700,000	16,324,901
The Royal Bank of Scotland Group PLC (United Kingdom)
3.950% due 09/21/15	6,600,000	6,678,599
4.875% due 08/25/14 ~	1,100,000	1,143,687
6.990% § ± ~	3,000,000	2,460,000
7.640% § ±	16,000,000	11,040,000
UBS AG (Switzerland)
1.553% due 01/28/14 §	1,300,000	1,295,650
5.875% due 12/20/17	24,700,000	27,411,813
Volkswagen International Finance NV (Netherlands) 0.918% due 10/01/12 § ~	21,000,000	21,022,995
Wachovia Bank NA
0.804% due 03/15/16 §	9,300,000	8,798,302
0.917% due 11/03/14 §	21,500,000	20,962,242
5.000% due 08/15/15	6,000,000	6,474,642
Wells Fargo & Co 7.980% § ±	58,900,000	64,421,875
Westpac Banking Corp (Australia) 1.200% due 03/31/14 § ~	17,100,000	17,093,280

		1,188,004,994

Health Care - 0.1%

UnitedHealth Group Inc
6.875% due 02/15/38	2,700,000	3,544,600

Industrials - 0.8%

CSX Corp 5.600% due 05/01/17	5,000,000	5,764,760
ERAC USA Finance LLC 6.375% due 10/15/17 ~	5,000,000	5,743,595
International Lease Finance Corp
5.300% due 05/01/12	10,000,000	10,058,800
5.750% due 05/15/16	1,500,000	1,499,403
6.375% due 03/25/13	4,500,000	4,646,250
Masco Corp 6.125% due 10/03/16	10,000,000	10,579,090
Noble Group Ltd (Bermuda) 6.750% due 01/29/20 ~	8,400,000	8,358,000
United Air Lines Inc
9.350% due 04/07/16 Ψ Δ	66,273	13,586
9.560% due 10/19/18 Ψ Δ	738,025	178,971
10.850% due 02/19/15 Ψ Δ	589,625	241,747

		47,084,202

Information Technology - 0.4%

Hewlett-Packard Co
0.772% due 05/24/13 §	25,500,000	25,450,963

Materials - 0.6%

Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	4,000,000	4,207,200
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	4,200,000	4,795,560
Gerdau Holdings Inc 7.000% due 01/20/20 ~	10,400,000	12,034,880
Gerdau Trade Inc (United Kingdom) 5.750% due 01/30/21 ~	1,200,000	1,277,160
Rio Tinto Alcan Inc (Canada) 5.000% due 06/01/15	2,500,000	2,770,430
Rohm & Haas Co 6.000% due 09/15/17	10,000,000	11,523,150
Sealed Air Corp 5.625% due 07/15/13 ~	2,100,000	2,167,647
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	700,000	810,029
Xstrata Canada Corp (Canada)
5.375% due 06/01/15	60,000	65,528
6.000% due 10/15/15	107,000	118,126

		39,769,710

Telecommunication Services - 0.6%

AT&T Inc 6.300% due 01/15/38	6,800,000	7,996,379
BellSouth Corp 5.200% due 09/15/14	9,100,000	10,020,019
Embarq Corp 6.738% due 06/01/13	185,000	198,252
Qtel International Finance Ltd (Bermuda)
3.375% due 10/14/16 ~	300,000	305,550
4.750% due 02/16/21 ~	600,000	623,280
5.000% due 10/19/25 ~	7,000,000	7,122,500
U.S. West Communications Inc 6.875% due 09/15/33	1,386,000	1,379,070
Verizon Communications Inc 5.550% due 02/15/16	8,000,000	9,194,840

		36,839,890

Utilities - 0.3%

Centrais Eletricas Brasileiras SA (Brazil) 6.875% due 07/30/19 ~	6,900,000	8,202,720
ENN Energy Holdings Ltd (Cayman) 6.000% due 05/13/21 ~	1,100,000	1,058,085
Korea Hydro & Nuclear Power Co Ltd (South Korea) 6.250% due 06/17/14 ~	900,000	976,567
Majapahit Holding BV (Netherlands) 7.750% due 10/17/16 ~	2,800,000	3,251,500
Progress Energy Inc 6.850% due 04/15/12	20,000	20,038
TECO Finance Inc 6.750% due 05/01/15	5,600,000	6,212,091
The Tokyo Electric Power Co Inc (Japan)
1.500% due 05/30/14	JPY 8,000,000	87,349
1.850% due 07/28/14	36,000,000	392,958

		20,201,308

Total Corporate Bonds & Notes
(Cost $1,543,207,559)		1,627,892,096

SENIOR LOAN NOTES - 0.3%

Consumer Discretionary - 0.0%

Yell Group PLC Term B1 (United Kingdom)
3.991% due 07/31/14 § Δ	$5,494,748	1,769,309

Financials - 0.3%

Springleaf Financial Funding Co
5.500% due 05/10/17 §	16,800,000	15,508,500

Total Senior Loan Notes
(Cost $22,220,615)		17,277,809

MORTGAGE-BACKED SECURITIES - 56.3%

Collateralized Mortgage Obligations - Commercial - 3.1%

Bank of America Large Loan Inc 1.992% due 11/15/15 " § ~	4,443,894	4,158,334
Banc of America Merrill Lynch Commercial Mortgage Inc 5.451% due 01/15/49 "	290,000	328,021

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
BCRR Trust 5.858% due 07/17/40 " § ~	$16,400,000	$18,752,383
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/44 "	900,000	972,761
5.471% due 01/12/45 " §	1,300,000	1,479,157
5.700% due 06/11/50 "	6,900,000	7,917,698
7.000% due 05/20/30 " §	180,389	182,217
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.322% due 12/11/49 "	235,000	257,969
Commercial Mortgage Pass-Through Certificates 5.306% due 12/10/46 "	2,400,000	2,698,260
Credit Suisse Mortgage Capital Certificates
0.472% due 10/15/21 " § ~	22,541,862	21,236,948
5.467% due 09/15/39 "	35,300,000	39,079,430
5.663% due 03/15/39 " §	400,000	440,368
European Loan Conduit (Ireland)
1.207% due 05/15/19 " § ~	EUR 580,312	677,217
GMAC Commercial Mortgage Securities Inc (IO) 0.891% due 05/15/35 " § Δ	$1,140,265	31,219
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	200,000	216,945
5.444% due 03/10/39 "	18,200,000	20,100,635
JPMorgan Chase Commercial Mortgage Securities Corp 5.734% due 02/12/49 " §	5,660,000	6,395,636
LB-UBS Commercial Mortgage Trust
5.318% due 02/15/40 "	55,699	55,695
5.866% due 09/15/45 " §	1,600,000	1,820,764
Lehman Large Loan (IO) 0.831% due 10/12/34 " § Δ	1,713,368	394
Merrill Lynch Floating Trust 0.780% due 07/09/21 " § ~	13,597,197	13,071,162
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	7,600,000	8,341,722
Morgan Stanley Capital I
5.731% due 07/12/44 " §	6,300,000	7,174,916
5.809% due 12/12/49 "	300,000	345,230
Morgan Stanley Reremic Trust 5.787% due 08/12/45 " § ~	700,000	792,948
Mortgage Capital Funding Inc (IO) 1.473% due 11/20/27 " § Δ	949	-
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/20 " § ~	14,795,842	14,012,446
5.342% due 12/15/43 "	16,200,000	17,552,449
5.678% due 05/15/46 "	215,000	244,927

		188,337,851

Collateralized Mortgage Obligations - Residential - 4.2%

Adjustable Rate Mortgage Trust
2.872% due 05/25/35 " §	289,966	286,569
2.876% due 09/25/35 " §	2,618,385	2,120,326
Arran Residential Mortgages Funding PLC (United Kingdom)
2.251% due 05/16/47 " § ~	EUR 1,427,412	1,908,428
2.451% due 05/16/47 " § ~	9,300,000	12,440,456
Banc of America Funding Corp
2.653% due 02/20/36 " §	$4,770,555	4,362,491
2.667% due 05/25/35 " §	6,709,134	6,732,066
5.741% due 01/20/47 " §	621,832	384,919
Banc of America Funding Corp (IO) 4.608% due 01/25/36 " § Δ	6,229,294	970,624
Banc of America Mortgage Securities Inc 5.000% due 05/25/34 "	11,577	11,555
BCAP LLC Trust
0.412% due 01/25/37 " §	3,825,995	1,982,516
5.250% due 02/26/36 " ~	6,327,795	6,387,349
5.250% due 08/26/37 " ~	15,600,000	15,288,000
5.564% due 03/26/37 " § ~	1,000,000	753,000
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/35 " §	55,406	53,762
2.250% due 08/25/35 " §	1,861,445	1,720,998
2.400% due 10/25/35 " §	1,383,414	1,199,776
2.570% due 03/25/35 " §	7,412,357	7,211,786
2.614% due 08/25/33 " §	6,265,526	6,275,989
2.625% due 04/25/33 " §	20,960	20,079
2.814% due 01/25/35 " §	1,101,859	978,375
2.926% due 02/25/34 " §	919,195	852,932
Bear Stearns Alt-A Trust
1.082% due 11/25/34 " §	1,156,444	960,898
2.555% due 01/25/36 " §	4,817,364	2,474,015
2.809% due 05/25/35 " §	4,768,039	3,787,840
2.826% due 09/25/35 " §	7,532,858	5,019,181
2.863% due 11/25/36 " §	5,351,859	2,932,888
Bear Stearns Structured Products Inc
2.749% due 01/26/36 " §	2,594,764	1,530,250
2.845% due 12/26/46 " §	1,770,507	1,008,998
Citigroup Mortgage Loan Trust Inc
2.450% due 09/25/35 " §	2,266,322	1,996,434
2.530% due 10/25/35 " §	232,688	193,673
2.682% due 08/25/35 " §	2,264,128	1,430,258
Countrywide Alternative Loan Trust 0.522% due 02/25/37 " §	346,088	189,415
Countrywide Alternative Loan Trust (IO) 4.758% due 05/25/35 " § Δ	11,420,476	1,547,037
Countrywide Home Loan Mortgage Pass-Through Trust
0.562% due 03/25/35 " §	2,561,627	1,600,277
0.582% due 06/25/35 " § ~	8,949,676	7,655,982
2.595% due 02/20/36 " §	2,910,377	2,143,957
2.798% due 08/25/34 " §	474,053	354,672
2.950% due 05/20/34 " §	3,234,118	2,907,945
Credit Suisse First Boston Mortgage Securities Corp 0.929% due 03/25/32 " § ~	482,628	369,384
Downey Savings & Loan Association Mortgage Loan Trust 2.455% due 07/19/44 " §	1,860,846	1,492,226
Fannie Mae
0.302% due 07/25/37 " §	782,079	753,207
0.642% due 04/18/28 " §	232,329	233,403
0.692% due 10/18/30 " §	1,674	1,683
0.742% due 03/25/17 " §	55,880	56,298
0.842% due 05/25/40 " §	10,070,482	10,093,262
5.000% due 03/25/21 "	87,114	92,851
6.495% due 10/25/42 " §	2,128,092	2,390,295
Fannie Mae (IO) 6.458% due 10/25/35 " § Δ	21,814	3,575
First Horizon Alternative Mortgage Securities
2.378% due 06/25/34 " §	9,772,712	8,629,784
2.583% due 09/25/35 " §	205,439	138,679
2.614% due 03/25/35 " §	1,879,345	1,292,929
6.000% due 01/25/35 "	217,442	208,417
First Horizon Asset Securities Inc 2.731% due 08/25/35 " §	429,265	352,630
Freddie Mac
0.592% due 12/15/29 " §	34,408	34,493
3.500% due 07/15/32 "	145,755	151,330
7.000% due 09/15/21 "	57,965	66,203
7.500% due 01/15/23 - 09/20/26 "	1,687,523	1,970,915
Freddie Mac Structured Pass-Through Securities
1.355% due 10/25/44 " §	3,114,227	3,115,267
1.562% due 07/25/44 " §	16,316,105	16,603,180
Government National Mortgage Association 7.000% due 02/16/29 "	224,250	248,186
Greenpoint Mortgage Funding Trust 0.512% due 11/25/45 " §	93,363	57,853
Greenpoint Mortgage Pass-Through Certificates 3.103% due 10/25/33 " §	1,322,069	1,163,466

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
GSR Mortgage Loan Trust 2.659% due 09/25/35 " §	$216,359	$210,955
Harborview Mortgage Loan Trust
0.982% due 02/19/34 " §	57,150	51,274
2.959% due 07/19/35 " §	1,897,876	1,564,388
Holmes Master Issuer PLC (United Kingdom)
2.581% due 10/15/54 " § ~	EUR 4,900,000	6,565,595
Impac CMB Trust 0.782% due 05/25/35 " §	$217,295	163,938
Imperial Savings Association 7.033% due 02/25/18 " §	999	1,012
IndyMac ARM Trust 1.785% due 01/25/32 " §	43,730	34,803
IndyMac Index Mortgage Loan Trust 2.574% due 12/25/34 " §	264,411	203,632
JPMorgan Mortgage Trust
5.015% due 02/25/35 " §	921,817	929,453
5.750% due 01/25/36 "	456,726	428,999
MASTR Adjustable Rate Mortgages Trust 2.634% due 04/21/34 " §	165,378	168,255
MASTR Alternative Loans Trust 0.642% due 03/25/36 " § Ψ	995,999	187,760
MASTR Asset Securitization Trust 5.500% due 09/25/33 "	94,333	98,409
Merrill Lynch Mortgage Investors Inc
0.452% due 02/25/36 " §	1,276,948	929,253
2.644% due 06/25/35 " §	222,744	194,533
MLCC Mortgage Investors Inc
0.492% due 11/25/35 " §	225,482	186,459
1.244% due 10/25/35 " §	489,920	423,801
2.235% due 12/25/34 " §	613,174	615,715
2.420% due 10/25/35 " §	1,719,013	1,543,834
PHH Alternative Mortgage Trust 0.402% due 02/25/37 " §	35,992,144	22,309,874
Provident Funding Mortgage Loan Trust 2.628% due 04/25/34 " §	13,921	13,632
Residential Accredit Loans Inc
0.422% due 06/25/46 " §	2,586,719	1,040,488
0.452% due 04/25/46 " §	258,594	107,872
5.750% due 01/25/33 "	105,198	109,120
6.000% due 06/25/36 "	10,246,993	6,794,838
Residential Asset Securitization Trust 0.642% due 01/25/46 " §	2,443,624	1,031,338
Residential Asset Securitization Trust (IO) 4.708% due 11/25/35 " § Δ	8,878,759	1,285,868
Residential Funding Mortgage Securities I Inc 3.110% due 09/25/35 " §	1,476,930	1,039,179
Sequoia Mortgage Trust 0.592% due 07/20/33 " §	2,363,517	2,211,250
Structured Adjustable Rate Mortgage Loan Trust
2.669% due 01/25/35 " §	1,151,153	939,606
2.697% due 08/25/35 " §	344,807	274,653
Structured Asset Mortgage Investments Inc
0.452% due 05/25/46 " §	2,095,844	1,030,106
0.462% due 05/25/36 " §	1,645,252	836,221
0.472% due 05/25/45 " §	549,733	344,929
0.492% due 07/19/35 " §	1,650,200	1,424,755
0.522% due 02/25/36 " §	2,126,323	1,191,606
0.822% due 07/19/34 " §	58,602	53,081
0.902% due 09/19/32 " §	243,399	222,224
1.082% due 10/19/33 " §	6,957	5,392
SunTrust Alternative Loan Trust (IO) 4.858% due 12/25/35 " § Δ	22,340,296	3,516,644
Washington Mutual Alternative Mortgage Pass-Through Certificates (IO)
4.608% due 11/25/35 " § Δ	40,436,250	6,283,850
4.708% due 11/25/35 " § Δ	11,198,520	1,386,220
Washington Mutual Mortgage Pass-Through Certificates
0.512% due 12/25/45 " §	138,600	113,999
0.532% due 10/25/45 " §	146,776	118,027
0.552% due 01/25/45 " §	1,760,424	1,468,082
0.562% due 01/25/45 " §	103,855	87,455
1.559% due 08/25/42 " §	96,638	78,850
2.474% due 02/27/34 " §	1,764,824	1,745,854
Washington Mutual MSC Mortgage Pass-Through Certificates
2.150% due 02/25/33 " §	7,301	6,420
2.448% due 02/25/33 " §	81,309	75,910
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 02/25/35 " §	117,357	110,232
2.631% due 03/25/36 " §	15,604,073	13,561,976
2.639% due 12/25/34 " §	1,220,773	1,220,043
2.648% due 01/25/35 " §	2,019,213	1,912,213
2.665% due 10/25/33 " §	296,337	293,842
2.668% due 03/25/36 " §	408,826	349,896
2.695% due 04/25/36 " §	3,412,792	2,783,728
5.500% due 12/25/35 "	6,983,650	7,054,321
5.612% due 04/25/36 " §	1,785,516	797,504

		258,928,398

Fannie Mae - 46.5%

1.382% due 08/01/42 - 10/01/44 " §	2,760,129	2,779,543
1.820% due 02/01/33 " §	679,958	699,972
2.050% due 02/01/33 " §	19,503	20,435
2.111% due 07/01/35 " §	4,942,696	5,201,787
2.115% due 09/01/33 " §	94,169	99,741
2.123% due 09/01/35 " §	712,734	752,141
2.132% due 07/01/33 " §	79,436	84,198
2.150% due 01/01/34 " §	28,057	29,579
2.195% due 01/01/25 " §	86,926	88,124
2.199% due 08/01/35 " §	1,121,691	1,178,697
2.220% due 04/01/35 " §	2,733,069	2,869,897
2.225% due 12/01/34 " §	3,532,917	3,727,792
2.242% due 03/01/34 " §	39,013	40,822
2.274% due 01/01/23 " §	148,433	156,309
2.294% due 12/01/22 " §	31,865	33,643
2.325% due 11/01/23 " §	95	96
2.332% due 08/01/36 " §	1,151,265	1,219,806
2.339% due 04/01/27 " §	36,207	36,316
2.342% due 11/01/34 " §	33,303	35,419
2.468% due 03/01/33 " §	853,311	870,836
2.497% due 11/01/34 " §	10,468,456	11,164,432
2.764% due 06/01/34 " §	31,046	32,711
2.800% due 03/01/33 " §	37,174	39,579
3.000% due 05/01/27 "	57,000,000	58,897,031
3.330% due 11/01/21 "	397,799	424,920
3.500% due 08/01/26 - 05/01/42 "	253,266,939	260,680,977
3.599% due 05/01/36 " §	101,347	103,284
3.701% due 05/01/36 " §	93,361	94,457
3.784% due 05/01/36 " §	3,048,628	3,214,116
4.000% due 07/01/18 - 05/01/42 "	878,710,701	921,532,182
4.500% due 08/01/22 - 05/01/42 "	638,224,771	678,926,154
4.614% due 07/01/33 " §	60,220	64,408
4.668% due 09/01/34 " §	1,243,687	1,336,873
4.803% due 04/01/34 " §	445,031	476,822
4.974% due 09/01/35 " §	800,121	854,018
5.000% due 02/01/34 - 05/01/38 "	123,265,129	133,365,681
5.104% due 12/01/34 " §	37,256	39,898
5.210% due 08/01/34 " §	31,734	34,070
5.359% due 01/01/36 " §	622,632	670,203
5.500% due 08/01/18 - 05/01/42 "	499,240,805	544,200,982
6.000% due 04/01/16 - 06/01/41 "	191,383,756	211,321,987
6.500% due 01/01/13 - 09/01/37 "	5,542,447	6,225,348
7.500% due 01/01/33 "	74,266	88,621
8.000% due 05/01/30 - 08/01/30 "	16,778	18,072
8.500% due 07/01/32 "	5,140	6,277

		2,853,738,256

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	$214,750	$210,943
7.430% due 10/01/20 - 11/01/22 "	124,236	122,634

		333,577

Freddie Mac - 2.3%

2.095% due 09/01/35 " §	738,925	781,068
2.262% due 01/01/28 " §	25,737	27,048
2.453% due 05/01/32 " §	26,463	26,843
2.484% due 07/01/32 " §	37,695	38,151
2.486% due 05/01/23 " §	5,920	5,966
2.493% due 03/01/32 " §	287,379	302,709
2.499% due 03/01/32 " §	124,518	129,691
4.500% due 02/01/39 - 04/01/42 "	92,571,919	98,242,525
4.902% due 06/01/17 " §	3,718	3,756
5.500% due 03/01/23 - 05/01/40 "	34,876,949	38,178,763
6.000% due 03/03/18 - 10/01/22 "	1,574,271	1,736,683
6.500% due 01/01/15 - 05/01/17 "	998,878	1,085,794
7.000% due 10/01/37 "	463,907	530,448

		141,089,445

Government National Mortgage Association - 0.2%

1.625% due 12/20/22 - 12/20/32 " §	2,343,570	2,424,248
1.750% due 03/20/32 " §	75,836	78,540
2.000% due 10/20/24 - 01/20/33 " §	452,716	467,859
2.125% due 09/20/22 - 07/20/24 " §	96,103	99,549
2.250% due 03/20/28 - 03/20/29 " §	34,465	35,622
2.375% due 05/20/22 - 06/20/32 " §	3,622,171	3,755,538
2.500% due 11/20/24 - 03/20/33 " §	463,388	482,846
2.750% due 03/20/29 " §	44,506	46,453
3.000% due 08/20/20 " §	78,139	81,576
3.500% due 10/20/40 - 04/01/42 "	2,024,079	2,112,324
6.000% due 02/15/38 - 03/15/39 "	311,129	351,976
6.500% due 11/15/38 "	218,668	254,981
7.500% due 02/15/31 - 12/15/31 "	92,294	108,352
8.000% due 12/15/29 - 08/15/32 "	640,967	750,578
8.500% due 09/15/16 - 12/15/30 "	743,289	806,000
9.000% due 02/15/17 - 04/15/20 "	16,118	18,909
10.000% due 05/15/19 - 02/15/25 "	13,945	16,121

		11,891,472

Total Mortgage-Backed Securities
(Cost $3,433,379,175)		3,454,318,999

ASSET-BACKED SECURITIES - 2.1%

Access Group Inc 1.860% due 10/27/25 " §	21,318,049	21,343,868
Aurum 2002 - 1A Ltd CLO (Cayman) 1.267% due 04/15/14 " § ~	1,405,059	1,404,496
Citibank Omni Master Trust
2.342% due 05/16/16 " § ~	55,935,000	56,075,604
2.992% due 08/15/18 " § ~	15,500,000	16,335,183
Countrywide Asset-Backed Certificates 0.982% due 02/25/33 " §	5,574	5,416
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	82,810	80,894
GE-WMC Mortgage Securities LLC 0.282% due 08/25/36 " §	2,189	640
Hillmark Funding CDO (Cayman) 0.743% due 05/21/21 " § ~	18,700,000	17,720,587
IMC Home Equity Loan Trust 6.340% due 08/20/29 " §	17,892	17,548
Long Beach Mortgage Loan Trust 0.802% due 10/25/34 " §	17,007	13,714
Mid-State Trust
7.340% due 07/01/35 "	1,442,677	1,503,803
7.791% due 03/15/38 "	596,130	565,584
8.330% due 04/01/30 "	2,073,853	2,088,310
Penta SA CLO (Luxembourg)
1.917% due 06/04/24 " § ~	EUR 1,742,953	2,087,961
Renaissance Home Equity Loan Trust 0.682% due 08/25/33 " §	$532,268	441,874
Santander Drive Auto Receivables Trust 0.950% due 08/15/13 "	40,421	40,429
Saxon Asset Securities Trust 0.762% due 08/25/32 " §	554	550
SLC Student Loan Trust 4.750% due 06/15/33 " § ~	5,174,396	5,027,023
SLM Student Loan Trust 1.010% due 01/25/17 " §	4,000,000	4,004,289
Small Business Administration 4.754% due 08/10/14 "	871,679	921,703
Structured Asset Securities Corp 0.822% due 01/25/33 " §	29,512	24,835

Total Asset-Backed Securities
(Cost $130,365,106)		129,704,311

U.S. GOVERNMENT AGENCY ISSUES - 2.5%

Fannie Mae
0.375% due 03/16/15	6,400,000	6,356,736
1.125% due 04/27/17	18,000,000	17,901,234
1.250% due 01/30/17	20,900,000	20,965,354
1.375% due 11/15/16	100,000	101,251
4.375% due 10/15/15	12,000,000	13,525,488
5.000% due 02/13/17	700,000	824,382
5.000% due 05/11/17	1,600,000	1,893,552
5.250% due 09/15/16	700,000	829,478
5.375% due 07/15/16	2,800,000	3,311,526
5.375% due 06/12/17	2,600,000	3,132,849
Freddie Mac
1.000% due 03/08/17	41,300,000	40,756,368
1.250% due 05/12/17	6,800,000	6,795,845
2.000% due 08/25/16	12,200,000	12,691,050
2.375% due 01/13/22	2,500,000	2,458,455
2.500% due 05/27/16	3,700,000	3,932,301
4.875% due 06/13/18	3,600,000	4,298,029
5.250% due 04/18/16	9,000,000	10,531,458
5.500% due 08/23/17	600,000	730,705
Small Business Administration Participation Certificates 6.120% due 09/01/21	893,729	989,088

Total U.S. Government Agency Issues
(Cost $152,347,536)		152,025,149

U.S. TREASURY OBLIGATIONS - 26.3%

U.S. Treasury Inflation Protected Securities - 4.2%

0.125% due 04/15/16 ∧ ‡	4,928,352	5,209,805
0.125% due 01/15/22 ∧	9,112,012	9,329,844
0.625% due 07/15/21 ∧	6,435,456	6,963,363
1.125% due 01/15/21 ∧ ‡	41,958,810	47,236,431
1.250% due 07/15/20 ∧	10,391,900	11,869,504
1.750% due 01/15/28 ∧	37,430,280	44,694,112
2.000% due 01/15/26 ∧	26,605,338	32,620,645
2.125% due 02/15/40 ∧	9,856,370	12,951,891
2.375% due 01/15/25 ∧ ‡	12,985,056	16,522,471
2.375% due 01/15/27 ∧	8,878,099	11,395,875
2.500% due 01/15/29 ∧ ‡	24,172,782	31,923,180
3.625% due 04/15/28 ∧	10,789,394	15,927,001
3.875% due 04/15/29 ∧	9,098,760	14,024,883

		260,669,005

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
U.S. Treasury Notes - 22.1%

0.250% due 01/31/14	$124,500,000	$124,329,809
0.250% due 02/28/14 ‡	141,300,000	141,101,332
0.250% due 03/31/14	1,100,000	1,098,196
0.250% due 02/15/15 ‡	206,500,000	205,048,098
0.875% due 12/31/16	46,200,000	45,958,189
0.875% due 01/31/17	174,900,000	173,834,159
0.875% due 02/28/17 ‡	124,200,000	123,317,062
1.250% due 02/15/14	64,500,000	65,598,500
1.375% due 11/30/18 ‡	83,400,000	82,592,104
1.375% due 12/31/18	5,200,000	5,143,939
1.375% due 02/28/19	7,900,000	7,785,821
1.500% due 08/31/18 ‡	279,000,000	279,653,976
2.625% due 08/15/20	31,300,000	32,989,731
2.625% due 11/15/20	24,400,000	25,650,500
2.750% due 02/15/19	1,800,000	1,938,515
3.000% due 02/28/17	12,500,000	13,678,713
3.125% due 05/15/19	1,700,000	1,871,328
3.375% due 11/15/19	11,600,000	12,946,690
3.500% due 05/15/20	6,600,000	7,421,905
3.625% due 08/15/19	2,800,000	3,176,687

		1,355,135,254

Total U.S. Treasury Obligations
(Cost $1,605,754,760)		1,615,804,259

FOREIGN GOVERNMENT BONDS & NOTES - 11.9%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/17	BRL 702,739,000	375,104,805
10.000% due 01/01/21	38,133,000	19,626,141
Canada Government Bond (Canada) 0.875% due 02/14/17	$200,000	197,763
Canada Housing Trust No 1 (Canada)
2.650% due 03/15/22 ~	CAD 2,800,000	2,808,450
3.350% due 12/15/20 ~	20,700,000	22,133,819
3.750% due 03/15/20 ~	10,100,000	11,114,405
3.800% due 06/15/21 ~	2,200,000	2,431,348
Hydro Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,560,835
Italy Buoni Poliennali Del Tesoro Index-Linked (Italy)
2.100% due 09/15/21 ∧	EUR 10,545,107	12,241,592
Korea Housing Finance Corp (South Korea) 4.125% due 12/15/15 ~	$12,300,000	13,004,052
Mexican Bonos (Mexico)
6.000% due 06/18/15	MXN 62,600,000	5,039,325
6.250% due 06/16/16	94,000,000	7,638,696
8.000% due 06/11/20	12,700,000	1,124,441
10.000% due 12/05/24	632,000,000	64,690,069
Province of British Columbia (Canada)
3.250% due 12/18/21	CAD 700,000	717,383
4.300% due 06/18/42	800,000	915,334
Province of Ontario (Canada)
1.600% due 09/21/16	$5,100,000	5,147,960
1.875% due 09/15/15	1,300,000	1,337,062
3.000% due 07/16/18	2,300,000	2,437,365
3.150% due 06/02/22	CAD 8,500,000	8,540,308
4.000% due 06/02/21	30,800,000	33,316,926
4.200% due 03/08/18	2,000,000	2,208,953
4.200% due 06/02/20	14,400,000	15,833,431
4.300% due 03/08/17	7,300,000	8,062,019
4.400% due 06/02/19	13,500,000	15,062,153
4.400% due 04/14/20	$400,000	458,285
4.600% due 06/02/39	CAD 3,300,000	3,864,188
5.500% due 06/02/18	3,800,000	4,474,891
Province of Quebec (Canada)
2.750% due 08/25/21	$4,300,000	4,323,710
3.500% due 07/29/20	2,400,000	2,583,300
3.500% due 12/01/22	CAD 14,500,000	14,905,584
4.250% due 12/01/21	14,000,000	15,364,419
4.500% due 12/01/16	600,000	665,712
4.500% due 12/01/17	300,000	335,481
4.500% due 12/01/18	1,300,000	1,456,373
4.500% due 12/01/20	400,000	447,914
7.500% due 07/15/23	$2,495,000	3,452,868
Province of Saskatchewan (Canada) 8.500% due 07/15/22	340,000	499,641
Republic of Panama (Panama) 6.700% due 01/26/36	10,935,000	14,434,200
Republic of South Africa (South Africa) 7.375% due 04/25/12	320,000	321,600
Russian Foreign Bond (Russia)
3.250% due 04/04/17 ~ Δ	4,200,000	4,209,975
3.625% due 04/29/15 ~	1,000,000	1,042,500
Societe Financement de l’Economie Francaise (France)
2.125% due 05/20/12	EUR 11,000,000	14,699,979
The Korea Development Bank (South Korea) 3.500% due 08/22/17	$3,100,000	3,156,863
United Mexican States (Mexico) 6.050% due 01/11/40	3,800,000	4,598,000
Vnesheconombank (Ireland)
5.375% due 02/13/17 ~ Δ	3,200,000	3,312,000
5.450% due 11/22/17 ~	2,100,000	2,179,107

Total Foreign Government Bonds & Notes
(Cost $735,214,583)		733,081,225

MUNICIPAL BONDS - 4.1%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	4,600,000	6,356,280
Badger Tobacco Asset Securitization Corp WI 6.125% due 06/01/27	955,000	963,996
Buckeye Tobacco Settlement Financing Authority of OH ‘A2’ 5.875% due 06/01/47	7,100,000	5,326,278
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	1,700,000	2,012,579
California Public Works Board Revenue ‘B2’ 7.804% due 03/01/35	4,700,000	5,288,158
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	8,617,968
Chicago Transit Authority IL ‘B’
6.200% due 12/01/40	1,900,000	2,152,016
6.300% due 12/01/21	800,000	892,008
6.899% due 12/01/40	6,800,000	8,139,192
Clark County NV ‘C’ 6.820% due 07/01/45	3,300,000	4,357,122
Clovis Unified School District CA ‘B’ 0.000% due 08/01/24	3,000,000	1,727,220
Cook County School District No 123 Oak Lawn IL 0.000% due 12/01/21	2,290,000	1,579,963
Escondido Union High School District CA 0.000% due 11/01/20	2,655,000	1,723,918
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	1,800,000	1,243,314
5.750% due 06/01/47	3,000,000	2,299,020
Golden State Tobacco Securitization Corp CA ‘A2’ 0.000% due 06/01/37	3,200,000	2,253,152
Huntington Beach Union High School District CA 0.000% due 08/01/32	10,000,000	3,077,800

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Illinois Municipal Electric Agency 6.832% due 02/01/35	$300,000	$358,404
Los Angeles Unified School District CA ‘A1’ 4.500% due 07/01/24	7,100,000	7,619,862
Los Angeles Wastewater Systems Revenue CA 5.713% due 06/01/39	1,600,000	1,873,328
Metropolitan Pier & Exposition Authority IL ‘A’ 0.000% due 06/15/29	4,000,000	1,742,760
Metropolitan Transportation Authority NY 7.336% due 11/15/39	28,190,000	39,460,362
Metropolitan Transportation Authority NY ‘E’ 7.134% due 11/15/30	22,300,000	26,193,357
Modesto High School District Stanislaus County CA ‘A’ 0.000% due 08/01/26	4,000,000	1,991,000
Monrovia Unified School District CA ‘B’ 0.000% due 08/01/23	3,175,000	1,826,958
New York State Dormitory Authority 5.051% due 09/15/27	6,100,000	6,700,057
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	400,000	452,884
Northern Tobacco Securitization Corp AK ‘A’ 5.000% due 06/01/46	3,500,000	2,591,470
Palomar Community College District CA ‘A’ 4.750% due 05/01/32	400,000	419,260
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	1,600,000	1,864,096
Pierce County School District No 3 WA 5.000% due 12/01/23	3,000,000	3,293,520
Port Authority of New York & New Jersey 5.647% due 11/01/40	2,000,000	2,361,340
Public Power Generation Agency NE 7.242% due 01/01/41	2,100,000	2,409,624
Puerto Rico Commonwealth ‘A’ 5.125% due 07/01/31	335,000	335,352
Southern California Public Power Authority 5.943% due 07/01/40	37,000,000	42,245,120
State of California
7.550% due 04/01/39	3,550,000	4,609,604
7.950% due 03/01/36	1,200,000	1,392,252
State of Iowa 6.750% due 06/01/34	1,000,000	1,148,850
Texas State Transportation Commission 5.178% due 04/01/30	2,200,000	2,568,940
Texas State Transportation Commission Mobility Fund ‘A’ 4.750% due 04/01/35	1,700,000	1,815,175
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	9,200,000	6,781,136
Tobacco Settlement Financing Corp LA ‘B’ 5.875% due 05/15/39	4,935,000	4,964,166
Tobacco Settlement Financing Corp NJ ‘1A’ 5.000% due 06/01/41	12,400,000	9,394,364
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	2,735,000	2,754,145
6.250% due 06/01/42	900,000	908,073
Washington State Convention Center Public Facilities District 6.790% due 07/01/40	10,600,000	12,748,620

Total Municipal Bonds
(Cost $218,348,333)		250,834,063

SHORT-TERM INVESTMENTS - 2.7%

Foreign Government Issues - 1.1%

Japan Treasury Discount Bills (Japan)
0.182% due 04/27/12	JPY 3,410,000,000	41,195,532
Mexico Cetes (Mexico)
4.471% due 06/28/12	MXN 337,700,000	26,114,258

		67,309,790

U.S. Government Agency Issue - 0.4%

Federal Home Loan Bank
0.170% due 02/08/13	$22,700,000	22,692,500

		22,692,500

U.S. Treasury Bills - 1.2%

0.070% due 07/26/12 ‡	260,000	259,934
0.080% due 09/20/12 ‡	2,000,000	1,998,742
0.081% due 08/02/12 ‡	380,000	379,881
0.090% due 08/23/12	11,999,000	11,993,396
0.103% due 01/10/13	360,000	359,562
0.113% due 10/18/12 ‡	350,000	349,754
0.124% due 09/13/12 ‡	53,958,000	53,927,298
0.140% due 02/07/13	1,019,000	1,017,550
0.145% due 08/30/12	960,000	959,530
0.170% due 03/07/13	2,510,000	2,506,047

		73,751,694

Repurchase Agreement - 0.0%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $1,836,614; collateralized by Federal Home Loan Bank: 0.360% due 05/16/13 and value $1,874,675)	1,836,613	1,836,613

Total Short-Term Investments
(Cost $168,211,237)		165,590,597

TOTAL INVESTMENTS - 133.7%
(Cost $8,049,934,138)		8,205,774,214

TOTAL SECURITIES SOLD SHORT - (0.1%)
(See Note (e) in Notes to Schedule of Investments)
(Proceeds $8,633,750)		(8,630,002)

OTHER ASSETS & LIABILITIES, NET - (33.6%)		(2,060,499,958)

NET ASSETS - 100.0%		$6,136,644,254

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $7,318,014 or 0.1% of the net assets were in default as of March 31, 2012.

(c)	As of March 31, 2012, 0.8% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(d)	As of March 31, 2012, investments with total aggregate values of $4,753,808, $18,368,484, $47,652,454 and $574,649 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, a reverse repurchase agreement, swap contracts, and delayed delivery securities, respectively. In addition, $29,000 and $1,430,000 in cash was segregated as collateral for open swap contracts and delayed delivery securities.

(e)	Securities sold short outstanding as of March 31, 2012 were as follows:

	Principal
	Amount	Value
Mortgage-Backed Securities - (0.1%)

Fannie Mae - (0.1%)

5.000% due 05/14/42	$8,000,000	($8,630,002)

Total Securities Sold Short
(Proceeds $8,633,750)		($8,630,002)

(f)	Open futures contracts outstanding as of March 31, 2012 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (03/14)	364	$364,000,000	$145,265
U.S. Treasury 5-Year Notes (06/12)	2,015	201,500,000	(1,547,047)
U.S. Treasury 10-Year Notes (06/12)	2,738	273,800,000	(4,241,439)

Total Futures Contracts			($5,643,221)

(g)	A reverse repurchase agreement outstanding as of March 31, 2012 was as follows:

	Interest		Settlement	Maturity	Repurchase	Principal
Counterparty	Rate		Date	Date	Amount	Amount
JPM	(0.100%	)	03/27/12	04/02/12	$18,337,819	$18,338,125

(h)	The average amount of borrowings by the portfolio on reverse repurchase agreements while outstanding during the period ended March 31, 2012 was $85,715,476 at a weighted average interest rate of 0.140%.

(i)	Forward foreign currency contracts outstanding as of March 31, 2012 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	AUD	1,812,000	04/12	DUB	($14,701)
Sell	AUD	12,683,000	04/12	CIT	400,947
Buy	BRL	737,092,584	04/12	JPM	(12,179,686)
Sell	BRL	9,460,970	04/12	BRC	260,781
Sell	BRL	459,194,420	04/12	DUB	11,657,645
Sell	BRL	268,437,194	04/12	JPM	7,328,105
Sell	BRL	737,092,584	06/12	JPM	12,412,876
Sell	CAD	124,000	04/12	CIT	(156)
Buy	CAD	124,000	06/12	CIT	159
Buy	CAD	186,000	06/12	JPM	291
Buy	CAD	212,000	06/12	UBS	(965)
Sell	CAD	74,064,000	06/12	CIT	268,962
Sell	CAD	31,481,000	06/12	CSF	185,417
Sell	CAD	31,341,000	06/12	JPM	321,211
Sell	CAD	31,273,000	06/12	UBS	177,917
Buy	CNY	7,668,000	06/12	BRC	16,387
Buy	CNY	47,287,480	06/12	CIT	101,286
Buy	CNY	19,140,000	06/12	DUB	4,609
Buy	CNY	169,312,850	06/12	HSB	358,358
Buy	CNY	73,941,800	06/12	JPM	129,502
Buy	CNY	56,175,800	06/12	MSC	111,254
Sell	CNY	21,358,130	06/12	BRC	(31,727)
Sell	CNY	51,611,800	06/12	CSF	12,742
Sell	CNY	6,380,200	06/12	CSF	(12,101)
Sell	CNY	8,184,150	06/12	DUB	1,736
Sell	CNY	32,731,650	06/12	HSB	7,728
Sell	CNY	19,651,550	06/12	HSB	(17,356)
Sell	CNY	13,861,700	06/12	JPM	1,098
Sell	CNY	33,929,050	06/12	JPM	(82,218)
Sell	CNY	88,681,900	06/12	MSC	32,254
Sell	CNY	83,040,950	06/12	UBS	27,086
Sell	CNY	14,094,850	06/12	UBS	(35,888)
Buy	CNY	49,935,572	10/12	CIT	64,065
Sell	CNY	49,935,572	10/12	UBS	(7,481)
Buy	CNY	60,000,000	02/13	JPM	53,967
Buy	CNY	67,903,046	02/13	RBS	72,029
Sell	CNY	20,004,296	02/13	BRC	(1,256)
Sell	CNY	28,327,500	02/13	CSF	9,630
Sell	CNY	79,571,250	02/13	UBS	(13,340)
Buy	DKK	1,404,000	05/12	DUB	1,121
Sell	DKK	20,348,000	05/12	DUB	(24,326)
Sell	DKK	201,428,000	05/12	JPM	(267,959)
Buy	EUR	4,000,000	04/12	BRC	24,784
Buy	EUR	36,919,000	04/12	CIT	376,561

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	EUR	5,785,000	04/12	DUB	$242,380
Buy	EUR	9,187,000	04/12	DUB	(25,601)
Buy	EUR	3,100,000	04/12	HSB	9,872
Buy	EUR	19,534,000	04/12	JPM	196,887
Buy	EUR	10,254,000	04/12	UBS	166,067
Sell	EUR	43,046,000	04/12	BRC	(2,235,091)
Sell	EUR	32,424,000	04/12	CIT	(1,754,570)
Sell	EUR	113,228,000	04/12	DUB	(5,754,315)
Sell	EUR	36,919,000	04/12	HSB	(327,090)
Sell	EUR	78,472,000	04/12	UBS	(4,731,945)
Sell	EUR	36,919,000	05/12	CIT	(374,764)
Buy	EUR	5,313,000	06/12	BNS	126,566
Buy	EUR	1,802,000	06/12	BRC	17,598
Buy	EUR	105,000	06/12	CIT	2,336
Buy	EUR	3,000,000	06/12	CIT	(1,228)
Buy	EUR	29,440,000	06/12	DUB	656,836
Buy	EUR	8,900,000	06/12	JPM	120,433
Buy	EUR	9,400,000	06/12	MSC	94,713
Buy	EUR	148,000	06/12	RBC	3,847
Buy	EUR	14,200,000	06/12	UBS	207,616
Sell	EUR	3,000	06/12	MSC	(55)
Buy	GBP	462,000	04/12	BRC	15,239
Buy	GBP	4,700,000	04/12	CIT	71,900
Buy	GBP	31,825,000	04/12	DUB	493,318
Sell	GBP	4,700,000	04/12	DUB	(36,711)
Sell	GBP	32,287,000	04/12	GSC	(1,044,677)
Buy	GBP	3,900,000	05/12	CIT	(2,053)
Buy	GBP	7,800,000	05/12	DUB	60,928
Buy	GBP	4,200,000	05/12	JPM	47,608
Sell	GBP	31,825,000	05/12	DUB	(492,692)
Buy	IDR	168,072,674,500	07/12	HSB	(393,893)
Sell	IDR	10,372,000,000	07/12	BRC	(11,394)
Sell	IDR	954,954,500	07/12	GSC	(829)
Sell	IDR	66,278,000,000	07/12	HSB	(61,585)
Sell	IDR	90,467,720,000	07/12	UBS	(197,219)
Buy	INR	886,413,000	07/12	UBS	(2,110,473)
Sell	INR	178,220,000	07/12	DUB	71,754
Sell	INR	708,193,000	07/12	JPM	266,702
Buy	JPY	470,000,000	04/12	BRC	(224,904)
Buy	JPY	3,760,000,000	04/12	CIT	(1,973,085)
Buy	JPY	1,880,000,000	04/12	DUB	(903,474)
Buy	JPY	3,290,000,000	04/12	JPM	(1,742,833)
Buy	JPY	1,880,000,000	04/12	UBS	(908,224)
Sell	JPY	2,747,574,752	04/12	BRC	2,169,713
Sell	JPY	3,663,433,003	04/12	CIT	2,887,183
Sell	JPY	1,933,613,249	04/12	CSF	1,510,769
Sell	JPY	3,663,433,003	04/12	DUB	2,886,576
Sell	JPY	1,831,716,502	04/12	JPM	1,445,716
Sell	JPY	850,229,491	04/12	UBS	670,144
Buy	MXN	405,500	06/12	HSB	82
Buy	MXN	582,852	06/12	JPM	(457)
Buy	MXN	274,605	06/12	UBS	(18)
Sell	MXN	965,172,300	06/12	HSB	179,513
Sell	MXN	337,700,000	06/12	JPM	(131,379)
Buy	MYR	35,401,605	04/12	UBS	(117,533)
Sell	MYR	35,401,605	04/12	CIT	(100,914)

Total Forward Foreign Currency Contracts					$10,694,638

(j)	Transactions in written options for the period ended March 31, 2012 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium
Outstanding, December 31, 2011	877	2,992,100,000	$24,762,520
Call Options Written	-	31,800,000	296,695
Put Options Written	-	601,500,000	4,292,152
Put Options Closed	(877)	(639,400,000)	(3,208,522)

Outstanding, March 31, 2012	-	2,986,000,000	$26,142,845

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(k)	Premiums received and value of written options outstanding as of March 31, 2012 were as follows:

Inflation Floor/Cap Options

	Strike		Expiration	Counter-	Notional
Description	Index	Exercise Index	Date	party	Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	03/10/20	DUB	$4,200,000	$31,500	($10,825)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	03/12/20	CIT	11,600,000	98,160	(18,210)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	04/07/20	CIT	27,900,000	248,820	(46,194)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	09/29/20	CIT	12,300,000	158,670	(21,971)
Floor - OTC U.S. CPI Urban Consumers NSA	218.01	Maximum of [(1+0.00%)[10] -Inflation Adjustment] or $0	10/13/20	DUB	12,500,000	122,500	(35,520)

						$659,650	($132,720)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	1.400%	03/18/13	CSF	$12,700,000	$118,110	($83,971)
Call - OTC 5-Year Interest Rate Swap	Receive	1.400%	03/18/13	MSC	19,100,000	178,585	(126,288)

						296,695	(210,259)

Put - OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	DUB	14,100,000	146,366	(14)
Put - OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	RBS	35,300,000	345,940	(35)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BOA	76,900,000	831,997	(15)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	52,000,000	465,081	(10)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	88,000,000	951,476	(18)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	75,800,000	824,764	(15)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	JPM	127,900,000	1,288,790	(26)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	155,300,000	1,325,423	(31)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	28,900,000	174,122	(3)
Put - OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	CIT	53,800,000	1,330,115	(2,373)
Put - OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	RBS	17,900,000	449,469	(789)
Put - OTC 3-Year Interest Rate Swap	Pay	1.000%	08/13/12	DUB	24,700,000	253,793	(63,617)
Put - OTC 5-Year Interest Rate Swap	Pay	1.550%	08/13/12	CIT	15,200,000	104,880	(103,056)
Put - OTC 5-Year Interest Rate Swap	Pay	1.550%	08/13/12	CSF	68,600,000	351,578	(465,108)
Put - OTC 5-Year Interest Rate Swap	Pay	1.550%	08/13/12	DUB	125,500,000	1,246,118	(850,890)
Put - OTC 5-Year Interest Rate Swap	Pay	1.550%	08/13/12	MSC	32,700,000	146,332	(221,706)
Put - OTC 5-Year Interest Rate Swap	Pay	1.550%	08/13/12	RBS	96,600,000	450,663	(654,948)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	BOA	27,000,000	324,000	(128,164)
Put - OTC-5 Year Interest Rate Swap	Pay	1.700%	08/13/12	CIT	207,100,000	2,765,743	(983,062)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	DUB	156,800,000	1,859,723	(744,298)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	GSC	13,900,000	176,877	(65,981)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	JPM	100,100,000	603,103	(475,155)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	RBS	114,000,000	1,581,704	(541,135)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	BOA	67,400,000	567,113	(6,828)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	CIT	8,000,000	54,500	(810)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	GSC	62,300,000	369,647	(6,311)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	32,900,000	203,248	(3,333)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	293,200,000	2,308,700	(29,701)
Put - OTC 2-Year Interest Rate Swap	Pay	0.915%	11/14/12	CIT	35,100,000	157,950	(61,839)
Put - OTC 2-Year Interest Rate Swap	Pay	0.915%	11/14/12	MSC	243,700,000	676,479	(429,351)
Put - OTC 1-Year Interest Rate Swap	Pay	1.000%	11/19/12	GSC	95,500,000	544,855	(45,238)
Put - OTC 1-Year Interest Rate Swap	Pay	1.750%	11/19/12	RBS	108,200,000	408,455	(19,844)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	03/18/13	CSF	12,700,000	245,110	(295,886)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	03/18/13	MSC	19,100,000	370,540	(444,994)
Put - OTC 5-Year Interest Rate Swap	Pay	2.000%	03/18/13	DUB	34,300,000	322,254	(365,617)
Put - OTC 1-Year Interest Rate Swap	Pay	2.250%	05/28/13	BOA	97,900,000	484,605	(45,602)
Put - OTC 2-Year Interest Rate Swap	Pay	1.200%	07/11/13	DUB	67,300,000	474,987	(276,832)

						25,186,500	(7,332,635)

						$25,483,195	($7,542,894)

Total Written Options						$26,142,845	($7,675,614)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(l)	Swap agreements outstanding as of March 31, 2012 were as follows:

Credit Default Swaps on Asset-Backed Securities – Buy Protection (1)

Upfront
	Fixed Deal					Premiums
	Pay	Expiration	Counter-	Notional		Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Appreciation
BFC Genesee Ltd CDO 2.232% due 01/10/41 § Δ	1.280%	01/10/41	JPM	$4,920,720	$4,765,990	$-	$4,765,990

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Pay	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	03/31/12 (3)	Amount (4)	Value	(Received)	(Depreciation)
Sealed Air Corp 5.625% due 07/15/13	0.580%	09/20/13	MSC	1.088%	$2,100,000	$15,314	$-	$15,314
CNA Financial Corp 5.850% due 12/15/14	0.470%	12/20/14	CIT	0.925%	4,000,000	48,415	-	48,415
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	0.535%	12/20/14	BRC	0.945%	2,000,000	21,660	-	21,660
CNA Financial Corp 5.850% due 12/15/14	0.630%	12/20/14	BOA	0.925%	5,000,000	38,743	-	38,743
Masco Corp 6.125% due 10/03/16	0.915%	12/20/16	CSF	2.979%	5,000,000	443,531	-	443,531
Rohm & Haas Co 6.000% due 09/15/17	0.580%	09/20/17	UBS	0.308%	5,000,000	(73,510)	-	(73,510)
Marks & Spencer PLC 6.250% due 12/01/17	0.950%	12/20/17	RBS	1.567%	10,000,000	325,476	-	325,476
ERAC USA Finance LLC 8.000% due 01/15/11	2.700%	12/20/17	GSC	0.988%	5,000,000	(468,698)	-	(468,698)

						$350,931	$-	$350,931

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues – Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	03/31/12 (3)	Amount (4)	Value	(Received)	(Depreciation)
Morgan Stanley 6.600% due 04/01/12	1.000%	09/20/12	JPM	2.172%	$6,900,000	($36,554)	($123,542)	$86,988
Morgan Stanley 6.600% due 04/01/12	1.000%	03/20/13	DUB	2.313%	400,000	(4,936)	(17,772)	12,836
MetLife Inc 5.000% due 06/15/15	1.000%	09/20/13	JPM	1.033%	9,030,000	(1,637)	(506,399)	504,762
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	0.779%	4,600,000	260,795	-	260,795
General Electric Capital Corp 5.625% due 09/15/17	4.200%	12/20/13	CIT	0.779%	11,400,000	686,279	-	686,279
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	0.779%	7,700,000	467,588	-	467,588
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	0.779%	7,200,000	449,213	-	449,213
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	0.779%	13,400,000	853,650	-	853,650
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	0.779%	16,900,000	1,106,238	-	1,106,238
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	0.779%	13,500,000	931,003	-	931,003
General Electric Capital Corp 5.625% due 09/15/17	4.850%	12/20/13	CIT	0.779%	5,900,000	422,394	-	422,394
General Electric Capital Corp 5.625% due 09/15/17	4.900%	12/20/13	DUB	0.779%	2,800,000	202,912	-	202,912
MetLife Inc 5.000% due 06/15/15	1.000%	06/20/14	DUB	1.320%	15,000,000	(100,662)	(66,241)	(34,421)
MetLife Inc 5.000% due 06/15/15	1.000%	12/20/14	CIT	1.565%	700,000	(10,307)	(11,086)	779
MetLife Inc 5.000% due 06/15/15	1.000%	12/20/14	CSF	1.565%	800,000	(11,779)	(11,209)	(570)
Berkshire Hathaway Finance Inc 4.625% due 10/15/13	1.000%	03/20/15	BOA	1.039%	4,300,000	(3,526)	(75,980)	72,454
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	BRC	0.782%	3,000,000	20,217	(67,496)	87,713
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	CIT	0.782%	3,000,000	20,217	(68,880)	89,097
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	DUB	0.782%	1,500,000	10,108	(34,440)	44,548
Berkshire Hathaway Finance Inc 4.625% due 10/15/13	1.000%	03/20/15	GSC	1.039%	2,200,000	(1,804)	(38,874)	37,070
China Government Bond 4.750% due 10/29/13	1.000%	03/20/15	MSC	0.657%	1,700,000	17,668	(25,506)	43,174

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	03/31/12 (3)	Amount (4)	Value	(Received)	(Depreciation)
Berkshire Hathaway Finance Inc 4.625% due 10/15/13	1.000%	03/20/15	UBS	1.039%	$2,200,000	($1,804)	($39,880)	$38,076
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	BOA	0.696%	4,500,000	44,946	75,362	(30,416)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	CIT	0.696%	1,000,000	9,988	16,386	(6,398)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	CSF	0.876%	13,400,000	56,699	(282,871)	339,570
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	JPM	0.876%	8,400,000	35,543	(92,192)	127,735
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	RBS	0.696%	2,200,000	21,973	37,125	(15,152)
France Government Bond OAT 4.250% due 04/25/19	0.250%	09/20/15	UBS	1.326%	1,400,000	(50,652)	(37,101)	(13,551)
U.S. Treasury Notes 4.875% due 08/15/16 Δ	0.250%	09/20/15	UBS	0.172%	10,100,000	37,186	(62,585)	99,771
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	BOA	0.924%	700,000	2,030	(6,372)	8,402
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	BOA	0.872%	300,000	1,410	(4,244)	5,654
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	BRC	0.924%	2,300,000	6,668	(19,842)	26,510
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	CIT	0.924%	1,000,000	2,899	(15,694)	18,593
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	CIT	0.872%	1,000,000	4,701	(15,080)	19,781
Indonesia Government Bond 6.750% due 03/10/14	1.000%	09/20/15	DUB	1.140%	1,000,000	(4,438)	(23,587)	19,149
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	HSB	0.924%	2,600,000	7,538	(25,870)	33,408
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	JPM	0.924%	2,900,000	8,408	(29,862)	38,270
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	UBS	0.924%	600,000	1,740	(5,677)	7,417
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	UBS	0.872%	500,000	2,350	(7,073)	9,423
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	DUB	1.378%	15,200,000	(615,077)	(931,940)	316,863
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	RBS	1.378%	1,700,000	(68,792)	(33,752)	(35,040)
Brazil Government Bond 12.250% due 03/06/30	1.000%	12/20/15	BRC	0.965%	13,000,000	20,728	(75,003)	95,731
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	12/20/15	GSC	0.737%	4,600,000	45,703	112,521	(66,818)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/15	GSC	0.389%	1,700,000	38,855	39,430	(575)
United Mexican States 5.950% due 03/19/19	1.000%	12/20/15	GSC	0.915%	4,500,000	15,301	(121,173)	136,474
Brazil Government Bond 12.250% due 03/06/30	1.000%	12/20/15	MSC	0.965%	12,900,000	20,569	(74,426)	94,995
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	BOA	1.423%	1,600,000	(71,511)	(64,735)	(6,776)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	BRC	1.423%	1,800,000	(80,450)	(66,879)	(13,571)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	DUB	1.423%	900,000	(40,225)	(36,429)	(3,796)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	MSC	1.423%	500,000	(22,347)	(17,027)	(5,320)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	RBS	1.423%	500,000	(22,347)	(16,794)	(5,553)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	UBS	1.423%	2,500,000	(111,736)	(101,149)	(10,587)
China Government Bond 4.750% due 10/29/13	1.000%	03/20/16	BNP	0.868%	400,000	2,177	4,839	(2,662)
American International Group Inc 6.250% due 05/01/36	1.000%	03/20/16	BOA	1.837%	13,000,000	(403,708)	(458,563)	54,855
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	03/20/16	BOA	3.726%	7,400,000	(715,306)	(257,039)	(458,267)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	03/31/12 (3)	Amount (4)	Value	(Received)	(Depreciation)
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	03/20/16	BOA	0.781%	$900,000	$7,969	$12,448	($4,479)
Brazil Government Bond 12.250% due 03/06/30	1.000%	03/20/16	BRC	1.000%	7,300,000	2,205	(48,930)	51,135
China Government Bond 4.750% due 10/29/13	1.000%	03/20/16	BRC	0.868%	800,000	4,353	9,560	(5,207)
American International Group Inc 6.250% due 05/01/36	1.000%	03/20/16	CIT	1.837%	12,900,000	(400,602)	(460,757)	60,155
Kazakhstan Government Debt	1.000%	03/20/16	CIT	1.797%	400,000	(12,062)	(11,544)	(518)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	DUB	0.954%	12,900,000	27,244	(94,639)	121,883
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	HSB	0.954%	18,000,000	38,015	(133,510)	171,525
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	03/20/16	JPM	0.781%	2,000,000	17,710	17,580	130
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/16	GSC	1.463%	16,000,000	(782,566)	(417,874)	(364,692)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/16	BOA	0.466%	6,800,000	153,436	139,356	14,080
Indonesia Government Bond 7.250% due 04/20/15	1.000%	06/20/16	BRC	1.346%	6,400,000	(88,202)	(101,386)	13,184
China Government Bond 4.750% due 10/29/13	1.000%	06/20/16	CIT	0.911%	9,900,000	39,087	106,740	(67,653)
United Mexican States 7.500% due 04/08/33	1.000%	06/20/16	CIT	0.987%	6,200,000	5,090	(13,370)	18,460
China Government Bond 4.750% due 10/29/13	1.000%	06/20/16	DUB	0.911%	7,500,000	29,612	79,080	(49,468)
South Korea Government Bond 4.875% due 09/22/14 Δ	1.000%	06/20/16	DUB	0.999%	3,400,000	1,128	1,929	(801)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/16	DUB	0.466%	41,800,000	943,183	860,333	82,850
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/16	HSB	1.032%	6,400,000	(6,356)	(218,162)	211,806
China Government Bond 4.750% due 10/29/13	1.000%	06/20/16	JPM	0.911%	1,800,000	7,107	19,376	(12,269)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/16	RBS	0.911%	1,800,000	7,107	18,942	(11,835)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/16	UBS	0.466%	74,100,000	1,672,006	1,282,003	390,003
France Government Bond OAT 4.250% due 04/25/19	0.250%	09/20/16	HSB	1.526%	800,000	(43,370)	(30,612)	(12,758)
France Government Bond OAT 4.250% due 04/25/19	0.250%	09/20/16	MSC	1.526%	3,600,000	(195,166)	(169,989)	(25,177)
U.S. Treasury Notes 4.875% due 08/15/16 Δ	0.250%	09/20/16	UBS	0.244%	13,600,000	6,159	(190,345)	196,504
South Korea Government Bond 4.875% due 09/22/14	1.000%	09/20/16	BOA	1.069%	2,500,000	(6,724)	(1,817)	(4,907)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	DUB	0.977%	1,500,000	1,941	8,287	(6,346)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	GSC	0.977%	500,000	647	2,679	(2,032)
United Mexican States 7.500% due 04/08/33	1.000%	09/20/16	GSC	1.042%	2,300,000	(3,498)	(11,064)	7,566
South Korea Government Bond 4.875% due 09/22/14	1.000%	09/20/16	HSB	1.069%	900,000	(2,421)	(1,960)	(461)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	JPM	0.977%	3,200,000	4,140	18,578	(14,438)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	MSC	0.977%	1,600,000	2,070	8,159	(6,089)
Indonesia Government Bond 7.250% due 04/20/15	1.000%	09/20/16	MSC	1.441%	4,400,000	(81,853)	(336,028)	254,175
United Mexican States 7.500% due 04/08/33	1.000%	09/20/16	MSC	1.042%	4,600,000	(6,996)	(20,427)	13,431
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	RBS	0.977%	1,000,000	1,294	6,952	(5,658)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	UBS	0.977%	400,000	518	2,077	(1,559)
South Korea Government Bond 4.875% due 09/22/14	1.000%	09/20/16	UBS	1.069%	2,800,000	(7,531)	-	(7,531)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	03/31/12 (3)	Amount (4)	Value	(Received)	(Depreciation)
United Mexican States 7.500% due 04/08/33	1.000%	09/20/16	UBS	1.042%	$1,200,000	($1,825)	($5,265)	$3,440
Germany Government Bond 6.000% due 06/20/16	0.250%	12/20/16	CIT	0.651%	3,000,000	(55,294)	(118,793)	63,499
Germany Government Bond 6.000% due 06/20/16	0.250%	12/20/16	GSC	0.651%	6,100,000	(112,431)	(240,097)	127,666
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	03/20/17	BOA	0.961%	22,700,000	48,973	(163,516)	212,489
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	03/20/17	GSC	0.961%	5,600,000	12,081	(37,492)	49,573
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	03/20/17	MSC	0.961%	10,200,000	22,005	(75,276)	97,281
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	BOA	1.442%	3,600,000	(27,474)	-	(27,474)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	CIT	1.442%	3,500,000	(26,711)	-	(26,711)
UnitedHealth Group Inc 5.000% due 08/15/14	1.000%	03/20/18	BOA	1.031%	10,000,000	(14,615)	(63,269)	48,654
MetLife Inc 5.000% due 06/15/15	1.000%	03/20/18	DUB	2.169%	7,200,000	(448,813)	(408,988)	(39,825)
Brazil Government Bond 12.250% due 03/06/30	1.000%	03/20/21	CIT	1.506%	22,500,000	(892,836)	(997,607)	104,771
Indonesia Government Bond 7.250% due 04/20/15	1.000%	06/20/21	BOA	2.138%	15,000,000	(1,306,331)	(996,220)	(310,111)
United Mexican States 7.500% due 04/08/33	1.000%	06/20/21	BOA	1.490%	6,300,000	(247,961)	(182,725)	(65,236)
Indonesia Government Bond 7.250% due 04/20/15	1.000%	06/20/21	BRC	2.138%	9,400,000	(818,634)	(596,720)	(221,914)
United Mexican States 7.500% due 04/08/33	1.000%	06/20/21	BRC	1.490%	12,900,000	(507,730)	(374,151)	(133,579)

						$413,174	($7,613,055)	$8,026,229

Credit Default Swaps on Credit Indices – Buy Protection (1)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Pay	Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)
OTC - Dow Jones CDX HY17 5Y	5.000%	12/20/16	BRC	$61,886,000	$899,388	$1,571,190	($671,802)
CME - Dow Jones CDX HY17 5Y	5.000%	12/20/16	CME	105,051,000	1,841,777	3,083,850	(1,242,073)
CME - Dow Jones CDX HY18 5Y	5.000%	06/20/17	CME	8,000,000	240,258	196,250	44,008

					$2,981,423	$4,851,290	($1,869,867)

Credit Default Swaps on Credit Indices – Sell Protection (2)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)
Dow Jones CDX HY8 5Y Δ	0.483%	06/20/12	BRC	$755,752	$213	($294)	$507
Dow Jones CDX HY9 5Y Δ	2.080%	12/20/12	BOA	7,555,680	93,451	-	93,451
Dow Jones CDX IG10 5Y	0.463%	06/20/13	GSC	6,076,343	33,726	-	33,726
Dow Jones CDX IG10 5Y	0.530%	06/20/13	DUB	4,918,944	31,494	-	31,494
Dow Jones CDX EM12 5Y	5.000%	12/20/14	DUB	2,100,000	172,768	210,450	(37,682)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	BRC	14,100,000	1,320,339	1,550,900	(230,561)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	CSF	800,000	74,913	100,000	(25,087)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	DUB	6,600,000	618,031	724,500	(106,469)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	GSC	300,000	28,092	37,350	(9,258)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	HSB	35,500,000	3,324,258	2,959,650	364,608
Dow Jones CDX EM13 5Y	5.000%	06/20/15	JPM	2,500,000	234,103	287,600	(53,497)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	MSC	15,000,000	1,404,616	1,743,250	(338,634)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	BOA	1,400,000	142,612	182,700	(40,088)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	CIT	4,200,000	427,835	581,100	(153,265)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	HSB	5,600,000	570,446	375,200	195,246
Dow Jones CDX EM14 5Y	5.000%	12/20/15	JPM	800,000	81,492	105,600	(24,108)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	MSC	$6,700,000	$682,498	$871,000	($188,502)
Dow Jones CDX IG9 10Y	0.548%	12/20/17	GSC	3,761,546	79,402	-	79,402

					$9,320,289	$9,729,006	($408,717)

Total Credit Default Swaps					$17,831,807	$6,967,241	$10,864,566

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues, sovereign issues of an emerging country and U.S. Treasury Obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement had been closed/sold as of the period end. Increasing values, in absolute terms when compare to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
OTC - BRL-CDI-Compounded	MSC	Pay	10.455%	01/02/13	BRL 5,100,000	$22,072	($1,323)	$23,395
OTC - BRL-CDI-Compounded	HSB	Pay	11.880%	01/02/13	12,000,000	235,186	(8,462)	243,648
OTC - BRL-CDI-Compounded	HSB	Pay	11.890%	01/02/13	21,800,000	461,583	36,808	424,775
OTC - BRL-CDI-Compounded	BOA	Pay	11.900%	01/02/13	65,400,000	1,339,801	87,319	1,252,482
OTC - BRL-CDI-Compounded	GSC	Pay	11.930%	01/02/13	17,200,000	367,875	(24,657)	392,532
OTC - BRL-CDI-Compounded	MSC	Pay	11.980%	01/02/13	10,400,000	230,223	16,206	214,017
OTC - BRL-CDI-Compounded	JPM	Pay	12.170%	01/02/13	4,500,000	112,895	15,741	97,154
OTC - BRL-CDI-Compounded	RBC	Pay	12.180%	01/02/13	22,800,000	574,892	32,774	542,118
OTC - BRL-CDI-Compounded	HSB	Pay	12.300%	01/02/13	5,300,000	143,043	17,675	125,368
OTC - BRL-CDI-Compounded	BRC	Pay	12.455%	01/02/13	12,200,000	203,052	5,974	197,078
OTC - BRL-CDI-Compounded	CSF	Pay	12.480%	01/02/13	37,800,000	927,117	112,805	814,312
OTC - BRL-CDI-Compounded	MSC	Pay	12.500%	01/02/13	25,500,000	433,307	19,408	413,899
OTC - BRL-CDI-Compounded	MSC	Pay	12.590%	01/02/13	200,000	5,169	272	4,897
OTC - BRL-CDI-Compounded	MSC	Pay	10.580%	01/02/14	47,800,000	368,254	(99,876)	468,130
OTC - BRL-CDI-Compounded	UBS	Pay	10.770%	01/02/14	14,200,000	136,360	(19,273)	155,633
OTC - BRL-CDI-Compounded	MSC	Pay	12.510%	01/02/14	1,000,000	37,382	4,604	32,778
OTC - BRL-CDI-Compounded	MSC	Pay	12.540%	01/02/14	20,600,000	538,605	(13,951)	552,556
OTC - BRL-CDI-Compounded	GSC	Pay	12.650%	01/02/14	1,000,000	39,539	6,540	32,999
CME - 3-Month USD-LIBOR	CME	Pay	1.500%	03/18/16	$143,500,000	(341,127)	(3,529)	(337,598)
OTC - 28-Day Mexico Interbank TIIE Banxico	BRC	Pay	5.600%	09/06/16	MXN 24,100,000	3,111	12,013	(8,902)
OTC - 28-Day Mexico Interbank TIIE Banxico	HSB	Pay	5.600%	09/06/16	337,200,000	43,523	128,118	(84,595)
OTC - 6-Month Australian Bank Bill	BRC	Pay	4.250%	06/15/17	AUD 1,800,000	(12,764)	(1,768)	(10,996)
OTC - 6-Month Australian Bank Bill	CIT	Pay	4.250%	06/15/17	2,500,000	(17,728)	(12,119)	(5,609)
OTC - 6-Month Australian Bank Bill	DUB	Pay	4.250%	06/15/17	4,300,000	(30,491)	(9,483)	(21,008)
OTC - 6-Month Australian Bank Bill	CIT	Pay	5.000%	06/15/17	3,700,000	102,472	28,023	74,449
OTC - 6-Month Australian Bank Bill	DUB	Pay	5.000%	06/15/17	1,900,000	52,621	15,045	37,576
OTC - 6-Month Australian Bank Bill	RBS	Pay	5.000%	06/15/17	3,700,000	102,472	29,646	72,826
OTC - 28-Day Mexico Interbank TIIE Banxico	MSC	Pay	6.350%	06/02/21	MXN 160,000,000	(138,504)	241,346	(379,850)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
OTC-3-Month Canadian Bank Bill	RBS	Pay	5.700%	12/18/24	CAD 700,000	$48,926	($476)	$49,402
CME - 3-Month Canadian Bank Bill	CME	Pay	6.200%	12/15/25	53,300,000	4,170,072	4,359,016	(188,944)
CME - 3-Month USD-LIBOR	CME	Receive	2.750%	06/20/42	$278,300,000	18,965,252	3,344,770	15,620,482

Total Interest Rate Swaps						$29,124,190	$8,319,186	$20,805,004

Total Swap Agreements						$46,955,997	$15,286,427	$31,669,570

(m)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$55,835,000	$55,835,000	$-	$-
	Preferred Stocks
	Financials	3,410,706	1,666,313	-	1,744,393
	Corporate Bonds & Notes	1,627,892,096	-	1,627,688,951	203,145
	Senior Loan Notes	17,277,809	-	17,277,809	-
	Mortgage-Backed Securities	3,454,318,999	-	3,437,944,422	16,374,577
	Asset-Backed Securities	129,704,311	-	129,704,311	-
	U.S. Government Agency Issues	152,025,149	-	152,025,149	-
	U.S. Treasury Obligations	1,615,804,259	-	1,615,804,259	-
	Foreign Government Bonds & Notes	733,081,225	-	733,081,225	-
	Municipal Bonds	250,834,063	-	250,834,063	-
	Short-Term Investments	165,590,597	-	165,590,597	-
	Derivatives:
	Credit Contracts
	Swaps	26,851,615	-	26,851,615	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	49,042,804	-	49,042,804	-
	Interest Rate Contracts
	Futures	145,265	145,265	-	-
	Swaps	29,664,804	-	29,664,804	-

	Total Interest Rate Contracts	29,810,069	145,265	29,664,804	-

	Total Assets - Derivatives	105,704,488	145,265	105,559,223	-

	Total Assets	8,311,478,702	57,646,578	8,235,510,009	18,322,115

Liabilities	Securities Sold Short Mortgage-Backed Securities	(8,630,002)	-	(8,630,002)	-
	Derivatives:
	Credit Contracts
	Swaps	(9,019,808)	-	(9,019,808)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(38,348,166)	-	(38,348,166)	-
	Interest Rate Contracts
	Futures	(5,788,486)	(5,788,486)	-	-
	Written Options	(7,675,614)	-	(7,542,894)	(132,720)
	Swaps	(540,614)	-	(540,614)	-

	Total Interest Rate Contracts	(14,004,714)	(5,788,486)	(8,083,508)	(132,720)

	Total Liabilities - Derivatives	(61,372,688)	(5,788,486)	(55,451,482)	(132,720)

	Total Liabilities	(70,002,690)	(5,788,486)	(64,081,484)	(132,720)

	Total	$8,241,476,012	$51,858,092	$8,171,428,525	$18,189,395

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) for the period ended March 31, 2012:

				Liabilities
				Derivatives
				Interest
				Rate Contracts
	Preferred	Corporate	Mortgage-Backed	Written
	Stocks	Bonds & Notes	Securities	Options	Total
Value, Beginning of Period	$1,749,949	$205,416	$16,373,099	($285,396)	$18,043,068
Purchases	-	-	-	-	-
Sales (includes paydowns)	-	-	(11,797)	-	(11,797)
Accrued Discounts (Premiums)	-	(1,206)	2,519	-	1,313
Net Realized Gains (Losses)	-	-	85	-	85
Change in Net Unrealized Appreciation (Depreciation)	(5,556)	(1,065)	10,671	152,676	156,726
Transfers In	-	-	-	-	-
Transfers Out	-	-	-	-	-

Value, End of Period	$1,744,393	$203,145	$16,374,577	($132,720)	$18,189,395

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($5,556)	($1,065)	$10,680	$152,676	$156,735

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

Additional required information about certain Level 3 fair value measurements of the portfolio as of March 31, 2012 were as follows:

	Value at	Valuation	Unobservable	Range
	3/31/2012	Technique	Input	(Weighted Average)
Preferred Stocks	$1,744,393	Benchmark	Security Price Reset	NA (one security)
Corporate Bonds & Notes	203,145	Benchmark	Security Price Reset	NA (one security)
Mortgage-Backed Securities	333,577	Benchmark	Security Price Reset	98.25-98.70 (98.55)

Significant increases (decreases) in any of the unobservable inputs could result in a significantly higher (lower) fair value measurement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 50.8%

Consumer Discretionary - 3.3%

ACE Hardware Corp 9.125% due 06/01/16 ~	$1,700,000	$1,793,500
Cox Communications Inc 7.125% due 10/01/12	6,675,000	6,891,577
DIRECTV Holdings LLC 4.750% due 10/01/14	8,125,000	8,835,775
Easton-Bell Sports Inc 9.750% due 12/01/16	1,725,000	1,916,906
NBCUniversal Media LLC 2.100% due 04/01/14	5,010,000	5,118,361
Sirius XM Radio Inc 9.750% due 09/01/15 ~	1,700,000	1,844,500
Speedway Motorsports Inc 8.750% due 06/01/16	1,860,000	2,046,000
Staples Inc 9.750% due 01/15/14	5,500,000	6,251,344
Starwood Hotels & Resorts Worldwide Inc 6.250% due 02/15/13	3,445,000	3,600,025
TCM Sub LLC 3.550% due 01/15/15 ~	5,505,000	5,821,791
The Interpublic Group of Cos Inc 6.250% due 11/15/14	4,848,000	5,308,560
Ticketmaster Entertainment LLC 10.750% due 08/01/16	1,700,000	1,838,125
Time Warner Cable Inc
5.400% due 07/02/12	5,400,000	5,461,949
7.500% due 04/01/14	1,530,000	1,722,800
8.250% due 02/14/14	1,168,000	1,322,869
Wendy’s/Arby’s Restaurants LLC 10.000% due 07/15/16	650,000	711,750

		60,485,832

Consumer Staples - 2.9%

Altria Group Inc 8.500% due 11/10/13	5,625,000	6,287,400
Anheuser-Busch InBev Worldwide Inc
1.500% due 07/14/14	1,695,000	1,720,681
3.000% due 10/15/12	5,490,000	5,561,831
5.375% due 11/15/14	1,575,000	1,749,858
BAT International Finance PLC (United Kingdom) 8.125% due 11/15/13 ~	7,361,000	8,141,288
Coca-Cola Amatil Ltd (Australia) 3.250% due 11/02/14 ~	5,640,000	5,883,360
H.J. Heinz Co 1.500% due 03/01/17	3,070,000	3,050,947
PepsiCo Inc 0.750% due 03/05/15	2,975,000	2,965,498
Pernod-Ricard SA (France) 2.950% due 01/15/17 ~	4,600,000	4,650,720
Philip Morris International Inc 1.625% due 03/20/17	4,505,000	4,488,552
Reynolds Group Issuer Inc 8.750% due 10/15/16 ~	1,800,000	1,912,500
SABMiller Holdings Inc 1.850% due 01/15/15 ~	4,295,000	4,355,620
The Kroger Co 6.750% due 04/15/12	2,275,000	2,279,175

		53,047,430

Energy - 5.1%

BG Energy Capital PLC (United Kingdom) 2.875% due 10/15/16 ~	6,400,000	6,626,739
Bill Barrett Corp 9.875% due 07/15/16	625,000	690,625
Canadian Natural Resources Ltd (Canada)
1.450% due 11/14/14	2,395,000	2,428,477
5.150% due 02/01/13	3,900,000	4,043,801
5.450% due 10/01/12	660,000	675,475
DCP Midstream LLC 9.700% due 12/01/13 ~	3,090,000	3,456,709
Ensco PLC (United Kingdom) 3.250% due 03/15/16	5,985,000	6,248,532
Enterprise Products Operating LLC
4.600% due 08/01/12	4,675,000	4,737,332
6.375% due 02/01/13	2,622,000	2,735,228
Gazprom OAO Via Gaz Capital SA (Luxembourg) 4.950% due 05/23/16 ~	4,880,000	5,081,398
Kinder Morgan Energy Partners LP
3.500% due 03/01/16	1,040,000	1,096,267
5.125% due 11/15/14	1,505,000	1,645,242
Kinder Morgan Kansas Inc 6.500% due 09/01/12	4,229,000	4,324,153
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	1,070,000	1,121,723
Magellan Midstream Partners LP 6.450% due 06/01/14	2,610,000	2,877,603
Noble Corp (Cayman) 5.875% due 06/01/13	40,000	42,145
Noble Holding International Ltd (Cayman)
2.500% due 03/15/17	770,000	777,066
3.450% due 08/01/15	2,161,000	2,276,903
7.375% due 03/15/14	700,000	776,803
Occidental Petroleum Corp
1.450% due 12/13/13	3,445,000	3,496,716
1.750% due 02/15/17	4,090,000	4,139,305
Petrohawk Energy Corp 10.500% due 08/01/14	1,650,000	1,845,938
Phillips 66 1.950% due 03/05/15 ~	3,415,000	3,441,056
Plains All American Pipeline LP 4.250% due 09/01/12	7,350,000	7,439,883
Regency Energy Partners LP 9.375% due 06/01/16	750,000	827,813
SeaRiver Maritime Inc 0.000% due 09/01/12	4,148,000	4,116,587
TransCanada Pipelines Ltd (Canada) 0.875% due 03/02/15	1,455,000	1,453,079
Transocean Inc (Cayman)
5.050% due 12/15/16	1,740,000	1,864,974
5.250% due 03/15/13	5,965,000	6,174,020
Williams Partners LP 3.800% due 02/15/15	3,400,000	3,615,308
Woodside Finance Ltd (Australia)
4.500% due 11/10/14 ~	3,025,000	3,212,689
5.000% due 11/15/13 ~	745,000	782,655

		94,072,244

Financials - 22.8%

Aflac Inc 2.650% due 02/15/17	920,000	931,243
American Express Centurion Bank 5.550% due 10/17/12	2,500,000	2,564,565
American Express Credit Corp 5.125% due 08/25/14	5,650,000	6,147,850
American Honda Finance Corp 1.450% due 02/27/15 ~	3,940,000	3,961,107
American International Group Inc
3.000% due 03/20/15	1,390,000	1,400,560
4.250% due 09/15/14	5,475,000	5,654,613
American Tower Corp 4.625% due 04/01/15	6,985,000	7,445,437
Banco Bilbao Vizcaya Argentaria SA 2.450% due 06/22/12	40,000,000	40,200,760

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Bank of America Corp 1.973% due 01/30/14 §	$6,650,000	$6,532,508
Barclays Bank PLC (United Kingdom) 5.200% due 07/10/14	9,020,000	9,563,951
BB&T Corp 5.700% due 04/30/14	6,345,000	6,952,705
Berkshire Hathaway Inc 2.200% due 08/15/16	8,500,000	8,811,721
Capital One Financial Corp
2.125% due 07/15/14	90,000	90,555
2.150% due 03/23/15	2,355,000	2,360,325
7.375% due 05/23/14	5,075,000	5,620,243
Caterpillar Financial Services Corp 0.758% due 04/01/14 §	7,500,000	7,538,625
Citigroup Inc 1.398% due 04/01/14 §	10,750,000	10,568,368
Commonwealth Bank of Australia (Australia) 1.950% due 03/16/15	5,030,000	5,067,318
Daimler Finance North America LLC
1.083% due 03/28/14 § ~	7,320,000	7,280,099
1.875% due 09/15/14 ~	2,505,000	2,542,187
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	6,720,000	6,752,679
Fifth Third Bancorp
3.625% due 01/25/16	365,000	384,687
6.250% due 05/01/13	5,445,000	5,728,298
General Electric Capital Corp
1.213% due 04/07/14 §	14,000,000	14,027,594
1.875% due 09/16/13	2,125,000	2,159,191
2.000% due 09/28/12	7,400,000	7,466,711
General Motors Acceptance Corp 6.625% due 05/15/12	1,850,000	1,864,569
HSBC Finance Corp 0.831% due 04/24/12 §	5,175,000	5,175,709
HSBC USA Inc 2.375% due 02/13/15	7,035,000	7,088,114
Hyundai Capital Services Inc (South Korea)
3.500% due 09/13/17 ~	2,410,000	2,418,035
4.375% due 07/27/16 ~	5,000,000	5,234,365
JPMorgan Chase & Co 1.361% due 01/24/14 §	12,825,000	12,888,804
KeyCorp 3.750% due 08/13/15	3,492,000	3,694,019
Kilroy Realty LP 5.000% due 11/03/15	4,780,000	5,109,533
MassMutual Global Funding II 0.973% due 09/27/13 § ~	8,350,000	8,348,071
MetLife Inc 2.375% due 02/06/14	1,550,000	1,589,100
Metropolitan Life Global Funding I
2.500% due 01/11/13 ~	7,075,000	7,150,037
5.125% due 06/10/14 ~	3,725,000	4,046,922
Morgan Stanley 2.161% due 01/24/14 §	12,130,000	11,807,572
National Rural Utilities Cooperative Finance Corp 1.000% due 02/02/15	1,015,000	1,016,948
New York Life Global Funding 2.450% due 07/14/16 ~	7,735,000	7,972,635
Nordea Bank AB (Sweden) 2.125% due 01/14/14 ~	7,746,000	7,775,280
PACCAR Financial Corp 1.600% due 03/15/17	5,780,000	5,738,505
Principal Financial Group Inc 7.875% due 05/15/14	4,825,000	5,328,498
Prudential Financial Inc
2.750% due 01/14/13	6,325,000	6,416,586
5.100% due 09/20/14	1,579,000	1,709,566
Rabobank Nederland NV (Netherlands) 4.200% due 05/13/14 ~	4,325,000	4,538,088
RCI Banque SA (France) 2.451% due 04/11/14 § ~	2,650,000	2,562,948
Regions Financial Corp 6.375% due 05/15/12	3,000,000	3,037,500
Royal Bank of Canada (Canada) 0.867% due 04/17/14 §	9,335,000	9,364,265
Simon Property Group LP 4.200% due 02/01/15	4,975,000	5,329,225
SLM Corp 5.125% due 08/27/12	9,955,000	10,030,439
Societe Generale SA (France) 2.500% due 01/15/14 ~	2,660,000	2,629,740
Standard Chartered PLC (United Kingdom) 3.850% due 04/27/15 ~	1,125,000	1,169,134
Sumitomo Mitsui Banking Corp (Japan) 1.900% due 01/12/15 ~	6,500,000	6,557,733
Sun Life Financial Global Funding III LP 0.853% due 10/06/13 § ~	4,700,000	4,652,121
The Goldman Sachs Group Inc 1.527% due 02/07/14 §	11,240,000	11,042,805
The Toronto-Dominion Bank (Canada)
0.739% due 07/26/13 §	3,105,000	3,115,119
0.867% due 07/14/14 §	3,080,000	3,093,743
Toyota Motor Credit Corp 2.000% due 09/15/16	7,890,000	8,058,396
U.S. Bancorp 2.200% due 11/15/16	9,075,000	9,259,159
U.S. Central Federal Credit Union 1.900% due 10/19/12	7,300,000	7,368,503
UBS AG (Switzerland) 1.553% due 01/28/14 §	8,820,000	8,790,488
Ventas Realty LP 3.125% due 11/30/15	2,300,000	2,361,477
Volkswagen International Finance NV (Netherlands) 1.625% due 03/22/15 ~	6,955,000	6,959,806
WEA Finance LLC 5.400% due 10/01/12 ~	7,000,000	7,146,972
Wells Fargo & Co 1.250% due 02/13/15	6,210,000	6,188,985
Western Corporate Federal Credit Union 1.750% due 11/02/12	1,700,000	1,715,399

		415,098,813

Health Care - 3.3%

Aristotle Holding Inc 2.750% due 11/21/14 ~	3,765,000	3,870,458
Baxter International Inc 1.850% due 01/15/17	1,910,000	1,936,100
Boston Scientific Corp 4.500% due 01/15/15	8,240,000	8,844,973
Cardinal Health Inc 5.500% due 06/15/13	4,940,000	5,204,003
Express Scripts Inc
3.125% due 05/15/16	2,750,000	2,865,800
5.250% due 06/15/12	5,785,000	5,834,415
6.250% due 06/15/14	3,220,000	3,541,401
Gilead Sciences Inc 2.400% due 12/01/14	3,265,000	3,379,628
Life Technologies Corp
3.375% due 03/01/13	6,510,000	6,625,175
3.500% due 01/15/16	4,365,000	4,537,112
Teva Pharmaceutical Finance III BV (Netherlands) 0.974% due 03/21/14 §	930,000	932,943
UnitedHealth Group Inc 1.875% due 11/15/16	2,145,000	2,167,104
Watson Pharmaceuticals Inc 5.000% due 08/15/14	4,245,000	4,546,977

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
WellPoint Inc
6.000% due 02/15/14	$4,017,000	$4,374,633
6.800% due 08/01/12	1,925,000	1,963,862

		60,624,584

Industrials - 2.7%

ACCO Brands Corp 10.625% due 03/15/15	1,700,000	1,859,392
Casella Waste Systems Inc 11.000% due 07/15/14	1,650,000	1,773,750
CSX Corp 5.750% due 03/15/13	3,375,000	3,528,725
Delta Air Lines Inc 12.250% due 03/15/15 ~	1,700,000	1,840,250
ERAC USA Finance LLC
2.750% due 07/01/13 ~	9,825,000	9,946,584
2.750% due 03/15/17 ~	2,050,000	2,049,793
5.800% due 10/15/12 ~	1,000,000	1,024,321
GATX Corp 3.500% due 07/15/16	4,875,000	4,961,858
John Deere Capital Corp 4.950% due 12/17/12	7,750,000	7,996,318
Roper Industries Inc 6.625% due 08/15/13	1,000,000	1,064,592
Southwest Airlines Co 5.250% due 10/01/14	4,000,000	4,303,608
United Air Lines Inc 9.875% due 08/01/13 ~	1,750,000	1,846,250
Waste Management Inc
5.000% due 03/15/14	2,925,000	3,143,740
6.375% due 11/15/12	3,605,000	3,726,766

		49,065,947

Information Technology - 1.2%

Broadcom Corp
1.500% due 11/01/13	2,045,000	2,068,740
2.375% due 11/01/15	2,385,000	2,484,805
Fiserv Inc 3.125% due 06/15/16	1,435,000	1,467,497
Hewlett-Packard Co
2.350% due 03/15/15	4,570,000	4,660,180
2.600% due 09/15/17	3,535,000	3,536,393
2.625% due 12/09/14	850,000	877,587
HP Enterprise Services LLC 6.000% due 08/01/13	2,950,000	3,136,051
Xerox Corp
1.318% due 05/16/14 §	1,845,000	1,831,886
2.950% due 03/15/17	800,000	809,122

		20,872,261

Materials - 1.5%

ArcelorMittal (Luxembourg)
3.750% due 02/25/15	740,000	752,554
5.375% due 06/01/13	3,765,000	3,908,480
Barrick Gold Corp (Canada) 1.750% due 05/30/14	3,900,000	3,949,908
Barrick Gold Financeco LLC 6.125% due 09/15/13	2,000,000	2,145,780
CRH America Inc 5.300% due 10/15/13	1,220,000	1,281,194
Ecolab Inc 2.375% due 12/08/14	3,725,000	3,860,277
Rio Tinto Finance USA Ltd (Australia) 8.950% due 05/01/14	3,500,000	4,059,153
The Dow Chemical Co 2.500% due 02/15/16	6,250,000	6,420,313

		26,377,659

Telecommunication Services - 3.2%

America Movil SAB de CV (Mexico)
2.375% due 09/08/16	3,640,000	3,702,291
3.625% due 03/30/15	2,500,000	2,655,465
AT&T Inc
0.875% due 02/13/15	3,760,000	3,740,354
6.700% due 11/15/13	3,925,000	4,295,084
British Telecommunications PLC (United Kingdom) 5.150% due 01/15/13	4,000,000	4,133,592
CenturyLink Inc 7.875% due 08/15/12	2,085,000	2,133,147
Crown Castle Towers LLC 4.523% due 01/15/35 ~	7,250,000	7,587,553
Digicel Ltd (Bermuda) 12.000% due 04/01/14 ~	1,650,000	1,852,125
GTP Acquisition Partners I LLC 4.347% due 06/15/41 ~	2,485,000	2,560,988
Telecom Italia Capital SA (Luxembourg) 5.250% due 11/15/13	7,675,000	7,905,250
Telefonica Emisiones SAU (Spain) 5.855% due 02/04/13	7,150,000	7,393,987
Verizon Virginia Inc 4.625% due 03/15/13	10,735,000	11,141,427

		59,101,263

Utilities - 4.8%

Abu Dhabi National Energy Co (United Arab Emirates) 5.620% due 10/25/12 ~	6,345,000	6,503,625
Atmos Energy Corp 4.950% due 10/15/14	1,000,000	1,089,078
CenterPoint Energy Resources Corp 7.875% due 04/01/13	2,600,000	2,774,330
CMS Energy Corp 2.750% due 05/15/14	5,000,000	5,026,755
Commonwealth Edison Co 1.950% due 09/01/16	1,605,000	1,632,108
Dominion Resources Inc 1.950% due 08/15/16	2,165,000	2,196,618
DTE Energy Co 1.180% due 06/03/13 §	3,300,000	3,313,523
Duke Energy Corp 2.150% due 11/15/16	6,350,000	6,478,511
Enel Finance International NV (Netherlands) 5.700% due 01/15/13 ~	4,825,000	4,922,200
Georgia Power Co 1.300% due 09/15/13	5,150,000	5,205,074
Great Plains Energy Inc 2.750% due 08/15/13	2,915,000	2,965,686
Iberdrola Finance Ireland Ltd (Ireland) 3.800% due 09/11/14 ~	3,195,000	3,280,553
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	4,240,000	4,326,093
MidAmerican Energy Holdings Co 5.000% due 02/15/14	7,054,000	7,586,344
Mississippi Power Co 2.350% due 10/15/16	1,430,000	1,476,561
NiSource Finance Corp
5.400% due 07/15/14	3,539,000	3,849,972
6.150% due 03/01/13	891,000	930,982
Progress Energy Inc 6.050% due 03/15/14	3,448,000	3,782,432
PSEG Power LLC 2.750% due 09/15/16	1,755,000	1,773,196
Sempra Energy 1.234% due 03/15/14 §	6,255,000	6,260,060

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Sierra Pacific Power Co 5.450% due 09/01/13	$1,065,000	$1,130,220
Southern Co 1.950% due 09/01/16	1,995,000	2,028,696
Virginia Electric & Power Co 5.100% due 11/30/12	3,500,000	3,605,332
Wisconsin Electric Power Co 6.000% due 04/01/14	5,375,000	5,936,666

		88,074,615

Total Corporate Bonds & Notes
(Cost $918,528,624)		926,820,648

MORTGAGE-BACKED SECURITIES - 26.1%

Collateralized Mortgage Obligations - Commercial - 3.9%

Banc of America Commercial Mortgage Inc 5.546% due 02/10/51 "	2,521,704	2,527,415
Bear Stearns Commercial Mortgage Securities
4.674% due 06/11/41 "	465,000	506,955
4.978% due 07/11/42 " §	4,200,000	4,527,020
5.116% due 02/11/41 " §	3,695,000	4,042,070
5.200% due 01/12/41 " §	8,399,000	8,934,789
Citigroup Commercial Mortgage Trust 5.361% due 04/15/40 " §	4,070,000	4,373,233
Commercial Mortgage Pass-Through Certificates 5.526% due 07/10/37 " §	7,355,000	7,951,928
DBUBS Mortgage Trust 2.238% due 08/10/44 "	2,505,953	2,570,050
GE Capital Commercial Mortgage Corp 4.772% due 06/10/48 " §	3,730,000	4,037,246
GMAC Commercial Mortgage Securities Inc 4.079% due 05/10/36 "	2,770,000	2,826,541
JPMorgan Chase Commercial Mortgage Securities Corp
1.525% due 07/15/46 " ~	5,521,981	5,551,043
4.719% due 01/15/38 "	4,385,000	4,604,925
5.355% due 06/12/41 " §	5,255,000	5,670,119
Morgan Stanley Capital I
1.480% due 06/15/44 " ~	3,463,284	3,472,689
4.780% due 12/13/41 "	5,259,000	5,667,054
WF-RBS Commercial Mortgage Trust 1.607% due 06/15/44 " ~	3,970,276	3,999,527

		71,262,604

Collateralized Mortgage Obligations - Residential - 7.8%

Bear Stearns Adjustable Rate Mortgage Trust
2.572% due 04/25/34 " §	481,880	435,467
3.207% due 11/25/34 " §	1,636,653	1,630,094
Bear Stearns Alt-A Trust
0.592% due 01/25/35 " §	2,411,838	2,097,156
0.882% due 04/25/34 " §	702,972	620,135
Chase Mortgage Finance Corp
2.718% due 02/25/37 " §	1,547,828	1,494,010
2.757% due 02/25/37 " §	720,853	661,272
2.794% due 02/25/37 " §	3,988,718	4,022,799
2.818% due 02/25/37 " §	2,868,442	2,646,739
2.831% due 02/25/37 " §	1,615,298	1,594,948
Countrywide Home Loan Mortgage Pass-Through Trust
2.668% due 02/19/34 " §	2,134,588	1,914,584
2.726% due 11/20/34 " §	690,490	564,130
Fannie Mae 5.000% due 08/25/19 "	10,793,234	11,633,908
FDIC Structured Sale Guaranteed Notes 0.791% due 02/25/48 " § ~	2,199,495	2,127,929
Fosse Master Issuer PLC (United Kingdom) 1.965% due 10/18/54 " § ~	2,295,000	2,309,353
Freddie Mac
0.692% due 05/15/36 " §	994,318	995,846
0.742% due 08/15/41 " §	7,026,316	7,038,900
7.000% due 09/15/30 "	1,363,570	1,608,817
Harborview Mortgage Loan Trust 0.582% due 06/20/35 " §	1,072,097	887,437
Holmes Master Issuer PLC (United Kingdom) 2.117% due 10/21/54 " § ~	2,425,000	2,443,156
JPMorgan Mortgage Trust
2.777% due 07/25/35 " §	643,199	621,313
2.807% due 07/25/35 " §	2,276,595	2,169,311
2.853% due 07/25/35 " §	2,205,072	2,050,962
MASTR Adjustable Rate Mortgages Trust 1.960% due 09/25/34 " §	851,070	670,590
Merrill Lynch Mortgage Investors Inc 2.572% due 12/25/35 " §	5,582,000	4,047,779
NCUA Guaranteed Notes
0.611% due 11/06/17 " §	5,352,593	5,352,593
0.621% due 03/06/20 " §	5,583,313	5,579,851
0.621% due 04/06/20 " §	5,444,425	5,447,828
0.641% due 02/06/20 " §	5,030,166	5,027,802
0.641% due 03/11/20 " §	5,605,748	5,609,252
0.691% due 01/08/20 " §	3,735,719	3,742,144
0.691% due 10/07/20 " §	3,325,478	3,330,666
1.840% due 10/07/20 "	825,736	835,348
Sequoia Mortgage Trust 1.073% due 11/20/34 " §	861,438	802,757
Silverstone Master Issuer PLC (United Kingdom)
1.792% due 01/21/55 " § ~	14,655,000	14,733,022
1.961% due 01/21/55 " § ~	7,600,000	7,638,068
2.111% due 01/21/55 " § ~	3,620,000	3,643,867
Structured Adjustable Rate Mortgage Loan Trust
2.530% due 05/25/34 " §	1,040,998	1,000,344
2.532% due 06/25/34 " §	3,732,798	3,436,059
2.729% due 11/25/34 " §	2,102,809	1,903,202
Structured Asset Securities Corp 2.662% due 07/25/33 " §	559,114	509,884
Washington Mutual Mortgage Pass-Through Certificates
0.532% due 07/25/45 " §	3,839,765	3,081,271
0.562% due 08/25/45 " §	2,526,278	2,086,342
2.489% due 09/25/35 " §	9,000,000	7,245,684
2.550% due 06/25/34 " §	995,608	988,153
Washington Mutual MSC Mortgage Pass-Through Certificates 7.000% due 03/25/34 "	907,649	969,775
Wells Fargo Mortgage-Backed Securities Trust 2.734% due 08/25/33 " §	2,141,632	2,168,267

		141,418,814

Fannie Mae - 12.6%

2.105% due 01/01/35 " §	40,518	43,113
2.187% due 05/01/35 " §	4,340,947	4,532,705
2.221% due 03/01/35 " §	1,087,116	1,138,580
2.294% due 05/01/35 " §	902,659	949,495
2.321% due 04/01/34 " §	2,634,817	2,740,015
2.340% due 02/01/33 - 02/01/34 " §	8,639,233	9,076,778
2.417% due 06/01/35 " §	1,864,309	1,961,255
2.452% due 10/01/34 " §	1,144,418	1,205,541
2.454% due 07/01/35 " §	1,940,303	2,079,817
2.459% due 12/01/33 " §	2,245,986	2,391,439
2.460% due 01/01/35 " §	1,582,685	1,687,508
2.500% due 05/01/33 " §	55,027	55,503
2.522% due 06/01/33 " §	1,935,843	2,041,831
2.527% due 12/01/33 " §	2,102,965	2,240,361
2.542% due 04/01/33 " §	441,791	470,663
2.550% due 08/01/33 " §	3,439,932	3,670,683
2.560% due 11/01/35 " §	1,388,944	1,484,229

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
2.654% due 04/01/35 " §	$1,784,117	$1,903,516
2.660% due 02/01/33 - 07/01/35 " §	2,747,469	2,933,093
2.678% due 05/01/33 " §	1,926,091	2,042,623
2.723% due 02/01/34 " §	1,684,703	1,800,371
3.500% due 03/01/26 - 01/01/27 "	13,184,824	13,847,872
4.000% due 04/01/26 - 11/01/40 "	12,754,293	13,552,603
4.500% due 03/01/25 - 04/01/26 "	44,329,429	47,525,321
4.835% due 06/01/35 " §	1,622,221	1,721,353
5.500% due 01/01/18 - 12/01/39 "	91,531,128	100,082,953
6.000% due 01/01/18 "	3,573,787	3,829,037
6.500% due 05/01/33 "	2,280,647	2,596,256
7.000% due 05/01/33 - 06/01/33 "	918,340	1,039,567

		230,644,081

Freddie Mac - 1.1%

2.379% due 09/01/35 " §	4,046,903	4,277,523
2.465% due 08/01/35 " §	3,624,765	3,849,173
2.475% due 03/01/35 " §	1,222,740	1,305,295
2.555% due 03/01/35 " §	1,109,345	1,184,453
3.682% due 02/01/35 " §	716,311	748,047
5.500% due 03/01/18 - 01/01/20 "	1,321,382	1,442,756
6.000% due 04/01/33 "	6,114,377	6,868,411

		19,675,658

Government National Mortgage Association - 0.7%

1.625% due 09/20/34 " §	1,814,134	1,875,641
1.750% due 01/20/35 " §	3,443,423	3,566,195
5.500% due 07/15/20 "	1,423,778	1,551,896
6.000% due 01/15/22 "	5,741,471	6,270,239

		13,263,971

Total Mortgage-Backed Securities
(Cost $474,652,476)		476,265,128

ASSET-BACKED SECURITIES - 10.4%

Ally Auto Receivables Trust 0.970% due 08/17/15 "	2,825,000	2,837,345
Ally Master Owner Trust
1.810% due 05/15/16 "	8,020,000	8,139,674
2.150% due 01/15/16 "	6,395,000	6,534,160
American Express Credit Account Master Trust 0.412% due 04/17/17 " §	4,545,000	4,556,994
AmeriCredit Automobile Receivables Trust 1.730% due 02/08/17 "	1,840,000	1,842,828
Bank of America Auto Trust
1.670% due 12/15/13 " ~	2,313,159	2,317,390
2.130% due 09/15/13 " ~	751,171	752,011
Capital Auto Receivables Asset Trust 8.250% due 01/15/15 " ~	4,255,000	4,601,122
CarMax Auto Owner Trust
0.890% due 09/15/16 "	1,885,000	1,884,006
0.910% due 12/15/15 "	4,460,000	4,474,690
CNH Equipment Trust
0.940% due 05/15/17 "	3,375,000	3,381,875
1.030% due 11/17/14 "	607,743	609,093
3.000% due 08/17/15 "	1,269,646	1,289,133
5.170% due 10/15/14 "	1,075,139	1,093,097
College Loan Corp Trust
0.660% due 07/25/24 " §	10,000,000	9,499,645
0.720% due 04/25/21 " §	6,946,618	6,934,805
Collegiate Funding Services Education Loan Trust 0.563% due 12/28/21 " §	3,403,114	3,356,095
Ford Credit Auto Lease Trust
0.850% due 01/15/15 "	2,690,000	2,690,813
1.340% due 09/15/14 "	1,670,000	1,685,651
Ford Credit Auto Owner Trust
1.510% due 01/15/14 "	2,347,953	2,355,090
4.050% due 10/15/16 "	915,000	966,388
Ford Credit Floorplan Master Owner Trust
4.200% due 02/15/17 " ~	4,425,000	4,792,210
4.990% due 02/15/17 " ~	3,165,000	3,401,594
GE Capital Credit Card Master Note Trust
0.722% due 05/15/19 " §	2,840,000	2,855,767
1.030% due 01/15/18 "	4,300,000	4,321,426
Honda Auto Receivables Owner Trust 1.550% due 08/18/17 "	4,520,000	4,597,390
Huntington Auto Trust 0.810% due 09/15/16 "	4,930,000	4,936,267
Hyundai Auto Receivables Trust
0.720% due 03/15/16 "	2,625,000	2,625,786
1.650% due 02/15/17 "	3,600,000	3,665,490
John Deere Owner Trust 1.320% due 05/15/14 "	703,295	705,442
KnowledgeWorks Foundation 1.441% due 02/25/42 " §	1,941,070	1,878,325
Mercedes-Benz Auto Lease Trust 1.240% due 07/17/17 " ~	2,745,000	2,765,931
Mercedes-Benz Auto Receivables Trust 1.220% due 12/15/17 "	5,460,000	5,502,435
NCUA Guaranteed Notes 0.593% due 12/07/20 " §	2,995,304	3,006,327
Nelnet Student Loan Trust 1.340% due 07/27/48 " § ~	2,302,114	2,296,846
Nissan Auto Lease Trust
0.920% due 02/16/15 "	2,330,000	2,329,675
1.040% due 08/15/14 "	5,480,000	5,509,858
NorthStar Education Finance Inc 0.673% due 04/28/16 " §	3,975,187	3,877,278
Porsche Financial Auto Securitization Trust 1.190% due 12/17/18 " ~	2,665,000	2,687,787
Porsche Innovative Lease Owner Trust 1.260% due 11/20/17 " ~	2,895,000	2,920,094
SLM Student Loan Trust
0.560% due 07/25/17 " §	5,442,521	5,403,781
0.590% due 07/25/18 " §	14,280,948	14,220,451
SMART Trust (Australia)
1.040% due 09/14/14 " ~	3,895,000	3,895,123
1.540% due 03/14/15 " ~	1,345,000	1,353,940
SunTrust Student Loan Trust 0.653% due 07/28/20 " § ~	3,511,427	3,499,595
Wachovia Student Loan Trust 0.670% due 07/27/20 " §	4,176,590	4,155,768
World Financial Network Credit Card Master Trust
0.372% due 02/15/17 " § ~	15,000,000	14,945,446
3.790% due 05/15/16 "	5,800,000	5,852,943

Total Asset-Backed Securities
(Cost $189,631,767)		189,804,880

U.S. GOVERNMENT AGENCY ISSUES - 3.2%

Fannie Mae 0.750% due 12/19/14	35,950,000	36,130,073
Freddie Mac
0.500% due 04/17/15	8,915,000	8,884,707
0.750% due 11/25/14	5,975,000	6,009,619
4.500% due 01/15/13	5,900,000	6,099,615

Total U.S. Government Agency Issues
(Cost $57,072,934)		57,124,014

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 4.0%

U.S. Treasury Inflation Protected Securities - 2.6%

0.500% due 04/15/15 ∧	$9,678,694	$10,270,004
3.000% due 07/15/12 ∧	35,424,627	36,243,822

		46,513,826

U.S. Treasury Notes - 1.4%

1.000% due 08/31/16	11,370,000	11,417,970
1.000% due 10/31/16	14,640,000	14,674,316

		26,092,286

Total U.S. Treasury Obligations
(Cost $72,071,370)		72,606,112

MUNICIPAL BONDS - 0.5%

Florida Hurricane Catastrophe Fund Finance Corp ‘A’
1.022% due 10/15/12 §	9,230,000	9,230,739

Total Municipal Bonds
(Cost $9,230,000)		9,230,739

SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $42,835,580; collateralized by Federal Home Loan Bank: 0.210% due 08/20/13 and value $43,692,650)	42,835,544	42,835,544

Total Short-Term Investment
(Cost $42,835,544)		42,835,544

TOTAL INVESTMENTS - 97.3%
(Cost $1,764,022,715)		1,774,687,065

OTHER ASSETS & LIABILITIES, NET - 2.7%		49,757,868

NET ASSETS - 100.0%		$1,824,444,933

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Forward foreign currency contracts outstanding as of March 31, 2012 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	CNY	87,010,000	06/12	SSB	$174,093
Sell	CNY	85,860,000	06/12	CSF	(212,303)
Sell	CNY	1,150,000	06/12	DUB	(2,667)

Total Forward Foreign Currency Contracts					($40,877)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$926,820,648	$-	$926,820,648	$-
	Mortgage-Backed Securities	476,265,128	-	452,396,724	23,868,404
	Asset-Backed Securities	189,804,880	-	186,798,553	3,006,327
	U.S. Government Agency Issues	57,124,014	-	57,124,014	-
	U.S. Treasury Obligations	72,606,112	-	72,606,112	-
	Municipal Bonds	9,230,739	-	9,230,739	-
	Short-Term Investment	42,835,544	-	42,835,544	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	174,093	-	174,093	-

	Total Assets	1,774,861,158	-	1,747,986,427	26,874,731

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(214,970)	-	(214,970)	-

	Total Liabilities	(214,970)	-	(214,970)	-

	Total	$1,774,646,188	$-	$1,747,771,457	$26,874,731

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) for the period ended March 31, 2012:

	Mortgage-Backed	Asset-Backed
	Securities	Securities	Total
Value, Beginning of Period	$25,066,827	$3,109,120	$28,175,947
Purchases	-	-	-
Sales (includes paydowns)	(1,197,774)	(104,795)	(1,302,569)
Accrued Discounts (Premiums)	2	-	2
Net Realized Gains (Losses)	6	-	6
Change in Net Unrealized Appreciation (Depreciation)	(657)	2,002	1,345
Transfers In	-	-	-
Transfers Out	-	-	-

Value, End of Period	$23,868,404	$3,006,327	$26,874,731

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($657)	$2,002	$1,345

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth Fund - Class 1	13,549,252	$809,974,293

TOTAL INVESTMENTS - 100.0%
(Cost $696,010,395)		809,974,293

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(316,039)

NET ASSETS - 100.0%		$809,658,254

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth-Income Fund - Class 1	34,347,226	$1,269,816,931

TOTAL INVESTMENTS - 100.0%
(Cost $1,153,355,237)		1,269,816,931

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(485,446)

NET ASSETS - 100.0%		$1,269,331,485

Note to Schedule of Investments

(a)	The American Funds Growth-Income Portfolio’s investment is an affiliated mutual fund (see Note 4 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
American Funds Growth Portfolio
Assets	Mutual Fund	$809,974,293	$809,974,293	$-	$-

American Funds Growth-Income Portfolio
Assets	Affiliated Mutual Fund	$1,269,816,931	$1,269,816,931	$-	$-

American Funds Growth and American Funds Growth-Income Portfolios (each a ”Feeder Portfolio”, collectively ”the Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a ”Master Fund”, collectively the ”Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Consumer Discretionary - 15.6%

Carnival Corp (Panama)	391,567	$12,561,469
Comcast Corp ‘A’	2,707,287	81,245,683
General Motors Co *	1,263,581	32,410,853
Lowe’s Cos Inc	892,434	28,004,579
News Corp ‘B’	1,903,515	38,032,230
Staples Inc	1,162,637	18,811,467
Target Corp	298,445	17,390,390
Time Warner Cable Inc	570,567	46,501,210
Time Warner Inc	721,989	27,255,085
Viacom Inc ‘B’	917,287	43,534,441

		345,747,407

Consumer Staples - 7.4%

Avon Products Inc	380,728	7,370,894
CVS Caremark Corp	946,706	42,412,429
Kraft Foods Inc ‘A’	978,499	37,192,747
PepsiCo Inc	162,005	10,749,032
The Procter & Gamble Co	124,089	8,340,022
Unilever NV ‘NY’ (Netherlands)	1,082,347	36,832,268
Wal-Mart Stores Inc	359,485	22,000,482

		164,897,874

Energy - 12.4%

BP PLC ADR (United Kingdom)	1,034,532	46,553,940
Chesapeake Energy Corp	665,968	15,430,479
Chevron Corp	406,738	43,618,583
Halliburton Co	1,209,691	40,149,644
Murphy Oil Corp	435,591	24,510,706
Noble Corp (Switzerland)	327,475	12,270,488
QEP Resources Inc	410,479	12,519,609
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	623,411	43,719,813
Weatherford International Ltd * (Switzerland)	2,406,351	36,311,837

		275,085,099

Financials - 22.9%

Aflac Inc	183,261	8,428,173
Bank of America Corp	3,265,331	31,249,218
Citigroup Inc	1,882,561	68,807,605
Fifth Third Bancorp	1,385,091	19,460,529
JPMorgan Chase & Co	1,599,395	73,540,182
MetLife Inc	729,400	27,243,090
Morgan Stanley	1,100,358	21,611,031
State Street Corp	248,556	11,309,298
The Allstate Corp	1,628,840	53,621,413
The Bank of New York Mellon Corp	1,921,042	46,354,743
The Goldman Sachs Group Inc	174,676	21,724,454
The PNC Financial Services Group Inc	546,853	35,266,550
The Travelers Cos Inc	455,751	26,980,459
U.S. Bancorp	503,511	15,951,229
Wells Fargo & Co	1,404,696	47,956,321

		509,504,295

Health Care - 13.9%

Bristol-Myers Squibb Co	1,272,696	42,953,490
Cardinal Health Inc	487,827	21,030,222
GlaxoSmithKline PLC ADR (United Kingdom)	519,479	23,329,802
Merck & Co Inc	1,085,333	41,676,787
Novartis AG (Switzerland)	141,393	7,825,406
Pfizer Inc	2,616,110	59,281,053
Roche Holding AG ADR (Switzerland)	438,892	19,153,247
Sanofi ADR (France)	621,242	24,073,127
UnitedHealth Group Inc	775,639	45,716,163
WellPoint Inc	312,728	23,079,326

		308,118,623

Industrials - 6.3%

Emerson Electric Co	327,534	17,090,724
General Electric Co	1,780,839	35,741,439
Honeywell International Inc	370,497	22,618,842
Ingersoll-Rand PLC (Ireland)	1,168,013	48,297,338
Textron Inc	617,327	17,180,210

		140,928,553

Information Technology - 11.6%

Cisco Systems Inc	938,605	19,851,496
Corning Inc	1,269,776	17,878,446
Dell Inc *	927,992	15,404,667
eBay Inc *	1,296,868	47,841,461
Hewlett-Packard Co	1,564,415	37,280,009
Intel Corp	610,139	17,151,007
KLA-Tencor Corp	149,954	8,160,497
Microsoft Corp	1,884,746	60,783,059
Yahoo! Inc *	2,199,946	33,483,178

		257,833,820

Materials - 3.5%

Alcoa Inc	2,485,356	24,903,267
International Paper Co	1,500,770	52,677,027

		77,580,294

Telecommunication Services - 3.5%

AT&T Inc	761,105	23,769,309
Verizon Communications Inc	825,155	31,545,676
Vodafone Group PLC ADR (United Kingdom)	803,151	22,223,188

		77,538,173

Utilities - 2.7%

FirstEnergy Corp	551,320	25,134,679
PPL Corp	1,205,951	34,080,175

		59,214,854

Total Common Stocks
(Cost $1,869,350,190)		2,216,448,992

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $24,423,670; collateralized by U.S. Treasury Notes: 0.125% due 09/30/13 and value $24,912,563)	$24,423,649	24,423,649

Total Short-Term Investment
(Cost $24,423,649)		24,423,649

TOTAL INVESTMENTS - 100.9%
(Cost $1,893,773,839)		2,240,872,641

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(20,774,937)

NET ASSETS - 100.0%		$2,220,097,704

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$2,216,448,992	$2,216,448,992	$-	$-
	Short-Term Investment	24,423,649	-	24,423,649	-

	Total	$2,240,872,641	$2,216,448,992	$24,423,649	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Consumer Discretionary - 15.1%

Carnival Corp (Panama)	220,900	$7,086,472
Family Dollar Stores Inc	122,900	7,777,112
Hasbro Inc	153,500	5,636,520
Johnson Controls Inc	277,300	9,006,704
Kohl’s Corp	223,000	11,156,690
Marriott International Inc ‘A’	190,200	7,199,070
Mattel Inc	212,400	7,149,384
McDonald’s Corp	144,000	14,126,400
Nike Inc ‘B’	47,700	5,172,588
Omnicom Group Inc	255,100	12,920,815
Ross Stores Inc	243,600	14,153,160
Target Corp	75,600	4,405,212
The Home Depot Inc	249,900	12,572,469
The McGraw-Hill Cos Inc	166,200	8,055,714
The Walt Disney Co	144,700	6,334,966
Time Warner Cable Inc	203,400	16,577,100
Time Warner Inc	347,700	13,125,675

		162,456,051

Consumer Staples - 9.0%

Colgate-Palmolive Co	55,700	5,446,346
Costco Wholesale Corp	58,800	5,339,040
General Mills Inc	269,900	10,647,555
Kellogg Co	107,400	5,759,862
Kimberly-Clark Corp	44,000	3,251,160
McCormick & Co Inc	89,300	4,860,599
PepsiCo Inc	266,800	17,702,180
Pernod-Ricard SA (France)	102,376	10,702,900
Philip Morris International Inc	125,400	11,111,694
Sysco Corp	179,600	5,362,856
The Coca-Cola Co	80,100	5,928,201
Wal-Mart Stores Inc	137,000	8,384,400
Walgreen Co	69,400	2,324,206

		96,820,999

Energy - 9.7%

Baker Hughes Inc	145,200	6,089,688
Chevron Corp	154,100	16,525,684
Diamond Offshore Drilling Inc	46,200	3,083,850
EQT Corp	102,600	4,946,346
Exxon Mobil Corp	214,900	18,638,277
Occidental Petroleum Corp	120,100	11,437,123
Peabody Energy Corp	127,000	3,677,920
Schlumberger Ltd (Netherlands)	179,900	12,580,407
Spectra Energy Corp	389,100	12,276,105
The Williams Cos Inc	290,300	8,944,143
Total SA ADR (France)	81,800	4,181,616
WPX Energy Inc *	148,400	2,672,684

		105,053,843

Financials - 14.8%

American Express Co	218,700	12,653,982
Aon Corp	243,300	11,936,298
Franklin Resources Inc	44,700	5,544,141
General Growth Properties Inc REIT	401,800	6,826,582
JPMorgan Chase & Co	412,500	18,966,750
MetLife Inc	131,100	4,896,585
Morgan Stanley	95,300	1,871,692
Northern Trust Corp	129,400	6,140,030
State Street Corp	150,700	6,856,850
The Allstate Corp	161,500	5,316,580
The Charles Schwab Corp	328,600	4,721,982
The Chubb Corp	143,400	9,910,374
The Goldman Sachs Group Inc	27,800	3,457,486
The PNC Financial Services Group Inc	132,400	8,538,476
U.S. Bancorp	612,400	19,400,832
Waddell & Reed Financial Inc ‘A’	188,500	6,109,285
Wells Fargo & Co	567,800	19,384,692
Willis Group Holdings PLC (Ireland)	192,900	6,747,642

		159,280,259

Health Care - 12.1%

Abbott Laboratories	28,100	1,722,249
AmerisourceBergen Corp	173,800	6,896,384
Baxter International Inc	155,100	9,271,878
C.R. Bard Inc	64,300	6,347,696
CIGNA Corp	119,000	5,860,750
Covidien PLC (Ireland)	159,200	8,705,056
DENTSPLY International Inc	382,800	15,361,764
Johnson & Johnson	139,900	9,227,804
McKesson Corp	180,900	15,877,593
Medtronic Inc	69,300	2,715,867
Merck & Co Inc	318,900	12,245,760
Pfizer Inc	1,077,600	24,418,416
Stryker Corp	157,600	8,743,648
Thermo Fisher Scientific Inc	52,400	2,954,312

		130,349,177

Industrials - 14.5%

C.H. Robinson Worldwide Inc	55,400	3,628,146
Cooper Industries PLC (Ireland)	206,000	13,173,700
Danaher Corp	310,800	17,404,800
Deere & Co	52,500	4,247,250
Expeditors International of Washington Inc	74,600	3,469,646
Fastenal Co	220,100	11,907,410
Fluor Corp	90,400	5,427,616
Illinois Tool Works Inc	74,700	4,266,864
Lockheed Martin Corp	44,700	4,016,742
Norfolk Southern Corp	105,400	6,938,482
Pall Corp	168,700	10,059,581
Republic Services Inc	277,400	8,477,344
Robert Half International Inc	169,200	5,126,760
Rockwell Collins Inc	119,100	6,855,396
Roper Industries Inc	168,500	16,708,460
Stanley Black & Decker Inc	56,800	4,371,328
United Parcel Service Inc ‘B’	187,100	15,102,712
United Technologies Corp	177,600	14,730,144

		155,912,381

Information Technology - 12.0%

Accenture PLC ‘A’ (Ireland)	273,400	17,634,300
Analog Devices Inc	91,600	3,700,640
Applied Materials Inc	461,500	5,741,060
Automatic Data Processing Inc	227,400	12,550,206
Cisco Systems Inc	361,400	7,643,610
International Business Machines Corp	46,100	9,618,765
Linear Technology Corp	64,200	2,163,540
Microchip Technology Inc	121,100	4,504,920
Microsoft Corp	482,700	15,567,075
QUALCOMM Inc	106,500	7,244,130
Texas Instruments Inc	429,700	14,442,217
The Western Union Co	339,900	5,982,240
Visa Inc ‘A’	138,000	16,284,000
Xilinx Inc	165,400	6,025,522

		129,102,225

Materials - 5.3%

Air Products & Chemicals Inc	65,700	6,031,260
Ecolab Inc	65,200	4,024,144
Nucor Corp	120,000	5,154,000
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	111,600	5,099,004
Praxair Inc	142,000	16,278,880
Sigma-Aldrich Corp	156,700	11,448,502
The Sherwin-Williams Co	82,500	8,965,275

		57,001,065

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Telecommunication Services - 3.5%

AT&T Inc	390,700	$12,201,561
Crown Castle International Corp *	318,400	16,983,456
Vodafone Group PLC ADR (United Kingdom)	320,900	8,879,303

		38,064,320

Utilities - 1.8%

Entergy Corp	114,100	7,667,520
Exelon Corp	136,600	5,356,086
Sempra Energy	107,300	6,433,708

		19,457,314

Total Common Stocks
(Cost $889,782,493)		1,053,497,634

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $27,462,230; collateralized by U.S. Treasury Notes: 0.750% due 08/15/13 and value $28,014,459)	$27,462,207	27,462,207

Total Short-Term Investment
(Cost $27,462,207)		27,462,207

TOTAL INVESTMENTS - 100.3%
(Cost $917,244,700)		1,080,959,841

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(3,387,059)

NET ASSETS - 100.0%		$1,077,572,782

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$162,456,051	$162,456,051	$-	$-
	Consumer Staples	96,820,999	86,118,099	10,702,900	-
	Energy	105,053,843	105,053,843	-	-
	Financials	159,280,259	159,280,259	-	-
	Health Care	130,349,177	130,349,177	-	-
	Industrials	155,912,381	155,912,381	-	-
	Information Technology	129,102,225	129,102,225	-	-
	Materials	57,001,065	57,001,065	-	-
	Telecommunication Services	38,064,320	38,064,320	-	-
	Utilities	19,457,314	19,457,314	-	-

		1,053,497,634	1,042,794,734	10,702,900	-
	Short-Term Investment	27,462,207	-	27,462,207	-

	Total	$1,080,959,841	$1,042,794,734	$38,165,107	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Consumer Discretionary - 10.9%

Abercrombie & Fitch Co ‘A’	16,985	$842,626
Amazon.com Inc *	72,198	14,620,817
Apollo Group Inc ‘A’ *	22,308	861,981
AutoNation Inc *	8,842	303,369
AutoZone Inc *	5,408	2,010,694
Bed Bath & Beyond Inc *	46,953	3,088,099
Best Buy Co Inc	56,276	1,332,616
Big Lots Inc *	12,958	557,453
BorgWarner Inc *	21,646	1,825,624
Cablevision Systems Corp ‘A’	42,979	630,932
CarMax Inc *	44,938	1,557,102
Carnival Corp (Panama)	89,826	2,881,618
CBS Corp ‘B’	128,726	4,365,099
Chipotle Mexican Grill Inc *	6,200	2,591,600
Coach Inc	57,070	4,410,370
Comcast Corp ‘A’	534,761	16,048,178
D.R. Horton Inc	55,087	835,670
Darden Restaurants Inc	25,474	1,303,250
DeVry Inc	11,849	401,326
DIRECTV ‘A’ *	134,116	6,617,283
Discovery Communications Inc ‘A’ *	51,269	2,594,211
Dollar Tree Inc *	23,605	2,230,436
Expedia Inc	18,940	633,354
Family Dollar Stores Inc	23,329	1,476,259
Ford Motor Co	753,756	9,414,412
GameStop Corp ‘A’	27,058	590,947
Gannett Co Inc	46,992	720,387
Genuine Parts Co	30,893	1,938,536
H&R Block Inc	58,009	955,408
Harley-Davidson Inc	45,328	2,224,698
Harman International Industries Inc	13,954	653,187
Hasbro Inc	23,083	847,608
International Game Technology	59,003	990,660
J.C. Penney Co Inc	28,707	1,017,089
Johnson Controls Inc	135,007	4,385,027
Kohl’s Corp	50,261	2,514,558
Leggett & Platt Inc	27,843	640,667
Lennar Corp ‘A’	32,362	879,599
Limited Brands Inc	48,781	2,341,488
Lowe’s Cos Inc	246,113	7,723,026
Macy’s Inc	82,144	3,263,581
Marriott International Inc ‘A’	52,971	2,004,952
Mattel Inc	67,231	2,262,996
McDonald’s Corp	201,997	19,815,906
Netflix Inc *	10,947	1,259,343
Newell Rubbermaid Inc	57,198	1,018,696
News Corp ‘A’	426,867	8,405,011
Nike Inc ‘B’	72,809	7,895,408
Nordstrom Inc	31,702	1,766,435
O’Reilly Automotive Inc *	25,249	2,306,496
Omnicom Group Inc	54,103	2,740,317
priceline.com Inc *	9,877	7,086,748
PulteGroup Inc *	66,256	586,366
Ralph Lauren Corp	12,818	2,234,562
Ross Stores Inc	45,344	2,634,486
Scripps Networks Interactive Inc ‘A’	18,934	921,896
Sears Holdings Corp *	7,540	499,525
Staples Inc	137,656	2,227,274
Starbucks Corp	149,417	8,350,916
Starwood Hotels & Resorts Worldwide Inc	38,896	2,194,123
Target Corp	133,190	7,760,981
The Gap Inc	65,853	1,721,397
The Goodyear Tire & Rubber Co *	48,518	544,372
The Home Depot Inc	305,720	15,380,773
The Interpublic Group of Cos Inc	88,476	1,009,511
The McGraw-Hill Cos Inc	55,133	2,672,297
The TJX Cos Inc	149,588	5,940,140
The Walt Disney Co	355,456	15,561,864
The Washington Post Co ‘B’	951	355,265
Tiffany & Co	25,179	1,740,624
Time Warner Cable Inc	62,289	5,076,554
Time Warner Inc	192,297	7,259,212
TripAdvisor Inc *	18,917	674,769
Urban Outfitters Inc *	22,173	645,456
VF Corp	17,328	2,529,541
Viacom Inc ‘B’	107,122	5,084,010
Whirlpool Corp	15,146	1,164,122
Wyndham Worldwide Corp	28,945	1,346,232
Wynn Resorts Ltd	15,750	1,966,860
Yum! Brands Inc	91,309	6,499,375

		276,265,656

Consumer Staples - 10.7%

Altria Group Inc	405,692	12,523,712
Archer-Daniels-Midland Co	131,215	4,154,267
Avon Products Inc	85,469	1,654,680
Beam Inc	31,158	1,824,924
Brown-Forman Corp ‘B’	19,701	1,642,866
Campbell Soup Co	35,399	1,198,256
Coca-Cola Enterprises Inc	59,562	1,703,473
Colgate-Palmolive Co	95,109	9,299,758
ConAgra Foods Inc	81,825	2,148,725
Constellation Brands Inc ‘A’ *	34,058	803,428
Costco Wholesale Corp	86,254	7,831,863
CVS Caremark Corp	258,285	11,571,168
Dean Foods Co *	36,912	447,004
Dr Pepper Snapple Group Inc	42,059	1,691,192
General Mills Inc	127,847	5,043,564
H.J. Heinz Co	63,441	3,397,266
Hormel Foods Corp	27,231	803,859
Kellogg Co	48,875	2,621,166
Kimberly-Clark Corp	78,075	5,768,962
Kraft Foods Inc ‘A’	350,672	13,329,043
Lorillard Inc	26,178	3,389,527
McCormick & Co Inc	26,300	1,431,509
Mead Johnson Nutrition Co	40,390	3,331,367
Molson Coors Brewing Co ‘B’	31,148	1,409,447
PepsiCo Inc	311,485	20,667,030
Philip Morris International Inc	341,477	30,258,277
Reynolds American Inc	66,271	2,746,270
Safeway Inc	53,393	1,079,073
Sara Lee Corp	117,325	2,526,007
SUPERVALU Inc	41,501	236,971
Sysco Corp	115,932	3,461,730
The Clorox Co	25,743	1,769,831
The Coca-Cola Co	448,832	33,218,056
The Estee Lauder Cos Inc ‘A’	44,524	2,757,817
The Hershey Co	30,407	1,864,861
The J.M. Smucker Co	22,483	1,829,217
The Kroger Co	113,989	2,761,954
The Procter & Gamble Co	546,244	36,713,059
Tyson Foods Inc ‘A’	57,708	1,105,108
Wal-Mart Stores Inc	346,380	21,198,456
Walgreen Co	173,232	5,801,540
Whole Foods Market Inc	32,191	2,678,291

		271,694,574

Energy - 11.2%

Alpha Natural Resources Inc *	43,709	664,814
Anadarko Petroleum Corp	98,847	7,743,674
Apache Corp	76,218	7,655,336
Baker Hughes Inc	86,779	3,639,511
Cabot Oil & Gas Corp	41,603	1,296,766
Cameron International Corp *	48,822	2,579,266
Chesapeake Energy Corp	131,387	3,044,237
Chevron Corp	392,066	42,045,158

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
ConocoPhillips	253,785	$19,290,198
CONSOL Energy Inc	45,038	1,535,796
Denbury Resources Inc *	77,403	1,411,057
Devon Energy Corp	80,141	5,699,628
Diamond Offshore Drilling Inc	13,782	919,948
El Paso Corp	153,273	4,529,217
EOG Resources Inc	53,365	5,928,851
EQT Corp	29,581	1,426,100
Exxon Mobil Corp	934,711	81,067,485
FMC Technologies Inc *	47,414	2,390,614
Halliburton Co	183,045	6,075,264
Helmerich & Payne Inc	21,351	1,151,886
Hess Corp	60,011	3,537,648
Marathon Oil Corp	139,602	4,425,383
Marathon Petroleum Corp	68,939	2,989,195
Murphy Oil Corp	38,450	2,163,581
Nabors Industries Ltd * (Bermuda)	57,444	1,004,696
National Oilwell Varco Inc	84,131	6,685,891
Newfield Exploration Co *	26,194	908,408
Noble Corp (Switzerland)	50,011	1,873,912
Noble Energy Inc	35,140	3,435,989
Occidental Petroleum Corp	160,847	15,317,460
Peabody Energy Corp	54,036	1,564,883
Pioneer Natural Resources Co	24,480	2,731,723
QEP Resources Inc	35,095	1,070,397
Range Resources Corp	31,250	1,816,875
Rowan Cos Inc *	24,509	807,081
Schlumberger Ltd (Netherlands)	264,511	18,497,254
Southwestern Energy Co *	69,155	2,116,143
Spectra Energy Corp	129,136	4,074,241
Sunoco Inc	21,253	810,802
Tesoro Corp *	27,571	740,006
The Williams Cos Inc	117,333	3,615,030
Valero Energy Corp	110,082	2,836,813
WPX Energy Inc *	39,183	705,686

		283,823,903

Financials - 14.8%

ACE Ltd (Switzerland)	66,864	4,894,445
Aflac Inc	92,635	4,260,284
American Express Co	201,260	11,644,904
American International Group Inc *	106,702	3,289,623
American Tower Corp REIT	78,081	4,920,665
Ameriprise Financial Inc	44,007	2,514,120
Aon Corp	64,490	3,163,879
Apartment Investment & Management Co ‘A’ REIT	24,139	637,511
Assurant Inc	17,313	701,177
AvalonBay Communities Inc REIT	18,882	2,668,971
Bank of America Corp	2,128,418	20,368,960
BB&T Corp	138,274	4,340,421
Berkshire Hathaway Inc ‘B’ *	348,682	28,295,544
BlackRock Inc	19,905	4,078,535
Boston Properties Inc REIT	29,407	3,087,441
Capital One Financial Corp	109,757	6,117,855
CBRE Group Inc ‘A’ *	64,872	1,294,845
Cincinnati Financial Corp	32,185	1,110,704
Citigroup Inc	580,804	21,228,386
CME Group Inc ‘A’	13,177	3,812,501
Comerica Inc	39,195	1,268,350
Discover Financial Services	105,111	3,504,401
E*TRADE Financial Corp *	50,351	551,343
Equity Residential REIT	59,547	3,728,833
Federated Investors Inc ‘B’	18,239	408,736
Fifth Third Bancorp	182,432	2,563,170
First Horizon National Corp	50,853	527,854
Franklin Resources Inc	28,265	3,505,708
Genworth Financial Inc ‘A’ *	97,185	808,579
HCP Inc REIT	81,216	3,204,783
Health Care REIT Inc	41,706	2,292,162
Host Hotels & Resorts Inc REIT	140,325	2,304,137
Hudson City Bancorp Inc	105,221	769,166
Huntington Bancshares Inc	171,430	1,105,724
IntercontinentalExchange Inc *	14,396	1,978,298
Invesco Ltd (Bermuda)	88,483	2,359,842
JPMorgan Chase & Co	757,047	34,809,021
KeyCorp	189,004	1,606,534
Kimco Realty Corp REIT	80,566	1,551,701
Legg Mason Inc	24,652	688,530
Leucadia National Corp	39,274	1,025,051
Lincoln National Corp	57,778	1,523,028
Loews Corp	60,593	2,415,843
M&T Bank Corp	25,103	2,180,949
Marsh & McLennan Cos Inc	107,777	3,534,008
MetLife Inc	210,283	7,854,070
Moody’s Corp	38,933	1,639,079
Morgan Stanley	302,159	5,934,403
Northern Trust Corp	47,818	2,268,964
NYSE Euronext	51,227	1,537,322
People’s United Financial Inc	71,235	943,151
Plum Creek Timber Co Inc REIT	32,011	1,330,377
Principal Financial Group Inc	59,785	1,764,255
ProLogis Inc REIT	91,024	3,278,684
Prudential Financial Inc	93,210	5,908,582
Public Storage REIT	28,195	3,895,703
Regions Financial Corp	249,911	1,646,913
Simon Property Group Inc REIT	60,736	8,848,020
SLM Corp	100,847	1,589,349
State Street Corp	96,750	4,402,125
SunTrust Banks Inc	105,575	2,551,748
T. Rowe Price Group Inc	50,271	3,282,696
The Allstate Corp	98,822	3,253,220
The Bank of New York Mellon Corp	238,933	5,765,453
The Charles Schwab Corp	214,313	3,079,678
The Chubb Corp	53,770	3,716,045
The Goldman Sachs Group Inc	98,148	12,206,667
The Hartford Financial Services Group Inc	87,309	1,840,474
The NASDAQ OMX Group Inc *	24,760	641,284
The PNC Financial Services Group Inc	104,626	6,747,331
The Progressive Corp	121,275	2,811,155
The Travelers Cos Inc	77,954	4,614,877
Torchmark Corp	19,870	990,520
U.S. Bancorp	378,971	12,005,801
Unum Group	57,636	1,410,929
Ventas Inc REIT	57,298	3,271,716
Vornado Realty Trust REIT	36,705	3,090,561
Wells Fargo & Co	1,045,773	35,702,690
Weyerhaeuser Co REIT	106,400	2,332,288
XL Group PLC (Ireland)	62,605	1,357,902
Zions Bancorp	36,640	786,294

		376,946,848

Health Care - 11.4%

Abbott Laboratories	311,829	19,111,999
Aetna Inc	69,491	3,485,669
Agilent Technologies Inc	68,941	3,068,564
Allergan Inc	60,377	5,761,777
AmerisourceBergen Corp	51,134	2,028,997
Amgen Inc	156,955	10,671,370
Baxter International Inc	111,127	6,643,172
Becton Dickinson & Co	41,668	3,235,520
Biogen Idec Inc *	47,344	5,963,924
Boston Scientific Corp *	287,836	1,721,259
Bristol-Myers Squibb Co	334,782	11,298,892
C.R. Bard Inc	16,671	1,645,761
Cardinal Health Inc	68,557	2,955,492
CareFusion Corp *	44,430	1,152,070
Celgene Corp *	87,024	6,746,100
Cerner Corp *	28,941	2,204,147
CIGNA Corp	56,822	2,798,484

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Coventry Health Care Inc	28,003	$996,067
Covidien PLC (Ireland)	95,855	5,241,351
DaVita Inc *	18,583	1,675,629
DENTSPLY International Inc	28,140	1,129,258
Edwards Lifesciences Corp *	22,856	1,662,317
Eli Lilly & Co	202,514	8,155,239
Express Scripts Inc *	96,141	5,208,919
Forest Laboratories Inc *	52,661	1,826,810
Gilead Sciences Inc *	150,126	7,333,655
Hospira Inc *	32,672	1,221,606
Humana Inc	32,535	3,008,837
Intuitive Surgical Inc *	7,790	4,220,232
Johnson & Johnson	544,396	35,908,360
Laboratory Corp of America Holdings *	19,277	1,764,617
Life Technologies Corp *	35,325	1,724,567
McKesson Corp	48,807	4,283,790
Medco Health Solutions Inc *	76,972	5,411,132
Medtronic Inc	206,368	8,087,562
Merck & Co Inc	603,679	23,181,274
Mylan Inc *	84,671	1,985,535
Patterson Cos Inc	17,350	579,490
PerkinElmer Inc	22,580	624,563
Perrigo Co	18,504	1,911,648
Pfizer Inc	1,495,017	33,877,085
Quest Diagnostics Inc	31,457	1,923,596
St. Jude Medical Inc	63,554	2,816,078
Stryker Corp	64,229	3,563,425
Tenet Healthcare Corp *	80,477	427,333
Thermo Fisher Scientific Inc	72,556	4,090,707
UnitedHealth Group Inc	207,235	12,214,431
Varian Medical Systems Inc *	22,408	1,545,256
Waters Corp *	17,663	1,636,654
Watson Pharmaceuticals Inc *	25,220	1,691,253
WellPoint Inc	66,387	4,899,361
Zimmer Holdings Inc	35,326	2,270,755

		288,591,589

Industrials - 10.5%

3M Co	137,740	12,287,785
Avery Dennison Corp	20,947	631,133
C.H. Robinson Worldwide Inc	32,395	2,121,549
Caterpillar Inc	128,417	13,678,979
Cintas Corp	21,974	859,623
Cooper Industries PLC (Ireland)	31,425	2,009,629
CSX Corp	208,685	4,490,901
Cummins Inc	38,063	4,569,082
Danaher Corp	113,461	6,353,816
Deere & Co	79,690	6,446,921
Dover Corp	36,423	2,292,464
Eaton Corp	66,378	3,307,616
Emerson Electric Co	145,652	7,600,121
Equifax Inc	23,769	1,052,016
Expeditors International of Washington Inc	42,060	1,956,211
Fastenal Co	58,560	3,168,096
FedEx Corp	62,368	5,735,361
Flowserve Corp	10,808	1,248,432
Fluor Corp	33,517	2,012,361
General Dynamics Corp	70,765	5,192,736
General Electric Co	2,098,443	42,115,751
Goodrich Corp	24,949	3,129,603
Honeywell International Inc	153,769	9,387,597
Illinois Tool Works Inc	95,941	5,480,150
Ingersoll-Rand PLC (Ireland)	58,976	2,438,658
Iron Mountain Inc	33,931	977,213
Jacobs Engineering Group Inc *	25,426	1,128,152
Joy Global Inc	20,967	1,541,074
L-3 Communications Holdings Inc	19,630	1,389,215
Lockheed Martin Corp	52,869	4,750,808
Masco Corp	70,862	947,425
Norfolk Southern Corp	65,473	4,310,088
Northrop Grumman Corp	50,102	3,060,230
PACCAR Inc	70,776	3,314,440
Pall Corp	22,889	1,364,871
Parker Hannifin Corp	29,927	2,530,328
Pitney Bowes Inc	39,448	693,496
Precision Castparts Corp	28,763	4,973,123
Quanta Services Inc *	41,902	875,752
Raytheon Co	67,404	3,557,583
Republic Services Inc	62,385	1,906,486
Robert Half International Inc	28,191	854,187
Rockwell Automation Inc	28,240	2,250,728
Rockwell Collins Inc	29,476	1,696,639
Roper Industries Inc	19,265	1,910,317
RR Donnelley & Sons Co	35,404	438,656
Ryder System Inc	10,094	532,963
Snap-on Inc	11,586	706,398
Southwest Airlines Co	153,287	1,263,085
Stanley Black & Decker Inc	33,625	2,587,780
Stericycle Inc *	16,810	1,405,988
Textron Inc	55,278	1,538,387
The Boeing Co	147,890	10,998,579
The Dun & Bradstreet Corp	9,465	801,969
Tyco International Ltd (Switzerland)	91,418	5,135,863
Union Pacific Corp	95,206	10,232,741
United Parcel Service Inc ‘B’	190,131	15,347,374
United Technologies Corp	180,501	14,970,753
W.W. Grainger Inc	12,089	2,596,838
Waste Management Inc	91,500	3,198,840
Xylem Inc	36,636	1,016,649

		266,371,609

Information Technology - 20.4%

Accenture PLC ‘A’ (Ireland)	128,357	8,279,027
Adobe Systems Inc *	97,931	3,360,013
Advanced Micro Devices Inc *	116,624	935,325
Akamai Technologies Inc *	35,263	1,294,152
Altera Corp	63,903	2,544,617
Amphenol Corp ‘A’	32,392	1,936,070
Analog Devices Inc	59,067	2,386,307
Apple Inc *	184,905	110,845,000
Applied Materials Inc	256,056	3,185,337
Autodesk Inc *	44,801	1,895,978
Automatic Data Processing Inc	97,290	5,369,435
BMC Software Inc *	32,571	1,308,051
Broadcom Corp ‘A’ *	97,281	3,823,143
CA Inc	72,236	1,990,824
Cisco Systems Inc	1,068,124	22,590,823
Citrix Systems Inc *	36,804	2,904,204
Cognizant Technology Solutions Corp ‘A’ *	60,165	4,629,697
Computer Sciences Corp	30,737	920,266
Corning Inc	301,817	4,249,583
Dell Inc *	302,839	5,027,127
eBay Inc *	227,144	8,379,342
Electronic Arts Inc *	65,594	1,080,989
EMC Corp *	407,163	12,166,030
F5 Networks Inc *	15,706	2,119,682
Fidelity National Information Services Inc	46,510	1,540,411
First Solar Inc *	11,567	289,753
Fiserv Inc *	27,485	1,907,184
FLIR Systems Inc	30,552	773,271
Google Inc ‘A’ *	50,295	32,251,166
Harris Corp	22,584	1,018,087
Hewlett-Packard Co	391,940	9,339,930
Intel Corp	990,792	27,851,163
International Business Machines Corp	229,782	47,944,014
Intuit Inc	58,486	3,516,763
Jabil Circuit Inc	36,687	921,577
JDS Uniphase Corp *	45,761	663,077
Juniper Networks Inc *	104,391	2,388,466
KLA-Tencor Corp	33,067	1,799,506

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Lexmark International Inc ‘A’	14,028	$466,291
Linear Technology Corp	45,441	1,531,362
LSI Corp *	112,444	976,014
Mastercard Inc ‘A’	21,076	8,863,301
Microchip Technology Inc	38,205	1,421,226
Micron Technology Inc *	195,760	1,585,656
Microsoft Corp	1,480,988	47,761,863
Molex Inc	27,362	769,419
Motorola Mobility Holdings Inc *	52,275	2,051,271
Motorola Solutions Inc	58,356	2,966,236
NetApp Inc *	71,998	3,223,351
Novellus Systems Inc *	14,014	699,439
NVIDIA Corp *	121,107	1,863,837
Oracle Corp	777,434	22,669,975
Paychex Inc	63,970	1,982,430
QUALCOMM Inc	335,437	22,816,425
Red Hat Inc *	38,303	2,293,967
SAIC Inc *	55,132	727,742
salesforce.com inc *	26,971	4,167,289
SanDisk Corp *	48,047	2,382,651
Symantec Corp *	144,664	2,705,217
TE Connectivity Ltd (Switzerland)	84,520	3,106,110
Teradata Corp *	33,199	2,262,512
Teradyne Inc *	36,989	624,744
Texas Instruments Inc	227,069	7,631,789
The Western Union Co	123,026	2,165,258
Total System Services Inc	31,842	734,595
VeriSign Inc	31,737	1,216,797
Visa Inc ‘A’	98,653	11,641,054
Western Digital Corp *	46,395	1,920,289
Xerox Corp	264,142	2,134,267
Xilinx Inc	51,928	1,891,737
Yahoo! Inc *	240,711	3,663,621

		518,343,125

Materials - 3.4%

Air Products & Chemicals Inc	41,767	3,834,211
Airgas Inc	13,674	1,216,576
Alcoa Inc	211,433	2,118,559
Allegheny Technologies Inc	21,154	870,910
Ball Corp	30,962	1,327,651
Bemis Co Inc	20,581	664,560
CF Industries Holdings Inc	12,985	2,371,710
Cliffs Natural Resources Inc	28,165	1,950,708
E.I. du Pont de Nemours & Co	184,886	9,780,469
Eastman Chemical Co	27,165	1,404,159
Ecolab Inc	57,765	3,565,256
FMC Corp	13,850	1,466,161
Freeport-McMoRan Copper & Gold Inc	187,982	7,150,835
International Flavors & Fragrances Inc	16,126	944,984
International Paper Co	86,683	3,042,573
MeadWestvaco Corp	33,888	1,070,522
Monsanto Co	106,182	8,469,076
Newmont Mining Corp	98,181	5,033,740
Nucor Corp	62,846	2,699,236
Owens-Illinois Inc *	32,801	765,575
PPG Industries Inc	30,146	2,887,987
Praxair Inc	59,180	6,784,395
Sealed Air Corp	38,101	735,730
Sigma-Aldrich Corp	23,944	1,749,349
The Dow Chemical Co	235,081	8,143,206
The Mosaic Co	59,057	3,265,261
The Sherwin-Williams Co	17,147	1,863,364
Titanium Metals Corp	16,039	217,489
United States Steel Corp	28,526	837,809
Vulcan Materials Co	25,577	1,092,905

		87,324,966

Telecommunication Services - 2.8%

AT&T Inc	1,175,772	36,719,359
CenturyLink Inc	122,881	4,749,351
Crown Castle International Corp *	49,608	2,646,091
Frontier Communications Corp	196,383	818,917
MetroPCS Communications Inc *	58,030	523,431
Sprint Nextel Corp *	594,454	1,694,194
Verizon Communications Inc	562,333	21,497,990
Windstream Corp	116,011	1,358,489

		70,007,822

Utilities - 3.3%

AGL Resources Inc	23,304	913,983
Ameren Corp	47,969	1,562,830
American Electric Power Co Inc	95,872	3,698,742
CenterPoint Energy Inc	84,501	1,666,360
CMS Energy Corp	51,034	1,122,748
Consolidated Edison Inc	58,084	3,393,267
Dominion Resources Inc	113,067	5,790,161
DTE Energy Co	33,597	1,848,843
Duke Energy Corp	264,920	5,565,969
Edison International	64,615	2,746,784
Entergy Corp	35,028	2,353,882
Exelon Corp	168,791	6,618,295
FirstEnergy Corp	82,941	3,781,280
Integrys Energy Group Inc	15,532	823,041
NextEra Energy Inc	82,542	5,041,665
NiSource Inc	55,921	1,361,676
Northeast Utilities	35,013	1,299,683
NRG Energy Inc *	45,157	707,610
ONEOK Inc	20,552	1,678,276
Pepco Holdings Inc	45,258	854,924
PG&E Corp	81,732	3,547,986
Pinnacle West Capital Corp	21,567	1,033,059
PPL Corp	114,874	3,246,339
Progress Energy Inc	58,548	3,109,484
Public Service Enterprise Group Inc	100,360	3,072,020
SCANA Corp	23,045	1,051,083
Sempra Energy	47,714	2,860,931
Southern Co	171,857	7,721,535
TECO Energy Inc	42,769	750,596
The AES Corp *	127,594	1,667,654
Wisconsin Energy Corp	45,706	1,607,937
Xcel Energy Inc	96,549	2,555,652

		85,054,295

Total Common Stocks
(Cost $1,698,254,457)		2,524,424,387

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $29,283,413; collateralized by Fannie Mae: 0.550% due 10/18/13 and value $29,873,281)	$29,283,389	$29,283,389

Total Short-Term Investment
(Cost $29,283,389)		29,283,389

TOTAL INVESTMENTS - 100.6%
(Cost $1,727,537,846)		2,553,707,776

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(15,916,676)

NET ASSETS - 100.0%		$2,537,791,100

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2012, $1,907,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2012 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
S&P 500 E-Mini (06/12)	483	$33,454,545	$432,735

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$2,524,424,387	$2,524,424,387	$-	$-
	Short-Term Investment	29,283,389	-	29,283,389	-
	Derivatives:
	Equity Contracts
	Futures	432,735	432,735	-	-

	Total	$2,554,140,511	$2,524,857,122	$29,283,389	$-

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) for the period ended March 31, 2012:

	Preferred	Common
	Stocks	Stocks (1)	Total
Value, Beginning of Period	$1,364	$1,364	$2,728
Purchases	678	26,478	27,156
Sales	(750)	(5,647)	(6,397)
Net Realized Gains (Losses)	72	(20,831)	(20,759)
Change in Net Unrealized Depreciation	(1,364)	(1,364)	(2,728)
Transfers In	-	-	-
Transfers Out	-	-	-

Value, End of Period	$-	$-	$-

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$-	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%

Consumer Discretionary - 9.9%

Amazon.com Inc *	4,440	$899,144
Cie Financiere Richemont SA ‘A’ (Switzerland)	45,160	2,835,515
Ford Motor Co	174,875	2,184,189
MGM Resorts International *	177,678	2,419,974
News Corp ‘A’	160,510	3,160,442
Prada SPA * (Italy)	158,900	1,033,825

		12,533,089

Consumer Staples - 8.9%

Davide Campari-Milano SPA (Italy)	233,763	1,591,385
Mead Johnson Nutrition Co	46,130	3,804,802
Monster Beverage Corp *	76,520	4,751,127
Pernod-Ricard SA (France)	11,156	1,166,304

		11,313,618

Financials - 6.9%

AIA Group Ltd (Hong Kong)	530,800	1,943,767
Prudential PLC (United Kingdom)	175,005	2,093,539
Standard Chartered PLC (United Kingdom)	83,705	2,087,292
Walker & Dunlop Inc *	211,880	2,669,688

		8,794,286

Health Care - 13.8%

Celgene Corp *	77,900	6,038,808
Express Scripts Inc *	65,100	3,527,118
Intuitive Surgical Inc *	546	295,796
Medco Health Solutions Inc *	77,278	5,432,643
Vertex Pharmaceuticals Inc *	55,108	2,259,979

		17,554,344

Industrials - 12.7%

C.H. Robinson Worldwide Inc	33,665	2,204,721
CoStar Group Inc *	41,329	2,853,767
FANUC Corp (Japan)	24,500	4,403,343
Iron Mountain Inc	67,690	1,949,472
Precision Castparts Corp	4,724	816,780
United Parcel Service Inc ‘B’	47,740	3,853,573

		16,081,656

Information Technology - 35.7%

Amphenol Corp ‘A’	28,220	1,686,709
Apple Inc *	20,902	12,530,122
eBay Inc *	258,050	9,519,464
EMC Corp *	131,625	3,932,955
Mastercard Inc ‘A’	2,825	1,188,026
Microsoft Corp	117,985	3,805,016
ON Semiconductor Corp *	211,555	1,906,111
TE Connectivity Ltd (Switzerland)	73,425	2,698,369
Trimble Navigation Ltd *	52,280	2,845,078
VistaPrint NV * (Netherlands)	91,160	3,523,334
Yelp Inc *	18,406	494,937
Zynga Inc ‘A’ *	86,347	1,135,463

		45,265,584

Materials - 1.9%

Ivanhoe Mines Ltd (NYSE) * (Canada)	147,913	2,328,150

Telecommunication Services - 4.9%

Crown Castle International Corp *	104,470	5,572,430
Ziggo NV * (Netherlands)	18,951	591,181

		6,163,611

Total Common Stocks
(Cost $91,872,520)		120,034,338

	Principal
	Amount
SHORT-TERM INVESTMENTS - 5.9%

Commercial Paper - 5.0%

Nieuw Amsterdam Receivables Corp
0.101% due 04/02/12	$6,400,000	6,399,982

Repurchase Agreement - 0.9%

State Street Bank & Trust Co 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $1,164,336; collateralized by Freddie Mac: 0.550% due 02/13/15 and value $1,188,513)	1,164,335	1,164,335

Total Short-Term Investments
(Cost $7,564,317)		7,564,317

TOTAL INVESTMENTS - 100.6%
(Cost $99,436,837)		127,598,655

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(710,879)

NET ASSETS - 100.0%		$126,887,776

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$12,533,089	$8,663,749	$3,869,340	$-
	Consumer Staples	11,313,618	8,555,929	2,757,689	-
	Financials	8,794,286	2,669,688	6,124,598	-
	Health Care	17,554,344	17,554,344	-	-
	Industrials	16,081,656	11,678,313	4,403,343	-
	Information Technology	45,265,584	45,265,584	-	-
	Materials	2,328,150	2,328,150	-	-
	Telecommunication Services	6,163,611	6,163,611	-	-

		120,034,338	102,879,368	17,154,970	-
	Short-Term Investments	7,564,317	-	7,564,317	-

	Total	$127,598,655	$102,879,368	$24,719,287	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Consumer Discretionary - 17.7%

Amazon.com Inc *	70,615	$14,300,244
AutoZone Inc *	15,910	5,915,338
CBS Corp ‘B’	563,900	19,121,849
Cie Financiere Richemont SA ‘A’ (Switzerland)	174,812	10,976,129
J.C. Penney Co Inc	454,695	16,109,844
Limited Brands Inc	629,570	30,219,360
Mattel Inc	376,529	12,673,966
McDonald’s Corp	60,395	5,924,750
Nike Inc ‘B’	153,664	16,663,324
Nordstrom Inc	418,870	23,339,437
Prada SPA * (Italy)	1,678,700	10,921,848
Starbucks Corp	115,325	6,445,514
The Walt Disney Co	292,185	12,791,859
Time Warner Cable Inc	194,350	15,839,525

		201,242,987

Consumer Staples - 9.2%

Anheuser-Busch InBev NV (Belgium)	264,783	19,294,147
Colgate-Palmolive Co	110,992	10,852,798
Costco Wholesale Corp	277,010	25,152,508
Pernod-Ricard SA (France)	152,676	15,961,514
Philip Morris International Inc	125,723	11,140,315
Reckitt Benckiser Group PLC (United Kingdom)	152,029	8,598,603
SABMiller PLC (United Kingdom)	335,011	13,444,154

		104,444,039

Energy - 10.2%

Apache Corp	95,105	9,552,346
Canadian Natural Resources Ltd (NYSE) (Canada)	165,980	5,507,216
Dresser-Rand Group Inc *	263,828	12,238,981
Enterprise Products Partners LP	180,740	9,121,948
EOG Resources Inc	134,745	14,970,169
Helmerich & Payne Inc	211,410	11,405,570
Kinder Morgan Inc	183,000	7,072,950
National Oilwell Varco Inc	92,350	7,339,055
Noble Energy Inc	55,830	5,459,057
Occidental Petroleum Corp	128,035	12,192,773
OGX Petroleo e Gas Participacoes SA * (Brazil)	817,500	6,762,305
Petroleo Brasileiro SA ADR (Brazil)	219,305	5,824,741
Schlumberger Ltd (Netherlands)	125,955	8,808,033

		116,255,144

Financials - 3.7%

Banco do Brasil SA (Brazil)	358,400	5,094,897
Prudential PLC (United Kingdom)	1,009,964	12,081,933
Standard Chartered PLC (United Kingdom)	363,723	9,069,904
T. Rowe Price Group Inc	198,805	12,981,967
Ventas Inc REIT	41,432	2,365,767

		41,594,468

Health Care - 11.8%

AmerisourceBergen Corp	224,030	8,889,510
Celgene Corp *	481,970	37,362,314
Covidien PLC (Ireland)	389,135	21,277,902
DaVita Inc *	31,390	2,830,436
Express Scripts Inc *	346,315	18,763,347
Perrigo Co	128,060	13,229,879
Regeneron Pharmaceuticals Inc *	21,725	2,533,569
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	231,577	12,433,369
Varian Medical Systems Inc *	97,885	6,750,150
Vertex Pharmaceuticals Inc *	261,771	10,735,229

		134,805,705

Industrials - 11.5%

C.H. Robinson Worldwide Inc	233,980	15,323,350
Canadian Pacific Railway Ltd (NYSE) (Canada)	29,825	2,265,209
Danaher Corp	299,860	16,792,160
Expeditors International of Washington Inc	205,655	9,565,014
FANUC Corp (Japan)	90,400	16,247,437
Fastenal Co	92,310	4,993,971
Precision Castparts Corp	136,525	23,605,172
Sensata Technologies Holding NV * (Netherlands)	650,200	21,768,696
Tyco International Ltd (Switzerland)	163,685	9,195,823
Union Pacific Corp	34,045	3,659,157
Verisk Analytics Inc ‘A’ *	163,337	7,671,939

		131,087,928

Information Technology - 30.4%

Amdocs Ltd * (United Kingdom)	393,910	12,439,678
Amphenol Corp ‘A’	284,300	16,992,611
ANSYS Inc *	46,755	3,040,010
Apple Inc *	182,292	109,278,585
Atmel Corp *	967,168	9,536,276
Autodesk Inc *	333,380	14,108,642
eBay Inc *	1,026,360	37,862,420
EMC Corp *	1,048,835	31,339,190
Mastercard Inc ‘A’	16,460	6,922,088
Microsoft Corp	291,395	9,397,489
ON Semiconductor Corp *	1,614,178	14,543,744
Oracle Corp	963,272	28,089,012
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan)	3,859,548	11,103,202
TE Connectivity Ltd (Switzerland)	684,384	25,151,112
Teradata Corp *	145,420	9,910,373
Zynga Inc ‘A’ *	425,014	5,588,934

		345,303,366

Materials - 3.2%

Ball Corp	438,640	18,808,883
Praxair Inc	155,130	17,784,103

		36,592,986

Telecommunication Services - 1.0%

Crown Castle International Corp *	211,585	11,285,944

Total Common Stocks
(Cost $910,419,351)		1,122,612,567

PURCHASED OPTIONS - 0.3%
(See Note (c) in Notes to Schedule of Investments)
(Cost $2,841,652)		3,950,915

	Principal
	Amount
SHORT-TERM INVESTMENTS - 3.0%

Commercial Paper - 3.0%

Nieuw Amsterdam Receivables Corp
0.101% due 04/02/12	$33,800,000	33,799,906

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value

Repurchase Agreement - 0.0%

State Street Bank & Trust Co 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $23,306; collateralized by Freddie Mac: 0.550% due 02/13/15 and value $24,969).	$23,306	$23,306

Total Short-Term Investments
(Cost $33,823,212)		33,823,212

TOTAL INVESTMENTS - 102.0%
(Cost $947,084,215)		1,160,386,694

OTHER ASSETS & LIABILITIES, NET - (2.0%)		(22,910,042)

NET ASSETS - 100.0%		$1,137,476,652

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Forward foreign currency contracts outstanding as of March 31, 2012 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	EUR	2,445,000	04/12	CSF	$15,661
Sell	EUR	2,445,000	04/12	CSF	(77,935)
Sell	EUR	3,690,000	04/12	HSB	(41,664)
Sell	EUR	2,445,000	05/12	CSF	(16,980)
Sell	EUR	7,350,000	05/12	JPM	(129,927)
Sell	EUR	6,100,000	05/12	RBC	(81,875)
Buy	GBP	6,195,000	04/12	CSF	83,672
Sell	GBP	6,195,000	04/12	CSF	(193,535)
Sell	GBP	4,830,000	04/12	HSB	(107,807)
Sell	GBP	5,270,000	05/12	CSF	(62,178)
Sell	GBP	4,430,000	05/12	JPM	(91,180)
Sell	GBP	5,600,000	05/12	RBC	(61,347)
Buy	JPY	400,000,000	04/12	CSF	(31,811)
Sell	JPY	400,000,000	04/12	CSF	114,847
Sell	JPY	461,500,000	04/12	HSB	73,450
Sell	JPY	371,100,000	05/12	CSF	23,438
Sell	JPY	84,000,000	05/12	JPM	389
Sell	JPY	400,000,000	05/12	RBC	(33,676)

Total Forward Foreign Currency Contracts					($618,458)

(c)	Purchased options outstanding as of March 31, 2012 were as follows:

Options on Securities

	Strike	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Cost	Value
Call - CME Canadian Pacific Railway Ltd	$75.00	06/16/12	GSC	1,540	$670,776	$700,700
Call - CME Microsoft Corp	30.00	01/19/13	GSC	5,471	1,166,037	1,996,915
Call - CME Valeant Pharmaceuticals International	52.50	01/19/13	GSC	1,510	1,004,839	1,253,300

					$2,841,652	$3,950,915

Total Purchased Options					$2,841,652	$3,950,915

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$201,242,987	$179,345,010	$21,897,977	$-
	Consumer Staples	104,444,039	47,145,621	57,298,418	-
	Energy	116,255,144	116,255,144	-	-
	Financials	41,594,468	20,442,631	21,151,837	-
	Health Care	134,805,705	134,805,705	-	-
	Industrials	131,087,928	114,840,491	16,247,437	-
	Information Technology	345,303,366	334,200,164	11,103,202	-
	Materials	36,592,986	36,592,986	-	-
	Telecommunication Services	11,285,944	11,285,944	-	-

		1,122,612,567	994,913,696	127,698,871	-
	Short-Term Investments	33,823,212	-	33,823,212	-
	Derivatives:
	Equity Contracts
	Purchased Options	3,950,915	3,950,915	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	311,457	-	311,457	-

	Total Assets - Derivatives	4,262,372	3,950,915	311,457	-

	Total Assets	1,160,698,151	998,864,611	161,833,540	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(929,915)	-	(929,915)	-

	Total Liabilities	(929,915)	-	(929,915)	-

	Total	$1,159,768,236	$998,864,611	$160,903,625	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 101.6%

Consumer Discretionary - 24.6%

Amazon.com Inc *	242,200	$49,047,922
Chipotle Mexican Grill Inc *	43,500	18,183,000
Comcast Corp ‘A’	451,100	13,537,511
Discovery Communications Inc ‘A’ *	390,300	19,749,180
Dollar General Corp *	733,100	33,869,220
Las Vegas Sands Corp	757,200	43,592,004
McDonald’s Corp	304,700	29,891,070
Nike Inc ‘B’	345,300	37,444,332
priceline.com Inc *	62,300	44,700,250
Ralph Lauren Corp	176,500	30,769,245
The Interpublic Group of Cos Inc	3,901	44,510

		320,828,244

Consumer Staples - 6.1%

CVS Caremark Corp	886,200	39,701,760
The Estee Lauder Cos Inc ‘A’	648,800	40,186,672

		79,888,432

Energy - 7.5%

Cabot Oil & Gas Corp	407,400	12,698,658
Concho Resources Inc *	198,900	20,303,712
EOG Resources Inc	142,100	15,787,310
FMC Technologies Inc *	526,700	26,556,214
Schlumberger Ltd (Netherlands)	330,200	23,090,886

		98,436,780

Health Care - 12.5%

Agilent Technologies Inc	749,700	33,369,147
Allergan Inc	421,000	40,176,030
Biogen Idec Inc *	169,400	21,339,318
Express Scripts Inc *	482,800	26,158,104
Gilead Sciences Inc *	403,500	19,710,975
Watson Pharmaceuticals Inc *	327,000	21,928,620

		162,682,194

Industrials - 8.3%

Cummins Inc	108,000	12,964,320
Danaher Corp	610,700	34,199,200
Roper Industries Inc	182,000	18,047,120
Union Pacific Corp	130,800	14,058,384
United Technologies Corp	345,500	28,655,770

		107,924,794

Information Technology - 37.8%

Apple Inc *	187,200	112,220,784
Baidu Inc ADR * (Cayman)	236,800	34,518,336
Broadcom Corp ‘A’ *	359,300	14,120,490
EMC Corp *	1,159,900	34,657,812
Google Inc ‘A’ *	66,800	42,834,832
Mastercard Inc ‘A’	45,300	19,050,462
MercadoLibre Inc	145,000	14,179,550
NetApp Inc *	724,600	32,440,342
QUALCOMM Inc	712,200	48,443,844
Riverbed Technology Inc *	843,100	23,674,248
salesforce.com inc *	245,100	37,870,401
SINA Corp * (Cayman)	191,900	12,473,500
Teradata Corp *	208,800	14,229,720
Visa Inc ‘A’	452,000	53,336,000

		494,050,321

Materials - 3.3%

FMC Corp	148,100	15,677,866
The Sherwin-Williams Co	256,300	27,852,121

		43,529,987

Telecommunication Services - 1.5%

Crown Castle International Corp *	374,200	19,959,828

Total Common Stocks
(Cost $991,906,293)		1,327,300,580

EXCHANGE-TRADED FUND - 0.6%

iShares Russell 1000 Growth Index Fund	115,000	7,599,200

Total Exchange-Traded Fund
(Cost $7,660,139)		7,599,200

TOTAL INVESTMENTS - 102.2%
(Cost $999,566,432)		1,334,899,780

OTHER ASSETS & LIABILITIES, NET - (2.2%)		(29,150,797)

NET ASSETS - 100.0%		$1,305,748,983

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,327,300,580	$1,327,300,580	$-	$-
	Exchange-Traded Fund	7,599,200	7,599,200	-	-

	Total	$1,334,899,780	$1,334,899,780	$-	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Consumer Discretionary - 16.9%

DISH Network Corp ‘A’	1,941,824	$63,944,264
Johnson Controls Inc	1,106,708	35,945,876
McDonald’s Corp	285,157	27,973,902
News Corp ‘A’	4,786,042	94,237,167
SES SA FDR (Luxembourg)	1,497,425	37,148,042
Target Corp	578,788	33,725,977
The Home Depot Inc	1,080,083	54,338,976
Time Warner Cable Inc	993,805	80,995,107
Time Warner Inc	2,015,562	76,087,466

		504,396,777

Consumer Staples - 12.1%

Altria Group Inc	1,107,737	34,195,841
Anheuser-Busch InBev NV ADR (Belgium)	789,631	57,421,967
CVS Caremark Corp	1,442,371	64,618,221
Kimberly-Clark Corp	688,272	50,856,418
Lorillard Inc	321,767	41,662,391
Philip Morris International Inc	1,262,956	111,910,531

		360,665,369

Energy - 12.6%

Apache Corp	265,445	26,661,296
Chevron Corp	572,568	61,402,192
El Paso Corp	2,723,952	80,492,782
Exxon Mobil Corp	872,376	75,661,170
Halliburton Co	1,190,662	39,518,072
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	546,090	38,297,292
Suncor Energy Inc (NYSE) (Canada)	898,025	29,365,417
Transocean Ltd (Switzerland)	424,911	23,242,632

		374,640,853

Financials - 23.4%

American Express Co	865,775	50,093,742
Capital One Financial Corp	564,500	31,465,230
JPMorgan Chase & Co	2,571,181	118,222,902
Loews Corp	991,804	39,543,225
Marsh & McLennan Cos Inc	1,596,266	52,341,562
MetLife Inc	985,885	36,822,805
State Street Corp	1,423,703	64,778,487
The Bank of New York Mellon Corp	890,197	21,480,454
The Progressive Corp	1,344,169	31,157,837
The Travelers Cos Inc	730,862	43,267,030
U.S. Bancorp	2,996,579	94,931,623
Wells Fargo & Co	3,322,186	113,419,430

		697,524,327

Health Care - 7.0%

Johnson & Johnson	755,298	49,819,456
Merck & Co Inc	1,632,840	62,701,056
Novartis AG ADR (Switzerland)	540,793	29,965,340
Pfizer Inc	1,403,960	31,813,734
WellPoint Inc	455,908	33,646,010

		207,945,596

Industrials - 9.5%

General Electric Co	3,232,130	64,868,849
Honeywell International Inc	1,153,924	70,447,060
Illinois Tool Works Inc	987,621	56,412,912
Raytheon Co	571,651	30,171,740
United Technologies Corp	736,464	61,082,324

		282,982,885

Information Technology - 9.4%

Hewlett-Packard Co	990,473	23,602,971
International Business Machines Corp	378,784	79,033,282
Microsoft Corp	1,423,797	45,917,453
Motorola Solutions Inc	931,743	47,360,497
TE Connectivity Ltd (Switzerland)	1,280,288	47,050,584
Xerox Corp	4,662,920	37,676,394

		280,641,181

Materials - 3.2%

Air Products & Chemicals Inc	546,650	50,182,470
Crown Holdings Inc *	1,183,805	43,599,538

		93,782,008

Telecommunication Services - 3.6%

AT&T Inc	1,295,257	40,450,876
CenturyLink Inc	953,483	36,852,118
Verizon Communications Inc	798,457	30,525,011

		107,828,005

Utilities - 2.0%

Sempra Energy	982,537	58,912,918

Total Common Stocks
(Cost $2,261,221,865)		2,969,319,919

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

The Royal Bank of Scotland Group PLC 0.060% due 04/02/12 (Dated 03/30/12, repurchase price of $46,082,230; collateralized by Federal Farm Credit Bank: 4.875% due 01/17/17 and value $47,125,088)	$46,082,000	46,082,000

Total Short-Term Investment
(Cost $46,082,000)		46,082,000

TOTAL INVESTMENTS - 101.2%
(Cost $2,307,303,865)		3,015,401,919

OTHER ASSETS & LIABILITIES, NET - (1.2%)		(36,009,508)

NET ASSETS - 100.0%		$2,979,392,411

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$504,396,777	$467,248,735	$37,148,042	$-
	Consumer Staples	360,665,369	360,665,369	-	-
	Energy	374,640,853	374,640,853	-	-
	Financials	697,524,327	697,524,327	-	-
	Health Care	207,945,596	207,945,596	-	-
	Industrials	282,982,885	282,982,885	-	-
	Information Technology	280,641,181	280,641,181	-	-
	Materials	93,782,008	93,782,008	-	-
	Telecommunication Services	107,828,005	107,828,005	-	-
	Utilities	58,912,918	58,912,918	-	-

		2,969,319,919	2,932,171,877	37,148,042	-
	Short-Term Investment	46,082,000	-	46,082,000	-

	Total	$3,015,401,919	$2,932,171,877	$83,230,042	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 124.7%

Consumer Discretionary - 17.2%

Amazon.com Inc * †	89,230	$18,069,967
AutoZone Inc * †	22,610	8,406,398
Carnival Corp † (Panama)	191,990	6,159,039
CBS Corp ‘B’	669,088	22,688,774
Coach Inc	35,480	2,741,894
Comcast Corp ‘A’ †	630,020	18,906,900
D.R. Horton Inc †	258,210	3,917,046
Darden Restaurants Inc †	19,700	1,007,852
DIRECTV ‘A’ * †	60,090	2,964,841
Discovery Communications Inc ‘A’ * †	59,130	2,991,978
DISH Network Corp ‘A’ †	27,820	916,113
Expedia Inc †	101,070	3,379,781
General Motors Co * †	892,693	22,897,575
ITT Educational Services Inc * †	6,180	408,745
Johnson Controls Inc †	675,404	21,937,122
Kohl’s Corp †	43,803	2,191,464
Lennar Corp ‘A’ †	79,210	2,152,928
Lowe’s Cos Inc †	390,520	12,254,518
Lululemon Athletica Inc *	15,000	1,120,200
Macy’s Inc	27,560	1,094,959
Marriott International Inc ‘A’ †	27,710	1,048,823
McDonald’s Corp †	20,620	2,022,822
Nike Inc ‘B’ †	92,970	10,081,667
NVR Inc * †	3,852	2,797,823
PulteGroup Inc * †	117,840	1,042,884
Target Corp †	109,870	6,402,125
The Home Depot Inc †	262,690	13,215,934
The Ryland Group Inc †	69,220	1,334,562
The TJX Cos Inc †	225,700	8,962,547
Time Warner Cable Inc †	22,730	1,852,495
Time Warner Inc †	1,217,537	45,962,022
TRW Automotive Holdings Corp * †	23,680	1,099,936
VF Corp †	74,240	10,837,555
Yum! Brands Inc †	128,851	9,171,614

		272,040,903

Consumer Staples - 11.0%

Archer-Daniels-Midland Co †	195,410	6,186,681
Campbell Soup Co †	232,690	7,876,557
Coca-Cola Enterprises Inc †	184,230	5,268,978
Colgate-Palmolive Co †	65,080	6,363,522
CVS Caremark Corp †	235,305	10,541,664
Dr Pepper Snapple Group Inc †	119,880	4,820,375
General Mills Inc †	166,000	6,548,700
Kraft Foods Inc ‘A’ †	794,360	30,193,624
Lorillard Inc †	15,260	1,975,865
PepsiCo Inc †	120,710	8,009,108
Philip Morris International Inc †	260,600	23,091,766
The Coca-Cola Co †	337,119	24,950,177
The Kroger Co †	168,000	4,070,640
The Procter & Gamble Co †	476,607	32,032,756
Wal-Mart Stores Inc †	34,310	2,099,772

		174,030,185

Energy - 13.0%

Anadarko Petroleum Corp	120,490	9,439,187
Apache Corp †	30,954	3,109,020
Baker Hughes Inc †	108,430	4,547,554
Cameron International Corp * †	21,640	1,143,241
Chevron Corp	186,910	20,044,228
ConocoPhillips †	84,610	6,431,206
Devon Energy Corp †	87,011	6,188,222
EOG Resources Inc †	121,810	13,533,091
EQT Corp †	121,960	5,879,692
Exxon Mobil Corp †	362,107	31,405,540
Halliburton Co †	151,330	5,022,643
Marathon Oil Corp	14,190	449,823
Marathon Petroleum Corp †	98,810	4,284,402
National Oilwell Varco Inc †	19,300	1,533,771
Noble Corp † (Switzerland)	40,720	1,525,778
Occidental Petroleum Corp	249,166	23,728,078
Peabody Energy Corp	135,950	3,937,112
Pioneer Natural Resources Co †	45,000	5,021,550
Range Resources Corp †	73,120	4,251,197
Schlumberger Ltd (Netherlands)	416,742	29,142,768
Southwestern Energy Co * †	144,130	4,410,378
The Williams Cos Inc †	528,510	16,283,393
Valero Energy Corp †	153,640	3,959,303

		205,271,177

Financials - 20.3%

ACE Ltd (Switzerland)	231,530	16,947,996
Aflac Inc †	38,700	1,779,813
Alexandria Real Estate Equities Inc REIT †	46,940	3,432,722
American Express Co †	142,880	8,267,037
American Tower Corp REIT †	22,870	1,441,267
Ameriprise Financial Inc †	117,460	6,710,490
AXIS Capital Holdings Ltd † (Bermuda)	121,420	4,027,501
Bank of America Corp †	1,622,694	15,529,182
Berkshire Hathaway Inc ‘B’ * †	73,220	5,941,803
BRE Properties Inc REIT	64,440	3,257,442
Capital One Financial Corp †	118,630	6,612,436
Citigroup Inc †	464,038	16,960,589
CME Group Inc ‘A’ †	45,333	13,116,197
Colonial Properties Trust REIT †	25,760	559,765
CubeSmart REIT †	363,020	4,319,938
DDR Corp REIT †	257,060	3,753,076
DuPont Fabros Technology Inc REIT †	74,850	1,830,082
Education Realty Trust Inc REIT †	176,250	1,910,550
Equity Lifestyle Properties Inc REIT †	41,400	2,887,236
Equity Residential REIT †	36,890	2,310,052
Everest Re Group Ltd † (Bermuda)	88,416	8,180,248
First American Financial Corp †	51,040	848,795
Glimcher Realty Trust REIT †	247,950	2,534,049
HCP Inc REIT	29,350	1,158,151
Highwoods Properties Inc REIT †	32,850	1,094,562
Huntington Bancshares Inc †	200,410	1,292,644
IntercontinentalExchange Inc * †	38,690	5,316,780
Invesco Ltd † (Bermuda)	392,580	10,470,109
Liberty Property Trust REIT	107,050	3,823,826
Mack-Cali Realty Corp REIT †	10,180	293,388
MetLife Inc †	543,480	20,298,978
Morgan Stanley †	488,713	9,598,323
NYSE Euronext †	126,210	3,787,562
PartnerRe Ltd † (Bermuda)	7,130	484,056
Pebblebrook Hotel Trust REIT †	94,230	2,127,713
Post Properties Inc REIT †	65,550	3,071,673
Prudential Financial Inc †	199,930	12,673,563
RenaissanceRe Holdings Ltd † (Bermuda)	24,261	1,837,286
Senior Housing Properties Trust REIT †	127,550	2,812,477
Simon Property Group Inc REIT †	47,870	6,973,702
SL Green Realty Corp REIT †	10,158	787,753
State Street Corp †	154,798	7,043,309
SunTrust Banks Inc	246,190	5,950,412
SVB Financial Group * †	17,730	1,140,748
TD Ameritrade Holding Corp †	249,689	4,928,861
The Allstate Corp †	66,530	2,190,168
The Goldman Sachs Group Inc †	152,281	18,939,188
The Hartford Financial Services Group Inc	16,890	356,041
The Macerich Co REIT †	57,880	3,342,570
The NASDAQ OMX Group Inc * †	30,220	782,698
U.S. Bancorp †	109,582	3,471,558
UDR Inc REIT †	12,640	337,614
Ventas Inc REIT †	72,378	4,132,784
Vornado Realty Trust REIT	22,430	1,888,606
Wells Fargo & Co †	1,116,294	38,110,277

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
XL Group PLC † (Ireland)	312,210	$6,771,835
Zions Bancorp †	36,380	780,715

		321,228,196

Health Care - 14.8%

Abbott Laboratories †	168,073	10,301,194
Alexion Pharmaceuticals Inc * †	13,430	1,247,110
Allergan Inc †	60,610	5,784,012
Baxter International Inc †	60,780	3,633,428
Becton Dickinson & Co †	34,990	2,716,974
Biogen Idec Inc * †	137,319	17,298,074
C.R. Bard Inc †	1,010	99,707
Cardinal Health Inc †	209,487	9,030,985
Celgene Corp * †	166,743	12,925,917
Covidien PLC (Ireland)	445,167	24,341,732
Dendreon Corp * †	29,740	316,880
Express Scripts Inc * †	27,680	1,499,702
Humana Inc †	156,140	14,439,827
Johnson & Johnson †	146,680	9,675,013
McKesson Corp †	98,162	8,615,679
Merck & Co Inc †	1,253,359	48,128,986
Mylan Inc * †	150,330	3,525,239
Pfizer Inc †	1,218,060	27,601,240
Teva Pharmaceutical Industries Ltd ADR (Israel)	14,790	666,437
UnitedHealth Group Inc †	467,800	27,572,132
Vertex Pharmaceuticals Inc *	123,140	5,049,971

		234,470,239

Industrials - 13.9%

3M Co †	45,650	4,072,437
CSX Corp †	635,470	13,675,314
Deere & Co †	29,680	2,401,112
Emerson Electric Co †	501,369	26,161,435
Fluor Corp †	278,780	16,737,951
General Electric Co †	801,160	16,079,281
Honeywell International Inc †	239,814	14,640,645
Masco Corp †	354,930	4,745,414
Norfolk Southern Corp †	286,061	18,831,396
PACCAR Inc †	501,858	23,502,010
Republic Services Inc †	30,870	943,387
Rockwell Collins Inc †	2,330	134,115
SPX Corp	80,200	6,217,906
Tyco International Ltd † (Switzerland)	444,290	24,960,212
Union Pacific Corp †	83,650	8,990,702
United Parcel Service Inc ‘B’ †	13,870	1,119,586
United Technologies Corp †	432,770	35,893,944

		219,106,847

Information Technology - 23.0%

Accenture PLC ‘A’ † (Ireland)	53,420	3,445,590
Adobe Systems Inc * †	61,800	2,120,358
Altera Corp †	518,432	20,643,962
Analog Devices Inc †	114,450	4,623,780
Apple Inc * †	151,593	90,875,456
Applied Materials Inc †	93,520	1,163,389
Avago Technologies Ltd † (Singapore)	16,580	646,123
Broadcom Corp ‘A’ * †	84,280	3,312,204
Cisco Systems Inc †	1,491,281	31,540,593
Citrix Systems Inc * †	48,320	3,812,931
Cognizant Technology Solutions Corp ‘A’ * †	134,400	10,342,080
Corning Inc †	150,310	2,116,365
eBay Inc * †	117,230	4,324,615
EMC Corp * †	104,100	3,110,508
Fidelity National Information Services Inc †	12,080	400,090
Freescale Semiconductor Holdings I Ltd * † (Bermuda)	196,320	3,021,365
Genpact Ltd * † (Bermuda)	136,440	2,223,972
Global Payments Inc † +	8,140	386,406
Google Inc ‘A’ * †	17,153	10,999,190
Hewlett-Packard Co	75,080	1,789,156
International Business Machines Corp †	13,950	2,910,667
Juniper Networks Inc * †	144,370	3,303,185
Lam Research Corp * †	477,394	21,301,320
Linear Technology Corp †	93,550	3,152,635
LinkedIn Corp ‘A’ *	4,400	448,756
Marvell Technology Group Ltd * (Bermuda)	145,550	2,289,501
Mastercard Inc ‘A’	17,520	7,367,861
Micron Technology Inc * †	19,760	160,056
Microsoft Corp †	1,189,423	38,358,892
NetApp Inc * †	137,340	6,148,712
Novellus Systems Inc *	130	6,488
ON Semiconductor Corp *	86,800	782,068
Oracle Corp	801,170	23,362,117
Paychex Inc †	48,240	1,494,958
QUALCOMM Inc †	271,738	18,483,619
SanDisk Corp * †	77,960	3,866,036
TE Connectivity Ltd (Switzerland)	57,580	2,116,065
Texas Instruments Inc †	378,778	12,730,728
Visa Inc ‘A’ †	20,460	2,414,280
VMware Inc ‘A’ * †	5,960	669,725
Xilinx Inc †	274,225	9,990,017
Yahoo! Inc * †	41,980	638,936

		362,894,755

Materials - 5.9%

Air Products & Chemicals Inc †	287,590	26,400,762
Alcoa Inc †	617,310	6,185,446
Crown Holdings Inc *	67,540	2,487,498
E.I. du Pont de Nemours & Co †	438,039	23,172,263
Freeport-McMoRan Copper & Gold Inc †	280,302	10,662,688
Georgia Gulf Corp * †	145,566	5,077,342
International Paper Co †	75,260	2,641,626
Monsanto Co	20,760	1,655,818
Newmont Mining Corp †	8,950	458,867
Sealed Air Corp †	70,120	1,354,017
The Dow Chemical Co	23,820	825,125
United States Steel Corp †	289,170	8,492,923
Walter Energy Inc †	72,650	4,301,606

		93,715,981

Telecommunication Services - 2.3%

AT&T Inc †	397,084	12,400,933
Sprint Nextel Corp * †	1,569,570	4,473,275
Verizon Communications Inc †	511,974	19,572,766

		36,446,974

Utilities - 3.3%

AGL Resources Inc †	34,970	1,371,523
American Electric Power Co Inc †	27,540	1,062,493
DTE Energy Co †	66,030	3,633,631
Exelon Corp	22,680	889,283
FirstEnergy Corp †	101,500	4,627,385
NextEra Energy Inc †	156,478	9,557,676
Northeast Utilities †	93,250	3,461,440
NRG Energy Inc * †	10,200	159,834
NV Energy Inc †	385,990	6,222,159
PG&E Corp †	332,100	14,416,461
PPL Corp †	213,678	6,038,540

		51,440,425

Total Common Stocks
(Cost $1,791,363,417)		1,970,645,682

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 0.2%

U.S. Treasury Notes - 0.2%

0.625% due 06/30/12 ‡	$2,740,000	$2,743,852

Total U.S. Treasury Obligations
(Cost $2,742,823)		2,743,852

SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $8,138,350; collateralized by U.S. Treasury Notes: 0.750% due 08/15/13 and value $8,305,617)	8,138,343	8,138,343

Total Short-Term Investment
(Cost $8,138,343)		8,138,343

TOTAL INVESTMENTS - 125.4%
(Cost $1,802,244,583)		1,981,527,877

TOTAL SECURITIES SOLD SHORT - (27.6%)
(See Securities Sold Short)
(Proceeds $407,395,115)		(436,056,680)

OTHER ASSETS & LIABILITIES, NET - 2.2%		34,631,403

NET ASSETS - 100.0%		$1,580,102,600

SECURITIES SOLD SHORT

	Shares	Value
COMMON STOCKS - (27.6%)

Consumer Discretionary - (2.7%)

Autoliv Inc	16,250	($1,089,562)
Bed Bath & Beyond Inc	11,980	(787,925)
Choice Hotels International Inc	87,890	(3,281,813)
Ford Motor Co	400,430	(5,001,371)
Gannett Co Inc	205,770	(3,154,454)
Harman International Industries Inc	15,020	(703,086)
Hyatt Hotels Corp ‘A’	1,140	(48,701)
J.C. Penney Co Inc	63,620	(2,254,057)
McDonald’s Corp	7,330	(719,073)
News Corp ‘B’	272,250	(5,439,555)
O’Reilly Automotive Inc	13,310	(1,215,868)
Omnicom Group Inc	141,050	(7,144,183)
Ralph Lauren Corp	3,455	(602,310)
Scripps Networks Interactive Inc ‘A’	48,900	(2,380,941)
The New York Times Co ‘A’	77,930	(529,145)
The Walt Disney Co	36,960	(1,618,109)
The Washington Post Co ‘B’	11,590	(4,329,676)
Toll Brothers Inc	57,890	(1,388,781)
Viacom Inc ‘B’	28,240	(1,340,270)

		(43,028,880)

Consumer Staples - (2.7%)

Altria Group Inc	258,830	(7,990,082)
Church & Dwight Co Inc	148,220	(7,290,942)
Costco Wholesale Corp	13,190	(1,197,652)
Dr Pepper Snapple Group Inc	36,030	(1,448,766)
Green Mountain Coffee Roasters Inc	11,400	(533,976)
Lorillard Inc	3,340	(432,463)
Mead Johnson Nutrition Co	40,420	(3,333,842)
Safeway Inc	157,700	(3,187,117)
The Clorox Co	10,950	(752,812)
The Estee Lauder Cos Inc ‘A’	44,270	(2,742,084)
The Hershey Co	194,750	(11,944,018)
Wal-Mart Stores Inc	19,680	(1,204,416)
Whole Foods Market Inc	9,810	(816,192)

		(42,874,362)

Energy - (1.8%)

Arch Coal Inc	155,660	(1,667,119)
Chesapeake Energy Corp	78,710	(1,823,711)
Concho Resources Inc	8,210	(838,077)
CONSOL Energy Inc	93,060	(3,173,346)
Diamond Offshore Drilling Inc	20,360	(1,359,030)
Encana Corp (NYSE) (Canada)	183,110	(3,598,111)
FMC Technologies Inc	13,840	(697,813)
Newfield Exploration Co	16,340	(566,671)
Noble Energy Inc	7,420	(725,528)
Spectra Energy Corp	56,330	(1,777,211)
Tenaris SA ADR (Luxembourg)	87,660	(3,351,242)
Tesoro Corp	118,680	(3,185,371)
TransCanada Corp (NYSE) (Canada)	65,810	(2,829,830)
WPX Energy Inc	121,630	(2,190,556)

		(27,783,616)

Financials - (5.6%)

American Campus Communities Inc REIT	31,090	(1,390,345)
American International Group Inc	96,930	(2,988,352)
Aon Corp	85,600	(4,199,536)
Arch Capital Group Ltd (Bermuda)	26,900	(1,001,756)
Assurant Inc	34,780	(1,408,590)
Bank of Hawaii Corp	27,200	(1,315,120)
BioMed Realty Trust Inc REIT	60,190	(1,142,406)
Cullen/Frost Bankers Inc	22,920	(1,333,715)
Digital Realty Trust Inc REIT	88,462	(6,543,534)
Duke Realty Corp REIT	124,840	(1,790,206)
EastGroup Properties Inc REIT	30,040	(1,508,609)
Equity One Inc REIT	142,070	(2,872,655)
Extra Space Storage Inc REIT	132,210	(3,806,326)
Federal Realty Investment Trust REIT	74,170	(7,178,914)
Federated Investors Inc ‘B’	11,640	(260,852)
Fidelity National Financial Inc ‘A’	39,410	(710,562)
Franklin Resources Inc	14,530	(1,802,156)
General Growth Properties Inc REIT	215,380	(3,659,306)
Health Care REIT Inc	29,850	(1,640,556)
Lincoln National Corp	56,410	(1,486,968)
National Retail Properties Inc REIT	75,150	(2,043,329)
Northern Trust Corp	13,480	(639,626)
Principal Financial Group Inc	43,600	(1,286,636)
Realty Income Corp REIT	37,200	(1,440,756)
RenaissanceRe Holdings Ltd (Bermuda)	11,480	(869,380)
Strategic Hotels & Resorts Inc REIT	212,200	(1,396,276)
T. Rowe Price Group Inc	10,980	(716,994)
Taubman Centers Inc REIT	60,720	(4,429,524)
The Chubb Corp	41,580	(2,873,594)
The PNC Financial Services Group Inc	11,780	(759,692)
The Progressive Corp	155,850	(3,612,603)
The Travelers Cos Inc	12,850	(760,720)
Torchmark Corp	75,030	(3,740,246)
UMB Financial Corp	42,370	(1,895,422)
Valley National Bancorp	98,958	(1,281,506)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Washington REIT	113,890	($3,382,533)
Weingarten Realty Investors REIT	178,470	(4,716,962)
WR Berkley Corp	137,420	(4,963,610)

		(88,849,873)

Health Care - (3.2%)

Aetna Inc	50,660	(2,541,106)
Agilent Technologies Inc	7,590	(337,831)
Alexion Pharmaceuticals Inc	2,280	(211,721)
AmerisourceBergen Corp	41,684	(1,654,021)
Amgen Inc	34,230	(2,327,298)
Bristol-Myers Squibb Co	151,242	(5,104,418)
Coventry Health Care Inc	107,320	(3,817,372)
DaVita Inc	16,491	(1,486,993)
Edwards Lifesciences Corp	8,450	(614,568)
Eli Lilly & Co	230,890	(9,297,940)
Forest Laboratories Inc	42,120	(1,461,143)
Gilead Sciences Inc	16,880	(824,588)
Hospira Inc	54,300	(2,030,277)
Medtronic Inc	125,190	(4,906,196)
Regeneron Pharmaceuticals Inc	560	(65,307)
Stryker Corp	80,910	(4,488,887)
United Therapeutics Corp	10,800	(509,004)
Varian Medical Systems Inc	23,490	(1,619,870)
Warner Chilcott PLC ‘A’ (Ireland)	60,250	(1,012,803)
WellPoint Inc	12,190	(899,622)
Zimmer Holdings Inc	76,930	(4,945,060)

		(50,156,025)

Industrials - (4.3%)

Caterpillar Inc	10,980	(1,169,590)
Cummins Inc	5,440	(653,018)
Danaher Corp	72,440	(4,056,640)
Deere & Co	18,770	(1,518,493)
Dover Corp	165,100	(10,391,394)
Exelis Inc	12,290	(153,871)
FedEx Corp	19,860	(1,826,326)
Heartland Express Inc	274,092	(3,963,370)
Illinois Tool Works Inc	49,360	(2,819,443)
ITT Corp	6,135	(140,737)
Knight Transportation Inc	172,487	(3,046,120)
Lockheed Martin Corp	145,068	(13,035,810)
Northrop Grumman Corp	29,740	(1,816,519)
Parker-Hannifin Corp	45,480	(3,845,334)
Raytheon Co	71,979	(3,799,052)
Rockwell Automation Inc	87,240	(6,953,028)
The Boeing Co	49,750	(3,699,908)
United Parcel Service Inc ‘B’	7,060	(569,883)
Werner Enterprises Inc	178,240	(4,431,046)

		(67,889,582)

Information Technology - (3.9%)

Advanced Micro Devices Inc	385,960	(3,095,399)
Automatic Data Processing Inc	25,900	(1,429,421)
Cypress Semiconductor Corp	131,070	(2,048,624)
Dell Inc	132,060	(2,192,196)
Electronic Arts Inc	201,810	(3,325,829)
Intel Corp	325,490	(9,149,524)
International Business Machines Corp	17,040	(3,555,396)
JDS Uniphase Corp	49,020	(710,300)
KLA-Tencor Corp	112,479	(6,121,107)
Microchip Technology Inc	404,890	(15,061,908)
Motorola Solutions Inc	17,010	(864,618)
NVIDIA Corp	119,400	(1,837,566)
Paychex Inc	1,500	(46,485)
SAIC Inc	54,150	(714,780)
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	786,430	(12,016,651)

		(62,169,804)

Materials - (2.5%)

AK Steel Holding Corp	35,350	(267,246)
Cliffs Natural Resources Inc	136,100	(9,426,286)
Domtar Corp	3,850	(367,213)
Nucor Corp	132,800	(5,703,760)
OM Group Inc	117,951	(3,244,832)
Praxair Inc	122,260	(14,015,886)
The Dow Chemical Co	46,500	(1,610,760)
Vale SA ADR (Brazil)	115,410	(2,692,515)
Valspar Corp	32,730	(1,580,532)

		(38,909,030)

Utilities - (0.9%)

Consolidated Edison Inc	99,256	(5,798,535)
Entergy Corp	13,210	(887,712)
FirstEnergy Corp	10,130	(461,827)
National Fuel Gas Co	46,350	(2,230,362)
ONEOK Inc	7,870	(642,664)
Public Service Enterprise Group Inc	20,680	(633,015)
Wisconsin Energy Corp	106,350	(3,741,393)

		(14,395,508)

Total Common Stocks
(Proceeds $407,395,115)		(436,056,680)

TOTAL SECURITIES SOLD SHORT - (27.6%)
(Proceeds $407,395,115)		($436,056,680)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	The portfolio engages in securities lending to help achieve its stated investment objective. The Fund, on behalf of the portfolio, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the portfolio, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. As of March 31, 2012, the total value of securities out on loan was $443,291,219, and the cash collateral was $451,692,985 (See Note 5 in Supplemental Notes to Schedule of Investments).

(c)	An investment with a total aggregate value of $386,406 or less than 0.1% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee and then subsequently approved by the Board.

(d)	As of March 31, 2012, investments with total aggregate values of $776,090 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts. In addition, $465,000 in cash was segregated as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of March 31, 2012 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
S&P 500 E-Mini (06/12)	220	$15,406,522	$29,229

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks - Long
	Consumer Discretionary	$272,040,903	$272,040,903	$-	$-
	Consumer Staples	174,030,185	174,030,185	-	-
	Energy	205,271,177	205,271,177	-	-
	Financials	321,228,196	321,228,196	-	-
	Health Care	234,470,239	234,470,239	-	-
	Industrials	219,106,847	219,106,847	-	-
	Information Technology	362,894,755	362,508,349	386,406	-
	Materials	93,715,981	93,715,981	-	-
	Telecommunication Services	36,446,974	36,446,974	-	-
	Utilities	51,440,425	51,440,425	-	-

		1,970,645,682	1,970,259,276	386,406	-
	U.S. Treasury Obligations	2,743,852	-	2,743,852	-
	Short-Term Investment	8,138,343	-	8,138,343	-
	Derivatives:
	Equity Contracts
	Futures	29,229	29,229	-	-

	Total Assets	1,981,557,106	1,970,288,505	11,268,601	-

Liabilities	Common Stocks - Short (1)	(436,056,680)	(436,056,680)	-	-

	Total Liabilities	(436,056,680)	(436,056,680)	-	-

	Total	$1,545,500,426	$1,534,231,825	$11,268,601	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

During the period ended March 31, 2012, an investment with a total aggregate value of $386,406 was transferred from level 1 to level 2 due to valuation being updated from an exchange-traded price to a value determined by a Board Approved Valuation Committee.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Consumer Discretionary - 11.7%

AutoZone Inc *	36,720	$13,652,496
CarMax Inc *	335,220	11,615,373
Ford Motor Co	3,774,480	47,143,255
Hyatt Hotels Corp ‘A’ *	466,510	19,929,307
McDonald’s Corp	89,700	8,799,570
The McGraw-Hill Cos Inc	1,000,160	48,477,755
The TJX Cos Inc	659,430	26,185,966

		175,803,722

Consumer Staples - 10.7%

Dr Pepper Snapple Group Inc	888,640	35,732,214
General Mills Inc	336,940	13,292,283
Mead Johnson Nutrition Co	215,670	17,788,462
Philip Morris International Inc	721,020	63,889,582
The J.M. Smucker Co	370,380	30,134,117

		160,836,658

Energy - 11.2%

Chevron Corp	638,197	68,440,246
Kinder Morgan Inc	416,170	16,084,971
National Oilwell Varco Inc	268,190	21,313,059
Noble Energy Inc	308,550	30,170,019
Occidental Petroleum Corp	344,987	32,853,112

		168,861,407

Financials - 17.1%

Berkshire Hathaway Inc ‘B’ *	92,860	7,535,589
CIT Group Inc *	1,278,620	52,730,289
Citigroup Inc	1,060,808	38,772,532
CME Group Inc ‘A’	82,160	23,771,353
Discover Financial Services	764,900	25,501,766
JPMorgan Chase & Co	1,082,830	49,788,523
M&T Bank Corp	85,220	7,403,914
Marsh & McLennan Cos Inc	743,340	24,374,119
MSCI Inc ‘A’ *	327,500	12,055,275
The Blackstone Group LP	1,001,000	15,955,940

		257,889,300

Health Care - 11.9%

Abbott Laboratories	647,320	39,674,243
Bristol-Myers Squibb Co	931,370	31,433,737
Celgene Corp *	248,990	19,301,705
Covidien PLC (Ireland)	281,810	15,409,371
DaVita Inc *	136,460	12,304,598
Edwards Lifesciences Corp *	80,890	5,883,130
Medco Health Solutions Inc *	170,310	11,972,793
Watson Pharmaceuticals Inc *	126,120	8,457,607
WellPoint Inc	477,740	35,257,212

		179,694,396

Industrials - 9.8%

CSX Corp	1,432,750	30,832,780
QR National Ltd (Australia)	427,900	1,653,794
The Boeing Co	372,390	27,694,644
Tyco International Ltd (Switzerland)	784,730	44,086,132
United Parcel Service Inc ‘B’	438,340	35,382,805
Xylem Inc	279,000	7,742,250

		147,392,405

Information Technology - 21.4%

Apple Inc *	200,500	120,193,735
Corning Inc	839,470	11,819,738
eBay Inc *	1,448,390	53,431,107
Google Inc ‘A’ *	61,110	39,186,176
International Business Machines Corp	143,020	29,841,123
Microsoft Corp	480,000	15,480,000
Oracle Corp	461,710	13,463,464
QUALCOMM Inc	584,830	39,780,136

		323,195,479

Materials - 1.5%

Praxair Inc	131,010	15,018,986
Vulcan Materials Co	172,620	7,376,053

		22,395,039

Telecommunication Services - 2.1%

America Movil SAB de CV ‘L’ ADR (Mexico)	1,252,130	31,090,388

Utilities - 1.5%

The AES Corp *	1,709,990	22,349,569

Total Common Stocks
(Cost $1,150,143,537)		1,489,508,363

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $4,916,779; collateralized by U.S. Treasury Notes: 0.750% due 08/15/13 and value $5,016,613)	$4,916,774	4,916,774

Total Short-Term Investment
(Cost $4,916,774)		4,916,774

TOTAL INVESTMENTS - 99.2%
(Cost $1,155,060,311)		1,494,425,137

OTHER ASSETS & LIABILITIES, NET - 0.8%		11,475,887

NET ASSETS - 100.0%		$1,505,901,024

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$175,803,722	$175,803,722	$-	$-
	Consumer Staples	160,836,658	160,836,658	-	-
	Energy	168,861,407	168,861,407	-	-
	Financials	257,889,300	257,889,300	-	-
	Health Care	179,694,396	179,694,396	-	-
	Industrials	147,392,405	145,738,611	1,653,794	-
	Information Technology	323,195,479	323,195,479	-	-
	Materials	22,395,039	22,395,039	-	-
	Telecommunication Services	31,090,388	31,090,388	-	-
	Utilities	22,349,569	22,349,569	-	-

		1,489,508,363	1,487,854,569	1,653,794	-
	Short-Term Investment	4,916,774	-	4,916,774	-

	Total	$1,494,425,137	$1,487,854,569	$6,570,568	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.1%

Industrials - 1.1%

Better Place LLC ‘B’ 8.000% * ◊ + Δ	4,704,600	$21,358,884

Total Convertible Preferred Stocks
(Cost $11,761,500)		21,358,884

COMMON STOCKS - 95.1%

Consumer Discretionary - 18.8%

ANN Inc *	463,800	13,283,232
AutoZone Inc *	148,705	55,288,519
Big Lots Inc *	790,595	34,011,397
Darden Restaurants Inc	535,900	27,416,644
DeVry Inc	352,900	11,952,723
Lear Corp	594,200	27,624,358
Macy’s Inc	1,417,100	56,301,383
Marriott International Inc ‘A’	341,700	12,933,345
Newell Rubbermaid Inc	1,530,957	27,266,344
Ross Stores Inc	1,080,600	62,782,860
The Interpublic Group of Cos Inc	1,799,917	20,537,053

		349,397,858

Consumer Staples - 5.6%

Energizer Holdings Inc *	365,300	27,097,954
Molson Coors Brewing Co ‘B’	1,070,100	48,422,025
Ralcorp Holdings Inc *	394,220	29,207,760

		104,727,739

Energy - 6.8%

Cameron International Corp *	696,400	36,790,812
Energen Corp	41,865	2,057,665
Marathon Petroleum Corp	333,600	14,464,896
Noble Energy Inc	233,800	22,860,964
Rosetta Resources Inc *	292,500	14,262,300
Rowan Cos Inc *	1,073,900	35,363,527

		125,800,164

Financials - 15.5%

Ameriprise Financial Inc	659,000	37,648,670
CBRE Group Inc ‘A’ *	769,000	15,349,240
Duke Realty Corp REIT	1,675,400	24,025,236
Fifth Third Bancorp	2,455,300	34,496,965
Invesco Ltd (Bermuda)	1,547,500	41,271,825
Janus Capital Group Inc	1,127,200	10,043,352
Kilroy Realty Corp REIT	610,000	28,432,100
LaSalle Hotel Properties REIT	531,785	14,964,430
PartnerRe Ltd (Bermuda)	305,400	20,733,606
Signature Bank *	383,397	24,169,347
The Macerich Co REIT	335,800	19,392,450
Willis Group Holdings PLC (Ireland)	534,300	18,689,814

		289,217,035

Health Care - 10.4%

Aetna Inc	743,900	37,314,024
Agilent Technologies Inc	830,800	36,978,908
AMERIGROUP Corp *	198,600	13,361,808
CareFusion Corp *	928,200	24,068,226
Henry Schein Inc *	250,800	18,980,544
Medicis Pharmaceutical Corp ‘A’	527,300	19,821,207
Vertex Pharmaceuticals Inc *	259,500	10,642,095
Zimmer Holdings Inc	497,400	31,972,872

		193,139,684

Industrials - 11.1%

BE Aerospace Inc *	429,400	19,954,218
Corrections Corp of America *	1,233,742	33,693,494
Dover Corp	586,220	36,896,687
Equifax Inc	375,989	16,641,273
Parker Hannifin Corp	416,200	35,189,710
Rockwell Collins Inc	634,600	36,527,576
SPX Corp	362,700	28,120,131

		207,023,089

Information Technology - 20.4%

Amdocs Ltd * (United Kingdom)	902,600	28,504,108
Analog Devices Inc	465,500	18,806,200
Autodesk Inc *	948,300	40,132,056
BMC Software Inc *	754,100	30,284,656
Fidelity National Information Services Inc	734,800	24,336,576
Intuit Inc	520,800	31,315,704
Lexmark International Inc ‘A’	833,600	27,708,864
Marvell Technology Group Ltd * (Bermuda)	1,820,800	28,641,184
NetApp Inc *	855,200	38,287,304
Polycom Inc *	855,500	16,314,385
Quest Software Inc *	799,035	18,593,544
Symantec Corp *	1,384,400	25,888,280
Vantiv Inc ‘A’ *	702,200	13,784,186
Xilinx Inc	1,041,600	37,945,488

		380,542,535

Materials - 6.5%

Ball Corp	915,166	39,242,318
Cliffs Natural Resources Inc	225,400	15,611,204
Compass Minerals International Inc	182,491	13,091,904
Eastman Chemical Co	905,300	46,794,957
Walter Energy Inc	121,900	7,217,699

		121,958,082

Total Common Stocks
(Cost $1,578,679,382)		1,771,806,186

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $57,455,635; collateralized by Fannie Mae: 0.550% - 4.625% due 10/15/13- 10/18/13 and value $56,814,523; and U.S. Treasury Notes: 0.125% due 09/30/13 and value $1,790,513)	$57,455,587	57,455,587

Total Short-Term Investment
(Cost $57,455,587)		57,455,587

TOTAL INVESTMENTS - 99.3%
(Cost $1,647,896,469)		1,850,620,657

OTHER ASSETS & LIABILITIES, NET - 0.7%		13,053,103

NET ASSETS - 100.0%		$1,863,673,760

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a total aggregate value of $21,358,884 or 1.1% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee and then subsequently approved by the Board.

(c)	As of March 31, 2012, 1.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	Restricted securities as of March 31, 2012 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$11,761,500	$21,358,884	1.1%

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$21,358,884	$-	$-	$21,358,884
	Common Stocks (1)	1,771,806,186	1,771,806,186	-	-
	Short-Term Investment	57,455,587	-	57,455,587	-

	Total	$1,850,620,657	$1,771,806,186	$57,455,587	$21,358,884

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) for the period ended March 31, 2012:

Convertible
Preferred
Stocks (1)
Value, Beginning of Period	$21,358,884
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Transfers In	-
Transfers Out	-

Value, End of Period	$21,358,884

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.1%

Industrials - 1.1%

Better Place LLC ‘B’ 8.000% * ◊ + Δ	2,687,456	$12,201,050

Total Convertible Preferred Stocks
(Cost $6,718,638)		12,201,050

COMMON STOCKS - 96.5%

Consumer Discretionary - 13.4%

Ctrip.com International Ltd ADR * (Cayman)	375,384	8,123,310
Dollar Tree Inc *	187,627	17,728,875
Dunkin’ Brands Group Inc	452,611	13,628,117
Groupon Inc *	1,132,560	20,816,453
Morningstar Inc	253,100	15,957,955
Netflix Inc *	140,815	16,199,358
New Oriental Education & Technology Group ADR * (Cayman)	404,578	11,109,712
The McGraw-Hill Cos Inc	379,453	18,392,087
Weight Watchers International Inc	436,654	33,705,322

		155,661,189

Consumer Staples - 4.4%

Mead Johnson Nutrition Co	374,713	30,906,328
Natura Cosmeticos SA (Brazil)	479,013	10,417,605
Sun Art Retail Group Ltd * (Hong Kong)	7,479,000	10,139,488

		51,463,421

Energy - 2.6%

Range Resources Corp	336,085	19,539,982
Ultra Petroleum Corp * (Canada)	488,892	11,063,626

		30,603,608

Financials - 6.1%

Greenhill & Co Inc	176,167	7,687,928
IntercontinentalExchange Inc *	128,144	17,609,548
Leucadia National Corp	554,964	14,484,560
MSCI Inc ‘A’ *	831,929	30,623,307

		70,405,343

Health Care - 12.5%

athenahealth Inc *	190,619	14,128,680
IDEXX Laboratories Inc *	210,257	18,386,975
Illumina Inc *	482,462	25,382,326
Intuitive Surgical Inc *	83,136	45,038,928
Ironwood Pharmaceuticals Inc ‘A’ *	561,840	7,478,090
Techne Corp	201,652	14,135,805
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	389,900	20,933,731

		145,484,535

Industrials - 20.6%

Covanta Holding Corp	748,723	12,151,774
Edenred (France)	1,388,904	41,781,729
Expeditors International of Washington Inc	493,280	22,942,453
Fastenal Co	815,758	44,132,508
IHS Inc ‘A’ *	191,237	17,909,345
Intertek Group PLC (United Kingdom)	521,043	20,916,744
Qualicorp SA * (Brazil)	1,774,483	15,213,048
Schindler Holding AG - Participation Certificates (Switzerland)	138,392	16,642,560
Stericycle Inc *	189,075	15,814,233
Verisk Analytics Inc ‘A’ *	671,252	31,528,707

		239,033,101

Information Technology - 29.0%

Akamai Technologies Inc *	545,870	20,033,429
Alibaba.com Ltd * (Cayman)	5,166,800	8,778,723
ARM Holdings PLC ADR (United Kingdom)	637,360	18,030,915
Citrix Systems Inc *	128,589	10,146,958
FactSet Research Systems Inc	168,760	16,713,990
First Solar Inc *	187,026	4,685,001
Gartner Inc *	422,174	18,001,499
LinkedIn Corp ‘A’ *	341,139	34,792,767
MercadoLibre Inc	114,697	11,216,220
Motorola Solutions Inc	932,000	47,373,560
Nexon Co Ltd * (Japan)	509,395	8,879,950
NVIDIA Corp *	226,549	3,486,589
Red Hat Inc *	302,376	18,109,299
salesforce.com inc *	171,606	26,514,843
Solera Holdings Inc	444,473	20,396,866
Yandex NV ‘A’ * (Netherlands)	1,005,345	27,013,620
Youku Inc ADR * (Cayman)	510,878	11,234,207
Zynga Inc ‘A’ *	2,332,995	30,678,884

		336,087,320

Materials - 5.3%

Intrepid Potash Inc *	511,683	12,449,247
Lynas Corp Ltd * (Australia)	3,815,754	4,332,044
Martin Marietta Materials Inc	145,817	12,486,310
Molycorp Inc *	427,305	14,455,728
Rockwood Holdings Inc *	337,588	17,605,214

		61,328,543

Telecommunication Services - 0.9%

Millicom International Cellular SA SDR (Luxembourg)	94,282	10,693,888

Utilities - 1.7%

Brookfield Infrastructure Partners LP (Bermuda)	618,882	19,556,671

Total Common Stocks
(Cost $913,864,442)		1,120,317,619

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $42,780,861; collateralized by Fannie Mae: 0.550% due 10/18/13 and value $43,637,045)	$42,780,826	42,780,826

Total Short-Term Investment
(Cost $42,780,826)		42,780,826

TOTAL INVESTMENTS - 101.3%
(Cost $963,363,906)		1,175,299,495

OTHER ASSETS & LIABILITIES, NET - (1.3%)		(14,568,601)

NET ASSETS - 100.0%		$1,160,730,894

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a total aggregate value of $12,201,050 or 1.1% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee and then subsequently approved by the Board.

(c)	As of March 31, 2012, 1.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	Restricted securities as of March 31, 2012 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$6,718,638	$12,201,050	1.1%

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$12,201,050	$-	$-	$12,201,050
	Common Stocks
	Consumer Discretionary	155,661,189	155,661,189	-	-
	Consumer Staples	51,463,421	41,323,933	10,139,488	-
	Energy	30,603,608	30,603,608	-	-
	Financials	70,405,343	70,405,343	-	-
	Health Care	145,484,535	145,484,535	-	-
	Industrials	239,033,101	159,692,068	79,341,033	-
	Information Technology	336,087,320	318,428,647	17,658,673	-
	Materials	61,328,543	56,996,499	4,332,044	-
	Telecommunication Services	10,693,888	-	10,693,888	-
	Utilities	19,556,671	19,556,671	-	-

		1,120,317,619	998,152,493	122,165,126	-
	Short-Term Investment	42,780,826	-	42,780,826	-

	Total	$1,175,299,495	$998,152,493	$164,945,952	$12,201,050

During the period ended March 31, 2012, an investment with a total aggregate value of $8,879,950 was transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) for the period ended March 31, 2012:

Convertible
Preferred
Stocks (1)
Value, Beginning of Period	$12,201,050
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Transfers In	-
Transfers Out	-

Value, End of Period	$12,201,050

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Consumer Discretionary - 10.9%

Abercrombie & Fitch Co ‘A’	264,780	$13,135,736
Ascena Retail Group Inc *	51,395	2,277,827
Dana Holding Corp	1,032,372	16,001,766
Gaylord Entertainment Co *	498,784	15,362,547
Lear Corp	234,700	10,911,203
M.D.C. Holdings Inc	324,470	8,368,081
Macy’s Inc	170,250	6,764,033
PVH Corp	55,840	4,988,187
Staples Inc	601,270	9,728,549
The Goodyear Tire & Rubber Co *	882,910	9,906,250
The Interpublic Group of Cos Inc	339,200	3,870,272
Vail Resorts Inc	223,000	9,644,750
Williams-Sonoma Inc	189,640	7,107,707
Wynn Resorts Ltd	43,990	5,493,471

		123,560,379

Consumer Staples - 5.3%

Avon Products Inc	241,892	4,683,029
Coca-Cola Enterprises Inc	514,800	14,723,280
H.J. Heinz Co	137,680	7,372,764
The J.M. Smucker Co	277,316	22,562,430
TreeHouse Foods Inc *	182,560	10,862,320

		60,203,823

Energy - 5.7%

Alpha Natural Resources Inc *	221,720	3,372,361
Denbury Resources Inc *	519,910	9,477,959
EQT Corp	148,304	7,149,736
Nabors Industries Ltd * (Bermuda)	533,920	9,338,261
National Oilwell Varco Inc	93,260	7,411,372
Noble Energy Inc	110,820	10,835,980
Valero Energy Corp	355,830	9,169,739
Whiting Petroleum Corp *	143,550	7,794,765

		64,550,173

Financials - 27.6%

Ameriprise Financial Inc	228,510	13,054,776
Aon Corp	277,618	13,619,939
AXIS Capital Holdings Ltd (Bermuda)	593,143	19,674,553
BioMed Realty Trust Inc REIT	912,400	17,317,352
Capitol Federal Financial Inc	1,312,570	15,567,080
Comerica Inc	517,350	16,741,446
CubeSmart REIT	951,386	11,321,494
Discover Financial Services	322,060	10,737,480
Duke Realty Corp REIT	641,230	9,195,238
DuPont Fabros Technology Inc REIT	327,660	8,011,287
Forestar Group Inc *	682,706	10,506,845
Invesco Ltd (Bermuda)	535,700	14,287,119
Kilroy Realty Corp REIT	222,250	10,359,073
Lincoln National Corp	472,543	12,456,234
Loews Corp	547,703	21,836,919
M&T Bank Corp	185,300	16,098,864
NYSE Euronext	459,999	13,804,570
People’s United Financial Inc	825,833	10,934,029
RenaissanceRe Holdings Ltd (Bermuda)	258,830	19,601,196
SunTrust Banks Inc	416,360	10,063,421
Vornado Realty Trust REIT	200,500	16,882,100
XL Group PLC (Ireland)	944,120	20,477,963

		312,548,978

Health Care - 8.7%

AmerisourceBergen Corp	416,970	16,545,370
Boston Scientific Corp *	1,689,890	10,105,542
CIGNA Corp	309,780	15,256,665
Covidien PLC (Ireland)	143,100	7,824,708
Forest Laboratories Inc *	420,620	14,591,308
Tenet Healthcare Corp *	1,033,590	5,488,363
Thermo Fisher Scientific Inc	50,060	2,822,383
Universal Health Services Inc ‘B’	285,208	11,953,067
WellPoint Inc	198,778	14,669,816

		99,257,222

Industrials - 9.9%

Corrections Corp of America *	660,580	18,040,440
Fortune Brands Home & Security Inc *	405,850	8,957,109
Hertz Global Holdings Inc *	950,674	14,298,137
Jacobs Engineering Group Inc *	255,960	11,356,945
Parker Hannifin Corp	146,800	12,411,940
Spirit AeroSystems Holdings Inc ‘A’ *	398,350	9,743,641
Stanley Black & Decker Inc	158,750	12,217,400
The Timken Co	256,420	13,010,751
Towers Watson & Co ‘A’	178,900	11,819,923

		111,856,286

Information Technology - 13.0%

Analog Devices Inc	195,430	7,895,372
Broadridge Financial Solutions Inc	733,296	17,533,107
Comverse Technology Inc *	962,510	6,612,444
Ingram Micro Inc ‘A’ *	456,690	8,476,166
ON Semiconductor Corp *	1,988,991	17,920,809
Seagate Technology PLC (Ireland)	330,600	8,909,670
Take-Two Interactive Software Inc *	1,223,393	18,821,901
TE Connectivity Ltd (Switzerland)	526,200	19,337,850
Teradyne Inc *	521,110	8,801,548
Western Digital Corp *	287,850	11,914,112
Xerox Corp	1,450,813	11,722,569
Yahoo! Inc *	602,958	9,177,021

		147,122,569

Materials - 4.5%

Ashland Inc	316,070	19,299,234
Coeur d’Alene Mines Corp *	136,900	3,250,006
Crown Holdings Inc *	426,680	15,714,625
Cytec Industries Inc	79,210	4,815,176
Freeport-McMoRan Copper & Gold Inc	81,802	3,111,748
Rock-Tenn Co ‘A’	66,940	4,522,466

		50,713,255

Telecommunication Services - 1.5%

CenturyLink Inc	440,370	17,020,300

Utilities - 10.6%

American Electric Power Co Inc	409,587	15,801,866
Edison International	413,280	17,568,533
Northeast Utilities	425,449	15,792,667
NRG Energy Inc *	858,195	13,447,916
NV Energy Inc	471,200	7,595,744
PPL Corp	640,010	18,086,683
Westar Energy Inc	601,910	16,811,346
Wisconsin Energy Corp	436,224	15,346,360

		120,451,115

Total Common Stocks
(Cost $1,027,285,409)		1,107,284,100

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $24,854,296; collateralized by U.S. Treasury Notes: 0.125% due 09/30/13 and value $25,351,463)	$24,854,275	$24,854,275

Total Short-Term Investment
(Cost $24,854,275)		24,854,275

TOTAL INVESTMENTS - 99.9%
(Cost $1,052,139,684)		1,132,138,375

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,290,883

NET ASSETS - 100.0%		$1,133,429,258

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,107,284,100	$1,107,284,100	$-	$-
	Short-Term Investment	24,854,275	-	24,854,275	-

	Total	$1,132,138,375	$1,107,284,100	$24,854,275	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.9%

Consumer Discretionary - 17.7%

1-800-FLOWERS.COM Inc ‘A’ *	11,294	$34,221
AH Belo Corp ‘A’	8,888	43,462
Ambassadors Group Inc	6,522	34,893
America’s Car-Mart Inc *	1,952	85,849
American Axle & Manufacturing Holdings Inc *	25,246	295,631
American Greetings Corp ‘A’	17,265	264,845
Archipelago Learning Inc *	2,576	28,645
Arctic Cat Inc *	5,873	251,541
Asbury Automotive Group Inc *	14,044	379,188
Ascent Capital Group Inc ‘A’ *	6,917	327,105
Autoliv Inc	122,000	8,180,100
Barnes & Noble Inc *	13,999	185,487
Beazer Homes USA Inc *	36,406	118,319
bebe Stores Inc	18,580	171,493
Belo Corp ‘A’	31,633	226,809
Benihana Inc	6,914	90,228
Big 5 Sporting Goods Corp	10,724	84,076
Biglari Holdings Inc *	529	213,108
Black Diamond Inc *	8,827	81,738
Blyth Inc	2,537	189,844
Bob Evans Farms Inc	14,692	554,182
Boyd Gaming Corp *	26,520	207,917
Brown Shoe Co Inc	591,544	5,459,951
Brunswick Corp	334,900	8,623,675
Build-A-Bear Workshop Inc *	7,334	38,503
Cabela’s Inc *	20,891	796,992
Caesars Entertainment Corp *	12,431	183,233
Callaway Golf Co	31,086	210,141
Cambium Learning Group Inc *	8,410	22,287
Caribou Coffee Co Inc *	3,420	63,749
Carter’s Inc *	3,183	158,418
Casual Male Retail Group Inc *	20,768	69,780
Cavco Industries Inc *	3,265	152,084
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	17,491	124,186
Charming Shoppes Inc *	56,395	332,730
Cherokee Inc	550	6,265
Christopher & Banks Corp	17,587	32,712
Churchill Downs Inc	4,400	245,960
Cinemark Holdings Inc	4,150	91,092
Citi Trends Inc *	7,238	82,947
Coldwater Creek Inc *	34,714	40,268
Collective Brands Inc *	29,714	584,177
Columbia Sportswear Co	1,822	86,454
Conn’s Inc *	6,435	98,777
Core-Mark Holding Co Inc	4,722	193,319
Corinthian Colleges Inc *	37,409	154,873
Cost Plus Inc *	3,332	59,643
Cracker Barrel Old Country Store Inc	629	35,098
Crown Media Holdings Inc ‘A’ *	12,865	20,455
CSS Industries Inc	3,839	74,707
Cumulus Media Inc ‘A’ *	14,599	50,951
Dana Holding Corp	4,128	63,984
Delta Apparel Inc *	3,021	49,635
Denny’s Corp *	13,454	54,354
Dial Global Inc *	2,664	6,207
Digital Generation Inc *	3,040	31,038
Domino’s Pizza Inc	17,395	631,438
Drew Industries Inc *	173,292	4,732,605
Einstein Noah Restaurant Group Inc	580	8,654
Entercom Communications Corp ‘A’ *	11,662	75,686
Entravision Communications Corp ‘A’	10,686	18,273
Ethan Allen Interiors Inc	154,382	3,908,952
Exide Technologies *	27,843	87,149
Fisher Communications Inc *	4,200	129,024
Francesca’s Holdings Corp *	3,254	102,859
Fred’s Inc ‘A’	180,788	2,641,313
Fuel Systems Solutions Inc *	8,049	210,562
Furniture Brands International Inc *	20,060	33,701
GameStop Corp ‘A’	369,000	8,058,960
Gaylord Entertainment Co *	17,179	529,113
Genesco Inc *	10,289	737,207
Gentex Corp	405,020	9,922,990
Global Sources Ltd * (Bermuda)	329	2,027
Gordmans Stores Inc *	269	5,910
Gray Television Inc *	24,142	45,628
Group 1 Automotive Inc	274,753	15,432,876
Harte-Hanks Inc	21,400	193,670
Haverty Furniture Cos Inc	8,904	98,834
Helen of Troy Ltd * (Bermuda)	14,970	509,130
hhgregg Inc *	7,712	87,763
Hillenbrand Inc	308,200	7,073,190
Hot Topic Inc	20,399	207,050
Hovnanian Enterprises Inc ‘A’ *	31,678	77,611
Iconix Brand Group Inc *	35,139	610,716
International Speedway Corp ‘A’	14,167	393,134
Isle of Capri Casinos Inc *	9,543	67,374
Jack in the Box Inc *	20,103	481,869
JAKKS Pacific Inc	13,119	228,927
Johnson Outdoors Inc ‘A’ *	2,355	44,980
Journal Communications Inc ‘A’ *	21,191	119,305
K-Swiss Inc ‘A’ *	12,682	51,996
KB Home	37,290	331,881
Kenneth Cole Productions Inc ‘A’ *	2,303	37,078
Kirkland’s Inc *	7,447	120,492
Knology Inc *	1,013	18,437
La-Z-Boy Inc *	726,877	10,874,080
LeapFrog Enterprises Inc *	19,986	167,083
Life Time Fitness Inc *	1,900	96,083
Lifetime Brands Inc	4,546	51,097
LIN TV Corp ‘A’ *	13,595	55,060
Lincoln Educational Services Corp	10,802	85,444
Lithia Motors Inc ‘A’	10,583	277,275
Live Nation Entertainment Inc *	67,979	639,003
Liz Claiborne Inc *	43,275	578,154
Luby’s Inc *	9,445	57,331
M.D.C. Holdings Inc	163,957	4,228,451
M/I Homes Inc *	9,134	112,896
Mac-Gray Corp	5,656	85,575
Maidenform Brands Inc *	99,700	2,244,247
Marcus Corp	9,950	124,872
Marine Products Corp	2,675	15,916
MarineMax Inc *	11,293	92,941
Martha Stewart Living Omnimedia Inc ‘A’	13,563	51,675
Matthews International Corp ‘A’	8,777	277,704
Mattress Firm Holding Corp *	1,951	73,943
Meredith Corp	17,540	569,348
Meritage Homes Corp *	13,435	363,551
Modine Manufacturing Co *	22,507	198,737
Monarch Casino & Resort Inc *	4,433	45,660
Morgans Hotel Group Co *	6,617	32,754
Motorcar Parts of America Inc *	5,729	55,113
Movado Group Inc	8,340	204,747
Multimedia Games Holding Co Inc *	12,943	141,855
New York & Co Inc *	12,226	45,603
Nexstar Broadcasting Group Inc ‘A’ *	4,176	34,703
O’Charleys Inc *	9,070	89,249
Office Depot Inc *	133,906	461,976
OfficeMax Inc *	41,635	238,152
Orbitz Worldwide Inc *	9,998	30,494
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	45,924	468,425
Outdoor Channel Holdings Inc	6,876	50,264
P.F. Chang’s China Bistro Inc	883	34,896
Pacific Sunwear of California Inc *	22,823	40,168
Penske Automotive Group Inc	21,484	529,151
Perry Ellis International Inc *	5,500	102,685

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Pier 1 Imports Inc *	360,444	$6,552,872
Pinnacle Entertainment Inc *	27,944	321,635
Quiksilver Inc *	62,871	253,999
Red Lion Hotels Corp *	7,009	57,544
Red Robin Gourmet Burgers Inc *	667	24,806
Regis Corp	590,347	10,880,095
Rent-A-Center Inc	28,327	1,069,344
RG Barry Corp	3,683	44,933
Ruby Tuesday Inc *	31,591	288,426
Ruth’s Hospitality Group Inc *	14,152	107,414
Saga Communications Inc ‘A’ *	1,753	62,757
Saks Inc *	507,384	5,890,728
Scholastic Corp	12,775	450,702
School Specialty Inc *	7,432	26,309
Scientific Games Corp ‘A’ *	13,265	154,670
Sealy Corp *	23,740	47,955
Select Comfort Corp *	3,505	113,527
Shiloh Industries Inc	2,621	24,978
Shoe Carnival Inc *	4,381	141,156
Shuffle Master Inc *	4,954	87,190
Sinclair Broadcast Group Inc ‘A’	22,632	250,310
Skechers U.S.A. Inc ‘A’ *	18,133	230,652
Skullcandy Inc *	2,945	46,619
Skyline Corp	3,176	24,296
Smith & Wesson Holding Corp *	19,261	149,273
Sonic Automotive Inc ‘A’	19,374	346,988
Spartan Motors Inc	16,203	85,714
Speedway Motorsports Inc	5,644	105,430
Stage Stores Inc	15,093	245,110
Standard Motor Products Inc	9,528	169,027
Standard Pacific Corp *	51,421	229,338
Stein Mart Inc *	13,434	88,664
Steinway Musical Instruments Inc *	3,155	78,875
Stewart Enterprises Inc ‘A’	36,167	219,534
Summer Infant Inc *	6,586	39,516
Superior Industries International Inc	11,159	218,047
Systemax Inc *	4,941	83,305
Teavana Holdings Inc *	2,313	45,612
Texas Roadhouse Inc	2,149	35,759
The Bon-Ton Stores Inc	6,086	56,235
The Cato Corp ‘A’	297,748	8,229,755
The Children’s Place *	11,824	610,946
The EW Scripps Co ‘A’ *	15,134	149,373
The Finish Line Inc ‘A’	17,385	368,910
The Jones Group Inc	39,014	490,016
The McClatchy Co ‘A’ *	27,749	80,195
The Men’s Wearhouse Inc	358,239	13,888,926
The New York Times Co ‘A’ *	66,110	448,887
The Pep Boys-Manny Moe & Jack	27,062	403,765
The Ryland Group Inc	21,385	412,303
The Talbots Inc *	33,987	102,981
The Warnaco Group Inc *	3,087	180,281
The Wet Seal Inc ‘A’ *	44,312	152,876
Thor Industries Inc	477,610	15,073,372
Town Sports International Holdings Inc *	5,687	71,827
Tuesday Morning Corp *	20,586	79,050
Unifi Inc *	6,779	65,485
Universal Electronics Inc *	4,442	88,751
Vail Resorts Inc	3,614	156,305
Value Line Inc	216	2,652
Valuevision Media Inc ‘A’ *	4,198	8,690
VOXX International Corp *	8,575	116,277
West Marine Inc *	7,124	85,346
Weyco Group Inc	3,382	80,153
Winnebago Industries Inc *	392,150	3,843,070
World Wrestling Entertainment Inc ‘A’	1,225	10,866
Zale Corp *	15,592	48,179

		186,940,632

Consumer Staples - 1.5%

Alico Inc	1,177	27,200
Alliance One International Inc *	41,755	157,416
Arden Group Inc ‘A’	258	23,450
B&G Foods Inc	9,907	223,007
Cal-Maine Foods Inc	6,455	246,968
Central European Distribution Corp *	35,610	181,967
Central Garden & Pet Co ‘A’ *	20,518	197,588
Chiquita Brands International Inc *	21,985	193,248
Craft Brew Alliance Inc *	3,625	27,768
Dole Food Co Inc *	13,955	139,271
Elizabeth Arden Inc *	2,254	78,845
Farmer Bros. Co *	3,186	34,696
Fresh Del Monte Produce Inc (Cayman)	17,671	403,606
Griffin Land & Nurseries Inc	1,138	30,055
Harbinger Group Inc *	4,718	24,439
Imperial Sugar Co	6,320	29,641
Ingles Markets Inc ‘A’	6,090	107,428
Lancaster Colony Corp	107,520	7,145,779
MGP Ingredients Inc	6,179	33,243
Nash Finch Co	5,815	165,262
Nutraceutical International Corp *	4,470	65,083
Oil-Dri Corp of America	2,023	43,070
Omega Protein Corp *	8,725	66,397
Pilgrim’s Pride Corp *	29,622	220,980
Prestige Brands Holdings Inc *	24,311	424,956
Primo Water Corp *	2,492	4,859
Revlon Inc ‘A’ *	5,397	93,098
Rite Aid Corp *	261,997	455,875
Roundy’s Inc *	5,796	62,017
Ruddick Corp	10,931	438,333
Sanderson Farms Inc	10,723	568,641
Schiff Nutrition International Inc *	4,439	54,555
Seneca Foods Corp ‘A’ *	4,493	118,346
Smart Balance Inc *	14,982	99,031
Snyder’s-Lance Inc	22,859	590,905
Spartan Stores Inc	10,909	197,671
Spectrum Brands Holdings Inc *	1,707	59,677
Star Scientific Inc *	6,289	20,628
Susser Holdings Corp *	4,503	115,592
The Andersons Inc	9,017	439,038
The Chefs’ Warehouse Inc *	2,139	49,496
The Hain Celestial Group Inc *	13,078	572,947
The Pantry Inc *	10,386	135,122
Tootsie Roll Industries Inc	1,022	23,409
TreeHouse Foods Inc *	7,061	420,130
Universal Corp	11,204	522,106
Vector Group Ltd	7,325	129,799
Village Super Market Inc ‘A’	3,055	96,507
Weis Markets Inc	5,409	235,832

		15,794,977

Energy - 10.6%

Alon USA Energy Inc	1,302	11,783
Approach Resources Inc *	3,557	131,431
Atwood Oceanics Inc *	261,400	11,734,246
Bill Barrett Corp *	21,009	546,444
Bonanza Creek Energy Inc *	1,757	38,390
BPZ Resources Inc *	38,262	154,196
Bristow Group Inc	309,767	14,785,179
C&J Energy Services Inc *	2,778	49,421
Cal Dive International Inc *	17,276	57,011
CAMAC Energy Inc *	30,348	30,348
Cloud Peak Energy Inc *	23,301	371,185
Comstock Resources Inc *	23,077	365,309
Crimson Exploration Inc *	10,564	43,841
Crosstex Energy Inc	2,216	31,334
Dawson Geophysical Co *	2,788	95,768
Delek US Holdings Inc	7,077	109,764

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
DHT Holdings Inc	32,418	$31,121
Endeavour International Corp *	17,946	212,660
Energen Corp	134,110	6,591,506
Energy Partners Ltd *	13,998	232,507
Exterran Holdings Inc *	30,661	404,419
Frontline Ltd (Bermuda)	24,884	191,358
Gastar Exploration Ltd * (Canada)	28,095	84,004
GeoResources Inc *	5,904	193,297
GMX Resources Inc *	23,266	29,548
Green Plains Renewable Energy Inc *	7,949	85,770
Gulf Island Fabrication Inc	5,903	172,781
Gulfmark Offshore Inc ‘A’ *	9,385	431,335
Hallador Energy Co	20	177
Harvest Natural Resources Inc *	16,610	117,599
Heckmann Corp *	24,965	107,599
Helix Energy Solutions Group Inc *	554,092	9,862,838
Hercules Offshore Inc *	63,968	302,569
Hornbeck Offshore Services Inc *	14,895	626,037
James River Coal Co *	17,368	88,924
Key Energy Services Inc *	6,210	95,944
KiOR Inc ‘A’ *	2,187	29,240
Knightsbridge Tankers Ltd (Bermuda)	10,689	153,708
L&L Energy Inc *	10,593	25,953
Matador Resources Co *	2,430	26,608
Matrix Service Co *	10,728	150,299
Miller Energy Resources Inc *	15,325	64,671
Mitcham Industries Inc *	2,647	59,452
Natural Gas Services Group Inc *	5,882	77,642
Newpark Resources Inc *	40,823	334,340
Nordic American Tankers Ltd (Bermuda)	25,516	405,194
Oil States International Inc *	160,100	12,497,406
Overseas Shipholding Group Inc	228,553	2,886,624
Parker Drilling Co *	56,562	337,675
Patriot Coal Corp *	3,217	20,074
Penn Virginia Corp	22,119	100,641
Petroleum Development Corp *	11,385	422,270
PetroQuest Energy Inc *	21,086	129,468
PHI Inc *	6,340	146,771
Pioneer Drilling Co *	6,461	56,857
REX American Resources Corp *	2,923	89,736
Rex Energy Corp *	2,888	30,844
Rowan Cos Inc *	402,380	13,250,373
Sanchez Energy Corp *	1,757	39,445
Scorpio Tankers Inc *	14,342	101,255
SemGroup Corp ‘A’ *	20,062	584,607
Ship Finance International Ltd (Bermuda)	21,757	332,882
Solazyme Inc *	1,350	19,751
Swift Energy Co *	20,458	593,896
Teekay Corp	195,960	6,809,610
Teekay Tankers Ltd ‘A’	25,794	156,570
Tesco Corp * (Canada)	2,770	39,306
TETRA Technologies Inc *	33,138	312,160
Tidewater Inc	245,200	13,245,704
Triangle Petroleum Corp *	10,808	74,575
Union Drilling Inc *	7,376	41,011
Unit Corp *	189,000	8,081,640
Ur-Energy Inc * (Canada)	9,774	11,924
USEC Inc *	56,884	60,297
Vaalco Energy Inc *	21,807	206,076
Vantage Drilling Co * (Cayman)	82,694	132,310
Venoco Inc *	11,068	119,977
Voyager Oil & Gas Inc *	6,620	16,087
Warren Resources Inc *	29,413	95,886
Western Refining Inc	1,632	30,714
Westmoreland Coal Co *	3,658	40,860
Willbros Group Inc *	14,970	48,503
World Fuel Services Corp	14,871	609,711

		111,518,246

Financials - 20.1%

1st Source Corp	7,376	180,491
1st United Bancorp Inc *	13,473	81,512
Acadia Realty Trust REIT	16,353	368,597
Advance America Cash Advance Centers Inc	23,763	249,274
AG Mortgage Investment Trust Inc	4,125	81,427
Agree Realty Corp REIT	5,521	124,664
Alliance Financial Corp	2,319	70,289
Alterra Capital Holdings Ltd (Bermuda)	44,059	1,012,476
American Assets Trust Inc REIT	742	16,918
American Campus Communities Inc REIT	19,876	888,855
American Capital Mortgage Investment Corp	7,222	157,223
American Equity Investment Life Holding Co	28,735	366,946
American Safety Insurance Holdings Ltd * (Bermuda)	5,444	102,619
Ameris Bancorp *	11,413	149,967
AMERISAFE Inc *	9,133	225,950
Ames National Corp	4,083	97,175
AmTrust Financial Services Inc	10,486	281,864
Anworth Mortgage Asset Corp REIT	64,850	426,713
Apollo Commercial Real Estate Finance Inc REIT	9,843	154,043
Apollo Investment Corp	94,359	676,554
Apollo Residential Mortgage Inc	2,029	37,293
Argo Group International Holdings Ltd (Bermuda)	13,581	405,664
Arlington Asset Investment Corp ‘A’	3,751	83,272
ARMOUR Residential REIT Inc	86,239	582,113
Arrow Financial Corp	4,710	114,924
Arthur J. Gallagher & Co	175,590	6,275,587
Artio Global Investors Inc	1,651	7,875
Ashford Hospitality Trust Inc REIT	25,244	227,448
Aspen Insurance Holdings Ltd (Bermuda)	330,880	9,244,787
Associated Estates Realty Corp REIT	18,991	310,313
Astoria Financial Corp	41,988	414,002
AV Homes Inc *	4,243	51,680
Baldwin & Lyons Inc ‘B’	4,367	97,733
BancFirst Corp	3,240	141,134
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	13,469	284,331
BancorpSouth Inc	45,644	614,825
Bank Mutual Corp	21,970	88,759
Bank of Kentucky Financial Corp	2,774	71,375
Bank of Marin Bancorp	2,594	98,598
Bank of the Ozarks Inc	11,706	365,930
BankFinancial Corp	10,134	67,087
Banner Corp	8,456	186,286
BBCN Bancorp Inc *	36,014	400,836
Beneficial Mutual Bancorp Inc *	15,910	139,053
Berkshire Hills Bancorp Inc	10,030	229,888
BioMed Realty Trust Inc REIT	74,384	1,411,808
BlackRock Kelso Capital Corp	35,092	344,603
BofI Holding Inc *	4,476	76,450
Boston Private Financial Holdings Inc	37,369	370,327
Bridge Bancorp Inc	2,210	46,344
Bridge Capital Holdings *	4,553	61,283
Brookline Bancorp Inc	32,944	308,685
Bryn Mawr Bank Corp	4,072	91,376
Calamos Asset Management Inc ‘A’	9,168	120,192
California First National Bancorp	1,071	16,429
Camden National Corp	3,682	129,422
Campus Crest Communities Inc REIT	14,654	170,866
Cape Bancorp Inc *	5,364	42,805
Capital Bank Corp *	7,639	17,111
Capital City Bank Group Inc	5,318	39,619
Capital Southwest Corp	1,386	131,046
CapLease Inc REIT	32,320	130,250
Capstead Mortgage Corp REIT	43,589	571,452
Cardinal Financial Corp	14,034	158,584

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

Cascade Bancorp *	3,216	$18,267
Cash America International Inc	9,588	459,553
Cathay General Bancorp	37,961	671,910
CBL & Associates Properties Inc REIT	49,358	933,853
Cedar Realty Trust Inc REIT	27,409	140,334
Center Bancorp Inc	5,769	57,863
Centerstate Banks Inc	14,679	119,781
Central Pacific Financial Corp *	7,338	95,027
Century Bancorp Inc ‘A’	1,688	46,082
Charter Financial Corp	3,451	30,921
Chatham Lodging Trust REIT	6,718	85,251
Chemical Financial Corp	246,840	5,785,930
Chesapeake Lodging Trust REIT	15,536	279,182
CIFC Corp *	5,988	37,126
Citizens & Northern Corp	5,974	119,480
Citizens Inc *	18,349	181,288
City Holding Co	7,408	257,206
Clifton Savings Bancorp Inc	3,821	39,853
CNB Financial Corp	5,924	98,990
CNO Financial Group Inc *	107,074	833,036
CoBiz Financial Inc	16,725	118,246
Cogdell Spencer Inc REIT	15,470	65,593
Cohen & Steers Inc	1,429	45,585
Colonial Properties Trust REIT	42,408	921,526
Colony Financial Inc REIT	15,846	259,557
Columbia Banking System Inc	19,169	436,670
Community Bank System Inc	18,794	540,891
Community Trust Bancorp Inc	6,716	215,382
Compass Diversified Holdings	19,307	285,551
Consolidated-Tomoka Land Co	1,951	58,042
Coresite Realty Corp REIT	9,584	226,087
Cousins Properties Inc REIT	44,264	335,521
Cowen Group Inc ‘A’ *	31,810	86,205
CreXus Investment Corp REIT	27,578	285,157
CubeSmart REIT	59,286	705,503
CVB Financial Corp	43,190	507,051
CYS Investments Inc REIT	53,867	705,119
DCT Industrial Trust Inc REIT	118,700	700,330
Delphi Financial Group Inc ‘A’	23,334	1,044,663
DiamondRock Hospitality Co REIT	80,964	833,120
Dime Community Bancshares Inc	15,095	220,538
Donegal Group Inc ‘A’	4,218	57,660
Doral Financial Corp *	61,771	95,127
DuPont Fabros Technology Inc REIT	17,700	432,765
Dynex Capital Inc REIT	25,855	246,915
Eagle Bancorp Inc *	8,244	138,005
EastGroup Properties Inc REIT	7,022	352,645
Edelman Financial Group Inc	9,601	63,463
Education Realty Trust Inc REIT	44,631	483,800
eHealth Inc *	10,056	164,013
EMC Insurance Group Inc	2,561	51,450
Encore Bancshares Inc *	4,077	83,048
Enstar Group Ltd * (Bermuda)	3,359	332,507
Enterprise Bancorp Inc	2,889	47,495
Enterprise Financial Services Corp	6,665	78,247
Entertainment Properties Trust REIT	22,481	1,042,669
Equity Lifestyle Properties Inc REIT	4,921	343,191
Equity One Inc REIT	25,902	523,738
ESB Financial Corp	6,075	87,601
ESSA Bancorp Inc	5,381	52,734
Excel Trust Inc REIT	14,617	176,573
Extra Space Storage Inc REIT	27,794	800,189
F.N.B. Corp	65,778	794,598
FBL Financial Group Inc ‘A’	6,243	210,389
FBR & Co *	21,550	55,384
Federal Agricultural Mortgage Corp ‘C’	4,807	109,119
FelCor Lodging Trust Inc REIT *	30,338	109,217
Fidus Investment Corp	2,063	28,903
Fifth Street Finance Corp	39,627	386,760
Financial Institutions Inc	6,750	109,147
First American Financial Corp	51,146	850,558
First Bancorp NC	7,342	80,248
First Busey Corp	37,432	184,914
First Commonwealth Financial Corp	51,060	312,487
First Community Bancshares Inc	7,787	104,034
First Connecticut Bancorp Inc	8,709	114,872
First Defiance Financial Corp	4,786	80,692
First Financial Bancorp	28,138	486,787
First Financial Bankshares Inc	8,407	296,010
First Financial Corp	5,395	171,291
First Financial Holdings Inc	7,961	87,571
First Industrial Realty Trust Inc REIT *	41,761	515,748
First Interstate Bancsystem Inc	7,684	112,340
First Merchants Corp	12,247	151,128
First Midwest Bancorp Inc	36,172	433,341
First Pactrust Bancorp Inc	4,453	53,080
First Potomac Realty Trust REIT	24,186	292,409
FirstMerit Corp	52,794	890,107
Flagstar Bancorp Inc *	94,070	86,544
Flagstone Reinsurance Holdings SA (Luxembourg)	24,376	191,839
Flushing Financial Corp	15,235	205,063
Forestar Group Inc *	17,153	263,985
Fortegra Financial Corp *	3,209	26,827
Fox Chase Bancorp Inc	6,054	78,702
Franklin Financial Corp *	6,796	91,270
Franklin Street Properties Corp REIT	34,302	363,601
FX Alliance Inc *	2,087	32,724
FXCM Inc ‘A’	8,359	108,583
Gain Capital Holdings Inc	3,960	19,879
GAMCO Investors Inc ‘A’	1,193	59,185
German American Bancorp Inc	6,210	120,660
Getty Realty Corp REIT	6,863	106,926
GFI Group Inc	34,605	130,115
Glacier Bancorp Inc	34,712	518,597
Gladstone Capital Corp	10,210	82,803
Gladstone Commercial Corp REIT	3,044	52,387
Gladstone Investment Corp	10,628	80,454
Gleacher & Co Inc *	35,641	48,472
Glimcher Realty Trust REIT	8,679	88,699
Global Indemnity PLC * (Ireland)	6,389	124,522
Golub Capital BDC Inc	5,417	82,718
Government Properties Income Trust REIT	17,079	411,775
Great Southern Bancorp Inc	4,992	119,808
Greenlight Capital Re Ltd ‘A’ * (Cayman)	10,685	263,172
Hallmark Financial Services Inc *	4,059	32,026
Hancock Holding Co	36,877	1,309,502
Hanmi Financial Corp *	15,127	153,085
Harleysville Group Inc	6,019	347,296
Harris & Harris Group Inc *	15,414	63,968
Hatteras Financial Corp REIT	36,177	1,009,338
HCC Insurance Holdings Inc	41,700	1,299,789
Healthcare Realty Trust Inc REIT	37,616	827,552
Heartland Financial USA Inc	6,551	113,594
Hercules Technology Growth Capital Inc	23,674	262,308
Heritage Commerce Corp *	10,413	66,956
Heritage Financial Corp	7,408	100,749
Hersha Hospitality Trust REIT	68,386	373,388
Highwoods Properties Inc REIT	8,432	280,954
Hilltop Holdings Inc *	19,705	165,325
Home BancShares Inc	10,873	289,331
Home Federal Bancorp Inc	7,800	79,014
Home Loan Servicing Solutions Ltd (Cayman)	2,445	34,083
Horace Mann Educators Corp	19,550	344,471
Hudson Pacific Properties Inc REIT	10,531	159,334
Hudson Valley Holding Corp	7,712	124,395
IBERIABANK Corp	14,244	761,627
ICG Group Inc *	16,483	147,523
Imperial Holdings Inc *	2,596	6,931
Independence Holding Co	4,011	39,950

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

Independent Bank Corp	10,411	$299,108
Infinity Property & Casualty Corp	6,157	322,196
Inland Real Estate Corp REIT	37,265	330,541
International Bancshares Corp	25,626	541,990
INTL FCStone Inc *	6,345	133,879
Invesco Mortgage Capital Inc REIT	56,120	990,518
Investment Technology Group Inc *	18,860	225,566
Investors Bancorp Inc *	19,112	287,062
Investors Real Estate Trust REIT	31,837	244,827
iStar Financial Inc REIT *	39,674	287,636
JMP Group Inc	7,549	55,712
Kansas City Life Insurance Co	2,032	65,430
KBW Inc	15,884	293,854
Kearny Financial Corp	6,577	64,126
Kennedy-Wilson Holdings Inc	12,944	174,744
Kilroy Realty Corp REIT	16,758	781,090
Kite Realty Group Trust REIT	26,579	140,071
Knight Capital Group Inc ‘A’ *	48,473	623,848
Kohlberg Capital Corp	9,290	64,194
Lakeland Bancorp Inc	11,010	108,451
Lakeland Financial Corp	7,858	204,544
LaSalle Hotel Properties REIT	41,168	1,158,468
Lexington Realty Trust REIT	57,815	519,757
LTC Properties Inc REIT	12,054	385,728
Maiden Holdings Ltd (Bermuda)	25,017	225,153
Main Street Capital Corp	10,973	270,265
MainSource Financial Group Inc	9,792	117,994
Manning & Napier Inc *	4,982	73,235
Marlin Business Services Corp	4,217	63,508
MB Financial Inc	26,243	550,841
MCG Capital Corp	37,126	157,785
Meadowbrook Insurance Group Inc	26,528	247,506
Medallion Financial Corp	7,441	83,042
Medical Properties Trust Inc REIT	65,216	605,204
Medley Capital Corp	5,459	61,523
Merchants Bancshares Inc	2,403	67,717
Meridian Interstate Bancorp Inc *	4,222	55,435
Metro Bancorp Inc *	6,813	79,644
MFA Financial Inc REIT	172,526	1,288,769
MGIC Investment Corp *	91,200	452,352
Midsouth Bancorp Inc	3,797	51,639
Mission West Properties Inc REIT	8,489	83,702
Monmouth Real Estate Investment Corp ‘A’ REIT	18,614	181,300
Montpelier Re Holdings Ltd (Bermuda)	479,247	9,259,052
MPG Office Trust Inc REIT *	24,585	57,529
MVC Capital Inc	11,574	151,967
National Bankshares Inc	3,408	102,581
National Financial Partners Corp *	19,923	301,634
National Health Investors Inc REIT	6,611	322,485
National Interstate Corp	3,661	93,648
National Penn Bancshares Inc	59,706	528,398
National Retail Properties Inc REIT	50,533	1,373,992
National Western Life Insurance Co ‘A’	1,049	143,577
NBT Bancorp Inc	16,744	369,708
Nelnet Inc ‘A’	12,551	325,196
New Mountain Finance Corp	3,551	48,791
Newcastle Investment Corp REIT	3,518	22,093
NewStar Financial Inc *	13,426	149,297
NGP Capital Resources Co	10,390	68,055
Nicholas Financial Inc (Canada)	5,075	66,939
Northfield Bancorp Inc	7,839	111,471
NorthStar Realty Finance Corp REIT	54,143	292,914
Northwest Bancshares Inc	47,012	597,052
OceanFirst Financial Corp	7,178	102,215
Ocwen Financial Corp *	46,529	727,248
Old National Bancorp	45,853	602,508
Old Republic International Corp	780,000	8,229,000
Omega Healthcare Investors Inc REIT	2,649	56,318
OmniAmerican Bancorp Inc *	5,461	105,725
One Liberty Properties Inc REIT	5,362	98,125
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	11,040	170,126
Oppenheimer Holdings Inc ‘A’	5,028	87,236
Oriental Financial Group Inc	343,064	4,151,074
Oritani Financial Corp	22,191	325,764
Orrstown Financial Services Inc	3,613	31,686
Pacific Capital Bancorp NA *	2,001	91,266
Pacific Continental Corp	9,099	85,713
PacWest Bancorp	14,664	356,335
Park National Corp	6,214	429,822
Park Sterling Corp *	15,807	75,874
Parkway Properties Inc REIT	10,642	111,528
Pebblebrook Hotel Trust REIT	24,582	555,062
PennantPark Investment Corp	26,590	276,536
Penns Woods Bancorp Inc	1,900	77,672
Pennsylvania REIT	26,997	412,244
PennyMac Mortgage Investment Trust REIT	13,458	251,261
Peoples Bancorp Inc	5,221	91,576
PHH Corp *	27,193	420,676
PICO Holdings Inc *	11,042	258,935
Pinnacle Financial Partners Inc *	16,541	303,527
Piper Jaffray Cos *	7,653	203,723
Platinum Underwriters Holdings Ltd (Bermuda)	17,341	632,946
Post Properties Inc REIT	25,663	1,202,568
Potlatch Corp REIT	9,026	282,875
Presidential Life Corp	10,377	118,609
Primerica Inc	14,437	363,957
PrivateBancorp Inc	29,137	442,008
ProAssurance Corp	14,902	1,313,015
Prospect Capital Corp	58,808	645,712
Prosperity Bancshares Inc	22,661	1,037,874
Protective Life Corp	684,823	20,284,457
Provident Financial Services Inc	29,214	424,479
Provident New York Bancorp	18,368	155,393
PS Business Parks Inc REIT	7,187	471,036
Radian Group Inc	64,733	281,589
RAIT Financial Trust REIT	24,207	120,309
Ramco-Gershenson Properties Trust REIT	18,622	227,561
Redwood Trust Inc REIT	37,555	420,616
Renasant Corp	12,134	197,542
Republic Bancorp Inc ‘A’	4,761	113,883
Resource Capital Corp REIT	39,970	215,438
Retail Opportunity Investments Corp REIT	23,634	284,553
RLI Corp	28,354	2,031,281
RLJ Lodging Trust REIT	13,299	247,760
Rockville Financial Inc	14,214	165,593
Roma Financial Corp	3,799	37,192
S&T Bancorp Inc	13,639	295,830
S.Y. Bancorp Inc	5,046	117,067
Sabra Health Care REIT Inc	12,860	211,418
Safeguard Scientifics Inc *	10,012	172,206
Safety Insurance Group Inc	6,308	262,665
Sandy Spring Bancorp Inc	11,670	212,044
SCBT Financial Corp	6,784	221,905
SeaBright Holdings Inc	10,121	92,000
Seacoast Banking Corp of Florida *	34,793	61,236
Selective Insurance Group Inc	26,556	467,651
Sierra Bancorp	5,921	58,203
Simmons First National Corp ‘A’	8,418	217,437
Solar Capital Ltd	17,465	385,453
Solar Senior Capital Ltd	3,803	61,266
Southside Bancshares Inc	7,926	175,165
Southwest Bancorp Inc *	9,509	87,673
Sovran Self Storage Inc REIT	13,373	666,377
STAG Industrial Inc REIT	7,742	108,078
StanCorp Financial Group Inc	227,500	9,313,850
Starwood Property Trust Inc REIT	45,007	946,047
State Auto Financial Corp	6,559	95,827
State Bank Financial Corp *	15,306	268,008

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
StellarOne Corp	11,068	$131,377
Sterling Bancorp	14,972	143,581
Sterling Financial Corp *	12,950	270,396
Stewart Information Services Corp	9,104	129,368
Stifel Financial Corp *	15,608	590,607
Strategic Hotels & Resorts Inc REIT *	63,321	416,652
Suffolk Bancorp *	4,754	61,754
Summit Hotel Properties Inc REIT	12,880	97,630
Sun Bancorp Inc *	18,948	66,886
Sun Communities Inc REIT	12,697	550,161
Sunstone Hotel Investors Inc REIT *	57,076	555,920
Susquehanna Bancshares Inc	88,558	874,953
SVB Financial Group *	16,121	1,037,225
SWS Group Inc	13,867	79,319
Symetra Financial Corp	32,583	375,682
Taylor Capital Group Inc *	4,896	70,258
Terreno Realty Corp REIT	6,375	91,226
Territorial Bancorp Inc	5,400	112,374
Texas Capital Bancshares Inc *	17,987	622,710
The Bancorp Inc *	14,147	142,036
The First Bancorp Inc	4,284	63,532
The First Marblehead Corp *	29,133	35,542
The First of Long Island Corp	3,729	98,818
The Hanover Insurance Group Inc	180,170	7,408,590
The Navigators Group Inc *	5,429	256,466
The Phoenix Cos Inc *	55,771	136,639
THL Credit Inc	4,172	53,652
TICC Capital Corp	18,017	175,486
Tompkins Financial Corp	3,896	156,074
Tower Group Inc	427,775	9,594,993
TowneBank	11,747	158,467
Triangle Capital Corp	13,054	257,816
TriCo Bancshares	6,935	120,808
TrustCo Bank Corp NY	561,272	3,204,863
Trustmark Corp	30,924	772,482
Two Harbors Investment Corp REIT	101,346	1,027,648
UMB Financial Corp	15,467	691,916
UMH Properties Inc REIT	5,892	64,576
Umpqua Holdings Corp	55,351	750,560
Union First Market Bankshares Corp	9,770	136,780
United Bankshares Inc	20,808	600,519
United Community Banks Inc *	20,151	196,472
United Financial Bancorp Inc	7,912	125,168
United Fire Group Inc	10,626	190,099
Universal Health Realty Income Trust REIT	2,747	108,864
Universal Insurance Holdings Inc	10,637	41,378
Univest Corp of Pennsylvania	8,270	138,771
Urstadt Biddle Properties Inc ‘A’ REIT	9,682	191,123
Validus Holdings Ltd (Bermuda)	268,800	8,319,360
ViewPoint Financial Group	16,845	259,076
Virginia Commerce Bancorp Inc *	11,303	99,240
Virtus Investment Partners Inc *	208	17,842
Walter Investment Management Corp	12,514	282,191
Washington Banking Co	7,568	104,514
Washington REIT	23,725	704,632
Washington Trust Bancorp Inc	6,847	165,287
Webster Financial Corp	34,828	789,551
WesBanco Inc	11,215	225,870
West Bancorp Inc	7,680	76,723
West Coast Bancorp *	9,347	176,845
Westamerica Bancorp	7,606	365,088
Western Alliance Bancorp *	33,639	284,922
Westfield Financial Inc	9,383	74,220
Whitestone REIT ‘B’	3,813	49,722
Wilshire Bancorp Inc *	30,010	144,948
Winthrop Realty Trust REIT	13,812	160,081
Wintrust Financial Corp	16,859	603,384
WSFS Financial Corp	3,079	126,239

		212,725,752

Health Care - 3.8%

Accuray Inc *	3,865	27,287
Affymax Inc *	8,615	101,140
Affymetrix Inc *	33,953	144,979
Albany Molecular Research Inc *	9,915	26,771
Allos Therapeutics Inc *	6,247	9,246
Almost Family Inc *	3,971	103,286
Alphatec Holdings Inc *	26,558	62,943
AMAG Pharmaceuticals Inc *	9,138	145,568
Amedisys Inc *	14,217	205,578
AMN Healthcare Services Inc *	10,634	64,442
AmSurg Corp *	15,020	420,260
Anacor Pharmaceuticals Inc *	577	3,399
Analogic Corp	1,580	106,713
AngioDynamics Inc *	12,190	149,328
Arena Pharmaceuticals Inc *	75,227	230,947
Array BioPharma Inc *	22,183	75,644
Assisted Living Concepts Inc ‘A’	9,518	158,094
Astex Pharmaceuticals Inc *	25,565	47,551
AVANIR Pharmaceuticals Inc ‘A’ *	6,663	22,787
BG Medicine Inc *	443	3,110
Biolase Technology Inc *	11,609	31,460
BioMimetic Therapeutics Inc *	6,004	14,830
BioScrip Inc *	4,612	31,316
Cambrex Corp *	14,394	100,614
Cantel Medical Corp	9,539	239,334
Capital Senior Living Corp *	8,897	82,208
CardioNet Inc *	8,303	25,573
Cell Therapeutics Inc *	13,238	17,209
Celldex Therapeutics Inc *	23,381	119,009
Centene Corp *	9,067	444,011
Cerus Corp *	3,709	14,910
Chindex International Inc *	3,346	31,787
Clovis Oncology Inc *	1,443	36,724
Columbia Laboratories Inc *	7,024	4,987
CONMED Corp	13,678	408,562
Cornerstone Therapeutics Inc *	3,904	23,268
Cross Country Healthcare Inc *	13,346	66,864
CryoLife Inc *	12,440	65,559
Curis Inc *	10,944	52,750
Cynosure Inc ‘A’ *	4,747	84,781
Cytori Therapeutics Inc *	6,785	16,895
DURECT Corp *	3,484	2,787
Dyax Corp *	9,220	14,383
DynaVox Inc ‘A’ *	1,205	3,711
Enzo Biochem Inc *	17,050	45,865
Enzon Pharmaceuticals Inc *	16,898	115,582
Epocrates Inc *	245	2,102
eResearchTechnology Inc *	11,812	92,370
Exact Sciences Corp *	8,454	94,347
Exactech Inc *	1,185	18,782
Five Star Quality Care Inc *	20,898	71,262
Furiex Pharmaceuticals Inc *	4,771	112,739
Gentiva Health Services Inc *	14,669	128,207
Geron Corp *	49,036	82,871
Greatbatch Inc *	11,257	276,022
Greenway Medical Technologies *	1,343	20,521
Hanger Orthopedic Group Inc *	7,661	167,470
Harvard Bioscience Inc *	10,199	39,980
HealthSouth Corp *	45,948	941,015
Healthways Inc *	16,473	121,241
Hi-Tech Pharmacal Co Inc *	3,499	125,719
Hill-Rom Holdings Inc	170,000	5,679,700
Horizon Pharma Inc *	402	1,664
ICU Medical Inc *	4,482	220,335
Idenix Pharmaceuticals Inc *	21,018	205,766
ImmunoGen Inc *	10,234	147,267
Impax Laboratories Inc *	2,722	66,907
Insmed Inc *	12,123	44,007

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
InterMune Inc *	14,046	$206,055
Invacare Corp	13,032	215,940
IRIS International Inc *	2,604	35,180
Kindred Healthcare Inc *	25,187	217,616
KV Pharmaceutical Co ‘A’ *	9,065	11,966
Lannett Co Inc *	5,729	23,890
Lexicon Pharmaceuticals Inc *	57,776	107,463
LHC Group Inc *	7,248	134,305
Magellan Health Services Inc *	13,710	669,185
Maxygen Inc *	13,278	76,216
MedAssets Inc *	4,249	55,917
Medical Action Industries Inc *	4,777	27,324
Medicis Pharmaceutical Corp ‘A’	5,255	197,535
Metabolix Inc *	5,113	14,470
Molina Healthcare Inc *	5,361	180,290
National Healthcare Corp	4,935	224,839
Natus Medical Inc *	6,941	82,806
Nektar Therapeutics *	20,167	159,723
Neostem Inc *	7,945	2,999
Neurocrine Biosciences Inc *	7,867	62,700
Novavax Inc *	15,766	19,865
Nymox Pharmaceutical Corp * (Canada)	1,606	12,912
Omnicell Inc *	8,236	125,270
Oncothyreon Inc *	5,804	25,305
Owens & Minor Inc	5,681	172,759
Pacific Biosciences of California Inc *	13,281	45,421
Palomar Medical Technologies Inc *	9,286	86,731
Par Pharmaceutical Cos Inc *	5,358	207,515
PAREXEL International Corp *	2,676	72,172
PDL BioPharma Inc	11,775	74,771
PharMerica Corp *	14,123	175,549
Progenics Pharmaceuticals Inc *	3,549	35,135
Rigel Pharmaceuticals Inc *	7,765	62,508
RTI Biologics Inc *	24,857	91,971
Savient Pharmaceuticals Inc *	9,411	20,516
Select Medical Holdings Corp *	15,470	118,964
Sequenom Inc *	17,081	69,520
Skilled Healthcare Group Inc ‘A’ *	8,872	67,960
Solta Medical Inc *	29,270	88,688
Staar Surgical Co *	2,362	25,580
STERIS Corp	218,200	6,899,484
Sun Healthcare Group Inc *	12,164	83,202
Sunesis Pharmaceuticals Inc *	1,486	4,265
Sunrise Senior Living Inc *	7,159	45,245
SurModics Inc *	7,466	114,752
Symmetry Medical Inc *	13,319	94,165
Teleflex Inc	148,900	9,105,235
The Medicines Co *	11,206	224,904
The Providence Service Corp *	5,066	78,574
Theravance Inc *	5,434	105,963
Transcept Pharmaceuticals Inc *	571	6,007
Triple-S Management Corp ‘B’ *	9,525	220,028
Universal American Corp	15,581	167,963
Uroplasty Inc *	1,248	3,757
Vanda Pharmaceuticals Inc *	828	3,966
Vanguard Health Systems Inc *	9,673	95,376
Vical Inc *	4,146	14,096
ViroPharma Inc *	34,130	1,026,289
West Pharmaceutical Services Inc	106,643	4,535,527
Wright Medical Group Inc *	18,865	364,472
XenoPort Inc *	3,404	15,318
Young Innovations Inc	1,808	55,903
Zalicus Inc *	15,236	18,283
Zeltiq Aesthetics Inc *	1,114	6,873

		40,459,524

Industrials - 29.8%

A.O. Smith Corp	92,613	4,162,954
A123 Systems Inc *	34,374	38,499
AAR Corp	415,278	7,578,823
ABM Industries Inc	363,459	8,832,054
ACCO Brands Corp *	26,752	331,992
Accuride Corp *	17,355	150,815
Aceto Corp	12,915	122,563
Actuant Corp ‘A’	27,842	807,140
Aegion Corp *	19,164	341,694
Air Transport Services Group Inc *	25,972	150,378
Aircastle Ltd (Bermuda)	23,720	290,333
Alamo Group Inc	3,033	91,172
Alaska Air Group Inc *	32,743	1,172,854
Albany International Corp ‘A’	10,681	245,129
AMERCO	4,165	439,449
American Railcar Industries Inc *	4,689	110,238
American Reprographics Co *	15,370	82,844
American Superconductor Corp *	21,540	88,745
American Woodmark Corp	36,785	662,130
Ampco-Pittsburgh Corp	3,722	74,924
Apogee Enterprises Inc	304,643	3,945,127
Applied Industrial Technologies Inc	106,990	4,400,499
Argan Inc	3,191	51,184
Arkansas Best Corp	12,287	231,118
Astec Industries Inc *	202,663	7,393,146
AT Cross Co ‘A’ *	516	6,213
Atlas Air Worldwide Holdings Inc *	12,731	626,492
Baltic Trading Ltd	7,832	32,503
Barnes Group Inc	26,298	691,900
Barrett Business Services Inc	3,603	71,447
Belden Inc	3,235	122,639
Brady Corp ‘A’	313,699	10,148,163
Briggs & Stratton Corp	358,581	6,429,357
Broadwind Energy Inc *	50,063	23,535
Builders FirstSource Inc *	21,687	91,736
CAI International Inc *	342	6,218
Carlisle Cos Inc	200,000	9,984,000
Cascade Corp	4,203	210,654
Casella Waste Systems Inc ‘A’ *	1,598	9,956
CBIZ Inc *	18,812	118,892
CDI Corp	5,301	95,047
Celadon Group Inc	3,750	58,312
Cenveo Inc *	12,498	42,243
Ceradyne Inc	238,060	7,751,234
CIRCOR International Inc	130,131	4,329,458
CLARCOR Inc	1,193	58,564
Colfax Corp *	1,309	46,129
Columbus McKinnon Corp *	1,922	31,309
Comfort Systems USA Inc	18,354	200,242
Compx International Inc	288	4,006
Courier Corp	5,010	58,116
Covenant Transportation Group Inc ‘A’ *	3,970	12,704
CRA International Inc *	4,347	109,631
Cubic Corp	4,249	200,893
Curtiss-Wright Corp	22,400	829,024
Douglas Dynamics Inc	3,994	54,917
Ducommun Inc *	5,015	59,678
Dycom Industries Inc *	14,115	329,726
Eagle Bulk Shipping Inc *	30,709	59,575
EMCOR Group Inc	236,141	6,545,828
Encore Wire Corp	8,894	264,419
Energy Recovery Inc *	22,620	52,026
EnergySolutions Inc *	30,728	150,567
EnerNOC Inc *	8,258	59,458
EnerSys *	29,769	1,031,496
Ennis Inc	12,583	199,063
EnPro Industries Inc *	231,188	9,501,827
ESCO Technologies Inc	9,487	348,837
Essex Rental Corp *	7,465	28,516
Esterline Technologies Corp *	14,710	1,051,177
Excel Maritime Carriers Ltd * (Liberia)	22,334	44,668
Federal Signal Corp *	27,153	150,971
Flow International Corp *	2,890	11,618

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

Franklin Covey Co *	6,536	$61,504
Franklin Electric Co Inc	121,051	5,939,973
FreightCar America Inc	5,884	132,331
FTI Consulting Inc *	20,286	761,131
Fuel Tech Inc *	1,159	6,328
G&K Services Inc ‘A’	8,966	306,637
Gardner Denver Inc	135,300	8,526,606
Genco Shipping & Trading Ltd *	17,410	110,728
GenCorp Inc *	7,540	53,534
Generac Holdings Inc *	7,582	186,138
General Cable Corp *	58,200	1,692,456
Genesee & Wyoming Inc ‘A’ *	127,920	6,981,874
GeoEye Inc *	10,052	241,952
Gibraltar Industries Inc *	571,472	8,657,801
Global Power Equipment Group Inc *	3,728	103,266
GP Strategies Corp *	5,054	88,445
Graco Inc	159,200	8,447,152
Granite Construction Inc	445,637	12,807,607
Great Lakes Dredge & Dock Co	28,524	205,943
Griffon Corp	23,050	246,635
H&E Equipment Services Inc *	7,413	140,254
Hawaiian Holdings Inc *	24,911	130,285
Heidrick & Struggles International Inc	7,840	172,715
Hexcel Corp *	7,247	174,000
Hill International Inc *	12,510	49,164
Hudson Highland Group Inc *	15,755	84,762
Hurco Cos Inc *	3,071	86,756
Huron Consulting Group Inc *	667	25,053
ICF International Inc *	6,114	155,112
Insperity Inc	208,010	6,373,426
Insteel Industries Inc	7,919	96,216
Interline Brands Inc *	13,826	298,780
International Shipholding Corp	2,667	61,581
JetBlue Airways Corp *	119,075	582,277
John Bean Technologies Corp	1,078	17,464
Kadant Inc *	4,074	97,043
Kaman Corp	5,646	191,682
Kaydon Corp	238,687	6,088,905
Kelly Services Inc ‘A’	12,851	205,487
Kennametal Inc	248,080	11,047,002
Kforce Inc *	1,715	25,553
Kimball International Inc ‘B’	14,955	103,339
Korn/Ferry International *	21,527	360,577
Kratos Defense & Security Solutions Inc *	14,977	79,977
Lawson Products Inc	1,733	26,186
Layne Christensen Co *	9,490	211,152
LB Foster Co ‘A’	4,312	122,935
Lincoln Electric Holdings Inc	243,980	11,057,174
LMI Aerospace Inc *	2,196	39,967
LSI Industries Inc	9,641	70,669
Lydall Inc *	8,203	83,589
Marten Transport Ltd	6,402	141,292
McGrath RentCorp	6,796	218,220
Meritor Inc *	14,506	117,063
Met-Pro Corp	6,702	70,773
Metalico Inc *	8,030	34,288
Michael Baker Corp *	4,086	97,451
Miller Industries Inc	5,331	90,201
Mine Safety Appliances Co	213,810	8,783,315
Mobile Mini Inc *	13,156	277,855
Moog Inc ‘A’ *	19,766	847,764
Mueller Industries Inc	247,752	11,260,328
Mueller Water Products Inc ‘A’	75,205	250,433
Multi-Color Corp	5,259	118,380
MYR Group Inc *	619	11,055
NACCO Industries Inc ‘A’	2,799	325,720
Navigant Consulting Inc *	24,983	347,514
NCI Building Systems Inc *	9,393	108,113
NL Industries Inc	174	2,593
Nordson Corp	122,000	6,650,220
Northwest Pipe Co *	4,501	95,601
Odyssey Marine Exploration Inc *	25,604	79,372
On Assignment Inc *	15,972	279,031
Orbital Sciences Corp *	16,326	214,687
Orion Marine Group Inc *	13,221	95,588
Pacer International Inc *	15,327	96,867
Patriot Transportation Holding Inc *	3,035	70,685
Pendrell Corp *	27,915	72,858
Pentair Inc	121,200	5,770,332
Pike Electric Corp *	7,780	64,029
Powell Industries Inc *	125,625	4,302,656
PowerSecure International Inc *	7,764	47,050
Preformed Line Products Co	1,081	70,805
Primoris Services Corp	1,697	27,254
Quad/Graphics Inc	10,949	152,191
Quality Distribution Inc *	5,656	77,940
Quanex Building Products Corp	18,409	324,551
RailAmerica Inc *	10,268	220,351
RBC Bearings Inc *	2,149	99,133
Republic Airways Holdings Inc *	23,608	116,623
Resources Connection Inc	20,899	293,631
Roadrunner Transportation Systems Inc *	4,039	70,077
Robbins & Myers Inc	19,036	990,824
RSC Holdings Inc *	32,706	738,829
Rush Enterprises Inc ‘A’ *	15,577	330,544
Saia Inc *	7,795	132,593
Schawk Inc	243,624	3,047,736
Seaboard Corp *	151	294,601
SeaCube Container Leasing Ltd (Bermuda)	5,363	92,244
Simpson Manufacturing Co Inc	293,146	9,453,958
SkyWest Inc	637,648	7,046,010
Spirit Airlines Inc *	7,522	150,967
Standex International Corp	4,902	201,913
Steelcase Inc ‘A’	34,071	327,082
Sterling Construction Co Inc *	7,881	76,840
Swift Transportation Co *	27,189	313,761
SYKES Enterprises Inc *	16,994	268,505
Tecumseh Products Co ‘A’ *	8,861	35,621
Teledyne Technologies Inc *	12,758	804,392
Tetra Tech Inc *	24,110	635,540
The Brink’s Co	2,998	71,562
The Dolan Co *	14,562	132,660
The Geo Group Inc *	29,464	560,111
The Greenbrier Cos Inc *	9,569	189,370
The Keyw Holding Corp *	9,080	70,370
The Timken Co	40,580	2,059,029
Titan Machinery Inc *	5,000	141,000
TMS International Corp ‘A’ *	3,642	44,068
Trinity Industries Inc	458,290	15,100,655
Triumph Group Inc	16,048	1,005,568
TrueBlue Inc *	6,719	120,136
Tutor Perini Corp *	15,113	235,461
Ultrapetrol Bahamas Ltd * (Bahamas)	10,771	21,542
UniFirst Corp	6,805	418,848
United Rentals Inc *	21,300	913,557
United Stationers Inc	7,257	225,185
UniTek Global Services Inc *	5,394	18,178
Universal Forest Products Inc	315,375	10,874,130
Universal Truckload Services Inc	2,675	40,285
US Airways Group Inc *	78,262	594,009
US Ecology Inc	622	13,522
USG Corp *	10,005	172,086
Valence Technology Inc *	19,376	15,662
Viad Corp	8,513	165,408
VSE Corp	2,064	51,208
Wabash National Corp *	756,471	7,829,475
Watts Water Technologies Inc ‘A’	189,622	7,727,096
Werner Enterprises Inc	18,134	450,811

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Wesco Aircraft Holdings Inc *	6,288	$101,866
Zipcar Inc *	1,177	17,431

		314,674,050

Information Technology - 5.8%

Accelrys Inc *	26,511	211,558
ACI Worldwide Inc *	2,326	93,668
Actuate Corp *	1,447	9,087
Acxiom Corp *	39,157	574,825
Advanced Energy Industries Inc *	19,435	254,987
Agilysys Inc *	8,301	74,626
Alpha & Omega Semiconductor Ltd * (Bermuda)	7,023	67,561
Amkor Technology Inc *	43,540	267,553
Amtech Systems Inc *	272	2,266
ANADIGICS Inc *	32,780	77,689
Anaren Inc *	6,400	117,440
Angie’s List Inc *	2,539	47,962
Anixter International Inc *	6,779	491,681
Applied Micro Circuits Corp *	4,688	32,535
ARRIS Group Inc *	55,523	627,410
ATMI Inc *	14,320	333,656
Aviat Networks Inc *	29,306	82,643
Avid Technology Inc *	14,263	156,893
Axcelis Technologies Inc *	51,062	87,827
AXT Inc *	8,923	56,661
Badger Meter Inc	1,244	42,284
Bankrate Inc *	2,910	72,022
Bazaarvoice Inc *	1,400	27,818
Bel Fuse Inc ‘B’	5,074	89,658
Benchmark Electronics Inc *	736,830	12,150,327
Black Box Corp	8,713	222,269
Brightpoint Inc *	18,578	149,553
Brooks Automation Inc	31,836	392,538
Cabot Microelectronics Corp	8,688	337,789
CACI International Inc ‘A’ *	11,835	737,201
Carbonite Inc *	986	10,856
Checkpoint Systems Inc *	19,414	218,990
CIBER Inc *	30,577	129,646
Cognex Corp	3,646	154,445
Coherent Inc *	3,246	189,339
Cohu Inc	476,499	5,417,794
Communications Systems Inc	3,177	41,714
Computer Task Group Inc *	2,186	33,490
Comtech Telecommunications Corp	9,165	298,596
Convergys Corp *	50,777	677,873
Cray Inc *	17,392	127,309
CSG Systems International Inc *	8,685	131,491
CTS Corp	16,575	174,369
Cymer Inc *	11,063	553,150
Daktronics Inc	13,644	121,295
DDi Corp	4,679	57,084
DealerTrack Holdings Inc *	2,674	80,915
Digi International Inc *	10,387	114,153
Digital River Inc *	15,827	296,123
Dot Hill Systems Corp *	22,252	33,601
DSP Group Inc *	11,350	75,591
Dynamics Research Corp *	4,247	40,941
Earthlink Inc	52,845	422,232
Ebix Inc	4,518	104,637
Electro Rent Corp	5,373	98,917
Electro Scientific Industries Inc	9,821	147,413
Electronics for Imaging Inc *	20,992	348,887
Emcore Corp *	10,843	51,721
Emulex Corp *	42,553	441,700
Entegris Inc *	43,691	408,074
EPIQ Systems Inc	14,003	169,436
ePlus Inc *	1,607	51,376
Euronet Worldwide Inc *	24,640	514,730
Exar Corp *	15,451	129,788
Extreme Networks Inc *	31,785	121,737
Fair Isaac Corp	7,217	316,826
FEI Co *	1,432	70,326
FormFactor Inc *	24,034	134,110
FSI International Inc *	18,668	91,287
Gerber Scientific Inc Escrow Shares * + Δ	12,750	128
Global Cash Access Holdings Inc *	13,494	105,253
Globecomm Systems Inc *	3,140	45,467
GSI Group Inc * (Canada)	12,414	149,713
GSI Technology Inc *	9,738	41,289
Guidewire Software Inc *	1,136	34,966
Harmonic Inc *	43,912	240,199
Identive Group Inc *	18,676	39,033
Imation Corp *	14,224	88,047
Immersion Corp *	1,238	6,759
Imperva Inc *	753	29,480
Infinera Corp *	47,425	385,091
InfoSpace Inc *	16,527	211,711
Insight Enterprises Inc *	21,110	462,942
Integrated Device Technology Inc *	25,619	183,176
Integrated Silicon Solution Inc *	12,854	143,451
Intermec Inc *	28,755	222,276
Intermolecular Inc *	2,107	13,084
Internap Network Services Corp *	3,687	27,063
Intevac Inc *	11,146	94,741
InvenSense Inc *	2,760	49,956
IXYS Corp *	4,021	53,077
JDA Software Group Inc *	16,591	455,921
Jive Software Inc *	1,984	53,885
Kemet Corp *	20,268	189,708
KIT Digital Inc *	18,466	132,955
Kopin Corp *	19,903	81,005
Kulicke & Soffa Industries Inc *	34,729	431,681
KVH Industries Inc *	6,942	72,891
Lattice Semiconductor Corp *	39,459	253,721
Limelight Networks Inc *	4,595	15,118
Littelfuse Inc	1,226	76,870
Loral Space & Communications Inc *	4,827	384,229
LTX-Credence Corp *	11,073	79,615
ManTech International Corp ‘A’	11,263	388,123
Marchex Inc ‘B’	6,546	29,195
Mentor Graphics Corp *	25,765	382,868
Mercury Computer Systems Inc *	14,603	193,490
Methode Electronics Inc	17,841	165,564
Mindspeed Technologies Inc *	7,483	47,667
MIPS Technologies Inc *	7,613	41,415
MKS Instruments Inc	25,201	744,186
ModusLink Global Solutions Inc *	20,893	112,822
MoneyGram International Inc *	552	9,936
Monolithic Power Systems Inc *	3,297	64,852
Motricity Inc *	1,174	1,291
Multi-Fineline Electronix Inc *	158,539	4,351,896
Nanometrics Inc *	9,702	179,584
NCI Inc ‘A’ *	2,763	17,656
NeoPhotonics Corp *	2,282	10,794
Newport Corp *	12,428	220,224
Novatel Wireless Inc *	14,118	47,295
Oclaro Inc *	24,579	96,841
OmniVision Technologies Inc *	5,453	109,060
Openwave Systems Inc *	28,478	64,645
Oplink Communications Inc *	5,670	96,957
Opnext Inc *	20,659	32,021
OSI Systems Inc *	2,141	131,243
Park Electrochemical Corp	10,029	303,177
PC Connection Inc	4,467	36,719
PDF Solutions Inc *	701	5,909
Perficient Inc *	3,504	42,083
Pericom Semiconductor Corp *	10,571	85,519
Photronics Inc *	28,381	188,734
Plantronics Inc	15,349	617,951

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Plexus Corp *	1,610	$56,334
PLX Technology Inc *	21,240	85,385
Power-One Inc *	2,272	10,338
Progress Software Corp *	12,090	285,566
Quantum Corp *	109,396	286,617
Quest Software Inc *	18,980	441,665
QuinStreet Inc *	11,807	123,855
RadiSys Corp *	9,294	68,776
RealNetworks Inc	10,113	100,523
RF Micro Devices Inc *	119,276	593,994
Richardson Electronics Ltd	6,735	80,685
Rimage Corp	4,672	46,767
Rofin-Sinar Technologies Inc *	342,076	9,020,544
Rogers Corp *	5,068	196,385
Rosetta Stone Inc *	5,263	54,314
Rudolph Technologies Inc *	15,239	169,305
Sanmina-SCI Corp *	38,765	443,859
ScanSource Inc *	11,084	413,655
SeaChange International Inc *	6,546	50,928
Sigma Designs Inc *	15,370	79,617
Silicon Image Inc *	8,205	48,245
Smith Micro Software Inc *	17,132	39,918
Sonus Networks Inc *	95,967	278,304
Spansion Inc ‘A’ *	24,371	296,839
SS&C Technologies Holdings Inc *	12,080	281,826
Standard Microsystems Corp *	11,120	287,674
STR Holdings Inc *	14,807	71,666
Stream Global Services Inc *	4,369	14,374
Supertex Inc *	4,928	89,049
support.com Inc *	9,442	29,742
Sycamore Networks Inc *	9,554	169,488
Symmetricom Inc *	20,715	119,526
SYNNEX Corp *	12,088	461,036
Tangoe Inc *	1,344	25,281
TechTarget Inc *	2,076	14,387
TeleCommunication Systems Inc ‘A’ *	12,738	35,412
TeleNav Inc *	440	3,089
Tessera Technologies Inc *	24,593	424,229
The Hackett Group Inc *	5,427	32,399
THQ Inc *	35,333	19,786
TTM Technologies Inc *	19,176	220,332
Ubiquiti Networks Inc *	3,260	103,114
Unisys Corp *	12,210	240,781
United Online Inc	42,779	209,189
Veeco Instruments Inc *	5,935	169,741
ViaSat Inc *	10,935	527,176
Viasystems Group Inc *	1,147	21,770
Vishay Precision Group Inc *	5,923	87,838
Westell Technologies Inc ‘A’ *	25,921	60,396
X-Rite Inc *	12,315	55,910
XO Group Inc *	5,657	53,119
Xyratex Ltd (Bermuda)	13,644	217,076
Zillow Inc *	1,510	53,741
Zygo Corp *	6,440	126,031

		61,663,763

Materials - 6.1%

A. Schulman Inc	276,946	7,483,081
A.M. Castle & Co *	8,074	102,136
American Vanguard Corp	8,980	194,776
Aptargroup Inc	22,330	1,223,014
Boise Inc	41,738	342,669
Buckeye Technologies Inc	19,300	655,621
Cabot Corp	209,040	8,921,827
Calgon Carbon Corp *	5,550	86,636
Century Aluminum Co *	24,994	221,947
Chase Corp	3,199	50,384
Chemtura Corp *	17,976	305,232
Clearwater Paper Corp *	11,078	367,900
Coeur d’Alene Mines Corp *	40,508	961,660
Commercial Metals Co	218,400	3,236,688
Eagle Materials Inc	4,090	142,127
Ferro Corp *	41,959	249,236
FutureFuel Corp	5,682	62,388
Georgia Gulf Corp *	16,376	571,195
Golden Minerals Co *	959	8,084
Golden Star Resources Ltd (XASE) * (Canada)	125,117	232,718
Graphic Packaging Holding Co *	9,771	53,936
H.B. Fuller Co	135,934	4,462,713
Handy & Harman Ltd *	2,338	33,761
Haynes International Inc	1,314	83,242
Headwaters Inc *	29,303	122,487
Horsehead Holding Corp *	20,073	228,631
Innospec Inc *	1,287	39,099
Jaguar Mining Inc * (Canada)	40,858	190,807
Kaiser Aluminum Corp	4,389	207,424
KapStone Paper and Packaging Corp *	18,947	373,256
KMG Chemicals Inc	397	7,166
Kraton Performance Polymers Inc *	1,963	52,157
Landec Corp *	12,621	82,415
Louisiana-Pacific Corp *	63,783	596,371
Materion Corp *	9,119	261,989
Minerals Technologies Inc	8,793	575,150
Myers Industries Inc	13,348	196,883
Neenah Paper Inc	3,690	109,741
Olin Corp	15,220	331,035
Olympic Steel Inc	4,429	106,296
OM Group Inc *	14,923	410,532
PH Glatfelter Co	20,983	331,112
PolyOne Corp	12,365	178,056
Quaker Chemical Corp	1,566	61,779
Reliance Steel & Aluminum Co	123,000	6,947,040
Revett Minerals Inc * (Canada)	5,733	23,964
RPM International Inc	495,000	12,964,050
RTI International Metals Inc *	12,681	292,424
Schweitzer-Mauduit International Inc	7,780	537,287
Sensient Technologies Corp	162,896	6,190,048
Spartech Corp *	14,959	73,000
Stepan Co	3,888	341,366
SunCoke Energy Inc *	17,832	253,393
Texas Industries Inc	10,950	383,359
Thompson Creek Metals Co Inc * (Canada)	73,658	497,928
TPC Group Inc *	2,236	98,854
Tredegar Corp	11,565	226,558
U.S. Energy Corp *	11,686	36,928
U.S. Silica Holdings Inc *	2,334	48,874
United States Lime & Minerals Inc *	959	57,435
Universal Stainless & Alloy Products Inc *	3,471	148,281
Verso Paper Corp *	7,549	14,192
Vista Gold Corp * (Canada)	28,899	90,743
Wausau Paper Corp	23,832	223,544
Worthington Industries Inc	9,786	187,695
Zoltek Cos Inc *	13,340	151,009

		64,303,329

Telecommunication Services - 0.2%

Alaska Communications Systems Group Inc	17,715	54,562
Atlantic Tele-Network Inc	3,546	128,933
Boingo Wireless Inc *	761	9,208
Cincinnati Bell Inc *	68,746	276,359
Consolidated Communications Holdings Inc	2,593	50,901
Fairpoint Communications Inc *	9,723	36,558
Globalstar Inc *	49,292	34,504
IDT Corp ‘B’	598	5,585
inContact Inc *	1,232	6,875
Iridium Communications Inc *	18,711	163,908
Leap Wireless International Inc *	23,323	203,610
Neutral Tandem Inc *	15,446	188,287
ORBCOMM Inc *	16,432	63,263‡

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Premiere Global Services Inc *	25,302	$228,730
SureWest Communications	6,392	144,140
USA Mobility Inc	11,022	153,536
Vonage Holdings Corp *	38,885	85,936

		1,834,895

Utilities - 2.3%

ALLETE Inc	16,399	680,395
American States Water Co	9,130	329,958
Artesian Resources Corp ‘A’	3,606	67,757
Atlantic Power Corp * (Canada)	50,984	705,619
Avista Corp	27,845	712,275
Black Hills Corp	21,277	713,418
Cadiz Inc *	5,875	54,050
California Water Service Group	20,431	372,049
Central Vermont Public Service Corp	6,466	227,603
CH Energy Group Inc	7,507	500,942
Chesapeake Utilities Corp	4,680	192,442
Cleco Corp	29,557	1,171,935
Connecticut Water Service Inc	4,222	119,440
Consolidated Water Co Ltd (Cayman)	7,428	58,755
Dynegy Inc *	48,579	27,204
El Paso Electric Co	20,425	663,608
Genie Energy Ltd ‘B’	598	5,783
IDACORP Inc	23,979	986,016
MGE Energy Inc	11,178	496,191
Middlesex Water Co	7,780	146,964
New Jersey Resources Corp	20,035	892,960
Northwest Natural Gas Co	12,928	586,931
NorthWestern Corp	17,597	623,990
NV Energy Inc	325,500	5,247,060
Ormat Technologies Inc	8,695	175,204
Otter Tail Corp	16,427	356,466
Piedmont Natural Gas Co Inc	34,786	1,080,801
PNM Resources Inc	38,507	704,678
Portland General Electric Co	36,461	910,796
SJW Corp	6,949	167,610
South Jersey Industries Inc	11,949	597,928
Southwest Gas Corp	22,202	948,913
The Empire District Electric Co	20,210	411,274
The Laclede Group Inc	10,833	422,704
UIL Holdings Corp	24,488	851,203
Unisource Energy Corp	17,794	650,727
Unitil Corp	5,298	142,145
WGL Holdings Inc	24,809	1,009,726
York Water Co	6,289	108,800

		24,122,320

Total Common Stocks
(Cost $942,234,181)		1,034,037,488

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.0%

U.S. Government Agency Issue - 0.5%

Federal Farm Credit Notes
0.010% due 04/02/12	$5,585,000	5,584,999

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $15,650,906; collateralized by Federal Home Loan Bank: 0.210% due 08/20/13 and value $10,886,956; and U.S. Treaury Notes: 0.750% due 08/15/13 and value $5,082,091)	15,650,893	15,650,893

Total Short-Term Investments
(Cost $21,235,892)		21,235,892

TOTAL INVESTMENTS - 99.9%
(Cost $963,470,073)		1,055,273,380

OTHER ASSETS & LIABILITIES, NET - 0.1%		538,652

NET ASSETS - 100.0%		$1,055,812,032

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a total aggregate value of $128 or less than 0.1% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee and then subsequently approved by the Board.

(c)	As of March 31, 2012, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of March 31, 2012, $454,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of March 31, 2012 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 Mini (06/12)	73	$5,820,668	$221,542

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$186,940,632	$186,940,632	$-	$-
	Consumer Staples	15,794,977	15,794,977	-	-
	Energy	111,518,246	111,518,246	-	-
	Financials	212,725,752	212,725,752	-	-
	Health Care	40,459,524	40,459,524	-	-
	Industrials	314,674,050	314,674,050	-	-
	Information Technology	61,663,763	61,663,635	-	128
	Materials	64,303,329	64,303,329	-	-
	Telecommunication Services	1,834,895	1,834,895	-	-
	Utilities	24,122,320	24,122,320	-	-

		1,034,037,488	1,034,037,360	-	128
	Short-Term Investments	21,235,892	-	21,235,892	-
	Derivatives:
	Equity Contracts
	Futures	221,542	221,542	-	-

	Total	$1,055,494,922	$1,034,258,902	$21,235,892	$128

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) for the period ended March 31, 2012:

Common
Stocks
Value, Beginning of Period	$128
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Transfers In	-
Transfers Out	-

Value, End of Period	$128

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

Additional required information about certain Level 3 fair value measurements of the portfolio as of March 31, 2012 were as follows:

	Value at	Valuation	Unobservable	Range
	3/31/2012	Technique	Input	(Weighted Average)
Common Stocks	$128	Value determined by a Board Approved Valuation Committee (See Note 1C in Supplemental Notes to Schedules of Investments)	Difference between last traded price and merger transaction value	NA (one security)

Significant increases (decreases) in any of the unobservable inputs could result in a significantly higher (lower) fair value measurement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%

Consumer Discretionary - 16.4%

AMC Networks Inc ‘A’ *	121,500	$5,422,545
American Public Education Inc *	99,615	3,785,370
ANN Inc *	219,420	6,284,189
Brunswick Corp	195,300	5,028,975
Dana Holding Corp	276,310	4,282,805
Domino’s Pizza Inc	128,200	4,653,660
DSW Inc ‘A’	108,800	5,958,976
Express Inc *	209,000	5,220,820
Interval Leisure Group Inc	179,190	3,117,906
Life Time Fitness Inc *	92,705	4,688,092
LKQ Corp *	195,650	6,098,410
Pier 1 Imports Inc *	233,500	4,245,030
Six Flags Entertainment Corp	159,900	7,478,523
Sotheby’s	69,745	2,743,768
Tenneco Inc *	80,600	2,994,290
The Cheesecake Factory Inc *	148,045	4,351,043
The Children’s Place *	105,915	5,472,628
The Warnaco Group Inc *	87,400	5,104,160
Tupperware Brands Corp	82,340	5,228,590
Vitamin Shoppe Inc *	144,800	6,401,608

		98,561,388

Consumer Staples - 2.9%

The Fresh Market Inc *	62,400	2,992,080
The Hain Celestial Group Inc *	169,125	7,409,366
United Natural Foods Inc *	153,300	7,152,978

		17,554,424

Energy - 7.3%

Berry Petroleum Co ‘A’	99,200	4,675,296
Dril-Quip Inc *	65,205	4,239,629
Energy XXI Ltd * (Bermuda)	147,500	5,326,225
Gulfport Energy Corp *	55,200	1,607,424
Key Energy Services Inc *	230,700	3,564,315
Kodiak Oil & Gas Corp * (Canada)	526,800	5,246,928
Lufkin Industries Inc	27,000	2,177,550
Northern Oil & Gas Inc *	179,200	3,716,608
Rosetta Resources Inc *	102,600	5,002,776
Stone Energy Corp *	158,800	4,540,092
Swift Energy Co *	139,800	4,058,394

		44,155,237

Financials - 7.4%

American Campus Communities Inc REIT	87,800	3,926,416
Cohen & Steers Inc	122,700	3,914,130
Endurance Specialty Holdings Ltd (Bermuda)	102,900	4,183,914
Extra Space Storage Inc REIT	121,000	3,483,590
Fortress Investment Group LLC ‘A’	789,600	2,810,976
Home Properties Inc REIT	62,700	3,825,327
Jones Lang LaSalle Inc	63,800	5,315,178
Northwest Bancshares Inc	466,700	5,927,090
Signature Bank *	78,100	4,923,424
SVB Financial Group *	36,600	2,354,844
Two Harbors Investment Corp REIT	380,500	3,858,270

		44,523,159

Health Care - 16.5%

Align Technology Inc *	175,100	4,824,005
Alkermes PLC * (Ireland)	137,800	2,556,190
Catalyst Health Solutions Inc *	107,680	6,862,446
Centene Corp *	51,400	2,517,058
Cepheid Inc *	49,200	2,058,036
Cubist Pharmaceuticals Inc *	91,300	3,948,725
HealthSouth Corp *	211,800	4,337,664
HMS Holdings Corp *	160,900	5,021,689
Incyte Corp Ltd *	188,900	3,645,770
Insulet Corp *	289,225	5,535,766
Ironwood Pharmaceuticals Inc ‘A’ *	174,800	2,326,588
LifePoint Hospitals Inc *	83,800	3,305,072
Medicis Pharmaceutical Corp ‘A’	167,415	6,293,130
Medivation Inc *	36,500	2,727,280
NxStage Medical Inc *	174,500	3,362,615
Onyx Pharmaceuticals Inc *	59,300	2,234,424
Optimer Pharmaceuticals Inc *	257,360	3,577,304
PAREXEL International Corp *	161,045	4,343,384
Salix Pharmaceuticals Ltd *	57,400	3,013,500
Seattle Genetics Inc *	131,600	2,682,008
Sirona Dental Systems Inc *	78,425	4,042,025
Theravance Inc *	129,500	2,525,250
Thoratec Corp *	85,883	2,895,116
ViroPharma Inc *	127,100	3,821,897
Volcano Corp *	150,300	4,261,005
WellCare Health Plans Inc *	40,200	2,889,576
Wright Medical Group Inc *	209,000	4,037,880

		99,645,403

Industrials - 16.2%

A.O. Smith Corp	53,300	2,395,835
AAR Corp	283,800	5,179,350
Actuant Corp ‘A’	259,105	7,511,454
Avis Budget Group Inc *	424,000	5,999,600
Barnes Group Inc	269,000	7,077,390
Clean Harbors Inc *	109,300	7,359,169
CoStar Group Inc *	76,800	5,303,040
Esterline Technologies Corp *	97,350	6,956,631
Genesee & Wyoming Inc ‘A’ *	106,880	5,833,510
Hub Group Inc ‘A’ *	178,700	6,438,561
RBC Bearings Inc *	156,345	7,212,195
Tetra Tech Inc *	254,915	6,719,560
Towers Watson & Co ‘A’	64,339	4,250,878
United Rentals Inc *	171,700	7,364,213
Waste Connections Inc	167,357	5,444,123
Woodward Inc	158,910	6,806,115

		97,851,624

Information Technology - 24.4%

Acme Packet Inc *	105,800	2,911,616
Ancestry.com Inc *	167,700	3,813,498
AVG Technologies NV * (Netherlands)	198,700	2,970,565
BroadSoft Inc *	122,000	4,666,500
Cadence Design Systems Inc *	604,765	7,160,418
Cavium Inc *	91,800	2,840,292
Ciena Corp *	249,900	4,045,881
Cognex Corp	124,500	5,273,820
CommVault Systems Inc *	66,100	3,281,204
comScore Inc *	276,000	5,903,640
Concur Technologies Inc *	89,930	5,160,183
DealerTrack Holdings Inc *	198,100	5,994,506
Finisar Corp *	161,155	3,247,273
Fortinet Inc *	148,500	4,106,025
InterXion Holding NV * (Netherlands)	138,200	2,480,690
Jack Henry & Associates Inc	146,100	4,984,932
LogMeIn Inc *	164,375	5,790,931
Mellanox Technologies Ltd * (Israel)	148,755	6,222,422
NICE Systems Ltd ADR * (Israel)	143,480	5,638,764
Novellus Systems Inc *	148,270	7,400,156
OpenTable Inc *	104,930	4,246,517
QLIK Technologies Inc *	194,800	6,233,600
RealPage Inc *	180,400	3,458,268
RF Micro Devices Inc *	772,500	3,847,050
Silicon Graphics International Corp *	239,800	2,321,264
SolarWinds Inc *	119,000	4,599,350
Solera Holdings Inc	115,480	5,299,377
Tangoe Inc *	53,600	1,008,216
The Ultimate Software Group Inc *	96,600	7,078,848
TTM Technologies Inc *	256,100	2,942,589

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
VistaPrint NV * (Netherlands)	119,170	$4,605,921
Wright Express Corp *	113,150	7,324,199

		146,858,515

Materials - 4.3%

AuRico Gold Inc (NYSE) * (Canada)	322,960	2,864,655
Cytec Industries Inc	70,000	4,255,300
Globe Specialty Metals Inc	104,200	1,549,454
PolyOne Corp	290,100	4,177,440
Rockwood Holdings Inc *	113,470	5,917,461
Silgan Holdings Inc	163,310	7,218,302

		25,982,612

Utilities - 1.1%

ITC Holdings Corp	84,405	6,494,121

Total Common Stocks
(Cost $462,092,015)		581,626,483

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $17,703,914; collateralized by Federal Home Loan Bank: 0.210% due 08/20/13 and value $18,058,363)	$17,703,899	17,703,899

Total Short-Term Investment
(Cost $17,703,899)		17,703,899

TOTAL INVESTMENTS - 99.4%
(Cost $479,795,914)		599,330,382

OTHER ASSETS & LIABILITIES, NET - 0.6%		3,459,020

NET ASSETS - 100.0%		$602,789,402

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$581,626,483	$581,626,483	$-	$-
	Short-Term Investment	17,703,899	-	17,703,899	-

	Total	$599,330,382	$581,626,483	$17,703,899	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Strike @ $10.50 Exp. 10/14/13 * Δ	4,217	$-

Total Warrants
(Cost $0)		-

COMMON STOCKS - 98.1%

Consumer Discretionary - 13.5%

1-800-FLOWERS.COM Inc ‘A’ *	8,721	26,425
Aeropostale Inc *	28,741	621,380
AFC Enterprises Inc *	8,710	147,722
AH Belo Corp ‘A’	7,148	34,954
Ambassadors Group Inc	6,831	36,546
America’s Car-Mart Inc *	3,010	132,380
American Axle & Manufacturing Holdings Inc *	23,623	276,625
American Greetings Corp ‘A’	13,655	209,468
American Public Education Inc *	6,438	244,644
Amerigon Inc *	10,527	170,327
Ameristar Casinos Inc	11,383	212,065
ANN Inc *	17,229	493,439
Arbitron Inc	9,659	357,190
Archipelago Learning Inc *	4,497	50,007
Arctic Cat Inc *	4,299	184,126
Asbury Automotive Group Inc *	10,442	281,934
Ascena Retail Group Inc *	22,368	991,350
Ascent Capital Group Inc ‘A’ *	5,181	245,009
Barnes & Noble Inc *	10,460	138,595
Beazer Homes USA Inc *	27,093	88,052
bebe Stores Inc	13,720	126,636
Belo Corp ‘A’	32,839	235,456
Benihana Inc	5,228	68,225
Big 5 Sporting Goods Corp	7,626	59,788
Biglari Holdings Inc *	430	173,226
BJ’s Restaurants Inc *	8,560	430,996
Black Diamond Inc *	6,461	59,829
Blue Nile Inc *	4,230	139,505
Blyth Inc	1,863	139,408
Bob Evans Farms Inc	10,799	407,338
Body Central Corp *	4,254	123,451
Boyd Gaming Corp *	19,263	151,022
Bravo Brio Restaurant Group Inc *	6,908	137,884
Bridgepoint Education Inc *	6,326	156,569
Brown Shoe Co Inc	14,763	136,262
Brunswick Corp	31,734	817,150
Buffalo Wild Wings Inc *	6,544	593,475
Build-A-Bear Workshop Inc *	5,173	27,158
Cabela’s Inc *	15,396	587,357
Caesars Entertainment Corp *	13,115	193,315
Callaway Golf Co	23,144	156,453
Cambium Learning Group Inc *	6,108	16,186
Capella Education Co *	4,844	174,142
Caribou Coffee Co Inc *	4,736	88,279
Carrols Restaurant Group Inc *	4,420	67,405
Carter’s Inc *	17,525	872,219
Casual Male Retail Group Inc *	14,434	48,498
Cavco Industries Inc *	2,448	114,028
CEC Entertainment Inc	6,436	243,989
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	12,999	92,293
Charming Shoppes Inc *	41,158	242,832
Cherokee Inc	2,841	32,359
Christopher & Banks Corp	13,622	25,337
Churchill Downs Inc	4,525	252,948
Cinemark Holdings Inc	33,175	728,191
Citi Trends Inc *	5,123	58,710
Coinstar Inc *	11,167	709,663
Coldwater Creek Inc *	27,913	32,379
Collective Brands Inc *	21,893	430,416
Columbia Sportswear Co	4,296	203,845
Conn’s Inc *	5,326	81,754
Cooper Tire & Rubber Co	22,021	335,160
Core-Mark Holding Co Inc	3,950	161,713
Corinthian Colleges Inc *	27,672	114,562
Cost Plus Inc *	6,724	120,360
Cracker Barrel Old Country Store Inc	8,173	456,053
Crocs Inc *	32,163	672,850
Crown Media Holdings Inc ‘A’ *	14,632	23,265
CSS Industries Inc	2,821	54,897
Cumulus Media Inc ‘A’ *	14,070	49,104
Dana Holding Corp	52,063	806,976
Delta Apparel Inc *	2,379	39,087
Denny’s Corp *	34,865	140,855
Destination Maternity Corp	3,748	69,600
Dial Global Inc *	1,265	2,947
Digital Generation Inc *	10,019	102,294
DineEquity Inc *	5,473	271,461
Domino’s Pizza Inc	20,785	754,496
Dorman Products Inc *	3,794	191,976
Drew Industries Inc *	6,719	183,496
Einstein Noah Restaurant Group Inc	2,062	30,765
Entercom Communications Corp ‘A’ *	8,489	55,094
Entravision Communications Corp ‘A’	16,702	28,560
Ethan Allen Interiors Inc	8,636	218,664
Exide Technologies *	27,702	86,707
Express Inc *	19,691	491,881
Fisher Communications Inc *	3,148	96,707
Francesca’s Holdings Corp *	3,550	112,216
Fred’s Inc ‘A’	12,984	189,696
Fuel Systems Solutions Inc *	5,998	156,908
Furniture Brands International Inc *	15,860	26,645
G-III Apparel Group Ltd *	5,833	165,774
Gaylord Entertainment Co *	12,776	393,501
Geeknet Inc *	1,610	23,281
Genesco Inc *	8,447	605,228
Global Sources Ltd * (Bermuda)	4,396	27,079
GNC Holdings Inc ‘A’	8,197	285,993
Gordmans Stores Inc *	1,985	43,610
Grand Canyon Education Inc *	10,141	180,104
Gray Television Inc *	19,123	36,142
Group 1 Automotive Inc	8,081	453,910
Harte-Hanks Inc	16,006	144,854
Haverty Furniture Cos Inc	6,739	74,803
Helen of Troy Ltd * (Bermuda)	10,983	373,532
hhgregg Inc *	5,946	67,665
Hibbett Sports Inc *	9,749	531,808
Hillenbrand Inc	22,310	512,015
Hot Topic Inc	14,960	151,844
Hovnanian Enterprises Inc ‘A’ *	21,823	53,466
HSN Inc	14,230	541,167
Iconix Brand Group Inc *	25,902	450,177
International Speedway Corp ‘A’	10,587	293,789
Interval Leisure Group Inc	14,372	250,073
iRobot Corp *	8,576	233,782
Isle of Capri Casinos Inc *	7,369	52,025
Jack in the Box Inc *	15,624	374,507
JAKKS Pacific Inc	9,787	170,783
Jamba Inc *	25,198	52,160
Johnson Outdoors Inc ‘A’ *	1,823	34,819
Jos. A. Bank Clothiers Inc *	9,838	495,934
Journal Communications Inc ‘A’ *	15,370	86,533
K-Swiss Inc ‘A’ *	10,018	41,074
K12 Inc *	9,237	218,270

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

KB Home	27,786	$247,295
Kenneth Cole Productions Inc ‘A’ *	2,549	41,039
Kirkland’s Inc *	5,411	87,550
Knology Inc *	10,626	193,393
Krispy Kreme Doughnuts Inc *	20,663	150,840
La-Z-Boy Inc *	18,647	278,959
LeapFrog Enterprises Inc *	14,532	121,488
Libbey Inc *	7,093	91,783
Life Time Fitness Inc *	15,073	762,242
Lifetime Brands Inc	3,559	40,003
LIN TV Corp ‘A’ *	10,220	41,391
Lincoln Educational Services Corp	7,953	62,908
Lions Gate Entertainment Corp * (Canada)	15,968	222,275
Lithia Motors Inc ‘A’	7,803	204,439
Live Nation Entertainment Inc *	50,174	471,636
Liz Claiborne Inc *	33,678	449,938
Luby’s Inc *	7,245	43,977
Lumber Liquidators Holdings Inc *	8,193	205,726
M.D.C. Holdings Inc	13,338	343,987
M/I Homes Inc *	6,642	82,095
Mac-Gray Corp	4,232	64,030
Maidenform Brands Inc *	8,272	186,203
Marcus Corp	7,255	91,050
Marine Products Corp	3,651	21,723
MarineMax Inc *	8,194	67,437
Martha Stewart Living Omnimedia Inc ‘A’	10,337	39,384
Matthews International Corp ‘A’	10,456	330,828
Mattress Firm Holding Corp *	2,130	80,727
MDC Partners Inc ‘A’ (Canada)	9,033	100,447
Meredith Corp	12,919	419,351
Meritage Homes Corp *	10,077	272,684
Modine Manufacturing Co *	16,810	148,432
Monarch Casino & Resort Inc *	3,000	30,900
Monro Muffler Brake Inc	10,858	450,498
Morgans Hotel Group Co *	8,104	40,115
Motorcar Parts of America Inc *	4,373	42,068
Movado Group Inc	6,292	154,469
Multimedia Games Holding Co Inc *	9,673	106,016
National American University Holdings Inc	3,439	21,666
National CineMedia Inc	19,620	300,186
New York & Co Inc *	10,082	37,606
Nexstar Broadcasting Group Inc ‘A’ *	4,011	33,331
NutriSystem Inc	9,745	109,436
O’Charleys Inc *	6,992	68,801
Office Depot Inc *	98,470	339,722
OfficeMax Inc *	31,124	178,029
Orbitz Worldwide Inc *	7,563	23,067
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	33,799	344,750
Outdoor Channel Holdings Inc	4,829	35,300
Overstock.com Inc *	4,441	23,271
Oxford Industries Inc	4,615	234,534
P.F. Chang’s China Bistro Inc	7,625	301,340
Pacific Sunwear of California Inc *	17,628	31,025
Papa John’s International Inc *	6,673	251,305
Peet’s Coffee & Tea Inc *	4,563	336,293
Penske Automotive Group Inc	15,840	390,139
Perry Ellis International Inc *	4,245	79,254
PetMed Express Inc	7,131	88,282
Pier 1 Imports Inc *	34,961	635,591
Pinnacle Entertainment Inc *	21,932	252,437
Pool Corp	17,160	642,127
Quiksilver Inc *	46,726	188,773
ReachLocal Inc *	3,758	26,795
Red Lion Hotels Corp *	5,007	41,107
Red Robin Gourmet Burgers Inc *	4,585	170,516
Regis Corp	20,503	377,870
Rent-A-Center Inc	20,910	789,353
Rentrak Corp *	3,349	76,022
RG Barry Corp	3,173	38,711
Ruby Tuesday Inc *	23,078	210,702
Rue21 Inc *	5,387	158,055
Ruth’s Hospitality Group Inc *	12,503	94,898
Saga Communications Inc ‘A’ *	1,278	45,752
Saks Inc *	41,080	476,939
Scholastic Corp	9,539	336,536
School Specialty Inc *	6,052	21,424
Scientific Games Corp ‘A’ *	20,597	240,161
Sealy Corp *	18,758	37,891
Select Comfort Corp *	19,810	641,646
Shiloh Industries Inc	2,067	19,699
Shoe Carnival Inc *	3,233	104,167
Shuffle Master Inc *	19,378	341,053
Shutterfly Inc *	10,595	331,941
Sinclair Broadcast Group Inc ‘A’	18,150	200,739
Six Flags Entertainment Corp	14,858	694,909
Skechers U.S.A. Inc ‘A’ *	13,224	168,209
Skullcandy Inc *	3,613	57,194
Skyline Corp	2,701	20,663
Smith & Wesson Holding Corp *	21,605	167,439
Sonic Automotive Inc ‘A’	14,432	258,477
Sonic Corp *	21,819	167,570
Sotheby’s	24,067	946,796
Spartan Motors Inc	11,622	61,480
Speedway Motorsports Inc	4,154	77,597
Stage Stores Inc	11,287	183,301
Standard Motor Products Inc	6,865	121,785
Standard Pacific Corp *	38,309	170,858
Stein Mart Inc *	9,652	63,703
Steiner Leisure Ltd * (Bahamas)	5,418	264,561
Steinway Musical Instruments Inc *	2,320	58,000
Steven Madden Ltd *	13,467	575,714
Stewart Enterprises Inc ‘A’	26,372	160,078
Stoneridge Inc *	9,304	92,017
Strayer Education Inc	4,359	410,967
Sturm Ruger & Co Inc	6,690	328,479
Summer Infant Inc *	5,187	31,122
Superior Industries International Inc	8,444	164,996
Systemax Inc *	3,757	63,343
Teavana Holdings Inc *	2,449	48,294
Tenneco Inc *	21,513	799,208
Texas Roadhouse Inc	22,369	372,220
The Bon-Ton Stores Inc	4,630	42,781
The Buckle Inc	9,608	460,223
The Cato Corp ‘A’	9,938	274,686
The Cheesecake Factory Inc *	19,494	572,929
The Children’s Place *	8,718	450,459
The EW Scripps Co ‘A’ *	11,176	110,307
The Finish Line Inc ‘A’	18,452	391,551
The Jones Group Inc	29,019	364,479
The McClatchy Co ‘A’ *	19,733	57,028
The Men’s Wearhouse Inc	18,345	711,236
The New York Times Co ‘A’ *	48,714	330,768
The Pep Boys-Manny Moe & Jack	19,021	283,793
The Ryland Group Inc	15,888	306,321
The Talbots Inc *	24,419	73,990
The Warnaco Group Inc *	14,433	842,887
The Wet Seal Inc ‘A’ *	32,097	110,735
Tower International Inc *	2,344	28,550
Town Sports International Holdings Inc *	7,202	90,961
True Religion Apparel Inc *	9,095	249,203
Tuesday Morning Corp *	16,171	62,097
U.S. Auto Parts Network Inc *	5,259	18,985
Unifi Inc *	4,740	45,788
Universal Electronics Inc *	5,346	106,813
Universal Technical Institute Inc	8,133	107,274
Vail Resorts Inc	12,827	554,768
Valassis Communications Inc *	15,916	366,068
Value Line Inc	486	5,968
Valuevision Media Inc ‘A’ *	15,680	32,458
Vera Bradley Inc *	7,107	214,560

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Vitamin Shoppe Inc *	8,833	$390,507
VOXX International Corp *	6,345	86,038
West Marine Inc *	5,236	62,727
Weyco Group Inc	2,653	62,876
Winmark Corp	778	45,077
Winnebago Industries Inc *	10,421	102,126
Wolverine World Wide Inc	17,690	657,714
World Wrestling Entertainment Inc ‘A’	9,793	86,864
Zagg Inc *	7,781	82,712
Zale Corp *	12,307	38,029
Zumiez Inc *	7,615	274,978

		60,046,773

Consumer Staples - 3.4%

Alico Inc	1,354	31,291
Alliance One International Inc *	31,055	117,077
Arden Group Inc ‘A’	424	38,537
B&G Foods Inc	17,079	384,448
Cal-Maine Foods Inc	5,072	194,055
Calavo Growers Inc	4,233	113,360
Casey’s General Stores Inc	13,566	752,370
Central European Distribution Corp *	26,015	132,937
Central Garden & Pet Co ‘A’ *	14,943	143,901
Chiquita Brands International Inc *	16,424	144,367
Coca-Cola Bottling Co Consolidated	1,644	103,145
Craft Brew Alliance Inc *	3,573	27,369
Darling International Inc *	41,678	726,031
Diamond Foods Inc	7,894	180,141
Dole Food Co Inc *	12,866	128,403
Elizabeth Arden Inc *	8,681	303,661
Farmer Bros. Co *	2,711	29,523
Fresh Del Monte Produce Inc (Cayman)	12,921	295,116
Griffin Land & Nurseries Inc	805	21,260
Harbinger Group Inc *	2,919	15,120
Imperial Sugar Co	4,781	22,423
Ingles Markets Inc ‘A’	4,459	78,657
Inter Parfums Inc	5,762	90,406
J&J Snack Foods Corp	5,051	264,975
Lancaster Colony Corp	6,686	444,352
Lifeway Foods Inc *	1,788	16,539
Limoneira Co	2,753	46,498
Medifast Inc *	4,932	86,113
MGP Ingredients Inc	4,778	25,706
Nash Finch Co	4,363	123,996
National Beverage Corp *	4,056	65,058
Nature’s Sunshine Products Inc *	4,095	65,602
Nu Skin Enterprises Inc ‘A’	19,586	1,134,225
Nutraceutical International Corp *	3,490	50,814
Oil-Dri Corp of America	1,895	40,345
Omega Protein Corp *	6,729	51,208
Pilgrim’s Pride Corp *	21,459	160,084
Prestige Brands Holdings Inc *	17,871	312,385
PriceSmart Inc	6,344	461,907
Primo Water Corp *	5,504	10,733
Revlon Inc ‘A’ *	3,707	63,946
Rite Aid Corp *	209,100	363,834
Roundy’s Inc *	6,837	73,156
Ruddick Corp	17,578	704,878
Sanderson Farms Inc	7,874	417,558
Schiff Nutrition International Inc *	4,530	55,674
Seneca Foods Corp ‘A’ *	3,327	87,633
Smart Balance Inc *	21,235	140,363
Snyder’s-Lance Inc	16,818	434,745
Spartan Stores Inc	8,155	147,769
Spectrum Brands Holdings Inc *	5,994	209,550
Star Scientific Inc *	38,322	125,696
Susser Holdings Corp *	3,299	84,685
Synutra International Inc *	6,692	39,349
The Andersons Inc	6,661	324,324
The Boston Beer Co Inc ‘A’ *	2,974	317,593
The Chefs’ Warehouse Inc *	3,395	78,560
The Female Health Co	6,269	33,978
The Fresh Market Inc *	10,051	481,945
The Hain Celestial Group Inc *	12,743	558,271
The Pantry Inc *	8,223	106,981
Tootsie Roll Industries Inc	8,748	200,412
TreeHouse Foods Inc *	12,654	752,913
United Natural Foods Inc *	17,195	802,319
Universal Corp	8,232	383,611
USANA Health Sciences Inc *	2,403	89,704
Vector Group Ltd	17,018	301,559
Village Super Market Inc ‘A’	2,208	69,751
WD-40 Co	5,730	259,856
Weis Markets Inc	3,974	173,266

		15,318,017

Energy - 6.4%

Abraxas Petroleum Corp *	29,571	92,261
Alon USA Energy Inc	4,214	38,137
Amyris Inc *	6,218	32,209
Apco Oil and Gas International Inc (Cayman)	3,295	224,620
Approach Resources Inc *	9,254	341,935
ATP Oil & Gas Corp *	16,037	117,872
Basic Energy Services Inc *	8,502	147,510
Berry Petroleum Co ‘A’	18,366	865,590
Bill Barrett Corp *	16,835	437,878
Bonanza Creek Energy Inc *	3,564	77,873
BPZ Resources Inc *	36,958	148,941
Bristow Group Inc	12,977	619,392
C&J Energy Services Inc *	4,192	74,576
Cal Dive International Inc *	34,015	112,249
Callon Petroleum Co *	13,733	86,381
CAMAC Energy Inc *	21,101	21,101
Carrizo Oil & Gas Inc *	13,851	391,429
Ceres Inc *	2,049	32,763
Cheniere Energy Inc *	54,804	820,964
Clayton Williams Energy Inc *	2,124	168,731
Clean Energy Fuels Corp *	17,632	375,209
Cloud Peak Energy Inc *	21,664	345,107
Comstock Resources Inc *	17,099	270,677
Contango Oil & Gas Co *	4,310	253,902
Crimson Exploration Inc *	7,334	30,436
Crosstex Energy Inc	14,707	207,957
CVR Energy Inc *	31,323	837,890
Dawson Geophysical Co *	2,852	97,966
Delek US Holdings Inc	5,021	77,876
DHT Holdings Inc	24,217	23,248
Dril-Quip Inc *	12,281	798,511
Endeavour International Corp *	13,474	159,667
Energy Partners Ltd *	10,528	174,870
Energy XXI Ltd * (Bermuda)	26,828	968,759
Evolution Petroleum Corp *	5,640	52,452
Exterran Holdings Inc *	23,039	303,884
Frontline Ltd (Bermuda)	18,487	142,165
FX Energy Inc *	18,765	102,082
Gastar Exploration Ltd * (Canada)	20,125	60,174
Geokinetics Inc *	3,871	6,813
GeoResources Inc *	7,234	236,841
Gevo Inc *	2,087	19,180
Global Geophysical Services Inc *	6,765	71,777
GMX Resources Inc *	22,662	28,781
Golar LNG Ltd (NASDAQ) (Bermuda)	14,273	543,088
Goodrich Petroleum Corp *	9,417	179,111
Green Plains Renewable Energy Inc *	5,787	62,442
Gulf Island Fabrication Inc	5,242	153,433
Gulfmark Offshore Inc ‘A’ *	8,469	389,235
Gulfport Energy Corp *	16,244	473,025
Hallador Energy Co	1,727	15,267
Harvest Natural Resources Inc *	12,065	85,420
Heckmann Corp *	35,975	155,052

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Helix Energy Solutions Group Inc *	37,801	$672,858
Hercules Offshore Inc *	47,240	223,445
Hornbeck Offshore Services Inc *	11,000	462,330
Houston American Energy Corp *	5,937	30,991
Hyperdynamics Corp *	59,779	77,115
ION Geophysical Corp *	46,658	300,944
Isramco Inc *	352	30,751
James River Coal Co *	12,654	64,788
Key Energy Services Inc *	44,541	688,158
KiOR Inc ‘A’ *	3,738	49,977
Knightsbridge Tankers Ltd (Bermuda)	7,859	113,012
Kodiak Oil & Gas Corp * (Canada)	91,846	914,786
L&L Energy Inc *	8,426	20,644
Lufkin Industries Inc	11,967	965,139
Magnum Hunter Resources Corp *	40,007	256,445
Matador Resources Co *	4,929	53,973
Matrix Service Co *	9,526	133,459
McMoRan Exploration Co *	34,971	374,190
Miller Energy Resources Inc *	11,717	49,446
Mitcham Industries Inc *	4,179	93,860
Natural Gas Services Group Inc *	4,312	56,918
Newpark Resources Inc *	32,670	267,567
Nordic American Tankers Ltd (Bermuda)	19,084	303,054
Northern Oil & Gas Inc *	22,504	466,733
Oasis Petroleum Inc *	21,235	654,675
Overseas Shipholding Group Inc	9,595	121,185
OYO Geospace Corp *	1,538	161,998
Panhandle Oil & Gas Inc ‘A’	2,475	72,963
Parker Drilling Co *	42,175	251,785
Patriot Coal Corp *	32,940	205,546
Penn Virginia Corp	16,134	73,410
Petroleum Development Corp *	8,338	309,256
PetroQuest Energy Inc *	19,863	121,959
PHI Inc *	4,687	108,504
Pioneer Drilling Co *	22,050	194,040
Renewable Energy Group Inc *	2,566	26,584
Rentech Inc *	79,157	164,647
Resolute Energy Corp *	16,812	191,321
REX American Resources Corp *	2,213	67,939
Rex Energy Corp *	14,796	158,021
RigNet Inc *	2,033	35,638
Rosetta Resources Inc *	18,893	921,223
Sanchez Energy Corp *	3,564	80,012
Scorpio Tankers Inc *	10,514	74,229
SemGroup Corp ‘A’ *	14,955	435,789
Ship Finance International Ltd (Bermuda)	16,037	245,366
Solazyme Inc *	4,176	61,095
Stone Energy Corp *	17,464	499,296
Swift Energy Co *	15,092	438,121
Syntroleum Corp *	32,127	31,003
Targa Resources Corp	5,888	267,610
Teekay Tankers Ltd ‘A’	18,645	113,175
Tesco Corp * (Canada)	10,660	151,265
TETRA Technologies Inc *	27,316	257,317
Triangle Petroleum Corp *	15,426	106,439
Union Drilling Inc *	5,551	30,864
Ur-Energy Inc * (Canada)	38,660	47,165
Uranerz Energy Corp *	22,618	56,997
Uranium Energy Corp *	26,979	105,218
Uranium Resources Inc *	35,698	32,482
USEC Inc *	43,642	46,260
Vaalco Energy Inc *	18,306	172,992
Vantage Drilling Co * (Cayman)	61,179	97,886
Venoco Inc *	10,515	113,983
Voyager Oil & Gas Inc *	17,490	42,501
W&T Offshore Inc	12,323	259,769
Warren Resources Inc *	25,335	82,592
Western Refining Inc	18,742	352,724
Westmoreland Coal Co *	3,611	40,335
Willbros Group Inc *	13,530	43,837
World Fuel Services Corp	25,239	1,034,799
Zion Oil & Gas Inc *	9,816	25,914

		28,413,021

Financials - 22.1%

1st Source Corp	5,467	133,777
1st United Bancorp Inc *	10,254	62,037
Acadia Realty Trust REIT	15,132	341,075
Advance America Cash Advance Centers Inc	19,655	206,181
AG Mortgage Investment Trust Inc	3,444	67,985
Agree Realty Corp REIT	4,289	96,846
Alexander’s Inc REIT	725	285,563
Alliance Financial Corp	1,767	53,558
Alterra Capital Holdings Ltd (Bermuda)	32,348	743,357
American Assets Trust Inc REIT	11,606	264,617
American Campus Communities Inc REIT	26,443	1,182,531
American Capital Mortgage Investment Corp	6,273	136,563
American Equity Investment Life Holding Co	21,282	271,771
American Safety Insurance Holdings Ltd * (Bermuda)	3,757	70,819
Ameris Bancorp *	8,752	115,001
AMERISAFE Inc *	6,541	161,824
Ames National Corp	2,931	69,758
AmTrust Financial Services Inc	8,635	232,109
Anworth Mortgage Asset Corp REIT	47,833	314,741
Apollo Commercial Real Estate Finance Inc REIT	7,505	117,453
Apollo Investment Corp	69,721	499,900
Apollo Residential Mortgage Inc	3,635	66,811
Argo Group International Holdings Ltd (Bermuda)	9,815	293,174
Arlington Asset Investment Corp ‘A’	2,376	52,747
ARMOUR Residential REIT Inc	63,313	427,363
Arrow Financial Corp	3,766	91,890
Artio Global Investors Inc	10,816	51,592
Ashford Hospitality Trust Inc REIT	18,832	169,676
Associated Estates Realty Corp REIT	14,830	242,322
Astoria Financial Corp	31,280	308,421
AV Homes Inc *	3,386	41,241
Baldwin & Lyons Inc ‘B’	3,307	74,011
BancFirst Corp	2,347	102,235
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	9,935	209,728
BancorpSouth Inc	33,622	452,888
Bank Mutual Corp	16,435	66,397
Bank of Kentucky Financial Corp	2,157	55,500
Bank of Marin Bancorp	1,864	70,851
Bank of the Ozarks Inc	10,000	312,600
BankFinancial Corp	7,180	47,532
Banner Corp	6,189	136,344
BBCN Bancorp Inc *	26,624	296,325
Beneficial Mutual Bancorp Inc *	11,780	102,957
Berkshire Hills Bancorp Inc	7,527	172,519
BGC Partners Inc ‘A’	26,825	198,237
BioMed Realty Trust Inc REIT	54,896	1,041,926
BlackRock Kelso Capital Corp	24,681	242,367
BofI Holding Inc *	3,456	59,028
Boston Private Financial Holdings Inc	27,523	272,753
Bridge Bancorp Inc	2,580	54,103
Bridge Capital Holdings *	3,370	45,360
Brookline Bancorp Inc	24,483	229,406
Bryn Mawr Bank Corp	3,938	88,369
Calamos Asset Management Inc ‘A’	6,643	87,090
California First National Bancorp	718	11,014
Camden National Corp	2,761	97,049
Campus Crest Communities Inc REIT	10,994	128,190
Cape Bancorp Inc *	4,404	35,144
Capital Bank Corp *	4,466	10,004
Capital City Bank Group Inc	4,075	30,359
Capital Southwest Corp	1,058	100,034

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

CapLease Inc REIT	25,486	$102,709
Capstead Mortgage Corp REIT	32,190	422,011
Cardinal Financial Corp	10,357	117,034
Cascade Bancorp *	2,019	11,468
Cash America International Inc	10,511	503,792
Cathay General Bancorp	27,941	494,556
CBL & Associates Properties Inc REIT	52,888	1,000,641
Cedar Realty Trust Inc REIT	20,213	103,491
Center Bancorp Inc	4,465	44,784
Centerstate Banks Inc	11,185	91,270
Central Pacific Financial Corp *	5,379	69,658
Century Bancorp Inc ‘A’	1,256	34,289
Charter Financial Corp	2,389	21,405
Chatham Lodging Trust REIT	5,077	64,427
Chemical Financial Corp	9,887	231,751
Chesapeake Lodging Trust REIT	11,292	202,917
CIFC Corp *	4,272	26,486
Citizens & Northern Corp	4,453	89,060
Citizens Inc *	13,786	136,206
City Holding Co	5,526	191,863
Clifton Savings Bancorp Inc	2,886	30,101
CNB Financial Corp	4,406	73,624
CNO Financial Group Inc *	78,747	612,652
CoBiz Financial Inc	11,979	84,692
Cogdell Spencer Inc REIT	16,634	70,528
Cohen & Steers Inc	6,387	203,745
Colonial Properties Trust REIT	31,317	680,518
Colony Financial Inc REIT	11,852	194,136
Columbia Banking System Inc	14,003	318,988
Community Bank System Inc	13,890	399,754
Community Trust Bancorp Inc	4,968	159,324
Compass Diversified Holdings	14,733	217,901
Consolidated-Tomoka Land Co	1,431	42,572
Coresite Realty Corp REIT	7,147	168,598
Cousins Properties Inc REIT	32,957	249,814
Cowen Group Inc ‘A’ *	23,619	64,007
Crawford & Co ‘B’	9,379	45,957
Credit Acceptance Corp *	2,402	242,626
CreXus Investment Corp REIT	20,428	211,226
CubeSmart REIT	43,598	518,816
CVB Financial Corp	31,837	373,766
CYS Investments Inc REIT	40,050	524,254
DCT Industrial Trust Inc REIT	87,557	516,586
Delphi Financial Group Inc ‘A’	17,159	768,208
DFC Global Corp *	15,474	291,994
Diamond Hill Investment Group Inc	933	68,715
DiamondRock Hospitality Co REIT	59,647	613,768
Dime Community Bancshares Inc	11,264	164,567
Donegal Group Inc ‘A’	2,691	36,786
Doral Financial Corp *	43,975	67,722
Duff & Phelps Corp ‘A’	11,006	171,033
DuPont Fabros Technology Inc REIT	20,952	512,276
Dynex Capital Inc REIT	19,791	189,004
Eagle Bancorp Inc *	6,085	101,863
EastGroup Properties Inc REIT	9,661	485,175
Edelman Financial Group Inc	7,354	48,610
Education Realty Trust Inc REIT	32,966	357,351
eHealth Inc *	7,126	116,225
EMC Insurance Group Inc	1,773	35,620
Employers Holdings Inc	11,612	205,649
Encore Bancshares Inc *	2,860	58,258
Enstar Group Ltd * (Bermuda)	2,429	240,447
Enterprise Bancorp Inc	2,183	35,889
Enterprise Financial Services Corp	5,704	66,965
Entertainment Properties Trust REIT	16,684	773,804
Epoch Holding Corp	5,160	123,221
Equity Lifestyle Properties Inc REIT	11,597	808,775
Equity One Inc REIT	19,167	387,557
ESB Financial Corp	4,329	62,424
ESSA Bancorp Inc	3,300	32,340
Evercore Partners Inc ‘A’	7,495	217,880
Excel Trust Inc REIT	11,086	133,919
Extra Space Storage Inc REIT	33,503	964,551
Ezcorp Inc ‘A’ *	16,745	543,459
F.N.B. Corp	48,534	586,291
FBL Financial Group Inc ‘A’	4,588	154,616
FBR & Co *	17,588	45,201
Federal Agricultural Mortgage Corp ‘C’	3,445	78,202
FelCor Lodging Trust Inc REIT *	45,027	162,097
Fidus Investment Corp	1,869	26,185
Fifth Street Finance Corp	29,381	286,759
Financial Engines Inc *	13,594	303,962
Financial Institutions Inc	5,006	80,947
First American Financial Corp	37,410	622,128
First Bancorp NC	5,457	59,645
First Busey Corp	27,951	138,078
First Cash Financial Services Inc *	10,530	451,632
First Commonwealth Financial Corp	37,034	226,648
First Community Bancshares Inc	5,882	78,584
First Connecticut Bancorp Inc	6,418	84,653
First Defiance Financial Corp	3,608	60,831
First Financial Bancorp	20,714	358,352
First Financial Bankshares Inc	11,202	394,422
First Financial Corp	3,991	126,714
First Financial Holdings Inc	6,044	66,484
First Industrial Realty Trust Inc REIT *	31,009	382,961
First Interstate Bancsystem Inc	5,603	81,916
First Merchants Corp	9,282	114,540
First Midwest Bancorp Inc	26,811	321,196
First Pactrust Bancorp Inc	3,078	36,690
First Potomac Realty Trust REIT	17,978	217,354
FirstMerit Corp	38,920	656,191
Flagstar Bancorp Inc *	73,318	67,453
Flagstone Reinsurance Holdings SA (Luxembourg)	18,919	148,893
Flushing Financial Corp	10,986	147,872
Forestar Group Inc *	12,493	192,267
Fortegra Financial Corp *	1,773	14,822
Fox Chase Bancorp Inc	4,906	63,778
Franklin Financial Corp *	5,105	68,560
Franklin Street Properties Corp REIT	25,630	271,678
FX Alliance Inc *	2,131	33,414
FXCM Inc ‘A’	6,196	80,486
Gain Capital Holdings Inc	2,613	13,117
GAMCO Investors Inc ‘A’	2,424	120,255
German American Bancorp Inc	4,451	86,483
Getty Realty Corp REIT	9,140	142,401
GFI Group Inc	25,689	96,591
Glacier Bancorp Inc	25,558	381,837
Gladstone Capital Corp	7,623	61,823
Gladstone Commercial Corp REIT	3,946	67,911
Gladstone Investment Corp	8,217	62,203
Gleacher & Co Inc *	27,244	37,052
Glimcher Realty Trust REIT	49,687	507,801
Global Indemnity PLC * (Ireland)	4,490	87,510
Golub Capital BDC Inc	4,018	61,355
Government Properties Income Trust REIT	12,811	308,873
Great Southern Bancorp Inc	3,630	87,120
Greenlight Capital Re Ltd ‘A’ * (Cayman)	10,030	247,039
Hallmark Financial Services Inc *	4,002	31,576
Hampton Roads Bankshares Inc *	3,697	11,202
Hancock Holding Co	27,230	966,937
Hanmi Financial Corp *	11,645	117,847
Harleysville Group Inc	4,371	252,207
Harris & Harris Group Inc *	10,843	44,998
Hatteras Financial Corp REIT	26,706	745,097
Healthcare Realty Trust Inc REIT	27,791	611,402
Heartland Financial USA Inc	4,697	81,446
Hercules Technology Growth Capital Inc	17,334	192,061
Heritage Commerce Corp *	7,308	46,990

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

Heritage Financial Corp	5,619	$76,418
Hersha Hospitality Trust REIT	50,845	277,614
HFF Inc ‘A’ *	10,479	172,589
Highwoods Properties Inc REIT	25,811	860,023
Hilltop Holdings Inc *	14,083	118,156
Home BancShares Inc	7,930	211,017
Home Federal Bancorp Inc	5,887	59,635
Home Loan Servicing Solutions Ltd (Cayman)	4,752	66,243
Home Properties Inc REIT	17,185	1,048,457
HomeStreet Inc *	1,555	43,229
Horace Mann Educators Corp	14,105	248,530
Hudson Pacific Properties Inc REIT	7,881	119,240
Hudson Valley Holding Corp	5,761	92,925
IBERIABANK Corp	10,530	563,039
ICG Group Inc *	13,364	119,608
Imperial Holdings Inc *	6,536	17,451
Independence Holding Co	2,498	24,880
Independent Bank Corp	7,760	222,945
Infinity Property & Casualty Corp	4,479	234,386
Inland Real Estate Corp REIT	27,712	245,805
International Bancshares Corp	18,836	398,381
INTL FCStone Inc *	4,834	101,997
Invesco Mortgage Capital Inc REIT	41,319	729,280
Investment Technology Group Inc *	13,741	164,342
Investors Bancorp Inc *	16,358	245,697
Investors Real Estate Trust REIT	29,183	224,417
iStar Financial Inc REIT *	29,378	212,990
JMP Group Inc	5,228	38,583
Kansas City Life Insurance Co	1,577	50,779
KBW Inc	11,875	219,687
Kearny Financial Corp	5,061	49,345
Kennedy-Wilson Holdings Inc	9,589	129,452
Kilroy Realty Corp REIT	24,389	1,136,771
Kite Realty Group Trust REIT	19,870	104,715
Knight Capital Group Inc ‘A’ *	35,672	459,099
Kohlberg Capital Corp	6,838	47,251
Ladenburg Thalmann Financial Services Inc *	38,332	68,231
Lakeland Bancorp Inc	8,233	81,096
Lakeland Financial Corp	5,859	152,510
LaSalle Hotel Properties REIT	30,308	852,867
Lexington Realty Trust REIT	42,619	383,145
LTC Properties Inc REIT	10,982	351,424
Maiden Holdings Ltd (Bermuda)	17,883	160,947
Main Street Capital Corp	8,285	204,060
MainSource Financial Group Inc	7,249	87,350
Manning & Napier Inc *	4,660	68,502
MarketAxess Holdings Inc	10,209	380,694
Marlin Business Services Corp	2,984	44,939
MB Financial Inc	19,317	405,464
MCG Capital Corp	28,033	119,140
Meadowbrook Insurance Group Inc	19,143	178,604
Medallion Financial Corp	5,554	61,983
Medical Properties Trust Inc REIT	48,040	445,811
Medley Capital Corp	3,961	44,640
Merchants Bancshares Inc	1,836	51,738
Meridian Interstate Bancorp Inc *	3,307	43,421
Metro Bancorp Inc *	4,911	57,410
MFA Financial Inc REIT	127,616	953,292
MGIC Investment Corp *	67,341	334,011
Mid-America Apartment Communities Inc REIT	14,586	977,700
Midsouth Bancorp Inc	2,697	36,679
Mission West Properties Inc REIT	6,329	62,404
Monmouth Real Estate Investment Corp ‘A’ REIT	14,807	144,220
Montpelier Re Holdings Ltd (Bermuda)	22,247	429,812
MPG Office Trust Inc REIT *	18,267	42,745
MVC Capital Inc	8,700	114,231
National Bankshares Inc	2,476	74,528
National Financial Partners Corp *	14,624	221,407
National Health Investors Inc REIT	8,729	425,801
National Interstate Corp	2,419	61,878
National Penn Bancshares Inc	43,945	388,913
National Retail Properties Inc REIT	37,432	1,017,776
National Western Life Insurance Co ‘A’	781	106,895
NBT Bancorp Inc	12,225	269,928
Nelnet Inc ‘A’	9,154	237,180
Netspend Holdings Inc *	9,185	71,276
New Mountain Finance Corp	2,819	38,733
Newcastle Investment Corp REIT	37,363	234,640
NewStar Financial Inc *	9,851	109,543
NGP Capital Resources Co	7,791	51,031
Nicholas Financial Inc (Canada)	3,431	45,255
Northfield Bancorp Inc	5,569	79,191
NorthStar Realty Finance Corp REIT	40,394	218,532
Northwest Bancshares Inc	34,722	440,969
OceanFirst Financial Corp	5,415	77,110
Ocwen Financial Corp *	34,207	534,655
Old National Bancorp	33,766	443,685
Omega Healthcare Investors Inc REIT	36,371	773,247
OmniAmerican Bancorp Inc *	3,829	74,129
One Liberty Properties Inc REIT	4,057	74,243
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	7,920	122,047
Oppenheimer Holdings Inc ‘A’	3,641	63,171
Oriental Financial Group Inc	14,606	176,733
Oritani Financial Corp	16,501	242,235
Orrstown Financial Services Inc	2,394	20,995
Pacific Capital Bancorp NA *	1,402	63,945
Pacific Continental Corp	6,755	63,632
PacWest Bancorp	10,823	262,999
Park National Corp	4,609	318,805
Park Sterling Corp *	11,569	55,531
Parkway Properties Inc REIT	7,687	80,560
Pebblebrook Hotel Trust REIT	18,277	412,695
PennantPark Investment Corp	19,457	202,353
Penns Woods Bancorp Inc	1,446	59,112
Pennsylvania REIT	19,728	301,247
PennyMac Mortgage Investment Trust REIT	9,816	183,265
Peoples Bancorp Inc	3,937	69,055
PHH Corp *	19,933	308,364
PICO Holdings Inc *	8,181	191,844
Pinnacle Financial Partners Inc *	12,066	221,411
Piper Jaffray Cos *	5,737	152,719
Platinum Underwriters Holdings Ltd (Bermuda)	12,611	460,301
Post Properties Inc REIT	18,903	885,795
Potlatch Corp REIT	14,373	450,450
Presidential Life Corp	7,741	88,480
Primerica Inc	10,547	265,890
PrivateBancorp Inc	21,567	327,171
ProAssurance Corp	10,939	963,835
Prospect Capital Corp	43,429	476,850
Prosperity Bancshares Inc	16,721	765,822
Provident Financial Services Inc	21,422	311,262
Provident New York Bancorp	13,818	116,900
PS Business Parks Inc REIT	6,621	433,940
Pzena Investment Management Inc ‘A’	2,749	16,082
Radian Group Inc	47,724	207,599
RAIT Financial Trust REIT	17,777	88,352
Ramco-Gershenson Properties Trust REIT	13,911	169,992
Redwood Trust Inc REIT	28,158	315,370
Renasant Corp	9,090	147,985
Republic Bancorp Inc ‘A’	3,609	86,327
Resource Capital Corp REIT	28,081	151,357
Retail Opportunity Investments Corp REIT	17,853	214,950
RLI Corp	6,533	468,024
RLJ Lodging Trust REIT	9,879	184,046
Rockville Financial Inc	10,343	120,496
Roma Financial Corp	2,557	25,033
S&T Bancorp Inc	10,093	218,917

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
S.Y. Bancorp Inc	4,377	$101,546
Sabra Health Care REIT Inc	13,225	217,419
Safeguard Scientifics Inc *	7,515	129,258
Safety Insurance Group Inc	4,604	191,711
Sandy Spring Bancorp Inc	8,751	159,006
Saul Centers Inc REIT	2,578	104,048
SCBT Financial Corp	4,911	160,639
SeaBright Holdings Inc	7,101	64,548
Seacoast Banking Corp of Florida *	27,153	47,789
Selective Insurance Group Inc	19,229	338,623
Sierra Bancorp	4,542	44,648
Signature Bank *	16,439	1,036,315
Simmons First National Corp ‘A’	6,195	160,017
Solar Capital Ltd	12,959	286,005
Solar Senior Capital Ltd	2,789	44,931
Southside Bancshares Inc	5,865	129,616
Southwest Bancorp Inc *	6,904	63,655
Sovran Self Storage Inc REIT	9,870	491,822
STAG Industrial Inc REIT	5,509	76,906
Starwood Property Trust Inc REIT	33,424	702,572
State Auto Financial Corp	5,143	75,139
State Bank Financial Corp *	11,429	200,122
StellarOne Corp	8,096	96,100
Sterling Bancorp	11,234	107,734
Sterling Financial Corp *	9,614	200,740
Stewart Information Services Corp	6,471	91,953
Stifel Financial Corp *	19,124	723,652
Strategic Hotels & Resorts Inc REIT *	62,163	409,033
Suffolk Bancorp *	3,393	44,075
Summit Hotel Properties Inc REIT	9,881	74,898
Sun Bancorp Inc *	15,286	53,960
Sun Communities Inc REIT	9,540	413,368
Sunstone Hotel Investors Inc REIT *	41,886	407,970
Susquehanna Bancshares Inc	65,206	644,235
SVB Financial Group *	15,283	983,308
SWS Group Inc	10,536	60,266
Symetra Financial Corp	23,730	273,607
Tanger Factory Outlet Centers Inc REIT	30,732	913,662
Taylor Capital Group Inc *	5,280	75,768
Tejon Ranch Co *	5,156	147,668
Terreno Realty Corp REIT	4,148	59,358
Territorial Bancorp Inc	3,988	82,990
Texas Capital Bancshares Inc *	13,263	459,165
The Bancorp Inc *	10,545	105,872
The First Bancorp Inc	3,149	46,700
The First Marblehead Corp *	21,428	26,142
The First of Long Island Corp	2,739	72,584
The Navigators Group Inc *	3,858	182,252
The Phoenix Cos Inc *	41,127	100,761
THL Credit Inc	3,768	48,456
TICC Capital Corp	13,439	130,896
Tompkins Financial Corp	2,906	116,414
Tower Group Inc	13,098	293,788
TowneBank	8,769	118,294
Triangle Capital Corp	9,610	189,797
TriCo Bancshares	5,181	90,253
TrustCo Bank Corp NY	33,673	192,273
Trustmark Corp	22,818	569,994
Two Harbors Investment Corp REIT	75,132	761,838
UMB Financial Corp	11,403	510,113
UMH Properties Inc REIT	4,364	47,829
Umpqua Holdings Corp	40,739	552,421
Union First Market Bankshares Corp	7,360	103,040
United Bankshares Inc	15,589	449,899
United Community Banks Inc *	14,969	145,948
United Financial Bancorp Inc	5,672	89,731
United Fire Group Inc	7,792	139,399
Universal Health Realty Income Trust REIT	4,264	168,982
Universal Insurance Holdings Inc	6,431	25,017
Univest Corp of Pennsylvania	6,000	100,680
Urstadt Biddle Properties Inc ‘A’ REIT	8,326	164,355
ViewPoint Financial Group	12,434	191,235
Virginia Commerce Bancorp Inc *	8,198	71,978
Virtus Investment Partners Inc *	2,336	200,382
Walker & Dunlop Inc *	3,921	49,405
Walter Investment Management Corp	9,319	210,143
Washington Banking Co	5,618	77,585
Washington REIT	23,610	701,217
Washington Trust Bancorp Inc	5,061	122,173
Webster Financial Corp	25,633	581,100
WesBanco Inc	8,317	167,504
West Bancorp Inc	5,699	56,933
West Coast Bancorp *	6,869	129,961
Westamerica Bancorp	10,300	494,400
Western Alliance Bancorp *	24,520	207,684
Westfield Financial Inc	8,960	70,874
Westwood Holdings Group Inc	2,288	88,614
Whitestone REIT ‘B’	2,518	32,835
Wilshire Bancorp Inc *	21,550	104,087
Winthrop Realty Trust REIT	10,342	119,864
Wintrust Financial Corp	12,417	444,404
World Acceptance Corp *	5,356	328,055
WSFS Financial Corp	2,314	94,874

		98,732,132

Health Care - 12.4%

Abaxis Inc *	8,083	235,458
ABIOMED Inc *	11,250	249,638
Accretive Health Inc *	14,226	284,093
Accuray Inc *	24,672	174,184
Achillion Pharmaceuticals Inc *	17,060	163,435
Acorda Therapeutics Inc *	14,031	372,523
Acura Pharmaceuticals Inc *	3,889	13,456
Aegerion Pharmaceuticals Inc *	3,170	43,841
Affymax Inc *	12,513	146,903
Affymetrix Inc *	25,357	108,274
Air Methods Corp *	4,006	349,523
Akorn Inc *	20,200	236,340
Albany Molecular Research Inc *	8,510	22,977
Align Technology Inc *	21,840	601,692
Alimera Sciences Inc *	3,999	13,517
Alkermes PLC * (Ireland)	34,007	630,830
Alliance HealthCare Services Inc *	9,656	14,484
Allos Therapeutics Inc *	30,105	44,555
Almost Family Inc *	2,830	73,608
Alnylam Pharmaceuticals Inc *	15,896	175,969
Alphatec Holdings Inc *	20,495	48,573
AMAG Pharmaceuticals Inc *	7,601	121,084
Amedisys Inc *	10,597	153,233
Amicus Therapeutics Inc *	5,539	29,246
AMN Healthcare Services Inc *	13,861	83,998
Ampio Pharmaceuticals Inc *	7,277	24,815
AmSurg Corp *	11,066	309,627
Anacor Pharmaceuticals Inc *	4,241	24,979
Analogic Corp	4,515	304,943
AngioDynamics Inc *	9,020	110,495
Antares Pharma Inc *	30,972	100,040
Anthera Pharmaceuticals Inc *	7,381	16,312
Ardea Biosciences Inc *	8,215	178,758
Arena Pharmaceuticals Inc *	60,123	184,578
ARIAD Pharmaceuticals Inc *	56,190	896,230
ArQule Inc *	19,215	134,697
Array BioPharma Inc *	29,802	101,625
ArthroCare Corp *	9,673	259,720
Assisted Living Concepts Inc ‘A’	6,923	114,991
Astex Pharmaceuticals Inc *	19,688	36,620
athenahealth Inc *	12,433	921,534
AtriCure Inc *	5,145	51,193
Atrion Corp	574	120,661
Auxilium Pharmaceuticals Inc *	17,229	319,943

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

AVANIR Pharmaceuticals Inc ‘A’ *	47,194	$161,403
AVEO Pharmaceuticals Inc *	11,253	139,650
AVI BioPharma Inc *	45,973	70,798
Bacterin International Holdings Inc *	9,569	23,157
BG Medicine Inc *	2,464	17,297
Bio-Reference Labs Inc *	8,664	203,691
BioCryst Pharmaceuticals Inc *	9,945	48,034
Biolase Technology Inc *	11,147	30,210
BioMimetic Therapeutics Inc *	7,238	17,878
Biosante Pharmaceuticals Inc *	42,052	28,595
BioScrip Inc *	14,409	97,837
BioSpecifics Technologies Corp *	1,723	27,258
Biotime Inc *	9,111	40,180
Cadence Pharmaceuticals Inc *	18,273	67,610
Cambrex Corp *	10,828	75,688
Cantel Medical Corp	7,021	176,157
Capital Senior Living Corp *	9,837	90,894
CardioNet Inc *	8,593	26,466
Cardiovascular Systems Inc *	5,453	50,440
Cell Therapeutics Inc *	78,043	101,456
Celldex Therapeutics Inc *	20,373	103,699
Centene Corp *	17,815	872,401
Cepheid Inc *	23,238	972,046
Cerus Corp *	16,600	66,732
Chelsea Therapeutics International Ltd *	20,682	52,946
Chemed Corp	7,074	443,398
ChemoCentryx Inc *	1,844	19,657
Chindex International Inc *	3,836	36,442
Cleveland Biolabs Inc *	10,255	25,227
Clovis Oncology Inc *	3,989	101,520
Codexis Inc *	9,183	33,518
Columbia Laboratories Inc *	27,754	19,705
Complete Genomics Inc *	3,754	10,586
Computer Programs & Systems Inc	3,954	223,480
Conceptus Inc *	11,252	161,804
CONMED Corp	10,012	299,058
Corcept Therapeutics Inc *	15,161	59,583
Cornerstone Therapeutics Inc *	3,241	19,316
Corvel Corp *	2,257	90,032
Cross Country Healthcare Inc *	9,828	49,238
CryoLife Inc *	9,856	51,941
Cubist Pharmaceuticals Inc *	22,436	970,357
Curis Inc *	27,004	130,159
Cyberonics Inc *	10,074	384,122
Cynosure Inc ‘A’ *	3,362	60,045
Cytori Therapeutics Inc *	18,547	46,182
Delcath Systems Inc *	17,711	55,613
Depomed Inc *	19,639	122,940
DexCom Inc *	24,218	252,594
DURECT Corp *	31,160	24,928
Dusa Pharmaceuticals Inc *	9,184	57,492
Dyax Corp *	34,731	54,180
Dynavax Technologies Corp *	55,352	280,081
DynaVox Inc ‘A’ *	3,120	9,610
Emergent BioSolutions Inc *	8,588	137,408
Emeritus Corp *	11,009	194,419
Endocyte Inc *	6,695	33,341
Endologix Inc *	17,558	257,225
Enzo Biochem Inc *	14,504	39,016
Enzon Pharmaceuticals Inc *	13,459	92,060
Epocrates Inc *	2,357	20,223
eResearchTechnology Inc *	17,601	137,640
Exact Sciences Corp *	20,468	228,423
Exactech Inc *	2,987	47,344
ExamWorks Group Inc *	9,763	121,256
Exelixis Inc *	52,832	273,670
Five Star Quality Care Inc *	15,790	53,844
Fluidigm Corp *	2,375	37,359
Furiex Pharmaceuticals Inc *	3,705	87,549
Genomic Health Inc *	6,175	189,017
Gentiva Health Services Inc *	10,818	94,549
Geron Corp *	46,032	77,794
Greatbatch Inc *	8,237	201,971
Greenway Medical Technologies *	2,733	41,760
GTx Inc *	7,691	29,610
Haemonetics Corp *	9,155	637,920
Halozyme Therapeutics Inc *	31,662	404,007
Hanger Orthopedic Group Inc *	11,987	262,036
Hansen Medical Inc *	17,741	53,223
Harvard Bioscience Inc *	7,750	30,380
HealthSouth Corp *	33,842	693,084
HealthStream Inc *	6,396	148,323
Healthways Inc *	12,152	89,439
HeartWare International Inc *	4,336	284,832
Hi-Tech Pharmacal Co Inc *	3,731	134,055
HMS Holdings Corp *	30,240	943,790
Horizon Pharma Inc *	1,306	5,407
ICU Medical Inc *	4,327	212,715
Idenix Pharmaceuticals Inc *	21,371	209,222
ImmunoGen Inc *	26,691	384,083
Immunomedics Inc *	23,494	85,283
Impax Laboratories Inc *	23,290	572,468
Incyte Corp Ltd *	31,504	608,027
Infinity Pharmaceuticals Inc *	6,781	81,101
Insmed Inc *	9,366	33,999
Insulet Corp *	16,575	317,246
Integra LifeSciences Holdings Corp *	6,923	240,159
InterMune Inc *	19,120	280,490
Invacare Corp	10,382	172,030
IPC The Hospitalist Co Inc *	5,843	215,665
IRIS International Inc *	6,222	84,059
Ironwood Pharmaceuticals Inc ‘A’ *	19,180	255,286
Isis Pharmaceuticals Inc *	35,806	314,019
ISTA Pharmaceuticals Inc *	11,386	102,588
Jazz Pharmaceuticals PLC * (Ireland)	7,861	381,023
Kensey Nash Corp	2,977	87,107
Keryx Biopharmaceuticals Inc *	24,936	124,181
Kindred Healthcare Inc *	18,632	160,980
KV Pharmaceutical Co ‘A’ *	19,871	26,230
Landauer Inc	3,411	180,851
Lannett Co Inc *	5,699	23,765
Lexicon Pharmaceuticals Inc *	66,783	124,216
LHC Group Inc *	5,574	103,286
Ligand Pharmaceuticals Inc ‘B’ *	7,029	112,113
Luminex Corp *	13,450	314,058
Magellan Health Services Inc *	10,098	492,883
MAKO Surgical Corp *	11,420	481,353
MannKind Corp *	34,805	85,968
MAP Pharmaceuticals Inc *	7,704	110,629
Masimo Corp *	18,654	436,131
Maxygen Inc *	10,635	61,045
MedAssets Inc *	17,204	226,405
Medical Action Industries Inc *	6,278	35,910
Medicis Pharmaceutical Corp ‘A’	22,077	829,874
Medidata Solutions Inc *	7,448	198,415
Medivation Inc *	11,169	834,548
Medtox Scientific Inc *	2,637	44,460
Merge Healthcare Inc *	19,692	115,198
Meridian Bioscience Inc	14,746	285,777
Merit Medical Systems Inc *	15,141	188,051
Metabolix Inc *	12,135	34,342
Metropolitan Health Networks Inc *	14,807	138,742
MModal Inc *	12,004	126,642
Molina Healthcare Inc *	10,071	338,688
Momenta Pharmaceuticals Inc *	16,363	250,681
MWI Veterinary Supply Inc *	4,474	393,712
Nabi Biopharmaceuticals *	17,055	31,722
National Healthcare Corp	3,702	168,663
National Research Corp	700	30,058
Natus Medical Inc *	10,464	124,836

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Navidea Biopharmaceuticals Inc *	35,400	$116,112
Nektar Therapeutics *	40,528	320,982
Neogen Corp *	8,357	326,508
Neostem Inc *	22,680	8,562
Neurocrine Biosciences Inc *	20,857	166,230
NewLink Genetics Corp *	2,480	22,692
Novavax Inc *	33,309	41,969
NPS Pharmaceuticals Inc *	30,661	209,721
NuVasive Inc *	14,973	252,145
NxStage Medical Inc *	16,059	309,457
Nymox Pharmaceutical Corp * (Canada)	6,997	56,256
Obagi Medical Products Inc *	6,747	90,410
Omnicell Inc *	11,684	177,714
OncoGenex Pharmaceutical Inc *	5,182	68,869
Oncothyreon Inc *	14,898	64,955
Onyx Pharmaceuticals Inc *	22,596	851,417
Opko Health Inc *	38,918	184,082
Optimer Pharmaceuticals Inc *	16,676	231,796
OraSure Technologies Inc *	16,915	194,353
Orexigen Therapeutics Inc *	16,177	66,326
Orthofix International NV * (Netherlands)	6,475	243,331
Osiris Therapeutics Inc *	5,606	28,703
Owens & Minor Inc	22,712	690,672
Pacific Biosciences of California Inc *	12,822	43,851
Pacira Pharmaceuticals Inc *	2,462	28,411
Pain Therapeutics Inc *	12,881	46,243
Palomar Medical Technologies Inc *	6,717	62,737
Par Pharmaceutical Cos Inc *	12,927	500,663
PAREXEL International Corp *	20,962	565,345
PDL BioPharma Inc	49,751	315,919
Peregrine Pharmaceuticals Inc *	30,972	16,728
Pernix Therapeutics Holdings *	1,134	10,206
Pharmacyclics Inc *	16,351	453,904
PharmAthene Inc *	13,403	23,723
PharMerica Corp *	10,675	132,690
POZEN Inc *	10,059	60,354
Progenics Pharmaceuticals Inc *	10,507	104,019
PSS World Medical Inc *	18,226	461,847
Quality Systems Inc	13,825	604,567
Questcor Pharmaceuticals Inc *	18,977	713,915
Quidel Corp *	10,109	185,702
RadNet Inc *	11,262	35,813
Raptor Pharmaceutical Corp *	16,945	114,548
Rigel Pharmaceuticals Inc *	24,499	197,217
Rockwell Medical Technologies Inc *	5,545	52,456
RTI Biologics Inc *	19,761	73,116
Sagent Pharmaceuticals Inc *	2,515	44,943
Salix Pharmaceuticals Ltd *	20,831	1,093,627
Sangamo Biosciences Inc *	19,035	93,272
Santarus Inc *	18,989	111,086
Savient Pharmaceuticals Inc *	24,787	54,036
SciClone Pharmaceuticals Inc *	12,088	76,275
Seattle Genetics Inc *	34,418	701,439
Select Medical Holdings Corp *	14,509	111,574
Sequenom Inc *	40,863	166,312
SIGA Technologies Inc *	13,155	44,201
Skilled Healthcare Group Inc ‘A’ *	7,233	55,405
Solta Medical Inc *	21,375	64,766
Spectranetics Corp *	11,808	122,803
Spectrum Pharmaceuticals Inc *	20,687	261,277
Staar Surgical Co *	12,522	135,613
Stereotaxis Inc *	16,193	10,525
STERIS Corp	21,105	667,340
Sucampo Pharmaceuticals Inc ‘A’ *	4,980	37,101
Sun Healthcare Group Inc *	9,263	63,359
Sunesis Pharmaceuticals Inc *	10,555	30,293
Sunrise Senior Living Inc *	20,660	130,571
SurModics Inc *	5,463	83,966
Symmetry Medical Inc *	13,130	92,829
Synergetics USA Inc *	7,840	50,960
Synta Pharmaceuticals Corp *	9,567	41,616
Targacept Inc *	9,534	48,814
Team Health Holdings Inc *	9,551	196,369
The Ensign Group Inc	5,731	155,654
The Medicines Co *	19,210	385,545
The Providence Service Corp *	4,589	71,175
Theravance Inc *	24,541	478,549
Tornier NV * (Netherlands)	3,728	95,810
Transcend Services Inc *	3,126	91,748
Transcept Pharmaceuticals Inc *	1,801	18,947
Triple-S Management Corp ‘B’ *	7,165	165,512
Trius Therapeutics Inc *	4,450	23,808
U.S. Physical Therapy Inc	4,093	94,344
Unilife Corp *	22,870	92,852
Universal American Corp	11,620	125,264
Uroplasty Inc *	7,703	23,186
Vanda Pharmaceuticals Inc *	9,684	46,386
Vanguard Health Systems Inc *	10,763	106,123
Vascular Solutions Inc *	6,289	67,858
Verastem Inc *	2,254	24,636
Vical Inc *	30,471	103,601
ViroPharma Inc *	25,216	758,245
Vivus Inc *	34,921	780,834
Volcano Corp *	18,560	526,176
WellCare Health Plans Inc *	15,172	1,090,563
West Pharmaceutical Services Inc	11,923	507,085
Wright Medical Group Inc *	13,855	267,679
XenoPort Inc *	12,214	54,963
Young Innovations Inc	2,008	62,087
Zalicus Inc *	28,251	33,901
Zeltiq Aesthetics Inc *	2,859	17,640
ZIOPHARM Oncology Inc *	23,999	129,595
Zogenix Inc *	7,094	14,188
Zoll Medical Corp *	7,806	723,070

		55,466,115

Industrials - 15.4%

A.O. Smith Corp	13,572	610,061
A123 Systems Inc *	31,283	35,037
AAON Inc	6,622	133,698
AAR Corp	14,017	255,810
ABM Industries Inc	18,833	457,642
Acacia Research Corp *	15,228	635,617
ACCO Brands Corp *	19,571	242,876
Accuride Corp *	14,510	126,092
Aceto Corp	9,429	89,481
Active Power Inc *	29,640	23,122
Actuant Corp ‘A’	24,442	708,574
Acuity Brands Inc	15,424	969,090
Aegion Corp *	13,949	248,711
Aerovironment Inc *	6,036	161,825
Air Transport Services Group Inc *	19,335	111,950
Aircastle Ltd (Bermuda)	19,711	241,263
Alamo Group Inc	2,336	70,220
Alaska Air Group Inc *	25,675	919,679
Albany International Corp ‘A’	9,775	224,336
Allegiant Travel Co *	5,240	285,580
Altra Holdings Inc *	9,667	185,606
AMERCO	3,068	323,705
Ameresco Inc ‘A’ *	6,193	83,915
American Railcar Industries Inc *	3,505	82,403
American Reprographics Co *	13,012	70,135
American Science & Engineering Inc	3,209	215,163
American Superconductor Corp *	15,729	64,803
American Woodmark Corp	3,225	58,050
Ampco-Pittsburgh Corp	2,972	59,826
Apogee Enterprises Inc	10,139	131,300
Applied Industrial Technologies Inc	15,117	621,762
Argan Inc	2,953	47,366
Arkansas Best Corp	9,178	172,638

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

Astec Industries Inc *	7,053	$257,293
Astronics Corp *	3,633	127,010
AT Cross Co ‘A’ *	3,266	39,323
Atlas Air Worldwide Holdings Inc *	9,345	459,867
Avis Budget Group Inc *	37,372	528,814
AZZ Inc	4,486	231,657
Baltic Trading Ltd	6,210	25,772
Barnes Group Inc	19,422	510,993
Barrett Business Services Inc	2,695	53,442
Beacon Roofing Supply Inc *	16,315	420,274
Belden Inc	16,855	638,973
Blount International Inc *	17,234	287,463
Brady Corp ‘A’	16,909	547,006
Briggs & Stratton Corp	18,104	324,605
Broadwind Energy Inc *	48,331	22,720
Builders FirstSource Inc *	15,464	65,413
CAI International Inc *	4,311	78,374
Capstone Turbine Corp *	88,370	90,137
Cascade Corp	3,246	162,690
Casella Waste Systems Inc ‘A’ *	8,998	56,058
CBIZ Inc *	14,086	89,024
CDI Corp	4,461	79,986
Celadon Group Inc	7,117	110,669
Cenveo Inc *	19,388	65,531
Ceradyne Inc	8,803	286,626
Chart Industries Inc *	10,484	768,792
CIRCOR International Inc	6,140	204,278
CLARCOR Inc	17,989	883,080
Clean Harbors Inc *	16,745	1,127,441
Coleman Cable Inc *	3,086	29,996
Colfax Corp *	18,414	648,909
Columbus McKinnon Corp *	6,856	111,684
Comfort Systems USA Inc	13,708	149,554
Commercial Vehicle Group Inc *	10,366	126,569
Compx International Inc	349	4,855
Consolidated Graphics Inc *	3,048	137,922
CoStar Group Inc *	9,012	622,279
Courier Corp	3,626	42,062
Covenant Transportation Group Inc ‘A’ *	2,600	8,320
CRA International Inc *	3,852	97,147
Cubic Corp	5,571	263,397
Curtiss-Wright Corp	16,542	612,219
Deluxe Corp	18,280	428,118
DigitalGlobe Inc *	12,444	166,003
Dollar Thrifty Automotive Group Inc *	10,314	834,506
Douglas Dynamics Inc	6,611	90,901
Ducommun Inc *	3,610	42,959
DXP Enterprises Inc *	3,140	136,559
Dycom Industries Inc *	12,482	291,580
Dynamic Materials Corp	4,793	101,180
Eagle Bulk Shipping Inc *	23,697	45,972
EMCOR Group Inc	23,756	658,516
Encore Capital Group Inc *	5,835	131,579
Encore Wire Corp	6,565	195,177
Energy Recovery Inc *	15,464	35,567
EnergySolutions Inc *	28,682	140,542
EnerNOC Inc *	8,278	59,602
EnerSys *	16,979	588,322
Ennis Inc	9,326	147,537
EnPro Industries Inc *	7,414	304,715
ESCO Technologies Inc	9,541	350,823
Essex Rental Corp *	5,690	21,736
Esterline Technologies Corp *	10,862	776,199
Excel Maritime Carriers Ltd * (Liberia)	17,525	35,050
Exponent Inc *	4,780	231,926
Federal Signal Corp *	22,215	123,515
Flow International Corp *	16,839	67,693
Forward Air Corp	10,454	383,348
Franklin Covey Co *	4,553	42,844
Franklin Electric Co Inc	8,278	406,201
FreightCar America Inc	4,301	96,730
FTI Consulting Inc *	14,997	562,687
Fuel Tech Inc *	6,566	35,850
FuelCell Energy Inc *	52,969	83,161
Furmanite Corp *	13,301	85,392
G&K Services Inc ‘A’	6,704	229,277
Genco Shipping & Trading Ltd *	12,835	81,631
GenCorp Inc *	20,792	147,623
Generac Holdings Inc *	8,789	215,770
Genesee & Wyoming Inc ‘A’ *	14,185	774,217
GeoEye Inc *	7,927	190,803
Gibraltar Industries Inc *	10,978	166,317
Global Power Equipment Group Inc *	5,669	157,031
GP Strategies Corp *	5,296	92,680
Graham Corp	3,437	75,236
Granite Construction Inc	13,712	394,083
Great Lakes Dredge & Dock Co	21,222	153,223
Griffon Corp	17,237	184,436
H&E Equipment Services Inc *	10,213	193,230
Hawaiian Holdings Inc *	18,206	95,217
Healthcare Services Group Inc	23,690	503,886
Heartland Express Inc	17,880	258,545
HEICO Corp	14,886	767,969
Heidrick & Struggles International Inc	6,406	141,124
Heritage-Crystal Clean Inc *	1,635	32,618
Herman Miller Inc	20,345	467,121
Hexcel Corp *	34,957	839,318
Hill International Inc *	8,740	34,348
HNI Corp	15,908	441,447
Houston Wire & Cable Co	6,276	87,174
Hub Group Inc ‘A’ *	13,132	473,146
Hudson Highland Group Inc *	11,516	61,956
Hurco Cos Inc *	2,353	66,472
Huron Consulting Group Inc *	7,877	295,860
ICF International Inc *	6,930	175,814
II-VI Inc *	18,379	434,663
InnerWorkings Inc *	9,321	108,590
Insperity Inc	8,120	248,797
Insteel Industries Inc	6,229	75,682
Interface Inc ‘A’	18,858	263,069
Interline Brands Inc *	11,125	240,411
International Shipholding Corp	1,872	43,224
Intersections Inc	3,390	43,324
JetBlue Airways Corp *	87,870	429,684
John Bean Technologies Corp	10,128	164,074
Kadant Inc *	4,093	97,495
Kaman Corp	9,341	317,127
Kaydon Corp	11,583	295,482
Kelly Services Inc ‘A’	9,601	153,520
Kforce Inc *	10,575	157,568
Kimball International Inc ‘B’	10,940	75,595
Knight Transportation Inc	21,724	383,646
Knoll Inc	17,171	285,725
Korn/Ferry International *	16,602	278,084
Kratos Defense & Security Solutions Inc *	11,705	62,505
Lawson Products Inc	1,416	21,396
Layne Christensen Co *	7,104	158,064
LB Foster Co ‘A’	3,288	93,741
Lindsay Corp	4,450	294,902
LMI Aerospace Inc *	3,193	58,113
LSI Industries Inc	6,712	49,199
Lydall Inc *	6,047	61,619
Marten Transport Ltd	5,556	122,621
MasTec Inc *	20,166	364,803
McGrath RentCorp	8,749	280,930
Meritor Inc *	33,515	270,466
Met-Pro Corp	5,135	54,226
Metalico Inc *	13,844	59,114
Michael Baker Corp *	2,928	69,833
Miller Industries Inc	4,011	67,866

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Mine Safety Appliances Co	9,668	$397,161
Mistras Group Inc *	5,155	122,792
Mobile Mini Inc *	13,174	278,235
Moog Inc ‘A’ *	16,164	693,274
Mueller Industries Inc	13,484	612,848
Mueller Water Products Inc ‘A’	56,095	186,796
Multi-Color Corp	4,148	93,371
MYR Group Inc *	7,339	131,075
NACCO Industries Inc ‘A’	2,061	239,839
National Presto Industries Inc	1,731	131,314
Navigant Consulting Inc *	18,434	256,417
NCI Building Systems Inc *	7,047	81,111
NL Industries Inc	2,298	34,240
NN Inc *	5,727	46,732
Northwest Pipe Co *	3,274	69,540
Odyssey Marine Exploration Inc *	26,942	83,520
Old Dominion Freight Line Inc *	16,949	807,959
Omega Flex Inc *	937	11,900
On Assignment Inc *	13,121	229,224
Orbital Sciences Corp *	20,698	272,179
Orion Marine Group Inc *	9,516	68,801
Pacer International Inc *	12,407	78,412
Park-Ohio Holdings Corp *	3,114	62,436
Patriot Transportation Holding Inc *	2,211	51,494
Pendrell Corp *	53,212	138,883
Pike Electric Corp *	5,706	46,960
PMFG Inc *	7,318	109,843
Portfolio Recovery Associates Inc *	6,097	437,277
Powell Industries Inc *	3,170	108,573
PowerSecure International Inc *	6,377	38,645
Preformed Line Products Co	883	57,837
Primoris Services Corp	9,607	154,288
Proto Labs Inc *	1,763	60,101
Quad/Graphics Inc	9,039	125,642
Quality Distribution Inc *	5,596	77,113
Quanex Building Products Corp	13,387	236,013
RailAmerica Inc *	7,667	164,534
Raven Industries Inc	6,430	392,294
RBC Bearings Inc *	7,801	359,860
Republic Airways Holdings Inc *	17,085	84,400
Resources Connection Inc	15,606	219,264
Roadrunner Transportation Systems Inc *	3,185	55,260
Robbins & Myers Inc	14,073	732,500
Rollins Inc	22,673	482,481
RPX Corp *	3,617	61,344
RSC Holdings Inc *	24,109	544,622
Rush Enterprises Inc ‘A’ *	11,647	247,149
Saia Inc *	5,709	97,110
Satcon Technology Corp *	33,212	11,956
Sauer-Danfoss Inc	4,069	191,243
Schawk Inc	4,099	51,278
Seaboard Corp *	111	216,561
SeaCube Container Leasing Ltd (Bermuda)	4,084	70,245
Simpson Manufacturing Co Inc	14,834	478,397
SkyWest Inc	18,723	206,889
Spirit Airlines Inc *	5,525	110,887
Standard Parking Corp *	5,639	115,600
Standex International Corp	4,433	182,595
Steelcase Inc ‘A’	28,138	270,125
Sterling Construction Co Inc *	5,791	56,462
Sun Hydraulics Corp	7,114	186,102
Swift Transportation Co *	28,403	327,771
Swisher Hygiene Inc *	31,196	76,742
SYKES Enterprises Inc *	14,212	224,550
TAL International Group Inc	7,892	289,715
Taser International Inc *	19,763	85,771
Team Inc *	6,891	213,276
Tecumseh Products Co ‘A’ *	6,935	27,879
Teledyne Technologies Inc *	13,102	826,081
Tennant Co	6,794	298,936
Tetra Tech Inc *	22,201	585,218
Textainer Group Holdings Ltd (Bermuda)	4,096	138,854
The Advisory Board Co *	5,940	526,403
The Brink’s Co	16,595	396,123
The Corporate Executive Board Co	12,299	528,980
The Dolan Co *	10,916	99,445
The Geo Group Inc *	21,725	412,992
The Gorman-Rupp Co	5,374	156,813
The Greenbrier Cos Inc *	6,970	137,936
The Keyw Holding Corp *	6,794	52,654
The Middleby Corp *	6,679	675,781
Thermon Group Holdings Inc *	3,585	73,313
Titan International Inc	14,970	354,041
Titan Machinery Inc *	5,595	157,779
TMS International Corp ‘A’ *	4,756	57,548
TRC Cos Inc *	6,415	39,196
Trex Co Inc *	5,632	180,675
TriMas Corp *	9,223	206,503
Triumph Group Inc	13,424	841,148
TrueBlue Inc *	14,206	254,003
Tutor Perini Corp *	11,293	175,945
Twin Disc Inc	3,051	79,601
Ultrapetrol Bahamas Ltd * (Bahamas)	8,362	16,724
UniFirst Corp	5,020	308,981
United Rentals Inc *	22,278	955,503
United Stationers Inc	15,169	470,694
UniTek Global Services Inc *	3,684	12,415
Universal Forest Products Inc	6,917	238,498
Universal Truckload Services Inc	1,943	29,262
US Airways Group Inc *	57,697	437,920
US Ecology Inc	6,598	143,441
USG Corp *	25,601	440,337
Valence Technology Inc *	25,090	20,280
Viad Corp	7,359	142,985
Vicor Corp	6,867	54,936
VSE Corp	1,546	38,356
Wabash National Corp *	24,301	251,515
Watsco Inc	10,056	744,546
Watts Water Technologies Inc ‘A’	10,708	436,351
Werner Enterprises Inc	15,693	390,128
Wesco Aircraft Holdings Inc *	7,412	120,074
Woodward Inc	21,907	938,277
Xerium Technologies Inc *	4,216	27,193
Zipcar Inc *	3,853	57,063

		68,748,934

Information Technology - 16.4%

3D Systems Corp *	14,845	349,451
Accelrys Inc *	19,884	158,674
ACI Worldwide Inc *	13,927	560,840
Actuate Corp *	13,675	85,879
Acxiom Corp *	28,831	423,239
ADTRAN Inc	23,035	718,462
Advanced Energy Industries Inc *	14,146	185,596
Advent Software Inc *	11,644	298,086
Aeroflex Holding Corp *	7,102	79,116
Agilysys Inc *	6,086	54,713
Alpha & Omega Semiconductor Ltd * (Bermuda)	5,181	49,841
American Software Inc ‘A’	8,120	69,670
Amkor Technology Inc *	31,689	194,729
Amtech Systems Inc *	3,623	30,180
ANADIGICS Inc *	23,517	55,735
Anaren Inc *	5,411	99,292
Ancestry.com Inc *	11,199	254,665
Angie’s List Inc *	3,790	71,593
Anixter International Inc *	10,335	749,598
Applied Micro Circuits Corp *	22,992	159,565
ARRIS Group Inc *	40,902	462,193
Aruba Networks Inc *	31,987	712,670

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

Aspen Technology Inc *	30,150	$618,980
ATMI Inc *	11,359	264,665
AVG Technologies NV * (Netherlands)	2,853	42,652
Aviat Networks Inc *	22,910	64,606
Avid Technology Inc *	10,636	116,996
Axcelis Technologies Inc *	36,723	63,164
AXT Inc *	11,136	70,714
Badger Meter Inc	5,315	180,657
Bankrate Inc *	8,191	202,727
Bazaarvoice Inc *	3,888	77,255
Bel Fuse Inc ‘B’	3,749	66,245
Benchmark Electronics Inc *	21,787	359,268
Black Box Corp	6,495	165,687
Blackbaud Inc	15,852	526,762
Bottomline Technologies Inc *	12,776	356,961
Brightcove Inc *	2,049	50,815
Brightpoint Inc *	24,397	196,396
BroadSoft Inc *	8,113	310,322
Brooks Automation Inc	23,392	288,423
Cabot Microelectronics Corp	8,342	324,337
CACI International Inc ‘A’ *	9,405	585,837
Calix Inc *	13,546	115,547
Callidus Software Inc *	10,448	81,599
Carbonite Inc *	2,818	31,026
Cardtronics Inc *	15,341	402,701
Cass Information Systems Inc	3,361	134,272
Cavium Inc *	17,247	533,622
Ceva Inc *	8,311	188,743
Checkpoint Systems Inc *	14,475	163,278
CIBER Inc *	22,746	96,443
Cirrus Logic Inc *	23,604	561,775
Cognex Corp	14,754	624,979
Coherent Inc *	8,386	489,155
Cohu Inc	8,643	98,271
Communications Systems Inc	2,292	30,094
CommVault Systems Inc *	15,705	779,596
Computer Task Group Inc *	5,436	83,280
comScore Inc *	11,427	244,424
Comtech Telecommunications Corp	6,748	219,850
Concur Technologies Inc *	15,912	913,031
Constant Contact Inc *	10,572	314,940
Convergys Corp *	37,418	499,530
Convio Inc *	4,401	68,084
Cornerstone OnDemand Inc *	4,260	93,038
Cray Inc *	12,963	94,889
CSG Systems International Inc *	12,194	184,617
CTS Corp	12,397	130,416
Cymer Inc *	10,853	542,650
Daktronics Inc	12,417	110,387
DDi Corp	5,291	64,550
DealerTrack Holdings Inc *	14,627	442,613
Deltek Inc *	7,845	83,628
Demand Media Inc *	2,954	21,417
Dialogic Inc *	5,243	4,562
Dice Holdings Inc *	17,145	159,963
Digi International Inc *	9,116	100,185
Digimarc Corp *	2,174	60,742
Digital River Inc *	13,254	247,982
Diodes Inc *	12,517	290,144
Dot Hill Systems Corp *	20,461	30,896
DSP Group Inc *	8,920	59,407
DTS Inc *	6,141	185,581
Dynamics Research Corp *	3,053	29,431
Earthlink Inc	39,638	316,708
Ebix Inc	10,370	240,169
Echelon Corp *	12,330	54,622
Echo Global Logistics Inc *	4,012	64,593
Electro Rent Corp	6,718	123,678
Electro Scientific Industries Inc	8,134	122,091
Electronics for Imaging Inc *	16,783	278,934
Ellie Mae Inc *	2,779	31,014
eMagin Corp *	6,463	21,005
Emcore Corp *	8,338	39,772
Emulex Corp *	31,443	326,378
Entegris Inc *	47,796	446,415
Entropic Communications Inc *	30,245	176,328
Envestnet Inc *	6,720	84,134
EPAM Systems Inc *	1,310	26,881
EPIQ Systems Inc	11,399	137,928
ePlus Inc *	1,192	38,108
Euronet Worldwide Inc *	18,190	379,989
Exar Corp *	13,021	109,376
ExlService Holdings Inc *	5,889	161,594
Extreme Networks Inc *	33,152	126,972
Fabrinet * (Cayman)	7,362	130,381
Fair Isaac Corp	12,711	558,013
FalconStor Software Inc *	10,983	41,076
FARO Technologies Inc *	5,806	338,664
FEI Co *	13,783	676,883
Finisar Corp *	31,941	643,611
FormFactor Inc *	18,026	100,585
Forrester Research Inc	5,212	168,869
FriendFinder Networks Inc *	1,799	2,447
FSI International Inc *	14,273	69,795
Gerber Scientific Inc Escrow Shares * + Δ	9,525	95
Global Cash Access Holdings Inc *	22,379	174,556
Globecomm Systems Inc *	8,135	117,795
Glu Mobile Inc *	16,701	81,000
GSI Group Inc * (Canada)	9,262	111,700
GSI Technology Inc *	7,735	32,796
GT Advanced Technologies Inc *	42,041	347,679
Guidance Software Inc *	4,714	52,090
Guidewire Software Inc *	3,154	97,080
Harmonic Inc *	40,590	222,027
Heartland Payment Systems Inc	13,723	395,771
Higher One Holdings Inc *	10,885	162,731
Hittite Microwave Corp *	11,153	605,719
Identive Group Inc *	14,507	30,320
iGate Corp *	10,974	183,924
Imation Corp *	11,250	69,638
Immersion Corp *	9,954	54,349
Imperva Inc *	2,050	80,258
Infinera Corp *	37,104	301,285
InfoSpace Inc *	14,060	180,109
Inphi Corp *	7,790	110,462
Insight Enterprises Inc *	15,531	340,595
Integrated Device Technology Inc *	52,553	375,754
Integrated Silicon Solution Inc *	9,590	107,024
Interactive Intelligence Group Inc *	5,184	158,164
InterDigital Inc	16,172	563,756
Intermec Inc *	21,449	165,801
Intermolecular Inc *	3,598	22,344
Internap Network Services Corp *	18,738	137,537
Intevac Inc *	8,020	68,170
IntraLinks Holdings Inc *	11,248	59,502
InvenSense Inc *	3,728	67,477
Ixia *	14,013	175,022
IXYS Corp *	8,668	114,418
j2 Global Inc	16,410	470,639
Jack Henry & Associates Inc	30,797	1,050,794
JDA Software Group Inc *	15,065	413,986
Jive Software Inc *	5,509	149,624
Kemet Corp *	16,048	150,209
Kenexa Corp *	9,507	296,999
Keynote Systems Inc	5,303	104,787
KIT Digital Inc *	13,995	100,764
Kopin Corp *	24,533	99,849
Kulicke & Soffa Industries Inc *	25,557	317,674
KVH Industries Inc *	5,190	54,495
Lattice Semiconductor Corp *	42,396	272,606

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

LeCroy Corp *	6,123	$63,618
Limelight Networks Inc *	22,141	72,844
Lionbridge Technologies Inc *	21,560	62,093
Liquidity Services Inc *	6,774	303,475
Littelfuse Inc	7,659	480,219
LivePerson Inc *	18,934	317,523
LogMeIn Inc *	7,347	258,835
LoopNet Inc *	5,935	111,459
Loral Space & Communications Inc *	3,873	308,291
LTX-Credence Corp *	17,843	128,291
Manhattan Associates Inc *	7,264	345,258
ManTech International Corp ‘A’	8,368	288,361
Marchex Inc ‘B’	7,836	34,949
MAXIMUS Inc	12,388	503,820
MaxLinear Inc ‘A’ *	5,691	31,699
Maxwell Technologies Inc *	10,034	183,923
Measurement Specialties Inc *	5,309	178,913
Mentor Graphics Corp *	34,252	508,985
Mercury Computer Systems Inc *	10,954	145,141
Meru Networks Inc *	4,004	16,216
Methode Electronics Inc	13,340	123,795
Micrel Inc	18,004	184,721
Microsemi Corp *	30,737	659,001
MicroStrategy Inc ‘A’ *	2,846	398,440
Microvision Inc *	5,006	13,666
Mindspeed Technologies Inc *	11,753	74,867
MIPS Technologies Inc *	18,933	102,996
MKS Instruments Inc	18,583	548,756
ModusLink Global Solutions Inc *	15,459	83,479
MoneyGram International Inc *	3,681	66,258
Monolithic Power Systems Inc *	10,588	208,266
Monotype Imaging Holdings Inc *	12,714	189,439
MoSys Inc *	11,253	44,674
Motricity Inc *	13,861	15,247
Move Inc *	14,261	138,474
MTS Systems Corp	5,585	296,508
Multi-Fineline Electronix Inc *	3,188	87,511
Nanometrics Inc *	7,254	134,272
NCI Inc ‘A’ *	2,570	16,422
NeoPhotonics Corp *	3,108	14,701
NETGEAR Inc *	13,020	497,364
NetScout Systems Inc *	13,384	272,231
NetSuite Inc *	10,200	512,958
Newport Corp *	13,225	234,347
NIC Inc	22,643	274,660
Novatel Wireless Inc *	12,150	40,703
Numerex Corp ‘A’ *	3,757	36,743
NVE Corp *	1,722	91,266
Oclaro Inc *	17,672	69,628
OCZ Technology Group Inc *	23,382	163,206
OmniVision Technologies Inc *	18,611	372,220
OpenTable Inc *	8,368	338,653
Openwave Systems Inc *	29,768	67,573
Oplink Communications Inc *	7,047	120,504
Opnet Technologies Inc	5,085	147,465
Opnext Inc *	16,401	25,422
OSI Systems Inc *	6,774	415,246
Parametric Technology Corp *	42,445	1,185,913
Park Electrochemical Corp	7,359	222,463
PC Connection Inc	3,251	26,723
PDF Solutions Inc *	8,224	69,328
Pegasystems Inc	5,929	226,251
Perficient Inc *	8,644	103,814
Pericom Semiconductor Corp *	8,851	71,605
Photronics Inc *	21,333	141,864
Plantronics Inc	15,479	623,185
Plexus Corp *	12,613	441,329
PLX Technology Inc *	16,857	67,765
Power Integrations Inc	10,244	380,257
Power-One Inc *	24,784	112,767
Powerwave Technologies Inc *	11,284	23,132
PRGX Global Inc *	7,056	44,382
Procera Networks Inc *	5,098	113,991
Progress Software Corp *	22,061	521,081
PROS Holdings Inc *	7,774	145,374
Pulse Electronics Corp	14,123	35,449
QAD Inc ‘A’ *	2,213	28,990
QLIK Technologies Inc *	25,093	802,976
Quantum Corp *	80,049	209,728
Quepasa Corp *	2,608	11,580
Quest Software Inc *	20,178	469,542
QuinStreet Inc *	9,845	103,274
RadiSys Corp *	6,585	48,729
Rambus Inc *	35,387	228,246
RealD Inc *	14,660	197,910
RealNetworks Inc	7,413	73,685
RealPage Inc *	10,946	209,835
Responsys Inc *	3,547	42,458
RF Micro Devices Inc *	98,337	489,718
Richardson Electronics Ltd	4,917	58,906
Rimage Corp	3,641	36,446
Rofin-Sinar Technologies Inc *	10,204	269,080
Rogers Corp *	5,701	220,914
Rosetta Stone Inc *	4,169	43,024
Rubicon Technology Inc *	6,164	64,291
Rudolph Technologies Inc *	11,367	126,287
Saba Software Inc *	10,703	104,996
Sanmina-SCI Corp *	28,853	330,367
Sapient Corp	38,902	484,330
ScanSource Inc *	9,562	356,854
SciQuest Inc *	4,602	70,135
SeaChange International Inc *	9,270	72,121
Semtech Corp *	23,227	661,040
ServiceSource International Inc *	3,805	58,901
ShoreTel Inc *	16,980	96,446
Sigma Designs Inc *	11,072	57,353
Silicon Graphics International Corp *	11,296	109,345
Silicon Image Inc *	28,607	168,209
Smith Micro Software Inc *	13,472	31,390
SolarWinds Inc *	20,316	785,213
Sonus Networks Inc *	75,635	219,342
Sourcefire Inc *	10,126	487,364
Spansion Inc ‘A’ *	18,133	220,860
SPS Commerce Inc *	3,034	81,554
SRS Labs Inc *	4,677	32,505
SS&C Technologies Holdings Inc *	9,028	210,623
Stamps.com Inc *	4,298	119,828
Standard Microsystems Corp *	8,199	212,108
STEC Inc *	13,310	125,646
STR Holdings Inc *	10,919	52,848
Stratasys Inc *	7,579	276,785
Stream Global Services Inc *	2,503	8,235
Super Micro Computer Inc *	10,119	176,678
Supertex Inc *	3,825	69,118
support.com Inc *	16,564	52,177
Sycamore Networks Inc *	7,091	125,794
Symmetricom Inc *	15,566	89,816
Synaptics Inc *	11,444	417,820
Synchronoss Technologies Inc *	9,373	299,186
SYNNEX Corp *	9,029	344,366
Syntel Inc	5,442	304,752
Take-Two Interactive Software Inc *	26,190	402,933
Taleo Corp ‘A’ *	14,631	672,002
Tangoe Inc *	3,748	70,500
TechTarget Inc *	4,977	34,491
TeleCommunication Systems Inc ‘A’ *	17,590	48,900
TeleNav Inc *	6,262	43,959
TeleTech Holdings Inc *	8,905	143,371
Tessera Technologies Inc *	18,408	317,538
The Active Network Inc *	4,268	71,830

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
The Hackett Group Inc *	10,944	$65,336
The Ultimate Software Group Inc *	9,215	675,275
THQ Inc *	25,707	14,396
TiVo Inc *	42,437	508,820
TNS Inc *	9,013	195,853
Travelzoo Inc *	1,918	44,114
TriQuint Semiconductor Inc *	58,386	402,572
TTM Technologies Inc *	18,368	211,048
Tyler Technologies Inc *	10,586	406,608
Ubiquiti Networks Inc *	3,142	99,381
Ultra Clean Holdings Inc *	7,930	59,792
Ultratech Inc *	9,013	261,197
Unisys Corp *	15,280	301,322
United Online Inc	32,054	156,744
Universal Display Corp *	13,712	500,899
ValueClick Inc *	28,055	553,806
VASCO Data Security International Inc *	9,586	103,433
Veeco Instruments Inc *	14,489	414,385
Verint Systems Inc *	7,558	244,804
ViaSat Inc *	12,906	622,198
Viasystems Group Inc *	978	18,562
VirnetX Holding Corp *	14,485	346,626
Virtusa Corp *	5,405	93,344
Vishay Precision Group Inc *	4,548	67,447
Vocus Inc *	6,420	85,065
Volterra Semiconductor Corp *	8,825	303,712
Wave Systems Corp ‘A’ *	29,386	54,658
Web.com Group Inc *	10,470	151,082
Websense Inc *	13,384	282,269
Westell Technologies Inc ‘A’ *	19,686	45,868
Wright Express Corp *	13,770	891,332
X-Rite Inc *	9,090	41,269
XO Group Inc *	9,995	93,853
Xyratex Ltd (Bermuda)	9,976	158,718
Zillow Inc *	1,398	49,755
Zix Corp *	23,502	68,391
Zygo Corp *	5,627	110,120

		73,196,551

Materials - 4.5%

A. Schulman Inc	11,108	300,138
A.M. Castle & Co *	5,815	73,560
AEP Industries Inc *	1,619	56,357
AMCOL International Corp	8,760	258,332
American Vanguard Corp	8,103	175,754
Balchem Corp	10,252	310,123
Boise Inc	30,748	252,441
Buckeye Technologies Inc	14,240	483,733
Calgon Carbon Corp *	20,077	313,402
Century Aluminum Co *	18,719	166,225
Chase Corp	2,438	38,398
Chemtura Corp *	34,262	581,769
Clearwater Paper Corp *	8,154	270,794
Coeur d’Alene Mines Corp *	31,911	757,567
Deltic Timber Corp	3,894	246,451
Eagle Materials Inc	15,834	550,231
Ferro Corp *	31,357	186,261
Flotek Industries Inc *	17,745	213,295
FutureFuel Corp	6,667	73,204
General Moly Inc *	24,042	80,541
Georgia Gulf Corp *	12,056	420,513
Globe Specialty Metals Inc	22,368	332,612
Gold Resource Corp	10,221	248,473
Golden Minerals Co *	9,839	82,943
Golden Star Resources Ltd (XASE) * (Canada)	90,932	169,134
Graphic Packaging Holding Co *	56,783	313,442
GSE Holding Inc *	2,869	37,670
H.B. Fuller Co	17,587	577,381
Handy & Harman Ltd *	2,054	29,660
Hawkins Inc	3,083	114,688
Haynes International Inc	4,396	278,487
Headwaters Inc *	21,231	88,746
Hecla Mining Co	99,484	459,616
Horsehead Holding Corp *	15,769	179,609
Innophos Holdings Inc	7,731	387,478
Innospec Inc *	8,385	254,736
Jaguar Mining Inc * (Canada)	29,583	138,153
Kaiser Aluminum Corp	5,740	271,272
KapStone Paper and Packaging Corp *	13,803	271,919
KMG Chemicals Inc	2,587	46,695
Koppers Holdings Inc	7,412	285,807
Kraton Performance Polymers Inc *	11,312	300,560
Landec Corp *	9,198	60,063
Louisiana-Pacific Corp *	47,035	439,777
LSB Industries Inc *	6,562	255,393
Materion Corp *	7,205	207,000
McEwen Mining Inc *	38,186	169,546
Metals USA Holdings Corp *	3,993	57,539
Midway Gold Corp * (Canada)	31,679	45,301
Minerals Technologies Inc	6,492	424,642
Myers Industries Inc	10,757	158,666
Neenah Paper Inc	5,383	160,090
NewMarket Corp	3,221	603,615
Noranda Aluminium Holding Corp	8,003	79,790
Olin Corp	28,437	618,505
Olympic Steel Inc	3,229	77,496
OM Group Inc *	10,992	302,390
OMNOVA Solutions Inc *	16,163	109,100
Paramount Gold and Silver Corp *	42,044	95,019
PH Glatfelter Co	15,508	244,716
PolyOne Corp	33,201	478,094
Quaker Chemical Corp	4,559	179,853
Revett Minerals Inc * (Canada)	8,772	36,667
RTI International Metals Inc *	10,830	249,740
Schweitzer-Mauduit International Inc	5,742	396,543
Senomyx Inc *	13,481	36,938
Sensient Technologies Corp	17,835	677,730
Spartech Corp *	10,656	52,001
Stepan Co	2,909	255,410
Stillwater Mining Co *	41,043	518,784
SunCoke Energy Inc *	25,045	355,889
Texas Industries Inc	8,079	282,846
Thompson Creek Metals Co Inc * (Canada)	54,182	366,270
TPC Group Inc *	4,797	212,075
Tredegar Corp	8,394	164,438
U.S. Energy Corp *	9,445	29,846
U.S. Silica Holdings Inc *	4,193	87,801
United States Lime & Minerals Inc *	919	55,039
Universal Stainless & Alloy Products Inc *	2,548	108,851
Verso Paper Corp *	5,094	9,577
Vista Gold Corp * (Canada)	25,443	79,891
Wausau Paper Corp	17,753	166,523
Worthington Industries Inc	19,126	366,837
Zep Inc	7,920	114,048
Zoltek Cos Inc *	9,966	112,815

		20,181,324

Telecommunication Services - 0.8%

8x8 Inc *	22,230	93,366
AboveNet Inc *	8,278	685,418
Alaska Communications Systems Group Inc	17,194	52,958
Atlantic Tele-Network Inc	3,374	122,679
Boingo Wireless Inc *	2,099	25,398
Cbeyond Inc *	9,992	79,936
Cincinnati Bell Inc *	70,460	283,249
Cogent Communications Group Inc *	16,300	311,004
Consolidated Communications Holdings Inc	9,296	182,480
Fairpoint Communications Inc *	8,116	30,516
General Communication Inc ‘A’ *	13,011	113,456

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Globalstar Inc *	38,898	$27,229
HickoryTech Corp	4,615	47,719
IDT Corp ‘B’	5,287	49,381
inContact Inc *	11,250	62,775
Iridium Communications Inc *	15,708	137,602
Leap Wireless International Inc *	22,063	192,610
Lumos Networks Corp	5,343	57,491
Neutral Tandem Inc *	11,222	136,796
nTelos Holdings Corp	5,419	112,173
ORBCOMM Inc *	11,995	46,181
Premiere Global Services Inc *	18,943	171,245
Shenandoah Telecommunications Co	8,399	93,649
SureWest Communications	5,072	114,374
Towerstream Corp *	15,527	73,753
USA Mobility Inc	7,908	110,158
Vonage Holdings Corp *	50,507	111,620

		3,525,216

Utilities - 3.2%

ALLETE Inc	12,020	498,710
American States Water Co	6,801	245,788
Artesian Resources Corp ‘A’	2,423	45,528
Atlantic Power Corp * (Canada)	40,789	564,520
Avista Corp	20,609	527,178
Black Hills Corp	15,713	526,857
Cadiz Inc *	4,227	38,888
California Water Service Group	15,069	274,407
Central Vermont Public Service Corp	4,826	169,875
CH Energy Group Inc	5,601	373,755
Chesapeake Utilities Corp	3,474	142,851
Cleco Corp	21,829	865,520
Connecticut Water Service Inc	3,077	87,048
Consolidated Water Co Ltd (Cayman)	5,129	40,570
Dynegy Inc *	38,416	21,513
El Paso Electric Co	15,016	487,870
Genie Energy Ltd ‘B’	5,287	51,125
IDACORP Inc	17,725	728,852
MGE Energy Inc	8,346	370,479
Middlesex Water Co	5,584	105,482
New Jersey Resources Corp	14,838	661,330
Northwest Natural Gas Co	9,570	434,478
NorthWestern Corp	12,959	459,526
Ormat Technologies Inc	6,421	129,383
Otter Tail Corp	13,023	282,599
Piedmont Natural Gas Co Inc	25,757	800,270
PNM Resources Inc	28,408	519,867
Portland General Electric Co	26,970	673,711
SJW Corp	5,037	121,493
South Jersey Industries Inc	10,731	536,979
Southwest Gas Corp	16,388	700,423
The Empire District Electric Co	14,980	304,843
The Laclede Group Inc	8,115	316,647
UIL Holdings Corp	18,107	629,399
Unisource Energy Corp	13,124	479,945
Unitil Corp	3,992	107,105
WGL Holdings Inc	18,387	748,351
York Water Co	4,514	78,092

		14,151,257

Total Common Stocks
(Cost $410,935,061)		437,779,340

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $3,947,119; collateralized by Fannie Mae: 0.550% due 10/18/13 and value $4,029,886)	$3,947,115	3,947,115

Total Short-Term Investment
(Cost $3,947,115)		3,947,115

TOTAL INVESTMENTS - 99.0%
(Cost $414,882,176)		441,726,455

OTHER ASSETS & LIABILITIES, NET - 1.0%		4,492,339

NET ASSETS - 100.0%		$446,218,794

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a total aggregate value of $95 or less than 0.1% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee and then subsequently approved by the Board.

(c)	As of March 31, 2012, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of March 31, 2012, $422,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of March 31, 2012 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 Mini (06/12)	101	$8,164,559	$195,211

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$60,046,773	$60,046,773	$-	$-
	Consumer Staples	15,318,017	15,318,017	-	-
	Energy	28,413,021	28,413,021	-	-
	Financials	98,732,132	98,732,132	-	-
	Health Care	55,466,115	55,466,115	-	-
	Industrials	68,748,934	68,748,934	-	-
	Information Technology	73,196,551	73,196,456	-	95
	Materials	20,181,324	20,181,324	-	-
	Telecommunication Services	3,525,216	3,525,216	-	-
	Utilities	14,151,257	14,151,257	-	-

		437,779,340	437,779,245	-	95
	Short-Term Investment	3,947,115	-	3,947,115	-
	Derivatives:
	Equity Contracts
	Futures	195,211	195,211	-	-

	Total	$441,921,666	$437,974,456	$3,947,115	$95

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) for the period ended March 31, 2012:

Common
Stocks
Value, Beginning of Period	$95
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Transfers In	-
Transfers Out	-

Value, End of Period	$95

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

Additional required information about certain Level 3 fair value measurements of the portfolio as of March 31, 2012 were as follows:

	Value at	Valuation	Unobservable	Range
	3/31/2012	Technique	Input	(Weighted Average)
Common Stocks	$95	Value determined by a Board Approved Valuation Committee (See Note 1C in Supplemental Notes to Schedules of Investments)	Difference between last traded price and merger transaction value	NA (one security)

Significant increases (decreases) in any of the unobservable inputs could result in a significantly higher (lower) fair value measurement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%

Consumer Discretionary - 8.7%

Aaron’s Inc	180,500	$4,674,950
Bob Evans Farms Inc	63,400	2,391,448
Cinemark Holdings Inc	270,300	5,933,085
Group 1 Automotive Inc	97,056	5,451,636
Hillenbrand Inc	101,000	2,317,950
International Speedway Corp ‘A’	101,100	2,805,525
Meredith Corp	186,100	6,040,806
Sturm Ruger & Co Inc	62,100	3,049,110
The Buckle Inc	136,400	6,533,560
Wolverine World Wide Inc	146,900	5,461,742

		44,659,812

Consumer Staples - 7.4%

Cal-Maine Foods Inc	87,500	3,347,750
Casey’s General Stores Inc	123,075	6,825,739
Cia Cervecerias Unidas SA ADR (Chile)	34,500	2,714,805
Corn Products International Inc	120,700	6,958,355
Embotelladora Andina SA ‘B’ ADR (Chile)	65,100	2,189,313
Fresh Del Monte Produce Inc (Cayman)	64,300	1,468,612
Ruddick Corp	114,500	4,591,450
The Andersons Inc	79,700	3,880,593
Universal Corp	115,300	5,372,980
Weis Markets Inc	22,100	963,560

		38,313,157

Energy - 16.3%

Alliance Resource Partners LP	39,637	2,382,184
Berry Petroleum Co ‘A’	147,100	6,932,823
Bristow Group Inc	113,000	5,393,490
Buckeye Partners LP	76,200	4,661,916
Cimarex Energy Co	73,400	5,539,498
CVR Energy Inc *	176,800	4,729,400
Energen Corp	106,000	5,209,900
EXCO Resources Inc	46,700	309,621
HollyFrontier Corp	199,400	6,410,710
Knightsbridge Tankers Ltd (Bermuda)	28,900	415,582
Linn Energy LLC	108,400	4,135,460
Magellan Midstream Partners LP	79,700	5,765,498
Patterson-UTI Energy Inc	250,200	4,325,958
Pioneer Southwest Energy Partners LP	53,306	1,424,336
Ship Finance International Ltd (Bermuda)	120,000	1,836,000
Sunoco Logistics Partners LP	109,500	4,140,195
TC Pipelines LP	39,300	1,766,928
Tidewater Inc	110,200	5,953,004
TransMontaigne Partners LP	31,837	1,106,654
W&T Offshore Inc	227,300	4,791,484
World Fuel Services Corp	167,800	6,879,800

		84,110,441

Financials - 14.4%

Advance America Cash Advance Centers Inc	229,300	2,405,357
American Equity Investment Life Holding Co	129,300	1,651,161
American Financial Group Inc	158,800	6,126,504
AmTrust Financial Services Inc	11,400	306,432
Bank of Hawaii Corp	112,600	5,444,210
Cash America International Inc	115,900	5,555,087
CreXus Investment Corp REIT	66,800	690,712
Cullen/Frost Bankers Inc	88,600	5,155,634
Delphi Financial Group Inc ‘A’	104,000	4,656,080
Franklin Street Properties Corp REIT	209,700	2,222,820
Healthcare Realty Trust Inc REIT	171,100	3,764,200
Infinity Property & Casualty Corp	7,857	411,157
Montpelier Re Holdings Ltd (Bermuda)	58,300	1,126,356
Old National Bancorp	112,000	1,471,680
Omega Healthcare Investors Inc REIT	246,900	5,249,094
Prosperity Bancshares Inc	109,300	5,005,940
PS Business Parks Inc REIT	51,900	3,401,526
Raymond James Financial Inc	151,300	5,526,989
RLI Corp	49,800	3,567,672
Sovran Self Storage Inc REIT	61,600	3,069,528
Susquehanna Bancshares Inc	227,800	2,250,664
Trustmark Corp	206,400	5,155,872

		74,214,675

Health Care - 6.9%

Invacare Corp	107,862	1,787,273
Owens & Minor Inc	164,000	4,987,240
PerkinElmer Inc	213,300	5,899,878
STERIS Corp	159,800	5,052,876
Teleflex Inc	91,400	5,589,110
The Cooper Cos Inc	78,354	6,402,305
The Ensign Group Inc	54,321	1,475,359
West Pharmaceutical Services Inc	102,400	4,355,072

		35,549,113

Industrials - 14.8%

Alliant Techsystems Inc	88,700	4,445,644
Applied Industrial Technologies Inc	40,100	1,649,313
Barnes Group Inc	154,400	4,062,264
Belden Inc	134,000	5,079,940
Cascade Corp	27,585	1,382,560
Crane Co	117,850	5,715,725
Cubic Corp	39,500	1,867,560
Curtiss-Wright Corp	138,200	5,114,782
Elbit Systems Ltd (Israel)	24,700	950,950
Ennis Inc	93,500	1,479,170
Great Lakes Dredge & Dock Co	165,400	1,194,188
ITT Corp	225,604	5,175,356
KBR Inc	166,500	5,919,075
Kennametal Inc	136,200	6,064,986
Standex International Corp	21,559	888,015
The Brink’s Co	163,300	3,897,971
Titan International Inc	148,700	3,516,755
Triumph Group Inc	120,739	7,565,506
Twin Disc Inc	32,800	855,752
UniFirst Corp	33,648	2,071,034
Valmont Industries Inc	65,000	7,631,650

		76,528,196

Information Technology - 3.5%

AVX Corp	108,800	1,442,688
Brooks Automation Inc	122,359	1,508,686
Diebold Inc	152,600	5,878,152
j2 Global Inc	77,800	2,231,304
Jabil Circuit Inc	244,000	6,129,280
Micrel Inc	87,300	895,698

		18,085,808

Materials - 17.4%

A. Schulman Inc	81,900	2,212,938
AMCOL International Corp	48,996	1,444,892
Bemis Co Inc	183,100	5,912,299
Buckeye Technologies Inc	23,060	783,348
Cabot Corp	147,800	6,308,104
Compass Minerals International Inc	74,400	5,337,456
Gold Resource Corp	180,900	4,397,679
HudBay Minerals Inc (Canada)	465,372	5,104,185
IAMGOLD Corp (NYSE) (Canada)	314,200	4,175,718
Innophos Holdings Inc	73,700	3,693,844
International Flavors & Fragrances Inc	77,200	4,523,920
Methanex Corp (NASDAQ) (Canada)	154,676	5,016,143
Neenah Paper Inc	53,760	1,598,822
NewMarket Corp	23,147	4,337,748
Quaker Chemical Corp	41,900	1,652,955
Rock-Tenn Co ‘A’	92,100	6,222,276
Royal Gold Inc	91,734	5,982,892

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Sensient Technologies Corp	134,200	$5,099,600
Sonoco Products Co	171,850	5,705,420
Steel Dynamics Inc	189,400	2,753,876
Stepan Co	17,186	1,508,931
The Scotts Miracle-Gro Co ‘A’	107,600	5,827,616

		89,600,662

Telecommunication Services - 0.2%

Cellcom Israel Ltd (Israel)	82,700	1,024,653

Utilities - 7.4%

AGL Resources Inc	113,000	4,431,860
Atmos Energy Corp	142,000	4,467,320
Avista Corp	122,400	3,130,992
Great Plains Energy Inc	124,700	2,527,669
OGE Energy Corp	99,800	5,339,300
Portland General Electric Co	137,400	3,432,252
Southwest Gas Corp	60,000	2,564,400
Suburban Propane Partners LP	56,500	2,429,500
UGI Corp	185,700	5,060,325
Westar Energy Inc	174,200	4,865,406

		38,249,024

Total Common Stocks
(Cost $372,805,879)		500,335,541

CLOSED-END MUTUAL FUND - 0.8%

Central Fund of Canada Ltd ‘A’ (Canada)	202,300	4,438,462

Total Closed-End Mutual Fund
(Cost $2,457,563)		4,438,462

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $10,758,323; collateralized by Federal Home Loan Bank: 0.210% due 08/20/13 and value $3,680,590; and U.S. Treasury Notes: 0.125% due 09/30/13 and value $7,296,713)	$10,758,314	10,758,314

Total Short-Term Investment
(Cost $10,758,314)		10,758,314

TOTAL INVESTMENTS - 99.9%
(Cost $386,021,756)		515,532,317

OTHER ASSETS & LIABILITIES, NET - 0.1%		298,078

NET ASSETS - 100.0%		$515,830,395

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$500,335,541	$500,335,541	$-	$-
	Closed-End Mutual Fund	4,438,462	4,438,462	-	-
	Short-Term Investment	10,758,314	-	10,758,314	-

	Total	$515,532,317	$504,774,003	$10,758,314	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
WARRANTS - 0.2%

Health Care - 0.2%

Ardea Biosciences Inc Strike @ $11.14 Exp. 12/19/13 * ◊ + Δ	12,024	$129,111
ARYx Therapeutics Inc Strike @ $2.64 Exp. 11/13/13 * ◊ + Δ	44,635	-
Cytori Therapeutics Inc Strike @ $8.50 Exp. 08/11/13 * ◊ + Δ	27,500	59
Derma Sciences Inc Strike @ $9.90 Exp. 06/23/16 * ◊ + Δ	57,500	86,869
OncoGenex Pharmaceutical Inc Strike @ $20.00 Exp. 10/19/15 * ◊ + Δ	12,820	19,434
SANUWAVE Health Inc Strike @ $4.00 Exp. 04/08/16 * ◊ + Δ	135,383	2,054

		237,527

Total Warrants
(Cost $15,133)		237,527

COMMON STOCKS - 91.4%

Health Care - 91.4%

Acadia Healthcare Co Inc *	30,353	494,754
Aegerion Pharmaceuticals Inc *	46,300	640,329
Aetna Inc	30,022	1,505,904
Alexion Pharmaceuticals Inc *	131,598	12,220,190
Allergan Inc	22,610	2,157,672
Amarin Corp PLC ADR * (United Kingdom)	519,273	5,878,170
AMERIGROUP Corp *	41,521	2,793,533
Ardea Biosciences Inc *	58,965	1,283,078
ARIAD Pharmaceuticals Inc *	343,946	5,485,939
Auxilium Pharmaceuticals Inc *	40,305	748,464
BioMarin Pharmaceutical Inc *	199,518	6,833,492
Biosensors International Group Ltd * (Bermuda)	506,889	606,692
Bristol-Myers Squibb Co	89,584	3,023,460
Catalyst Health Solutions Inc *	15,475	986,222
Celgene Corp *	28,488	2,208,390
Celldex Therapeutics Inc *	317,890	1,618,060
Centene Corp *	46,859	2,294,685
CFR Pharmaceuticals SA ADR * ~ Δ (Chile)	125,194	3,126,007
ChemoCentryx Inc *	143,528	1,530,009
CIGNA Corp	36,542	1,799,694
Corcept Therapeutics Inc *	322,739	1,268,364
Cytori Therapeutics Inc *	54,688	136,173
Derma Sciences Inc *	115,000	1,105,150
Dynavax Technologies Corp *	370,348	1,873,961
Elan Corp PLC ADR * (Ireland)	223,883	3,360,484
Express Scripts Inc *	55,291	2,995,666
Gen-Probe Inc *	21,044	1,397,532
GenMark Diagnostics Inc *	26,215	106,171
HCA Holdings Inc	118,705	2,936,762
HealthSouth Corp *	41,198	843,735
HeartWare International Inc *	5,900	387,571
Hikma Pharmaceuticals PLC (United Kingdom)	142,450	1,548,165
Humana Inc	7,448	688,791
Illumina Inc *	24,000	1,262,640
Impax Laboratories Inc *	200,868	4,937,336
Incyte Corp Ltd *	205,848	3,972,866
MAP Pharmaceuticals Inc *	180,151	2,586,968
Medivation Inc *	66,546	4,972,317
Merrimack Pharmaceuticals Inc *	190,530	1,179,381
Molina Healthcare Inc *	32,398	1,089,545
Mylan Inc *	114,049	2,674,449
Neurocrine Biosciences Inc *	184,970	1,474,211
Novo Nordisk AS ADR (Denmark)	16,278	2,257,921
Odontoprev SA (Brazil)	84,150	1,429,045
Pfizer Inc	136,913	3,102,449
QLT Inc * (Canada)	80,370	562,590
Regeneron Pharmaceuticals Inc *	15,178	1,770,058
Rigel Pharmaceuticals Inc *	69,662	560,779
Sagent Pharmaceuticals Inc *	31,867	569,463
Salix Pharmaceuticals Ltd *	38,242	2,007,705
Shire PLC ADR (United Kingdom)	26,951	2,553,607
Sino Biopharmaceutical Ltd (Cayman)	1,921,387	514,518
Sinopharm Group Co Ltd ‘H’ (China)	7,300	20,419
Synageva BioPharma Corp *	24,426	876,161
Targacept Inc *	96,895	496,102
The Medicines Co *	57,863	1,161,310
Tornier NV * (Netherlands)	34,050	875,085
United Therapeutics Corp *	56,048	2,641,542
UnitedHealth Group Inc	103,065	6,074,651
Universal Health Services Inc ‘B’	42,098	1,764,327
Ventrus Biosciences Inc *	85,623	853,661
Verastem Inc *	37,200	406,596
Vertex Pharmaceuticals Inc *	144,503	5,926,068
WuXi PharmaTech Inc ADR * (Cayman)	34,733	500,155

		136,957,194

Total Common Stocks
(Cost $93,123,537)		136,957,194

	Principal
	Amount
SHORT-TERM INVESTMENT - 9.2%

Repurchase Agreement - 9.2%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $13,820,720; collateralized by U.S. Treasury Notes: 0.125% due 09/30/13 and value $14,099,663)	$13,820,708	13,820,708

Total Short-Term Investment
(Cost $13,820,708)		13,820,708

TOTAL INVESTMENTS - 100.8%
(Cost $106,959,378)		151,015,429

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(1,228,140)

NET ASSETS - 100.0%		$149,787,289

Notes to Schedule of Investments

(a)	As of March 31, 2012, the portfolio was diversified by health care sector as a percentage of net assets as follows:

Biotechnology	42.3%
Pharmaceuticals	26.5%
Managed Health Care	11.8%
Health Care Facilities	4.0%
Health Care Services	2.7%
Health Care Equipment	2.3%
Life Sciences Tools & Services	1.2%
Other (each less than 1.0%)	0.8%

91.6%
Short-Term Investment	9.2%
Other Assets & Liabilities, Net	(0.8%)

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $237,527 or 0.2% of the net assets were valued by a Trustee Valuation Committee or determined by a Board approved valuation committee and then subsequently approved by the Board.

(d)	As of March 31, 2012, 2.2% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e)	Restricted securities as of March 31, 2012 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Ardea Biosciences Inc Warrants (Exp. 12/19/13) Acq. 12/19/08	$1,503	$129,111	0.1%
ARYx Therapeutics Inc Warrants (Exp. 11/13/13) Acq. 11/13/08	5,580	-	0.0%
Cytori Therapeutics Inc Warrants (Exp. 08/11/13) Acq. 08/11/08	-	59	0.0%
Derma Sciences Inc Warrants (Exp. 06/23/16) Acq. 06/17/11	8,050	86,869	0.1%
OncoGenex Pharmaceutical Inc Warrants (Exp. 10/19/15) Acq. 10/19/10	-	19,434	0.0%
SANUWAVE Health Inc Warrants (Exp. 04/08/16) Acq. 04/08/11	-	2,054	0.0%

	$15,133	$237,527	0.2%

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Warrants (1)	$237,527	$-	$237,527	$-
	Common Stocks
	Health Care	136,957,194	131,141,393	5,815,801	-
	Short-Term Investment	13,820,708	-	13,820,708	-

	Total	$151,015,429	$131,141,393	$19,874,036	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Consumer Discretionary - 3.0%

Starwood Hotels & Resorts Worldwide Inc	337,373	$19,031,211

Financials - 94.0%

Acadia Realty Trust REIT	258,073	5,816,965
Apartment Investment & Management Co ‘A’ REIT	704,358	18,602,095
Ashford Hospitality Trust Inc REIT	300,580	2,708,226
AvalonBay Communities Inc REIT	156,790	22,162,267
BioMed Realty Trust Inc REIT	71,670	1,360,297
Boston Properties Inc REIT	284,265	29,844,982
BRE Properties Inc REIT	130,410	6,592,226
Brookfield Office Properties Inc (NYSE) (Canada)	853,821	14,899,176
Camden Property Trust REIT	145,901	9,592,991
CommonWealth REIT	103,798	1,932,719
Coresite Realty Corp REIT	73,550	1,735,045
Cousins Properties Inc REIT	613,565	4,650,823
CreXus Investment Corp REIT	16,510	170,713
DCT Industrial Trust Inc REIT	1,743,770	10,288,243
Douglas Emmett Inc REIT	99,420	2,267,770
Equity Lifestyle Properties Inc REIT	167,397	11,674,267
Equity One Inc REIT	2,160	43,675
Equity Residential REIT	904,662	56,649,934
Federal Realty Investment Trust REIT	90,026	8,713,617
Forest City Enterprises Inc ‘A’ *	1,057,773	16,564,725
General Growth Properties Inc REIT	1,563,689	26,567,076
HCP Inc REIT	769,188	30,352,159
Health Care REIT Inc	131,190	7,210,202
Healthcare Realty Trust Inc REIT	640,200	14,084,400
Host Hotels & Resorts Inc REIT	2,314,791	38,008,868
Hudson Pacific Properties Inc REIT	249,550	3,775,692
Mack-Cali Realty Corp REIT	426,565	12,293,603
Omega Healthcare Investors Inc REIT	156,920	3,336,119
Parkway Properties Inc REIT	2,390	25,047
Plum Creek Timber Co Inc REIT	19,713	819,272
ProLogis Inc REIT	343,820	12,384,396
PS Business Parks Inc REIT	73,477	4,815,683
Public Storage REIT	182,027	25,150,671
Regency Centers Corp REIT	680,449	30,266,372
Retail Opportunity Investments Corp REIT	437,331	5,265,465
Senior Housing Properties Trust REIT	561,267	12,375,937
Simon Property Group Inc REIT	623,137	90,778,598
Sovran Self Storage Inc REIT	83,457	4,158,662
STAG Industrial Inc REIT	99,040	1,382,598
Starwood Property Trust Inc REIT	246,200	5,175,124
The Macerich Co REIT	11,280	651,420
Vornado Realty Trust REIT	499,044	42,019,505
Winthrop Realty Trust REIT	208,360	2,414,892

		599,582,517

Health Care - 1.4%

Assisted Living Concepts Inc ‘A’	444,138	7,377,132
Capital Senior Living Corp *	177,590	1,640,932

		9,018,064

Total Common Stocks
(Cost $436,697,746)		627,631,792

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $9,231,505; collateralized by U.S Treasury Notes: 0.750% due 08/15/13 and value $9,418,741)	$9,231,497	9,231,497

Total Short-Term Investment
(Cost $9,231,497)		9,231,497

TOTAL INVESTMENTS - 99.8%
(Cost $445,929,243)		636,863,289

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,490,979

NET ASSETS - 100.0%		$638,354,268

Notes to Schedule of Investments

(a)	As of March 31, 2012, the portfolio was diversified by property sector as a percentage of net assets as follows:

Retail	26.3%
Specialized	21.7%
Residential	19.6%
Diversified	8.5%
Office	8.3%
Real Estate Operating Companies	5.0%
Industrial	3.8%
Hotels, Resorts & Cruise Lines	3.0%
Health Care Facilities	1.4%
Other (each less than 1.0%)	0.8%

98.4%
Short-Term Investment	1.4%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$627,631,792	$627,631,792	$-	$-
	Short-Term Investment	9,231,497	-	9,231,497	-

	Total	$636,863,289	$627,631,792	$9,231,497	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.2%

Consumer Discretionary - 0.9%

Panasonic Corp (Japan)	48,300	$446,429
Virgin Media Inc	18,100	452,138

		898,567

Health Care - 1.3%

Agilent Technologies Inc	10,700	476,257
Hologic Inc *	10,900	234,895
Life Technologies Corp *	8,000	390,560
Quest Diagnostics Inc	800	48,920
Thermo Fisher Scientific Inc	1,600	90,208

		1,240,840

Information Technology - 88.0%

Advanced Micro Devices Inc *	759,669	6,092,545
Amdocs Ltd * (United Kingdom)	109,230	3,449,483
Apple Inc *	10,700	6,414,329
ASML Holding NV ‘NY’ (Netherlands)	13,800	691,932
Avago Technologies Ltd (Singapore)	7,500	292,275
Avnet Inc *	55,700	2,026,923
Baidu Inc ADR * (Cayman)	1,700	247,809
BMC Software Inc *	33,749	1,355,360
Broadcom Corp ‘A’ *	25,100	986,430
Cadence Design Systems Inc *	42,400	502,016
Canon Inc (Japan)	9,800	467,312
Check Point Software Technologies Ltd * (Israel)	23,100	1,474,704
Cisco Systems Inc	68,300	1,444,545
Citrix Systems Inc *	6,200	489,242
Comverse Technology Inc *	5,744	39,461
Dell Inc *	147,900	2,455,140
Electronics for Imaging Inc *	102,100	1,696,902
EMC Corp *	84,700	2,530,836
Flextronics International Ltd * (Singapore)	51,500	372,345
Gree Inc (Japan)	10,200	257,501
IPG Photonics Corp *	4,665	242,813
JDA Software Group Inc *	39,700	1,090,956
KLA-Tencor Corp	76,200	4,146,804
Mentor Graphics Corp *	12,500	185,750
Microsemi Corp *	56,500	1,211,360
Microsoft Corp	133,100	4,292,475
Murata Manufacturing Co Ltd (Japan)	5,800	347,038
NetApp Inc *	69,800	3,124,946
Novellus Systems Inc *	64,100	3,199,231
Nuance Communications Inc *	106,300	2,719,154
Open Text Corp * (Canada)	4,800	293,520
Oracle Corp	64,900	1,892,484
Parametric Technology Corp *	87,200	2,436,368
QUALCOMM Inc	66,629	4,532,105
Quest Software Inc *	15,900	369,993
Rovi Corp *	55,000	1,790,250
Semtech Corp *	12,800	364,288
Spansion Inc ‘A’ *	40,925	498,467
Symantec Corp *	252,200	4,716,140
Synopsys Inc *	230,582	7,069,644
Teradyne Inc *	73,000	1,232,970
Visa Inc ‘A’	16,800	1,982,400
Western Digital Corp *	12,000	496,680
Xerox Corp	227,400	1,837,392
Yandex NV ‘A’ * (Netherlands)	11,300	303,631

		83,663,949

Telecommunication Services - 1.0%

AT&T Inc	29,100	908,793

Total Common Stocks
(Cost $72,123,301)		86,712,149

	Principal
	Amount
SHORT-TERM INVESTMENT - 7.5%

Repurchase Agreement - 7.5%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $7,094,812; collateralized by Federal Home Loan Bank: 0.210% due 08/20/13 and value $7,241,324)	$7,094,806	7,094,806

Total Short-Term Investment
(Cost $7,094,806)		7,094,806

TOTAL INVESTMENTS - 98.7%
(Cost $79,218,107)		93,806,955

OTHER ASSETS & LIABILITIES, NET - 1.3%		1,206,263

NET ASSETS - 100.0%		$95,013,218

Notes to Schedule of Investments

(a)	As of March 31, 2012, the portfolio was diversified by technology sector as a percentage of net assets as follows:

Systems Software	16.3%
Application Software	15.7%
Semiconductors	9.9%
Semiconductor Equipment	9.8%
Computer Hardware	9.3%
Computer Storage & Peripherals	8.3%
Communications Equipment	6.3%
IT Consulting & Other Services	3.6%
Office Electronics	2.4%
Technology Distributors	2.1%
Data Processing & Outsourced Services	2.1%
Internet Software & Services	1.2%
Life Sciences Tools & Services	1.0%
Integrated Telecommunication Services	1.0%
Other (each less than 1.0%)	2.2%

91.2%
Short-Term Investment	7.5%
Other Assets & Liabilities, Net	1.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$898,567	$452,138	$446,429	$-
	Health Care	1,240,840	1,240,840	-	-
	Information Technology	83,663,949	82,592,098	1,071,851	-
	Telecommunication Services	908,793	908,793	-	-

		86,712,149	85,193,869	1,518,280	-
	Short-Term Investment	7,094,806	-	7,094,806	-

	Total	$93,806,955	$85,193,869	$8,613,086	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 7.0%

Brazil - 6.1%

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	500,550	$23,836,191
Cia de Bebidas das Americas ADR	486,950	20,120,774
Kroton Educacional SA *	8,431	15,010
Lojas Americanas SA	2,221,832	20,934,844
Petroleo Brasileiro SA ADR	699,400	17,876,664
Vale SA ADR	719,810	16,332,489

		99,115,972

Colombia - 0.9%

Banco Davivienda SA	534,033	5,779,953
BanColombia SA ADR	122,870	7,944,774

		13,724,727

Total Preferred Stocks
(Cost $84,052,605)		112,840,699

COMMON STOCKS - 89.8%

Belgium - 0.1%

Anheuser-Busch InBev NV	22,872	1,666,632

Bermuda - 0.9%

Credicorp Ltd	69,913	9,215,932
Dairy Farm International Holdings Ltd	505,200	5,271,935

		14,487,867

Brazil - 5.5%

B2W Cia Global do Varejo *	765,158	3,479,039
BM&FBOVESPA SA	4,953,543	30,500,875
Embraer SA ADR	568,093	18,167,614
Estacio Participacoes SA	703,200	7,588,836
Kroton Educacional SA *	48,025	85,503
Kroton Educacional SA - Share Deposit Certificates *	619,284	9,020,659
Multiplan Empreendimentos Imobiliarios SA	96,800	2,261,645
Natura Cosmeticos SA	785,550	17,084,190

		88,188,361

Cayman - 9.0%

Ambow Education Holding Ltd ADR *	158,400	1,165,824
Baidu Inc ADR *	234,920	34,244,288
Ctrip.com International Ltd ADR *	877,290	18,984,556
Eurasia Drilling Co Ltd GDR ~	146,100	4,030,414
Eurasia Drilling Co Ltd GDR (LI) ~	130,090	3,588,751
Home Inns & Hotels Management Inc ADR *	256,460	6,542,295
New Oriental Education & Technology Group ADR *	316,740	8,697,680
Tencent Holdings Ltd	1,106,000	30,857,094
Tingyi Holding Corp	7,012,000	20,126,759
Want Want China Holdings Ltd	14,685,000	16,343,397
Youku Inc ADR *	71,720	1,577,123

		146,158,181

Chile - 0.4%

Banco Santander Chile SA	58,692,091	4,874,591
Cencosud SA	199,698	1,320,148

		6,194,739

China - 1.3%

China Shenhua Energy Co Ltd ‘H’	3,789,500	15,947,909
Shanghai Zhenhua Heavy Industries Co Ltd ‘B’ *	3,341,859	1,466,013
Wumart Stores Inc ‘H’	1,453,000	3,161,233

		20,575,155

Colombia - 1.4%

Almacenes Exito SA	811,223	11,785,410
Almacenes Exito SA GDR ~	766,922	10,862,070

		22,647,480

Denmark - 2.1%

Carlsberg AS ‘B’	405,177	33,540,271

Egypt - 0.7%

Commercial International Bank SAE	1,469,043	6,095,069
Eastern Co SAE	138,798	2,435,859
Egyptian Financial Group-Hermes Holding *	1,575,112	3,486,630
Medinet Nasr Housing *	82,811	219,632

		12,237,190

France - 1.2%

Casino Guichard-Perrachon SA	1,050	103,442
CFAO SA	250,966	10,782,186
Technip SA	7,420	875,584
Vallourec SA	129,180	8,177,003

		19,938,215

Hong Kong - 4.0%

AIA Group Ltd	4,791,400	17,545,902
CNOOC Ltd	7,019,000	14,348,720
Hang Lung Group Ltd	1,243,000	7,913,172
Hang Lung Properties Ltd	3,246,000	11,931,823
Hong Kong Exchanges & Clearing Ltd	783,800	13,152,485
Sun Art Retail Group Ltd *	134,000	181,667

		65,073,769

India - 13.2%

Asian Paints Ltd	131,581	8,263,430
Cipla Ltd	858,598	5,143,582
Colgate-Palmolive India Ltd	486,753	10,737,883
Dabur India Ltd	2,046,128	4,284,521
HDFC Bank Ltd ADR	689,760	23,520,816
Hindustan Unilever Ltd	1,647,146	13,150,232
Housing Development Finance Corp Ltd	2,080,825	27,488,035
ICICI Bank Ltd ADR	465,840	16,243,841
Infosys Ltd	1,067,608	59,909,365
Marico Ltd	2,061,352	7,010,894
Sun Pharmaceutical Industries Ltd	792,924	8,854,242
Tata Consultancy Services Ltd	717,334	16,392,367
TV18 Broadcast Ltd *	897,551	482,565
Zee Entertainment Enterprises Ltd	4,920,738	12,155,753
Zee Learn Ltd *	577,028	166,877

		213,804,403

Indonesia - 1.6%

P.T. Astra International Tbk	1,710,770	13,829,911
P.T. Bank Central Asia Tbk	1,581,900	1,383,479
P.T. Kalbe Farma Tbk	5,809,000	2,254,709
P.T. Unilever Indonesia Tbk	3,840,500	8,396,852

		25,864,951

Italy - 0.9%

Prada SPA *	2,362,900	15,373,346

Kenya - 0.1%

East African Breweries Ltd	688,554	1,674,287

Luxembourg - 1.1%

Tenaris SA ADR	468,230	17,900,433

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

Malaysia - 0.4%

Genting Bhd	1,811,200	$6,407,124

Mexico - 10.1%

America Movil SAB de CV ‘L’ ADR	2,303,670	57,200,126
Fomento Economico Mexicano SAB de CV	3,564,351	29,308,706
Fomento Economico Mexicano SAB de CV ADR	476,360	39,190,137
Grupo Financiero Inbursa SAB de CV ‘O’	3,414,709	7,086,286
Grupo Televisa SAB ADR	650,120	13,704,530
Wal-Mart de Mexico SAB de CV ‘V’	4,768,231	15,999,950

		162,489,735

Netherlands - 1.0%

Yandex NV ‘A’ *	587,410	15,783,707

Nigeria - 0.5%

Guaranty Trust Bank PLC	1,725,229	147,580
Nigerian Breweries PLC	11,863,529	7,334,775
Zenith Bank PLC	1,981,396	155,798

		7,638,153

Philippines - 3.5%

Jollibee Foods Corp	3,568,648	9,735,362
Philippine Long Distance Telephone Co	102,470	6,438,987
SM Investments Corp	710,430	10,927,892
SM Prime Holdings Inc	76,943,320	30,313,007

		57,415,248

Portugal - 0.4%

Galp Energia SGPS SA ‘B’	368,504	6,071,395

Russia - 5.1%

Magnit OJSC (MICEX) *	84,756	10,519,989
Magnit OJSC (RTS)	223,230	27,760,788
Magnit OJSC GDR (LI) ~	283,330	8,262,412
NovaTek OAO GDR (LI) ~	200,600	27,241,235
NovaTek OAO GDR (OTC) ~ Δ	58,366	7,926,031

		81,710,455

South Africa - 3.9%

Anglo American Platinum Ltd	193,015	13,457,536
Impala Platinum Holdings Ltd	920,274	18,165,729
MTN Group Ltd	1,296,467	22,845,340
Standard Bank Group Ltd	615,223	8,938,728

		63,407,333

South Korea - 5.4%

E-Mart Co Ltd	93,778	20,632,360
MegaStudy Co Ltd	33,548	3,451,026
NHN Corp	240,146	55,131,884
Shinsegae Co Ltd	35,219	7,431,434

		86,646,704

Taiwan - 4.0%

Epistar Corp	4,193,500	10,678,158
HTC Corp	1,177,458	23,826,544
Synnex Technology International Corp	4,647,838	11,600,783
Taiwan Semiconductor Manufacturing Co Ltd	6,613,376	19,025,452

		65,130,937

Thailand - 0.7%

Siam Commercial Bank PCL	2,370,500	11,052,828

Turkey - 4.6%

Akbank TAS *	1,658,054	6,522,565
Anadolu Efes Biracilik Ve Malt Sanayii AS	745,056	10,422,619
BIM Birlesik Magazalar AS	291,310	11,040,192
Enka Insaat ve Sanayi AS	4,639,787	14,808,285
Haci Omer Sabanci Holding AS	4,988,420	21,470,039
Turkiye Garanti Bankasi AS	2,377,616	9,431,796

		73,695,496

United Arab Emirates - 0.9%

DP World Ltd *	1,249,015	14,783,725

United Kingdom - 5.8%

Anglo American PLC	564,201	21,072,097
BG Group PLC	273,150	6,336,721
Cairn Energy PLC *	119,670	619,524
Genting Singapore PLC *	6,042,000	8,190,925
Mail.ru Group Ltd GDR (LI) * ~	43,600	1,720,020
SABMiller PLC	506,700	20,334,116
Tullow Oil PLC	1,185,436	28,935,761
Unilever PLC	179,790	5,934,993

		93,144,157

Total Common Stocks
(Cost $1,176,434,028)		1,450,702,277

EQUITY-LINKED STRUCTURED SECURITIES - 0.1%

Vietnam - 0.1%

UBS AG (for Vietnam Dairy Products) Exp. 01/31/13 * Δ	357,000	1,576,117

Total Equity-Linked Structured Securities
(Cost $1,469,648)		1,576,117

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $20,932,823; collateralized by U.S. Treasury Notes: 0.125% due 09/30/13 and value $21,351,488)	$20,932,805	20,932,805

Total Short-Term Investment
(Cost $20,932,805)		20,932,805

TOTAL INVESTMENTS - 98.2%
(Cost $1,282,889,086)		1,586,051,898

OTHER ASSETS & LIABILITIES, NET - 1.8%		28,921,103

NET ASSETS - 100.0%		$1,614,973,001

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	As of March 31, 2012, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	26.0%
Financials	17.7%
Information Technology	17.4%
Consumer Discretionary	11.0%
Energy	9.4%
Telecommunication Services	5.4%
Materials	4.8%
Industrials	4.2%
Short-Term Investment	1.3%
Health Care	1.0%

98.2%
Other Assets & Liabilities, Net	1.8%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of March 31, 2012, 0.6% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$99,115,972	$99,100,962	$15,010	$-
	Colombia	13,724,727	13,724,727	-	-

		112,840,699	112,825,689	15,010	-
	Common Stocks
	Belgium	1,666,632	-	1,666,632	-
	Bermuda	14,487,867	9,215,932	5,271,935	-
	Brazil	88,188,361	88,102,858	85,503	-
	Cayman	146,158,181	71,211,766	74,946,415	-
	Chile	6,194,739	6,194,739	-	-
	China	20,575,155	-	20,575,155	-
	Colombia	22,647,480	11,785,410	10,862,070	-
	Denmark	33,540,271	-	33,540,271	-
	Egypt	12,237,190	-	12,237,190	-
	France	19,938,215	-	19,938,215	-
	Hong Kong	65,073,769	-	65,073,769	-
	India	213,804,403	39,764,657	174,039,746	-
	Indonesia	25,864,951	-	25,864,951	-
	Italy	15,373,346	-	15,373,346	-
	Kenya	1,674,287	-	1,674,287	-
	Luxembourg	17,900,433	17,900,433	-	-
	Malaysia	6,407,124	-	6,407,124	-
	Mexico	162,489,735	162,489,735	-	-
	Netherlands	15,783,707	15,783,707	-	-
	Nigeria	7,638,153	7,638,153	-	-
	Philippines	57,415,248	-	57,415,248	-
	Portugal	6,071,395	-	6,071,395	-
	Russia	81,710,455	10,519,989	71,190,466	-
	South Africa	63,407,333	-	63,407,333	-
	South Korea	86,646,704	-	86,646,704	-
	Taiwan	65,130,937	-	65,130,937	-
	Thailand	11,052,828	-	11,052,828	-
	Turkey	73,695,496	-	73,695,496	-
	United Arab Emirates	14,783,725	14,783,725	-	-
	United Kingdom	93,144,157	1,720,020	91,424,137	-

		1,450,702,277	457,111,124	993,591,153	-
	Equity-Linked Structured Securities	1,576,117	-	1,576,117	-
	Short-Term Investment	20,932,805	-	20,932,805	-

	Total	$1,586,051,898	$569,936,813	$1,016,115,085	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

During the period ended March 31, 2012, investments with a total aggregate value of $15,083,242 were transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) for the period ended March 31, 2012:

Convertible
Corporate
Bonds & Notes
Value, Beginning of Period	$507,361
Purchases	-
Sales	(461,546)
Net Realized Gains	26,312
Change in Net Unrealized Depreciation	(72,127)
Transfers In	-
Transfers Out	-

Value, End of Period	$-

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%

Australia - 2.6%

QBE Insurance Group Ltd	2,531,635	$37,243,887
Westpac Banking Corp	1,176,510	26,689,234

		63,933,121

Bermuda - 1.2%

Li & Fung Ltd	13,276,400	30,328,197

Brazil - 2.1%

BM&FBOVESPA SA	3,440,100	21,182,023
Tim Participacoes SA ADR	939,533	30,309,335

		51,491,358

Canada - 2.0%

Canadian National Railway Co (NYSE)	637,324	50,622,645

Czech Republic - 0.8%

Komercni Banka AS	103,540	20,628,045

France - 12.4%

Air Liquide SA	378,785	50,511,818
Danone SA	744,405	51,910,032
Dassault Systemes SA	150,620	13,850,551
Legrand SA	833,685	30,666,549
LVMH Moet Hennessy Louis Vuitton SA	394,327	67,744,881
Pernod-Ricard SA	433,049	45,273,111
Schneider Electric SA	776,340	50,689,663

		310,646,605

Germany - 12.0%

Bayer AG	784,235	55,208,286
Beiersdorf AG	708,081	46,242,816
Deutsche Boerse AG	336,405	22,650,604
Linde AG	547,624	98,267,396
Merck KGaA	266,927	29,540,444
SAP AG	715,218	49,944,971

		301,854,517

Hong Kong - 2.3%

AIA Group Ltd	6,454,400	23,635,737
China Unicom Ltd	12,584,000	21,063,693
CNOOC Ltd	6,656,000	13,606,651

		58,306,081

India - 1.9%

ICICI Bank Ltd ADR	884,841	30,854,405
Infosys Ltd ADR	292,561	16,684,754

		47,539,159

Japan - 13.7%

Canon Inc	1,020,400	48,657,671
Denso Corp	1,197,400	40,474,455
FANUC Corp	187,500	33,699,054
Honda Motor Co Ltd	900,300	34,606,999
HOYA Corp	1,169,200	26,299,264
INPEX Corp	6,753	45,860,004
Lawson Inc	672,000	42,373,069
NTT DoCoMo Inc	6,829	11,382,019
Shin-Etsu Chemical Co Ltd	1,012,500	58,964,141

		342,316,676

Netherlands - 8.3%

Akzo Nobel NV	730,006	43,065,884
Heineken NV	1,391,791	77,336,618
ING Groep NV CVA *	5,241,833	43,712,840
Randstad Holding NV	851,775	32,111,844
Wolters Kluwer NV	563,110	10,658,794

		206,885,980

Singapore - 0.3%

Singapore Telecommunications Ltd	3,324,680	8,329,431
Singapore Telecommunications Ltd Board Lot 10	43,000	107,324

		8,436,755

South Africa - 0.5%

MTN Group Ltd	772,994	13,621,103

South Korea - 1.7%

Samsung Electronics Co Ltd	38,213	43,033,958

Spain - 2.7%

Amadeus IT Holding SA ‘A’	1,595,207	30,087,798
Banco Santander SA	3,163,708	24,321,654
Red Electrica Corp SA	254,464	12,446,220

		66,855,672

Sweden - 0.8%

Hennes & Mauritz AB ‘B’	565,680	20,462,793

Switzerland - 11.2%

Cie Financiere Richemont SA ‘A’	242,948	15,254,265
Givaudan SA	15,815	15,259,300
Julius Baer Group Ltd	1,181,768	47,731,166
Nestle SA	1,272,357	80,075,456
Roche Holding AG (XVTX)	295,028	51,366,358
Sonova Holding AG	146,023	16,235,194
Swiss Re AG	288,751	18,469,422
UBS AG (XVTX) *	2,583,344	36,227,432

		280,618,593

Taiwan - 3.0%

Hon Hai Precision Industry Co Ltd	6,686,700	25,945,771
HTC Corp	664,650	13,449,577
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,397,858	36,639,270

		76,034,618

United Kingdom - 19.7%

Barclays PLC	4,604,806	17,390,669
BG Group PLC	906,990	21,040,977
Burberry Group PLC	747,812	17,893,704
Compass Group PLC	4,367,300	45,770,082
Delphi Automotive PLC *	167,160	5,282,256
Diageo PLC	2,492,199	60,009,670
Hays PLC	7,790,393	10,503,258
HSBC Holdings PLC (LI)	8,433,607	74,860,071
Reckitt Benckiser Group PLC	600,246	33,949,293
Rio Tinto PLC	613,100	33,985,082
Royal Dutch Shell PLC ‘A’ (LI)	1,323,113	46,188,556
Smiths Group PLC	1,426,869	24,033,600
Standard Chartered PLC	1,871,218	46,661,244
Tesco PLC	1,333,172	7,035,460
WPP PLC	3,572,639	48,834,766

		493,438,688

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
United States - 0.4%

Synthes Inc ~	64,991	$11,278,872

Total Common Stocks
(Cost $2,191,874,296)		2,498,333,436

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.3%

Commercial Paper - 0.1%

HSBC Americas Inc
0.071% due 04/02/12	$2,245,000	2,244,996

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $5,460,467; collateralized by U.S. Treasury Notes: 0.125% due 09/30/13 and value $5,571,038)	5,460,462	5,460,462

Total Short-Term Investments
(Cost $7,705,458)		7,705,458

TOTAL INVESTMENTS - 99.9%
(Cost $2,199,579,754)		2,506,038,894

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,352,675

NET ASSETS - 100.0%		$2,507,391,569

Notes to Schedule of Investments

(a)	As of March 31, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	19.6%
Consumer Staples	17.7%
Consumer Discretionary	13.4%
Information Technology	12.1%
Materials	12.0%
Industrials	9.3%
Health Care	6.5%
Energy	5.1%
Telecommunication Services	3.4%
Utilities	0.5%
Short-Term Investments	0.3%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Australia	$63,933,121	$-	$63,933,121	$-
	Bermuda	30,328,197	-	30,328,197	-
	Brazil	51,491,358	51,491,358	-	-
	Canada	50,622,645	50,622,645	-	-
	Czech Republic	20,628,045	-	20,628,045	-
	France	310,646,605	-	310,646,605	-
	Germany	301,854,517	-	301,854,517	-
	Hong Kong	58,306,081	-	58,306,081	-
	India	47,539,159	47,539,159	-	-
	Japan	342,316,676	-	342,316,676	-
	Netherlands	206,885,980	-	206,885,980	-
	Singapore	8,436,755	-	8,436,755	-
	South Africa	13,621,103	-	13,621,103	-
	South Korea	43,033,958	-	43,033,958	-
	Spain	66,855,672	-	66,855,672	-
	Sweden	20,462,793	-	20,462,793	-
	Switzerland	280,618,593	-	280,618,593	-
	Taiwan	76,034,618	36,639,270	39,395,348	-
	United Kingdom	493,438,688	5,282,256	488,156,432	-
	United States	11,278,872	-	11,278,872	-

		2,498,333,436	191,574,688	2,306,758,748	-
	Short-Term Investments	7,705,458	-	7,705,458	-

	Total	$2,506,038,894	$191,574,688	$2,314,464,206	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Australia - 0.0%

Beach Energy Ltd Exp. 04/20/12 *	252,586	$18,315

Total Rights
(Cost $0)		18,315

PREFERRED STOCKS - 0.9%

Germany - 0.9%

Hugo Boss AG	71,006	8,189,008
ProSiebenSat.1 Media AG	118,818	3,053,578

		11,242,586

Total Preferred Stocks
(Cost $9,043,080)		11,242,586

COMMON STOCKS - 97.5%

Australia - 6.9%

Ausdrill Ltd	1,221,800	5,330,274
Australand Property Group REIT	587,737	1,558,923
Beach Energy Ltd	2,020,690	3,078,307
Bradken Ltd	202,009	1,797,533
BWP Trust REIT	1,134,095	2,068,252
Cabcharge Australia Ltd	200,051	1,250,407
Caltex Australia Ltd	267,876	3,855,702
Carnarvon Petroleum Ltd *	4,207,356	566,861
Charter Hall Retail REIT	1,044,167	3,420,402
Emeco Holdings Ltd	4,161,188	4,659,328
Evolution Mining Ltd *	1,421,521	2,573,330
Flight Centre Ltd	144,857	3,310,596
GrainCorp Ltd	612,581	5,743,677
Grange Resources Ltd	1,356,673	934,968
iiNET Ltd	458,524	1,438,373
Iluka Resources Ltd	349,853	6,451,542
Imdex Ltd	593,817	1,872,103
Industrea Ltd	839,242	891,290
Investa Office Fund REIT	7,363,073	4,844,145
Lynas Corp Ltd *	1,058,800	1,202,061
Medusa Mining Ltd	360,096	1,882,853
Mineral Resources Ltd	250,374	3,139,008
Mount Gibson Iron Ltd	2,685,729	3,117,481
NRW Holdings Ltd	1,385,567	5,958,916
OrotonGroup Ltd	94,014	812,241
Resolute Mining Ltd *	1,227,530	2,291,381
SP AusNet	4,225,637	4,706,539
Spark Infrastructure Group	2,669,400	4,135,325
TPG Telecom Ltd	621,714	1,146,937
UGL Ltd	216,042	2,957,720

		86,996,475

Austria - 1.3%

Andritz AG	66,055	6,462,198
Austriamicrosystems AG	20,830	1,484,246
Oesterreichische Post AG	133,194	4,635,966
Vienna Insurance Group AG	74,236	3,274,988

		15,857,398

Bermuda - 2.2%

Catlin Group Ltd	410,528	2,665,801
First Pacific Co Ltd	2,959,200	3,267,259
Giordano International Ltd	5,056,000	3,892,353
Johnson Electric Holdings Ltd	3,935,000	2,446,905
Lancashire Holdings Ltd	346,328	4,349,723
Northern Offshore Ltd Δ	582,959	1,263,410
Orient Overseas International Ltd	650,500	4,626,298
Oriental Watch Holdings	5,210,000	2,218,475
Signet Jewelers Ltd (LI)	66,456	3,196,923
Sinolink Worldwide Holdings Ltd *	2,128,000	175,932

		28,103,079

Canada - 10.0%

Aecon Group Inc	284,200	3,763,880
AuRico Gold Inc (TSE) *	323,000	2,878,811
B2Gold Corp *	834,700	3,581,649
Boardwalk Real Estate Investment Trust	62,400	3,572,149
Calfrac Well Services Ltd	108,125	3,024,400
Canfor Pulp Products Inc	98,500	1,485,227
Canyon Services Group Inc	269,900	3,290,374
Capital Power Corp	126,900	2,988,502
Celestica Inc *	500,000	4,807,258
Cogeco Cable Inc	100,046	5,249,795
Dundee Precious Metals Inc *	379,500	3,462,279
Ensign Energy Services Inc	192,400	2,876,018
Keyera Corp	140,467	5,793,586
Labrador Iron Ore Royalty Corp	112,000	3,952,479
Manitoba Telecom Services Inc	37,131	1,300,674
Methanex Corp (TSE)	102,600	3,340,967
Minefinders Corp *	307,800	4,310,959
Nevsun Resources Ltd	696,300	2,568,935
Pacific Rubiales Energy Corp	114,300	3,339,217
Pan American Silver Corp	74,100	1,635,111
Parkland Fuel Corp	328,400	4,418,395
Poseidon Concepts Corp	423,918	5,958,525
Quebecor Inc ‘B’	106,000	4,089,308
Russel Metals Inc	230,800	6,196,625
Sandvine Corp * Δ	1,268,100	1,996,007
SEMAFO Inc	369,460	1,970,552
TELUS Corp	102,000	5,918,853
The Jean Coutu Group PJC Inc ‘A’	234,000	3,307,835
TransForce Inc	209,900	3,535,335
Transglobe Energy Corp *	269,800	3,267,516
Trican Well Service Ltd	168,800	2,479,242
Trinidad Drilling Ltd	379,900	2,468,045
Twin Butte Energy Ltd	1,188,900	2,944,090
Veresen Inc	317,600	4,827,125
Westjet Airlines Ltd	224,000	2,919,445
Whitecap Resources Inc *	328,700	2,916,432

		126,435,600

Cayman - 0.8%

AMVIG Holdings Ltd Δ	2,232,000	1,203,917
Hutchison Telecommunications Hong Kong Holdings Ltd	12,020,000	5,102,953
Polarcus Ltd *	3,638,193	3,606,250

		9,913,120

Denmark - 1.2%

H Lundbeck AS	293,100	5,884,713
Royal UNIBREW AS	41,465	2,884,831
TDC AS	279,500	2,036,628
Topdanmark AS *	14,576	2,533,969
Tryg AS	40,602	2,290,559

		15,630,700

Finland - 1.1%

Orion OYJ ‘B’	286,806	5,669,297
Pohjola Bank PLC ‘A’	221,665	2,453,133
Sponda OYJ	698,282	2,876,342
Tieto OYJ	179,523	3,369,676

		14,368,448

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
France - 7.5%

Alcatel-Lucent *	1,242,500	$2,822,940
ALTEN	83,559	2,659,701
Arkema SA	71,000	6,627,788
Atos SA	92,967	5,355,226
Eiffage SA	59,800	2,314,697
Eramet	23,528	3,322,645
Faurecia	91,776	2,473,906
JCDecaux SA *	214,634	6,566,300
Klepierre REIT	182,022	6,327,079
Mercialys SA REIT	88,822	3,143,262
Neopost SA	79,259	5,102,149
Nexity SA	32,000	1,012,567
Plastic Omnium SA	98,289	2,848,730
Publicis Groupe SA	53,025	2,921,802
Safran SA	98,898	3,632,272
SCOR SE	200,855	5,424,491
Societe BIC SA	73,355	7,358,978
Teleperformance SA	116,477	3,326,796
Ubisoft Entertainment SA *	500,605	3,700,332
Valeo SA	84,150	4,409,505
Wendel SA	63,442	5,424,280
Zodiac Aerospace	72,931	7,591,173

		94,366,619

Germany - 5.2%

Aareal Bank AG *	236,587	4,785,206
Bertrandt AG	58,524	4,412,507
Bilfinger Berger SE	32,753	3,080,268
Brenntag AG	37,569	4,602,846
Duerr AG	129,865	8,273,071
Freenet AG	284,543	4,604,700
Gerresheimer AG	88,632	3,879,828
Hannover Rueckversicherung AG	113,372	6,738,312
Infineon Technologies AG	301,748	3,084,296
Jenoptik AG *	188,176	1,407,187
Kloeckner & Co SE	179,800	2,605,623
Leoni AG	99,656	5,182,831
MTU Aero Engines Holding AG	61,650	4,968,659
Stada Arzneimittel AG	122,400	4,018,717
Suedzucker AG	126,705	4,036,180

		65,680,231

Hong Kong - 1.1%

Dah Chong Hong Holdings Ltd	3,429,000	3,618,944
PCCW Ltd	5,796,000	2,072,025
Techtronic Industries Co Ltd	2,864,000	3,888,749
Television Broadcasts Ltd	562,000	3,780,575

		13,360,293

Ireland - 0.9%

DCC PLC	96,037	2,378,424
Irish Continental Group PLC	58,000	1,222,349
Paddy Power PLC	47,383	2,985,533
Smurfit Kappa Group PLC *	430,251	3,927,854
United Drug PLC	419,051	1,184,808

		11,698,968

Italy - 2.2%

Banca Generali SPA	83,552	1,119,469
Brembo SPA	418,737	4,802,956
Credito Emiliano SPA	58,925	278,820
Danieli & Co SPA	91,246	2,502,812
De’Longhi SPA	259,182	3,202,575
Delclima SPA *	259,182	203,708
DiaSorin SPA	141,343	4,119,117
MARR SPA	119,128	1,345,154
Mediolanum SPA	743,381	3,530,800
Milano Assicurazioni SPA *	6,405,549	2,037,482
Societa Iniziative Autostradali e Servizi SPA	438,844	3,357,731
Trevi Finanziaria Industriale SPA	274,405	1,624,521

		28,125,145

Japan - 21.2%

Asahi Holdings Inc	144,800	3,145,735
Bando Chemical Industries Ltd Δ	429,000	1,602,627
Calsonic Kansei Corp	775,000	4,769,541
Cawachi Ltd	12,200	290,286
Century Tokyo Leasing Corp	64,300	1,300,679
Daikyo Inc	1,324,000	3,610,043
Dainippon Sumitomo Pharma Co Ltd	451,300	4,809,871
Daiwabo Holdings Co Ltd	1,398,000	3,125,920
DCM Holdings Co Ltd	358,800	2,853,839
EDION Corp	461,000	3,240,793
Fields Corp	1,330	2,201,547
Fuji Oil Co Ltd	247,900	3,528,942
Futaba Industrial Co Ltd	402,300	2,277,401
Geo Holdings Corp	1,817	2,151,033
Haseko Corp *	4,097,000	3,319,259
Hitachi Capital Corp	265,800	3,987,793
Idemitsu Kosan Co Ltd	44,700	4,458,595
IT Holdings Corp	283,400	3,315,768
JFE Shoji Holdings Inc +	452,000	2,288,124
JVC Kenwood Corp *	1,149,500	5,111,012
K’s Holdings Corp	82,600	2,663,724
Kanematsu Corp *	3,121,000	3,761,488
Kawai Musical Instruments Manufacturing Co Ltd	1,429,000	3,276,761
Kiyo Holdings Inc	2,067,000	3,088,154
Kyoei Steel Ltd	170,700	3,469,934
KYORIN Holdings Inc	186,000	3,532,391
Lion Corp	396,000	2,269,667
Maruha Nichiro Holdings Inc	2,032,000	3,573,581
MCJ Co Ltd Δ	1,385,500	2,595,335
Meitec Corp	129,900	2,637,554
Ministop Co Ltd	106,300	2,060,300
Mitsubishi Gas Chemical Co Inc	472,000	3,189,453
Mitsubishi Steel Manufacturing Co Ltd	981,000	3,388,020
MTI Ltd	2,428	3,450,755
Musashi Seimitsu Industry Co Ltd	131,300	3,143,045
Nichi-iko Pharmaceutical Co Ltd	134,600	2,971,983
Nichiha Corp	379,100	4,697,614
Nichii Gakkan Co	302,700	4,060,508
Nihon Kohden Corp	82,000	2,207,464
Nihon Unisys Ltd	451,300	3,163,669
Nippo Corp	279,000	3,099,252
Nippon Carbide Industries Co Inc	1,495,000	2,315,986
Nippon Carbon Co Ltd	1,291,000	3,646,400
Nippon Piston Ring Co Ltd	603,000	1,479,526
Nishimatsu Construction Co Ltd	534,000	1,254,467
Nissin Electric Co Ltd	328,000	1,988,696
NS Solutions Corp	138,800	2,687,465
Oenon Holdings Inc	123,000	296,158
Oki Electric Industry Co Ltd *	2,039,000	3,096,373
Otsuka Corp	32,300	2,625,863
PanaHome Corp	364,000	2,495,562
Pioneer Corp *	784,600	4,039,764
Sankyu Inc	777,400	3,065,542
Sapporo Hokuyo Holdings Inc	544,900	2,022,844
Sasebo Heavy Industries Co Ltd	1,074,000	1,804,426
Seino Holdings Corp	226,000	1,643,288
Shinko Plantech Co Ltd	277,600	2,378,255
Ship Healthcare Holdings Inc	261,200	5,354,777
Showa Corp *	549,000	4,563,579
SKY Perfect JSAT Holdings Inc	6,860	3,030,895
Skymark Airlines Inc *	213,200	1,837,234
Sohgo Security Services Co Ltd	98,200	1,165,667
Star Micronics Co Ltd	271,800	2,713,535
Sugi Holdings Co Ltd	86,900	2,664,494

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Sumitomo Osaka Cement Co Ltd	1,246,000	$3,636,004
Sumitomo Real Estate Sales Co Ltd	87,630	4,111,788
Taihei Kogyo Co Ltd	329,000	1,789,273
TBK Co Ltd	109,000	746,714
The 77 Bank Ltd	976,000	4,328,512
The Gunma Bank Ltd	754,000	4,057,409
The Higo Bank Ltd	242,000	1,438,544
The Keiyo Bank Ltd	739,000	3,553,621
The Musashino Bank Ltd	114,500	3,961,718
The Okinawa Electric Power Co Inc	72,300	2,989,526
The San-In Godo Bank Ltd	227,000	1,805,473
Toho Holdings Co Ltd	152,700	2,725,008
Tokai Carbon Co Ltd	752,000	4,043,935
Tokyo Tatemono Co Ltd *	690,000	2,826,436
Tokyu REIT Inc	809	4,298,211
Tosoh Corp	1,465,000	4,082,290
Touei Housing Corp	213,900	2,268,391
Toyo Engineering Corp	577,000	2,758,252
Toyo Tire & Rubber Co Ltd	1,157,000	3,257,532
Tsubakimoto Chain Co	620,000	3,837,017
Tsuruha Holdings Inc	57,400	3,389,899
U-Shin Ltd	8,900	75,966
Uniden Corp Δ	747,000	3,022,095
Unipres Corp	103,300	3,213,098
United Arrows Ltd	286,700	6,019,323
Universal Entertainment Corp	87,300	1,962,823
Zeon Corp	272,000	2,530,717

		268,589,831

Luxembourg - 0.3%

AZ Electronic Materials SA	369,900	1,709,360
Millicom International Cellular SA SDR	23,800	2,699,503

		4,408,863

Mexico - 0.3%

Desarrolladora Homex SAB de CV ADR *	204,500	3,836,420

Multi-National - 0.0%

HKT Trust & HKT Ltd *	252,000	197,293

Netherlands - 0.9%

Aalberts Industries NV	197,357	4,077,836
AMG Advanced Metallurgical Group NV *	157,253	1,801,600
ASM International NV	81,064	3,117,453
Koninklijke Ten Cate NV	85,782	2,982,650

		11,979,539

New Zealand - 0.1%

Chorus Ltd *	358,360	1,085,837

Norway - 1.4%

Atea ASA	252,100	3,042,083
Electromagnetic Geoservices ASA *	891,370	2,635,198
Fred Olsen Energy ASA	114,849	4,507,452
Kongsberg Gruppen ASA	92,669	1,740,203
Norske Skogindustrier ASA *	2,163,557	2,164,037
Statoil Fuel & Retail ASA *	536,386	3,418,031

		17,507,004

Poland - 0.2%

Getin Holding SA *	3,812,800	2,919,694

Singapore - 1.1%

Mapletree Logistics Trust REIT	4,018,000	3,020,054
STX OSV Holdings Ltd	2,710,000	3,802,479
UOL Group Ltd	929,000	3,501,504
Yangzijiang Shipbuilding Holdings Ltd	3,127,000	3,306,177

		13,630,214

South Korea - 5.9%

Capro Corp	80,320	1,750,032
Chong Kun Dang Pharm Corp Δ	147,810	2,426,547
Daesang Corp	293,540	4,060,242
Dongbu Insurance Co Ltd *	72,800	3,146,821
Doosan Corp	17,467	2,330,235
Eugene Technology Co Ltd	108,550	3,600,046
Grand Korea Leisure Co Ltd	143,650	2,789,170
GS Home Shopping Inc	15,289	1,517,466
Handsome Co Ltd	116,790	3,433,803
Himart Co Ltd	75,644	4,070,250
HUMAX Co Ltd	264,489	2,395,080
Huvitz Co Ltd	26,956	243,584
Hyundai Corp	119,690	2,856,633
IsuPetasys Co Ltd	767,750	3,580,135
KH Vatec Co Ltd * Δ	432,099	3,064,917
LG International Corp	70,560	3,203,279
LIG Insurance Co Ltd *	150,310	3,464,480
Mando Corp	20,055	2,948,965
Meritz Fire & Marine Insurance Co Ltd *	266,300	3,033,740
Paradise Co Ltd	396,776	3,089,325
Seah Besteel Corp	77,565	3,256,740
Sejong Industrial Co Ltd	180,830	1,932,714
Simm Tech Co Ltd	555,661	7,044,790
Sungwoo Hitech Co Ltd	200,990	2,245,970
Youngone Corp	135,580	2,589,165

		74,074,129

Spain - 2.2%

Bolsas y Mercados Espanoles SA	102,483	2,628,007
Construcciones y Auxiliar de Ferrocarriles SA	8,316	4,511,737
Distribuidora Internacional de Alimentacion SA *	1,361,490	6,747,811
Endesa SA	111,216	2,216,512
Grupo Empresarial Ence SA Δ	886,456	2,206,395
Red Electrica Corp SA	93,965	4,595,971
Viscofan SA	117,009	5,239,352

		28,145,785

Sweden - 2.7%

AarhusKarlshamn AB	110,745	3,497,588
Billerud AB	466,500	4,321,971
Fabege AB	446,885	3,851,895
Haldex AB	411,817	2,705,426
Hufvudstaden AB ‘A’	213,030	2,251,419
Intrum Justitia AB	175,384	2,916,281
Meda AB ‘A’	504,681	4,813,754
Saab AB ‘B’	210,200	3,926,614
Trelleborg AB ‘B’	505,689	5,278,027

		33,562,975

Switzerland - 3.1%

Ascom Holding AG	65,936	633,401
Baloise Holding AG	85,305	6,873,367
Banque Cantonale Vaudoise	6,439	3,414,452
Bucher Industries AG	16,900	3,583,396
Dufry AG *	30,866	4,032,100
EFG International AG	197,500	1,923,716
Galenica AG	6,112	3,995,918
Helvetia Holding AG	8,908	3,301,802
OC Oerlikon Corp AG *	759,862	6,737,325
Schmolz + Bickenbach AG *	392,642	2,691,962
Vontobel Holding AG	59,670	1,514,439

		38,701,878

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
United Kingdom - 17.1%

Aberdeen Asset Management PLC	2,138,890	$8,792,071
Afren PLC *	1,662,819	3,552,684
Ashtead Group PLC	718,337	2,973,120
Babcock International Group PLC	477,514	6,080,851
Barratt Developments PLC *	422,046	953,311
Beazley PLC	2,962,101	6,606,448
Bellway PLC	560,356	7,338,367
Berkeley Group Holdings PLC *	190,704	4,030,471
Cable & Wireless Communications PLC	4,399,849	2,271,226
Cape PLC	648,684	4,279,458
Cookson Group PLC	338,654	3,750,873
Daily Mail & General Trust PLC	743,700	5,368,046
Debenhams PLC	3,791,576	4,896,830
Drax Group PLC	447,972	3,905,939
easyJet PLC	526,081	4,085,423
Fenner PLC	674,518	4,683,059
Ferrexpo PLC	850,392	4,152,427
Firstgroup PLC	1,220,613	4,638,531
GKN PLC	1,737,001	5,737,592
Go-Ahead Group PLC	186,593	3,716,809
Greene King PLC	441,883	3,624,002
Gulfsands Petroleum PLC *	379,181	894,216
Halfords Group PLC	1,018,519	5,065,765
Henderson Group PLC	2,407,961	4,921,034
IG Group Holdings PLC	908,867	6,548,749
Intermediate Capital Group PLC	894,609	4,139,946
Investec PLC	619,916	3,797,550
ITV PLC	5,759,962	8,133,681
Lamprell PLC	355,776	1,951,009
London Stock Exchange Group PLC	340,633	5,635,522
Melrose PLC	505,675	3,421,055
Micro Focus International PLC	591,565	4,473,866
Mondi PLC	570,699	5,376,898
Morgan Crucible Co PLC	1,373,464	7,068,934
National Express Group PLC	725,146	2,793,080
New World Resources PLC ‘A’	211,800	1,446,258
Northgate PLC *	690,681	2,333,126
Persimmon PLC	145,490	1,493,870
Petropavlovsk PLC	274,988	2,447,376
Resolution Ltd	668,017	2,793,093
Rightmove PLC	117,051	2,721,985
Senior PLC	484,788	1,549,411
SIG PLC	1,856,403	3,483,022
Spectris PLC	282,367	8,137,230
Stagecoach Group PLC	88,005	359,328
Tate & Lyle PLC	232,338	2,619,646
TT electronics PLC	325,920	848,643
TUI Travel PLC	1,428,485	4,481,551
Tullett Prebon PLC	949,435	5,318,201
Ultra Electronics Holdings PLC	98,815	2,763,262
Victrex PLC	161,100	3,475,575
WH Smith PLC	512,614	4,472,653
William Hill PLC	1,566,742	6,547,728

		216,950,801

United States - 0.6%

Gran Tierra Energy Inc *	425,600	2,683,868
Virgin Media Inc	206,100	5,148,378

		7,832,246

Total Common Stocks
(Cost $1,132,991,095)		1,233,958,585

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $17,045,122; collateralized by U.S. Treasury Notes: 0.125% due 09/30/13 and value $17,386,425)	$17,045,108	17,045,108

Total Short-Term Investment
(Cost $17,045,108)		17,045,108

TOTAL INVESTMENTS - 99.7%
(Cost $1,159,079,283)		1,262,264,594

OTHER ASSETS & LIABILITIES, NET - 0.3%		4,366,407

NET ASSETS - 100.0%		$1,266,631,001

Notes to Schedule of Investments

(a)	As of March 31, 2012, the portfolio was diversified as a percentage of net assets as follows:

Industrials	22.4%
Consumer Discretionary	20.5%
Financials	16.6%
Materials	10.1%
Information Technology	8.3%
Energy	6.6%
Health Care	4.9%
Consumer Staples	4.6%
Telecommunication Services	2.4%
Utilities	2.0%
Short-Term Investment	1.3%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	An investment with a total aggregate value of $2,288,124 or 0.2% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee and then subsequently approved by the Board.

(d)	As of March 31, 2012, 1.5% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of March 31, 2012 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	EUR	20,965,000	04/12	SSB	($390,913)
Sell	JPY	2,115,592,000	04/12	SSB	168,969

Total Forward Foreign Currency Contracts					($221,944)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Rights (1)	$18,315	$-	$18,315	$-
	Preferred Stocks (1)	11,242,586	-	11,242,586	-
	Common Stocks
	Australia	86,996,475	-	86,996,475	-
	Austria	15,857,398	-	15,857,398	-
	Bermuda	28,103,079	-	28,103,079	-
	Canada	126,435,600	126,435,600	-	-
	Cayman	9,913,120	-	9,913,120	-
	Denmark	15,630,700	-	15,630,700	-
	Finland	14,368,448	-	14,368,448	-
	France	94,366,619	-	94,366,619	-
	Germany	65,680,231	-	65,680,231	-
	Hong Kong	13,360,293	-	13,360,293	-
	Ireland	11,698,968	-	11,698,968	-
	Italy	28,125,145	-	28,125,145	-
	Japan	268,589,831	-	268,589,831	-
	Luxembourg	4,408,863	-	4,408,863	-
	Mexico	3,836,420	3,836,420	-	-
	Multi-National	197,293	-	197,293	-
	Netherlands	11,979,539	-	11,979,539	-
	New Zealand	1,085,837	-	1,085,837	-
	Norway	17,507,004	-	17,507,004	-
	Poland	2,919,694	-	2,919,694	-
	Singapore	13,630,214	-	13,630,214	-
	South Korea	74,074,129	-	74,074,129	-
	Spain	28,145,785	-	28,145,785	-
	Sweden	33,562,975	-	33,562,975	-
	Switzerland	38,701,878	-	38,701,878	-
	United Kingdom	216,950,801	-	216,950,801	-
	United States	7,832,246	7,832,246	-	-

		1,233,958,585	138,104,266	1,095,854,319	-
	Short-Term Investment	17,045,108	-	17,045,108	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	168,969	-	168,969	-

	Total Assets	1,262,433,563	138,104,266	1,124,329,297	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(390,913)	-	(390,913)	-

	Total Liabilities	(390,913)	-	(390,913)	-

	Total	$1,262,042,650	$138,104,266	$1,123,938,384	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

During the period ended March 31, 2012, investments with a total aggregate value of $1,283,130 were transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.0%

Germany - 1.0%

Volkswagen AG	88,395	$15,559,250

Total Preferred Stocks
(Cost $15,228,116)		15,559,250

COMMON STOCKS - 95.8%

Australia - 2.1%

Australia & New Zealand Banking Group Ltd	1,438,945	34,683,544

Belgium - 1.1%

Solvay SA	152,784	18,074,753

Canada - 0.7%

First Quantum Minerals Ltd	566,050	10,793,795

China - 1.1%

China Construction Bank Corp ‘H’	22,458,000	17,370,338

Finland - 1.4%

UPM-Kymmene OYJ	1,605,697	21,851,906

France - 9.2%

BNP Paribas	460,522	21,875,047
Cie de Saint-Gobain	362,451	16,197,666
GDF Suez	863,283	22,286,749
Sanofi	362,301	28,088,382
Schneider Electric SA	411,103	26,842,199
Sodexo	269,906	22,155,849
Suez Environnement Co	672,668	10,320,811

		147,766,703

Germany - 9.3%

Allianz SE	278,807	33,319,756
BASF SE	200,626	17,567,853
Bayer AG	455,100	32,037,962
Bayerische Motoren Werke AG	155,802	14,009,805
Deutsche Bank AG (XETR)	386,813	19,243,074
Deutsche Boerse AG	116,268	7,828,482
E.ON AG	1,086,397	26,021,251

		150,028,183

Hong Kong - 2.4%

CNOOC Ltd	7,149,000	14,614,475
Hutchison Whampoa Ltd	2,473,000	24,674,324

		39,288,799

Israel - 0.9%

Teva Pharmaceutical Industries Ltd ADR	307,910	13,874,425

Italy - 4.5%

ENI SPA	1,623,674	38,044,062
Snam Rete Gas SPA	4,564,906	21,946,062
UniCredit SPA	2,547,165	12,768,343

		72,758,467

Japan - 20.9%

Asahi Group Holdings Ltd	458,800	10,206,507
Bridgestone Corp	556,800	13,620,902
Canon Inc	447,800	21,353,298
East Japan Railway Co	183,100	11,574,859
Fujitsu Ltd	4,047,000	21,376,830
Hitachi Ltd	3,170,000	20,492,638
Honda Motor Co Ltd	771,500	29,656,003
Japan Tobacco Inc	4,791	27,157,007
JX Holdings Inc	2,382,200	14,902,357
KDDI Corp	2,480	16,136,981
Marubeni Corp	1,963,000	14,228,050
Mitsubishi Electric Corp	1,347,000	11,979,133
Mitsui & Co Ltd	536,600	8,831,784
Nippon Telegraph & Telephone Corp	378,600	17,227,695
Nissan Motor Co Ltd	2,592,400	27,785,379
Sumitomo Corp	2,028,400	29,610,360
Sumitomo Mitsui Financial Group Inc	1,211,300	40,219,351

		336,359,134

Luxembourg - 0.9%

ArcelorMittal	722,780	13,827,842

Netherlands - 3.2%

European Aeronautic Defence & Space Co NV	569,580	23,313,839
ING Groep NV CVA *	1,446,274	12,060,808
Koninklijke KPN NV	347,583	3,821,552
Unilever NV CVA	380,741	12,955,706

		52,151,905

New Zealand - 0.8%

Telecom Corp of New Zealand Ltd	6,765,050	13,433,745

South Africa - 0.7%

African Bank Investments Ltd	2,315,448	12,043,968

South Korea - 2.1%

KT Corp ADR *	639,792	8,758,753
Samsung Electronics Co Ltd	21,653	24,384,746

		33,143,499

Spain - 1.8%

Banco Bilbao Vizcaya Argentaria SA	1,719,884	13,673,056
Repsol YPF SA	582,987	14,646,099

		28,319,155

Sweden - 3.4%

Nordea Bank AB	2,622,370	23,854,075
Swedbank AB ‘A’	540,646	8,416,780
Telefonaktiebolaget LM Ericsson ‘B’	2,126,150	21,991,146

		54,262,001

Switzerland - 4.3%

Credit Suisse Group AG	555,931	15,838,464
Holcim Ltd	86,122	5,622,490
Roche Holding AG (XVTX)	140,525	24,466,347
Swiss Re AG	358,574	22,935,520

		68,862,821

Taiwan - 0.8%

Hon Hai Precision Industry Co Ltd	3,374,500	13,093,754

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

United Kingdom - 24.2%

Barclays PLC	7,615,217	$28,759,891
BP PLC	4,341,117	32,423,827
British American Tobacco PLC	538,121	27,175,498
Centrica PLC	4,605,782	23,336,981
Experian PLC	687,426	10,710,171
GlaxoSmithKline PLC	1,226,685	27,392,307
HSBC Holdings PLC (LI)	4,727,654	41,964,549
InterContinental Hotels Group PLC	781,141	18,134,441
Kingfisher PLC	3,928,043	19,260,583
Petropavlovsk PLC	413,149	3,677,000
Prudential PLC	2,910,158	34,813,453
Royal Dutch Shell PLC ‘A’ (LI)	1,483,334	51,781,711
SABMiller PLC	323,694	12,989,997
Vodafone Group PLC	21,009,781	58,010,714

		390,431,123

Total Common Stocks
(Cost $1,502,517,438)		1,542,419,860

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $30,709,895; collateralized by Federal Home Loan Bank: 0.210% due 08/20/13 and value $31,327,465)	$30,709,870	30,709,870

Total Short-Term Investment
(Cost $30,709,870)		30,709,870

TOTAL INVESTMENTS - 98.7%
(Cost $1,548,455,424)		1,588,688,980

OTHER ASSETS & LIABILITIES, NET - 1.3%		20,948,947

NET ASSETS - 100.0%		$1,609,637,927

Notes to Schedule of Investments

(a)	As of March 31, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	25.0%
Industrials	11.1%
Energy	10.3%
Consumer Discretionary	9.9%
Health Care	7.8%
Information Technology	7.6%
Telecommunication Services	7.3%
Utilities	6.5%
Materials	5.7%
Consumer Staples	5.6%
Short-Term Investment	1.9%

98.7%
Other Assets & Liabilities, Net	1.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Open futures contracts outstanding as of March 31, 2012 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
EURO STOXX 50 Index (06/12)	286	EUR 6,842,862	$62,521
FTSE 100 Index (06/12)	91	GBP 5,203,234	16,973

Total Futures Contracts			$79,494

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of March 31, 2012 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	AUD	96,591,344	05/12	CIT	($2,320,704)
Buy	AUD	4,789,458	05/12	WBC	(164,676)
Sell	AUD	1,490,000	05/12	CIT	25,306
Sell	AUD	1,800,000	05/12	HSB	73,667
Buy	CAD	1,563,587	05/12	CIT	3,814
Sell	CAD	11,758,134	05/12	WBC	(32,686)
Buy	CHF	7,850,000	05/12	RBC	107,906
Buy	CHF	57,620,903	05/12	WBC	716,729
Sell	CHF	2,900,000	05/12	CSF	22,167
Buy	EUR	3,593,311	05/12	BRC	(20,974)
Buy	EUR	8,420,000	05/12	CSF	176,677
Buy	EUR	6,082,611	05/12	HSB	43,046
Buy	EUR	7,440,331	05/12	RBC	58,804
Buy	EUR	7,429,004	05/12	RBS	106,406
Buy	EUR	2,436,010	05/12	SSB	4,647
Buy	EUR	7,092,133	05/12	WBC	136,259
Sell	EUR	15,484,918	05/12	BRC	(553,178)
Sell	EUR	3,057,622	05/12	CIT	(116,037)
Sell	EUR	6,903,810	05/12	CSF	72,378
Sell	EUR	11,078,247	05/12	HSB	(320,639)
Sell	EUR	3,484,450	05/12	RBC	(76,604)
Sell	EUR	39,436,980	05/12	SSB	(533,864)
Sell	EUR	25,991,778	05/12	WBC	(578,553)
Buy	GBP	1,869,776	05/12	BRC	31,191
Buy	GBP	2,488,232	05/12	CSF	11,203
Buy	GBP	15,256,608	05/12	HSB	48,917
Buy	GBP	10,361,114	05/12	RBC	453,304
Buy	GBP	11,241,534	05/12	WBC	296,632
Sell	GBP	3,048,952	05/12	BRC	(96,125)
Sell	GBP	4,078,978	05/12	CIT	(84,041)
Sell	GBP	12,604,916	05/12	CSF	(231,694)
Sell	GBP	1,780,053	05/12	RBS	(59,747)
Sell	GBP	52,953,598	05/12	SSB	(1,263,289)
Sell	GBP	2,972,779	05/12	WBC	(84,758)
Buy	HKD	174,144,401	05/12	CIT	(69,087)
Buy	JPY	315,855,093	05/12	CSF	(160,943)
Buy	JPY	611,513,468	05/12	RBC	(414,838)
Buy	JPY	611,634,482	05/12	WBC	(541,567)
Sell	JPY	744,326,452	05/12	HSB	250,983
Sell	JPY	267,424,398	05/12	RBC	(10,145)
Sell	JPY	410,195,224	05/12	RBS	(76,335)
Sell	JPY	2,199,035,227	05/12	SSB	2,046,053
Sell	JPY	201,164,978	05/12	WBC	(7,128)
Buy	NOK	21,778,998	05/12	CSF	89,784
Buy	NOK	38,611,718	05/12	HSB	151,154
Buy	NOK	23,854,613	05/12	WBC	71,727
Sell	NZD	12,326,330	05/12	HSB	119,384
Buy	SEK	30,438,415	05/12	HSB	100,827
Sell	SEK	23,400,000	05/12	CSF	20,631
Sell	SEK	32,927,026	05/12	WBC	(179,754)
Buy	SGD	6,013,649	05/12	BRC	4,534
Buy	SGD	31,323,458	05/12	HSB	(117,924)

Total Forward Foreign Currency Contracts					($2,871,160)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$15,559,250	$-	$15,559,250	$-
	Common Stocks
	Australia	34,683,544	-	34,683,544	-
	Belgium	18,074,753	-	18,074,753	-
	Canada	10,793,795	10,793,795	-	-
	China	17,370,338	-	17,370,338	-
	Finland	21,851,906	-	21,851,906	-
	France	147,766,703	-	147,766,703	-
	Germany	150,028,183	-	150,028,183	-
	Hong Kong	39,288,799	-	39,288,799	-
	Israel	13,874,425	13,874,425	-	-
	Italy	72,758,467	-	72,758,467	-
	Japan	336,359,134	-	336,359,134	-
	Luxembourg	13,827,842	-	13,827,842	-
	Netherlands	52,151,905	-	52,151,905	-
	New Zealand	13,433,745	-	13,433,745	-
	South Africa	12,043,968	-	12,043,968	-
	South Korea	33,143,499	8,758,753	24,384,746	-
	Spain	28,319,155	-	28,319,155	-
	Sweden	54,262,001	-	54,262,001	-
	Switzerland	68,862,821	-	68,862,821	-
	Taiwan	13,093,754	-	13,093,754	-
	United Kingdom	390,431,123	-	390,431,123	-

		1,542,419,860	33,426,973	1,508,992,887	-
	Short-Term Investment	30,709,870	-	30,709,870	-
	Derivatives:
	Equity Contracts
	Futures	79,494	79,494	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,244,130	-	5,244,130	-

	Total Assets - Derivatives	5,323,624	79,494	5,244,130	-

	Total Assets	1,594,012,604	33,506,467	1,560,506,137	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(8,115,290)	-	(8,115,290)	-

	Total Liabilities	(8,115,290)	-	(8,115,290)	-

	Total	$1,585,897,314	$33,506,467	$1,552,390,847	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	19,045,262	$340,338,831

TOTAL INVESTMENTS - 100.0%
(Cost $288,689,409)		340,338,831

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(144,544)

NET ASSETS - 100.0%		$340,194,287

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Mutual Fund	$340,338,831	$340,338,831	$-	$-

American Funds Asset Allocation Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series (a “Master Fund”). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Fund may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s website at
http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	8,659,963	$94,804,097
PD High Yield Bond Market Portfolio ‘P’	808,753	9,309,051
PD Large-Cap Growth Index Portfolio ‘P’	1,099,966	17,610,335
PD Large-Cap Value Index Portfolio ‘P’	1,464,244	22,319,863
PD Small-Cap Growth Index Portfolio ‘P’	192,330	2,988,663
PD Small-Cap Value Index Portfolio ‘P’	424,614	5,978,257
PD Emerging Markets Portfolio ‘P’	95,747	1,443,462
PD International Large-Cap Portfolio ‘P’	1,295,266	16,931,350

Total Affiliated Mutual Funds (Cost $165,886,173)		171,385,078

TOTAL INVESTMENTS - 100.0%
(Cost $165,886,173)		171,385,078

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(41,340)

NET ASSETS - 100.0%		$171,343,738

PACIFIC SELECT FUND
PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	11,983,940	$131,193,011
PD High Yield Bond Market Portfolio ‘P’	1,672,931	19,256,061
PD Large-Cap Growth Index Portfolio ‘P’	3,931,116	62,936,734
PD Large-Cap Value Index Portfolio ‘P’	4,895,319	74,620,670
PD Small-Cap Growth Index Portfolio ‘P’	838,361	13,027,495
PD Small-Cap Value Index Portfolio ‘P’	1,119,757	15,765,364
PD Emerging Markets Portfolio ‘P’	972,737	14,664,745
PD International Large-Cap Portfolio ‘P’	4,150,791	54,257,955

Total Affiliated Mutual Funds (Cost $364,225,107)		385,722,035

TOTAL INVESTMENTS - 100.0%
(Cost $364,225,107)		385,722,035

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(81,380)

NET ASSETS - 100.0%		$385,640,655

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$171,385,078	$171,385,078	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$385,722,035	$385,722,035	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PACIFIC DYNAMIX - GROWTH PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	4,408,567	$48,262,350
PD Large-Cap Growth Index Portfolio ‘P’	3,058,102	48,959,877
PD Large-Cap Value Index Portfolio ‘P’	3,727,858	56,824,735
PD Small-Cap Growth Index Portfolio ‘P’	902,603	14,025,778
PD Small-Cap Value Index Portfolio ‘P’	1,242,719	17,496,577
PD Emerging Markets Portfolio ‘P’	792,888	11,953,387
PD International Large-Cap Portfolio ‘P’	3,450,828	45,108,235

Total Affiliated Mutual Funds (Cost $225,046,484)		242,630,939

TOTAL INVESTMENTS - 100.0%
(Cost $225,046,484)		242,630,939

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(50,887)

NET ASSETS - 100.0%		$242,580,052

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	47,101,897	$503,239,122
Floating Rate Loan Portfolio ‘P’	35,952,110	276,547,943
High Yield Bond Portfolio ‘P’	24,577,317	163,947,170
Inflation Managed Portfolio ‘P’	25,049,685	333,640,959
Inflation Protected Portfolio ‘P’	22,528,741	236,671,436
Managed Bond Portfolio ‘P’	52,606,895	647,853,756
Short Duration Bond Portfolio ‘P’	39,160,848	375,228,635
Comstock Portfolio ‘P’	11,444,484	108,320,644
Equity Index Portfolio ‘P’	2,321,078	72,538,938
Large-Cap Growth Portfolio ‘P’ *	10,423,460	74,569,423
Large-Cap Value Portfolio ‘P’	11,097,356	144,953,396
Long/Short Large-Cap Portfolio ‘P’	7,068,312	72,961,565
Mid-Cap Equity Portfolio ‘P’	6,844,276	105,971,132
International Large-Cap Portfolio ‘P’	15,896,850	108,120,866
International Value Portfolio ‘P’	6,695,858	70,681,508

Total Affiliated Mutual Funds (Cost $3,153,763,612)		3,295,246,493

TOTAL INVESTMENTS - 100.0%
(Cost $3,153,763,612)		3,295,246,493

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(281,082)

NET ASSETS - 100.0%		$3,294,965,411

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$242,630,939	$242,630,939	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$3,295,246,493	$3,295,246,493	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	50,734,460	$542,049,605
Floating Rate Loan Portfolio ‘P’	35,334,980	271,800,904
High Yield Bond Portfolio ‘P’	31,707,120	211,507,733
Inflation Managed Portfolio ‘P’	27,407,876	365,050,105
Inflation Protected Portfolio ‘P’	22,332,412	234,608,931
Managed Bond Portfolio ‘P’	62,163,623	765,544,825
Short Duration Bond Portfolio ‘P’	39,246,587	376,050,163
American Funds Growth Portfolio ‘P’	4,872,767	44,775,338
Comstock Portfolio ‘P’	18,595,272	176,001,982
Dividend Growth Portfolio ‘P’	7,938,909	87,465,030
Equity Index Portfolio ‘P’	4,246,757	132,720,773
Growth LT Portfolio ‘P’	2,056,533	44,589,497
Large-Cap Growth Portfolio ‘P’ *	12,681,226	90,721,481
Large-Cap Value Portfolio ‘P’	16,957,263	221,495,366
Long/Short Large-Cap Portfolio ‘P’	12,884,729	133,000,646
Main Street Core Portfolio ‘P’	4,028,103	90,277,318
Mid-Cap Equity Portfolio ‘P’	5,593,214	86,600,715
Mid-Cap Growth Portfolio ‘P’ *	8,199,494	88,924,465
Mid-Cap Value Portfolio ‘P’	5,777,667	87,062,476
Small-Cap Equity Portfolio ‘P’	2,809,272	42,926,648
Emerging Markets Portfolio ‘P’	2,668,143	42,876,725
International Large-Cap Portfolio ‘P’	25,709,266	174,859,052
International Small-Cap Portfolio ‘P’	10,190,635	85,882,085
International Value Portfolio ‘P’	8,142,024	85,947,241

Total Affiliated Mutual Funds (Cost $4,285,607,694)		4,482,739,104

TOTAL INVESTMENTS - 100.0%
(Cost $4,285,607,694)		4,482,739,104

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(347,052)

NET ASSETS - 100.0%		$4,482,392,052

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	113,196,609	$1,209,398,455
Floating Rate Loan Portfolio ‘P’	59,354,014	456,558,197
High Yield Bond Portfolio ‘P’	92,317,379	615,818,773
Inflation Managed Portfolio ‘P’	67,519,567	899,304,455
Inflation Protected Portfolio ‘P’	56,340,092	591,870,189
Managed Bond Portfolio ‘P’	172,885,641	2,129,086,151
Short Duration Bond Portfolio ‘P’	46,650,923	446,996,498
American Funds Growth Portfolio ‘P’	18,636,317	171,247,126
American Funds Growth-Income Portfolio ‘P’	51,125,551	513,382,741
Comstock Portfolio ‘P’	82,279,669	778,767,028
Dividend Growth Portfolio ‘P’	28,808,118	317,386,552
Equity Index Portfolio ‘P’	19,995,014	624,889,456
Growth LT Portfolio ‘P’	13,990,683	303,344,290
Large-Cap Growth Portfolio ‘P’ *	63,690,777	455,643,757
Large-Cap Value Portfolio ‘P’	83,363,213	1,088,888,282
Long/Short Large-Cap Portfolio ‘P’	60,185,676	621,257,429
Main Street Core Portfolio ‘P’	13,991,621	313,578,360
Mid-Cap Equity Portfolio ‘P’	30,606,271	473,882,273
Mid-Cap Growth Portfolio ‘P’ *	28,785,444	312,181,481
Mid-Cap Value Portfolio ‘P’	31,415,573	473,394,799
Small-Cap Equity Portfolio ‘P’	10,073,579	153,927,772
Small-Cap Growth Portfolio ‘P’ *	12,103,949	156,177,639
Small-Cap Value Portfolio ‘P’	10,364,140	154,538,561
Emerging Markets Portfolio ‘P’	28,161,814	452,556,769
International Large-Cap Portfolio ‘P’	114,514,920	778,862,009
International Small-Cap Portfolio ‘P’	55,229,521	465,449,553
International Value Portfolio ‘P’	44,362,116	468,286,718

Total Affiliated Mutual Funds (Cost $14,654,111,428)		15,426,675,313

TOTAL INVESTMENTS - 100.0%
(Cost $14,654,111,428)		15,426,675,313

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,252,067)

NET ASSETS - 100.0%		$15,425,423,246

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$4,482,739,104	$4,482,739,104	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$15,426,675,313	$15,426,675,313	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	60,546,713	$646,884,234
Inflation Managed Portfolio ‘P’	38,441,388	512,007,308
Inflation Protected Portfolio ‘P’	36,012,735	378,324,984
Managed Bond Portfolio ‘P’	84,784,432	1,044,120,032
Short Duration Bond Portfolio ‘P’	39,993,817	383,209,913
American Funds Growth Portfolio ‘P’	32,610,043	299,650,192
American Funds Growth-Income Portfolio ‘P’	44,730,041	449,161,536
Comstock Portfolio ‘P’	87,050,399	823,921,405
Dividend Growth Portfolio ‘P’	37,598,356	414,230,905
Equity Index Portfolio ‘P’	22,159,852	692,545,545
Growth LT Portfolio ‘P’	12,728,307	275,973,604
Large-Cap Growth Portfolio ‘P’ *	58,714,262	420,041,773
Large-Cap Value Portfolio ‘P’	74,340,628	971,035,494
Long/Short Large-Cap Portfolio ‘P’	53,546,708	552,727,697
Main Street Core Portfolio ‘P’	18,816,502	421,712,945
Mid-Cap Equity Portfolio ‘P’	44,024,941	681,645,917
Mid-Cap Growth Portfolio ‘P’ *	37,720,880	409,087,318
Mid-Cap Value Portfolio ‘P’	27,307,590	411,492,450
Small-Cap Equity Portfolio ‘P’	44,168,945	674,916,760
Small-Cap Growth Portfolio ‘P’ *	20,946,107	270,268,291
Small-Cap Value Portfolio ‘P’	8,973,913	133,809,042
Real Estate Portfolio ‘P’	16,053,423	273,913,067
Emerging Markets Portfolio ‘P’	33,061,396	531,292,429
International Large-Cap Portfolio ‘P’	119,139,460	810,315,360
International Small-Cap Portfolio ‘P’	62,587,095	527,455,874
International Value Portfolio ‘P’	49,127,311	518,588,139

Total Affiliated Mutual Funds (Cost $12,798,023,850)		13,528,332,214

TOTAL INVESTMENTS - 100.0%
(Cost $12,798,023,850)		13,528,332,214

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,083,782)

NET ASSETS - 100.0%		$13,527,248,432

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	5,100,074	$54,489,453
Managed Bond Portfolio ‘P’	8,836,817	108,825,372
American Funds Growth Portfolio ‘P’	7,335,776	67,407,659
American Funds Growth-Income Portfolio ‘P’	10,062,230	101,040,969
Comstock Portfolio ‘P’	21,520,345	203,687,444
Dividend Growth Portfolio ‘P’	7,900,251	87,039,122
Equity Index Portfolio ‘P’	5,640,463	176,277,245
Growth LT Portfolio ‘P’	2,661,629	57,709,124
Large-Cap Growth Portfolio ‘P’ *	16,187,521	115,805,508
Large-Cap Value Portfolio ‘P’	17,825,327	232,833,993
Long/Short Large-Cap Portfolio ‘P’	14,087,183	145,412,792
Main Street Core Portfolio ‘P’	3,974,107	89,067,153
Mid-Cap Equity Portfolio ‘P’	11,084,471	171,622,813
Mid-Cap Growth Portfolio ‘P’ *	10,781,045	116,921,678
Mid-Cap Value Portfolio ‘P’	7,643,507	115,178,430
Small-Cap Equity Portfolio ‘P’	9,062,402	138,476,643
Small-Cap Growth Portfolio ‘P’ *	4,201,214	54,208,401
Small-Cap Index Portfolio ‘P’	4,346,364	53,836,583
Small-Cap Value Portfolio ‘P’	3,803,089	56,707,445
Real Estate Portfolio ‘P’	4,935,453	84,211,648
Emerging Markets Portfolio ‘P’	8,754,174	140,678,466
International Large-Cap Portfolio ‘P’	33,949,005	230,900,833
International Small-Cap Portfolio ‘P’	17,053,391	143,718,306
International Value Portfolio ‘P’	13,380,213	141,241,592

Total Affiliated Mutual Funds (Cost $2,728,817,751)		2,887,298,672

TOTAL INVESTMENTS - 100.0%
(Cost $2,728,817,751)		2,887,298,672

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(237,600)

NET ASSETS - 100.0%		$2,887,061,072

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$13,528,332,214	$13,528,332,214	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,887,298,672	$2,887,298,672	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 23.1%

Consumer Discretionary - 1.6%

AutoZone Inc 4.000% due 11/15/20	$50,000	$51,927
Best Buy Co Inc 5.500% due 03/15/21	25,000	24,485
CBS Corp
5.900% due 10/15/40	50,000	55,421
8.875% due 05/15/19	25,000	32,882
Comcast Corp
4.950% due 06/15/16	200,000	224,819
5.700% due 07/01/19	100,000	117,609
6.950% due 08/15/37	200,000	253,350
Cox Communications Inc 5.450% due 12/15/14	25,000	27,806
DIRECTV Holdings LLC
3.550% due 03/15/15	88,000	92,996
3.800% due 03/15/22 ~	100,000	98,789
5.200% due 03/15/20	35,000	38,540
6.375% due 03/01/41	50,000	56,460
Discovery Communications Inc 5.050% due 06/01/20	50,000	56,601
Johnson Controls Inc 5.000% due 03/30/20	50,000	56,308
Lowe’s Cos Inc
5.500% due 10/15/35	100,000	111,482
6.875% due 02/15/28	50,000	63,762
Macy’s Retail Holdings Inc
3.875% due 01/15/22	100,000	100,450
5.750% due 07/15/14	60,000	65,798
McDonald’s Corp
3.500% due 07/15/20	50,000	53,648
3.700% due 02/15/42	200,000	185,018
4.875% due 07/15/40	10,000	11,130
NBCUniversal Media LLC
3.650% due 04/30/15	100,000	106,801
6.400% due 04/30/40	125,000	150,405
News America Inc
6.400% due 12/15/35	50,000	56,715
6.900% due 03/01/19	150,000	182,613
6.900% due 08/15/39	150,000	177,862
Nordstrom Inc 6.750% due 06/01/14	20,000	22,538
Omnicom Group Inc 4.450% due 08/15/20	50,000	53,875
Princeton University 5.700% due 03/01/39	50,000	63,976
Reed Elsevier Capital Inc 8.625% due 01/15/19	50,000	63,108
Staples Inc 9.750% due 01/15/14	50,000	56,830
Target Corp
6.000% due 01/15/18	100,000	122,023
7.000% due 01/15/38	125,000	168,406
The Home Depot Inc
5.400% due 03/01/16	50,000	57,741
5.875% due 12/16/36	75,000	89,910
The Walt Disney Co
2.750% due 08/16/21	50,000	49,884
4.500% due 12/15/13	100,000	106,739
Thomson Reuters Corp (Canada)
4.700% due 10/15/19	25,000	27,443
5.850% due 04/15/40	25,000	27,704
Time Warner Cable Inc
4.000% due 09/01/21	100,000	102,619
5.000% due 02/01/20	50,000	55,280
5.875% due 11/15/40	50,000	53,905
6.750% due 06/15/39	50,000	59,649
7.500% due 04/01/14	100,000	112,601
Time Warner Inc
3.150% due 07/15/15	100,000	105,984
4.700% due 01/15/21	50,000	54,705
7.700% due 05/01/32	150,000	195,725
TJX Cos Inc 4.200% due 08/15/15	25,000	27,308
Trustees of Dartmouth College 4.750% due 06/01/19	25,000	28,798
Viacom Inc
1.250% due 02/27/15	50,000	49,984
5.625% due 09/15/19	25,000	28,938
6.875% due 04/30/36	50,000	62,881
Yale University 2.900% due 10/15/14	50,000	52,890
Yum! Brands Inc
4.250% due 09/15/15	25,000	27,142
6.875% due 11/15/37	25,000	31,946

		4,414,209

Consumer Staples - 1.7%

Altria Group Inc
4.750% due 05/05/21	200,000	215,306
7.750% due 02/06/14	100,000	112,057
9.950% due 11/10/38	50,000	76,089
Anheuser-Busch InBev Worldwide Inc
4.125% due 01/15/15	150,000	162,644
5.375% due 01/15/20	200,000	235,344
6.375% due 01/15/40	50,000	66,338
Archer-Daniels-Midland Co 5.765% due 03/01/41	50,000	60,272
Beam Inc 5.875% due 01/15/36	100,000	99,812
Bunge Ltd Finance Corp 8.500% due 06/15/19	10,000	12,230
Colgate-Palmolive Co 0.600% due 11/15/14	100,000	99,790
ConAgra Foods Inc 5.875% due 04/15/14	100,000	109,272
CVS Caremark Corp
5.750% due 06/01/17	100,000	118,117
6.125% due 09/15/39	50,000	58,439
6.600% due 03/15/19	25,000	30,874
Diageo Capital PLC (United Kingdom)
5.750% due 10/23/17	100,000	120,302
7.375% due 01/15/14	100,000	111,567
Dr Pepper Snapple Group Inc 3.200% due 11/15/21	50,000	49,598
General Mills Inc
5.400% due 06/15/40	45,000	50,125
5.650% due 02/15/19	100,000	118,863
Kellogg Co
3.250% due 05/21/18	65,000	68,694
7.450% due 04/01/31	25,000	32,789
Kimberly-Clark Corp 7.500% due 11/01/18	50,000	67,038
Kraft Foods Inc
5.375% due 02/10/20	100,000	115,755
6.125% due 02/01/18	100,000	120,121
6.500% due 02/09/40	100,000	123,123
Lorillard Tobacco Co 3.500% due 08/04/16	45,000	46,889
PepsiCo Inc
3.100% due 01/15/15	100,000	106,508
5.000% due 06/01/18	100,000	116,844
Philip Morris International Inc
6.375% due 05/16/38	100,000	124,356
6.875% due 03/17/14	100,000	112,170

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Reynolds American Inc 7.250% due 06/01/13	$50,000	$53,284
Safeway Inc 3.950% due 08/15/20	60,000	59,584
Sara Lee Corp 6.125% due 11/01/32	25,000	26,137
The Clorox Co
3.550% due 11/01/15	25,000	26,480
3.800% due 11/15/21	100,000	101,220
The Coca-Cola Co
1.800% due 09/01/16	100,000	102,213
3.300% due 09/01/21	100,000	104,210
The Hershey Co 1.500% due 11/01/16	100,000	100,787
The Kroger Co
2.200% due 01/15/17	50,000	50,838
3.900% due 10/01/15	100,000	108,951
The Pepsi Bottling Group Inc 7.000% due 03/01/29	100,000	135,278
The Procter & Gamble Co
3.500% due 02/15/15	150,000	161,085
5.500% due 02/01/34	50,000	61,104
Unilever Capital Corp 5.900% due 11/15/32	50,000	63,095
Wal-Mart Stores Inc
1.500% due 10/25/15	100,000	102,128
3.200% due 05/15/14	50,000	52,827
3.250% due 10/25/20	100,000	104,817
5.000% due 10/25/40	100,000	110,760
6.500% due 08/15/37	150,000	197,593
Walgreen Co 5.250% due 01/15/19	25,000	28,844

		4,692,561

Energy - 2.3%

Anadarko Petroleum Corp
6.375% due 09/15/17	100,000	118,933
6.450% due 09/15/36	50,000	57,910
Apache Corp
5.250% due 02/01/42	25,000	27,976
5.625% due 01/15/17	50,000	58,842
6.000% due 01/15/37	25,000	30,484
Baker Hughes Inc 5.125% due 09/15/40	50,000	56,920
BP Capital Markets PLC (United Kingdom)
3.561% due 11/01/21	100,000	103,139
3.625% due 05/08/14	150,000	157,771
Buckeye Partners LP 5.500% due 08/15/19	25,000	26,960
Canadian Natural Resources Ltd (Canada) 6.750% due 02/01/39	90,000	115,516
Cenovus Energy Inc (Canada) 5.700% due 10/15/19	50,000	59,641
Chevron Corp 4.950% due 03/03/19	50,000	59,132
Cimarex Energy Co 5.875% due 05/01/22	67,000	68,508
ConocoPhillips
4.600% due 01/15/15	100,000	110,337
5.750% due 02/01/19	150,000	182,742
6.500% due 02/01/39	50,000	66,444
Devon Energy Corp 6.300% due 01/15/19	50,000	61,089
Devon Financing Corp ULC (Canada) 7.875% due 09/30/31	50,000	69,015
Diamond Offshore Drilling Inc 5.700% due 10/15/39	25,000	27,846
El Paso Natural Gas Co 5.950% due 04/15/17	50,000	55,426
Enbridge Energy Partners LP
5.200% due 03/15/20	15,000	16,670
7.500% due 04/15/38	50,000	64,258
Encana Corp (Canada) 5.900% due 12/01/17	100,000	116,672
Energy Transfer Partners LP
6.125% due 02/15/17	50,000	55,911
9.000% due 04/15/19	50,000	62,074
Ensco PLC (United Kingdom) 4.700% due 03/15/21	100,000	108,047
Enterprise Products Operating LLC
6.125% due 10/15/39	115,000	129,580
6.500% due 01/31/19	100,000	118,808
9.750% due 01/31/14	25,000	28,699
EOG Resources Inc 5.625% due 06/01/19	100,000	118,220
EQT Corp 8.125% due 06/01/19	25,000	29,244
Halliburton Co 7.450% due 09/15/39	25,000	35,100
Hess Corp
5.600% due 02/15/41	50,000	54,401
7.125% due 03/15/33	50,000	63,096
Husky Energy Inc (Canada) 5.900% due 06/15/14	50,000	54,751
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	100,000	99,174
5.300% due 09/15/20	50,000	55,003
5.625% due 02/15/15	35,000	38,874
6.850% due 02/15/20	50,000	59,650
6.950% due 01/15/38	50,000	57,130
Marathon Oil Corp 6.000% due 10/01/17	50,000	58,503
Nexen Inc (Canada) 6.200% due 07/30/19	50,000	58,097
Noble Energy Inc 4.150% due 12/15/21	100,000	102,371
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	200,000	201,835
NuStar Logistics LP 4.800% due 09/01/20	25,000	25,435
Occidental Petroleum Corp 4.100% due 02/01/21	100,000	109,542
Petro-Canada (Canada) 6.800% due 05/15/38	200,000	255,315
Petrobras International Finance Co (Cayman)
3.500% due 02/06/17	100,000	102,724
3.875% due 01/27/16	100,000	105,742
5.750% due 01/20/20	25,000	27,811
6.875% due 01/20/40	50,000	59,078
7.875% due 03/15/19	100,000	123,846
Petroleos Mexicanos (Mexico)
4.875% due 03/15/15	50,000	54,375
4.875% due 01/24/22 ~	100,000	105,250
5.500% due 01/21/21	100,000	110,750
6.500% due 06/02/41 ~	100,000	113,000
Phillips 66 4.300% due 04/01/22 ~	100,000	101,885
Plains All American Pipeline LP
5.000% due 02/01/21	50,000	54,980
6.700% due 05/15/36	100,000	116,820
Rowan Cos Inc 7.875% due 08/01/19	30,000	35,846
Shell International Finance BV (Netherlands)
3.100% due 06/28/15	100,000	107,124
4.300% due 09/22/19	100,000	113,517
6.375% due 12/15/38	50,000	66,191
Spectra Energy Capital LLC 6.200% due 04/15/18	25,000	29,230

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Statoil ASA (Norway) 5.250% due 04/15/19	$100,000	$117,361
Talisman Energy Inc (Canada) 6.250% due 02/01/38	100,000	109,696
Total Capital SA (France) 3.000% due 06/24/15	100,000	103,895
TransCanada Pipelines Ltd (Canada)
7.125% due 01/15/19	100,000	126,904
7.625% due 01/15/39	50,000	70,781
Transocean Inc (Cayman) 6.000% due 03/15/18	100,000	110,814
Valero Energy Corp
6.125% due 02/01/20	50,000	57,517
6.625% due 06/15/37	50,000	54,448
Weatherford International Ltd (Bermuda)
6.750% due 09/15/40	100,000	111,512
9.625% due 03/01/19	100,000	132,671
Williams Partners LP
3.800% due 02/15/15	50,000	53,166
6.300% due 04/15/40	20,000	23,263

		6,191,288

Financials - 9.4%

Abbey National Treasury Services PLC (United Kingdom) 4.000% due 04/27/16	100,000	99,287
ACE INA Holdings Inc
2.600% due 11/23/15	100,000	104,091
5.900% due 06/15/19	15,000	17,970
Aflac Inc 6.900% due 12/17/39	15,000	17,610
African Development Bank (Multi-National) 2.500% due 03/15/16	100,000	105,866
American Express Co
4.875% due 07/15/13	25,000	26,184
7.000% due 03/19/18	100,000	122,888
American Express Credit Corp
2.750% due 09/15/15	100,000	103,838
2.800% due 09/19/16	200,000	205,652
American International Group Inc
5.050% due 10/01/15	100,000	106,627
5.850% due 01/16/18	200,000	217,984
8.175% due 05/15/68 §	50,000	53,175
American Tower Corp REIT 4.700% due 03/15/22	200,000	201,926
Ameriprise Financial Inc 7.300% due 06/28/19	20,000	24,392
Aon Corp 5.000% due 09/30/20	50,000	55,204
Asian Development Bank (Multi-National)
0.875% due 06/10/14	200,000	201,763
1.875% due 10/23/18	100,000	101,458
2.625% due 02/09/15	150,000	158,500
2.750% due 05/21/14	50,000	52,416
AXA SA (France) 8.600% due 12/15/30	25,000	27,618
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	52,393
Bank of America Corp
3.750% due 07/12/16	200,000	201,154
4.500% due 04/01/15	200,000	207,297
5.625% due 07/01/20	200,000	208,781
6.500% due 08/01/16	200,000	220,064
Bank of Montreal (Canada) 2.500% due 01/11/17	200,000	204,140
Bank of Nova Scotia (Canada)
2.375% due 12/17/13	50,000	51,452
2.550% due 01/12/17	200,000	205,237
3.400% due 01/22/15	50,000	52,975
Barclays Bank PLC (United Kingdom)
2.375% due 01/13/14	100,000	100,759
5.000% due 09/22/16	150,000	161,464
BB&T Corp
2.150% due 03/22/17	100,000	99,803
3.375% due 09/25/13	50,000	51,737
3.950% due 04/29/16	50,000	54,155
Berkshire Hathaway Finance Corp
2.450% due 12/15/15	100,000	104,355
5.750% due 01/15/40	25,000	29,267
Berkshire Hathaway Inc 3.400% due 01/31/22	100,000	101,098
BlackRock Inc
3.500% due 12/10/14	25,000	26,783
5.000% due 12/10/19	100,000	114,530
BNP Paribas (France) 3.250% due 03/11/15	100,000	101,031
Boston Properties LP REIT
3.700% due 11/15/18	100,000	103,548
5.875% due 10/15/19	25,000	28,690
Canadian Imperial Bank of Commerce (Canada) 2.350% due 12/11/15	100,000	102,742
Capital One Bank USA NA 8.800% due 07/15/19	50,000	61,203
Capital One Financial Corp
4.750% due 07/15/21	100,000	105,380
7.375% due 05/23/14	15,000	16,612
Caterpillar Financial Services Corp
2.000% due 04/05/13	50,000	50,808
2.650% due 04/01/16	200,000	209,895
Citigroup Inc
3.953% due 06/15/16	250,000	257,111
4.500% due 01/14/22	60,000	60,330
4.875% due 05/07/15	100,000	103,752
5.000% due 09/15/14	100,000	103,613
6.000% due 12/13/13	250,000	264,964
6.000% due 08/15/17	100,000	111,287
6.125% due 11/21/17	100,000	111,723
8.125% due 07/15/39	200,000	259,330
CME Group Inc 5.400% due 08/01/13	50,000	52,986
CNA Financial Corp
6.500% due 08/15/16	50,000	56,230
7.350% due 11/15/19	15,000	17,531
Comerica Inc 3.000% due 09/16/15	100,000	103,822
Corp Andina de Fomento (Multi-National) 8.125% due 06/04/19	25,000	31,101
Council of Europe Development Bank (Multi-National) 1.500% due 02/22/17	100,000	99,359
Credit Suisse NY (Switzerland)
4.375% due 08/05/20	100,000	104,086
5.500% due 05/01/14	300,000	321,823
Daimler Finance North America LLC 8.500% due 01/18/31	50,000	72,815
Deutsche Bank AG (Germany) 3.250% due 01/11/16	300,000	308,017
Discover Bank 8.700% due 11/18/19	100,000	124,584
Duke Realty Corp 6.750% due 03/15/20	25,000	29,273
ERP Operating LP 4.750% due 07/15/20	100,000	106,927
European Bank for Reconstruction & Development (Multi-National) 5.000% due 05/19/14	100,000	108,814

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value

European Investment Bank (Multi-National)
1.125% due 08/15/14	$200,000	$202,433
1.500% due 05/15/14	350,000	356,016
2.250% due 03/15/16	500,000	519,130
2.875% due 01/15/15	50,000	52,712
2.875% due 09/15/20	100,000	102,241
3.000% due 04/08/14	100,000	104,577
4.250% due 07/15/13	100,000	104,641
4.875% due 02/15/36	25,000	27,050
5.125% due 05/30/17	150,000	175,927
Export-Import Bank of Korea (South Korea)
5.000% due 04/11/22	100,000	105,958
5.875% due 01/14/15	100,000	109,424
Fifth Third Bancorp
5.450% due 01/15/17	50,000	55,130
8.250% due 03/01/38	25,000	33,203
First Horizon National Corp 5.375% due 12/15/15	50,000	53,167
General Electric Capital Corp
3.350% due 10/17/16	400,000	424,697
4.625% due 01/07/21	200,000	213,753
5.300% due 02/11/21	100,000	108,457
5.900% due 05/13/14	300,000	329,879
6.750% due 03/15/32	100,000	119,530
6.875% due 01/10/39	100,000	123,561
Genworth Financial Inc 7.700% due 06/15/20	50,000	52,409
Goldman Sachs Capital I 6.345% due 02/15/34	100,000	93,356
HCP Inc REIT 5.650% due 12/15/13	125,000	132,665
Health Care REIT Inc 6.200% due 06/01/16	100,000	110,107
Healthcare Realty Trust Inc REIT 6.500% due 01/17/17	25,000	27,431
Hospitality Properties Trust 7.875% due 08/15/14	25,000	27,430
HSBC Bank USA NA 4.875% due 08/24/20	100,000	102,606
HSBC Finance Corp
5.500% due 01/19/16	200,000	216,873
6.676% due 01/15/21	211,000	225,529
HSBC Holdings PLC (United Kingdom)
4.875% due 01/14/22	100,000	106,111
6.500% due 09/15/37	100,000	112,287
Inter-American Development Bank (Multi-National)
1.125% due 03/15/17	200,000	199,820
4.250% due 09/10/18	125,000	145,269
International Bank for Reconstruction & Development (Multi-National)
0.500% due 11/26/13	300,000	301,347
2.125% due 03/15/16	250,000	262,138
2.375% due 05/26/15	100,000	105,400
International Finance Corp (Multi-National)
2.125% due 11/17/17	200,000	207,786
3.500% due 05/15/13	25,000	25,867
Jefferies Group Inc 8.500% due 07/15/19	25,000	27,875
JPMorgan Chase & Co
2.050% due 01/24/14	100,000	101,771
3.450% due 03/01/16	400,000	417,369
4.350% due 08/15/21	200,000	204,660
4.400% due 07/22/20	50,000	51,943
5.125% due 09/15/14	100,000	107,210
5.600% due 07/15/41	100,000	109,345
6.125% due 06/27/17	100,000	114,227
6.300% due 04/23/19	100,000	115,685
6.400% due 05/15/38	100,000	118,983
JPMorgan Chase Capital Trust XXVII 7.000% due 11/01/39	150,000	152,775
KeyCorp
5.100% due 03/24/21	100,000	110,380
6.500% due 05/14/13	25,000	26,384
Kimco Realty Corp 6.875% due 10/01/19	25,000	29,264
Kreditanstalt fuer Wiederaufbau (Germany)
1.000% due 01/12/15	200,000	201,553
1.250% due 10/26/15	100,000	100,987
2.375% due 08/25/21	100,000	97,905
2.625% due 02/16/16	500,000	529,481
3.500% due 03/10/14	250,000	263,987
4.000% due 01/27/20	100,000	112,214
4.500% due 07/16/18	100,000	115,758
Landwirtschaftliche Rentenbank (Germany)
3.125% due 07/15/15	150,000	160,040
5.125% due 02/01/17	100,000	116,698
Lincoln National Corp 8.750% due 07/01/19	115,000	145,739
Lloyds TSB Bank PLC (United Kingdom) 4.875% due 01/21/16	100,000	103,755
Mack-Cali Realty LP REIT 7.750% due 08/15/19	25,000	30,221
Markel Corp 7.125% due 09/30/19	25,000	28,122
Marsh & McLennan Cos Inc 5.750% due 09/15/15	25,000	28,062
Merrill Lynch & Co Inc
5.000% due 01/15/15	100,000	104,392
6.050% due 05/16/16	100,000	105,368
6.110% due 01/29/37	150,000	142,840
6.875% due 04/25/18	200,000	222,562
MetLife Inc
5.875% due 02/06/41	50,000	59,859
6.750% due 06/01/16	250,000	297,236
Morgan Stanley
2.875% due 07/28/14	100,000	99,593
4.750% due 04/01/14	50,000	50,838
5.500% due 07/28/21	50,000	48,934
5.750% due 01/25/21	200,000	196,624
5.950% due 12/28/17	200,000	206,117
6.000% due 04/28/15	200,000	209,483
6.250% due 08/09/26	100,000	99,541
National Australia Bank Ltd (Australia) 2.000% due 03/09/15	250,000	250,488
National Rural Utilities Cooperative Finance Corp
4.750% due 03/01/14	50,000	53,726
8.000% due 03/01/32	50,000	69,253
Nomura Holdings Inc (Japan)
5.000% due 03/04/15	35,000	36,422
6.700% due 03/04/20	5,000	5,418
Nordic Investment Bank (Multi-National) 2.625% due 10/06/14	100,000	105,099
Northern Trust Corp 3.375% due 08/23/21	50,000	51,201
Oesterreichische Kontrollbank AG (Austria) 1.750% due 10/05/15	100,000	101,012
PNC Funding Corp
3.625% due 02/08/15	100,000	106,381
5.125% due 02/08/20	100,000	113,420
Private Export Funding Corp 4.300% due 12/15/21	25,000	28,735
ProLogis LP 7.625% due 08/15/14	25,000	27,826
Protective Life Corp 8.450% due 10/15/39	25,000	28,958

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Prudential Financial Inc
5.625% due 05/12/41	$50,000	$52,097
6.200% due 01/15/15	30,000	33,192
6.625% due 06/21/40	50,000	58,499
7.375% due 06/15/19	70,000	86,628
Rabobank (Netherlands)
1.850% due 01/10/14	100,000	100,927
3.875% due 02/08/22	100,000	96,864
Realty Income Corp REiT 5.875% due 03/15/35	50,000	50,860
Royal Bank of Canada (Canada) 2.625% due 12/15/15	100,000	104,652
Simon Property Group LP REIT
2.150% due 09/15/17	200,000	197,339
5.650% due 02/01/20	75,000	85,961
6.750% due 02/01/40	25,000	30,753
SLM Corp
6.250% due 01/25/16	200,000	208,140
8.450% due 06/15/18	100,000	112,000
SunTrust Banks Inc
3.500% due 01/20/17	200,000	204,179
5.000% due 09/01/15	4,000	4,229
Svensk Exportkredit AB (Sweden)
2.125% due 07/13/16	100,000	101,584
3.250% due 09/16/14	25,000	26,257
TD Ameritrade Holding Corp 4.150% due 12/01/14	50,000	53,444
The Allstate Corp 6.200% due 05/16/14	175,000	194,374
The Bank of New York Mellon Corp
2.500% due 01/15/16	100,000	102,612
4.300% due 05/15/14	60,000	64,279
The Bear Stearns Cos LLC 5.700% due 11/15/14	100,000	110,555
The Charles Schwab Corp 4.950% due 06/01/14	25,000	27,127
The Chubb Corp 5.750% due 05/15/18	50,000	60,572
The Goldman Sachs Group Inc
3.625% due 02/07/16	300,000	300,128
4.750% due 07/15/13	200,000	207,102
5.250% due 07/27/21	50,000	49,568
5.375% due 03/15/20	100,000	101,788
5.625% due 01/15/17	125,000	131,407
5.750% due 01/24/22	100,000	103,028
6.125% due 02/15/33	50,000	49,623
6.150% due 04/01/18	100,000	107,971
6.250% due 02/01/41	100,000	98,817
6.750% due 10/01/37	50,000	48,877
The Hartford Financial Services Group Inc 6.300% due 03/15/18	85,000	93,592
The NASDAQ OMX Group Inc 5.250% due 01/16/18	50,000	53,859
The Royal Bank of Scotland Group PLC (United Kingdom) 3.950% due 09/21/15	100,000	101,191
The Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	50,000	52,502
The Toronto-Dominion Bank (Canada) 2.375% due 10/19/16	100,000	102,664
The Travelers Cos Inc
5.750% due 12/15/17	50,000	59,596
6.250% due 06/15/37	25,000	30,732
Torchmark Corp 9.250% due 06/15/19	50,000	62,029
Toyota Motor Credit Corp
1.375% due 08/12/13	50,000	50,613
4.250% due 01/11/21	100,000	108,944
U.S. Bancorp 2.200% due 11/15/16	45,000	45,913
U.S. Bank NA 6.300% due 02/04/14	100,000	109,531
UBS AG (Switzerland)
3.875% due 01/15/15	150,000	156,155
5.750% due 04/25/18	100,000	109,600
USB Capital XIII Trust 6.625% due 12/15/39	15,000	15,189
Wachovia Bank NA
4.875% due 02/01/15	100,000	107,853
6.600% due 01/15/38	100,000	119,440
Wachovia Corp
5.500% due 05/01/13	100,000	105,046
5.750% due 02/01/18	100,000	116,380
Wells Fargo & Co
2.625% due 12/15/16	300,000	307,006
5.000% due 11/15/14	100,000	107,318
Westpac Banking Corp (Australia)
3.000% due 08/04/15	100,000	103,598
4.875% due 11/19/19	25,000	27,025
WR Berkley Corp 6.250% due 02/15/37	50,000	49,442

		25,721,567

Health Care - 1.6%

Abbott Laboratories
5.125% due 04/01/19	100,000	118,092
6.150% due 11/30/37	50,000	63,654
Aetna Inc 3.950% due 09/01/20	50,000	52,827
Amgen Inc
2.500% due 11/15/16	200,000	205,704
5.150% due 11/15/41	74,000	74,343
5.700% due 02/01/19	100,000	115,426
6.400% due 02/01/39	25,000	28,955
Aristotle Holding Inc
2.750% due 11/21/14 ~	100,000	102,801
6.125% due 11/15/41 ~	50,000	55,811
AstraZeneca PLC (United Kingdom)
5.900% due 09/15/17	100,000	119,967
6.450% due 09/15/37	25,000	32,619
Baxter International Inc 4.250% due 03/15/20	100,000	110,206
Becton Dickinson & Co 3.125% due 11/08/21	100,000	101,636
Boston Scientific Corp 6.400% due 06/15/16	100,000	115,219
Bristol-Myers Squibb Co 5.450% due 05/01/18	25,000	30,050
CIGNA Corp 4.500% due 03/15/21	100,000	105,670
Covidien International Finance SA (Luxembourg) 2.800% due 06/15/15	100,000	104,262
Eli Lilly & Co
4.200% due 03/06/14	50,000	53,328
5.500% due 03/15/27	100,000	119,909
Gilead Sciences Inc 4.400% due 12/01/21	100,000	105,129
GlaxoSmithKline Capital Inc
4.850% due 05/15/13	50,000	52,495
6.375% due 05/15/38	100,000	132,191
Johnson & Johnson
3.550% due 05/15/21	50,000	54,561
4.850% due 05/15/41	50,000	56,997
5.550% due 08/15/17	50,000	60,969
Life Technologies Corp 4.400% due 03/01/15	25,000	26,737

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
McKesson Corp 6.500% due 02/15/14	$100,000	$110,018
Medco Health Solutions Inc 4.125% due 09/15/20	50,000	51,099
Medtronic Inc
3.000% due 03/15/15	50,000	53,000
4.450% due 03/15/20	25,000	28,190
4.500% due 03/15/42	100,000	101,657
Merck & Co Inc
4.000% due 06/30/15	50,000	54,952
6.000% due 09/15/17	50,000	61,720
6.550% due 09/15/37	100,000	136,733
Novartis Capital Corp
4.125% due 02/10/14	100,000	106,557
4.400% due 04/24/20	50,000	56,783
Pfizer Inc
5.350% due 03/15/15	100,000	113,129
6.200% due 03/15/19	150,000	187,929
7.200% due 03/15/39	50,000	72,288
Quest Diagnostics Inc
4.750% due 01/30/20	15,000	16,382
5.750% due 01/30/40	10,000	10,442
Sanofi (France) 4.000% due 03/29/21	100,000	109,077
St. Jude Medical Inc 2.200% due 09/15/13	50,000	51,073
Teva Pharmaceutical Finance II BV (Netherlands) 3.000% due 06/15/15	200,000	210,670
Thermo Fisher Scientific Inc 3.200% due 03/01/16	100,000	106,617
UnitedHealth Group Inc 6.875% due 02/15/38	150,000	196,922
Watson Pharmaceuticals Inc 5.000% due 08/15/14	20,000	21,423
WellPoint Inc 5.875% due 06/15/17	100,000	116,870
Wyeth LLC 5.950% due 04/01/37	50,000	63,379
Zimmer Holdings Inc 3.375% due 11/30/21	100,000	100,456

		4,336,924

Industrials - 1.2%

3M Co 4.375% due 08/15/13	50,000	52,674
Boeing Capital Corp 3.250% due 10/27/14	100,000	106,634
Burlington Northern Santa Fe LLC 4.700% due 10/01/19	100,000	111,985
Canadian National Railway Co (Canada) 6.200% due 06/01/36	50,000	63,400
Canadian Pacific Railway Ltd (Canada) 4.500% due 01/15/22	50,000	51,682
Caterpillar Inc 6.050% due 08/15/36	125,000	158,286
Continental Airlines 2009-1 Pass-Through Trust 9.000% due 01/08/18	44,238	50,431
CSX Corp
5.500% due 04/15/41	75,000	81,451
7.375% due 02/01/19	50,000	62,886
Danaher Corp
2.300% due 06/23/16	50,000	51,833
3.900% due 06/23/21	50,000	54,759
Deere & Co 4.375% due 10/16/19	50,000	56,812
Delta Air Lines 2010-2A Pass-Through Trust 4.950% due 11/23/20	95,322	100,564
Dover Corp 5.375% due 03/01/41	50,000	58,485
Emerson Electric Co
4.125% due 04/15/15	100,000	108,895
4.250% due 11/15/20	25,000	27,360
General Dynamics Corp 5.250% due 02/01/14	87,000	94,403
General Electric Co 5.250% due 12/06/17	100,000	115,762
Goodrich Corp 4.875% due 03/01/20	25,000	28,357
Honeywell International Inc 5.000% due 02/15/19	100,000	117,411
Illinois Tool Works Inc 4.875% due 09/15/41 ~	100,000	107,919
Ingersoll-Rand Global Holding Co Ltd (Bermuda) 9.500% due 04/15/14	100,000	115,269
John Deere Capital Corp 1.875% due 06/17/13	100,000	101,626
Koninklijke Philips Electronics NV (Netherlands) 5.750% due 03/11/18	50,000	58,485
Lockheed Martin Corp 4.250% due 11/15/19	100,000	108,464
Norfolk Southern Corp
3.000% due 04/01/22	100,000	98,484
4.837% due 10/01/41 ~	50,000	51,582
5.900% due 06/15/19	50,000	59,865
Northrop Grumman Corp 3.500% due 03/15/21	100,000	102,882
Pitney Bowes Inc 5.600% due 03/15/18	50,000	52,569
Raytheon Co 4.400% due 02/15/20	25,000	27,623
Republic Services Inc
3.800% due 05/15/18	100,000	107,491
5.500% due 09/15/19	27,000	31,283
Rockwell Collins Inc 5.250% due 07/15/19	100,000	116,403
Ryder System Inc 2.500% due 03/01/17	50,000	50,336
The Boeing Co 5.875% due 02/15/40	50,000	62,819
Tyco International Finance SA (Luxembourg)
3.375% due 10/15/15	50,000	52,980
4.125% due 10/15/14	25,000	26,748
Union Pacific Corp 6.125% due 02/15/20	100,000	122,307
United Parcel Service Inc
5.500% due 01/15/18	50,000	60,197
6.200% due 01/15/38	50,000	65,094
United Technologies Corp
4.500% due 04/15/20	30,000	34,299
6.050% due 06/01/36	50,000	62,289
6.125% due 07/15/38	25,000	31,272
Waste Management Inc 7.750% due 05/15/32	100,000	136,361

		3,398,717

Information Technology - 1.0%

Adobe Systems Inc 4.750% due 02/01/20	100,000	108,858
Arrow Electronics Inc 6.000% due 04/01/20	25,000	27,235
Avnet Inc 6.000% due 09/01/15	100,000	110,567
Cisco Systems Inc
1.625% due 03/14/14	200,000	204,125
4.950% due 02/15/19	200,000	231,161

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Dell Inc 5.875% due 06/15/19	$100,000	$118,852
eBay Inc 0.875% due 10/15/13	35,000	35,223
Fiserv Inc 3.125% due 06/15/16	50,000	51,132
Google Inc 1.250% due 05/19/14	50,000	50,848
Hewlett-Packard Co
3.000% due 09/15/16	100,000	102,806
3.750% due 12/01/20	50,000	49,859
4.750% due 06/02/14	200,000	214,046
6.000% due 09/15/41	55,000	60,190
Intel Corp 4.800% due 10/01/41	85,000	90,601
International Business Machines Corp
1.950% due 07/22/16	100,000	102,700
2.100% due 05/06/13	150,000	152,707
5.600% due 11/30/39	26,000	31,827
8.375% due 11/01/19	100,000	140,497
Juniper Networks Inc 3.100% due 03/15/16	100,000	103,568
Microsoft Corp
2.950% due 06/01/14	100,000	105,459
5.200% due 06/01/39	35,000	41,663
Oracle Corp
3.750% due 07/08/14	100,000	107,047
6.500% due 04/15/38	100,000	129,770
Texas Instruments Inc 1.375% due 05/15/14	100,000	101,610
The Western Union Co 5.930% due 10/01/16	100,000	115,397
Tyco Electronics Group SA (Luxembourg) 4.875% due 01/15/21	30,000	32,415
Xerox Corp
5.625% due 12/15/19	100,000	111,242
8.250% due 05/15/14	40,000	45,186

		2,776,591

Materials - 1.2%

Agrium Inc (Canada) 6.125% due 01/15/41	25,000	28,931
Air Products & Chemicals Inc 4.375% due 08/21/19	25,000	27,966
Alcoa Inc 6.750% due 07/15/18	100,000	114,107
ArcelorMittal (Luxembourg)
5.500% due 03/01/21	100,000	98,284
6.750% due 03/01/41	50,000	46,879
9.000% due 02/15/15	75,000	86,295
Barrick Gold Corp (Canada) 2.900% due 05/30/16	100,000	104,417
Barrick PD Australia Finance Ltd (Australia) 5.950% due 10/15/39	25,000	27,575
Bemis Co Inc 5.650% due 08/01/14	5,000	5,477
BHP Billiton Finance USA Ltd (Australia)
1.125% due 11/21/14	100,000	100,747
1.875% due 11/21/16	100,000	100,989
6.500% due 04/01/19	75,000	93,112
Cabot Corp 5.000% due 10/01/16	25,000	27,194
Cliffs Natural Resources Inc 5.900% due 03/15/20	25,000	27,583
CRH America Inc 6.000% due 09/30/16	50,000	54,496
E.I. du Pont de Nemours & Co
3.250% due 01/15/15	100,000	106,949
4.625% due 01/15/20	150,000	171,744
Ecolab Inc 4.350% due 12/08/21	100,000	106,180
Freeport-McMoRan Copper & Gold Inc 1.400% due 02/13/15	100,000	99,690
International Paper Co
4.750% due 02/15/22	25,000	26,386
7.500% due 08/15/21	40,000	50,491
7.950% due 06/15/18	100,000	125,785
Newmont Mining Corp
3.500% due 03/15/22	100,000	96,501
6.250% due 10/01/39	25,000	27,798
Nucor Corp 4.125% due 09/15/22	50,000	54,459
Potash Corp of Saskatchewan Inc (Canada)
3.750% due 09/30/15	20,000	21,432
5.625% due 12/01/40	25,000	30,010
PPG Industries Inc 3.600% due 11/15/20	50,000	52,037
Praxair Inc 2.125% due 06/14/13	50,000	50,800
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	100,000	101,965
3.500% due 11/02/20	100,000	102,249
7.125% due 07/15/28	50,000	64,628
Rio Tinto Finance USA PLC (United Kingdom) 4.750% due 03/22/42	100,000	99,855
Southern Copper Corp 7.500% due 07/27/35	50,000	58,975
Teck Resources Ltd (Canada)
3.150% due 01/15/17	100,000	102,900
6.250% due 07/15/41	50,000	54,273
The Dow Chemical Co
4.125% due 11/15/21	200,000	206,068
7.600% due 05/15/14	135,000	152,927
9.400% due 05/15/39	50,000	76,925
The Valspar Corp 7.250% due 06/15/19	25,000	29,221
Vale Overseas Ltd (Cayman)
4.375% due 01/11/22	100,000	100,905
6.875% due 11/21/36	50,000	58,088
6.875% due 11/10/39	45,000	52,643

		3,225,936

Telecommunication Services - 1.4%

America Movil SAB de CV (Mexico)
2.375% due 09/08/16	200,000	203,423
5.000% due 03/30/20	50,000	55,831
6.125% due 03/30/40	50,000	58,391
AT&T Inc
2.950% due 05/15/16	400,000	423,019
4.450% due 05/15/21	50,000	55,289
5.350% due 09/01/40	161,000	171,295
5.625% due 06/15/16	50,000	58,022
6.550% due 02/15/39	100,000	121,764
BellSouth Corp 6.000% due 11/15/34	50,000	54,168
BellSouth Telecommunications Inc 0.000% due 12/15/95 §	200,000	174,990
British Telecommunications PLC (United Kingdom) 9.625% due 12/15/30	50,000	73,597
Deutsche Telekom International Finance BV (Netherlands)
5.875% due 08/20/13	50,000	53,250
8.750% due 06/15/30	85,000	116,878
Embarq Corp
7.082% due 06/01/16	150,000	169,056
7.995% due 06/01/36	50,000	50,560

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
France Telecom SA (France)
2.750% due 09/14/16	$100,000	$102,950
8.500% due 03/01/31	50,000	70,936
New Cingular Wireless Services Inc 8.750% due 03/01/31	100,000	144,898
Qwest Corp 6.750% due 12/01/21	100,000	111,835
Rogers Communications Inc (Canada) 6.375% due 03/01/14	50,000	55,090
Telecom Italia Capital SA (Luxembourg)
6.175% due 06/18/14	100,000	105,500
7.175% due 06/18/19	100,000	107,000
Telefonica Emisiones SAU (Spain)
3.992% due 02/16/16	50,000	49,803
4.949% due 01/15/15	50,000	51,592
5.462% due 02/16/21	40,000	38,940
Telefonica Europe BV (Netherlands) 8.250% due 09/15/30	50,000	54,561
Verizon Communications Inc
1.950% due 03/28/14	100,000	102,484
3.500% due 11/01/21	200,000	204,945
6.350% due 04/01/19	100,000	121,917
7.350% due 04/01/39	100,000	134,257
Verizon Global Funding Corp 7.750% due 12/01/30	50,000	67,748
Verizon Wireless Capital LLC 8.500% due 11/15/18	150,000	206,175
Vodafone Group PLC (United Kingdom)
4.150% due 06/10/14	50,000	53,508
5.625% due 02/27/17	100,000	117,073
7.875% due 02/15/30	50,000	68,975

		3,809,720

Utilities - 1.7%

AGL Capital Corp 3.500% due 09/15/21	50,000	50,204
Alabama Power Co 4.100% due 01/15/42	100,000	96,021
Alliant Energy Corp 4.000% due 10/15/14	50,000	52,891
Ameren Corp 8.875% due 05/15/14	25,000	28,368
Appalachian Power Co 4.600% due 03/30/21	50,000	54,622
Avista Corp 5.125% due 04/01/22	15,000	17,455
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	25,310
Carolina Power & Light Co 5.250% due 12/15/15	100,000	114,481
CenterPoint Energy Houston Electric LLC 7.000% due 03/01/14	50,000	55,498
CenterPoint Energy Resources Corp 5.850% due 01/15/41	50,000	56,953
Commonwealth Edison Co 4.000% due 08/01/20	100,000	108,096
Consolidated Edison Co of New York Inc
5.850% due 03/15/36	25,000	30,379
6.650% due 04/01/19	150,000	188,085
Constellation Energy Group Inc 4.550% due 06/15/15	125,000	135,100
Consumers Energy Co 6.700% due 09/15/19	25,000	31,421
Dominion Resources Inc
5.150% due 07/15/15	50,000	56,297
5.200% due 08/15/19	120,000	137,767
DTE Energy Co 7.625% due 05/15/14	100,000	112,568
Duke Energy Carolinas LLC
5.300% due 02/15/40	25,000	29,085
6.100% due 06/01/37	25,000	30,859
7.000% due 11/15/18	100,000	128,312
Duke Energy Ohio Inc 2.100% due 06/15/13	50,000	50,889
Entergy Gulf States LLC 5.590% due 10/01/24	50,000	56,194
Exelon Generation Co LLC
6.200% due 10/01/17	25,000	29,366
6.250% due 10/01/39	25,000	29,271
FirstEnergy Corp 7.375% due 11/15/31	50,000	61,581
Florida Power & Light Co
5.690% due 03/01/40	35,000	42,933
5.950% due 02/01/38	125,000	157,220
Florida Power Corp 6.350% due 09/15/37	25,000	32,240
Georgia Power Co 4.250% due 12/01/19	25,000	27,396
Great Plains Energy Inc 4.850% due 06/01/21	100,000	106,081
Jersey Central Power & Light Co 5.625% due 05/01/16	50,000	56,219
Louisville Gas & Electric Co 1.625% due 11/15/15	50,000	50,961
Metropolitan Edison Co 7.700% due 01/15/19	50,000	62,410
MidAmerican Energy Co 6.750% due 12/30/31	100,000	128,617
MidAmerican Energy Holdings Co 6.125% due 04/01/36	100,000	118,934
Nevada Power Co 6.750% due 07/01/37	50,000	64,708
NextEra Energy Capital Holdings Inc 4.500% due 06/01/21	50,000	53,169
NiSource Finance Corp 6.125% due 03/01/22	50,000	58,183
Northern States Power Co
4.850% due 08/15/40	50,000	55,453
5.350% due 11/01/39	10,000	11,888
NSTAR 4.500% due 11/15/19	15,000	16,416
Ohio Power Co 5.375% due 10/01/21	30,000	34,462
Oncor Electric Delivery Co LLC 7.000% due 05/01/32	50,000	60,151
ONEOK Partners LP 8.625% due 03/01/19	50,000	64,542
Pacific Gas & Electric Co
4.800% due 03/01/14	50,000	53,773
6.050% due 03/01/34	100,000	121,621
6.250% due 03/01/39	25,000	31,378
PacifiCorp 4.100% due 02/01/42	50,000	48,088
Pepco Holdings Inc 2.700% due 10/01/15	100,000	101,905
PPL Electric Utilities Corp 5.200% due 07/15/41	25,000	28,776
Progress Energy Inc
6.000% due 12/01/39	25,000	29,829
7.750% due 03/01/31	100,000	135,792
PSEG Power LLC 2.500% due 04/15/13	50,000	50,945
Public Service Co of Colorado 5.125% due 06/01/19	15,000	17,408
Public Service Co of Oklahoma 5.150% due 12/01/19	20,000	22,488
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	29,944
San Diego Gas & Electric Co 3.000% due 08/15/21	100,000	102,482

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Sempra Energy
2.000% due 03/15/14	$100,000	$102,105
6.000% due 10/15/39	25,000	30,038
9.800% due 02/15/19	50,000	68,160
South Carolina Electric & Gas 5.450% due 02/01/41	50,000	57,280
Southern California Edison Co
3.875% due 06/01/21	100,000	109,067
4.500% due 09/01/40	50,000	52,311
5.750% due 03/15/14	50,000	54,816
Southern Co 4.150% due 05/15/14	50,000	53,441
Southern Power Co 5.150% due 09/15/41	40,000	41,941
Southwestern Electric Power Co 6.200% due 03/15/40	50,000	59,243
Tampa Electric Co 6.100% due 05/15/18	35,000	42,207
TransAlta Corp (Canada) 4.750% due 01/15/15	25,000	26,688
Union Electric Co 8.450% due 03/15/39	100,000	155,086
Virginia Electric & Power Co
2.950% due 01/15/22	100,000	99,174
5.000% due 06/30/19	35,000	40,141
8.875% due 11/15/38	25,000	39,849
Wisconsin Electric Power Co 4.250% due 12/15/19	25,000	27,771

		4,802,803

Total Corporate Bonds & Notes
(Cost $60,907,176)		63,370,316

MORTGAGE-BACKED SECURITIES - 33.0%

Collateralized Mortgage Obligations - Commercial - 2.0%

Banc of America Commercial Mortgage Inc
4.668% due 07/10/43 "	100,000	109,096
5.356% due 10/10/45 "	50,000	55,466
5.369% due 10/10/45 "	50,000	53,607
5.634% due 04/10/49 " §	38,418	39,387
5.818% due 04/10/49 " §	100,000	110,428
Bear Stearns Commercial Mortgage Securities
4.750% due 02/13/46 " §	100,000	107,734
5.537% due 10/12/41 "	100,000	114,064
5.540% due 09/11/41 "	700,000	795,993
Citigroup Commercial Mortgage Trust 5.696% due 12/10/49 " §	200,000	229,332
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.293% due 12/11/49 "	100,000	106,661
5.324% due 01/15/46 " §	100,000	111,047
5.617% due 10/15/48 "	100,000	113,381
Commercial Mortgage Pass-Through Certificates 4.982% due 05/10/43 " §	100,000	109,995
Credit Suisse Mortgage Capital Certificates 5.663% due 03/15/39 " §	100,000	110,092
CS First Boston Mortgage Securities Corp 5.014% due 02/15/38 " §	50,000	54,543
CW Capital Cobalt Ltd 5.416% due 04/15/47 "	250,000	260,477
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	100,000	108,473
5.444% due 03/10/39 "	100,000	110,443
5.883% due 07/10/38 " §	100,000	113,766
GS Mortgage Securities Corp II
5.396% due 08/10/38 " §	100,000	108,059
5.553% due 04/10/38 " §	100,000	111,216
JPMorgan Chase Commercial Mortgage Securities Corp
5.255% due 07/12/37 " §	100,000	104,475
5.335% due 08/12/37 " §	100,000	110,420
5.336% due 05/15/47 "	100,000	109,930
5.429% due 12/12/43 "	100,000	111,004
5.814% due 06/12/43 " §	200,000	226,802
LB-UBS Commercial Mortgage Trust
5.131% due 06/15/29 " §	63,897	65,481
5.866% due 06/15/38 " §	250,000	285,686
5.866% due 09/15/45 " §	100,000	113,798
Merrill Lynch Mortgage Trust 5.660% due 05/12/39 " §	255,000	290,398
Morgan Stanley Capital I
4.989% due 08/13/42 "	50,000	55,059
5.162% due 10/12/52 " §	200,000	222,233
5.201% due 11/14/42 " §	100,000	111,327
5.439% due 02/12/44 "	70,000	73,356
5.514% due 11/12/49 " §	100,000	113,994
5.882% due 06/11/49 " §	100,000	113,225
Morgan Stanley Dean Witter Capital I 4.740% due 11/13/36 "	92,951	94,602
Wachovia Bank Commercial Mortgage Trust
4.964% due 11/15/35 " §	100,000	105,613
5.795% due 07/15/45 " §	100,000	105,392

		5,446,055

Fannie Mae - 15.2%

3.000% due 11/01/26 - 04/01/27 "	989,284	1,025,810
3.014% due 03/01/41 " §	755,338	788,466
3.053% due 07/01/41 " §	1,042,200	1,083,543
3.346% due 01/01/41 " §	500,732	524,970
3.500% due 11/01/25 - 04/01/42 "	3,644,958	3,795,307
3.521% due 08/01/39 " §	117,924	124,783
4.000% due 09/01/18 - 04/01/42 "	7,297,917	7,681,275
4.500% due 05/01/24 - 04/01/42 "	8,768,195	9,383,258
4.741% due 06/01/38 " §	37,678	40,439
5.000% due 08/01/20 - 04/01/42 "	5,949,850	6,442,798
5.500% due 02/01/24 - 06/01/39 "	5,033,549	5,497,722
5.677% due 09/01/37 " §	149,925	162,178
6.000% due 09/01/34 - 09/01/39 "	3,722,910	4,110,601
6.500% due 09/01/36 - 07/01/38 "	918,077	1,029,436

		41,690,586

Freddie Mac - 8.9%

3.000% due 04/01/27 "	500,000	518,494
3.495% due 11/01/37 " §	111,870	118,939
3.500% due 03/01/26 - 04/01/42 "	1,530,834	1,583,982
4.000% due 02/01/25 - 01/01/42 "	4,767,972	5,024,911
4.500% due 03/01/23 - 10/01/41 "	6,571,319	6,999,579
5.000% due 03/01/19 - 04/01/42 "	4,243,378	4,587,275
5.500% due 12/01/16 - 04/01/40 "	3,787,221	4,128,959
6.000% due 03/01/23 - 05/01/40 "	978,168	1,077,230
6.500% due 08/01/37 - 04/01/39 "	338,709	379,339

		24,418,708

Government National Mortgage Association - 6.9%

3.500% due 10/15/41 - 04/01/42 "	1,243,509	1,297,253
4.000% due 06/15/39 - 04/01/42 "	3,217,842	3,462,688
4.500% due 03/15/39 - 04/01/42 "	5,850,904	6,387,043
5.000% due 05/15/38 - 04/01/42 "	3,828,668	4,241,153
5.500% due 04/15/37 - 04/15/40 "	1,514,364	1,695,779
6.000% due 08/15/35 - 12/15/40 "	1,286,371	1,453,286
6.500% due 10/15/37 - 02/15/39 "	341,286	391,146

		18,928,348

Total Mortgage-Backed Securities
(Cost $88,075,893)		90,483,697

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES - 0.3%

Ally Auto Receivables Trust 2.090% due 05/15/15 "	$250,000	$255,896
AmeriCredit Automobile Receivables Trust 2.040% due 09/08/15 "	100,000	100,867
Capital One Multi-Asset Execution Trust 5.750% due 07/15/20 "	100,000	119,038
Citibank Credit Card Issuance Trust
4.850% due 03/10/17 "	250,000	278,879
5.650% due 09/20/19 "	100,000	119,683

Total Asset-Backed Securities
(Cost $847,113)		874,363

U.S. GOVERNMENT AGENCY ISSUES - 5.3%

Fannie Mae
0.500% due 12/27/13	100,000	100,059
0.600% due 10/25/13	100,000	100,075
0.625% due 02/27/15	200,000	200,050
0.700% due 09/19/14	100,000	100,007
0.700% due 10/17/14	100,000	99,885
0.750% due 12/18/13	500,000	503,664
0.800% due 10/17/14	100,000	100,024
0.900% due 12/05/14	100,000	100,383
0.900% due 12/29/14	100,000	100,101
1.000% due 12/05/14	100,000	100,059
1.125% due 10/08/13	100,000	101,218
1.200% due 03/08/17	100,000	99,709
1.250% due 08/20/13	100,000	101,278
1.250% due 02/27/14	200,000	203,713
1.250% due 09/28/16	200,000	201,271
1.250% due 01/30/17	500,000	501,563
1.625% due 10/26/15	200,000	206,180
1.750% due 05/07/13	300,000	304,809
1.750% due 11/14/16	100,000	100,494
1.750% due 01/30/19	100,000	99,509
2.000% due 09/21/15	100,000	103,830
2.250% due 06/06/16	100,000	100,356
2.500% due 05/15/14	200,000	209,050
2.625% due 11/20/14	250,000	263,838
2.750% due 02/05/14	325,000	339,603
4.625% due 10/15/13	200,000	213,208
5.000% due 03/15/16	200,000	231,405
5.000% due 05/11/17	150,000	177,520
5.375% due 06/12/17	200,000	240,988
7.125% due 01/15/30	175,000	258,722
Federal Farm Credit Bank 3.000% due 09/22/14	50,000	53,129
Federal Home Loan Bank
0.375% due 11/27/13	200,000	200,123
0.375% due 01/29/14	50,000	50,012
0.400% due 02/26/14	100,000	100,001
0.500% due 08/28/13	250,000	250,709
0.500% due 03/12/14	100,000	100,010
0.500% due 08/28/14	100,000	99,932
0.600% due 02/27/15	100,000	99,892
0.600% due 03/05/15	100,000	99,782
0.750% due 08/21/15	100,000	99,899
0.875% due 12/27/13	300,000	303,407
1.375% due 05/28/14	250,000	255,464
3.625% due 10/18/13	200,000	210,104
4.750% due 12/16/16	50,000	58,416
5.000% due 11/17/17	300,000	359,692
5.125% due 08/14/13	200,000	213,294
5.250% due 06/18/14	100,000	110,631
5.375% due 05/18/16	300,000	354,759
5.500% due 07/15/36	100,000	125,547
Financing Corp 10.700% due 10/06/17	50,000	73,706
Freddie Mac
0.400% due 02/27/14	100,000	100,019
0.500% due 10/03/13	100,000	100,001
0.500% due 10/18/13	100,000	100,054
0.550% due 12/27/13	100,000	100,099
0.550% due 01/09/14	300,000	300,412
0.550% due 02/27/15	100,000	99,782
0.625% due 12/23/13	300,000	301,275
0.800% due 01/13/15	100,000	100,099
0.850% due 01/09/15	100,000	100,153
0.875% due 12/19/14	100,000	100,117
1.000% due 11/03/14	100,000	100,060
1.000% due 12/19/14	100,000	100,082
1.000% due 06/30/15	100,000	100,093
1.000% due 02/24/16	100,000	100,153
1.050% due 09/28/15	100,000	100,033
1.375% due 02/25/14	1,000,000	1,021,621
1.500% due 07/13/15	100,000	100,283
2.000% due 08/25/16	200,000	208,050
2.000% due 02/01/17	100,000	100,552
2.250% due 01/23/17	100,000	102,914
2.375% due 01/13/22	200,000	196,676
2.500% due 01/07/14	200,000	207,686
2.875% due 02/09/15	100,000	106,557
3.500% due 05/29/13	100,000	103,783
3.750% due 03/27/19	200,000	224,763
4.125% due 09/27/13	150,000	158,515
4.750% due 11/17/15	100,000	114,297
4.875% due 06/13/18	100,000	119,390
5.000% due 04/18/17	300,000	354,002
5.125% due 11/17/17	200,000	240,184
6.250% due 07/15/32	125,000	173,255
Tennessee Valley Authority
3.875% due 02/15/21	65,000	72,679
4.750% due 08/01/13	50,000	52,962
5.250% due 09/15/39	25,000	29,994
5.375% due 04/01/56	50,000	62,109
7.125% due 05/01/30	50,000	73,115

Total U.S. Government Agency Issues
(Cost $14,197,086)		14,506,899

U.S. TREASURY OBLIGATIONS - 34.8%

U.S. Treasury Bonds - 6.2%

3.125% due 11/15/41	350,000	334,469
3.125% due 02/15/42	650,000	620,750
3.500% due 02/15/39	300,000	310,641
3.750% due 08/15/41	1,250,000	1,346,680
3.875% due 08/15/40	600,000	661,406
4.250% due 05/15/39	450,000	528,539
4.250% due 11/15/40	750,000	880,195
4.375% due 02/15/38	150,000	179,508
4.375% due 11/15/39	275,000	329,355
4.375% due 05/15/40	525,000	628,852
4.375% due 05/15/41	575,000	688,832
4.500% due 02/15/36	250,000	304,336
4.500% due 05/15/38	200,000	244,031
4.500% due 08/15/39	700,000	854,766
4.625% due 02/15/40	625,000	778,027
4.750% due 02/15/41	500,000	635,078
5.000% due 05/15/37	50,000	65,352
5.250% due 11/15/28	300,000	391,500
5.375% due 02/15/31	725,000	973,653
5.500% due 08/15/28	200,000	267,344
6.125% due 11/15/27	250,000	352,891

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
6.125% due 08/15/29	$50,000	$71,695
6.250% due 08/15/23	250,000	346,055
6.250% due 05/15/30	1,050,000	1,535,133
6.375% due 08/15/27	145,000	208,981
6.500% due 11/15/26	100,000	144,703
6.625% due 02/15/27	100,000	146,609
6.750% due 08/15/26	100,000	147,516
6.875% due 08/15/25	100,000	147,672
7.250% due 05/15/16	250,000	314,942
7.250% due 08/15/22	200,000	293,531
7.500% due 11/15/24	100,000	153,625
7.625% due 02/15/25	150,000	233,156
8.000% due 11/15/21	150,000	227,742
8.125% due 08/15/19	200,000	290,453
8.125% due 08/15/21	200,000	304,328
8.750% due 05/15/17	200,000	276,484
8.750% due 05/15/20	100,000	152,649
8.750% due 08/15/20	50,000	76,848
9.125% due 05/15/18	100,000	146,078
9.250% due 02/15/16	100,000	132,555
11.250% due 02/15/15	100,000	130,484

		16,857,444

U.S. Treasury Notes - 28.6%

0.125% due 08/31/13	300,000	299,356
0.125% due 09/30/13	500,000	498,789
0.125% due 12/31/13	6,500,000	6,478,166
0.250% due 10/31/13	500,000	499,571
0.250% due 11/30/13	100,000	99,906
0.250% due 12/15/14	500,000	497,071
0.250% due 01/15/15	1,000,000	993,594
0.375% due 06/30/13	350,000	350,533
0.375% due 07/31/13	500,000	500,703
0.500% due 05/31/13	1,000,000	1,003,047
0.500% due 10/15/13	600,000	601,828
0.500% due 11/15/13	350,000	351,107
0.500% due 10/15/14	250,000	250,293
0.625% due 04/30/13	200,000	200,859
0.625% due 07/15/14	500,000	502,461
0.750% due 08/15/13	200,000	201,297
0.750% due 09/15/13	250,000	251,699
0.750% due 12/15/13	500,000	503,711
0.750% due 06/15/14	300,000	302,391
0.875% due 11/30/16	1,150,000	1,145,148
0.875% due 12/31/16	2,750,000	2,735,606
0.875% due 02/28/17	500,000	496,446
1.000% due 07/15/13	1,400,000	1,413,180
1.000% due 01/15/14	500,000	505,996
1.000% due 05/15/14	500,000	506,602
1.000% due 08/31/16	350,000	351,477
1.000% due 09/30/16	400,000	401,344
1.000% due 10/31/16	500,000	501,172
1.125% due 06/15/13	300,000	303,152
1.250% due 08/31/15	350,000	357,438
1.250% due 09/30/15	800,000	816,438
1.375% due 05/15/13	500,000	506,328
1.375% due 11/30/15	200,000	204,828
1.375% due 09/30/18	600,000	595,781
1.375% due 11/30/18	500,000	495,157
1.375% due 12/31/18	650,000	642,992
1.375% due 02/28/19	1,250,000	1,231,934
1.500% due 12/31/13	250,000	255,147
1.500% due 06/30/16	2,500,000	2,566,212
1.750% due 04/15/13	400,000	406,312
1.750% due 01/31/14	250,000	256,475
1.750% due 03/31/14	500,000	513,946
1.750% due 07/31/15	400,000	414,844
1.750% due 05/31/16	450,000	466,840
1.875% due 02/28/14	1,425,000	1,466,526
1.875% due 04/30/14	125,000	128,877
1.875% due 06/30/15	500,000	520,508
1.875% due 08/31/17	400,000	414,562
1.875% due 09/30/17	600,000	621,281
1.875% due 10/31/17	200,000	206,953
2.000% due 11/30/13	200,000	205,578
2.000% due 01/31/16	300,000	314,203
2.000% due 04/30/16	300,000	314,297
2.000% due 11/15/21	1,000,000	984,141
2.125% due 11/30/14	200,000	208,703
2.125% due 05/31/15	1,200,000	1,257,937
2.125% due 12/31/15	200,000	210,422
2.125% due 02/29/16	250,000	263,106
2.125% due 08/15/21	1,600,000	1,598,250
2.250% due 05/31/14	1,000,000	1,040,156
2.250% due 01/31/15	500,000	524,414
2.250% due 03/31/16	250,000	264,492
2.250% due 11/30/17	700,000	738,391
2.250% due 07/31/18	400,000	419,719
2.375% due 08/31/14	1,200,000	1,255,687
2.375% due 09/30/14	300,000	314,321
2.375% due 10/31/14	700,000	734,180
2.375% due 02/28/15	1,500,000	1,579,921
2.375% due 03/31/16	100,000	106,203
2.375% due 07/31/17	400,000	425,188
2.375% due 05/31/18	300,000	317,461
2.500% due 03/31/15	100,000	105,828
2.500% due 04/30/15	500,000	529,610
2.500% due 06/30/17	300,000	320,906
2.625% due 06/30/14	300,000	314,953
2.625% due 07/31/14	700,000	735,711
2.625% due 12/31/14	400,000	423,156
2.625% due 02/29/16	100,000	107,109
2.625% due 04/30/16	500,000	536,133
2.625% due 01/31/18	350,000	376,305
2.625% due 04/30/18	500,000	537,266
2.625% due 08/15/20	800,000	843,188
2.625% due 11/15/20	1,000,000	1,051,250
2.750% due 10/31/13	750,000	778,799
2.750% due 11/30/16	500,000	540,078
2.750% due 05/31/17	400,000	433,031
2.750% due 02/28/18	100,000	108,211
2.750% due 02/15/19	550,000	592,324
3.000% due 08/31/16	400,000	436,062
3.000% due 09/30/16	500,000	545,390
3.000% due 02/28/17	200,000	218,859
3.125% due 04/30/13	300,000	309,363
3.125% due 08/31/13	1,150,000	1,196,000
3.125% due 09/30/13	500,000	521,153
3.125% due 10/31/16	200,000	219,406
3.125% due 01/31/17	400,000	439,688
3.125% due 04/30/17	250,000	275,274
3.125% due 05/15/19	460,000	506,359
3.125% due 05/15/21	1,750,000	1,904,219
3.250% due 06/30/16	250,000	274,805
3.250% due 07/31/16	250,000	275,059
3.250% due 12/31/16	350,000	386,504
3.250% due 03/31/17	150,000	166,055
3.375% due 06/30/13	300,000	311,637
3.375% due 11/15/19	750,000	837,070
3.500% due 05/31/13	100,000	103,781
3.500% due 02/15/18	400,000	449,438
3.500% due 05/15/20	650,000	730,945
3.625% due 05/15/13	650,000	674,578
3.625% due 08/15/19	675,000	765,808
3.625% due 02/15/20	750,000	850,429
3.625% due 02/15/21	700,000	792,203
3.750% due 11/15/18	375,000	428,760
3.875% due 05/15/18	200,000	229,578
4.000% due 02/15/14	200,000	213,563
4.000% due 02/15/15	350,000	384,645

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
4.000% due 08/15/18	$150,000	$173,801
4.125% due 05/15/15	200,000	221,922
4.250% due 08/15/13	700,000	737,844
4.250% due 11/15/13	350,000	372,231
4.250% due 08/15/14	1,000,000	1,089,922
4.250% due 11/15/14	200,000	219,547
4.250% due 08/15/15	250,000	280,117
4.250% due 11/15/17	150,000	174,574
4.500% due 02/15/16	300,000	342,821
4.500% due 05/15/17	1,000,000	1,170,078
4.625% due 11/15/16	100,000	116,492
4.625% due 02/15/17	300,000	351,258
4.750% due 05/15/14	600,000	655,219
4.875% due 08/15/16	200,000	234,109
5.125% due 05/15/16	600,000	704,719

		78,537,797

Total U.S. Treasury Obligations
(Cost $92,411,548)		95,395,241

FOREIGN GOVERNMENT BONDS & NOTES - 1.7%

Brazilian Government International Bond (Brazil)
4.875% due 01/22/21	100,000	113,700
5.625% due 01/07/41	25,000	28,938
7.125% due 01/20/37	100,000	137,750
8.000% due 01/15/18	166,667	199,334
8.875% due 10/14/19	100,000	141,850
10.125% due 05/15/27	100,000	167,100
Canada Government Bond (Canada)
0.875% due 02/14/17	100,000	98,881
2.375% due 09/10/14	50,000	52,314
China Development Bank Corp (China) 5.000% due 10/15/15	100,000	110,203
Colombia Government International Bond (Colombia)
4.375% due 07/12/21	100,000	109,250
6.125% due 01/18/41	100,000	123,000
7.375% due 03/18/19	100,000	128,800
Export Development Canada (Canada) 1.500% due 05/15/14	100,000	102,320
Hydro Quebec (Canada) 2.000% due 06/30/16	100,000	102,954
Israel Government AID Bond (Israel) 5.500% due 04/26/24	25,000	31,262
Japan Finance Corp (Japan) 1.875% due 09/24/15	100,000	102,388
Japan Finance Organization for Municipalities (Japan) 5.000% due 05/16/17	100,000	116,068
Korea Development Bank (South Korea) 8.000% due 01/23/14	100,000	110,471
Province of British Columbia (Canada) 2.650% due 09/22/21	100,000	101,790
Province of Manitoba (Canada) 2.625% due 07/15/15	100,000	105,827
Province of Ontario (Canada)
1.375% due 01/27/14	150,000	152,402
2.950% due 02/05/15	200,000	212,172
4.000% due 10/07/19	150,000	167,131
Province of Quebec (Canada)
2.750% due 08/25/21	100,000	100,551
5.125% due 11/14/16	100,000	116,546
7.500% due 09/15/29	25,000	36,814
Republic of Italy (Italy)
2.125% due 09/16/13	150,000	150,551
4.500% due 01/21/15	2,000	2,059
5.250% due 09/20/16	100,000	102,765
Republic of Panama (Panama)
5.200% due 01/30/20	25,000	28,788
6.700% due 01/26/36	100,000	132,000
Republic of Peru (Peru) 7.125% due 03/30/19	200,000	256,000
Republic of Poland (Poland) 6.375% due 07/15/19	200,000	233,500
Republic of South Africa (South Africa) 6.875% due 05/27/19	100,000	120,875
Republic of South Korea (South Korea) 5.750% due 04/16/14	50,000	53,955
State of Israel (Israel) 5.125% due 03/26/19	100,000	110,482
United Mexican States (Mexico)
5.125% due 01/15/20	100,000	115,250
5.875% due 02/17/14	100,000	108,850
5.950% due 03/19/19	150,000	180,600
6.750% due 09/27/34	200,000	258,000

Total Foreign Government Bonds & Notes
(Cost $4,589,694)		4,823,491

MUNICIPAL BONDS - 0.7%

American Municipal Power Inc OH ‘B’ 6.449% due 02/15/44	25,000	28,422
Bay Area Toll Authority CA Bridge Revenue
6.263% due 04/01/49	25,000	32,727
7.043% due 04/01/50	50,000	66,614
Central Puget Sound Regional Transportation Authorized Revenue WA 5.491% due 11/01/39	25,000	30,597
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	113,712
5.456% due 12/01/39	25,000	30,115
Dallas Independent School District TX 6.450% due 02/15/35	50,000	60,602
Illinois State Toll Highway Authority 5.851% due 12/01/34	25,000	29,177
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	128,599
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	28,363
6.668% due 11/15/39	55,000	68,951
Municipal Electric Authority GA ‘J’ 6.637% due 04/01/57	25,000	27,829
New Jersey Transportation Trust Fund Authority 6.104% due 12/15/28	150,000	168,756
New York City Municipal Water Finance Authority NY
5.952% due 06/15/42	50,000	64,014
6.011% due 06/15/42	10,000	12,894
New York City NY 5.517% due 10/01/37	40,000	46,598
New York City Transitional Finance Authority Revenue NY 5.572% due 11/01/38	30,000	35,657
New York State Urban Development Corp 5.770% due 03/15/39	25,000	29,475
Pennsylvania Turnpike Commission
5.511% due 12/01/45	75,000	83,976
6.105% due 12/01/39	25,000	30,304
Port Authority of New York & New Jersey 5.647% due 11/01/40	50,000	59,033
San Francisco City & County Public Utilities Commission CA 6.000% due 11/01/40	25,000	29,718

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
State of California
4.850% due 10/01/14	$50,000	$54,120
5.750% due 03/01/17	50,000	57,486
6.200% due 10/01/19	25,000	29,235
7.500% due 04/01/34	50,000	63,572
7.550% due 04/01/39	50,000	64,924
7.625% due 03/01/40	40,000	52,138
State of Connecticut
5.090% due 10/01/30	50,000	55,053
5.459% due 11/01/30	50,000	56,714
State of Illinois
5.100% due 06/01/33	100,000	94,366
5.665% due 03/01/18	100,000	109,175
6.725% due 04/01/35	100,000	110,598
State of Utah ‘D’ 4.554% due 07/01/24	15,000	17,146
State of Washington 5.481% due 08/01/39	25,000	30,167
Texas State Transportation Commission 5.178% due 04/01/30	25,000	29,193

Total Municipal Bonds
(Cost $1,775,780)		2,030,020

	Shares
SHORT-TERM INVESTMENT - 5.7%

Money Market Fund - 5.7%

Federated Prime Obligations Fund	15,524,344	15,524,344

Total Short-Term Investment
(Cost $15,524,344)		15,524,344

TOTAL INVESTMENTS - 104.6%
(Cost $278,328,634)		287,008,371

OTHER ASSETS & LIABILITIES, NET - (4.6%)		(12,748,917)

NET ASSETS - 100.0%		$274,259,454

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$63,370,316	$-	$63,219,321	$150,995
	Mortgage-Backed Securities	90,483,697	-	90,483,697	-
	Asset-Backed Securities	874,363	-	874,363	-
	U.S. Government Agency Issues	14,506,899	-	14,506,899	-
	U.S. Treasury Obligations	95,395,241	-	95,395,241	-
	Foreign Government Bonds & Notes	4,823,491	-	4,823,491	-
	Municipal Bonds	2,030,020	-	2,030,020	-
	Short-Term Investment	15,524,344	15,524,344	-	-

	Total	$287,008,371	$15,524,344	$271,333,032	$150,995

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) for the period ended March 31, 2012:

Corporate
Bonds & Notes
Value, Beginning of Period	$146,677
Purchases	-
Sales (includes paydowns)	(1,366)
Accrued Discounts (Premiums)	(32)
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation	5,716
Transfers In	-
Transfers Out	-

Value, End of Period	$150,995

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$5,716

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS & NOTES - 96.9%

Consumer Discretionary - 20.0%

Affinia Group Inc 9.000% due 11/30/14	$50,000	$50,750
Affinion Group Inc 7.875% due 12/15/18	100,000	91,500
Allbritton Communications Co 8.000% due 05/15/18	25,000	26,813
Allison Transmission Inc
7.125% due 05/15/19 ~	50,000	52,000
11.000% due 11/01/15 ~	32,000	33,840
Altegrity Inc 10.500% due 11/01/15 ~	50,000	47,750
AMC Entertainment Inc
8.750% due 06/01/19	100,000	105,250
9.750% due 12/01/20	100,000	94,750
AMC Networks Inc 7.750% due 07/15/21 ~	100,000	112,000
American Axle & Manufacturing Holdings Inc 9.250% due 01/15/17 ~	73,000	81,942
American Axle & Manufacturing Inc 7.875% due 03/01/17	100,000	103,500
Ameristar Casinos Inc 7.500% due 04/15/21	70,000	73,763
ARAMARK Corp 8.500% due 02/01/15	125,000	128,282
ARAMARK Holdings Corp 8.625% due 05/01/16 ~	100,000	102,750
Armored AutoGroup Inc 9.250% due 11/01/18 ~	25,000	21,000
Beazer Homes USA Inc
6.875% due 07/15/15	50,000	47,125
9.125% due 05/15/19	50,000	43,250
Belo Corp 8.000% due 11/15/16	25,000	27,625
Boyd Gaming Corp 9.125% due 12/01/18	100,000	104,625
Brunswick Corp 11.250% due 11/01/16 ~	100,000	116,500
Burger King Corp 9.875% due 10/15/18	100,000	112,500
Cablevision Systems Corp
7.750% due 04/15/18	100,000	105,000
8.000% due 04/15/20	100,000	106,250
Caesars Entertainment Operating Co Inc 10.000% due 12/15/18	250,000	190,000
Catalina Marketing Corp 10.500% due 10/01/15 ~	50,000	48,000
CCO Holdings LLC
7.000% due 01/15/19	150,000	159,750
7.375% due 06/01/20	150,000	163,500
7.875% due 04/30/18	150,000	162,750
8.125% due 04/30/20	206,000	229,690
Cengage Learning Acquisitions Inc 10.500% due 01/15/15 ~	100,000	75,750
Cequel Communications Holdings I LLC 8.625% due 11/15/17 ~	235,000	253,506
CHC Helicopter SA (Luxembourg) 9.250% due 10/15/20 ~	100,000	99,750
Chrysler Group LLC 8.250% due 06/15/21	340,000	345,100
Cinemark USA Inc 8.625% due 06/15/19	50,000	55,750
CityCenter Holdings LLC
7.625% due 01/15/16	100,000	106,000
10.750% due 01/15/17	111,627	121,654
CKE Restaurants Inc 11.375% due 07/15/18	90,000	103,275
Claire’s Stores Inc
8.875% due 03/15/19	50,000	44,250
9.000% due 03/15/19 ~	100,000	103,875
Clear Channel Communications Inc
5.500% due 12/15/16	100,000	58,750
9.000% due 03/01/21	150,000	135,750
10.750% due 08/01/16	150,000	114,000
Clear Channel Worldwide Holdings Inc
7.625% due 03/15/20 ~	200,000	197,000
9.250% due 12/15/17	300,000	330,375
Cooper-Standard Automotive Inc 8.500% due 05/01/18	25,000	27,000
Cumulus Media Inc 7.750% due 05/01/19 ~	100,000	95,000
D.R. Horton Inc 5.250% due 02/15/15	150,000	157,500
Dana Holding Corp 6.500% due 02/15/19	100,000	106,500
Delphi Corp 6.125% due 05/15/21 ~	150,000	160,500
DineEquity Inc 9.500% due 10/30/18	50,000	55,000
DISH DBS Corp
6.625% due 10/01/14	100,000	109,500
6.750% due 06/01/21	350,000	378,875
7.125% due 02/01/16	200,000	222,250
Easton-Bell Sports Inc 9.750% due 12/01/16	10,000	11,113
Exide Technologies 8.625% due 02/01/18	100,000	84,250
Ford Motor Co 7.450% due 07/16/31	200,000	245,500
Gannett Co Inc 6.375% due 09/01/15	50,000	53,500
Hanesbrands Inc 8.000% due 12/15/16	165,000	182,325
Harrah’s Operating Co Inc
5.625% due 06/01/15	100,000	78,750
10.000% due 12/15/18	350,000	272,125
10.750% due 02/01/16	50,000	43,875
11.250% due 06/01/17	200,000	219,000
12.750% due 04/15/18	150,000	130,875
Icahn Enterprises LP
7.750% due 01/15/16	50,000	52,000
8.000% due 01/15/18	150,000	156,750
8.000% due 01/15/18 ~	85,000	88,825
Insight Communications Co Inc 9.375% due 07/15/18 ~	32,000	36,720
Interactive Data Corp 10.250% due 08/01/18	60,000	68,100
Isle of Capri Casinos Inc 7.750% due 03/15/19	50,000	50,750
J.C. Penney Co Inc
5.650% due 06/01/20	150,000	147,375
6.375% due 10/15/36	51,000	45,071
7.400% due 04/01/37	63,000	61,819
Jaguar Land Rover PLC (United Kingdom) 7.750% due 05/15/18 ~	150,000	154,500
Jarden Corp
6.125% due 11/15/22	100,000	105,250
7.500% due 05/01/17	75,000	82,875
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	50,000	50,500
K Hovnanian Enterprises Inc
8.625% due 01/15/17	100,000	58,750
10.625% due 10/15/16	100,000	90,875
KB Home
6.250% due 06/15/15	24,000	23,640
8.000% due 03/15/20	100,000	99,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value

Lamar Media Corp
7.875% due 04/15/18	$130,000	$142,837
9.750% due 04/01/14	75,000	84,750
Laureate Education Inc 11.000% due 08/15/15 ~	100,000	103,000
Lear Corp 7.875% due 03/15/18	50,000	54,750
Lennar Corp 5.600% due 05/31/15	250,000	262,500
Levi Strauss & Co 7.625% due 05/15/20	100,000	106,250
Libbey Glass Inc 10.000% due 02/15/15	32,000	34,360
Liberty Interactive LLC 8.250% due 02/01/30	100,000	101,500
Limited Brands Inc
6.625% due 04/01/21	100,000	108,875
6.900% due 07/15/17	100,000	111,750
8.500% due 06/15/19	100,000	118,750
LIN Television Corp 8.375% due 04/15/18	50,000	52,563
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	25,000	26,750
Marina District Finance Co Inc 9.500% due 10/15/15	100,000	91,750
Mediacom Broadband LLC 8.500% due 10/15/15	100,000	103,500
Mediacom LLC 9.125% due 08/15/19	50,000	54,563
MGM MIRAGE
6.750% due 04/01/13	300,000	310,875
7.625% due 01/15/17	200,000	207,500
13.000% due 11/15/13	250,000	290,937
Michaels Stores Inc 7.750% due 11/01/18	200,000	214,000
Mohawk Industries Inc 6.375% due 01/15/16	100,000	111,000
Nara Cable Funding Ltd (Ireland) 8.875% due 12/01/18 ~	200,000	191,000
NCL Corp Ltd (Bermuda) 11.750% due 11/15/16	100,000	116,250
Netflix Inc 8.500% due 11/15/17	25,000	27,375
Peninsula Gaming LLC 10.750% due 08/15/17	75,000	83,250
Penn National Gaming Inc 8.750% due 08/15/19	75,000	84,562
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	50,000	55,125
Phillips-Van Heusen Corp 7.375% due 05/15/20	100,000	110,750
Pinnacle Entertainment Inc 8.625% due 08/01/17	50,000	54,750
ProQuest LLC 9.000% due 10/15/18 ~	50,000	43,500
PulteGroup Inc 5.250% due 01/15/14	200,000	207,000
Quebecor Media Inc (Canada) 7.750% due 03/15/16	100,000	103,125
Radio One Inc 15.000% due 05/24/16	52,275	40,557
Regal Entertainment Group 9.125% due 08/15/18	50,000	55,000
Royal Caribbean Cruises Ltd (Liberia)
7.000% due 06/15/13	100,000	105,000
7.250% due 06/15/16	100,000	108,500
Sabre Holdings Corp 8.350% due 03/15/16	50,000	45,625
Salem Communications Corp 9.625% due 12/15/16	20,000	22,150
Sally Holdings LLC 6.875% due 11/15/19 ~	100,000	107,000
Scientific Games Corp 8.125% due 09/15/18	100,000	109,375
Sealy Mattress Co 10.875% due 04/15/16 ~	48,000	52,200
Sears Holdings Corp 6.625% due 10/15/18	100,000	89,375
Seminole Indian Tribe of Florida 7.750% due 10/01/17 ~	100,000	108,875
Service Corp International
7.000% due 06/15/17	100,000	112,250
7.000% due 05/15/19	100,000	108,750
ServiceMaster Co
8.000% due 02/15/20 ~	100,000	107,000
10.750% due 07/15/15 § ~	29,820	31,423
Shea Homes LP 8.625% due 05/15/19 ~	100,000	104,250
Sinclair Television Group Inc 9.250% due 11/01/17 ~	50,000	55,875
Speedway Motorsports Inc 8.750% due 06/01/16	100,000	110,000
Stanadyne Corp 10.000% due 08/15/14	25,000	23,000
Standard Pacific Corp 8.375% due 05/15/18	150,000	160,312
Tenneco Inc 6.875% due 12/15/20	100,000	108,000
The Bon-Ton Department Stores Inc 10.250% due 03/15/14	50,000	43,875
The Goodyear Tire & Rubber Co
7.000% due 05/15/22	100,000	97,750
8.250% due 08/15/20	100,000	106,750
The Gymboree Corp 9.125% due 12/01/18	50,000	46,375
The Jones Group Inc 6.125% due 11/15/34	100,000	76,750
The McClatchy Co 11.500% due 02/15/17	125,000	133,437
The Neiman Marcus Group Inc 10.375% due 10/15/15	75,000	78,470
The Ryland Group Inc 6.625% due 05/01/20	100,000	101,500
Toll Brothers Finance Corp 8.910% due 10/15/17	100,000	120,843
Toys R Us - Delaware Inc 7.375% due 09/01/16 ~	100,000	103,000
Toys R Us Inc 7.875% due 04/15/13	50,000	52,000
Toys R Us Property Co I LLC 10.750% due 07/15/17	100,000	110,000
Toys R Us Property Co II LLC 8.500% due 12/01/17	25,000	26,219
Travelport LLC/Travelport Inc 9.000% due 03/01/16	100,000	60,875
TRW Automotive Inc 8.875% due 12/01/17 ~	100,000	111,000
Unitymedia Hessen GmbH & Co KG (Germany) 8.125% due 12/01/17 ~	100,000	108,500
Univision Communications Inc
6.875% due 05/15/19 ~	50,000	50,938
7.875% due 11/01/20 ~	100,000	105,500
8.500% due 05/15/21 ~	50,000	49,750
Videotron Ltee (Canada)
5.000% due 07/15/22 ~	200,000	199,000
9.125% due 04/15/18	100,000	111,000
Virgin Media Finance PLC (United Kingdom) 9.500% due 08/15/16	104,000	117,780

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Visant Corp 10.000% due 10/01/17	$20,000	$18,775
Wendy’s/Arby’s Restaurants LLC 10.000% due 07/15/16	100,000	109,500
WMG Acquisition Corp
9.500% due 06/15/16	100,000	109,500
11.500% due 10/01/18 ~	100,000	107,500
Wynn Las Vegas LLC
5.375% due 03/15/22 ~	100,000	97,750
7.750% due 08/15/20	180,000	198,675
XM Satellite Radio Inc 13.000% due 08/01/14 ~	175,000	198,844
Yankee Candle Co Inc 8.500% due 02/15/15	50,000	51,376
YCC Holdings LLC 10.250% due 02/15/16	100,000	102,375

		17,433,299

Consumer Staples - 4.6%

Alliance One International Inc 10.000% due 07/15/16	100,000	101,000
Bumble Bee Acquisition Corp 9.000% due 12/15/17 ~	24,000	24,600
C&S Group Enterprises LLC 8.375% due 05/01/17 ~	90,000	95,175
Central Garden & Pet Co 8.250% due 03/01/18	50,000	51,813
Constellation Brands Inc 7.250% due 05/15/17	200,000	227,500
Cott Beverages Inc 8.375% due 11/15/17	25,000	27,156
Dean Foods Co 9.750% due 12/15/18	100,000	111,125
Del Monte Corp 7.625% due 02/15/19	100,000	100,000
Dole Food Co Inc 8.000% due 10/01/16 ~	100,000	105,500
JBS USA LLC/JBS USA Finance Inc 11.625% due 05/01/14	100,000	116,750
Michael Foods Inc 9.750% due 07/15/18	50,000	55,187
NBTY Inc 9.000% due 10/01/18	200,000	221,250
New Albertsons Inc 7.750% due 06/15/26	100,000	81,500
Pinnacle Foods Finance LLC
8.250% due 09/01/17	100,000	109,000
9.250% due 04/01/15	25,000	25,813
Post Holdings Inc 7.375% due 02/15/22 ~	250,000	262,500
Reddy Ice Corp 11.250% due 03/15/15	50,000	48,000
Revlon Consumer Products Corp 9.750% due 11/15/15	50,000	54,000
Reynolds Group Issuer Inc
6.875% due 02/15/21 ~	150,000	156,000
7.875% due 08/15/19 ~	200,000	216,000
8.500% due 02/15/21 ~	100,000	94,500
8.750% due 10/15/16 ~	100,000	106,250
9.000% due 04/15/19 ~	100,000	99,000
9.250% due 05/15/18 ~	100,000	100,250
9.875% due 08/15/19 ~	200,000	204,750
Rite Aid Corp
8.000% due 08/15/20	100,000	115,625
9.500% due 06/15/17	250,000	251,875
10.250% due 10/15/19	50,000	57,812
Smithfield Foods Inc
7.750% due 07/01/17	100,000	113,500
10.000% due 07/15/14	54,000	63,450
Spectrum Brands Inc
9.500% due 06/15/18	50,000	56,625
9.500% due 06/15/18 ~	100,000	113,250
Stater Brothers Holdings Inc 7.375% due 11/15/18	50,000	54,438
SUPERVALU Inc 8.000% due 05/01/16	250,000	263,125
U.S. Foodservice 8.500% due 06/30/19 ~	100,000	101,750

		3,986,069

Energy - 14.5%

Afren PLC (United Kingdom) 11.500% due 02/01/16 ~	100,000	109,250
Alpha Natural Resources Inc
6.000% due 06/01/19	100,000	91,000
6.250% due 06/01/21	100,000	90,750
Antero Resources Finance Corp 7.250% due 08/01/19 ~	75,000	77,625
Arch Coal Inc
7.250% due 06/15/21 ~	150,000	139,125
8.750% due 08/01/16	100,000	105,500
Arch Western Finance LLC 6.750% due 07/01/13	47,000	47,176
ATP Oil & Gas Corp 11.875% due 05/01/15	135,000	99,225
Basic Energy Services Inc 7.125% due 04/15/16	50,000	51,000
Berry Petroleum Co
6.375% due 09/15/22	90,000	92,700
6.750% due 11/01/20	50,000	53,125
Bill Barrett Corp 7.625% due 10/01/19	100,000	102,000
CCS Inc (Canada) 11.000% due 11/15/15 ~	50,000	51,500
Chaparral Energy Inc 9.875% due 10/01/20	100,000	112,000
Chesapeake Energy Corp
6.500% due 08/15/17	400,000	428,000
6.625% due 08/15/20	100,000	102,250
6.775% due 03/15/19	250,000	248,437
Chesapeake Midstream Partners LP 6.125% due 07/15/22 ~	200,000	202,500
Chesapeake Oilfield Operating LLC 6.625% due 11/15/19 ~	100,000	99,750
Cie Generale de Geophysique-Veritas (France) 9.500% due 05/15/16	125,000	138,125
CITIC Resources Finance 2007 Ltd (United Kingdom) 6.750% due 05/15/14 ~	100,000	103,000
Cloud Peak Energy Resources LLC 8.250% due 12/15/17	25,000	25,625
Coffeyville Resources LLC 10.875% due 04/01/17 ~	50,000	56,500
Comstock Resources Inc 7.750% due 04/01/19	100,000	93,500
Concho Resources Inc
6.500% due 01/15/22	100,000	106,000
7.000% due 01/15/21	30,000	32,325
Connacher Oil and Gas Ltd (Canada) 8.500% due 08/01/19 ~	100,000	100,500
CONSOL Energy Inc
8.000% due 04/01/17	185,000	193,787
8.250% due 04/01/20	75,000	78,750
Continental Resources Inc
5.000% due 09/15/22 ~	100,000	100,625
7.125% due 04/01/21	10,000	11,150
7.375% due 10/01/20	25,000	27,875
Copano Energy LLC 7.750% due 06/01/18	50,000	52,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value

Crosstex Energy LP 8.875% due 02/15/18	$105,000	$112,088
Denbury Resources Inc
6.375% due 08/15/21	100,000	106,250
8.250% due 02/15/20	110,000	123,475
El Paso Corp
6.500% due 09/15/20	200,000	221,125
7.750% due 01/15/32	150,000	171,180
El Paso Pipeline Partners Operating Co LLC
5.000% due 10/01/21	100,000	104,148
7.500% due 11/15/40	100,000	118,349
Enbridge Energy Partners LP 8.050% due 10/01/77 §	50,000	54,366
Energy Transfer Equity LP 7.500% due 10/15/20	195,000	217,425
Energy XXI Gulf Coast Inc 9.250% due 12/15/17	100,000	108,750
Enterprise Products Operating LLC 7.034% due 01/15/68 §	100,000	107,628
EXCO Resources Inc 7.500% due 09/15/18	35,000	31,325
Expro Finance Luxembourg SCA (Luxembourg) 8.500% due 12/15/16 ~	150,000	145,125
Exterran Holdings Inc 7.250% due 12/01/18	50,000	48,250
Forest Oil Corp 8.500% due 02/15/14	100,000	107,500
Frac Tech Services LLC 7.875% due 11/15/18 ~	25,000	26,250
Harvest Operations Corp (Canada) 6.875% due 10/01/17 ~	125,000	133,125
Helix Energy Solutions Group Inc 9.500% due 01/15/16 ~	29,000	30,414
Hilcorp Energy I LP 7.625% due 04/15/21 ~	100,000	108,500
Holly Corp 9.875% due 06/15/17	25,000	28,000
Inergy LP 7.000% due 10/01/18	115,000	112,700
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	150,000	159,938
Kinder Morgan Finance Co ULC (Canada) 5.700% due 01/05/16	100,000	106,000
Kodiak Oil & Gas Corp (Canada) 8.125% due 12/01/19 ~	100,000	105,875
Laredo Petroleum Inc 9.500% due 02/15/19	50,000	55,875
Linn Energy LLC
6.250% due 11/01/19 ~	250,000	242,812
6.500% due 05/15/19 ~	100,000	98,500
8.625% due 04/15/20	175,000	189,437
MarkWest Energy Partners LP
6.250% due 06/15/22	100,000	105,500
6.500% due 08/15/21	150,000	160,125
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	100,000	105,250
MIE Holdings Corp (Cayman) 9.750% due 05/12/16 ~	200,000	200,000
Milagro Oil & Gas 10.500% due 05/15/16	50,000	39,250
Murray Energy Corp 10.250% due 10/15/15 ~	100,000	97,750
Newfield Exploration Co
5.750% due 01/30/22	100,000	105,250
6.875% due 02/01/20	200,000	210,500
NGPL PipeCo LLC 7.119% due 12/15/17 ~	100,000	91,205
Oasis Petroleum Inc 6.500% due 11/01/21	100,000	101,000
Offshore Group Investments Ltd (Cayman) 11.500% due 08/01/15	115,000	127,075
Oil States International Inc 6.500% due 06/01/19	100,000	105,500
Parker Drilling Co 9.125% due 04/01/18	10,000	10,650
Patriot Coal Corp 8.250% due 04/30/18	10,000	7,675
PBF Holding Co LLC 8.250% due 02/15/20 ~	230,000	235,750
Peabody Energy Corp
6.000% due 11/15/18 ~	200,000	197,000
6.250% due 11/15/21 ~	150,000	147,750
7.375% due 11/01/16	100,000	110,250
Penn Virginia Corp 7.250% due 04/15/19	100,000	86,500
Penn Virginia Resource Partners LP 8.250% due 04/15/18	25,000	25,750
PetroBakken Energy Ltd (Canada) 8.625% due 02/01/20 ~	200,000	209,000
Pioneer Natural Resources Co 7.500% due 01/15/20	200,000	245,547
Plains Exploration & Production Co 6.750% due 02/01/22	500,000	525,000
Precision Drilling Corp (Canada) 6.625% due 11/15/20	100,000	105,250
QEP Resources Inc 6.875% due 03/01/21	50,000	55,500
Quicksilver Resources Inc 11.750% due 01/01/16	150,000	159,375
Range Resources Corp
5.000% due 08/15/22	200,000	197,750
5.750% due 06/01/21	50,000	52,750
6.750% due 08/01/20	100,000	109,000
Regency Energy Partners LP
6.875% due 12/01/18	100,000	106,250
9.375% due 06/01/16	25,000	27,594
Rockies Express Pipeline LLC 3.900% due 04/15/15 ~	250,000	232,500
Rosetta Resources Inc 9.500% due 04/15/18	25,000	27,625
Sabine Pass LNG LP 7.500% due 11/30/16	200,000	215,500
Samson Investment Co 9.750% due 02/15/20 ~	235,000	238,231
SandRidge Energy Inc
8.750% due 01/15/20	150,000	156,000
9.875% due 05/15/16	50,000	54,500
SESI LLC
6.375% due 05/01/19	100,000	106,500
7.125% due 12/15/21 ~	50,000	54,250
Southwestern Energy Co 7.500% due 02/01/18	50,000	60,478
Stone Energy Corp 8.625% due 02/01/17	100,000	105,000
Sunoco Inc 5.750% due 01/15/17	100,000	105,968
Swift Energy Co 7.125% due 06/01/17	50,000	52,125
Targa Resources Partners LP 7.875% due 10/15/18	100,000	107,500
Teekay Corp 8.500% due 01/15/20	25,000	26,063
Tesoro Corp 6.500% due 06/01/17	100,000	103,250
W&T Offshore Inc 8.500% due 06/15/19	100,000	106,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Whiting Petroleum Corp 6.500% due 10/01/18	$25,000	$26,750
WPX Energy Inc 5.250% due 01/15/17 ~	150,000	150,000

		12,588,946

Financials - 13.1%

Agile Property Holdings Ltd (Cayman) 8.875% due 04/28/17 ~	100,000	94,000
Ally Financial Inc
4.500% due 02/11/14	300,000	301,125
5.500% due 02/15/17	150,000	150,305
8.000% due 03/15/20	300,000	334,500
8.300% due 02/12/15	75,000	81,844
American General Finance Corp 5.850% due 06/01/13	100,000	92,750
Atlantic Finance Ltd (United Kingdom) 10.750% due 05/27/14 ~	200,000	220,145
BAC Capital Trust XI 6.625% due 05/23/36	150,000	152,210
Capital One Capital V 10.250% due 08/15/39	300,000	309,750
CB Richard Ellis Services Inc 6.625% due 10/15/20	100,000	106,750
CIT Group Inc
5.250% due 04/01/14 ~	650,000	667,062
5.250% due 03/15/18	150,000	153,188
6.625% due 04/01/18 ~	250,000	272,812
7.000% due 05/02/16 ~	300,000	301,500
Colonial Realty LP 5.500% due 10/01/15	100,000	105,573
Country Garden Holdings Co Ltd (Cayman) 11.125% due 02/23/18 ~	200,000	197,000
Developers Diversified Realty Corp REIT
4.750% due 04/15/18	50,000	51,850
9.625% due 03/15/16	100,000	121,153
Dresdner Funding Trust I 8.151% due 06/30/31 ~	100,000	87,000
E*TRADE Financial Corp 6.750% due 06/01/16	100,000	102,750
Evergrande Real Estate Group Ltd (Cayman) 13.000% due 01/27/15 ~	100,000	98,250
Felcor Lodging LP REIT
6.750% due 06/01/19	100,000	101,500
10.000% due 10/01/14	39,000	44,655
First Data Corp
8.250% due 01/15/21 ~	312,000	306,540
8.875% due 08/15/20 ~	100,000	108,875
9.875% due 09/24/15	26,000	26,260
10.550% due 09/24/15	105,275	107,381
11.250% due 03/31/16	200,000	182,000
12.625% due 01/15/21	212,000	213,590
Ford Motor Credit Co LLC
5.000% due 05/15/18	100,000	103,808
5.750% due 02/01/21	300,000	324,325
5.875% due 08/02/21	200,000	216,030
7.000% due 10/01/13	250,000	267,179
7.000% due 04/15/15	400,000	437,944
8.125% due 01/15/20	100,000	121,213
General Motors Acceptance Corp
6.750% due 12/01/14	150,000	156,195
7.500% due 12/31/13	100,000	106,500
8.000% due 12/31/18	100,000	106,750
8.000% due 11/01/31	175,000	192,796
General Motors Financial Co Inc 6.750% due 06/01/18	100,000	106,914
Genworth Financial Inc 6.150% due 11/15/66 §	50,000	34,000
Host Hotels & Resorts LP REIT
5.875% due 06/15/19	100,000	105,875
6.750% due 06/01/16	155,000	160,425
iStar Financial Inc REIT 8.625% due 06/01/13	100,000	100,250
Leucadia National Corp 8.125% due 09/15/15	100,000	112,500
Liberty Mutual Group Inc 10.750% due 06/15/88 § ~	225,000	303,187
Longfor Properties Co Ltd (Cayman) 9.500% due 04/07/16 ~	100,000	101,500
Mizuho Capital Investment USD 2 Ltd (Cayman) 14.950% § ± ~	100,000	124,473
MPT Operating Partnership LP REIT 6.375% due 02/15/22	100,000	102,000
National Money Mart Co (Canada) 10.375% due 12/15/16	50,000	55,500
NB Capital Trust II 7.830% due 12/15/26	100,000	100,375
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	100,000	101,250
Nuveen Investments Inc 10.500% due 11/15/15	50,000	52,063
Omega Healthcare Investors Inc REIT 6.750% due 10/15/22	100,000	106,500
PHH Corp 9.250% due 03/01/16	100,000	102,125
Provident Funding Associates LP 10.250% due 04/15/17 ~	50,000	48,875
RBS Capital Trust II 6.425% § ±	100,000	69,000
Realogy Corp
7.625% due 01/15/20 ~	100,000	105,000
11.500% due 04/15/17	100,000	94,750
Reckson Operating Partnership LP REIT 6.000% due 03/31/16	100,000	106,355
Regions Bank 7.500% due 05/15/18	100,000	114,250
Regions Financial Corp 7.375% due 12/10/37	100,000	100,250
Renhe Commercial Holdings Co Ltd (Cayman) 13.000% due 03/10/16 ~	100,000	63,000
Residential Capital LLC 9.625% due 05/15/15	250,000	213,750
Resona Preferred Global Securities Ltd (Cayman) 7.191% § ± ~	100,000	104,561
SMFG Preferred Capital USD 3 Ltd (Cayman) 9.500% § ± ~	75,000	88,500
Springleaf Finance Corp 6.900% due 12/15/17	200,000	157,000
Synovus Financial Corp 5.125% due 06/15/17	50,000	46,125
The Rouse Co LP REIT 6.750% due 11/09/15	100,000	105,625
The Royal Bank of Scotland Group PLC (United Kingdom)
5.000% due 10/01/14	400,000	395,336
7.640% § ±	100,000	69,000
7.648% § ±	50,000	42,625
Trans Union LLC 11.375% due 06/15/18	50,000	58,875
Weyerhaeuser Co REIT
7.375% due 10/01/19	100,000	114,904
7.375% due 03/15/32	200,000	213,148

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Woori Bank Co Ltd (South Korea) 6.208% due 05/02/67 § ~	$100,000	$101,000
XL Group PLC (Ireland) 6.500% § ±	100,000	85,250

		11,391,174

Health Care - 7.4%

Accellent Inc 10.000% due 11/01/17	100,000	82,125
Alere Inc 9.000% due 05/15/16	100,000	104,750
Apria Healthcare Group Inc
11.250% due 11/01/14	50,000	52,563
12.375% due 11/01/14	100,000	100,250
Bausch & Lomb Inc 9.875% due 11/01/15	50,000	52,875
Biomet Inc
10.000% due 10/15/17	100,000	108,125
11.625% due 10/15/17	150,000	162,937
Capella Healthcare Inc 9.250% due 07/01/17	100,000	103,000
Centene Corp 5.750% due 06/01/17	25,000	25,969
CHS/Community Health Systems Inc
8.000% due 11/15/19 ~	200,000	207,500
8.875% due 07/15/15	151,000	156,662
ConvaTec Healthcare E SA (Luxembourg) 10.500% due 12/15/18 ~	150,000	154,875
DaVita Inc 6.625% due 11/01/20	150,000	157,500
DJO Finance LLC 10.875% due 11/15/14	75,000	76,500
Elan Finance PLC (Ireland) 8.750% due 10/15/16	100,000	110,625
Emergency Medical Services Corp 8.125% due 06/01/19	100,000	103,250
Endo Pharmaceuticals Holdings Inc 7.000% due 07/15/19	95,000	101,888
Fresenius Medical Care U.S. Finance II Inc 5.625% due 07/31/19 ~	200,000	206,500
Fresenius Medical Care U.S. Finance Inc 5.750% due 02/15/21 ~	100,000	104,000
Grifols Inc 8.250% due 02/01/18	100,000	108,750
HCA Holdings Inc 7.750% due 05/15/21	100,000	103,875
HCA Inc
5.875% due 03/15/22	150,000	150,562
6.375% due 01/15/15	150,000	159,000
6.500% due 02/15/16	100,000	107,000
6.500% due 02/15/20	160,000	168,400
7.250% due 09/15/20	400,000	437,500
7.500% due 02/15/22	400,000	427,000
Health Management Associates Inc 7.375% due 01/15/20 ~	200,000	205,000
Health Net Inc 6.375% due 06/01/17	100,000	107,500
HealthSouth Corp 7.750% due 09/15/22	100,000	108,500
Iasis Healthcare LLC 8.375% due 05/15/19	100,000	97,750
IMS Health Inc 12.500% due 03/01/18 ~	100,000	118,750
inVentiv Health Inc 10.000% due 08/15/18 ~	50,000	45,500
Kindred Healthcare Inc 8.250% due 06/01/19	100,000	87,625
Kinetic Concepts Inc 10.500% due 11/01/18 ~	200,000	209,750
LifePoint Hospitals Inc 6.625% due 10/01/20	50,000	53,250
MedAssets Inc 8.000% due 11/15/18	50,000	52,750
Multiplan Inc 9.875% due 09/01/18 ~	25,000	27,125
Mylan Inc 7.875% due 07/15/20 ~	200,000	224,000
Omnicare Inc 7.750% due 06/01/20	100,000	111,500
Phibro Animal Health Corp 9.250% due 07/01/18 ~	25,000	24,938
Select Medical Corp 7.625% due 02/01/15	100,000	99,375
Tenet Healthcare Corp
6.250% due 11/01/18 ~	140,000	144,900
8.000% due 08/01/20	100,000	103,500
8.875% due 07/01/19	150,000	168,750
Universal Health Services Inc 7.000% due 10/01/18	65,000	69,875
Valeant Pharmaceuticals International Inc
6.500% due 07/15/16 ~	100,000	102,250
6.750% due 10/01/17 ~	100,000	101,750
7.000% due 10/01/20 ~	10,000	10,000
7.250% due 07/15/22 ~	100,000	99,500
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	150,000	153,750
Warner Chilcott Co LLC 7.750% due 09/15/18	100,000	104,750

		6,466,319

Industrials - 10.4%

Abengoa Finance SAU (Spain) 8.875% due 11/01/17 ~	100,000	100,000
ACCO Brands Corp 10.625% due 03/15/15	50,000	54,688
Air Canada (Canada) 9.250% due 08/01/15 ~	105,000	102,900
Air Lease Corp 5.625% due 04/01/17 ~	250,000	250,312
Alliant Techsystems Inc 6.875% due 09/15/20	100,000	107,250
American Airlines Inc 13.000% due 08/01/16	68,682	72,803
AMGH Merger Sub Inc 9.250% due 11/01/18 ~	100,000	104,500
Ashtead Capital Inc 9.000% due 08/15/16 ~	100,000	104,875
Avis Budget Car Rental LLC
7.750% due 05/15/16	50,000	51,500
9.625% due 03/15/18	100,000	109,000
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/17/16 ~	90,400	94,694
BE Aerospace Inc 6.875% due 10/01/20	125,000	137,500
Bombardier Inc (Canada) 7.750% due 03/15/20 ~	150,000	168,000
Case New Holland Inc
7.750% due 09/01/13	100,000	107,000
7.875% due 12/01/17	150,000	175,125
Cenveo Corp 8.875% due 02/01/18	100,000	95,500
Ceridian Corp 11.250% due 11/15/15	100,000	90,750
CEVA Group PLC (United Kingdom) 11.500% due 04/01/18 ~	100,000	99,500
Clean Harbors Inc 7.625% due 08/15/16	100,000	105,750
Colt Defense LLC 8.750% due 11/15/17	25,000	16,938

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Continental Airlines Inc 6.750% due 09/15/15 ~	$50,000	$50,438
Corrections Corp of America 6.750% due 01/31/14	100,000	100,625
CSC Holdings LLC
6.750% due 11/15/21 ~	200,000	209,250
7.625% due 07/15/18	100,000	112,000
Delta Air Lines Inc 9.500% due 09/15/14 ~	124,000	132,680
Deluxe Corp 7.000% due 03/15/19	100,000	104,000
DynCorp International Inc 10.375% due 07/01/17	50,000	43,688
EnergySolutions Inc 10.750% due 08/15/18	25,000	25,938
FTI Consulting Inc 6.750% due 10/01/20	50,000	53,813
GeoEye Inc 9.625% due 10/01/15	50,000	55,000
Griffon Corp 7.125% due 04/01/18	100,000	103,875
Huntington Ingalls Industries Inc 7.125% due 03/15/21	50,000	53,813
International Lease Finance Corp
4.875% due 04/01/15	300,000	297,145
5.750% due 05/15/16	100,000	99,960
6.250% due 05/15/19	250,000	246,762
6.625% due 11/15/13	200,000	205,000
8.625% due 09/15/15	100,000	110,375
8.750% due 03/15/17	200,000	223,000
Iron Mountain Inc
8.375% due 08/15/21	80,000	87,400
8.750% due 07/15/18	50,000	52,125
JMC Steel Group 8.250% due 03/15/18 ~	50,000	52,250
Kratos Defense & Security Solutions Inc 10.000% due 06/01/17	100,000	108,750
L-3 Communications Corp 6.375% due 10/15/15	100,000	102,625
Marquette Transportation Co 10.875% due 01/15/17	25,000	26,469
Masco Corp
4.800% due 06/15/15	100,000	102,521
6.125% due 10/03/16	50,000	52,895
7.125% due 03/15/20	100,000	107,037
McJunkin Red Man Corp 9.500% due 12/15/16	60,000	65,700
Meritor Inc 10.625% due 03/15/18	100,000	108,000
Mueller Water Products Inc 8.750% due 09/01/20	50,000	56,250
Navios Martime Holdings Inc 8.875% due 11/01/17	25,000	25,750
Navistar International Corp 8.250% due 11/01/21	203,000	222,285
Nielsen Finance LLC
7.750% due 10/15/18	100,000	110,750
11.625% due 02/01/14	100,000	116,000
Nortek Inc 8.500% due 04/15/21	100,000	99,500
Oshkosh Corp 8.500% due 03/01/20	25,000	27,344
Ply Gem Industries Inc
8.250% due 02/15/18	100,000	101,125
13.125% due 07/15/14	50,000	50,750
Polypore International Inc 7.500% due 11/15/17	25,000	26,500
RBS Global Inc 8.500% due 05/01/18	125,000	134,687
RR Donnelley & Sons Co
6.125% due 01/15/17	184,000	176,640
7.250% due 05/15/18	75,000	73,125
RSC Equipment Rental Inc
8.250% due 02/01/21	100,000	107,000
9.500% due 12/01/14	61,000	62,982
Schaeffler Finance BV (Netherlands) 7.750% due 02/15/17 ~	100,000	106,250
Sensata Technologies BV (Netherlands) 6.500% due 05/15/19 ~	60,000	63,075
Sequa Corp 11.750% due 12/01/15 ~	100,000	106,750
Severstal Columbus LLC 10.250% due 02/15/18	100,000	107,500
Spirit Aerosystems Inc 6.750% due 12/15/20	25,000	27,188
SPX Corp 6.875% due 09/01/17	100,000	110,000
Swift Services Holdings Inc 10.000% due 11/15/18	100,000	109,375
Terex Corp 8.000% due 11/15/17	100,000	104,000
Textron Financial Corp 5.400% due 04/28/13	50,000	51,867
The Hertz Corp
6.750% due 04/15/19	100,000	104,000
7.500% due 10/15/18	100,000	106,625
The Manitowoc Co Inc 8.500% due 11/01/20	50,000	55,250
Tomkins LLC 9.000% due 10/01/18	149,000	165,762
TransDigm Inc 7.750% due 12/15/18	150,000	163,125
TriMas Corp 9.750% due 12/15/17	45,000	49,950
Triumph Group Inc 8.625% due 07/15/18	50,000	56,250
UCI International Inc 8.625% due 02/15/19	50,000	51,625
United Air Lines Inc 9.875% due 08/01/13 ~	135,000	142,425
United Rentals North America Inc
8.375% due 09/15/20	100,000	104,000
9.250% due 12/15/19	100,000	110,750
UR Financing Escrow Corp 7.625% due 04/15/22 ~	220,000	226,600
USG Corp
8.375% due 10/15/18 ~	100,000	103,000
9.750% due 01/15/18	100,000	99,750
VWR Funding Inc 10.250% due 07/15/15 §	100,000	104,000
Western Express Inc 12.500% due 04/15/15 ~	25,000	10,500

		9,072,024

Information Technology - 4.0%

Advanced Micro Devices Inc
7.750% due 08/01/20	100,000	110,500
8.125% due 12/15/17	10,000	11,050
Alcatel-Lucent USA Inc 6.450% due 03/15/29	100,000	79,500
Amkor Technology Inc
6.625% due 06/01/21	50,000	51,938
7.375% due 05/01/18	25,000	26,906
Aspect Software Inc 10.625% due 05/15/17	100,000	107,250
Brocade Communications Systems Inc 6.875% due 01/15/20	100,000	110,750
CDW LLC 8.500% due 04/01/19	200,000	213,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
CommScope Inc 8.250% due 01/15/19 ~	$150,000	$160,500
CoreLogic Inc 7.250% due 06/01/21 ~	100,000	103,500
Earthlink Inc 8.875% due 05/15/19	100,000	97,250
Epicor Software Corp 8.625% due 05/01/19	100,000	102,750
Equinix Inc
7.000% due 07/15/21	100,000	110,000
8.125% due 03/01/18	50,000	55,250
Fidelity National Information Services Inc
5.000% due 03/15/22 ~	100,000	99,000
7.625% due 07/15/17	50,000	55,000
Freescale Semiconductor Inc
8.050% due 02/01/20	100,000	101,000
8.875% due 12/15/14	133,000	137,156
9.250% due 04/15/18 ~	100,000	110,000
10.125% due 03/15/18 ~	150,000	168,000
10.750% due 08/01/20	67,000	75,542
GXS Worldwide Inc 9.750% due 06/15/15	55,000	53,762
iGate Corp 9.000% due 05/01/16	100,000	109,125
Jabil Circuit Inc 5.625% due 12/15/20	100,000	105,500
JDA Software Group Inc 8.000% due 12/15/14	25,000	26,938
Lawson Software Inc 9.375% due 04/01/19 ~	64,000	66,400
NXP BV (Netherlands) 9.750% due 08/01/18 ~	150,000	170,250
Sanmina-SCI Corp
7.000% due 05/15/19 ~	50,000	51,250
8.125% due 03/01/16	63,000	64,969
Seagate HDD (Cayman) 7.000% due 11/01/21 ~	100,000	108,000
Seagate Technology HDD Holdings (Cayman) 6.800% due 10/01/16	100,000	110,750
Sorenson Communications Inc 10.500% due 02/01/15 ~	50,000	41,500
STATS ChipPAC Ltd (Singapore) 7.500% due 08/12/15 ~	100,000	107,750
SunGard Data Systems Inc
7.375% due 11/15/18	150,000	160,125
7.625% due 11/15/20	100,000	107,250
10.250% due 08/15/15	100,000	104,375
ViaSat Inc 8.875% due 09/15/16	25,000	27,250

		3,501,536

Materials - 9.3%

AbitibiBowater Inc 10.250% due 10/15/18	35,000	40,338
AK Steel Corp 7.625% due 05/15/20	100,000	97,000
Aleris International Inc 7.625% due 02/15/18	100,000	105,125
Ardagh Packaging Finance PLC (Ireland) 9.125% due 10/15/20 ~	50,000	53,875
Ashland Inc 9.125% due 06/01/17	100,000	111,375
Associated Materials LLC 9.125% due 11/01/17	100,000	97,750
Ball Corp
5.000% due 03/15/22	250,000	250,937
5.750% due 05/15/21	100,000	106,750
7.125% due 09/01/16	125,000	136,875
Berry Plastics Corp 9.750% due 01/15/21	200,000	219,500
Boise Paper Holdings LLC 9.000% due 11/01/17	15,000	16,613
Building Materials Corp of America
6.750% due 05/01/21 ~	100,000	106,375
6.875% due 08/15/18 ~	100,000	105,625
Calcipar SA (Luxembourg) 6.875% due 05/01/18 ~	100,000	102,000
Cascades Inc (Canada) 7.750% due 12/15/17	100,000	100,500
Celanese U.S. Holdings LLC
5.875% due 06/15/21	100,000	105,625
6.625% due 10/15/18	5,000	5,350
CF Industries Inc 6.875% due 05/01/18	100,000	115,750
Chemtura Corp 7.875% due 09/01/18	100,000	108,000
China Oriental Group Co Ltd (Bermuda) 8.000% due 08/18/15 ~	100,000	92,750
China Shanshui Cement Group Ltd (Cayman) 8.500% due 05/25/16 ~	200,000	195,000
Clearwater Paper Corp 7.125% due 11/01/18	50,000	53,250
Commercial Metals Co 7.350% due 08/15/18	100,000	103,625
Consolidated Minerals Ltd (United Kingdom) 8.875% due 05/01/16 ~	100,000	85,250
Crown Americas LLC Corp II 7.625% due 05/15/17	100,000	108,125
Crown Americas LLC Corp III 6.250% due 02/01/21	100,000	108,000
Edgen Murray Corp 12.250% due 01/15/15	25,000	25,625
FMG Resources August 2006 Property Ltd (Australia)
6.000% due 04/01/17 ~	150,000	148,875
6.875% due 02/01/18 ~	100,000	100,500
7.000% due 11/01/15 ~	200,000	205,000
8.250% due 11/01/19 ~	200,000	211,000
Georgia Gulf Corp 9.000% due 01/15/17 ~	80,000	89,200
Graphic Packaging International Inc
7.875% due 10/01/18	5,000	5,563
9.500% due 06/15/17	50,000	55,750
Hanson Ltd (United Kingdom) 6.125% due 08/15/16	125,000	134,687
Hexion U.S. Finance Corp
8.875% due 02/01/18	85,000	88,400
9.000% due 11/15/20	100,000	93,500
Huntsman International LLC
8.625% due 03/15/20	25,000	28,063
8.625% due 03/15/21	100,000	112,750
Ineos Finance PLC (United Kingdom) 9.000% due 05/15/15 ~	50,000	53,312
Ineos Group Holdings PLC (United Kingdom) 8.500% due 02/15/16 ~	175,000	166,250
Koppers Inc 7.875% due 12/01/19	10,000	10,725
Lafarge SA (France) 6.500% due 07/15/16	200,000	212,453
Longview Fibre Paper & Packaging Inc 8.000% due 06/01/16 ~	60,000	61,425
Lyondell Chemical Co
8.000% due 11/01/17	34,000	38,335
11.000% due 05/01/18	149,730	166,200
LyondellBasell Industries NV (Netherlands)
5.000% due 04/15/19 ~	400,000	401,000
6.000% due 11/15/21 ~	120,000	126,600
MeadWestvaco Corp 7.375% due 09/01/19	125,000	145,725

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Midwest Vanadium Property Ltd (Australia) 11.500% due 02/15/18 ~	$50,000	$34,750
Mirabela Nickel Ltd (Australia) 8.750% due 04/15/18 ~	100,000	86,500
Momentive Performance Materials Inc 9.000% due 01/15/21	100,000	88,000
NOVA Chemicals Corp (Canada) 8.375% due 11/01/16	50,000	55,750
Novelis Inc (Canada) 8.750% due 12/15/20	200,000	220,000
Owens-Brockway Glass Container Inc 7.375% due 05/15/16	70,000	79,100
Packaging Dynamics Corp 8.750% due 02/01/16 ~	100,000	105,500
PE Paper Escrow GmbH (Austria) 12.000% due 08/01/14 ~	100,000	109,000
Polymer Group Inc 7.750% due 02/01/19	100,000	105,750
PolyOne Corp 7.375% due 09/15/20	10,000	10,625
Ryerson Inc 12.000% due 11/01/15	50,000	51,500
Sealed Air Corp
5.625% due 07/15/13 ~	100,000	103,221
8.375% due 09/15/21 ~	150,000	169,312
Silgan Holdings Inc 5.000% due 04/01/20 ~	100,000	99,750
Solo Cup Co
8.500% due 02/15/14	50,000	50,375
10.500% due 11/01/13	100,000	102,250
Solutia Inc 8.750% due 11/01/17	45,000	51,244
Steel Dynamics Inc 7.625% due 03/15/20	150,000	163,125
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	88,000
Taminco Global Chemical Corp 9.750% due 03/31/20 ~	150,000	156,750
Texas Industries Inc 9.250% due 08/15/20	35,000	33,775
The Scotts Miracle-Gro Co 7.250% due 01/15/18	50,000	54,125
Thompson Creek Metals Co Inc (Canada) 7.375% due 06/01/18	100,000	93,500
United States Steel Corp
5.650% due 06/01/13	150,000	158,880
7.000% due 02/01/18	100,000	103,250
Verso Paper Holdings LLC
8.750% due 02/01/19	100,000	55,500
11.375% due 08/01/16	25,000	16,063
Vulcan Materials Co
6.400% due 11/30/17	100,000	105,375
7.500% due 06/15/21	80,000	89,000

		8,052,271

Telecommunication Services - 8.2%

Avaya Inc
7.000% due 04/01/19 ~	50,000	50,375
9.750% due 11/01/15	100,000	99,000
Cincinnati Bell Inc
8.375% due 10/15/20	100,000	100,750
8.750% due 03/15/18	100,000	93,875
Citizens Communications Co 9.000% due 08/15/31	100,000	97,500
Clearwire Communications LLC
12.000% due 12/01/15 ~	230,000	227,700
12.000% due 12/01/17 ~	100,000	89,250
Cricket Communications Inc
7.750% due 05/15/16	125,000	132,500
7.750% due 10/15/20	125,000	123,281
Crown Castle International Corp 7.125% due 11/01/19	100,000	109,750
Frontier Communications Corp
8.250% due 05/01/14	250,000	272,500
8.500% due 04/15/20	300,000	317,250
GCI Inc 6.750% due 06/01/21	100,000	101,125
Hughes Satelite Systems Corp
6.500% due 06/15/19	55,000	57,750
7.625% due 06/15/21	95,000	102,362
Inmarsat Finance PLC (United Kingdom) 7.375% due 12/01/17 ~	100,000	107,250
Integra Telecom Holdings Inc 10.750% due 04/15/16 ~	10,000	9,225
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 04/01/19	200,000	211,250
7.500% due 04/01/21	200,000	211,250
9.500% due 06/15/16	100,000	104,750
11.250% due 06/15/16	100,000	105,500
Intelsat Luxembourg SA (Luxembourg) 11.250% due 02/04/17	350,000	364,875
Level 3 Communications Inc 11.875% due 02/01/19	100,000	114,500
Level 3 Escrow Inc 8.125% due 07/01/19 ~	100,000	103,500
Level 3 Financing Inc 8.625% due 07/15/20 ~	200,000	210,500
MetroPCS Wireless Inc 7.875% due 09/01/18	200,000	211,500
Nextel Communications Inc
5.950% due 03/15/14	100,000	100,500
6.875% due 10/31/13	300,000	301,500
NII Capital Corp 7.625% due 04/01/21	200,000	196,500
PAETEC Holding Corp
8.875% due 06/30/17	100,000	109,000
9.875% due 12/01/18	50,000	56,750
SBA Telecommunications Inc 8.000% due 08/15/16	100,000	108,000
Sprint Capital Corp
6.875% due 11/15/28	150,000	115,500
8.750% due 03/15/32	200,000	172,500
Sprint Nextel Corp
6.000% due 12/01/16	200,000	179,500
7.000% due 03/01/20 ~	200,000	203,500
8.375% due 08/15/17	275,000	266,750
9.000% due 11/15/18 ~	300,000	330,000
11.500% due 11/15/21 ~	100,000	107,750
Telesat LLC (Canada) 11.000% due 11/01/15	75,000	80,438
UPC Holding BV (Netherlands) 9.875% due 04/15/18 ~	50,000	55,500
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	200,000	205,000
West Corp 7.875% due 01/15/19	175,000	187,250
Windstream Corp
7.500% due 04/01/23	100,000	103,500
7.750% due 10/01/21	100,000	107,500
7.875% due 11/01/17	150,000	166,125
8.125% due 09/01/18	200,000	215,000

		7,097,131

Utilities - 5.4%

Ameren Energy Generating Co 7.000% due 04/15/18	100,000	89,000
AmeriGas Finance LLC 7.000% due 05/20/22	200,000	204,500
AmeriGas Partners LP 6.500% due 05/20/21	48,000	48,960

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Principal
	Amount	Value
Calpine Construction Finance Co LP 8.000% due 06/01/16 ~	$100,000	$109,250
Calpine Corp
7.250% due 10/15/17 ~	250,000	266,250
7.500% due 02/15/21 ~	250,000	268,125
CMS Energy Corp
2.750% due 05/15/14	100,000	100,535
8.750% due 06/15/19	25,000	30,607
DPL Inc 6.500% due 10/15/16 ~	100,000	108,000
Dubai Electricity & Water Authority (United Arab Emirates) 7.375% due 10/21/20 ~	250,000	269,375
Duquesne Light Holdings Inc 5.900% due 12/01/21 ~	100,000	106,994
Edison Mission Energy
7.000% due 05/15/17	300,000	190,500
7.200% due 05/15/19	100,000	62,500
Energy Future Holdings Corp
10.000% due 01/15/20	250,000	272,500
11.250% due 11/01/17	80,000	66,450
Energy Future Intermediate Holding Co LLC
10.000% due 12/01/20	46,000	50,370
11.750% due 03/01/22 ~	100,000	102,750
Ferrellgas LP 6.500% due 05/01/21	100,000	90,750
GenOn Energy Inc 9.500% due 10/15/18	45,000	41,625
Intergen NV (Netherlands) 9.000% due 06/30/17 ~	150,000	158,625
NRG Energy Inc
7.625% due 01/15/18	200,000	201,500
7.875% due 05/15/21	200,000	193,000
8.250% due 09/01/20	150,000	148,500
Puget Energy Inc 6.500% due 12/15/20	100,000	109,837
RRI Energy Inc 7.625% due 06/15/14	250,000	253,125
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	500,000	116,875
11.500% due 10/01/20 ~	200,000	131,500
The AES Corp
7.375% due 07/01/21 ~	200,000	222,000
8.000% due 10/15/17	300,000	339,375
Wind Acquisition Finance SA (Luxembourg)
7.250% due 02/15/18 ~	100,000	94,500
11.750% due 07/15/17 ~	190,000	188,100
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	112,625	97,324

		4,733,302

Total Corporate Bonds & Notes
(Cost $82,400,307)		84,322,071

	Shares
SHORT-TERM INVESTMENT - 3.1%

Money Market Fund - 3.1%

Federated Prime Obligations Fund	2,725,701	2,725,701

Total Short-Term Investment
(Cost $2,725,701)		2,725,701

TOTAL INVESTMENTS - 100.0%
(Cost $85,126,008)		87,047,772

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(5,699)

NET ASSETS - 100.0%		$87,042,073

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$84,322,071	$-	$84,322,071	$-
	Short-Term Investment	2,725,701	2,725,701	-	-

	Total	$87,047,772	$2,725,701	$84,322,071	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Consumer Discretionary - 14.2%

Aaron’s Inc	943	$24,424
Abercrombie & Fitch Co ‘A’	1,305	64,741
Advance Auto Parts Inc	1,275	112,927
Amazon.com Inc *	6,285	1,272,775
AMC Networks Inc ‘A’ *	940	41,952
Apollo Group Inc ‘A’ *	1,924	74,343
AutoNation Inc *	323	11,082
AutoZone Inc *	437	162,477
Bally Technologies Inc *	706	33,005
Bed Bath & Beyond Inc *	4,308	283,337
Big Lots Inc *	374	16,089
BorgWarner Inc *	1,894	159,740
Brinker International Inc	1,301	35,843
Cablevision Systems Corp ‘A’	3,816	56,019
CarMax Inc *	620	21,483
CBS Corp ‘B’	1,819	61,682
Charter Communications Inc ‘A’ *	917	58,184
Chico’s FAS Inc	1,983	29,943
Chipotle Mexican Grill Inc *	538	224,884
Choice Hotels International Inc	67	2,502
Coach Inc	5,077	392,351
Comcast Corp ‘A’	20,794	624,028
Darden Restaurants Inc	2,221	113,626
Deckers Outdoor Corp *	669	42,180
Delphi Automotive PLC * (United Kingdom)	818	25,849
DeVry Inc	970	32,854
Dick’s Sporting Goods Inc	1,628	78,274
DIRECTV ‘A’ *	12,202	602,047
Discovery Communications Inc ‘A’ *	4,570	231,242
DISH Network Corp ‘A’	2,599	85,585
Dollar General Corp *	1,712	79,094
Dollar Tree Inc *	2,000	188,980
DSW Inc ‘A’	365	19,991
Dunkin’ Brands Group Inc	370	11,141
Expedia Inc	995	33,273
Family Dollar Stores Inc	2,115	133,837
Ford Motor Co	36,148	451,489
Fossil Inc *	905	119,442
Garmin Ltd (Switzerland)	134	6,291
Gentex Corp	2,487	60,931
Genuine Parts Co	742	46,560
Groupon Inc *	592	10,881
Guess? Inc	1,128	35,250
H&R Block Inc	3,103	51,106
Hanesbrands Inc *	1,668	49,273
Harley-Davidson Inc	4,086	200,541
Harman International Industries Inc	783	36,652
Hasbro Inc	1,994	73,220
HomeAway Inc *	68	1,725
Hyatt Hotels Corp ‘A’ *	41	1,752
International Game Technology	2,684	45,064
ITT Educational Services Inc *	447	29,565
John Wiley & Sons Inc ‘A’	791	37,644
Johnson Controls Inc	2,968	96,401
Kohl’s Corp	3,707	185,461
Lamar Advertising Co ‘A’ *	281	9,107
Las Vegas Sands Corp	6,782	390,440
Leggett & Platt Inc	1,860	42,799
Liberty Global Inc ‘A’ *	4,793	240,033
Limited Brands Inc	4,313	207,024
LKQ Corp *	2,522	78,611
Macy’s Inc	913	36,273
Marriott International Inc ‘A’	4,485	169,757
Marriott Vacations Worldwide Corp *	447	12,744
Mattel Inc	4,466	150,326
McDonald’s Corp	17,943	1,760,208
MGM Resorts International *	1,293	17,611
Michael Kors Holdings Ltd * (United Kingdom)	747	34,803
Morningstar Inc	409	25,787
Netflix Inc *	957	110,093
Nike Inc ‘B’	6,174	669,509
Nordstrom Inc	2,664	148,438
O’Reilly Automotive Inc *	2,219	202,706
Omnicom Group Inc	4,861	246,210
Pandora Media Inc *	151	1,542
Panera Bread Co ‘A’ *	502	80,782
PetSmart Inc	1,961	112,208
Polaris Industries Inc	1,119	80,736
priceline.com Inc *	859	616,332
PVH Corp	158	14,114
Ralph Lauren Corp	1,086	189,322
Regal Entertainment Group ‘A’	486	6,610
Ross Stores Inc	4,064	236,118
Royal Caribbean Cruises Ltd (Liberia)	1,307	38,465
Sally Beauty Holdings Inc *	1,497	37,126
Scripps Networks Interactive Inc ‘A’	1,535	74,739
Sirius XM Radio Inc *	68,239	157,632
Starbucks Corp	12,963	724,502
Starwood Hotels & Resorts Worldwide Inc	3,373	190,271
Target Corp	615	35,836
Tempur-Pedic International Inc *	1,103	93,126
Tesla Motors Inc *	933	34,745
The Goodyear Tire & Rubber Co *	4,244	47,618
The Home Depot Inc	16,665	838,416
The Interpublic Group of Cos Inc	3,044	34,732
The McGraw-Hill Cos Inc	3,956	191,747
The TJX Cos Inc	13,354	530,287
Thomson Reuters Corp (NYSE) (Canada)	3,070	88,723
Tiffany & Co	2,208	152,639
Time Warner Cable Inc	5,518	449,717
Tractor Supply Co	1,249	113,109
TripAdvisor Inc *	993	35,420
Tupperware Brands Corp	992	62,992
Ulta Salon Cosmetics & Fragrance Inc	784	72,826
Under Armour Inc ‘A’ *	635	59,690
Urban Outfitters Inc *	1,898	55,251
Viacom Inc ‘B’	9,549	453,196
Virgin Media Inc	4,824	120,504
Visteon Corp *	31	1,643
Weight Watchers International Inc	509	39,290
Williams-Sonoma Inc	954	35,756
Wynn Resorts Ltd	1,104	137,868
Yum! Brands Inc	8,051	573,070

		18,352,211

Consumer Staples - 11.7%

Altria Group Inc	27,007	833,706
Avon Products Inc	7,439	144,019
Brown-Forman Corp ‘B’	1,512	126,086
Bunge Ltd (Bermuda)	644	44,075
Campbell Soup Co	2,322	78,600
Church & Dwight Co Inc	1,431	70,391
Coca-Cola Enterprises Inc	4,006	114,572
Colgate-Palmolive Co	7,626	745,670
ConAgra Foods Inc	890	23,371
Corn Products International Inc	1,072	61,801
Costco Wholesale Corp	7,555	685,994
Dr Pepper Snapple Group Inc	3,828	153,924
Flowers Foods Inc	1,933	39,375
General Mills Inc	8,324	328,382
Green Mountain Coffee Roasters Inc *	2,124	99,488
H.J. Heinz Co	3,250	174,038
Herbalife Ltd (Cayman)	2,062	141,907
Hormel Foods Corp	1,260	37,195
Kellogg Co	3,978	213,340
Kimberly-Clark Corp	5,952	439,793

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
McCormick & Co Inc	1,567	$85,292
Mead Johnson Nutrition Co	646	53,282
Monster Beverage Corp *	2,421	150,320
PepsiCo Inc	27,335	1,813,677
Philip Morris International Inc	27,834	2,466,371
Reynolds American Inc	1,767	73,224
Sara Lee Corp	8,398	180,809
Sysco Corp	10,090	301,287
The Clorox Co	122	8,388
The Coca-Cola Co	34,166	2,528,626
The Estee Lauder Cos Inc ‘A’	3,902	241,690
The Hershey Co	1,961	120,268
The Kroger Co	7,403	179,375
The Procter & Gamble Co	3,234	217,357
Wal-Mart Stores Inc	23,322	1,427,306
Walgreen Co	14,945	500,508
Whole Foods Market Inc	2,674	222,477

		15,125,984

Energy - 9.8%

Alpha Natural Resources Inc *	2,229	33,903
Anadarko Petroleum Corp	1,308	102,469
Apache Corp	1,910	191,840
Arch Coal Inc	475	5,087
Atwood Oceanics Inc *	261	11,716
Baker Hughes Inc	2,991	125,443
Cabot Oil & Gas Corp	3,613	112,617
Cameron International Corp *	3,123	164,988
CARBO Ceramics Inc	326	34,377
Chevron Corp	1,981	212,442
Cimarex Energy Co	404	30,490
Cobalt International Energy Inc *	1,929	57,928
Concho Resources Inc *	1,788	182,519
CONSOL Energy Inc	3,919	133,638
Continental Resources Inc *	727	62,391
Core Laboratories NV (Netherlands)	789	103,809
Denbury Resources Inc *	5,788	105,515
Diamond Offshore Drilling Inc	566	37,781
Dresser-Rand Group Inc *	1,305	60,539
El Paso Corp	12,513	369,759
EOG Resources Inc	4,642	515,726
EQT Corp	910	43,871
EXCO Resources Inc	2,378	15,766
Exxon Mobil Corp	62,871	5,452,802
FMC Technologies Inc *	4,156	209,546
Forest Oil Corp *	1,594	19,319
Halliburton Co	15,823	525,165
Helmerich & Payne Inc	1,528	82,436
HollyFrontier Corp	3,300	106,095
Kinder Morgan Inc	2,017	77,957
Kosmos Energy Ltd * (Bermuda)	511	6,766
Laredo Petroleum Holdings Inc *	220	5,157
McDermott International Inc * (Panama)	3,548	45,450
Murphy Oil Corp	526	29,598
Newfield Exploration Co *	1,315	45,604
Noble Energy Inc	613	59,939
Occidental Petroleum Corp	4,048	385,491
Oceaneering International Inc	1,877	101,152
Oil States International Inc *	750	58,545
Patterson-UTI Energy Inc	322	5,567
Peabody Energy Corp	4,681	135,562
Pioneer Natural Resources Co	1,729	192,939
QEP Resources Inc	2,399	73,169
Quicksilver Resources Inc *	50	252
Range Resources Corp	2,779	161,571
Rowan Cos Inc *	345	11,361
RPC Inc	1,151	12,212
SandRidge Energy Inc *	7,159	56,055
Schlumberger Ltd (Netherlands)	23,466	1,640,977
SM Energy Co	895	63,339
Southwestern Energy Co *	6,016	184,090
Superior Energy Services Inc *	2,667	70,302
Tidewater Inc	39	2,107
Ultra Petroleum Corp * (Canada)	2,660	60,196
Whiting Petroleum Corp *	2,029	110,175

		12,705,510

Financials - 4.2%

Affiliated Managers Group Inc *	646	72,229
American Express Co	10,993	636,055
American Tower Corp REIT	6,859	432,254
Apartment Investment & Management Co ‘A’ REIT	1,421	37,529
BlackRock Inc	688	140,971
Boston Properties Inc REIT	2,067	217,014
Camden Property Trust REIT	923	60,687
CBOE Holdings Inc	901	25,607
CBRE Group Inc ‘A’ *	5,052	100,838
Corporate Office Properties Trust REIT	425	9,864
Digital Realty Trust Inc REIT	1,855	137,214
Discover Financial Services	918	30,606
Eaton Vance Corp	2,070	59,161
Equity Residential REIT	372	23,295
Erie Indemnity Co ‘A’	480	37,411
Essex Property Trust Inc REIT	336	50,907
Federal Realty Investment Trust REIT	814	78,787
Federated Investors Inc ‘B’	1,252	28,057
Franklin Resources Inc	2,505	310,695
Green Dot Corp ‘A’ *	360	9,547
Greenhill & Co Inc	512	22,344
Hudson City Bancorp Inc	884	6,462
IntercontinentalExchange Inc *	1,271	174,661
Jones Lang LaSalle Inc	587	48,903
Lazard Ltd ‘A’ (Bermuda)	1,937	55,321
LPL Investment Holdings Inc *	490	18,591
Moody’s Corp	3,447	145,119
MSCI Inc ‘A’ *	2,077	76,454
NYSE Euronext	1,400	42,014
People’s United Financial Inc	1,210	16,020
Plum Creek Timber Co Inc REIT	1,688	70,153
Public Storage REIT	2,288	316,133
Rayonier Inc REIT	2,104	92,765
SEI Investments Co	2,525	52,242
Simon Property Group Inc REIT	4,145	603,844
T. Rowe Price Group Inc	4,492	293,328
TD Ameritrade Holding Corp	3,783	74,677
The Charles Schwab Corp	18,112	260,270
The Macerich Co REIT	797	46,027
The NASDAQ OMX Group Inc *	228	5,905
UDR Inc REIT	296	7,906
Validus Holdings Ltd (Bermuda)	198	6,128
Ventas Inc REIT	2,661	151,943
Vornado Realty Trust REIT	362	30,480
Waddell & Reed Financial Inc ‘A’	1,503	48,712
Wells Fargo & Co	5,954	203,270
Weyerhaeuser Co REIT	2,726	59,754

		5,428,154

Health Care - 10.3%

Abbott Laboratories ‡	25,240	1,546,960
Agilent Technologies Inc	6,018	267,861
Alexion Pharmaceuticals Inc *	3,179	295,202
Allergan Inc	5,271	503,012
Allscripts Healthcare Solutions Inc *	2,650	43,990
AMERIGROUP Corp *	517	34,784
AmerisourceBergen Corp	4,467	177,251
Amylin Pharmaceuticals Inc *	2,494	62,250
Baxter International Inc	8,877	530,667
Becton Dickinson & Co	3,783	293,750
Biogen Idec Inc *	4,179	526,429

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
BioMarin Pharmaceutical Inc *	1,918	$65,691
Brookdale Senior Living Inc *	1,442	26,994
Bruker Corp *	1,474	22,567
C.R. Bard Inc	1,481	146,204
Cardinal Health Inc	3,031	130,666
CareFusion Corp *	1,211	31,401
Catalyst Health Solutions Inc *	724	46,141
Celgene Corp *	7,589	588,299
Cerner Corp *	2,458	187,201
Charles River Laboratories International Inc *	847	30,568
Covance Inc *	1,049	49,964
Covidien PLC (Ireland)	4,578	250,325
DaVita Inc *	1,651	148,871
Dendreon Corp *	2,658	28,321
DENTSPLY International Inc	993	39,849
Edwards Lifesciences Corp *	1,983	144,224
Eli Lilly & Co	5,851	235,620
Endo Pharmaceuticals Holdings Inc *	2,015	78,041
Express Scripts Inc *	8,443	457,442
Gen-Probe Inc *	781	51,866
Gilead Sciences Inc *	13,611	664,897
HCA Holdings Inc	1,221	30,208
Health Management Associates Inc ‘A’ *	4,363	29,319
Henry Schein Inc *	847	64,101
Hill-Rom Holdings Inc	969	32,374
Hospira Inc *	2,434	91,007
Human Genome Sciences Inc *	3,239	26,689
IDEXX Laboratories Inc *	991	86,663
Illumina Inc *	2,129	112,007
Intuitive Surgical Inc *	679	367,848
Johnson & Johnson	9,670	637,833
Laboratory Corp of America Holdings *	1,733	158,639
Life Technologies Corp *	256	12,498
Lincare Holdings Inc	1,516	39,234
McKesson Corp	4,360	382,677
Medco Health Solutions Inc *	6,914	486,054
MEDNAX Inc *	832	61,876
Medtronic Inc	15,971	625,903
Mettler-Toledo International Inc *	556	102,721
Mylan Inc *	6,874	161,195
Myriad Genetics Inc *	1,451	34,331
Patterson Cos Inc	649	21,677
Perrigo Co	1,435	148,250
Quest Diagnostics Inc	2,498	152,753
Regeneron Pharmaceuticals Inc *	1,260	146,941
ResMed Inc *	2,493	77,059
Sirona Dental Systems Inc *	964	49,685
St. Jude Medical Inc	5,687	251,991
Stryker Corp	5,421	300,757
SXC Health Solutions Corp (XNGS) * (Canada)	1,070	80,207
Techne Corp	645	45,214
Tenet Healthcare Corp *	395	2,097
The Cooper Cos Inc	212	17,323
Thoratec Corp *	989	33,339
United Therapeutics Corp *	883	41,616
Universal Health Services Inc ‘B’	1,562	65,463
Varian Medical Systems Inc *	2,026	139,713
Vertex Pharmaceuticals Inc *	3,152	129,264
Warner Chilcott PLC ‘A’ * (Ireland)	2,675	44,967
Waters Corp *	1,585	146,866
Watson Pharmaceuticals Inc *	2,062	138,278

		13,283,945

Industrials - 12.2%

3M Co	10,851	968,018
AECOM Technology Corp *	953	21,319
Alliant Techsystems Inc	33	1,654
AMETEK Inc	2,781	134,906
Armstrong World Industries Inc	37	1,804
Avery Dennison Corp	134	4,037
BE Aerospace Inc *	1,587	73,748
C.H. Robinson Worldwide Inc	2,863	187,498
Carlisle Cos Inc	67	3,345
Caterpillar Inc	11,149	1,187,591
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	980	42,326
Con-way Inc	74	2,413
Cooper Industries PLC (Ireland)	1,866	119,331
Copa Holdings SA ‘A’ (Panama)	437	34,610
Copart Inc *	1,933	50,393
Covanta Holding Corp	66	1,071
CSX Corp	19,070	410,386
Cummins Inc	3,394	407,416
Danaher Corp	9,497	531,832
Deere & Co	7,258	587,172
Delta Air Lines Inc *	8,789	87,099
Donaldson Co Inc	2,639	94,291
Dover Corp	2,510	157,979
Eaton Corp	2,236	111,420
Emerson Electric Co	12,999	678,288
Equifax Inc	95	4,205
Expeditors International of Washington Inc	3,672	170,785
Fastenal Co	5,099	275,856
FedEx Corp	323	29,703
Flowserve Corp	878	101,418
Fluor Corp	3,014	180,961
Gardner Denver Inc	916	57,726
General Cable Corp *	469	13,639
Goodrich Corp	883	110,764
Graco Inc	1,048	55,607
GrafTech International Ltd *	105	1,254
Harsco Corp	159	3,730
Hertz Global Holdings Inc *	4,239	63,755
Honeywell International Inc	13,610	830,890
IDEX Corp	1,307	55,064
IHS Inc ‘A’ *	854	79,977
Illinois Tool Works Inc	7,204	411,492
Ingersoll-Rand PLC (Ireland)	4,281	177,019
Iron Mountain Inc	2,778	80,006
JB Hunt Transport Services Inc	1,580	85,905
Joy Global Inc	1,812	133,182
Kansas City Southern *	1,423	102,015
KAR Auction Services Inc *	99	1,605
KBR Inc	181	6,435
Kennametal Inc	164	7,303
Kirby Corp *	667	43,882
Landstar System Inc	828	47,792
Lennox International Inc	922	37,157
Lincoln Electric Holdings Inc	908	41,151
Lockheed Martin Corp	4,001	359,530
Masco Corp	6,192	82,787
MSC Industrial Direct Co Inc ‘A’	768	63,959
Navistar International Corp *	646	26,131
Nielsen Holdings NV * (Netherlands)	1,216	36,650
Nordson Corp	1,024	55,818
PACCAR Inc	6,320	295,966
Pall Corp	2,008	119,737
Parker Hannifin Corp	1,077	91,060
Polypore International Inc *	663	23,311
Precision Castparts Corp	2,481	428,965
Robert Half International Inc	2,539	76,932
Rockwell Automation Inc	2,495	198,851
Rockwell Collins Inc	2,530	145,627
Roper Industries Inc	1,658	164,407
Snap-on Inc	183	11,158
Southwest Airlines Co	2,443	20,130
Spirit AeroSystems Holdings Inc ‘A’ *	405	9,906
SPX Corp	235	18,220
Stericycle Inc *	1,484	124,122

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Textron Inc	280	$7,792
The Babcock & Wilcox Co *	2,069	53,277
The Boeing Co	11,325	842,240
The Dun & Bradstreet Corp	855	72,444
The Manitowoc Co Inc	2,230	30,908
The Timken Co	1,276	64,744
The Toro Co	537	38,186
Thomas & Betts Corp *	224	16,108
Towers Watson & Co ‘A’	194	12,818
TransDigm Group Inc *	864	100,017
Union Pacific Corp	1,383	148,645
United Continental Holdings Inc *	4,883	104,984
United Parcel Service Inc ‘B’	12,706	1,025,628
United Technologies Corp	14,973	1,241,861
UTi Worldwide Inc (United Kingdom)	1,554	26,775
Valmont Industries Inc	393	46,142
Verisk Analytics Inc ‘A’ *	1,730	81,258
W.W. Grainger Inc	985	211,588
WABCO Holdings Inc *	1,167	70,580
Wabtec Corp	835	62,934
Waste Connections Inc	1,866	60,701
WESCO International Inc *	356	23,250

		15,806,372

Information Technology - 29.7%

Accenture PLC ‘A’ (Ireland)	11,165	720,142
Acme Packet Inc *	891	24,520
Adobe Systems Inc *	8,723	299,286
Advanced Micro Devices Inc *	10,628	85,237
Akamai Technologies Inc *	2,938	107,825
Alliance Data Systems Corp *	882	111,097
Altera Corp	5,572	221,877
Amphenol Corp ‘A’	2,866	171,301
Analog Devices Inc	5,181	209,312
ANSYS Inc *	1,587	103,187
Apple Inc *	15,993	9,587,324
Applied Materials Inc	1,372	17,068
Ariba Inc *	1,691	55,313
Arrow Electronics Inc *	270	11,332
Atmel Corp *	7,404	73,003
Autodesk Inc *	3,974	168,180
Automatic Data Processing Inc	8,641	476,897
Avago Technologies Ltd (Singapore)	3,308	128,913
BMC Software Inc *	2,840	114,054
Booz Allen Hamilton Holding Corp	156	2,657
Broadcom Corp ‘A’ *	9,271	364,350
Broadridge Financial Solutions Inc	2,013	48,131
Cadence Design Systems Inc *	4,714	55,814
Ciena Corp *	1,631	26,406
Citrix Systems Inc *	3,251	256,536
Cognizant Technology Solutions Corp ‘A’ *	5,261	404,834
Compuware Corp *	2,688	24,703
Cree Inc *	89	2,815
Cypress Semiconductor Corp *	2,667	41,685
Dell Inc *	19,490	323,534
Dolby Laboratories Inc ‘A’ *	906	34,482
DST Systems Inc	68	3,688
eBay Inc *	10,882	401,437
Electronic Arts Inc *	5,748	94,727
EMC Corp *	35,583	1,063,220
Equinix Inc *	810	127,535
F5 Networks Inc *	1,403	189,349
FactSet Research Systems Inc	798	79,034
First Solar Inc *	1,067	26,728
Fiserv Inc *	1,989	138,017
FleetCor Technologies Inc *	240	9,305
FLIR Systems Inc	2,761	69,881
Fortinet Inc *	2,073	57,318
Freescale Semiconductor Holdings I Ltd * (Bermuda)	485	7,464
Fusion-io Inc *	178	5,057
Gartner Inc *	1,682	71,720
Genpact Ltd * (Bermuda)	1,732	28,232
Global Payments Inc +	1,342	63,705
Google Inc ‘A’ *	4,352	2,790,676
Harris Corp	537	24,208
Informatica Corp *	1,829	96,754
International Business Machines Corp	20,946	4,370,383
Intersil Corp ‘A’	1,022	11,446
Intuit Inc	5,232	314,600
IPG Photonics Corp *	512	26,650
Jabil Circuit Inc	2,765	69,457
JDS Uniphase Corp *	3,918	56,772
Juniper Networks Inc *	9,218	210,908
KLA-Tencor Corp	2,244	122,118
Lam Research Corp *	2,152	96,022
Lender Processing Services Inc	1,512	39,312
Linear Technology Corp	3,938	132,711
LinkedIn Corp ‘A’ *	159	16,216
LSI Corp *	3,040	26,387
Mastercard Inc ‘A’	1,854	779,681
Maxim Integrated Products Inc	5,107	146,009
MEMC Electronic Materials Inc *	2,588	9,343
Microchip Technology Inc	3,294	122,537
MICROS Systems Inc *	1,402	77,517
Microsoft Corp	128,334	4,138,771
National Instruments Corp	1,590	45,347
NCR Corp *	2,116	45,938
NetApp Inc *	6,361	284,782
NeuStar Inc ‘A’ *	1,198	44,626
Nuance Communications Inc *	4,119	105,364
NVIDIA Corp *	10,380	159,748
ON Semiconductor Corp *	7,735	69,692
Oracle Corp	66,424	1,936,924
Paychex Inc	5,141	159,320
PMC-Sierra Inc *	128	925
Polycom Inc *	3,075	58,640
QLogic Corp *	1,370	24,331
QUALCOMM Inc	28,872	1,963,873
Rackspace Hosting Inc *	1,782	102,982
Red Hat Inc *	3,338	199,913
Riverbed Technology Inc *	2,654	74,524
Rovi Corp *	1,955	63,635
SAIC Inc *	1,632	21,542
salesforce.com inc *	2,316	357,845
Silicon Laboratories Inc *	667	28,681
Skyworks Solutions Inc *	3,271	90,443
Solera Holdings Inc	1,221	56,032
Symantec Corp *	13,065	244,316
Synopsys Inc *	142	4,354
Teradata Corp *	2,919	198,930
Texas Instruments Inc	12,751	428,561
The Western Union Co	10,933	192,421
TIBCO Software Inc *	2,869	87,505
Trimble Navigation Ltd *	2,120	115,370
VeriFone Systems Inc *	1,764	91,499
VeriSign Inc	2,750	105,435
Visa Inc ‘A’	2,921	344,678
VistaPrint NV * (Netherlands)	622	24,040
VMware Inc ‘A’ *	1,465	164,622
WebMD Health Corp *	1,023	26,168
Xilinx Inc	4,593	167,323
Zebra Technologies Corp ‘A’ *	959	39,492
Zynga Inc ‘A’ *	1,556	20,461

		38,536,992

Materials - 5.1%

Air Products & Chemicals Inc	3,664	336,355
Airgas Inc	1,357	120,732
AK Steel Holding Corp	282	2,132

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Albemarle Corp	1,585	$101,313
Allegheny Technologies Inc	1,835	75,547
Allied Nevada Gold Corp *	1,513	49,218
Ball Corp	2,699	115,733
Carpenter Technology Corp	744	38,859
Celanese Corp ‘A’	2,701	124,732
CF Industries Holdings Inc	944	172,422
Cliffs Natural Resources Inc	2,525	174,882
Compass Minerals International Inc	577	41,394
Crown Holdings Inc *	2,696	99,294
E.I. du Pont de Nemours & Co	16,061	849,627
Eastman Chemical Co	2,458	127,054
Ecolab Inc	5,188	320,203
FMC Corp	1,240	131,266
Freeport-McMoRan Copper & Gold Inc	16,382	623,171
Huntsman Corp	664	9,303
International Flavors & Fragrances Inc	1,390	81,454
International Paper Co	1,629	57,178
Intrepid Potash Inc *	897	21,824
Kronos Worldwide Inc	382	9,527
LyondellBasell Industries NV ‘A’ (Netherlands)	387	16,893
Martin Marietta Materials Inc	370	31,683
Molycorp Inc *	944	31,936
Monsanto Co	9,269	739,295
Packaging Corp of America	1,593	47,137
PPG Industries Inc	2,735	262,013
Praxair Inc	5,246	601,401
Reliance Steel & Aluminum Co	174	9,828
Rock-Tenn Co ‘A’	1,198	80,937
Rockwood Holdings Inc *	1,133	59,086
Royal Gold Inc	1,017	66,329
Schnitzer Steel Industries Inc ‘A’	128	5,107
Sigma-Aldrich Corp	2,107	153,937
Silgan Holdings Inc	875	38,675
Solutia Inc	2,128	59,456
Southern Copper Corp	2,971	94,210
Steel Dynamics Inc	2,754	40,043
The Mosaic Co	4,765	263,457
The Scotts Miracle-Gro Co ‘A’	655	35,475
The Sherwin-Williams Co	1,552	168,656
The Valspar Corp	204	9,851
Titanium Metals Corp	724	9,817
Walter Energy Inc	1,080	63,947
Westlake Chemical Corp	76	4,924
WR Grace & Co *	1,143	66,065

		6,643,378

Telecommunication Services - 0.8%

Clearwire Corp ‘A’ *	3,106	7,082
Crown Castle International Corp *	5,022	267,873
Level 3 Communications Inc *	413	10,626
MetroPCS Communications Inc *	4,801	43,305
NII Holdings Inc *	2,574	47,130
SBA Communications Corp ‘A’ *	1,960	99,588
tw telecom Inc *	2,238	49,594
Verizon Communications Inc	11,057	422,709
Windstream Corp	5,604	65,623

		1,013,530

Utilities - 0.1%

Aqua America Inc	276	6,152
ITC Holdings Corp	882	67,861
National Fuel Gas Co	227	10,923
ONEOK Inc	136	11,106

		96,042

Total Common Stocks
(Cost $104,926,916)		126,992,118

EXCHANGE-TRADED FUND - 0.4%

iShares Russell 1000 Growth Index Fund	7,891	521,437

Total Exchange-Traded Fund
(Cost $461,593)		521,437

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.6%

Repurchase Agreement - 4.6%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/11, repurchase price of $6,017,482; collateralized by Fannie Mae: 0.550% due 10/18/13 and value $6,140,062)	$6,017,477	6,017,477

Total Short-Term Investment
(Cost $6,017,477)		6,017,477

TOTAL INVESTMENTS - 103.1%
(Cost $111,405,986)		133,531,032

OTHER ASSETS & LIABILITIES, NET - (3.1%)		(4,024,799)

NET ASSETS - 100.0%		$129,506,233

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a total aggregate value of $63,705 or less than 0.1% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee and then subsequently approved by the Board.

(c)	As of March 31, 2012, investments with a total aggregate value of $764,899 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of March 31, 2012 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
NASDAQ 100 E-Mini (06/12)	6	$330,849	($759)
S&P 500 E-Mini (06/12)	17	1,191,136	1,584

Total Futures Contracts			$825

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$18,352,211	$18,352,211	$-	$-
	Consumer Staples	15,125,984	15,125,984	-	-
	Energy	12,705,510	12,705,510	-	-
	Financials	5,428,154	5,428,154	-	-
	Health Care	13,283,945	13,283,945	-	-
	Industrials	15,806,372	15,806,372	-	-
	Information Technology	38,536,992	38,473,287	63,705	-
	Materials	6,643,378	6,643,378	-	-
	Telecommunication Services	1,013,530	1,013,530	-	-
	Utilities	96,042	96,042	-	-

		126,992,118	126,928,413	63,705	-
	Exchange-Traded Fund	521,437	521,437	-	-
	Short-Term Investment	6,017,477	-	6,017,477	-
	Derivatives:
	Equity Contracts
	Futures	1,584	1,584	-	-

	Total Assets	133,532,616	127,451,434	6,081,182	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(759)	(759)	-	-

	Total Liabilities	(759)	(759)	-	-

	Total	$133,531,857	$127,450,675	$6,081,182	$-

During the period ended March 31, 2012, an investment with a total aggregate value of $63,705 was transferred from level 1 to level 2 due to valuation being updated from an exchange-traded price to a value determined by a Board Approved Valuation Committee.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Consumer Discretionary - 9.1%

Aaron’s Inc	399	$10,334
Abercrombie & Fitch Co ‘A’	251	12,452
American Eagle Outfitters Inc	4,165	71,596
Autoliv Inc	1,895	127,060
AutoNation Inc *	356	12,214
Bally Technologies Inc *	50	2,337
Best Buy Co Inc	6,267	148,403
Big Lots Inc *	905	38,933
Brinker International Inc	125	3,444
Career Education Corp *	1,245	10,035
CarMax Inc *	4,007	138,842
Carnival Corp (Panama)	9,062	290,709
CBS Corp ‘B’	12,011	407,293
Chico’s FAS Inc	1,309	19,766
Choice Hotels International Inc	544	20,313
Clear Channel Outdoor Holdings Inc ‘A’ *	770	6,145
Comcast Corp ‘A’	33,061	992,161
D.R. Horton Inc	5,944	90,170
Delphi Automotive PLC * (United Kingdom)	1,428	45,125
DeVry Inc	285	9,653
Dillard’s Inc ‘A’	646	40,711
DISH Network Corp ‘A’	1,040	34,247
DreamWorks Animation SKG Inc ‘A’ *	1,480	27,306
DSW Inc ‘A’	35	1,917
Dunkin’ Brands Group Inc	72	2,168
Education Management Corp *	881	12,061
Expedia Inc	833	27,855
Federal-Mogul Corp *	395	6,798
Foot Locker Inc	3,287	102,061
Ford Motor Co	34,765	434,215
GameStop Corp ‘A’	3,029	66,153
Gannett Co Inc	5,111	78,352
Garmin Ltd (Switzerland)	2,128	99,910
General Motors Co *	16,155	414,376
Genuine Parts Co	2,430	152,482
Groupon Inc *	141	2,592
H&R Block Inc	2,643	43,530
Harman International Industries Inc	499	23,358
HomeAway Inc *	60	1,522
Hyatt Hotels Corp ‘A’ *	825	35,244
International Game Technology	3,154	52,956
J.C. Penney Co Inc	3,513	124,466
Jarden Corp	1,959	78,811
Johnson Controls Inc	10,771	349,842
Kohl’s Corp	849	42,475
Lamar Advertising Co ‘A’ *	895	29,007
Lear Corp	2,234	103,859
Leggett & Platt Inc	786	18,086
Lennar Corp ‘A’	3,404	92,521
Liberty Interactive Corp ‘A’ *	12,776	243,894
Liberty Media Corp - Capital ‘A’ *	2,487	219,229
Lowe’s Cos Inc	27,675	868,441
Macy’s Inc	7,927	314,940
Mattel Inc	1,908	64,223
MGM Resorts International *	5,830	79,405
Michael Kors Holdings Ltd * (United Kingdom)	240	11,182
Mohawk Industries Inc *	1,208	80,344
Newell Rubbermaid Inc	6,187	110,190
News Corp ‘A’	45,960	904,952
NVR Inc *	107	77,717
Orchard Supply Hardware Stores Corp ‘A’ *	31	640
Pandora Media Inc *	151	1,542
Penn National Gaming Inc *	1,464	62,923
PulteGroup Inc *	7,280	64,428
PVH Corp	1,080	96,476
RadioShack Corp	2,204	13,709
Regal Entertainment Group ‘A’	1,221	16,606
Royal Caribbean Cruises Ltd (Liberia)	1,279	37,641
Sally Beauty Holdings Inc *	117	2,902
Sears Holdings Corp *	829	54,921
Service Corp International	4,768	53,688
Signet Jewelers Ltd (NYSE) (Bermuda)	1,845	87,232
Staples Inc	15,156	245,224
Target Corp	13,871	808,263
The Gap Inc	7,514	196,416
The Home Depot Inc	13,485	678,430
The Interpublic Group of Cos Inc	6,151	70,183
The Madison Square Garden Co ‘A’ *	1,287	44,015
The McGraw-Hill Cos Inc	1,026	49,730
The Walt Disney Co	38,042	1,665,479
The Washington Post Co ‘B’	104	38,851
The Wendy’s Co	6,191	31,017
Thomson Reuters Corp (NYSE) (Canada)	4,220	121,958
Thor Industries Inc	932	29,414
Time Warner Inc	21,273	803,056
Toll Brothers Inc *	3,120	74,849
TripAdvisor Inc *	832	29,677
TRW Automotive Holdings Corp *	2,164	100,518
VF Corp	1,848	269,771
Visteon Corp *	1,037	54,961
Whirlpool Corp	1,620	124,513
Williams-Sonoma Inc	1,069	40,066
WMS Industries Inc *	1,226	29,093
Wyndham Worldwide Corp	3,101	144,227

		14,072,802

Consumer Staples - 7.5%

Altria Group Inc	11,301	348,862
Archer-Daniels-Midland Co	14,363	454,733
Beam Inc	3,276	191,875
Brown-Forman Corp ‘B’	329	27,435
Bunge Ltd (Bermuda)	2,325	159,123
Campbell Soup Co	928	31,413
Church & Dwight Co Inc	1,287	63,308
Coca-Cola Enterprises Inc	1,489	42,585
Colgate-Palmolive Co	1,018	99,540
ConAgra Foods Inc	7,595	199,445
Constellation Brands Inc ‘A’ *	3,619	85,372
Corn Products International Inc	299	17,237
CVS Caremark Corp	28,821	1,291,181
Dean Foods Co *	3,831	46,394
Energizer Holdings Inc *	1,401	103,926
General Mills Inc	3,337	131,645
H.J. Heinz Co	2,845	152,350
Hormel Foods Corp	1,373	40,531
Kellogg Co	324	17,376
Kimberly-Clark Corp	1,039	76,772
Kraft Foods Inc ‘A’	35,122	1,334,987
Lorillard Inc	2,869	371,478
McCormick & Co Inc	904	49,205
Mead Johnson Nutrition Co	3,548	292,639
Molson Coors Brewing Co ‘B’	2,852	129,053
Philip Morris International Inc	3,591	318,199
Post Holdings Inc *	576	18,968
Ralcorp Holdings Inc *	1,169	86,611
Reynolds American Inc	4,950	205,128
Safeway Inc	5,697	115,136
Sara Lee Corp	2,112	45,471
Smithfield Foods Inc *	3,539	77,964
SUPERVALU Inc	4,483	25,598
The Clorox Co	2,669	183,494
The Hershey Co	816	50,045
The J.M. Smucker Co	2,465	200,552
The Kroger Co	3,069	74,362
The Procter & Gamble Co	55,355	3,720,410
Tyson Foods Inc ‘A’	6,395	122,464

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Wal-Mart Stores Inc	9,052	$553,982
Walgreen Co	1,111	37,207

		11,594,056

Energy - 11.4%

Alpha Natural Resources Inc *	2,079	31,622
Anadarko Petroleum Corp	8,967	702,475
Apache Corp	5,803	582,853
Arch Coal Inc	3,977	42,594
Atwood Oceanics Inc *	837	37,573
Baker Hughes Inc	5,561	233,228
Cameron International Corp *	1,378	72,800
Chesapeake Energy Corp	13,977	323,847
Chevron Corp	40,293	4,321,021
Cimarex Energy Co	1,334	100,677
Cobalt International Energy Inc *	163	4,895
ConocoPhillips	28,222	2,145,154
Denbury Resources Inc *	1,372	25,012
Devon Energy Corp	8,991	639,440
Diamond Offshore Drilling Inc	762	50,864
El Paso Corp	966	28,545
Energen Corp	1,533	75,347
EQT Corp	1,735	83,644
EXCO Resources Inc	199	1,319
Exxon Mobil Corp	27,432	2,379,177
Forest Oil Corp *	490	5,939
Helmerich & Payne Inc	134	7,229
Hess Corp	6,448	380,110
Kinder Morgan Inc	1,172	45,298
Kosmos Energy Ltd * (Bermuda)	111	1,470
Laredo Petroleum Holdings Inc *	154	3,610
Marathon Oil Corp	15,135	479,780
Marathon Petroleum Corp	7,567	328,105
McDermott International Inc * (Panama)	548	7,020
Murphy Oil Corp	3,482	195,932
Nabors Industries Ltd * (Bermuda)	6,106	106,794
National Oilwell Varco Inc	8,992	714,594
Newfield Exploration Co *	1,236	42,865
Noble Energy Inc	2,997	293,047
Occidental Petroleum Corp	12,302	1,171,519
Oil States International Inc *	167	13,036
Patterson-UTI Energy Inc	2,972	51,386
Pioneer Natural Resources Co	495	55,237
Plains Exploration & Production Co *	2,725	116,221
QEP Resources Inc	813	24,797
Quicksilver Resources Inc *	2,200	11,088
Rowan Cos Inc *	2,265	74,586
SEACOR Holdings Inc *	453	43,388
SM Energy Co	260	18,400
Spectra Energy Corp	13,813	435,800
Sunoco Inc	2,295	87,554
Teekay Corp	896	31,136
Tesoro Corp *	3,054	81,969
The Williams Cos Inc	12,500	385,125
Tidewater Inc	1,043	56,343
Unit Corp *	885	37,843
Valero Energy Corp	12,120	312,332
WPX Energy Inc *	4,166	75,030

		17,576,670

Financials - 26.4%

ACE Ltd (Switzerland)	7,171	524,917
Affiliated Managers Group Inc *	308	34,437
Aflac Inc	9,941	457,187
Alexandria Real Estate Equities Inc REIT	1,312	95,947
Alleghany Corp *	317	104,325
Allied World Assurance Co Holdings Ltd AG (Switzerland)	820	56,309
American Capital Agency Corp REIT	6,375	188,318
American Capital Ltd *	6,990	60,603
American Express Co	8,821	510,383
American Financial Group Inc	1,594	61,497
American International Group Inc *	9,392	289,555
American National Insurance Co	140	10,153
Ameriprise Financial Inc	4,808	274,681
Annaly Capital Management Inc REIT	20,212	319,754
Aon Corp	7,025	344,646
Apartment Investment & Management Co ‘A’ REIT	829	21,894
Arch Capital Group Ltd * (Bermuda)	2,804	104,421
Ares Capital Corp	4,710	77,009
Arthur J. Gallagher & Co	2,487	88,885
Aspen Insurance Holdings Ltd (Bermuda)	1,505	42,050
Associated Banc-Corp	3,746	52,294
Assurant Inc	1,860	75,330
Assured Guaranty Ltd (Bermuda)	3,933	64,973
AvalonBay Communities Inc REIT	1,998	282,417
AXIS Capital Holdings Ltd (Bermuda)	2,750	91,218
Bank of America Corp	228,121	2,183,118
Bank of Hawaii Corp	1,029	49,752
BankUnited Inc	727	18,175
BB&T Corp	14,803	464,666
Berkshire Hathaway Inc ‘B’ *	37,208	3,019,429
BlackRock Inc	919	188,303
BOK Financial Corp	526	29,603
Boston Properties Inc REIT	554	58,164
Brandywine Realty Trust REIT	2,817	32,339
BRE Properties Inc REIT	1,586	80,172
Brown & Brown Inc	2,496	59,355
Camden Property Trust REIT	456	29,982
Capital One Financial Corp	10,609	591,346
CapitalSource Inc	5,413	35,726
Capitol Federal Financial Inc	3,526	41,818
Chimera Investment Corp REIT	21,964	62,158
Cincinnati Financial Corp	3,108	107,257
CIT Group Inc *	4,261	175,724
Citigroup Inc	61,768	2,257,620
City National Corp	1,002	52,575
CME Group Inc ‘A’	1,425	412,295
CNA Financial Corp	548	16,073
Comerica Inc	4,270	138,177
Commerce Bancshares Inc	1,657	67,142
CommonWealth REIT	1,741	32,417
Corporate Office Properties Trust REIT	1,062	24,649
Cullen/Frost Bankers Inc	1,137	66,162
DDR Corp REIT	4,745	69,277
Discover Financial Services	10,446	348,270
Douglas Emmett Inc REIT	2,964	67,609
Duke Realty Corp REIT	5,373	77,049
E*TRADE Financial Corp *	5,376	58,867
East West Bancorp Inc	3,191	73,680
Endurance Specialty Holdings Ltd (Bermuda)	915	37,204
Equity Residential REIT	5,805	363,509
Essex Property Trust Inc REIT	326	49,392
Everest Re Group Ltd (Bermuda)	976	90,300
Federal Realty Investment Trust REIT	330	31,941
Federated Investors Inc ‘B’	358	8,023
Fidelity National Financial Inc ‘A’	4,743	85,516
Fifth Third Bancorp	19,525	274,326
First Citizens BancShares Inc ‘A’	115	21,009
First Horizon National Corp	5,642	58,564
First Niagara Financial Group Inc	7,401	72,826
First Republic Bank *	1,581	52,078
Forest City Enterprises Inc ‘A’ *	2,879	45,085
Fulton Financial Corp	4,200	44,100
General Growth Properties Inc REIT	11,978	203,506
Genworth Financial Inc ‘A’ *	10,422	86,711
HCC Insurance Holdings Inc	2,269	70,725
HCP Inc REIT	8,629	340,500
Health Care REIT Inc	4,526	248,749

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Hospitality Properties Trust REIT	2,632	$69,669
Host Hotels & Resorts Inc REIT	14,582	239,436
Hudson City Bancorp Inc	9,126	66,711
Huntington Bancshares Inc	18,346	118,332
Interactive Brokers Group Inc ‘A’	721	12,257
Invesco Ltd (Bermuda)	9,820	261,899
Janus Capital Group Inc	4,045	36,041
Jefferies Group Inc	2,901	54,655
Jones Lang LaSalle Inc	204	16,995
JPMorgan Chase & Co	84,463	3,883,609
Kemper Corp	1,092	33,066
KeyCorp	20,205	171,743
Kimco Realty Corp REIT	8,647	166,541
Legg Mason Inc	2,969	82,924
Leucadia National Corp	4,199	109,594
Liberty Property Trust REIT	2,446	87,371
Lincoln National Corp	6,192	163,221
Loews Corp	6,734	268,485
LPL Investment Holdings Inc *	90	3,415
M&T Bank Corp	2,667	231,709
Mack-Cali Realty Corp REIT	1,870	53,893
Markel Corp *	206	92,482
Marsh & McLennan Cos Inc	11,657	382,233
MBIA Inc *	3,089	30,272
Mercury General Corp	391	17,102
MetLife Inc	17,457	652,019
Morgan Stanley	32,831	644,801
New York Community Bancorp Inc	9,293	129,266
Northern Trust Corp	4,615	218,982
NYSE Euronext	3,844	115,358
Old Republic International Corp	5,441	57,403
PartnerRe Ltd (Bermuda)	1,435	97,422
People’s United Financial Inc	6,504	86,113
Piedmont Office Realty Trust Inc ‘A’ REIT	3,688	65,462
Plum Creek Timber Co Inc REIT	1,379	57,311
Popular Inc *	22,151	45,410
Principal Financial Group Inc	6,485	191,372
ProLogis Inc REIT	9,753	351,303
Protective Life Corp	1,801	53,346
Prudential Financial Inc	10,331	654,882
Public Storage REIT	173	23,903
Raymond James Financial Inc	2,327	85,005
Realty Income Corp REIT	2,830	109,606
Regency Centers Corp REIT	1,910	84,957
Regions Financial Corp	30,017	197,812
Reinsurance Group of America Inc	1,570	93,368
RenaissanceRe Holdings Ltd (Bermuda)	1,099	83,227
Rouse Properties Inc REIT *	380	5,145
Senior Housing Properties Trust REIT	3,462	76,337
Simon Property Group Inc REIT	1,140	166,075
SL Green Realty Corp REIT	1,889	146,492
SLM Corp	11,208	176,638
StanCorp Financial Group Inc	950	38,893
State Street Corp	10,713	487,441
SunTrust Banks Inc	11,410	275,780
Synovus Financial Corp	8,925	18,296
Taubman Centers Inc REIT	1,188	86,665
TCF Financial Corp	3,458	41,116
TFS Financial Corp *	1,610	15,295
The Allstate Corp	11,115	365,906
The Bank of New York Mellon Corp	26,392	636,839
The Chubb Corp	5,792	400,285
The Goldman Sachs Group Inc	11,004	1,368,567
The Hanover Insurance Group Inc	968	39,804
The Hartford Financial Services Group Inc	9,463	199,480
The Howard Hughes Corp *	447	28,550
The Macerich Co REIT	1,786	103,142
The NASDAQ OMX Group Inc *	2,324	60,192
The PNC Financial Services Group Inc	11,187	721,450
The Progressive Corp	13,189	305,721
The St. Joe Co *	1,347	25,606
The Travelers Cos Inc	8,354	494,557
Torchmark Corp	2,176	108,474
U.S. Bancorp	40,951	1,297,328
UDR Inc REIT	4,265	113,918
Unum Group	6,213	152,094
Validus Holdings Ltd (Bermuda)	1,402	43,392
Valley National Bancorp	3,897	50,466
Ventas Inc REIT	2,117	120,881
Vornado Realty Trust REIT	3,485	293,437
Washington Federal Inc	2,307	38,804
Weingarten Realty Investors REIT	2,576	68,084
Wells Fargo & Co	97,234	3,319,569
Weyerhaeuser Co REIT	8,126	178,122
White Mountains Insurance Group Ltd (Bermuda)	122	61,210
WR Berkley Corp	2,428	87,699
XL Group PLC (Ireland)	6,575	142,612
Zions Bancorp	3,905	83,801

		40,602,362

Health Care - 12.1%

Abbott Laboratories	2,015	123,499
Aetna Inc	7,448	373,592
Alere Inc *	1,770	46,038
Allscripts Healthcare Solutions Inc *	735	12,201
AMERIGROUP Corp *	318	21,395
Amgen Inc	16,919	1,150,323
Baxter International Inc	1,215	72,633
Bio-Rad Laboratories Inc ‘A’ *	416	43,135
Boston Scientific Corp *	30,842	184,435
Bristol-Myers Squibb Co	36,261	1,223,809
Brookdale Senior Living Inc *	296	5,541
Cardinal Health Inc	3,725	160,585
CareFusion Corp *	3,261	84,558
CIGNA Corp	6,067	298,800
Community Health Systems Inc *	2,030	45,147
Coventry Health Care Inc	3,149	112,010
Covidien PLC (Ireland)	4,910	268,479
DENTSPLY International Inc	1,792	71,913
Eli Lilly & Co	14,535	585,324
Forest Laboratories Inc *	5,677	196,935
HCA Holdings Inc	898	22,217
Health Net Inc *	1,771	70,344
Henry Schein Inc *	936	70,836
Hill-Rom Holdings Inc	98	3,274
Hologic Inc *	5,557	119,753
Hospira Inc *	582	21,761
Humana Inc	3,579	330,986
Johnson & Johnson	46,378	3,059,093
Life Technologies Corp *	3,468	169,308
LifePoint Hospitals Inc *	997	39,322
Medtronic Inc	3,115	122,077
Merck & Co Inc	65,607	2,519,309
Mylan Inc *	906	21,246
Omnicare Inc	2,463	87,609
Patterson Cos Inc	1,160	38,744
PerkinElmer Inc	2,407	66,578
Pfizer Inc	167,943	3,805,588
QIAGEN NV (XNGS) * (Netherlands)	4,974	77,445
Quest Diagnostics Inc	263	16,082
Teleflex Inc	846	51,733
Tenet Healthcare Corp *	8,674	46,059
The Cooper Cos Inc	711	58,096
Thermo Fisher Scientific Inc	8,146	459,271
UnitedHealth Group Inc	23,029	1,357,329
VCA Antech Inc *	1,856	43,078
Vertex Pharmaceuticals Inc *	513	21,038
Warner Chilcott PLC ‘A’ * (Ireland)	363	6,102
Watson Pharmaceuticals Inc *	166	11,132

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
WellPoint Inc	7,393	$545,603
Zimmer Holdings Inc	3,808	244,778

		18,586,143

Industrials - 9.1%

3M Co	1,767	157,634
AECOM Technology Corp *	1,431	32,011
AGCO Corp *	2,014	95,081
Air Lease Corp *	777	18,702
Alexander & Baldwin Inc	889	43,072
Alliant Techsystems Inc	675	33,831
Armstrong World Industries Inc	405	19,752
Avery Dennison Corp	2,142	64,538
BE Aerospace Inc *	128	5,948
Carlisle Cos Inc	1,203	60,054
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	873	37,705
Cintas Corp	2,398	93,810
CNH Global NV * (Netherlands)	551	21,875
Con-way Inc	1,036	33,784
Cooper Industries PLC (Ireland)	1,218	77,891
Copa Holdings SA ‘A’ (Panama)	156	12,355
Corrections Corp of America *	2,080	56,805
Covanta Holding Corp	2,304	37,394
Crane Co	1,036	50,246
Delta Air Lines Inc *	7,254	71,887
Dover Corp	890	56,017
Eaton Corp	4,503	224,384
Equifax Inc	2,476	109,588
Exelis Inc	3,967	49,667
FedEx Corp	6,320	581,187
Flowserve Corp	112	12,937
Fortune Brands Home & Security Inc *	3,282	72,434
GATX Corp	974	39,252
General Cable Corp *	506	14,714
General Dynamics Corp	7,060	518,063
General Electric Co	225,425	4,524,280
Goodrich Corp	1,568	196,690
GrafTech International Ltd *	2,525	30,148
Harsco Corp	1,547	36,293
Hubbell Inc ‘B’	1,280	100,582
Huntington Ingalls Industries Inc *	1,030	41,447
IDEX Corp	181	7,626
Illinois Tool Works Inc	636	36,328
Ingersoll-Rand PLC (Ireland)	1,396	57,725
ITT Corp	1,994	45,742
Jacobs Engineering Group Inc *	2,695	119,577
Kansas City Southern *	596	42,727
KAR Auction Services Inc *	486	7,878
KBR Inc	3,011	107,041
Kennametal Inc	1,541	68,621
Kirby Corp *	325	21,382
L-3 Communications Holdings Inc	2,122	150,174
Lincoln Electric Holdings Inc	679	30,772
Lockheed Martin Corp	719	64,609
Manpower Inc	1,746	82,708
Navistar International Corp *	693	28,032
Nielsen Holdings NV * (Netherlands)	236	7,113
Norfolk Southern Corp	7,017	461,929
Northrop Grumman Corp	5,553	339,177
Oshkosh Corp *	1,917	44,417
Owens Corning *	2,652	95,552
Parker Hannifin Corp	1,890	159,799
Pentair Inc	2,091	99,553
Pitney Bowes Inc	3,931	69,107
Quanta Services Inc *	4,582	95,764
Raytheon Co	7,570	399,545
Regal-Beloit Corp	821	53,817
Republic Services Inc	6,818	208,358
RR Donnelley & Sons Co	3,988	49,411
Ryder System Inc	1,102	58,186
Snap-on Inc	999	60,909
Southwest Airlines Co	13,861	114,215
Spirit AeroSystems Holdings Inc ‘A’ *	1,984	48,529
SPX Corp	797	61,791
Stanley Black & Decker Inc	3,573	274,978
Terex Corp *	2,367	53,257
Textron Inc	5,537	154,095
The Boeing Co	1,773	131,858
The Shaw Group Inc *	1,386	43,950
The Timken Co	299	15,171
Thomas & Betts Corp *	851	61,195
Towers Watson & Co ‘A’	973	64,286
Trinity Industries Inc	1,715	56,509
Tyco International Ltd (Switzerland)	9,967	559,946
Union Pacific Corp	8,727	937,978
United Continental Holdings Inc *	1,031	22,166
United Technologies Corp	1,050	87,087
URS Corp	1,688	71,774
UTi Worldwide Inc (United Kingdom)	155	2,671
Verisk Analytics Inc ‘A’ *	380	17,849
Waste Connections Inc	320	10,410
Waste Management Inc	10,078	352,327
WESCO International Inc *	487	31,806
Xylem Inc	3,912	108,558

		13,988,043

Information Technology - 8.8%

Activision Blizzard Inc	8,995	115,316
Akamai Technologies Inc *	378	13,873
Amdocs Ltd * (United Kingdom)	3,712	117,225
AOL Inc *	2,021	38,338
Applied Materials Inc	26,252	326,575
Arrow Electronics Inc *	2,108	88,473
Atmel Corp *	633	6,241
Avnet Inc *	3,082	112,154
AVX Corp	1,028	13,631
Booz Allen Hamilton Holding Corp	205	3,491
Broadridge Financial Solutions Inc	131	3,132
Brocade Communications Systems Inc *	10,151	58,368
CA Inc	8,153	224,697
Cisco Systems Inc	116,909	2,472,625
Computer Sciences Corp	3,295	98,652
Compuware Corp *	1,254	11,524
CoreLogic Inc *	2,079	33,929
Corning Inc	33,366	469,793
Cree Inc *	2,198	69,523
Dell Inc *	8,592	142,627
Diebold Inc	1,404	54,082
DST Systems Inc	597	32,375
eBay Inc *	11,121	410,254
EchoStar Corp ‘A’ *	812	22,850
Fairchild Semiconductor International Inc *	2,757	40,528
Fidelity National Information Services Inc	5,280	174,874
Fiserv Inc *	615	42,675
Freescale Semiconductor Holdings I Ltd * (Bermuda)	407	6,264
Fusion-io Inc *	200	5,682
Genpact Ltd * (Bermuda)	556	9,063
Harris Corp	1,842	83,037
Hewlett-Packard Co	42,233	1,006,412
IAC/InterActiveCorp	1,619	79,477
Ingram Micro Inc ‘A’ *	3,334	61,879
Intel Corp	106,194	2,985,113
International Rectifier Corp *	1,469	33,890
Intersil Corp ‘A’	1,282	14,359
Itron Inc *	840	38,145
Jabil Circuit Inc	685	17,207
KLA-Tencor Corp	827	45,005
Lexmark International Inc ‘A’	1,557	51,755

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
LSI Corp *	8,576	$74,440
Marvell Technology Group Ltd * (Bermuda)	10,795	169,805
MEMC Electronic Materials Inc *	2,189	7,902
Micron Technology Inc *	18,430	149,283
Molex Inc	2,872	80,761
Monster Worldwide Inc *	2,694	26,267
Motorola Mobility Holdings Inc *	5,542	217,468
Motorola Solutions Inc	5,494	279,260
NCR Corp *	694	15,067
Novellus Systems Inc *	1,497	74,715
Paychex Inc	561	17,385
PMC-Sierra Inc *	4,562	32,983
QLogic Corp *	433	7,690
SAIC Inc *	4,200	55,440
SanDisk Corp *	5,066	251,223
Silicon Laboratories Inc *	97	4,171
SunPower Corp *	2,237	14,272
Synopsys Inc *	2,901	88,945
Tech Data Corp *	899	48,780
Tellabs Inc	7,614	30,837
Teradyne Inc *	3,978	67,189
Texas Instruments Inc	9,007	302,725
Total System Services Inc	3,445	79,476
Visa Inc ‘A’	7,525	887,950
Vishay Intertechnology Inc *	2,996	36,431
Western Digital Corp *	4,939	204,425
Xerox Corp	29,778	240,606
Yahoo! Inc *	25,799	392,661
Zynga Inc ‘A’ *	669	8,797

		13,502,067

Materials - 2.6%

AK Steel Holding Corp	1,885	14,251
Alcoa Inc	22,606	226,512
Aptargroup Inc	1,432	78,431
Ashland Inc	1,681	102,642
Bemis Co Inc	2,263	73,072
Cabot Corp	1,410	60,179
CF Industries Holdings Inc	234	42,740
Commercial Metals Co	2,474	36,665
Cytec Industries Inc	1,021	62,067
Domtar Corp	779	74,301
Greif Inc ‘A’	818	45,742
Huntsman Corp	3,298	46,205
International Paper Co	7,322	257,002
LyondellBasell Industries NV ‘A’ (Netherlands)	6,202	270,717
Martin Marietta Materials Inc	510	43,671
MeadWestvaco Corp	3,605	113,882
Newmont Mining Corp	10,337	529,978
Nucor Corp	6,717	288,495
Owens-Illinois Inc *	3,484	81,316
Packaging Corp of America	219	6,480
Reliance Steel & Aluminum Co	1,364	77,039
Rockwood Holdings Inc *	61	3,181
RPM International Inc	2,777	72,730
Schnitzer Steel Industries Inc ‘A’	324	12,926
Sealed Air Corp	4,078	78,746
Sonoco Products Co	2,140	71,048
Steel Dynamics Inc	1,303	18,946
The Dow Chemical Co	24,987	865,550
The Scotts Miracle-Gro Co ‘A’	138	7,474
The Valspar Corp	1,779	85,908
Titanium Metals Corp	828	11,228
United States Steel Corp	3,054	89,696
Vulcan Materials Co	2,743	117,208
Westlake Chemical Corp	341	22,093
WR Grace & Co *	146	8,439

		3,996,560

Telecommunication Services - 4.4%

AT&T Inc ‡	125,875	3,931,076
CenturyLink Inc	13,001	502,489
Clearwire Corp ‘A’ *	417	951
Frontier Communications Corp	21,143	88,166
Level 3 Communications Inc *	2,888	74,308
NII Holdings Inc *	495	9,063
Sprint Nextel Corp *	63,576	181,192
Telephone & Data Systems Inc	2,122	49,124
tw telecom Inc *	436	9,662
U.S. Cellular Corp *	331	13,548
Verizon Communications Inc	46,543	1,779,339
Windstream Corp	5,220	61,126

		6,700,044

Utilities - 6.8%

AGL Resources Inc	2,474	97,030
Alliant Energy Corp	2,357	102,105
Ameren Corp	5,124	166,940
American Electric Power Co Inc	10,240	395,059
American Water Works Co Inc	3,726	126,796
Aqua America Inc	2,662	59,336
Atmos Energy Corp	1,939	61,001
Calpine Corp *	8,158	140,399
CenterPoint Energy Inc	9,040	178,269
CMS Energy Corp	5,362	117,964
Consolidated Edison Inc	6,218	363,256
Dominion Resources Inc	12,238	626,708
DTE Energy Co	3,599	198,053
Duke Energy Corp	28,296	594,499
Edison International	6,924	294,339
Entergy Corp	3,782	254,151
Exelon Corp	17,760	696,370
FirstEnergy Corp	8,889	405,250
GenOn Energy Inc *	16,754	34,848
Great Plains Energy Inc	2,913	59,047
Hawaiian Electric Industries Inc	2,052	52,018
Integrys Energy Group Inc	1,663	88,122
MDU Resources Group Inc	4,011	89,806
National Fuel Gas Co	1,504	72,373
NextEra Energy Inc	8,968	547,766
NiSource Inc	5,941	144,663
Northeast Utilities	3,756	139,423
NRG Energy Inc *	4,991	78,209
NSTAR	2,201	107,035
NV Energy Inc	5,011	80,777
OGE Energy Corp	2,080	111,280
ONEOK Inc	2,106	171,976
Pepco Holdings Inc	4,797	90,615
PG&E Corp	8,952	388,606
Pinnacle West Capital Corp	2,316	110,936
PPL Corp	12,266	346,637
Progress Energy Inc	6,260	332,469
Public Service Enterprise Group Inc	10,752	329,119
Questar Corp	3,793	73,053
SCANA Corp	2,448	111,653
Sempra Energy	5,089	305,137
Southern Co	18,048	810,897
TECO Energy Inc	4,575	80,291
The AES Corp *	13,959	182,444
UGI Corp	2,385	64,991
Vectren Corp	1,719	49,954
Westar Energy Inc	2,427	67,786
Wisconsin Energy Corp	4,967	174,739
Xcel Energy Inc	10,290	272,376

		10,446,571

Total Common Stocks
(Cost $135,767,737)		151,065,318

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

EXCHANGE-TRADED FUND - 0.1%

iShares Russell 1000 Value Index Fund	1,360	$95,295

Total Exchange-Traded Fund
(Cost $83,234)		95,295

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.6%

Repurchase Agreement - 3.6%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $5,531,144; collateralized by U.S. Treasury Notes: 0.125% due 09/30/13 and value $5,645,850)	$5,531,140	5,531,140

Total Short-Term Investment
(Cost $5,531,140)		5,531,140

TOTAL INVESTMENTS - 101.9%
(Cost $141,382,111)		156,691,753

OTHER ASSETS & LIABILITIES, NET - (1.9%)		(2,927,139)

NET ASSETS - 100.0%		$153,764,614

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2012, investments with a total aggregate value of $619,291 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2012 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
S&P 500 E-Mini (06/12)	28	$1,962,985	$1,495

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$151,065,318	$151,065,318	$-	$-
	Exchange-Traded Fund	95,295	95,295	-	-
	Short-Term Investment	5,531,140	-	5,531,140	-
	Derivatives:
	Equity Contracts
	Futures	1,495	1,495	-	-

	Total	$156,693,248	$151,162,108	$5,531,140	$-

During the period ended March 31, 2012, an investment with an aggregate value of $640 was transferred from level 3 to level 1 due to valuations being updated from a board approved fair value to an exchange-traded price.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) for the period ended March 31, 2012:

	Preferred	Common
	Stocks (1)	Stocks	Total
Value, Beginning of Period	$118	$118	$236
Purchases	2,874	79	2,953
Sales	(7)	(55)	(62)
Net Realized Gains (Losses)	(33)	(18)	(51)
Change in Net Unrealized Depreciation	(2,312)	(124)	(2,436)
Transfers In	-	-	-
Transfers Out	(640)	-	(640)

Value, End of Period	$-	$-	$-

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$-	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Strike @ $10.50 Exp. 10/14/13 * Δ	475	$-

Total Warrants
(Cost $0)		-

COMMON STOCKS - 98.1%

Consumer Discretionary - 14.9%

1-800-FLOWERS.COM Inc ‘A’ *	107	324
Aeropostale Inc *	4,802	103,819
AFC Enterprises Inc *	1,489	25,253
Ambassadors Group Inc	265	1,418
America’s Car-Mart Inc *	266	11,699
American Axle & Manufacturing Holdings Inc *	823	9,637
American Greetings Corp ‘A’	139	2,132
American Public Education Inc *	1,063	40,394
Amerigon Inc *	1,757	28,428
Ameristar Casinos Inc	1,899	35,378
ANN Inc *	2,877	82,397
Arbitron Inc	1,616	59,760
Archipelago Learning Inc *	474	5,271
Ascena Retail Group Inc *	3,737	165,624
Belo Corp ‘A’	1,653	11,852
Biglari Holdings Inc *	6	2,417
BJ’s Restaurants Inc *	1,434	72,202
Blue Nile Inc *	700	23,086
Body Central Corp *	709	20,575
Bravo Brio Restaurant Group Inc *	1,159	23,134
Bridgepoint Education Inc *	1,056	26,136
Brunswick Corp	5,296	136,372
Buffalo Wild Wings Inc *	1,092	99,033
Caesars Entertainment Corp *	657	9,684
Capella Education Co *	815	29,299
Caribou Coffee Co Inc *	371	6,915
Carrols Restaurant Group Inc *	754	11,499
Carter’s Inc *	2,529	125,868
CEC Entertainment Inc	1,076	40,791
Cherokee Inc	465	5,296
Churchill Downs Inc	200	11,180
Cinemark Holdings Inc	5,023	110,255
Coinstar Inc *	1,866	118,584
Columbia Sportswear Co	486	23,061
Conn’s Inc *	65	998
Cooper Tire & Rubber Co	3,685	56,086
Core-Mark Holding Co Inc	95	3,889
Cost Plus Inc *	707	12,655
Cracker Barrel Old Country Store Inc	1,289	71,926
Crocs Inc *	5,367	112,278
Crown Media Holdings Inc ‘A’ *	462	735
Cumulus Media Inc ‘A’ *	506	1,766
Dana Holding Corp	8,179	126,774
Delta Apparel Inc *	32	526
Denny’s Corp *	4,297	17,360
Destination Maternity Corp	646	11,996
Digital Generation Inc *	1,272	12,987
DineEquity Inc *	919	45,582
Domino’s Pizza Inc	1,318	47,843
Dorman Products Inc *	638	32,283
Drew Industries Inc *	429	11,716
Einstein Noah Restaurant Group Inc	325	4,849
Entravision Communications Corp ‘A’	1,798	3,075
Ethan Allen Interiors Inc	510	12,913
Exide Technologies *	1,084	3,393
Express Inc *	3,286	82,084
Francesca’s Holdings Corp *	197	6,227
G-III Apparel Group Ltd *	975	27,709
Geeknet Inc *	256	3,702
Genesco Inc *	143	10,246
Global Sources Ltd * (Bermuda)	638	3,930
GNC Holdings Inc ‘A’	1,356	47,311
Gordmans Stores Inc *	303	6,657
Grand Canyon Education Inc *	1,697	30,139
hhgregg Inc *	51	580
Hibbett Sports Inc *	1,630	88,916
Hillenbrand Inc	3,731	85,626
HSN Inc	2,376	90,359
Interval Leisure Group Inc	2,390	41,586
iRobot Corp *	1,415	38,573
Jack in the Box Inc *	141	3,380
Jamba Inc *	4,110	8,508
Jos. A. Bank Clothiers Inc *	1,644	82,874
K12 Inc *	1,544	36,485
Kenneth Cole Productions Inc ‘A’ *	154	2,479
Knology Inc *	1,659	30,194
Krispy Kreme Doughnuts Inc *	3,456	25,229
Libbey Inc *	1,191	15,412
Life Time Fitness Inc *	2,281	115,350
LIN TV Corp ‘A’ *	105	425
Lions Gate Entertainment Corp * (Canada)	2,679	37,292
Liz Claiborne Inc *	282	3,768
Lumber Liquidators Holdings Inc *	1,369	34,376
Maidenform Brands Inc *	1,383	31,131
Marine Products Corp	278	1,654
Matthews International Corp ‘A’	682	21,578
Mattress Firm Holding Corp *	112	4,245
MDC Partners Inc ‘A’ (Canada)	1,509	16,780
Monro Muffler Brake Inc	1,815	75,304
Morgans Hotel Group Co *	427	2,114
National American University Holdings Inc	535	3,371
National CineMedia Inc	3,283	50,230
Nexstar Broadcasting Group Inc ‘A’ *	154	1,280
NutriSystem Inc	1,614	18,125
Overstock.com Inc *	667	3,495
Oxford Industries Inc	761	38,674
P.F. Chang’s China Bistro Inc	1,161	45,883
Papa John’s International Inc *	1,110	41,803
Peet’s Coffee & Tea Inc *	765	56,380
Perry Ellis International Inc *	43	803
PetMed Express Inc	1,217	15,066
Pier 1 Imports Inc *	1,837	33,397
Pinnacle Entertainment Inc *	211	2,429
Pool Corp	2,868	107,321
ReachLocal Inc *	622	4,435
Red Robin Gourmet Burgers Inc *	689	25,624
Rentrak Corp *	575	13,052
RG Barry Corp	54	659
Rue21 Inc *	885	25,966
Ruth’s Hospitality Group Inc *	374	2,839
Scientific Games Corp ‘A’ *	1,792	20,895
Select Comfort Corp *	2,884	93,413
Shuffle Master Inc *	2,601	45,778
Shutterfly Inc *	1,772	55,517
Sinclair Broadcast Group Inc ‘A’	235	2,599
Six Flags Entertainment Corp	2,480	115,990
Skullcandy Inc *	193	3,055
Smith & Wesson Holding Corp *	1,202	9,316
Sonic Corp *	3,650	28,032
Sotheby’s	4,017	158,029
Steiner Leisure Ltd * (Bahamas)	894	43,654
Steven Madden Ltd *	2,250	96,187
Stoneridge Inc *	1,553	15,359
Strayer Education Inc	730	68,824

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Sturm Ruger & Co Inc	1,126	$55,287
Systemax Inc *	43	725
Teavana Holdings Inc *	136	2,682
Tenneco Inc *	3,592	133,443
Texas Roadhouse Inc	3,507	58,356
The Buckle Inc	1,605	76,879
The Cato Corp ‘A’	1,648	45,551
The Cheesecake Factory Inc *	3,253	95,606
The Finish Line Inc ‘A’	933	19,798
The Men’s Wearhouse Inc	530	20,548
The Warnaco Group Inc *	2,028	118,435
Tower International Inc *	397	4,835
Town Sports International Holdings Inc *	517	6,530
True Religion Apparel Inc *	1,532	41,977
U.S. Auto Parts Network Inc *	859	3,101
Universal Electronics Inc *	357	7,133
Universal Technical Institute Inc	1,352	17,833
Vail Resorts Inc	1,696	73,352
Valassis Communications Inc *	2,661	61,203
Value Line Inc	49	602
Valuevision Media Inc ‘A’ *	2,044	4,231
Vera Bradley Inc *	1,176	35,503
Vitamin Shoppe Inc *	1,476	65,254
Winmark Corp	138	7,996
Winnebago Industries Inc *	1,742	17,072
Wolverine World Wide Inc	2,952	109,755
World Wrestling Entertainment Inc ‘A’	1,517	13,456
Zagg Inc *	1,302	13,840
Zumiez Inc *	1,263	45,607

		5,586,696

Consumer Staples - 4.0%

Alico Inc	81	1,872
Arden Group Inc ‘A’	47	4,272
B&G Foods Inc	1,632	36,736
Cal-Maine Foods Inc	51	1,951
Calavo Growers Inc	712	19,067
Casey’s General Stores Inc	2,267	125,728
Coca-Cola Bottling Co Consolidated	272	17,065
Craft Brew Alliance Inc *	219	1,678
Darling International Inc *	6,962	121,278
Diamond Foods Inc	1,303	29,735
Dole Food Co Inc *	377	3,763
Elizabeth Arden Inc *	1,184	41,416
Inter Parfums Inc	971	15,235
J&J Snack Foods Corp	850	44,591
Lancaster Colony Corp	1,120	74,435
Lifeway Foods Inc *	263	2,433
Limoneira Co	468	7,905
Medifast Inc *	812	14,178
National Beverage Corp *	695	11,148
Nature’s Sunshine Products Inc *	676	10,830
Nu Skin Enterprises Inc ‘A’	3,266	189,134
Oil-Dri Corp of America	79	1,682
Omega Protein Corp *	120	913
PriceSmart Inc	1,061	77,251
Primo Water Corp *	539	1,051
Rite Aid Corp *	2,606	4,534
Roundy’s Inc *	427	4,569
Ruddick Corp	1,582	63,438
Schiff Nutrition International Inc *	187	2,298
Smart Balance Inc *	1,708	11,290
Spectrum Brands Holdings Inc *	795	27,793
Star Scientific Inc *	5,576	18,289
Synutra International Inc *	1,017	5,980
The Boston Beer Co Inc ‘A’ *	494	52,754
The Chefs’ Warehouse Inc *	331	7,659
The Female Health Co	1,103	5,978
The Fresh Market Inc *	1,681	80,604
The Hain Celestial Group Inc *	530	23,219
The Pantry Inc *	101	1,314
Tootsie Roll Industries Inc	1,358	31,101
TreeHouse Foods Inc *	1,246	74,137
United Natural Foods Inc *	2,881	134,428
USANA Health Sciences Inc *	391	14,596
Vector Group Ltd	1,976	35,015
WD-40 Co	963	43,672

		1,498,015

Energy - 8.1%

Abraxas Petroleum Corp *	4,958	15,469
Alon USA Energy Inc	541	4,896
Amyris Inc *	1,040	5,387
Apco Oil and Gas International Inc (Cayman)	543	37,016
Approach Resources Inc *	1,112	41,088
ATP Oil & Gas Corp *	2,685	19,735
Basic Energy Services Inc *	1,421	24,654
Berry Petroleum Co ‘A’	3,067	144,548
Bill Barrett Corp *	226	5,878
Bonanza Creek Energy Inc *	378	8,259
BPZ Resources Inc *	1,602	6,456
C&J Energy Services Inc *	380	6,760
Cal Dive International Inc *	3,482	11,491
Callon Petroleum Co *	2,355	14,813
Carrizo Oil & Gas Inc *	2,316	65,450
Ceres Inc *	192	3,070
Cheniere Energy Inc *	9,148	137,037
Clayton Williams Energy Inc *	348	27,645
Clean Energy Fuels Corp *	2,970	63,202
Cloud Peak Energy Inc *	737	11,740
Contango Oil & Gas Co *	726	42,769
Crosstex Energy Inc	2,206	31,193
CVR Energy Inc *	5,236	140,063
Dawson Geophysical Co *	137	4,706
Dril-Quip Inc *	2,042	132,771
Energy XXI Ltd * (Bermuda)	4,479	161,737
Evolution Petroleum Corp *	967	8,993
FX Energy Inc *	3,153	17,152
Geokinetics Inc *	862	1,517
GeoResources Inc *	472	15,453
Gevo Inc *	393	3,612
Global Geophysical Services Inc *	1,088	11,544
GMX Resources Inc *	1,441	1,830
Golar LNG Ltd (NASDAQ) (Bermuda)	2,372	90,255
Goodrich Petroleum Corp *	1,537	29,234
Gulf Island Fabrication Inc	116	3,395
Gulfmark Offshore Inc ‘A’ *	254	11,674
Gulfport Energy Corp *	2,713	79,003
Hallador Energy Co	239	2,113
Heckmann Corp *	2,987	12,874
Houston American Energy Corp *	999	5,215
Hyperdynamics Corp *	10,061	12,979
ION Geophysical Corp *	7,811	50,381
Isramco Inc *	62	5,416
Key Energy Services Inc *	6,640	102,588
KiOR Inc ‘A’ *	351	4,693
Kodiak Oil & Gas Corp * (Canada)	15,333	152,717
Lufkin Industries Inc	1,998	161,139
Magnum Hunter Resources Corp *	6,630	42,498
Matador Resources Co *	523	5,727
Matrix Service Co *	252	3,530
McMoRan Exploration Co *	5,847	62,563
Mitcham Industries Inc *	393	8,827
Newpark Resources Inc *	387	3,170
Northern Oil & Gas Inc *	3,759	77,962
Oasis Petroleum Inc *	3,544	109,261
OYO Geospace Corp *	256	26,964
Panhandle Oil & Gas Inc ‘A’	431	12,706
Patriot Coal Corp *	5,055	31,543
PetroQuest Energy Inc *	796	4,887

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Pioneer Drilling Co *	2,862	$25,186
Rentech Inc *	9,943	20,681
Resolute Energy Corp *	2,779	31,625
Rex Energy Corp *	2,151	22,973
RigNet Inc *	363	6,363
Rosetta Resources Inc *	3,154	153,789
Sanchez Energy Corp *	378	8,486
Solazyme Inc *	529	7,739
Stone Energy Corp *	2,915	83,340
Syntroleum Corp *	5,437	5,247
Targa Resources Corp	974	44,268
Tesco Corp * (Canada)	1,439	20,419
TETRA Technologies Inc *	525	4,945
Triangle Petroleum Corp *	1,216	8,390
Ur-Energy Inc * (Canada)	4,959	6,050
Uranerz Energy Corp *	3,903	9,836
Uranium Energy Corp *	4,543	17,718
Uranium Resources Inc *	5,605	5,100
Vaalco Energy Inc *	345	3,260
Venoco Inc *	420	4,553
Voyager Oil & Gas Inc *	2,065	5,018
W&T Offshore Inc	2,071	43,657
Warren Resources Inc *	663	2,161
Western Refining Inc	2,969	55,877
Westmoreland Coal Co *	158	1,765
Willbros Group Inc *	409	1,325
World Fuel Services Corp	2,418	99,138
Zion Oil & Gas Inc *	1,752	4,625

		3,044,782

Financials - 7.5%

Acadia Realty Trust REIT	533	12,014
Advance America Cash Advance Centers Inc	408	4,280
AG Mortgage Investment Trust Inc	118	2,329
Alexander’s Inc REIT	121	47,660
American Assets Trust Inc REIT	1,802	41,086
American Campus Communities Inc REIT	1,955	87,428
American Capital Mortgage Investment Corp	183	3,984
AmTrust Financial Services Inc	199	5,349
Apollo Residential Mortgage Inc	389	7,150
Arrow Financial Corp	65	1,586
Artio Global Investors Inc	1,755	8,371
Associated Estates Realty Corp REIT	128	2,092
Bank of the Ozarks Inc	236	7,377
BGC Partners Inc ‘A’	4,487	33,159
BofI Holding Inc *	38	649
Bridge Bancorp Inc	167	3,502
Bryn Mawr Bank Corp	178	3,994
Cash America International Inc	595	28,518
CBL & Associates Properties Inc REIT	2,750	52,030
Clifton Savings Bancorp Inc	54	563
Cogdell Spencer Inc REIT	819	3,473
Cohen & Steers Inc	871	27,785
Crawford & Co ‘B’	1,562	7,654
Credit Acceptance Corp *	397	40,101
DFC Global Corp *	2,587	48,817
Diamond Hill Investment Group Inc	153	11,268
Duff & Phelps Corp ‘A’	1,800	27,972
DuPont Fabros Technology Inc REIT	1,331	32,543
EastGroup Properties Inc REIT	739	37,113
Enterprise Financial Services Corp	140	1,644
Epoch Holding Corp	869	20,752
Equity Lifestyle Properties Inc REIT	1,322	92,196
Evercore Partners Inc ‘A’	1,246	36,221
Extra Space Storage Inc REIT	2,171	62,503
Ezcorp Inc ‘A’ *	2,800	90,874
FelCor Lodging Trust Inc REIT *	3,708	13,349
Fidus Investment Corp	56	785
Financial Engines Inc *	2,276	50,891
First Cash Financial Services Inc *	1,761	75,529
First Financial Bankshares Inc	857	30,175
Flagstone Reinsurance Holdings SA (Luxembourg)	211	1,661
GAMCO Investors Inc ‘A’	248	12,303
Getty Realty Corp REIT	724	11,280
Gladstone Commercial Corp REIT	311	5,352
Glimcher Realty Trust REIT	7,233	73,921
Greenlight Capital Re Ltd ‘A’ * (Cayman)	389	9,581
Hallmark Financial Services Inc *	335	2,643
Hampton Roads Bankshares Inc *	545	1,651
HFF Inc ‘A’ *	1,720	28,328
Highwoods Properties Inc REIT	3,165	105,458
Home Loan Servicing Solutions Ltd (Cayman)	492	6,859
Home Properties Inc REIT	2,860	174,489
ICG Group Inc *	156	1,396
Imperial Holdings Inc *	890	2,376
Investors Bancorp Inc *	368	5,527
Investors Real Estate Trust REIT	1,013	7,790
Kilroy Realty Corp REIT	2,008	93,593
Ladenburg Thalmann Financial Services Inc *	6,412	11,413
LTC Properties Inc REIT	347	11,104
Manning & Napier Inc *	146	2,146
MarketAxess Holdings Inc	1,706	63,617
Mid-America Apartment Communities Inc REIT	2,435	163,218
National Health Investors Inc REIT	649	31,658
Netspend Holdings Inc *	1,592	12,354
Newcastle Investment Corp REIT	5,834	36,638
Omega Healthcare Investors Inc REIT	5,751	122,266
Potlatch Corp REIT	1,288	40,366
PS Business Parks Inc REIT	219	14,353
Pzena Investment Management Inc ‘A’	538	3,147
S.Y. Bancorp Inc	123	2,854
Sabra Health Care REIT Inc	610	10,028
Saul Centers Inc REIT	442	17,839
Signature Bank *	2,745	173,045
State Auto Financial Corp	157	2,294
Stifel Financial Corp *	1,270	48,057
Strategic Hotels & Resorts Inc REIT *	2,590	17,042
SVB Financial Group *	566	36,416
Tanger Factory Outlet Centers Inc REIT	5,116	152,099
Taylor Capital Group Inc *	294	4,219
Tejon Ranch Co *	858	24,573
TrustCo Bank Corp NY	380	2,170
Universal Health Realty Income Trust REIT	364	14,425
Urstadt Biddle Properties Inc ‘A’ REIT	185	3,652
Virtus Investment Partners Inc *	363	31,138
Walker & Dunlop Inc *	660	8,316
Washington REIT	1,020	30,294
Westamerica Bancorp	793	38,064
Westfield Financial Inc	479	3,789
Westwood Holdings Group Inc	375	14,524
World Acceptance Corp *	899	55,064

		2,811,156

Health Care - 19.9%

Abaxis Inc *	1,339	39,005
ABIOMED Inc *	1,884	41,806
Accretive Health Inc *	2,382	47,569
Accuray Inc *	3,552	25,077
Achillion Pharmaceuticals Inc *	2,811	26,929
Acorda Therapeutics Inc *	2,345	62,260
Acura Pharmaceuticals Inc *	747	2,585
Aegerion Pharmaceuticals Inc *	565	7,814
Affymax Inc *	1,014	11,904
Air Methods Corp *	674	58,806
Akorn Inc *	3,341	39,090
Align Technology Inc *	3,647	100,475
Alimera Sciences Inc *	681	2,302
Alkermes PLC * (Ireland)	5,666	105,104

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

Alliance HealthCare Services Inc *	1,590	$2,385
Allos Therapeutics Inc *	3,907	5,782
Alnylam Pharmaceuticals Inc *	2,667	29,524
AMAG Pharmaceuticals Inc *	129	2,055
Amicus Therapeutics Inc *	1,254	6,621
AMN Healthcare Services Inc *	1,094	6,630
Ampio Pharmaceuticals Inc *	1,299	4,430
Anacor Pharmaceuticals Inc *	698	4,111
Analogic Corp	551	37,215
Antares Pharma Inc *	5,284	17,067
Anthera Pharmaceuticals Inc *	1,304	2,882
Ardea Biosciences Inc *	1,370	29,811
Arena Pharmaceuticals Inc *	779	2,392
ARIAD Pharmaceuticals Inc *	9,371	149,467
ArQule Inc *	3,150	22,081
Array BioPharma Inc *	2,254	7,686
ArthroCare Corp *	1,625	43,631
Astex Pharmaceuticals Inc *	262	487
athenahealth Inc *	2,076	153,873
AtriCure Inc *	865	8,607
Atrion Corp	93	19,550
Auxilium Pharmaceuticals Inc *	2,852	52,962
AVANIR Pharmaceuticals Inc ‘A’ *	7,032	24,049
AVEO Pharmaceuticals Inc *	1,848	22,934
AVI BioPharma Inc *	7,937	12,223
Bacterin International Holdings Inc *	1,467	3,550
BG Medicine Inc *	390	2,738
Bio-Reference Labs Inc *	1,451	34,113
BioCryst Pharmaceuticals Inc *	1,771	8,554
Biolase Technology Inc *	353	956
BioMimetic Therapeutics Inc *	414	1,023
Biosante Pharmaceuticals Inc *	6,886	4,682
BioScrip Inc *	1,854	12,589
BioSpecifics Technologies Corp *	298	4,714
Biotime Inc *	1,493	6,584
Cadence Pharmaceuticals Inc *	3,017	11,163
Capital Senior Living Corp *	545	5,036
CardioNet Inc *	303	933
Cardiovascular Systems Inc *	852	7,881
Cell Therapeutics Inc *	11,726	15,244
Celldex Therapeutics Inc *	509	2,591
Centene Corp *	1,859	91,035
Cepheid Inc *	3,879	162,259
Cerus Corp *	2,745	11,035
Chelsea Therapeutics International Ltd *	3,496	8,950
Chemed Corp	1,182	74,088
Chindex International Inc *	315	2,993
Cleveland Biolabs Inc *	1,664	4,093
Clovis Oncology Inc *	394	10,027
Codexis Inc *	1,507	5,501
Columbia Laboratories Inc *	2,225	1,580
Complete Genomics Inc *	698	1,968
Computer Programs & Systems Inc	658	37,190
Conceptus Inc *	1,872	26,919
Corcept Therapeutics Inc *	2,433	9,562
Corvel Corp *	375	14,959
CryoLife Inc *	189	996
Cubist Pharmaceuticals Inc *	3,745	161,971
Curis Inc *	3,162	15,241
Cyberonics Inc *	1,686	64,287
Cytori Therapeutics Inc *	2,274	5,662
Delcath Systems Inc *	2,933	9,210
Depomed Inc *	3,234	20,245
DexCom Inc *	3,992	41,637
DURECT Corp *	4,204	3,363
Dusa Pharmaceuticals Inc *	1,438	9,002
Dyax Corp *	4,661	7,271
Dynavax Technologies Corp *	9,104	46,066
DynaVox Inc ‘A’ *	444	1,368
Emergent BioSolutions Inc *	1,433	22,928
Emeritus Corp *	1,807	31,912
Endocyte Inc *	1,015	5,055
Endologix Inc *	2,913	42,675
Enzo Biochem Inc *	163	438
Enzon Pharmaceuticals Inc *	108	739
Epocrates Inc *	323	2,771
eResearchTechnology Inc *	1,500	11,730
Exact Sciences Corp *	2,299	25,657
Exactech Inc *	367	5,817
ExamWorks Group Inc *	1,628	20,220
Exelixis Inc *	8,810	45,636
Fluidigm Corp *	384	6,040
Genomic Health Inc *	1,008	30,855
Geron Corp *	1,814	3,066
Greenway Medical Technologies *	291	4,446
GTx Inc *	1,280	4,928
Haemonetics Corp *	1,530	106,610
Halozyme Therapeutics Inc *	5,286	67,449
Hanger Orthopedic Group Inc *	1,052	22,997
Hansen Medical Inc *	3,088	9,264
Harvard Bioscience Inc *	112	439
HealthStream Inc *	1,070	24,813
HeartWare International Inc *	715	46,968
Hi-Tech Pharmacal Co Inc *	186	6,683
HMS Holdings Corp *	5,047	157,517
Horizon Pharma Inc *	219	907
ICU Medical Inc *	177	8,701
Idenix Pharmaceuticals Inc *	1,008	9,868
ImmunoGen Inc *	3,196	45,990
Immunomedics Inc *	3,964	14,389
Impax Laboratories Inc *	3,549	87,234
Incyte Corp Ltd *	5,255	101,421
Infinity Pharmaceuticals Inc *	1,126	13,467
Insulet Corp *	2,735	52,348
Integra LifeSciences Holdings Corp *	1,161	40,275
InterMune Inc *	1,474	21,624
Invacare Corp	93	1,541
IPC The Hospitalist Co Inc *	969	35,766
IRIS International Inc *	769	10,389
Ironwood Pharmaceuticals Inc ‘A’ *	3,210	42,725
Isis Pharmaceuticals Inc *	5,912	51,848
ISTA Pharmaceuticals Inc *	1,936	17,443
Jazz Pharmaceuticals PLC * (Ireland)	1,315	63,738
Kensey Nash Corp	502	14,689
Keryx Biopharmaceuticals Inc *	4,062	20,229
KV Pharmaceutical Co ‘A’ *	2,090	2,759
Landauer Inc	568	30,115
Lannett Co Inc *	352	1,468
Lexicon Pharmaceuticals Inc *	3,875	7,208
LHC Group Inc *	43	797
Ligand Pharmaceuticals Inc ‘B’ *	1,153	18,390
Luminex Corp *	2,245	52,421
MAKO Surgical Corp *	1,905	80,296
MannKind Corp *	5,954	14,706
MAP Pharmaceuticals Inc *	1,289	18,510
Masimo Corp *	3,124	73,039
MedAssets Inc *	2,311	30,413
Medical Action Industries Inc *	385	2,202
Medicis Pharmaceutical Corp ‘A’	3,030	113,898
Medidata Solutions Inc *	1,245	33,167
Medivation Inc *	1,864	139,278
Medtox Scientific Inc *	467	7,874
Merge Healthcare Inc *	3,359	19,650
Meridian Bioscience Inc	2,444	47,365
Merit Medical Systems Inc *	2,478	30,777
Metabolix Inc *	1,448	4,098
Metropolitan Health Networks Inc *	2,543	23,828
MModal Inc *	2,010	21,205
Molina Healthcare Inc *	1,002	33,697
Momenta Pharmaceuticals Inc *	2,737	41,931

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
MWI Veterinary Supply Inc *	749	$65,912
Nabi Biopharmaceuticals *	1,724	3,207
National Research Corp	119	5,110
Natus Medical Inc *	877	10,463
Navidea Biopharmaceuticals Inc *	5,711	18,732
Nektar Therapeutics *	4,274	33,850
Neogen Corp *	1,385	54,112
Neostem Inc *	3,014	1,138
Neurocrine Biosciences Inc *	2,498	19,909
NewLink Genetics Corp *	306	2,800
Novavax Inc *	4,227	5,326
NPS Pharmaceuticals Inc *	5,099	34,877
NuVasive Inc *	2,511	42,285
NxStage Medical Inc *	2,657	51,200
Nymox Pharmaceutical Corp * (Canada)	968	7,783
Obagi Medical Products Inc *	1,121	15,021
Omnicell Inc *	937	14,252
OncoGenex Pharmaceutical Inc *	865	11,496
Oncothyreon Inc *	1,814	7,909
Onyx Pharmaceuticals Inc *	3,768	141,978
Opko Health Inc *	6,462	30,565
Optimer Pharmaceuticals Inc *	2,756	38,308
OraSure Technologies Inc *	2,770	31,827
Orexigen Therapeutics Inc *	2,704	11,086
Orthofix International NV * (Netherlands)	1,072	40,286
Osiris Therapeutics Inc *	953	4,879
Owens & Minor Inc	3,090	93,967
Pacific Biosciences of California Inc *	467	1,597
Pacira Pharmaceuticals Inc *	418	4,824
Pain Therapeutics Inc *	2,273	8,160
Par Pharmaceutical Cos Inc *	1,496	57,940
PAREXEL International Corp *	3,170	85,495
PDL BioPharma Inc	6,845	43,466
Peregrine Pharmaceuticals Inc *	6,030	3,257
Pernix Therapeutics Holdings *	253	2,277
Pharmacyclics Inc *	2,731	75,813
PharmAthene Inc *	2,216	3,922
POZEN Inc *	1,599	9,594
Progenics Pharmaceuticals Inc *	1,308	12,949
PSS World Medical Inc *	3,050	77,287
Quality Systems Inc	2,308	100,929
Questcor Pharmaceuticals Inc *	3,162	118,954
Quidel Corp *	1,686	30,972
RadNet Inc *	1,746	5,552
Raptor Pharmaceutical Corp *	2,841	19,205
Rigel Pharmaceuticals Inc *	3,097	24,931
Rockwell Medical Technologies Inc *	944	8,930
RTI Biologics Inc *	150	555
Sagent Pharmaceuticals Inc *	407	7,273
Salix Pharmaceuticals Ltd *	3,476	182,490
Sangamo Biosciences Inc *	3,070	15,043
Santarus Inc *	3,208	18,767
Savient Pharmaceuticals Inc *	3,067	6,686
SciClone Pharmaceuticals Inc *	2,039	12,866
Seattle Genetics Inc *	5,738	116,940
Select Medical Holdings Corp *	531	4,083
Sequenom Inc *	4,790	19,495
SIGA Technologies Inc *	2,002	6,727
Skilled Healthcare Group Inc ‘A’ *	62	475
Spectranetics Corp *	2,007	20,873
Spectrum Pharmaceuticals Inc *	3,412	43,094
Staar Surgical Co *	1,815	19,656
Stereotaxis Inc *	2,869	1,865
STERIS Corp	3,525	111,460
Sucampo Pharmaceuticals Inc ‘A’ *	743	5,535
Sunesis Pharmaceuticals Inc *	1,688	4,845
Sunrise Senior Living Inc *	2,583	16,325
Symmetry Medical Inc *	536	3,790
Synergetics USA Inc *	1,302	8,463
Synta Pharmaceuticals Corp *	1,641	7,138
Targacept Inc *	1,640	8,397
Team Health Holdings Inc *	1,581	32,505
The Ensign Group Inc	977	26,535
The Medicines Co *	1,822	36,568
The Providence Service Corp *	163	2,528
Theravance Inc *	3,418	66,651
Tornier NV * (Netherlands)	617	15,857
Transcend Services Inc *	530	15,556
Transcept Pharmaceuticals Inc *	247	2,598
Trius Therapeutics Inc *	634	3,392
U.S. Physical Therapy Inc	705	16,250
Unilife Corp *	3,887	15,781
Uroplasty Inc *	1,004	3,022
Vanda Pharmaceuticals Inc *	1,544	7,396
Vanguard Health Systems Inc *	621	6,123
Vascular Solutions Inc *	1,018	10,984
Verastem Inc *	278	3,039
Vical Inc *	4,583	15,582
Vivus Inc *	5,829	130,336
Volcano Corp *	3,103	87,970
WellCare Health Plans Inc *	2,532	182,000
West Pharmaceutical Services Inc	1,091	46,400
XenoPort Inc *	1,796	8,082
Young Innovations Inc	126	3,896
Zalicus Inc *	2,828	3,394
Zeltiq Aesthetics Inc *	303	1,870
ZIOPHARM Oncology Inc *	3,952	21,341
Zogenix Inc *	1,171	2,342
Zoll Medical Corp *	1,304	120,790

		7,447,308

Industrials - 16.3%

A123 Systems Inc *	1,079	1,208
AAON Inc	1,108	22,371
AAR Corp	604	11,023
ABM Industries Inc	884	21,481
Acacia Research Corp *	2,545	106,228
Accuride Corp *	231	2,007
Active Power Inc *	4,990	3,893
Actuant Corp ‘A’	638	18,496
Acuity Brands Inc	2,576	161,850
Aerovironment Inc *	999	26,783
Aircastle Ltd (Bermuda)	339	4,149
Alamo Group Inc	24	721
Alaska Air Group Inc *	242	8,668
Albany International Corp ‘A’	317	7,275
Allegiant Travel Co *	887	48,341
Altra Holdings Inc *	1,592	30,566
Ameresco Inc ‘A’ *	1,061	14,377
American Reprographics Co *	299	1,612
American Science & Engineering Inc	539	36,140
Ampco-Pittsburgh Corp	59	1,188
Applied Industrial Technologies Inc	2,524	103,812
Argan Inc	93	1,492
Astronics Corp *	604	21,116
AT Cross Co ‘A’ *	506	6,092
Avis Budget Group Inc *	6,237	88,254
AZZ Inc	745	38,472
Beacon Roofing Supply Inc *	2,732	70,376
Belden Inc	2,416	91,591
Blount International Inc *	2,888	48,172
Brady Corp ‘A’	237	7,667
Broadwind Energy Inc *	2,420	1,138
CAI International Inc *	695	12,635
Capstone Turbine Corp *	15,811	16,127
Cascade Corp	29	1,453
Casella Waste Systems Inc ‘A’ *	1,306	8,136
CDI Corp	97	1,739
Celadon Group Inc	765	11,896
Cenveo Inc *	1,693	5,722

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

Chart Industries Inc *	1,748	$128,181
CIRCOR International Inc	638	21,226
CLARCOR Inc	2,852	140,005
Clean Harbors Inc *	2,791	187,918
Coleman Cable Inc *	501	4,870
Colfax Corp *	2,911	102,584
Columbus McKinnon Corp *	892	14,531
Commercial Vehicle Group Inc *	1,689	20,623
Consolidated Graphics Inc *	497	22,489
CoStar Group Inc *	1,506	103,989
CRA International Inc *	123	3,102
Cubic Corp	409	19,338
Deluxe Corp	3,059	71,642
DigitalGlobe Inc *	2,083	27,787
Dollar Thrifty Automotive Group Inc *	1,721	139,246
Douglas Dynamics Inc	628	8,635
DXP Enterprises Inc *	511	22,223
Dycom Industries Inc *	358	8,363
Dynamic Materials Corp	804	16,972
Encore Capital Group Inc *	973	21,941
EnergySolutions Inc *	1,065	5,218
EnerNOC Inc *	430	3,096
EnerSys *	826	28,621
EnPro Industries Inc *	534	21,947
ESCO Technologies Inc	412	15,149
Essex Rental Corp *	184	703
Exponent Inc *	787	38,185
Federal Signal Corp *	320	1,779
Flow International Corp *	2,531	10,175
Forward Air Corp	1,750	64,172
Franklin Electric Co Inc	1,296	63,595
Fuel Tech Inc *	1,002	5,471
FuelCell Energy Inc *	9,551	14,995
Furmanite Corp *	2,227	14,297
GenCorp Inc *	2,592	18,403
Generac Holdings Inc *	535	13,134
Genesee & Wyoming Inc ‘A’ *	2,363	128,973
GeoEye Inc *	67	1,613
Global Power Equipment Group Inc *	475	13,157
GP Strategies Corp *	259	4,532
Graham Corp	596	13,046
H&E Equipment Services Inc *	778	14,720
Healthcare Services Group Inc	3,959	84,208
Heartland Express Inc	3,002	43,409
HEICO Corp	2,484	128,150
Heidrick & Struggles International Inc	92	2,027
Heritage-Crystal Clean Inc *	275	5,486
Herman Miller Inc	3,409	78,271
Hexcel Corp *	4,929	118,345
HNI Corp	2,665	73,954
Houston Wire & Cable Co	1,065	14,793
Hub Group Inc ‘A’ *	2,191	78,942
Huron Consulting Group Inc *	1,242	46,650
ICF International Inc *	420	10,655
II-VI Inc *	3,078	72,795
InnerWorkings Inc *	1,555	18,116
Insperity Inc	1,363	41,762
Insteel Industries Inc	49	595
Interface Inc ‘A’	3,133	43,705
Interline Brands Inc *	160	3,458
Intersections Inc	595	7,604
John Bean Technologies Corp	1,566	25,369
Kadant Inc *	194	4,621
Kaman Corp	860	29,197
Kforce Inc *	1,552	23,125
Knight Transportation Inc	3,640	64,282
Knoll Inc	2,848	47,391
Korn/Ferry International *	142	2,378
Lindsay Corp	749	49,636
LMI Aerospace Inc *	279	5,078
Marten Transport Ltd	155	3,421
MasTec Inc *	3,367	60,909
McGrath RentCorp	615	19,748
Meritor Inc *	3,798	30,650
Met-Pro Corp	56	591
Metalico Inc *	1,405	5,999
Mine Safety Appliances Co	1,616	66,385
Mistras Group Inc *	868	20,676
Mobile Mini Inc *	576	12,165
Moog Inc ‘A’ *	261	11,194
Mueller Industries Inc	311	14,135
Multi-Color Corp	38	855
MYR Group Inc *	1,140	20,360
National Presto Industries Inc	289	21,924
NL Industries Inc	381	5,677
NN Inc *	1,010	8,242
Odyssey Marine Exploration Inc *	1,201	3,723
Old Dominion Freight Line Inc *	2,824	134,620
Omega Flex Inc *	151	1,918
On Assignment Inc *	223	3,896
Orbital Sciences Corp *	1,479	19,449
Pacer International Inc *	184	1,163
Park-Ohio Holdings Corp *	494	9,905
Pendrell Corp *	5,781	15,088
PMFG Inc *	1,213	18,207
Portfolio Recovery Associates Inc *	1,021	73,226
PowerSecure International Inc *	204	1,236
Preformed Line Products Co	11	720
Primoris Services Corp	1,375	22,082
Proto Labs Inc *	228	7,773
Quad/Graphics Inc	120	1,668
Quality Distribution Inc *	309	4,258
Raven Industries Inc	1,077	65,708
RBC Bearings Inc *	1,036	47,791
Roadrunner Transportation Systems Inc *	37	642
Rollins Inc	3,782	80,481
RPX Corp *	612	10,380
Satcon Technology Corp *	5,466	1,968
Sauer-Danfoss Inc	686	32,242
Standard Parking Corp *	948	19,434
Standex International Corp	135	5,561
Steelcase Inc ‘A’	566	5,434
Sun Hydraulics Corp	1,191	31,157
Swift Transportation Co *	1,394	16,087
Swisher Hygiene Inc *	5,064	12,457
SYKES Enterprises Inc *	268	4,234
TAL International Group Inc	1,307	47,980
Taser International Inc *	3,349	14,535
Team Inc *	1,156	35,778
Teledyne Technologies Inc *	611	38,524
Tennant Co	1,139	50,116
Tetra Tech Inc *	757	19,955
Textainer Group Holdings Ltd (Bermuda)	669	22,679
The Advisory Board Co *	993	88,000
The Brink’s Co	2,403	57,360
The Corporate Executive Board Co	2,055	88,386
The Gorman-Rupp Co	900	26,262
The Middleby Corp *	1,115	112,816
Thermon Group Holdings Inc *	584	11,943
Titan International Inc	2,501	59,149
Titan Machinery Inc *	292	8,234
TMS International Corp ‘A’ *	312	3,775
TRC Cos Inc *	1,076	6,574
Trex Co Inc *	921	29,546
TriMas Corp *	1,517	33,966
Triumph Group Inc	255	15,978
TrueBlue Inc *	1,554	27,786
Twin Disc Inc	511	13,332
United Rentals Inc *	1,096	47,007
United Stationers Inc	1,640	50,889

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
US Ecology Inc	1,042	$22,653
USG Corp *	3,008	51,738
Valence Technology Inc *	2,177	1,760
Viad Corp	155	3,012
Vicor Corp	1,137	9,096
Wabash National Corp *	4,067	42,093
Watsco Inc	1,678	124,239
Watts Water Technologies Inc ‘A’	167	6,805
Werner Enterprises Inc	391	9,720
Wesco Aircraft Holdings Inc *	456	7,387
Woodward Inc	3,657	156,629
Xerium Technologies Inc *	661	4,263
Zipcar Inc *	460	6,813

		6,081,132

Information Technology - 22.2%

3D Systems Corp *	2,493	58,685
ACI Worldwide Inc *	2,037	82,030
Actuate Corp *	2,061	12,943
ADTRAN Inc	3,849	120,050
Advent Software Inc *	1,953	49,997
Aeroflex Holding Corp *	1,192	13,279
American Software Inc ‘A’	1,370	11,755
Amtech Systems Inc *	513	4,273
Anaren Inc *	95	1,743
Ancestry.com Inc *	1,882	42,797
Angie’s List Inc *	261	4,930
Anixter International Inc *	890	64,552
Applied Micro Circuits Corp *	3,155	21,896
Aruba Networks Inc *	5,343	119,042
Aspen Technology Inc *	5,032	103,307
ATMI Inc *	116	2,703
AVG Technologies NV * (Netherlands)	350	5,232
AXT Inc *	809	5,137
Badger Meter Inc	741	25,187
Bankrate Inc *	997	24,676
Bazaarvoice Inc *	476	9,458
Blackbaud Inc	2,649	88,026
Bottomline Technologies Inc *	2,138	59,736
Brightcove Inc *	251	6,225
Brightpoint Inc *	1,795	14,450
BroadSoft Inc *	1,342	51,331
Cabot Microelectronics Corp	325	12,636
CACI International Inc ‘A’ *	110	6,852
Calix Inc *	2,360	20,131
Callidus Software Inc *	1,774	13,855
Carbonite Inc *	309	3,402
Cardtronics Inc *	2,561	67,226
Cass Information Systems Inc	557	22,252
Cavium Inc *	2,884	89,231
Ceva Inc *	1,367	31,045
Cirrus Logic Inc *	3,944	93,867
Cognex Corp	2,016	85,398
Coherent Inc *	1,003	58,505
CommVault Systems Inc *	2,622	130,156
Computer Task Group Inc *	637	9,759
comScore Inc *	1,895	40,534
Concur Technologies Inc *	2,657	152,459
Constant Contact Inc *	1,754	52,252
Convio Inc *	704	10,891
Cornerstone OnDemand Inc *	691	15,091
CSG Systems International Inc *	995	15,064
Cymer Inc *	456	22,800
Daktronics Inc	403	3,583
DDi Corp	323	3,941
DealerTrack Holdings Inc *	2,111	63,879
Deltek Inc *	1,315	14,018
Demand Media Inc *	484	3,509
Dialogic Inc *	811	706
Dice Holdings Inc *	2,865	26,730
Digi International Inc *	258	2,835
Digimarc Corp *	378	10,561
Digital River Inc *	281	5,257
Diodes Inc *	2,102	48,724
Dot Hill Systems Corp *	725	1,095
DTS Inc *	1,031	31,157
Ebix Inc	1,157	26,796
Echelon Corp *	2,130	9,436
Echo Global Logistics Inc *	689	11,093
Electro Rent Corp	467	8,597
Electro Scientific Industries Inc	117	1,756
Electronics for Imaging Inc *	193	3,208
Ellie Mae Inc *	529	5,904
eMagin Corp *	1,187	3,858
Entegris Inc *	2,579	24,088
Entropic Communications Inc *	5,078	29,605
Envestnet Inc *	1,158	14,498
EPAM Systems Inc *	161	3,304
EPIQ Systems Inc	136	1,646
Exar Corp *	250	2,100
ExlService Holdings Inc *	1,014	27,824
Extreme Networks Inc *	1,600	6,128
Fabrinet * (Cayman)	1,228	21,748
Fair Isaac Corp	1,238	54,348
FalconStor Software Inc *	1,854	6,934
FARO Technologies Inc *	973	56,755
FEI Co *	2,128	104,506
Finisar Corp *	5,334	107,480
Forrester Research Inc	870	28,188
FriendFinder Networks Inc *	419	570
Globecomm Systems Inc *	956	13,843
Glu Mobile Inc *	2,827	13,711
GT Advanced Technologies Inc *	7,037	58,196
Guidance Software Inc *	772	8,531
Guidewire Software Inc *	386	11,881
Harmonic Inc *	1,481	8,101
Heartland Payment Systems Inc	2,294	66,159
Higher One Holdings Inc *	1,809	27,044
Hittite Microwave Corp *	1,869	101,505
iGate Corp *	1,834	30,738
Immersion Corp *	1,539	8,403
Imperva Inc *	201	7,869
Infinera Corp *	382	3,102
InfoSpace Inc *	315	4,035
Inphi Corp *	1,301	18,448
Integrated Device Technology Inc *	5,633	40,276
Interactive Intelligence Group Inc *	841	25,659
InterDigital Inc	2,700	94,122
Intermolecular Inc *	277	1,720
Internap Network Services Corp *	2,710	19,891
IntraLinks Holdings Inc *	1,904	10,072
InvenSense Inc *	231	4,181
Ixia *	2,284	28,527
IXYS Corp *	953	12,580
j2 Global Inc	2,734	78,411
Jack Henry & Associates Inc	5,138	175,309
JDA Software Group Inc *	469	12,888
Jive Software Inc *	675	18,333
Kemet Corp *	127	1,189
Kenexa Corp *	1,571	49,078
Keynote Systems Inc	884	17,468
Kopin Corp *	1,515	6,166
KVH Industries Inc *	40	420
Lattice Semiconductor Corp *	2,187	14,062
LeCroy Corp *	988	10,265
Limelight Networks Inc *	3,168	10,423
Lionbridge Technologies Inc *	3,627	10,446
Liquidity Services Inc *	1,122	50,266
Littelfuse Inc	1,128	70,726
LivePerson Inc *	3,130	52,490

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
LogMeIn Inc *	1,212	$42,699
LoopNet Inc *	1,067	20,038
Loral Space & Communications Inc *	53	4,219
LTX-Credence Corp *	1,603	11,526
Manhattan Associates Inc *	1,218	57,891
Marchex Inc ‘B’	562	2,506
MAXIMUS Inc	2,067	84,065
MaxLinear Inc ‘A’ *	954	5,314
Maxwell Technologies Inc *	1,656	30,354
Measurement Specialties Inc *	886	29,858
Mentor Graphics Corp *	2,540	37,744
Meru Networks Inc *	637	2,580
Micrel Inc	2,987	30,647
Microsemi Corp *	5,143	110,266
MicroStrategy Inc ‘A’ *	476	66,640
Microvision Inc *	927	2,531
Mindspeed Technologies Inc *	1,053	6,708
MIPS Technologies Inc *	2,255	12,267
MoneyGram International Inc *	560	10,080
Monolithic Power Systems Inc *	1,360	26,751
Monotype Imaging Holdings Inc *	2,120	31,588
MoSys Inc *	2,012	7,988
Motricity Inc *	1,979	2,177
Move Inc *	2,336	22,683
MTS Systems Corp	929	49,321
Multi-Fineline Electronix Inc *	85	2,333
NCI Inc ‘A’ *	49	313
NeoPhotonics Corp *	264	1,249
NETGEAR Inc *	2,178	83,200
NetScout Systems Inc *	2,221	45,175
NetSuite Inc *	1,703	85,644
Newport Corp *	706	12,510
NIC Inc	3,800	46,094
Novatel Wireless Inc *	156	523
Numerex Corp ‘A’ *	562	5,496
NVE Corp *	288	15,264
OCZ Technology Group Inc *	3,896	27,194
OmniVision Technologies Inc *	2,457	49,140
OpenTable Inc *	1,402	56,739
Openwave Systems Inc *	1,319	2,994
Oplink Communications Inc *	449	7,678
Opnet Technologies Inc	868	25,172
OSI Systems Inc *	873	53,515
Parametric Technology Corp *	7,087	198,011
PDF Solutions Inc *	1,313	11,069
Pegasystems Inc	988	37,702
Perficient Inc *	1,027	12,334
Pericom Semiconductor Corp *	161	1,302
Plantronics Inc	694	27,940
Plexus Corp *	1,913	66,936
Power Integrations Inc	1,719	63,809
Power-One Inc *	3,838	17,463
Powerwave Technologies Inc *	1,762	3,612
PRGX Global Inc *	1,207	7,592
Procera Networks Inc *	849	18,984
Progress Software Corp *	2,191	51,751
PROS Holdings Inc *	1,269	23,730
Pulse Electronics Corp	2,550	6,400
QAD Inc ‘A’ *	387	5,070
QLIK Technologies Inc *	4,189	134,048
Quepasa Corp *	457	2,029
Quest Software Inc *	1,029	23,945
QuinStreet Inc *	175	1,836
Rambus Inc *	5,839	37,661
RealD Inc *	2,437	32,899
RealPage Inc *	1,799	34,487
Responsys Inc *	566	6,775
RF Micro Devices Inc *	1,755	8,740
Rofin-Sinar Technologies Inc *	785	20,700
Rogers Corp *	329	12,749
Rubicon Technology Inc *	1,028	10,722
Saba Software Inc *	1,795	17,609
Sapient Corp	6,498	80,900
ScanSource Inc *	230	8,584
SciQuest Inc *	746	11,369
SeaChange International Inc *	795	6,185
Semtech Corp *	3,886	110,596
ServiceSource International Inc *	612	9,474
ShoreTel Inc *	2,842	16,143
Silicon Graphics International Corp *	1,869	18,092
Silicon Image Inc *	3,778	22,215
SolarWinds Inc *	3,392	131,101
Sonus Networks Inc *	1,068	3,097
Sourcefire Inc *	1,693	81,484
SPS Commerce Inc *	510	13,709
SRS Labs Inc *	710	4,934
Stamps.com Inc *	715	19,934
STEC Inc *	2,214	20,900
Stratasys Inc *	1,257	45,906
Super Micro Computer Inc *	1,676	29,263
support.com Inc *	1,771	5,579
Synaptics Inc *	1,914	69,880
Synchronoss Technologies Inc *	1,574	50,242
Syntel Inc	918	51,408
Take-Two Interactive Software Inc *	4,375	67,309
Taleo Corp ‘A’ *	2,445	112,299
Tangoe Inc *	452	8,502
TechTarget Inc *	616	4,269
TeleCommunication Systems Inc ‘A’ *	1,237	3,439
TeleNav Inc *	957	6,718
TeleTech Holdings Inc *	1,495	24,069
The Active Network Inc *	797	13,413
The Hackett Group Inc *	1,204	7,188
The Ultimate Software Group Inc *	1,539	112,778
TiVo Inc *	7,092	85,033
TNS Inc *	1,507	32,747
Travelzoo Inc *	332	7,636
TriQuint Semiconductor Inc *	9,768	67,350
TTM Technologies Inc *	722	8,296
Tyler Technologies Inc *	1,770	67,986
Ubiquiti Networks Inc *	135	4,270
Ultra Clean Holdings Inc *	1,368	10,315
Ultratech Inc *	1,496	43,354
Unisys Corp *	1,051	20,726
Universal Display Corp *	2,289	83,617
ValueClick Inc *	4,676	92,304
VASCO Data Security International Inc *	1,606	17,329
Veeco Instruments Inc *	1,692	48,391
Verint Systems Inc *	1,257	40,714
ViaSat Inc *	806	38,857
Viasystems Group Inc *	11	209
VirnetX Holding Corp *	2,422	57,958
Virtusa Corp *	911	15,733
Vocus Inc *	1,060	14,045
Volterra Semiconductor Corp *	1,464	50,384
Wave Systems Corp ‘A’ *	4,845	9,012
Web.com Group Inc *	1,717	24,776
Websense Inc *	2,243	47,305
Wright Express Corp *	2,298	148,749
XO Group Inc *	872	8,188
Zillow Inc *	53	1,886
Zix Corp *	3,739	10,880
Zygo Corp *	142	2,779

		8,288,132

Materials - 4.1%

A. Schulman Inc	100	2,702
AEP Industries Inc *	257	8,946
AMCOL International Corp	1,448	42,702
American Vanguard Corp	204	4,425

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Balchem Corp	1,723	$52,121
Calgon Carbon Corp *	2,677	41,788
Chemtura Corp *	3,518	59,736
Coeur d’Alene Mines Corp *	349	8,285
Deltic Timber Corp	642	40,632
Eagle Materials Inc	2,144	74,504
Flotek Industries Inc *	2,967	35,663
FutureFuel Corp	384	4,216
General Moly Inc *	4,095	13,718
Globe Specialty Metals Inc	3,752	55,792
Gold Resource Corp	1,685	40,962
Golden Minerals Co *	1,532	12,915
Graphic Packaging Holding Co *	8,274	45,672
GSE Holding Inc *	339	4,451
H.B. Fuller Co	194	6,369
Handy & Harman Ltd *	49	708
Hawkins Inc	524	19,493
Haynes International Inc	564	35,729
Hecla Mining Co	16,624	76,803
Horsehead Holding Corp *	132	1,503
Innophos Holdings Inc	1,293	64,805
Innospec Inc *	1,259	38,248
Kaiser Aluminum Corp	425	20,085
KMG Chemicals Inc	384	6,931
Koppers Holdings Inc	1,225	47,236
Kraton Performance Polymers Inc *	1,654	43,947
LSB Industries Inc *	1,093	42,540
Materion Corp *	98	2,816
McEwen Mining Inc *	6,356	28,221
Metals USA Holdings Corp *	695	10,015
Midway Gold Corp * (Canada)	5,110	7,307
Myers Industries Inc	141	2,080
Neenah Paper Inc	468	13,918
NewMarket Corp	537	100,634
Noranda Aluminium Holding Corp	1,322	13,180
Olin Corp	2,865	62,314
OMNOVA Solutions Inc *	2,669	18,016
Paramount Gold and Silver Corp *	6,864	15,513
PolyOne Corp	4,025	57,960
Quaker Chemical Corp	571	22,526
Revett Minerals Inc * (Canada)	786	3,285
RTI International Metals Inc *	242	5,581
Senomyx Inc *	2,436	6,675
Stillwater Mining Co *	6,856	86,660
SunCoke Energy Inc *	2,003	28,463
TPC Group Inc *	503	22,238
U.S. Silica Holdings Inc *	412	8,627
United States Lime & Minerals Inc *	28	1,677
Vista Gold Corp * (Canada)	674	2,116
Worthington Industries Inc	1,993	38,226
Zep Inc	1,320	19,008

		1,530,683

Telecommunication Services - 1.0%

8x8 Inc *	3,749	15,746
AboveNet Inc *	1,384	114,595
Alaska Communications Systems Group Inc	622	1,916
Atlantic Tele-Network Inc	131	4,763
Boingo Wireless Inc *	246	2,977
Cbeyond Inc *	1,687	13,496
Cincinnati Bell Inc *	3,442	13,837
Cogent Communications Group Inc *	2,732	52,126
Consolidated Communications Holdings Inc	1,252	24,577
Fairpoint Communications Inc *	117	440
General Communication Inc ‘A’ *	2,203	19,210
HickoryTech Corp	818	8,458
IDT Corp ‘B’	752	7,024
inContact Inc *	1,714	9,564
Iridium Communications Inc *	305	2,672
Leap Wireless International Inc *	748	6,530
Lumos Networks Corp	885	9,523
nTelos Holdings Corp	923	19,106
Shenandoah Telecommunications Co	1,430	15,944
SureWest Communications	45	1,015
Towerstream Corp *	2,574	12,226
Vonage Holdings Corp *	3,484	7,700

		363,445

Utilities - 0.1%

Atlantic Power Corp * (Canada)	560	7,750
Genie Energy Ltd ‘B’	653	6,315
Otter Tail Corp	130	2,821
South Jersey Industries Inc	349	17,464

		34,350

Total Common Stocks
(Cost $31,271,587)		36,685,699

EXCHANGE-TRADED FUND - 0.6%

iShares Russell 2000 Growth Index Fund	2,278	217,276

Total Exchange-Traded Fund
(Cost $215,611)		217,276

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $274,993; collateralized by U.S. Treasury Bills: 0.125% due 09/30/13 and value $284,288)	$274,993	274,993

Total Short-Term Investment
(Cost $274,993)		274,993

TOTAL INVESTMENTS - 99.4%
(Cost $31,762,191)		37,177,968

OTHER ASSETS & LIABILITIES, NET - 0.6%		205,935

NET ASSETS - 100.0%		$37,383,903

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2012, $57,600 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	As of March 31, 2012, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	Open futures contracts outstanding as of March 31, 2012 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 Mini (06/12)	6	$481,966	$14,654

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$36,685,699	$36,685,699	$-	$-
	Exchange-Traded Fund	217,276	217,276	-	-
	Short-Term Investment	274,993	-	274,993	-
	Derivatives:
	Equity Contracts
	Futures	14,654	14,654	-	-

	Total	$37,192,622	$36,917,629	$274,993	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.6%

Consumer Discretionary - 11.8%

1-800-FLOWERS.COM Inc ‘A’ *	1,696	$5,139
AH Belo Corp ‘A’	1,315	6,430
Ambassadors Group Inc	1,052	5,628
America’s Car-Mart Inc *	292	12,842
American Axle & Manufacturing Holdings Inc *	3,748	43,889
American Greetings Corp ‘A’	2,603	39,930
Archipelago Learning Inc *	402	4,470
Arctic Cat Inc *	876	37,519
Asbury Automotive Group Inc *	2,084	56,268
Ascent Capital Group Inc ‘A’ *	1,038	49,087
Barnes & Noble Inc *	2,110	27,957
Beazer Homes USA Inc *	5,497	17,865
bebe Stores Inc	2,798	25,826
Belo Corp ‘A’	4,682	33,570
Benihana Inc	1,055	13,768
Big 5 Sporting Goods Corp	1,582	12,403
Biglari Holdings Inc *	78	31,422
Black Diamond Inc *	1,370	12,686
Blyth Inc	385	28,810
Bob Evans Farms Inc	2,196	82,833
Boyd Gaming Corp *	3,927	30,788
Brown Shoe Co Inc	3,037	28,031
Build-A-Bear Workshop Inc *	1,092	5,733
Cabela’s Inc *	3,128	119,333
Caesars Entertainment Corp *	1,859	27,402
Callaway Golf Co	4,689	31,698
Cambium Learning Group Inc *	1,036	2,745
Caribou Coffee Co Inc *	514	9,581
Carter’s Inc *	477	23,740
Casual Male Retail Group Inc *	3,104	10,429
Cavco Industries Inc *	494	23,010
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	2,631	18,680
Charming Shoppes Inc *	8,393	49,519
Cherokee Inc	103	1,173
Christopher & Banks Corp	2,849	5,299
Churchill Downs Inc	666	37,229
Cinemark Holdings Inc	644	14,136
Citi Trends Inc *	1,093	12,526
Coldwater Creek Inc *	5,202	6,034
Collective Brands Inc *	4,452	87,526
Columbia Sportswear Co	263	12,479
Conn’s Inc *	945	14,506
Core-Mark Holding Co Inc	716	29,313
Corinthian Colleges Inc *	5,638	23,341
Cost Plus Inc *	493	8,825
Cracker Barrel Old Country Store Inc	104	5,803
Crown Media Holdings Inc ‘A’ *	1,905	3,029
CSS Industries Inc	587	11,423
Cumulus Media Inc ‘A’ *	2,171	7,577
Dana Holding Corp	601	9,315
Delta Apparel Inc *	450	7,393
Denny’s Corp *	1,910	7,716
Dial Global Inc *	375	874
Digital Generation Inc *	470	4,799
Domino’s Pizza Inc	2,602	94,453
Drew Industries Inc *	834	22,777
Einstein Noah Restaurant Group Inc	74	1,104
Entercom Communications Corp ‘A’ *	1,723	11,182
Entravision Communications Corp ‘A’	1,369	2,341
Ethan Allen Interiors Inc	1,137	28,789
Exide Technologies *	4,130	12,927
Fisher Communications Inc *	638	19,599
Francesca’s Holdings Corp *	485	15,331
Fred’s Inc ‘A’	2,688	39,272
Fuel Systems Solutions Inc *	1,182	30,921
Furniture Brands International Inc *	3,198	5,373
Gaylord Entertainment Co *	2,562	78,910
Genesco Inc *	1,541	110,413
Global Sources Ltd * (Bermuda)	73	450
Gray Television Inc *	3,464	6,547
Group 1 Automotive Inc	1,642	92,231
Harte-Hanks Inc	3,230	29,231
Haverty Furniture Cos Inc	1,358	15,074
Helen of Troy Ltd * (Bermuda)	2,257	76,761
hhgregg Inc *	1,144	13,019
Hot Topic Inc	3,090	31,363
Hovnanian Enterprises Inc ‘A’ *	4,734	11,598
Iconix Brand Group Inc *	5,234	90,967
International Speedway Corp ‘A’	2,131	59,135
Isle of Capri Casinos Inc *	1,408	9,940
Jack in the Box Inc *	3,023	72,461
JAKKS Pacific Inc	1,969	34,359
Johnson Outdoors Inc ‘A’ *	341	6,513
Journal Communications Inc ‘A’ *	3,122	17,577
K-Swiss Inc ‘A’ *	1,915	7,851
KB Home	5,569	49,564
Kenneth Cole Productions Inc ‘A’ *	342	5,506
Kirkland’s Inc *	1,166	18,866
Knology Inc *	164	2,985
La-Z-Boy Inc *	3,750	56,100
LeapFrog Enterprises Inc *	3,002	25,097
Life Time Fitness Inc *	284	14,362
Lifetime Brands Inc	712	8,003
LIN TV Corp ‘A’ *	1,964	7,954
Lincoln Educational Services Corp	1,676	13,257
Lithia Motors Inc ‘A’	1,574	41,239
Live Nation Entertainment Inc *	10,196	95,842
Liz Claiborne Inc *	6,471	86,453
Luby’s Inc *	1,411	8,565
M.D.C. Holdings Inc	2,721	70,175
M/I Homes Inc *	1,355	16,748
Mac-Gray Corp	877	13,269
Marcus Corp	1,478	18,549
Marine Products Corp	416	2,475
MarineMax Inc *	1,677	13,802
Martha Stewart Living Omnimedia Inc ‘A’	2,007	7,647
Matthews International Corp ‘A’	1,311	41,480
Mattress Firm Holding Corp *	227	8,603
Meredith Corp	2,637	85,597
Meritage Homes Corp *	2,018	54,607
Modine Manufacturing Co *	3,301	29,148
Monarch Casino & Resort Inc *	641	6,602
Morgans Hotel Group Co *	928	4,594
Motorcar Parts of America Inc *	834	8,023
Movado Group Inc	1,251	30,712
Multimedia Games Holding Co Inc *	1,940	21,262
New York & Co Inc *	1,877	7,001
Nexstar Broadcasting Group Inc ‘A’ *	602	5,003
O’Charleys Inc *	1,285	12,644
Office Depot Inc *	20,022	69,076
OfficeMax Inc *	6,189	35,401
Orbitz Worldwide Inc *	1,500	4,575
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	6,858	69,952
Outdoor Channel Holdings Inc	1,064	7,778
P.F. Chang’s China Bistro Inc	146	5,770
Pacific Sunwear of California Inc *	3,388	5,963
Penske Automotive Group Inc	3,211	79,087
Perry Ellis International Inc *	814	15,197
Pier 1 Imports Inc *	4,845	88,082
Pinnacle Entertainment Inc *	4,172	48,020
Quiksilver Inc *	9,293	37,544
Red Lion Hotels Corp *	1,017	8,350
Red Robin Gourmet Burgers Inc *	109	4,054
Regis Corp	4,184	77,111
Rent-A-Center Inc	4,238	159,984

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
RG Barry Corp	519	$6,332
Ruby Tuesday Inc *	4,713	43,030
Ruth’s Hospitality Group Inc *	2,130	16,167
Saga Communications Inc ‘A’ *	264	9,451
Saks Inc *	8,338	96,804
Scholastic Corp	1,921	67,773
School Specialty Inc *	1,103	3,905
Scientific Games Corp ‘A’ *	1,986	23,157
Sealy Corp *	3,484	7,038
Select Comfort Corp *	517	16,746
Shiloh Industries Inc	354	3,374
Shoe Carnival Inc *	666	21,459
Shuffle Master Inc *	749	13,182
Sinclair Broadcast Group Inc ‘A’	3,374	37,316
Skechers U.S.A. Inc ‘A’ *	2,697	34,306
Skullcandy Inc *	448	7,092
Skyline Corp	512	3,917
Smith & Wesson Holding Corp *	2,915	22,591
Sonic Automotive Inc ‘A’	2,900	51,939
Spartan Motors Inc	2,316	12,252
Speedway Motorsports Inc	873	16,308
Stage Stores Inc	2,263	36,751
Standard Motor Products Inc	1,371	24,322
Standard Pacific Corp *	7,653	34,132
Stein Mart Inc *	1,975	13,035
Steinway Musical Instruments Inc *	475	11,875
Stewart Enterprises Inc ‘A’	5,540	33,628
Summer Infant Inc *	1,078	6,468
Superior Industries International Inc	1,654	32,319
Systemax Inc *	736	12,409
Teavana Holdings Inc *	339	6,685
Texas Roadhouse Inc	342	5,691
The Bon-Ton Stores Inc	867	8,011
The Children’s Place *	1,778	91,869
The EW Scripps Co ‘A’ *	2,280	22,504
The Finish Line Inc ‘A’	2,607	55,321
The Jones Group Inc	5,829	73,212
The McClatchy Co ‘A’ *	4,012	11,595
The Men’s Wearhouse Inc	3,091	119,838
The New York Times Co ‘A’ *	9,869	67,010
The Pep Boys-Manny Moe & Jack	3,146	46,938
The Ryland Group Inc	3,211	61,908
The Talbots Inc *	5,098	15,447
The Warnaco Group Inc *	459	26,806
The Wet Seal Inc ‘A’ *	6,580	22,701
Town Sports International Holdings Inc *	828	10,458
Tuesday Morning Corp *	3,118	11,973
Unifi Inc *	981	9,476
Universal Electronics Inc *	688	13,746
Vail Resorts Inc	544	23,528
Valuevision Media Inc ‘A’ *	507	1,049
VOXX International Corp *	1,320	17,899
West Marine Inc *	1,071	12,831
Weyco Group Inc	511	12,111
World Wrestling Entertainment Inc ‘A’	283	2,510
Zale Corp *	2,399	7,413

		5,373,102

Consumer Staples - 2.8%

Alico Inc	161	3,721
Alliance One International Inc *	6,106	23,020
Arden Group Inc ‘A’	19	1,727
B&G Foods Inc	1,480	33,315
Cal-Maine Foods Inc	942	36,041
Central European Distribution Corp *	5,334	27,257
Central Garden & Pet Co ‘A’ *	3,103	29,882
Chiquita Brands International Inc *	3,270	28,743
Craft Brew Alliance Inc *	626	4,795
Dole Food Co Inc *	2,082	20,778
Elizabeth Arden Inc *	363	12,698
Farmer Bros. Co *	495	5,391
Fresh Del Monte Produce Inc (Cayman)	2,640	60,298
Griffin Land & Nurseries Inc	191	5,044
Harbinger Group Inc *	610	3,160
Imperial Sugar Co	909	4,263
Ingles Markets Inc ‘A’	944	16,652
MGP Ingredients Inc	950	5,111
Nash Finch Co	880	25,010
Nutraceutical International Corp *	683	9,944
Oil-Dri Corp of America	271	5,770
Omega Protein Corp *	1,225	9,322
Pilgrim’s Pride Corp *	4,411	32,906
Prestige Brands Holdings Inc *	3,632	63,487
Primo Water Corp *	427	833
Revlon Inc ‘A’ *	802	13,834
Rite Aid Corp *	39,199	68,206
Roundy’s Inc *	867	9,277
Ruddick Corp	1,662	66,646
Sanderson Farms Inc	1,593	84,477
Schiff Nutrition International Inc *	659	8,099
Seneca Foods Corp ‘A’ *	670	17,648
Smart Balance Inc *	2,271	15,011
Snyder’s-Lance Inc	3,401	87,916
Spartan Stores Inc	1,647	29,844
Spectrum Brands Holdings Inc *	284	9,929
Star Scientific Inc *	911	2,988
Susser Holdings Corp *	696	17,866
The Andersons Inc	1,341	65,293
The Chefs’ Warehouse Inc *	301	6,965
The Hain Celestial Group Inc *	1,958	85,780
The Pantry Inc *	1,545	20,100
Tootsie Roll Industries Inc	141	3,233
TreeHouse Foods Inc *	1,042	61,999
Universal Corp	1,666	77,636
Vector Group Ltd	1,056	18,712
Village Super Market Inc ‘A’	470	14,847
Weis Markets Inc	782	34,095

		1,289,569

Energy - 4.5%

Alon USA Energy Inc	234	2,118
Approach Resources Inc *	536	19,805
Bill Barrett Corp *	3,162	82,244
Bonanza Creek Energy Inc *	263	5,747
BPZ Resources Inc *	5,654	22,786
Bristow Group Inc	2,625	125,291
C&J Energy Services Inc *	397	7,063
Cal Dive International Inc *	2,587	8,537
CAMAC Energy Inc *	4,364	4,364
Ceres Inc *	182	2,910
Cloud Peak Energy Inc *	3,498	55,723
Comstock Resources Inc *	3,451	54,629
Crimson Exploration Inc *	1,633	6,777
Crosstex Energy Inc	352	4,977
Dawson Geophysical Co *	421	14,461
Delek US Holdings Inc	1,069	16,580
DHT Holdings Inc	4,962	4,764
Endeavour International Corp *	2,671	31,651
Energy Partners Ltd *	2,097	34,831
Exterran Holdings Inc *	4,617	60,898
Frontline Ltd (Bermuda)	3,718	28,591
Gastar Exploration Ltd * (Canada)	4,214	12,600
GeoResources Inc *	884	28,942
GMX Resources Inc *	3,400	4,318
Green Plains Renewable Energy Inc *	1,305	14,081
Gulf Island Fabrication Inc	890	26,050
Gulfmark Offshore Inc ‘A’ *	1,414	64,988
Harvest Natural Resources Inc *	2,454	17,374
Heckmann Corp *	3,715	16,012
Helix Energy Solutions Group Inc *	7,645	136,081

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Hercules Offshore Inc *	9,563	$45,233
Hornbeck Offshore Services Inc *	2,234	93,895
James River Coal Co *	2,593	13,276
Key Energy Services Inc *	956	14,770
KiOR Inc ‘A’ *	329	4,399
Knightsbridge Tankers Ltd (Bermuda)	1,608	23,123
L&L Energy Inc *	1,563	3,829
Matador Resources Co *	363	3,975
Matrix Service Co *	1,617	22,654
Miller Energy Resources Inc *	2,189	9,238
Mitcham Industries Inc *	392	8,804
Natural Gas Services Group Inc *	900	11,880
Newpark Resources Inc *	6,075	49,754
Nordic American Tankers Ltd (Bermuda)	3,889	61,757
Overseas Shipholding Group Inc	1,960	24,755
Parker Drilling Co *	8,410	50,208
Patriot Coal Corp *	433	2,702
Penn Virginia Corp	3,330	15,152
Petroleum Development Corp *	1,697	62,942
PetroQuest Energy Inc *	3,112	19,108
PHI Inc *	945	21,877
Pioneer Drilling Co *	958	8,430
Renewable Energy Group Inc *	228	2,362
REX American Resources Corp *	453	13,907
Rex Energy Corp *	453	4,838
Sanchez Energy Corp *	263	5,904
Scorpio Tankers Inc *	2,173	15,341
SemGroup Corp ‘A’ *	3,011	87,741
Ship Finance International Ltd (Bermuda)	3,284	50,245
Solazyme Inc *	233	3,409
Swift Energy Co *	3,065	88,977
Teekay Tankers Ltd ‘A’	3,857	23,412
Tesco Corp * (Canada)	399	5,662
TETRA Technologies Inc *	4,932	46,460
Triangle Petroleum Corp *	1,635	11,282
Union Drilling Inc *	1,080	6,005
Ur-Energy Inc * (Canada)	1,256	1,532
USEC Inc *	6,151	6,520
Vaalco Energy Inc *	3,271	30,911
Vantage Drilling Co * (Cayman)	12,558	20,093
Venoco Inc *	1,592	17,257
Voyager Oil & Gas Inc *	953	2,316
Warren Resources Inc *	4,255	13,871
Western Refining Inc	265	4,987
Westmoreland Coal Co *	546	6,099
Willbros Group Inc *	2,263	7,332
World Fuel Services Corp	2,220	91,020

		2,054,437

Financials - 36.3%

1st Source Corp	1,122	27,455
1st United Bancorp Inc *	2,023	12,239
Acadia Realty Trust REIT	2,420	54,547
Advance America Cash Advance Centers Inc	3,607	37,837
AG Mortgage Investment Trust Inc	666	13,147
Agree Realty Corp REIT	868	19,599
Alliance Financial Corp	371	11,245
Alterra Capital Holdings Ltd (Bermuda)	6,572	151,025
American Assets Trust Inc REIT	100	2,280
American Campus Communities Inc REIT	2,981	133,310
American Capital Mortgage Investment Corp	1,128	24,557
American Equity Investment Life Holding Co	4,258	54,375
American Safety Insurance Holdings Ltd * (Bermuda)	795	14,986
Ameris Bancorp *	1,727	22,693
AMERISAFE Inc *	1,363	33,721
Ames National Corp	626	14,899
AmTrust Financial Services Inc	1,548	41,610
Anworth Mortgage Asset Corp REIT	9,909	65,201
Apollo Commercial Real Estate Finance Inc REIT	1,528	23,913
Apollo Investment Corp	14,115	101,205
Apollo Residential Mortgage Inc	358	6,580
Argo Group International Holdings Ltd (Bermuda)	2,034	60,756
Arlington Asset Investment Corp ‘A’	571	12,676
ARMOUR Residential REIT Inc	12,802	86,414
Arrow Financial Corp	715	17,446
Artio Global Investors Inc	281	1,340
Ashford Hospitality Trust Inc REIT	3,732	33,625
Associated Estates Realty Corp REIT	2,837	46,357
Astoria Financial Corp	6,298	62,098
AV Homes Inc *	646	7,868
Baldwin & Lyons Inc ‘B’	608	13,607
BancFirst Corp	509	22,172
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	2,043	43,128
BancorpSouth Inc	6,869	92,525
Bank Mutual Corp	3,437	13,885
Bank of Kentucky Financial Corp	439	11,295
Bank of Marin Bancorp	394	14,976
Bank of the Ozarks Inc	1,765	55,174
BankFinancial Corp	1,557	10,307
Banner Corp	1,279	28,176
BBCN Bancorp Inc *	5,357	59,623
Beneficial Mutual Bancorp Inc *	2,410	21,063
Berkshire Hills Bancorp Inc	1,526	34,976
BioMed Realty Trust Inc REIT	11,113	210,925
BlackRock Kelso Capital Corp	4,905	48,167
BofI Holding Inc *	630	10,760
Boston Private Financial Holdings Inc	5,571	55,209
Bridge Bancorp Inc	372	7,801
Bridge Capital Holdings *	695	9,355
Brookline Bancorp Inc	4,953	46,410
Bryn Mawr Bank Corp	646	14,496
Calamos Asset Management Inc ‘A’	1,341	17,581
California First National Bancorp	201	3,083
Camden National Corp	572	20,106
Campus Crest Communities Inc REIT	2,235	26,060
Cape Bancorp Inc *	832	6,639
Capital Bank Corp *	1,053	2,359
Capital City Bank Group Inc	920	6,854
Capital Southwest Corp	205	19,383
CapLease Inc REIT	4,830	19,465
Capstead Mortgage Corp REIT	6,596	86,474
Cardinal Financial Corp	2,112	23,866
Cascade Bancorp *	434	2,465
Cash America International Inc	1,411	67,629
Cathay General Bancorp	5,681	100,554
CBL & Associates Properties Inc REIT	7,349	139,043
Cedar Realty Trust Inc REIT	4,051	20,741
Center Bancorp Inc	905	9,077
Centerstate Banks Inc	2,196	17,919
Central Pacific Financial Corp *	1,132	14,659
Century Bancorp Inc ‘A’	264	7,207
Charter Financial Corp	481	4,310
Chatham Lodging Trust REIT	1,015	12,880
Chemical Financial Corp	2,019	47,325
Chesapeake Lodging Trust REIT	2,338	42,014
CIFC Corp *	834	5,171
Citizens & Northern Corp	896	17,920
Citizens Inc *	2,698	26,656
City Holding Co	1,132	39,303
Clifton Savings Bancorp Inc	603	6,289
CNB Financial Corp	937	15,657
CNO Financial Group Inc *	15,945	124,052
CoBiz Financial Inc	2,544	17,986
Cogdell Spencer Inc REIT	2,468	10,464
Cohen & Steers Inc	223	7,114

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

Colonial Properties Trust REIT	6,321	$137,355
Colony Financial Inc REIT	2,377	38,935
Columbia Banking System Inc	2,861	65,174
Community Bank System Inc	2,844	81,850
Community Trust Bancorp Inc	1,038	33,289
Compass Diversified Holdings	2,937	43,438
Consolidated-Tomoka Land Co	309	9,193
Coresite Realty Corp REIT	1,452	34,253
Cousins Properties Inc REIT	6,561	49,732
Cowen Group Inc ‘A’ *	4,782	12,959
CreXus Investment Corp REIT	4,227	43,707
CubeSmart REIT	8,837	105,160
CVB Financial Corp	6,488	76,169
CYS Investments Inc REIT	8,120	106,291
DCT Industrial Trust Inc REIT	17,792	104,973
Delphi Financial Group Inc ‘A’	3,479	155,755
DiamondRock Hospitality Co REIT	12,103	124,540
Dime Community Bancshares Inc	2,245	32,799
Donegal Group Inc ‘A’	622	8,503
Doral Financial Corp *	9,072	13,971
DuPont Fabros Technology Inc REIT	2,630	64,304
Dynex Capital Inc REIT	3,870	36,959
Eagle Bancorp Inc *	1,230	20,590
EastGroup Properties Inc REIT	1,059	53,183
Edelman Financial Group Inc	1,418	9,373
Education Realty Trust Inc REIT	6,632	71,891
eHealth Inc *	1,575	25,688
EMC Insurance Group Inc	389	7,815
Employers Holdings Inc	1,127	19,959
Encore Bancshares Inc *	619	12,609
Enstar Group Ltd * (Bermuda)	502	49,693
Enterprise Bancorp Inc	447	7,349
Enterprise Financial Services Corp	993	11,658
Entertainment Properties Trust REIT	3,379	156,718
Equity Lifestyle Properties Inc REIT	726	50,631
Equity One Inc REIT	3,881	78,474
ESB Financial Corp	908	13,093
ESSA Bancorp Inc	821	8,046
Excel Trust Inc REIT	2,204	26,624
Extra Space Storage Inc REIT	4,122	118,672
F.N.B. Corp	9,890	119,471
FBL Financial Group Inc ‘A’	911	30,701
FBR & Co *	3,125	8,031
Federal Agricultural Mortgage Corp ‘C’	741	16,821
FelCor Lodging Trust Inc REIT *	4,401	15,844
Fidus Investment Corp	297	4,161
Fifth Street Finance Corp	5,991	58,472
Financial Institutions Inc	1,008	16,299
First American Financial Corp	7,653	127,269
First Bancorp NC	1,092	11,936
First Busey Corp	5,657	27,946
First Commonwealth Financial Corp	7,624	46,659
First Community Bancshares Inc	1,173	15,671
First Connecticut Bancorp Inc	1,330	17,543
First Defiance Financial Corp	697	11,751
First Financial Bancorp	4,233	73,231
First Financial Bankshares Inc	1,274	44,858
First Financial Corp	830	26,353
First Financial Holdings Inc	1,193	13,123
First Industrial Realty Trust Inc REIT *	6,221	76,829
First Interstate Bancsystem Inc	1,181	17,266
First Merchants Corp	1,864	23,002
First Midwest Bancorp Inc	5,392	64,596
First Pactrust Bancorp Inc	733	8,737
First Potomac Realty Trust REIT	3,623	43,802
FirstMerit Corp	7,923	133,582
Flagstar Bancorp Inc *	13,792	12,689
Flagstone Reinsurance Holdings SA (Luxembourg)	3,655	28,765
Flushing Financial Corp	2,283	30,729
Forestar Group Inc *	2,556	39,337
Fortegra Financial Corp *	521	4,356
Fox Chase Bancorp Inc	936	12,168
Franklin Financial Corp *	1,010	13,564
Franklin Street Properties Corp REIT	5,147	54,558
FX Alliance Inc *	312	4,892
FXCM Inc ‘A’	1,243	16,147
Gain Capital Holdings Inc	769	3,860
GAMCO Investors Inc ‘A’	180	8,930
German American Bancorp Inc	949	18,439
Getty Realty Corp REIT	1,045	16,281
GFI Group Inc	5,074	19,078
Glacier Bancorp Inc	5,224	78,047
Gladstone Capital Corp	1,542	12,506
Gladstone Commercial Corp REIT	483	8,312
Gladstone Investment Corp	1,552	11,749
Gleacher & Co Inc *	5,349	7,275
Glimcher Realty Trust REIT	1,248	12,755
Global Indemnity PLC * (Ireland)	952	18,554
Golub Capital BDC Inc	841	12,842
Government Properties Income Trust REIT	2,624	63,265
Great Southern Bancorp Inc	752	18,048
Greenlight Capital Re Ltd ‘A’ * (Cayman)	1,599	39,383
Hallmark Financial Services Inc *	578	4,560
Hancock Holding Co	5,532	196,441
Hanmi Financial Corp *	2,289	23,165
Harleysville Group Inc	896	51,699
Harris & Harris Group Inc *	2,135	8,860
Hatteras Financial Corp REIT	5,455	152,195
Healthcare Realty Trust Inc REIT	5,634	123,948
Heartland Financial USA Inc	979	16,976
Hercules Technology Growth Capital Inc	3,533	39,146
Heritage Commerce Corp *	1,523	9,793
Heritage Financial Corp	1,107	15,055
Hersha Hospitality Trust REIT	10,145	55,392
Highwoods Properties Inc REIT	1,177	39,218
Hilltop Holdings Inc *	2,971	24,927
Home BancShares Inc	1,644	43,747
Home Federal Bancorp Inc	1,120	11,346
Home Loan Servicing Solutions Ltd (Cayman)	366	5,102
Horace Mann Educators Corp	2,903	51,151
Hudson Pacific Properties Inc REIT	1,592	24,087
Hudson Valley Holding Corp	1,155	18,630
IBERIABANK Corp	2,150	114,961
ICG Group Inc *	2,456	21,981
Imperial Holdings Inc *	390	1,041
Independence Holding Co	582	5,797
Independent Bank Corp	1,567	45,020
Infinity Property & Casualty Corp	909	47,568
Inland Real Estate Corp REIT	5,594	49,619
International Bancshares Corp	3,838	81,174
INTL FCStone Inc *	939	19,813
Invesco Mortgage Capital Inc REIT	8,386	148,013
Investment Technology Group Inc *	2,823	33,763
Investors Bancorp Inc *	2,853	42,852
Investors Real Estate Trust REIT	4,963	38,165
iStar Financial Inc REIT *	5,860	42,485
JMP Group Inc	1,034	7,631
Kansas City Life Insurance Co	298	9,596
KBW Inc	2,368	43,808
Kearny Financial Corp	991	9,662
Kennedy-Wilson Holdings Inc	1,945	26,258
Kilroy Realty Corp REIT	2,501	116,572
Kite Realty Group Trust REIT	3,958	20,859
Knight Capital Group Inc ‘A’ *	7,226	92,999
Kohlberg Capital Corp	1,383	9,557
Lakeland Bancorp Inc	1,674	16,493
Lakeland Financial Corp	1,209	31,470
LaSalle Hotel Properties REIT	6,136	172,667
Lexington Realty Trust REIT	8,631	77,593

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

LTC Properties Inc REIT	1,828	$58,496
Maiden Holdings Ltd (Bermuda)	3,746	33,714
Main Street Capital Corp	1,649	40,615
MainSource Financial Group Inc	1,462	17,617
Manning & Napier Inc *	579	8,511
Marlin Business Services Corp	612	9,217
MB Financial Inc	3,938	82,659
MCG Capital Corp	5,595	23,779
Meadowbrook Insurance Group Inc	3,946	36,816
Medallion Financial Corp	1,233	13,760
Medical Properties Trust Inc REIT	9,773	90,693
Medley Capital Corp	799	9,005
Merchants Bancshares Inc	340	9,581
Meridian Interstate Bancorp Inc *	633	8,311
Metro Bancorp Inc *	1,031	12,052
MFA Financial Inc REIT	25,878	193,309
MGIC Investment Corp *	13,604	67,476
Midsouth Bancorp Inc	585	7,956
Mission West Properties Inc REIT	1,266	12,483
Monmouth Real Estate Investment Corp ‘A’ REIT	2,861	27,866
Montpelier Re Holdings Ltd (Bermuda)	4,573	88,350
MPG Office Trust Inc REIT *	3,410	7,979
MVC Capital Inc	1,716	22,531
National Bankshares Inc	540	16,254
National Financial Partners Corp *	2,963	44,860
National Health Investors Inc REIT	994	48,487
National Interstate Corp	534	13,660
National Penn Bancshares Inc	8,957	79,269
National Retail Properties Inc REIT	7,571	205,855
National Western Life Insurance Co ‘A’	154	21,078
NBT Bancorp Inc	2,526	55,774
Nelnet Inc ‘A’	1,906	49,384
New Mountain Finance Corp	526	7,227
Newcastle Investment Corp REIT	489	3,071
NewStar Financial Inc *	2,049	22,785
NGP Capital Resources Co	1,561	10,225
Nicholas Financial Inc (Canada)	788	10,394
Northfield Bancorp Inc	1,194	16,979
NorthStar Realty Finance Corp REIT	8,146	44,070
Northwest Bancshares Inc	7,086	89,992
OceanFirst Financial Corp	1,058	15,066
Ocwen Financial Corp *	7,021	109,738
Old National Bancorp	6,881	90,416
Omega Healthcare Investors Inc REIT	426	9,057
OmniAmerican Bancorp Inc *	801	15,507
One Liberty Properties Inc REIT	814	14,896
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	1,694	26,105
Oppenheimer Holdings Inc ‘A’	716	12,423
Oriental Financial Group Inc	2,977	36,022
Oritani Financial Corp	3,333	48,928
Orrstown Financial Services Inc	567	4,973
Pacific Capital Bancorp NA *	310	14,139
Pacific Continental Corp	1,361	12,821
PacWest Bancorp	2,197	53,387
Park National Corp	949	65,642
Park Sterling Corp *	2,398	11,510
Parkway Properties Inc REIT	1,551	16,254
Pebblebrook Hotel Trust REIT	3,677	83,027
PennantPark Investment Corp	3,959	41,174
Penns Woods Bancorp Inc	264	10,792
Pennsylvania REIT	4,000	61,080
PennyMac Mortgage Investment Trust REIT	1,915	35,753
Peoples Bancorp Inc	775	13,594
PHH Corp *	4,071	62,978
PICO Holdings Inc *	1,650	38,693
Pinnacle Financial Partners Inc *	2,465	45,233
Piper Jaffray Cos *	1,133	30,160
Platinum Underwriters Holdings Ltd (Bermuda)	2,589	94,499
Post Properties Inc REIT	3,820	179,005
Potlatch Corp REIT	1,357	42,528
Presidential Life Corp	1,514	17,305
Primerica Inc	2,135	53,823
PrivateBancorp Inc	4,338	65,807
ProAssurance Corp	2,213	194,987
Prospect Capital Corp	8,805	96,679
Prosperity Bancshares Inc	3,402	155,812
Provident Financial Services Inc	4,374	63,554
Provident New York Bancorp	2,790	23,603
PS Business Parks Inc REIT	1,081	70,849
Radian Group Inc	9,648	41,969
RAIT Financial Trust REIT	3,575	17,768
Ramco-Gershenson Properties Trust REIT	2,788	34,069
Redwood Trust Inc REIT	5,651	63,291
Renasant Corp	1,851	30,134
Republic Bancorp Inc ‘A’	721	17,246
Resource Capital Corp REIT	5,953	32,087
Retail Opportunity Investments Corp REIT	3,609	43,452
RLI Corp	1,313	94,063
RLJ Lodging Trust REIT	1,979	36,869
Rockville Financial Inc	2,152	25,071
Roma Financial Corp	580	5,678
S&T Bancorp Inc	2,057	44,616
S.Y. Bancorp Inc	782	18,142
Sabra Health Care REIT Inc	1,930	31,729
Safeguard Scientifics Inc *	1,458	25,078
Safety Insurance Group Inc	928	38,642
Sandy Spring Bancorp Inc	1,750	31,798
SCBT Financial Corp	1,026	33,560
SeaBright Holdings Inc	1,530	13,908
Seacoast Banking Corp of Florida *	5,276	9,286
Selective Insurance Group Inc	3,957	69,683
Sierra Bancorp	900	8,847
Simmons First National Corp ‘A’	1,283	33,140
Solar Capital Ltd	2,637	58,199
Solar Senior Capital Ltd	556	8,957
Southside Bancshares Inc	1,208	26,697
Southwest Bancorp Inc *	1,412	13,019
Sovran Self Storage Inc REIT	2,001	99,710
STAG Industrial Inc REIT	1,117	15,593
Starwood Property Trust Inc REIT	6,799	142,915
State Auto Financial Corp	1,006	14,698
State Bank Financial Corp *	2,299	40,255
StellarOne Corp	1,691	20,072
Sterling Bancorp	2,293	21,990
Sterling Financial Corp *	1,948	40,674
Stewart Information Services Corp	1,358	19,297
Stifel Financial Corp *	2,327	88,054
Strategic Hotels & Resorts Inc REIT *	9,373	61,674
Suffolk Bancorp *	774	10,054
Summit Hotel Properties Inc REIT	1,969	14,925
Sun Bancorp Inc *	3,003	10,601
Sun Communities Inc REIT	1,901	82,370
Sunstone Hotel Investors Inc REIT *	8,493	82,722
Susquehanna Bancshares Inc	13,259	130,997
SVB Financial Group *	2,412	155,188
SWS Group Inc	2,088	11,943
Symetra Financial Corp	4,836	55,759
Taylor Capital Group Inc *	749	10,748
Terreno Realty Corp REIT	979	14,009
Territorial Bancorp Inc	750	15,608
Texas Capital Bancshares Inc *	2,699	93,439
The Bancorp Inc *	2,136	21,445
The First Bancorp Inc	679	10,070
The First Marblehead Corp *	4,593	5,603
The First of Long Island Corp	584	15,476
The Navigators Group Inc *	792	37,414
The Phoenix Cos Inc *	8,352	20,462
THL Credit Inc	689	8,861

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
TICC Capital Corp	2,723	$26,522
Tompkins Financial Corp	597	23,916
Tower Group Inc	2,718	60,965
TowneBank	1,789	24,134
Triangle Capital Corp	1,956	38,631
TriCo Bancshares	1,046	18,221
TrustCo Bank Corp NY	6,510	37,172
Trustmark Corp	4,656	116,307
Two Harbors Investment Corp REIT	15,259	154,726
UMB Financial Corp	2,331	104,277
UMH Properties Inc REIT	922	10,105
Umpqua Holdings Corp	8,293	112,453
Union First Market Bankshares Corp	1,493	20,902
United Bankshares Inc	1,794	51,775
United Community Banks Inc *	2,878	28,061
United Financial Bancorp Inc	1,182	18,699
United Fire Group Inc	1,592	28,481
Universal Health Realty Income Trust REIT	376	14,901
Universal Insurance Holdings Inc	1,585	6,166
Univest Corp of Pennsylvania	1,261	21,160
Urstadt Biddle Properties Inc ‘A’ REIT	1,383	27,300
ViewPoint Financial Group	2,519	38,742
Virginia Commerce Bancorp Inc *	1,711	15,023
Virtus Investment Partners Inc *	27	2,316
Walter Investment Management Corp	1,846	41,627
Washington Banking Co	1,127	15,564
Washington REIT	3,565	105,881
Washington Trust Bancorp Inc	1,049	25,323
Webster Financial Corp	5,206	118,020
WesBanco Inc	1,701	34,258
West Bancorp Inc	1,140	11,389
West Coast Bancorp *	1,125	21,285
Westamerica Bancorp	1,162	55,776
Western Alliance Bancorp *	5,035	42,646
Westfield Financial Inc	1,446	11,438
Whitestone REIT ‘B’	558	7,276
Wilshire Bancorp Inc *	4,445	21,469
Winthrop Realty Trust REIT	2,100	24,339
Wintrust Financial Corp	2,533	90,656
WSFS Financial Corp	463	18,983

		16,578,520

Health Care - 4.7%

Accuray Inc *	631	4,455
Affymax Inc *	1,295	15,203
Affymetrix Inc *	5,011	21,397
Albany Molecular Research Inc *	1,434	3,872
Allos Therapeutics Inc *	1,071	1,585
Almost Family Inc *	587	15,268
Alphatec Holdings Inc *	3,959	9,383
AMAG Pharmaceuticals Inc *	1,371	21,840
Amedisys Inc *	2,116	30,597
AMN Healthcare Services Inc *	1,580	9,575
AmSurg Corp *	2,245	62,815
Anacor Pharmaceuticals Inc *	74	436
Analogic Corp	239	16,142
AngioDynamics Inc *	1,811	22,185
Arena Pharmaceuticals Inc *	11,166	34,280
Array BioPharma Inc *	3,253	11,093
Assisted Living Concepts Inc ‘A’	1,401	23,271
Astex Pharmaceuticals Inc *	3,561	6,623
AVANIR Pharmaceuticals Inc ‘A’ *	943	3,225
BG Medicine Inc *	101	709
Biolase Technology Inc *	1,639	4,442
BioMimetic Therapeutics Inc *	882	2,179
BioScrip Inc *	689	4,678
Cambrex Corp *	2,144	14,987
Cantel Medical Corp	1,430	35,879
Capital Senior Living Corp *	1,341	12,391
CardioNet Inc *	1,369	4,217
Cell Therapeutics Inc *	1,879	2,443
Celldex Therapeutics Inc *	3,483	17,728
Centene Corp *	1,368	66,991
Cerus Corp *	534	2,147
Chindex International Inc *	447	4,246
Clovis Oncology Inc *	194	4,937
Columbia Laboratories Inc *	618	439
CONMED Corp	2,043	61,024
Cornerstone Therapeutics Inc *	581	3,463
Cross Country Healthcare Inc *	2,011	10,075
CryoLife Inc *	1,841	9,702
Curis Inc *	1,528	7,365
Cynosure Inc ‘A’ *	705	12,591
Cytori Therapeutics Inc *	958	2,385
DURECT Corp *	339	271
Dyax Corp *	1,309	2,042
DynaVox Inc ‘A’ *	105	323
Enzo Biochem Inc *	2,498	6,720
Enzon Pharmaceuticals Inc *	2,462	16,840
Epocrates Inc *	54	463
eResearchTechnology Inc *	1,738	13,591
Exact Sciences Corp *	1,255	14,006
Exactech Inc *	191	3,027
Five Star Quality Care Inc *	2,945	10,042
Furiex Pharmaceuticals Inc *	709	16,754
Gentiva Health Services Inc *	2,196	19,193
Geron Corp *	7,240	12,236
Greatbatch Inc *	1,683	41,267
Greenway Medical Technologies *	201	3,071
Hanger Orthopedic Group Inc *	1,143	24,986
Harvard Bioscience Inc *	1,537	6,025
HealthSouth Corp *	6,837	140,022
Healthways Inc *	2,429	17,877
Hi-Tech Pharmacal Co Inc *	523	18,791
ICU Medical Inc *	651	32,003
Idenix Pharmaceuticals Inc *	3,099	30,339
ImmunoGen Inc *	1,515	21,801
Impax Laboratories Inc *	420	10,324
Insmed Inc *	1,754	6,367
InterMune Inc *	2,068	30,338
Invacare Corp	1,954	32,378
IRIS International Inc *	374	5,053
Kindred Healthcare Inc *	3,743	32,339
KV Pharmaceutical Co ‘A’ *	1,161	1,533
Lannett Co Inc *	798	3,328
Lexicon Pharmaceuticals Inc *	8,661	16,109
LHC Group Inc *	1,074	19,901
Magellan Health Services Inc *	2,050	100,060
Maxygen Inc *	1,978	11,354
MedAssets Inc *	621	8,172
Medical Action Industries Inc *	666	3,810
Medicis Pharmaceutical Corp ‘A’	799	30,034
Metabolix Inc *	790	2,236
Molina Healthcare Inc *	800	26,904
National Healthcare Corp	736	33,532
Natus Medical Inc *	1,014	12,097
Nektar Therapeutics *	3,048	24,140
Neostem Inc *	775	293
Neurocrine Biosciences Inc *	1,194	9,516
Novavax Inc *	2,341	2,950
Nymox Pharmaceutical Corp * (Canada)	207	1,664
Omnicell Inc *	1,252	19,043
Oncothyreon Inc *	816	3,558
Owens & Minor Inc	870	26,457
Pacific Biosciences of California Inc *	1,999	6,837
Palomar Medical Technologies Inc *	1,380	12,889
Par Pharmaceutical Cos Inc *	817	31,642
PAREXEL International Corp *	411	11,085
PDL BioPharma Inc	1,737	11,030
PharMerica Corp *	2,112	26,252

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Progenics Pharmaceuticals Inc *	552	$5,465
Rigel Pharmaceuticals Inc *	1,200	9,660
RTI Biologics Inc *	3,814	14,112
Savient Pharmaceuticals Inc *	1,542	3,362
Select Medical Holdings Corp *	2,455	18,879
Sequenom Inc *	2,582	10,509
Skilled Healthcare Group Inc ‘A’ *	1,266	9,698
Solta Medical Inc *	4,380	13,271
Staar Surgical Co *	356	3,855
Sun Healthcare Group Inc *	1,839	12,579
Sunrise Senior Living Inc *	1,011	6,390
SurModics Inc *	1,110	17,061
Symmetry Medical Inc *	2,003	14,161
The Medicines Co *	1,683	33,778
The Providence Service Corp *	746	11,570
Theravance Inc *	813	15,853
Transcept Pharmaceuticals Inc *	73	768
Triple-S Management Corp ‘B’ *	1,420	32,802
Universal American Corp	2,312	24,923
Uroplasty Inc *	131	394
Vanda Pharmaceuticals Inc *	99	474
Vanguard Health Systems Inc *	1,393	13,735
Vical Inc *	636	2,162
ViroPharma Inc *	5,086	152,936
West Pharmaceutical Services Inc	1,098	46,698
Wright Medical Group Inc *	2,819	54,463
XenoPort Inc *	526	2,367
Young Innovations Inc	252	7,792
Zalicus Inc *	2,543	3,052
Zeltiq Aesthetics Inc *	160	987

		2,166,934

Industrials - 14.4%

A.O. Smith Corp	2,746	123,433
A123 Systems Inc *	5,170	5,790
AAR Corp	2,122	38,726
ABM Industries Inc	2,781	67,578
ACCO Brands Corp *	3,967	49,230
Accuride Corp *	2,572	22,351
Aceto Corp	1,937	18,382
Actuant Corp ‘A’	4,160	120,598
Aegion Corp *	2,849	50,798
Air Transport Services Group Inc *	3,892	22,535
Aircastle Ltd (Bermuda)	3,548	43,428
Alamo Group Inc	445	13,377
Alaska Air Group Inc *	4,904	175,661
Albany International Corp ‘A’	1,588	36,445
AMERCO	622	65,627
American Railcar Industries Inc *	719	16,904
American Reprographics Co *	2,257	12,165
American Superconductor Corp *	3,261	13,435
American Woodmark Corp	681	12,258
Ampco-Pittsburgh Corp	565	11,373
Apogee Enterprises Inc	2,042	26,444
Argan Inc	481	7,715
Arkansas Best Corp	1,843	34,667
Astec Industries Inc *	1,432	52,239
AT Cross Co ‘A’ *	45	542
Atlas Air Worldwide Holdings Inc *	1,897	93,351
Baltic Trading Ltd	1,282	5,320
Barnes Group Inc	3,919	103,109
Barrett Business Services Inc	563	11,164
Belden Inc	482	18,273
Brady Corp ‘A’	3,140	101,579
Briggs & Stratton Corp	3,650	65,444
Broadwind Energy Inc *	7,177	3,374
Builders FirstSource Inc *	3,271	13,836
CAI International Inc *	55	1,000
Cascade Corp	623	31,225
Casella Waste Systems Inc ‘A’ *	238	1,483
CBIZ Inc *	2,883	18,221
CDI Corp	813	14,577
Celadon Group Inc	566	8,801
Cenveo Inc *	1,722	5,820
Ceradyne Inc	1,787	58,185
CIRCOR International Inc	462	15,371
CLARCOR Inc	191	9,376
Colfax Corp *	197	6,942
Columbus McKinnon Corp *	286	4,659
Comfort Systems USA Inc	2,750	30,002
Compx International Inc	68	946
Courier Corp	774	8,978
Covenant Transportation Group Inc ‘A’ *	511	1,635
CRA International Inc *	658	16,595
Cubic Corp	635	30,023
Curtiss-Wright Corp	3,332	123,317
Douglas Dynamics Inc	647	8,896
Ducommun Inc *	740	8,806
Dycom Industries Inc *	2,118	49,476
Eagle Bulk Shipping Inc *	4,429	8,592
EMCOR Group Inc	4,830	133,888
Encore Wire Corp	1,342	39,898
Energy Recovery Inc *	3,413	7,850
EnergySolutions Inc *	4,562	22,354
EnerNOC Inc *	1,239	8,921
EnerSys *	2,432	84,269
Ennis Inc	1,877	29,694
EnPro Industries Inc *	850	34,935
ESCO Technologies Inc	1,426	52,434
Essex Rental Corp *	1,081	4,129
Esterline Technologies Corp *	2,192	156,640
Excel Maritime Carriers Ltd * (Liberia)	3,208	6,416
Federal Signal Corp *	4,090	22,740
Flow International Corp *	413	1,660
Franklin Covey Co *	959	9,024
Franklin Electric Co Inc	115	5,643
FreightCar America Inc	890	20,016
FTI Consulting Inc *	3,050	114,436
Fuel Tech Inc *	164	895
G&K Services Inc ‘A’	1,354	46,307
Genco Shipping & Trading Ltd *	2,592	16,485
GenCorp Inc *	1,104	7,838
Generac Holdings Inc *	1,124	27,594
GeoEye Inc *	1,509	36,322
Gibraltar Industries Inc *	2,192	33,209
Global Power Equipment Group Inc *	565	15,650
GP Strategies Corp *	765	13,388
Granite Construction Inc	2,801	80,501
Great Lakes Dredge & Dock Co	4,243	30,634
Griffon Corp	3,430	36,701
H&E Equipment Services Inc *	1,104	20,888
Hawaiian Holdings Inc *	3,691	19,304
Heidrick & Struggles International Inc	1,184	26,084
Hexcel Corp *	1,073	25,763
Hill International Inc *	1,871	7,353
Hudson Highland Group Inc *	2,332	12,546
Hurco Cos Inc *	463	13,080
Huron Consulting Group Inc *	105	3,944
ICF International Inc *	930	23,594
Insteel Industries Inc	1,210	14,702
Interline Brands Inc *	2,078	44,906
International Shipholding Corp	421	9,721
JetBlue Airways Corp *	17,840	87,238
John Bean Technologies Corp	138	2,236
Kadant Inc *	628	14,959
Kaman Corp	839	28,484
Kaydon Corp	2,371	60,484
Kelly Services Inc ‘A’	1,921	30,717
Kforce Inc *	225	3,353
Kimball International Inc ‘B’	2,308	15,948

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Korn/Ferry International *	3,203	$53,650
Kratos Defense & Security Solutions Inc *	2,312	12,346
Lawson Products Inc	269	4,065
Layne Christensen Co *	1,423	31,662
LB Foster Co ‘A’	649	18,503
LMI Aerospace Inc *	323	5,879
LSI Industries Inc	1,422	10,423
Lydall Inc *	1,236	12,595
Marten Transport Ltd	945	20,856
McGrath RentCorp	1,025	32,913
Meritor Inc *	2,137	17,246
Met-Pro Corp	1,065	11,246
Metalico Inc *	1,233	5,265
Michael Baker Corp *	611	14,572
Miller Industries Inc	771	13,045
Mobile Mini Inc *	1,958	41,353
Moog Inc ‘A’ *	2,951	126,568
Mueller Industries Inc	2,365	107,489
Mueller Water Products Inc ‘A’	11,207	37,319
Multi-Color Corp	772	17,378
MYR Group Inc *	79	1,411
NACCO Industries Inc ‘A’	418	48,643
Navigant Consulting Inc *	3,738	51,996
NCI Building Systems Inc *	1,423	16,379
NL Industries Inc	39	581
Northwest Pipe Co *	676	14,358
Odyssey Marine Exploration Inc *	3,859	11,963
On Assignment Inc *	2,381	41,596
Orbital Sciences Corp *	2,417	31,784
Orion Marine Group Inc *	1,936	13,997
Pacer International Inc *	2,299	14,530
Patriot Transportation Holding Inc *	453	10,550
Pendrell Corp *	4,022	10,497
Pike Electric Corp *	1,151	9,473
Powell Industries Inc *	639	21,886
PowerSecure International Inc *	1,127	6,830
Preformed Line Products Co	162	10,611
Primoris Services Corp	229	3,678
Proto Labs Inc *	80	2,727
Quad/Graphics Inc	1,655	23,004
Quality Distribution Inc *	842	11,603
Quanex Building Products Corp	2,741	48,324
RailAmerica Inc *	1,580	33,907
RBC Bearings Inc *	329	15,177
Republic Airways Holdings Inc *	3,498	17,280
Resources Connection Inc	3,138	44,089
Roadrunner Transportation Systems Inc *	631	10,948
Robbins & Myers Inc	2,846	148,134
RSC Holdings Inc *	4,880	110,239
Rush Enterprises Inc ‘A’ *	2,333	49,506
Saia Inc *	1,153	19,613
Schawk Inc	859	10,746
Seaboard Corp *	22	42,922
SeaCube Container Leasing Ltd (Bermuda)	808	13,898
Simpson Manufacturing Co Inc	3,005	96,911
SkyWest Inc	3,862	42,675
Spirit Airlines Inc *	1,138	22,840
Standex International Corp	731	30,110
Steelcase Inc ‘A’	5,116	49,114
Sterling Construction Co Inc *	1,175	11,456
Swift Transportation Co *	4,052	46,760
SYKES Enterprises Inc *	2,552	40,322
Tecumseh Products Co ‘A’ *	1,290	5,186
Teledyne Technologies Inc *	1,899	119,732
Tetra Tech Inc *	3,613	95,239
The Brink’s Co	453	10,813
The Dolan Co *	2,180	19,860
The Geo Group Inc *	4,415	83,929
The Greenbrier Cos Inc *	1,436	28,418
The Keyw Holding Corp *	1,268	9,827
Titan Machinery Inc *	745	21,009
TMS International Corp ‘A’ *	553	6,691
Triumph Group Inc	2,391	149,820
TrueBlue Inc *	1,002	17,916
Tutor Perini Corp *	2,249	35,039
Ultrapetrol Bahamas Ltd * (Bahamas)	1,383	2,766
UniFirst Corp	1,025	63,089
United Rentals Inc *	3,178	136,304
United Stationers Inc	1,083	33,605
UniTek Global Services Inc *	734	2,474
Universal Forest Products Inc	1,406	48,479
Universal Truckload Services Inc	420	6,325
US Airways Group Inc *	11,704	88,833
US Ecology Inc	67	1,457
USG Corp *	1,497	25,748
Valence Technology Inc *	2,565	2,073
Viad Corp	1,285	24,968
VSE Corp	305	7,567
Watts Water Technologies Inc ‘A’	1,964	80,033
Werner Enterprises Inc	2,733	67,942
Wesco Aircraft Holdings Inc *	923	14,953
Zipcar Inc *	159	2,355

		6,555,743

Information Technology - 10.4%

Accelrys Inc *	4,027	32,135
ACI Worldwide Inc *	361	14,537
Actuate Corp *	223	1,400
Acxiom Corp *	5,861	86,039
Advanced Energy Industries Inc *	2,897	38,009
Agilysys Inc *	1,228	11,040
Alpha & Omega Semiconductor Ltd * (Bermuda)	1,085	10,438
Amkor Technology Inc *	6,488	39,869
Amtech Systems Inc *	61	508
ANADIGICS Inc *	5,020	11,897
Anaren Inc *	972	17,836
Angie’s List Inc *	295	5,573
Anixter International Inc *	1,018	73,836
Applied Micro Circuits Corp *	752	5,219
ARRIS Group Inc *	8,307	93,869
ATMI Inc *	2,165	50,444
AVG Technologies NV * (Netherlands)	154	2,302
Aviat Networks Inc *	4,429	12,490
Avid Technology Inc *	2,146	23,606
Axcelis Technologies Inc *	7,677	13,204
AXT Inc *	1,322	8,395
Badger Meter Inc	191	6,492
Bankrate Inc *	436	10,791
Bazaarvoice Inc *	209	4,153
Bel Fuse Inc ‘B’	766	13,535
Benchmark Electronics Inc *	4,381	72,243
Black Box Corp	1,300	33,163
Brightcove Inc *	110	2,728
Brightpoint Inc *	2,818	22,685
Brooks Automation Inc	4,777	58,900
Cabot Microelectronics Corp	1,305	50,738
CACI International Inc ‘A’ *	1,783	111,063
Carbonite Inc *	154	1,696
Checkpoint Systems Inc *	2,899	32,701
CIBER Inc *	4,637	19,661
Cognex Corp	551	23,340
Coherent Inc *	486	28,348
Cohu Inc	1,750	19,897
Communications Systems Inc	498	6,539
Computer Task Group Inc *	333	5,102
Comtech Telecommunications Corp	1,387	45,188
Convergys Corp *	7,617	101,687
Cray Inc *	2,618	19,164
CSG Systems International Inc *	1,307	19,788

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

CTS Corp	2,473	$26,016
Cymer Inc *	1,664	83,200
Daktronics Inc	2,076	18,456
DDi Corp	706	8,613
DealerTrack Holdings Inc *	412	12,467
Digi International Inc *	1,543	16,958
Digital River Inc *	2,350	43,968
Dot Hill Systems Corp *	3,222	4,865
DSP Group Inc *	1,186	7,899
Dynamics Research Corp *	657	6,333
Earthlink Inc	7,961	63,608
Ebix Inc	673	15,587
Electro Rent Corp	811	14,931
Electro Scientific Industries Inc	1,477	22,170
Electronics for Imaging Inc *	3,139	52,170
Emcore Corp *	1,573	7,503
Emulex Corp *	6,342	65,830
Entegris Inc *	6,548	61,158
EPIQ Systems Inc	2,133	25,809
ePlus Inc *	246	7,865
Euronet Worldwide Inc *	3,700	77,293
Exar Corp *	2,318	19,471
Extreme Networks Inc *	4,782	18,315
Fair Isaac Corp	1,080	47,412
FEI Co *	216	10,608
FormFactor Inc *	3,702	20,657
FSI International Inc *	2,755	13,472
Gerber Scientific Inc Escrow Shares * + Δ	1,382	14
Global Cash Access Holdings Inc *	1,332	10,390
Globecomm Systems Inc *	479	6,936
GSI Group Inc * (Canada)	1,855	22,371
GSI Technology Inc *	1,540	6,530
Guidewire Software Inc *	170	5,233
Harmonic Inc *	6,527	35,703
Identive Group Inc *	2,942	6,149
Imation Corp *	2,213	13,698
Immersion Corp *	219	1,196
Imperva Inc *	88	3,445
Infinera Corp *	7,070	57,408
InfoSpace Inc *	2,467	31,602
Insight Enterprises Inc *	3,159	69,277
Integrated Device Technology Inc *	3,882	27,756
Integrated Silicon Solution Inc *	1,935	21,595
Intermec Inc *	4,299	33,231
Intermolecular Inc *	245	1,521
Internap Network Services Corp *	572	4,198
Intevac Inc *	1,651	14,034
InvenSense Inc *	321	5,810
IXYS Corp *	629	8,303
JDA Software Group Inc *	2,489	68,398
Jive Software Inc *	297	8,067
Kemet Corp *	3,008	28,155
KIT Digital Inc *	2,793	20,110
Kopin Corp *	3,030	12,332
Kulicke & Soffa Industries Inc *	5,191	64,524
KVH Industries Inc *	1,002	10,521
Lattice Semiconductor Corp *	5,903	37,956
Limelight Networks Inc *	677	2,227
Littelfuse Inc	192	12,038
Loral Space & Communications Inc *	723	57,551
LTX-Credence Corp *	1,653	11,885
ManTech International Corp ‘A’	1,697	58,479
Marchex Inc ‘B’	968	4,317
Mentor Graphics Corp *	3,867	57,464
Mercury Computer Systems Inc *	2,175	28,819
Methode Electronics Inc	2,663	24,713
Mindspeed Technologies Inc *	1,131	7,204
MIPS Technologies Inc *	1,178	6,408
MKS Instruments Inc	3,769	111,299
ModusLink Global Solutions Inc *	3,156	17,042
MoneyGram International Inc *	101	1,818
Monolithic Power Systems Inc *	518	10,189
Motricity Inc *	280	308
Multi-Fineline Electronix Inc *	548	15,043
Nanometrics Inc *	1,450	26,839
NCI Inc ‘A’ *	444	2,837
NeoPhotonics Corp *	319	1,509
Newport Corp *	1,844	32,676
Novatel Wireless Inc *	2,059	6,898
Oclaro Inc *	3,682	14,507
OmniVision Technologies Inc *	857	17,140
Openwave Systems Inc *	3,936	8,935
Oplink Communications Inc *	858	14,672
Opnext Inc *	3,087	4,785
OSI Systems Inc *	316	19,371
Park Electrochemical Corp	1,507	45,557
PC Connection Inc	681	5,598
PDF Solutions Inc *	104	877
Perficient Inc *	524	6,293
Pericom Semiconductor Corp *	1,615	13,065
Photronics Inc *	4,240	28,196
Plantronics Inc	2,295	92,397
Plexus Corp *	245	8,573
PLX Technology Inc *	3,255	13,085
Power-One Inc *	358	1,629
Progress Software Corp *	1,837	43,390
Quantum Corp *	16,229	42,520
Quest Software Inc *	2,851	66,343
QuinStreet Inc *	1,750	18,357
RadiSys Corp *	1,410	10,434
RealNetworks Inc	1,733	17,226
RF Micro Devices Inc *	17,864	88,963
Richardson Electronics Ltd	1,042	12,483
Rimage Corp	716	7,167
Rofin-Sinar Technologies Inc *	1,086	28,638
Rogers Corp *	760	29,450
Rosetta Stone Inc *	827	8,535
Rudolph Technologies Inc *	2,277	25,297
Sanmina-SCI Corp *	5,794	66,341
ScanSource Inc *	1,668	62,250
SeaChange International Inc *	1,007	7,834
Sigma Designs Inc *	2,336	12,100
Silicon Image Inc *	1,212	7,127
Smith Micro Software Inc *	2,721	6,340
Sonus Networks Inc *	14,284	41,424
Spansion Inc ‘A’ *	3,639	44,323
SS&C Technologies Holdings Inc *	1,828	42,647
Standard Microsystems Corp *	1,667	43,125
STR Holdings Inc *	2,132	10,319
Stream Global Services Inc *	603	1,984
Supertex Inc *	733	13,245
support.com Inc *	1,427	4,495
Sycamore Networks Inc *	1,479	26,237
Symmetricom Inc *	3,107	17,927
SYNNEX Corp *	1,815	69,224
Tangoe Inc *	202	3,800
TechTarget Inc *	274	1,899
TeleCommunication Systems Inc ‘A’ *	1,890	5,254
TeleNav Inc *	60	421
Tessera Technologies Inc *	3,703	63,877
The Hackett Group Inc *	769	4,591
THQ Inc *	4,675	2,618
TTM Technologies Inc *	2,843	32,666
Ubiquiti Networks Inc *	502	15,878
Unisys Corp *	1,810	35,693
United Online Inc	6,414	31,364
Veeco Instruments Inc *	892	25,511
ViaSat Inc *	1,637	78,920
Viasystems Group Inc *	173	3,284
Vishay Precision Group Inc *	901	13,362

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Westell Technologies Inc ‘A’ *	3,757	$8,754
X-Rite Inc *	1,893	8,594
XO Group Inc *	879	8,254
Xyratex Ltd (Bermuda)	2,046	32,552
Zillow Inc *	224	7,972
Zygo Corp *	966	18,905

		4,743,502

Materials - 4.9%

A. Schulman Inc	2,115	57,147
A.M. Castle & Co *	1,206	15,256
American Vanguard Corp	1,352	29,325
Boise Inc	6,229	51,140
Buckeye Technologies Inc	2,872	97,562
Calgon Carbon Corp *	847	13,222
Century Aluminum Co *	3,719	33,025
Chase Corp	472	7,434
Chemtura Corp *	2,681	45,523
Clearwater Paper Corp *	1,655	54,963
Coeur d’Alene Mines Corp *	6,059	143,841
Eagle Materials Inc	616	21,406
Ferro Corp *	6,232	37,018
FutureFuel Corp	869	9,542
Georgia Gulf Corp *	2,450	85,456
Golden Minerals Co *	152	1,281
Golden Star Resources Ltd (XASE) * (Canada)	18,721	34,821
Graphic Packaging Holding Co *	1,369	7,557
H.B. Fuller Co	3,326	109,193
Handy & Harman Ltd *	335	4,837
Haynes International Inc	199	12,607
Headwaters Inc *	4,397	18,379
Horsehead Holding Corp *	2,993	34,090
Innospec Inc *	183	5,560
Jaguar Mining Inc * (Canada)	6,125	28,604
Kaiser Aluminum Corp	671	31,711
KapStone Paper and Packaging Corp *	2,804	55,239
KMG Chemicals Inc	68	1,227
Kraton Performance Polymers Inc *	296	7,865
Landec Corp *	1,911	12,479
Louisiana-Pacific Corp *	9,526	89,068
Materion Corp *	1,360	39,073
Minerals Technologies Inc	1,322	86,472
Myers Industries Inc	1,999	29,485
Neenah Paper Inc	545	16,208
Olin Corp	2,289	49,786
Olympic Steel Inc	660	15,840
OM Group Inc *	2,238	61,567
PH Glatfelter Co	3,132	49,423
PolyOne Corp	1,838	26,467
Quaker Chemical Corp	232	9,152
Revett Minerals Inc * (Canada)	832	3,478
RTI International Metals Inc *	1,896	43,722
Schweitzer-Mauduit International Inc	1,161	80,179
Sensient Technologies Corp	3,623	137,674
Spartech Corp *	2,222	10,843
Stepan Co	584	51,275
SunCoke Energy Inc *	2,653	37,699
Texas Industries Inc	1,646	57,626
Thompson Creek Metals Co Inc * (Canada)	11,026	74,536
TPC Group Inc *	338	14,943
Tredegar Corp	1,725	33,793
U.S. Energy Corp *	1,694	5,353
U.S. Silica Holdings Inc *	349	7,308
United States Lime & Minerals Inc *	155	9,283
Universal Stainless & Alloy Products Inc *	516	22,044
Verso Paper Corp *	1,034	1,944
Vista Gold Corp * (Canada)	4,359	13,687
Wausau Paper Corp	3,534	33,149
Worthington Industries Inc	1,469	28,175
Zoltek Cos Inc *	2,006	22,708

		2,229,270

Telecommunication Services - 0.6%

Alaska Communications Systems Group Inc	2,674	8,236
Atlantic Tele-Network Inc	520	18,907
Boingo Wireless Inc *	121	1,464
Cincinnati Bell Inc *	10,167	40,871
Consolidated Communications Holdings Inc	356	6,988
Fairpoint Communications Inc *	1,456	5,475
Globalstar Inc *	7,160	5,012
IDT Corp ‘B’	144	1,345
inContact Inc *	236	1,317
Iridium Communications Inc *	2,811	24,624
Leap Wireless International Inc *	3,503	30,581
Neutral Tandem Inc *	2,266	27,623
ORBCOMM Inc *	2,523	9,714
Premiere Global Services Inc *	3,757	33,963
SureWest Communications	970	21,873
USA Mobility Inc	1,644	22,901
Vonage Holdings Corp *	5,803	12,825

		273,719

Utilities - 6.2%

ALLETE Inc	2,442	101,318
American States Water Co	1,339	48,391
Artesian Resources Corp ‘A’	424	7,967
Atlantic Power Corp * (Canada)	7,508	103,911
Avista Corp	4,187	107,103
Black Hills Corp	3,199	107,262
Cadiz Inc *	871	8,013
California Water Service Group	3,054	55,613
Central Vermont Public Service Corp	932	32,806
CH Energy Group Inc	1,105	73,737
Chesapeake Utilities Corp	649	26,687
Cleco Corp	4,412	174,936
Connecticut Water Service Inc	565	15,984
Consolidated Water Co Ltd (Cayman)	1,146	9,065
Dynegy Inc *	7,715	4,320
El Paso Electric Co	3,047	98,997
Genie Energy Ltd ‘B’	80	774
IDACORP Inc	3,592	147,703
MGE Energy Inc	1,632	72,444
Middlesex Water Co	1,080	20,401
New Jersey Resources Corp	3,010	134,156
Northwest Natural Gas Co	1,909	86,669
NorthWestern Corp	2,649	93,933
Ormat Technologies Inc	1,291	26,014
Otter Tail Corp	2,488	53,990
Piedmont Natural Gas Co Inc	5,238	162,745
PNM Resources Inc	5,759	105,390
Portland General Electric Co	5,462	136,441
SJW Corp	1,059	25,543
South Jersey Industries Inc	1,784	89,271
Southwest Gas Corp	3,335	142,538
The Empire District Electric Co	3,045	61,966
The Laclede Group Inc	1,597	62,315
UIL Holdings Corp	3,679	127,882
Unisource Energy Corp	2,666	97,496
Unitil Corp	735	19,720
WGL Holdings Inc	3,731	151,852
York Water Co	846	14,636

		2,809,989

Total Common Stocks
(Cost $39,829,178)		44,074,785

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

EXCHANGE-TRADED FUND - 0.6%

iShares Russell 2000 Value Index Fund	3,339	$243,647

Total Exchange-Traded Fund
(Cost $244,126)		243,647

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.6%

Repurchase Agreement - 4.6%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $2,102,235; collateralized by U.S. Treasury Notes 0.750% due 08/15/13 and value $2,145,660)	$2,102,233	2,102,233

Total Short-Term Investment
(Cost $2,102,233)		2,102,233

TOTAL INVESTMENTS - 101.8%
(Cost $42,175,537)		46,420,665

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(803,601)

NET ASSETS - 100.0%		$45,617,064

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a total aggregate value of $14 or less than 0.1% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee and then subsequently approved by the Board.

(c)	As of March 31, 2012, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of March 31, 2012, $156,880 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of March 31, 2012 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 Mini (06/12)	13	$1,043,147	$32,863

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$5,373,102	$5,373,102	$-	$-
	Consumer Staples	1,289,569	1,289,569	-	-
	Energy	2,054,437	2,054,437	-	-
	Financials	16,578,520	16,578,520	-	-
	Health Care	2,166,934	2,166,934	-	-
	Industrials	6,555,743	6,555,743	-	-
	Information Technology	4,743,502	4,743,488	-	14
	Materials	2,229,270	2,229,270	-	-
	Telecommunication Services	273,719	273,719	-	-
	Utilities	2,809,989	2,809,989	-	-

		44,074,785	44,074,771	-	14
	Exchange-Traded Fund	243,647	243,647	-	-
	Short-Term Investment	2,102,233	-	2,102,233	-
	Derivatives:
	Equity Contracts
	Futures	32,863	32,863	-	-

	Total	$46,453,528	$44,351,281	$2,102,233	$14

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 1D in Supplemental Notes to Schedule of Investments) for the period ended March 31, 2012:

Common
Stocks
Value, Beginning of Period	$14
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Transfers In	-
Transfers Out	-

Value, End of Period	$14

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

Additional required information about certain Level 3 fair value measurements of the portfolio as of March 31, 2012 were as follows:

	Value at	Valuation	Unobservable	Range
	3/31/2012	Technique	Input	(Weighted Average)
Common Stocks	$14	Value determined by a Board Approved Valuation Committee (See Note 1C in Supplemental Notes to Investments)	Difference between last traded price and merger transaction value	NA (one security)

Significant increases (decreases) in any of the unobservable inputs could result in a significantly higher (lower) fair value measurement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 7.5%

Brazil - 7.4%

AES Tiete SA	2,800	$42,642
Banco Bradesco SA	1,300	22,711
Banco Bradesco SA ADR	20,546	359,555
Banco do Estado do Rio Grande do Sul SA ‘B’	5,200	56,118
Braskem SA ADR	2,100	33,453
Centrais Eletricas Brasileiras SA ‘B’	3,500	45,460
Centrais Eletricas Brasileiras SA ADR	800	10,288
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,400	66,668
Cia de Bebidas das Americas ADR	8,250	340,890
Cia Energetica de Minas Gerais	3,190	76,209
Cia Energetica de Sao Paulo ‘B’	3,500	70,328
Gerdau SA	4,561	43,625
Gerdau SA ADR	6,842	65,888
Gol Linhas Aereas Inteligentes SA ADR	1,192	8,022
Itau Unibanco Holding SA	2,700	51,664
Itau Unibanco Holding SA ADR	23,200	445,208
Lojas Americanas SA	4,790	45,133
Petroleo Brasileiro SA	882	11,282
Petroleo Brasileiro SA ADR	25,554	653,160
Tele Norte Leste Participacoes SA ADR	6,200	70,370
Ultrapar Participacoes SA ADR	3,200	69,408
Usinas Siderurgicas de Minas Gerais SA ‘A’	7,505	49,377
Vale SA	500	11,356
Vale SA ADR	23,406	531,082

		3,179,897

Colombia - 0.1%

BanColombia SA ADR	800	51,728

Total Preferred Stocks
(Cost $2,932,114)		3,231,625

COMMON STOCKS - 92.0%

Bermuda - 0.5%

Brilliance China Automotive Holdings Ltd *	60,000	64,626
China Yurun Food Group Ltd	12,000	17,031
COSCO Pacific Ltd	24,182	36,345
Credicorp Ltd	400	52,728
GOME Electrical Appliances Holdings Ltd	131,000	27,141
Kunlun Energy Co Ltd	20,000	36,035

		233,906

Brazil - 6.9%

AES Tiete SA	1,400	19,534
All America Latina Logistica SA	3,300	16,360
Amil Participacoes SA	3,700	38,511
Banco Bradesco SA	5,043	75,474
Banco do Brasil SA	8,337	118,516
Banco Santander Brasil SA ADR	8,039	73,718
BM&FBOVESPA SA	23,127	142,402
BR Malls Participacoes SA	4,100	53,433
BRF - Brasil Foods SA ADR	7,300	146,073
CCR SA	9,200	74,489
Centrais Eletricas Brasileiras SA ADR	2,651	24,813
CETIP SA - Mercados Organizados	2,800	46,476
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	1,300	99,606
Cia Hering	2,200	56,824
Cia Siderurgica Nacional SA ADR	8,700	82,302
Cielo SA	2,000	67,808
Cosan SA Industria e Comercio	3,876	72,108
CPFL Energia SA ADR	1,160	35,090
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,100	36,273
Diagnosticos da America SA	1,100	8,442
Duratex SA	3,000	18,916
Embraer SA ADR	2,500	79,950
Fibria Celulose SA ADR	2,900	24,331
Hypermarcas SA	6,300	44,348
Itau Unibanco Holding SA	2,600	43,157
JBS SA *	499	2,050
Lojas Americanas SA	1,630	14,224
Lojas Renner SA	1,600	54,956
MRV Engenharia e Participacoes SA	6,400	45,403
Multiplan Empreendimentos Imobiliarios SA	700	16,355
Natura Cosmeticos SA	1,821	39,603
OGX Petroleo e Gas Participacoes SA *	10,000	82,719
Oi SA	1,200	7,363
Oi SA ADR	1,200	19,080
PDG Realty SA Empreendimentos e Participacoes	21,100	72,936
Petroleo Brasileiro SA	4,478	59,610
Petroleo Brasileiro SA ADR	16,286	432,556
Porto Seguro SA	2,300	25,351
Redecard SA	3,700	71,854
Souza Cruz SA	4,300	65,956
Telefonica Brasil SA ADR	1,590	48,702
Tim Participacoes SA	7,200	45,950
Vale SA ADR	14,578	340,105
Weg SA	3,200	34,709

		2,978,436

Cayman - 2.3%

Agile Property Holdings Ltd	10,000	11,564
Anta Sports Products Ltd	11,000	11,469
Belle International Holdings Ltd	33,000	59,320
China Mengniu Dairy Co Ltd	29,000	84,440
China Resources Cement Holdings Ltd	52,000	38,358
China Resources Land Ltd	16,000	27,323
Country Garden Holdings Co Ltd	62,000	23,855
ENN Energy Holdings Ltd	10,000	34,656
Evergrande Real Estate Group Ltd	38,000	20,390
GCL-Poly Energy Holdings Ltd	89,000	24,733
Hengan International Group Co Ltd	6,000	60,395
Kingboard Chemical Holdings Ltd	8,500	29,370
Longfor Properties Co Ltd	31,500	43,997
Renhe Commercial Holdings Co Ltd	274,000	19,091
Shimao Property Holdings Ltd	24,926	26,549
Soho China Ltd	8,500	6,140
Tencent Holdings Ltd	11,100	309,687
Tingyi Holding Corp	18,000	51,666
Want Want China Holdings Ltd	89,000	99,051

		982,054

Chile - 2.5%

Banco de Chile ADR	756	71,767
Banco de Credito e Inversiones	828	57,787
Banco Santander Chile SA ADR	600	51,654
CAP SA	1,029	43,889
Cencosud SA	15,223	100,635
Cia Cervecerias Unidas SA ADR	800	62,952
Cia General de Electricidad SA	3,373	17,604
Colbun SA	179,217	51,278
Corpbanca	3,670,204	49,750
E-CL SA	14,388	39,813
Empresa Nacional de Electricidad SA ADR	1,700	91,766
Empresa Nacional de Telecomunicaciones SA	966	19,532
Empresas CMPC SA	13,812	59,194
Empresas COPEC SA	5,905	98,256
Enersis SA ADR	4,200	84,798

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Lan Airlines SA ADR	2,200	$63,998
SACI Falabella	4,670	45,161
Sociedad Matriz SAAM SA *	95,114	12,264
Sociedad Quimica y Minera de Chile SA ADR	1,300	76,271

		1,098,369

China - 8.2%

Agricultural Bank of China Ltd ‘H’	174,000	74,572
Aluminum Corp of China Ltd ADR	2,300	27,301
Anhui Conch Cement Co Ltd ‘H’	12,000	37,936
Bank of China Ltd ‘H’	708,400	285,195
Bank of Communications Co Ltd ‘H’	87,925	66,958
BBMG Corp ‘H’	36,500	30,714
BYD Co Ltd ‘H’ *	11,000	30,906
China BlueChemical Ltd ‘H’	22,000	16,624
China Citic Bank Corp Ltd ‘H’	105,000	62,731
China Coal Energy Co Ltd ‘H’	52,000	58,350
China Communications Construction Co Ltd ‘H’	42,000	42,211
China Communications Services Corp Ltd ‘H’	68,000	32,859
China Construction Bank Corp ‘H’	606,340	468,979
China COSCO Holdings Co Ltd ‘H’	8,500	5,369
China Life Insurance Co Ltd ‘H’	17,000	44,086
China Life Insurance Co Ltd ADR	4,353	169,201
China Longyuan Power Group Corp ‘H’ *	30,000	25,013
China Merchants Bank Co Ltd ‘H’	32,300	65,994
China Minsheng Banking Corp Ltd ‘H’	43,500	39,227
China National Building Material Co Ltd ‘H’	20,000	25,209
China Oilfield Services Ltd ‘H’	14,000	19,998
China Pacific Insurance Group Co Ltd ‘H’	12,200	38,208
China Petroleum & Chemical Corp ‘H’	36,000	39,119
China Petroleum & Chemical Corp ADR ‘H’	1,400	152,208
China Railway Construction Corp Ltd ‘H’	70,000	43,489
China Shenhua Energy Co Ltd ‘H’	33,500	140,983
China Shipping Container Lines Co Ltd ‘H’ *	95,000	32,755
China Shipping Development Co Ltd ‘H’	24,000	16,502
China Telecom Corp Ltd ADR	1,100	60,390
Dongfeng Motor Group Co Ltd ‘H’	28,000	50,867
Great Wall Motor Co Ltd ‘H’ *	31,000	60,326
Guangzhou Automobile Group Co Ltd ‘H’	42,000	41,674
Huaneng Power International Inc ‘H’	86,000	47,006
Industrial & Commercial Bank of China ‘H’	605,045	391,277
Jiangxi Copper Co Ltd ‘H’	15,000	34,452
Maanshan Iron & Steel ‘H’	60,000	17,295
PetroChina Co Ltd ‘H’	28,000	39,212
PetroChina Co Ltd ADR	1,750	245,927
PICC Property & Casualty Co Ltd ‘H’	16,000	19,022
Ping An Insurance Group Co Ltd ‘H’	17,000	127,979
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	52,000	58,889
Sinopec Shanghai Petrochemical Co Ltd ADR	619	22,234
Sinopharm Group Co Ltd ‘H’	2,000	5,594
Weichai Power Co Ltd ‘H’	6,000	28,024
Yanzhou Coal Mining Co Ltd ADR	1,600	34,576
Zhaojin Mining Industry Co Ltd ‘H’	29,000	48,421
Zhuzhou CSR Times Electric Co Ltd ‘H’	8,000	20,422
Zijin Mining Group Co Ltd ‘H’	112,000	43,996
ZTE Corp ‘H’	12,000	32,201

		3,522,481

Colombia - 0.3%

Ecopetrol SA ADR	2,328	142,217

Czech Republic - 0.5%

CEZ AS	3,220	138,370
Komercni Banka AS	225	44,826
Telefonica Czech Republic AS	1,470	30,888

		214,084

Egypt - 0.1%

Commercial International Bank SAE GDR	3,406	14,036
Orascom Construction Industries GDR	720	31,227

		45,263

Hong Kong - 3.6%

Beijing Enterprises Holdings Ltd	9,500	57,673
China Agri-Industries Holdings Ltd	19,000	12,571
China Everbright Ltd	8,000	12,121
China Merchants Holdings International Co Ltd	14,000	46,590
China Mobile Ltd	9,000	99,127
China Mobile Ltd ADR	9,650	531,522
China Overseas Land & Investment Ltd	34,000	64,476
China Resources Enterprise Ltd	10,000	34,839
China Resources Power Holdings Co Ltd	10,000	18,485
China Taiping Insurance Holdings Co Ltd *	15,400	29,891
China Unicom Ltd	10,000	16,738
China Unicom Ltd ADR	5,300	89,040
Citic Pacific Ltd	11,000	18,519
CNOOC Ltd	40,000	81,771
CNOOC Ltd ADR	1,380	281,920
Fosun International Ltd	71,500	42,333
Lenovo Group Ltd	72,000	64,408
Shanghai Industrial Holdings Ltd	5,169	15,872
Sino-Ocean Land Holdings Ltd	25,000	11,711

		1,529,607

Hungary - 0.3%

MOL Hungarian Oil and Gas PLC *	390	32,512
OTP Bank PLC	4,369	75,950
Richter Gedeon	182	31,262

		139,724

India - 8.0%

ABB Ltd (XNSE)	2,249	37,024
ACC Ltd	728	19,417
Adani Enterprises Ltd	1,199	7,147
Adani Ports and Special Economic Zone Ltd	9,699	24,508
Adani Power Ltd *	10,755	14,395
Ambuja Cements Ltd	3,982	13,391
Asian Paints Ltd	136	8,541
Axis Bank Ltd	4,230	94,868
Bajaj Auto Ltd	565	18,684
Bank of India	6,327	44,722
Bharat Heavy Electricals Ltd	6,715	34,028
Bharti Airtel Ltd	15,159	100,456
Cairn India Ltd *	5,368	35,133
Cipla Ltd	9,033	54,114
DLF Ltd	14,014	55,307
Dr Reddy’s Laboratories Ltd ADR	1,900	65,664
Federal Bank Ltd	1,667	14,080
GAIL India Ltd	5,282	38,986
GAIL India Ltd GDR ~	280	12,527
HCL Technologies Ltd	2,226	21,048
HDFC Bank Ltd	19,271	195,206
Hero MotoCorp Ltd	938	37,877
Hindalco Industries Ltd	15,938	40,422
Hindustan Unilever Ltd	8,174	65,258
ICICI Bank Ltd ADR	4,200	146,454
Idea Cellular Ltd *	30,201	58,550
Indian Oil Corp Ltd	7,289	37,588
Infosys Ltd ADR	6,000	342,180
Infrastructure Development Finance Co Ltd	16,783	44,408
ITC Ltd	23,162	102,808
Jaiprakash Associates Ltd	8,883	14,159
Jindal Steel & Power Ltd	5,356	57,147
JSW Steel Ltd	858	12,068
Kotak Mahindra Bank Ltd	2,754	29,707
Larsen & Toubro Ltd	1,933	49,371

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Mahindra & Mahindra Ltd	3,208	$43,902
National Aluminium Co Ltd	5,262	5,622
Nestle India Ltd	608	55,354
NHPC Ltd	64,839	25,170
NTPC Ltd	11,174	35,660
Oil & Natural Gas Corp Ltd	8,392	44,285
Oil India Ltd	4,590	45,147
Oracle Financial Services Software Ltd *	841	43,168
Power Grid Corp of India Ltd	22,814	48,339
Ranbaxy Laboratories Ltd	5,898	53,648
Reliance Capital Ltd	6,056	46,276
Reliance Communications Ltd	17,316	28,467
Reliance Industries Ltd GDR (LI) ~	8,064	234,848
Reliance Infrastructure Ltd	4,162	47,790
Reliance Power Ltd *	15,483	35,402
Sesa Goa Ltd	3,750	14,307
Shriram Transport Finance Co Ltd	534	6,269
State Bank of India	1,890	77,851
Sterlite Industries India Ltd ADR	4,900	41,846
Sun Pharmaceutical Industries Ltd	7,057	78,803
Tata Consultancy Services Ltd	6,638	151,690
Tata Motors Ltd ADR	3,200	86,304
Tata Power Co Ltd	7,070	13,909
Tata Steel Ltd	5,646	51,909
UltraTech Cement Ltd	342	10,007
United Spirits Ltd	921	10,978
Wipro Ltd	6,066	52,226
Yes Bank Ltd	7,759	56,315
Zee Entertainment Enterprises Ltd	13,255	32,744

		3,425,479

Indonesia - 3.2%

P.T. Adaro Energy Tbk	212,500	44,826
P.T. Astra Agro Lestari Tbk	500	1,276
P.T. Astra International Tbk	25,500	206,143
P.T. Bank Central Asia Tbk	156,000	136,433
P.T. Bank Danamon Indonesia Tbk	99,000	49,834
P.T. Bank Mandiri Persero Tbk	175,629	131,508
P.T. Bank Negara Indonesia Persero Tbk	179,000	78,269
P.T. Bank Rakyat Indonesia Persero Tbk	176,000	133,709
P.T. Bumi Resources Tbk	122,000	31,335
P.T. Bumi Serpong Damai Tbk	255,000	35,956
P.T. Charoen Pokphand Indonesia Tbk	88,000	26,590
P.T. Gudang Garam Tbk	8,500	51,148
P.T. Indo Tambangraya Megah Tbk	7,000	33,236
P.T. Indocement Tunggal Prakarsa Tbk	22,000	44,372
P.T. Indofood Sukses Makmur Tbk	40,000	21,199
P.T. Kalbe Farma Tbk	28,000	10,868
P.T. Perusahaan Gas Negara Persero Tbk	102,500	42,565
P.T. Semen Gresik Persero Tbk	25,000	33,502
P.T. Tambang Batubara Bukit Asam Tbk	24,000	53,787
P.T. Telekomunikasi Indonesia Persero Tbk ADR	3,100	94,116
P.T. Unilever Indonesia Tbk	18,500	40,448
P.T. United Tractors Tbk	22,696	81,864
P.T. Vale Indonesia Tbk	39,500	14,581

		1,397,565

Luxembourg - 0.0%

Kernel Holding SA *	891	19,438

Malaysia - 3.8%

AirAsia Bhd	48,800	54,941
Alliance Financial Group Bhd	20,300	25,774
AMMB Holdings Bhd	26,900	55,519
Axiata Group Bhd	24,200	40,977
British American Tobacco Malaysia Bhd	3,600	66,521
CIMB Group Holdings Bhd	63,000	158,117
Dialog Group Bhd	40,800	28,895
DiGi.Com Bhd	40,900	54,071
Gamuda Bhd	22,900	27,203
Genting Bhd	22,300	78,886
Genting Malaysia Bhd	61,900	79,196
Hong Leong Bank Bhd	5,900	24,299
IJM Corp Bhd	29,500	54,273
IOI Corp Bhd	42,246	73,621
Kuala Lumpur Kepong Bhd	8,500	68,244
Malayan Banking Bhd	54,076	156,550
Maxis Bhd	27,900	55,464
MISC Bhd	23,160	40,657
Petronas Dagangan Bhd	3,500	21,599
Petronas Gas Bhd	5,700	31,361
PPB Group Bhd	8,300	45,776
Public Bank Bhd	900	4,030
RHB Capital Bhd	21,700	54,535
Sime Darby Bhd	41,100	130,645
Tenaga Nasional Bhd	43,900	92,124
UEM Land Holdings Bhd *	41,900	30,625
YTL Corp Bhd	105,570	61,673
YTL Power International Bhd	55,000	33,208

		1,648,784

Mexico - 5.8%

Alfa SAB de CV ‘A’	4,300	61,906
America Movil SAB de CV ‘L’	42,272	52,601
America Movil SAB de CV ‘L’ ADR	21,818	541,741
Arca Continental SAB de CV	7,000	33,458
Cemex SAB de CV ADR *	14,150	109,806
Coca-Cola Femsa SAB de CV ADR	600	63,546
El Puerto de Liverpool SAB de CV ‘C1’	1,400	11,479
Fomento Economico Mexicano SAB de CV ADR	3,600	296,172
Grupo Aeroportuario del Pacifico SAB de CV ADR	711	25,866
Grupo Bimbo SAB de CV ‘A’	11,400	26,607
Grupo Carso SAB de CV ‘A1’	6,500	20,373
Grupo Elektra SAB de CV ‘B’	1,215	113,582
Grupo Financiero Banorte SAB de CV ‘O’	25,848	114,898
Grupo Financiero Inbursa SAB de CV ‘O’	42,900	89,027
Grupo Mexico SAB de CV ‘B’	55,162	174,189
Grupo Modelo SAB de CV ‘C’	10,549	73,961
Grupo Televisa SAB ADR	8,100	170,748
Impulsora del Desarrollo y el Empleo en America Latina SA de CV *	11,300	22,125
Industrias Penoles SA de CV	1,075	52,167
Kimberly-Clark de Mexico SAB de CV ‘A’	27,000	60,357
Mexichem SAB de CV	13,700	52,792
Minera Frisco SAB de CV ‘A1’ *	9,900	45,500
Organizacion Soriana SAB de CV ‘B’ *	7,368	21,314
Wal-Mart de Mexico SAB de CV ‘V’	78,000	261,732

		2,495,947

Netherlands - 0.1%

X5 Retail Group NV GDR *	1,178	27,061

Peru - 0.3%

Cia de Minas Buenaventura SA ADR	2,748	110,772

Philippines - 0.7%

Aboitiz Equity Ventures Inc	15,700	18,315
Aboitiz Power Corp	21,700	17,132
Alliance Global Group Inc	169,300	49,658
Ayala Land Inc	55,300	26,717
Bank of the Philippine Islands	8,000	13,789
BDO Unibank Inc	13,000	20,063
Energy Development Corp	104,000	14,530
International Container Terminal Services Inc	6,520	9,942

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Manila Electric Co	3,410	$20,822
Metropolitan Bank & Trust	5,000	10,173
Philippine Long Distance Telephone Co	425	26,706
San Miguel Corp	15,060	39,940
SM Investments Corp	1,220	18,766
SM Prime Holdings Inc	51,200	20,171

		306,724

Poland - 1.2%

Bank Pekao SA	1,251	62,395
BRE Bank SA *	100	9,175
KGHM Polska Miedz SA	1,479	68,103
Lubelski Wegiel Bogdanka SA	391	16,010
PGE SA	8,051	50,004
Polski Koncern Naftowy ORLEN SA *	4,829	57,995
Polskie Gornictwo Naftowe i Gazownictwo SA	22,886	29,778
Powszechna Kasa Oszczednosci Bank Polski SA	6,680	72,218
Powszechny Zaklad Ubezpieczen SA	800	83,629
Tauron Polska Energia SA	22,376	36,592
Telekomunikacja Polska SA	7,313	40,200

		526,099

Russia - 4.6%

Federal Hydrogenerating Co JSC ADR	17,420	63,862
Gazprom OAO ADR (LI)	30,836	377,099
Gazprom OAO ADR (OTC)	34,873	431,379
Lukoil OAO ADR (LI)	3,725	224,694
Lukoil OAO ADR (OTC)	2,445	148,656
Mechel ADR	1,900	17,062
MMC Norilsk Nickel OJSC ADR	5,966	109,320
Novolipetsk Steel OJSC GDR ~	1,300	27,014
Rosneft Oil Co GDR ~	19,300	136,644
Severstal NA GDR ~	3,870	51,548
Surgutneftegas OJSC ADR (LI)	5,928	58,126
Surgutneftegas OJSC ADR (OTC)	3,494	34,311
Tatneft ADR	1,945	79,356
Uralkali OJSC GDR (LI) ~	2,122	80,199
Uralkali OJSC GDR (OTC) ~	839	31,639
VTB Bank OJSC GDR ~	11,312	51,017
VTB Bank OJSC GDR (LI) ~	10,700	48,386

		1,970,312

South Africa - 8.5%

ABSA Group Ltd	5,010	102,016
African Bank Investments Ltd	12,684	65,977
African Rainbow Minerals Ltd	1,851	43,867
Anglo American Platinum Ltd	1,008	70,281
AngloGold Ashanti Ltd ADR	5,546	204,758
ArcelorMittal South Africa Ltd	3,427	24,999
Aspen Pharmacare Holdings Ltd *	4,869	75,309
Barloworld Ltd	4,976	64,914
Bidvest Group Ltd	4,150	97,389
Discovery Holdings Ltd	4,168	27,423
Exxaro Resources Ltd	2,483	64,277
FirstRand Ltd	32,481	100,454
Gold Fields Ltd ADR	10,500	145,950
Harmony Gold Mining Co Ltd ADR	5,600	61,208
Impala Platinum Holdings Ltd	6,119	120,786
Imperial Holdings Ltd	2,312	46,813
Investec Ltd	8,531	52,507
Kumba Iron Ore Ltd	1,066	73,288
Liberty Holdings Ltd	2,176	25,710
Life Healthcare Group Holdings Ltd	11,043	36,006
Massmart Holdings Ltd	1,068	22,581
Mediclinic International Ltd	2,620	12,795
MMI Holdings Ltd	12,543	28,983
Mr. Price Group Ltd	1,970	24,226
MTN Group Ltd	20,138	354,856
Naspers Ltd ‘N’	5,411	304,181
Nedbank Group Ltd	3,927	84,088
Netcare Ltd	22,886	42,464
Pretoria Portland Cement Co Ltd	640	2,736
Sanlam Ltd	21,483	93,140
Sasol Ltd	1,209	58,600
Sasol Ltd ADR	5,366	261,002
Shoprite Holdings Ltd	6,798	121,702
Standard Bank Group Ltd	16,965	246,489
Steinhoff International Holdings Ltd *	26,558	95,301
Telkom SA Ltd	6,381	19,968
The Foschini Group Ltd	4,177	67,396
The SPAR Group Ltd	2,292	34,656
Tiger Brands Ltd	2,572	90,426
Truworths International Ltd	6,686	70,411
Vodacom Group Ltd	4,355	61,427
Woolworths Holdings Ltd	7,243	45,468

		3,646,828

South Korea - 15.0%

Amorepacific Corp	28	29,551
Cheil Industries Inc	540	45,699
CJ CheilJedang Corp	236	70,013
Daelim Industrial Co Ltd	470	50,869
Daewoo International Corp	650	20,617
Daewoo Securities Co Ltd *	3,091	36,063
Daewoo Shipbuilding & Marine Engineering Co Ltd	1,510	40,431
Dongbu Insurance Co Ltd *	1,180	51,006
Doosan Corp	175	23,346
Doosan Heavy Industries & Construction Co Ltd	682	38,432
Doosan Infracore Co Ltd *	1,790	34,535
E-Mart Co Ltd	206	45,323
GS Engineering & Construction Corp	488	43,076
GS Holdings	712	40,835
Hana Financial Group Inc	2,850	107,495
Hankook Tire Co Ltd	1,580	58,786
Hanwha Chem Corp	1,080	25,634
Hanwha Corp	420	12,076
Honam Petrochemical Corp	244	72,700
Hynix Semiconductor Inc *	5,310	137,239
Hyundai Department Store Co Ltd	294	45,180
Hyundai Engineering & Construction Co Ltd	436	31,121
Hyundai Glovis Co Ltd	175	31,527
Hyundai Heavy Industries Co Ltd	604	171,761
Hyundai Marine & Fire Insurance Co Ltd *	1,790	51,531
Hyundai Merchant Marine Co Ltd *	220	5,965
Hyundai Mipo Dockyard Co Ltd	263	31,647
Hyundai Mobis	912	232,566
Hyundai Motor Co	1,890	392,363
Hyundai Steel Co	734	66,182
Industrial Bank of Korea	2,980	36,200
Kangwon Land Inc	1,080	23,982
KB Financial Group Inc	30	1,096
KB Financial Group Inc ADR	3,700	135,790
KCC Corp	151	43,554
Kia Motors Corp	2,830	185,215
Korea Electric Power Corp ADR *	5,300	51,569
Korea Exchange Bank	3,170	24,243
Korea Gas Corp	550	20,936
Korea Life Insurance Co Ltd *	5,790	38,324
Korea Zinc Co Ltd	171	58,703
Korean Air Lines Co Ltd *	518	22,874
KT Corp ADR *	100	1,369
KT&G Corp	1,026	72,641
Kumho Petrochemical Co Ltd	349	43,798
LG Chem Ltd	497	162,522
LG Corp	1,093	62,766
LG Display Co Ltd *	800	18,807
LG Display Co Ltd ADR *	3,700	43,549

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
LG Electronics Inc	1,126	$82,369
LG Household & Health Care Ltd	101	52,904
LG Uplus Corp	2,390	14,351
Lotte Shopping Co Ltd	119	37,298
Mando Corp	157	23,086
NCSoft Corp	291	77,497
NHN Corp	433	99,407
OCI Co Ltd	339	69,051
Orion Corp	48	33,731
POSCO	172	57,843
POSCO ADR	2,696	225,655
S-Oil Corp	399	39,502
Samsung C&T Corp	1,942	136,237
Samsung Electro-Mechanics Co Ltd	648	57,187
Samsung Electronics Co Ltd	1,299	1,462,882
Samsung Engineering Co Ltd	386	82,523
Samsung Fire & Marine Insurance Co Ltd *	425	80,498
Samsung Heavy Industries Co Ltd	2,510	83,790
Samsung Life Insurance Co Ltd *	573	50,083
Samsung SDI Co Ltd	434	52,532
Samsung Securities Co Ltd *	436	21,885
Samsung Techwin Co Ltd	505	30,334
Shinhan Financial Group Co Ltd	1,290	49,867
Shinhan Financial Group Co Ltd ADR	2,100	161,910
Shinsegae Co Ltd	36	7,596
SK C&C Co Ltd	172	17,013
SK Holdings Co Ltd	260	33,888
SK Innovation Co Ltd	698	102,105
SK Telecom Co Ltd ADR	3,000	41,730
Woori Finance Holdings Co Ltd	5,310	61,333

		6,437,594

Taiwan - 11.7%

Acer Inc	36,156	47,898
Advanced Semiconductor Engineering Inc ADR	10,602	54,388
Asia Cement Corp	37,873	46,149
Asustek Computer Inc	8,667	81,888
AU Optronics Corp ADR	16,068	73,270
Catcher Technology Co Ltd	9,000	63,596
Cathay Financial Holding Co Ltd	118,828	135,308
Cheng Shin Rubber Industry Co Ltd	14,400	34,596
Chimei InnoLux Corp *	53,968	25,148
China Airlines Ltd	38,436	15,499
China Development Financial Holding Corp	144,834	44,288
China Life Insurance Co Ltd	27,375	26,673
China Petrochemical Development Corp	15,400	17,405
China Steel Corp	151,482	154,901
Chinatrust Financial Holding Co Ltd	111,602	70,157
Chunghwa Telecom Co Ltd ADR	4,506	138,605
Compal Electronics Inc	45,092	50,730
Delta Electronics Inc	22,000	64,497
E.Sun Financial Holding Co Ltd	79,464	43,623
Epistar Corp	8,000	20,371
Eva Airways Corp	13,000	7,996
Far Eastern Department Stores Co Ltd	19,000	24,307
Far Eastern New Century Corp	45,216	52,325
Far EasTone Telecommunications Co Ltd	20,000	41,000
First Financial Holding Co Ltd	116,806	70,261
Formosa Chemicals & Fibre Corp	43,540	127,184
Formosa Petrochemical Corp	13,000	40,526
Formosa Plastics Corp	60,820	179,097
Foxconn Technology Co Ltd	8,400	34,729
Fubon Financial Holding Co Ltd	58,426	65,835
Hiwin Technologies Corp	4,000	45,141
Hon Hai Precision Industry Co Ltd	118,514	459,859
Hotai Motor Co Ltd	5,000	40,324
HTC Corp	11,572	234,166
Hua Nan Financial Holdings Co Ltd	102,670	58,795
Largan Precision Co Ltd	2,000	39,810
Lite-On Technology Corp	54,813	66,307
Macronix International Co Ltd	24,000	8,946
MediaTek Inc	17,020	162,934
Mega Financial Holding Co Ltd	89,760	63,424
Nan Ya Plastics Corp	48,410	109,433
Novatek Microelectronics Corp	6,000	18,280
Pegatron Corp	8,090	12,611
Pou Chen Corp	24,000	20,860
Powertech Technology Inc	13,300	25,915
President Chain Store Corp	13,000	72,246
Quanta Computer Inc	27,000	70,680
Radiant Opto-Electronics Corp	11,000	49,376
Ruentex Industries Ltd	3,438	6,734
Shin Kong Financial Holding Co Ltd *	84,000	26,808
Siliconware Precision Industries Co	31,000	37,457
SinoPac Financial Holdings Co Ltd	109,515	39,525
Synnex Technology International Corp	21,000	52,415
Taishin Financial Holding Co Ltd	46,010	18,399
Taiwan Cement Corp	41,693	48,814
Taiwan Cooperative Financial Holding *	41,976	26,315
Taiwan Fertilizer Co Ltd	11,000	28,479
Taiwan Glass Industrial Corp	9,064	10,207
Taiwan Mobile Co Ltd	23,400	71,249
Taiwan Semiconductor Manufacturing Co Ltd	318,779	917,068
Teco Electric and Machinery Co Ltd	69,000	47,580
Uni-President Enterprises Corp	47,474	65,721
Unimicron Technology Corp	12,000	14,872
United Microelectronics Corp	147,000	71,804
Walsin Lihwa Corp	13,000	4,125
Wintek Corp	14,299	11,097
Wistron Corp	28,671	43,190
WPG Holdings Ltd	9,000	12,261
Yuanta Financial Holding Co Ltd *	87,210	45,365
Yulon Motor Co Ltd	7,000	13,379

		5,024,221

Thailand - 2.5%

Advanced Info Service PCL	11,600	69,139
Bangkok Bank PCL NVDR	10,100	60,481
Bangkok Dusit Medical Services PCL	9,700	27,325
Bank of Ayudhya PCL NVDR	34,200	29,889
Banpu PCL	1,150	22,739
Big C Supercenter PCL NVDR	9,100	48,322
Charoen Pokphand Foods PCL	36,400	43,902
CP All PCL	14,600	30,993
IRPC PCL	203,300	30,804
Kasikornbank PCL	19,000	96,270
Krung Thai Bank PCL	81,900	46,381
PTT Exploration & Production PCL	18,600	105,130
PTT Global Chemical PCL	33,800	77,783
PTT PCL	14,500	166,150
Siam Cement PCL NVDR	5,300	60,916
Siam Commercial Bank PCL	14,900	69,473
Thai Oil PCL	18,400	43,171
TMB Bank PCL	327,600	18,775
Total Access Communication PCL NVDR	10,500	27,885

		1,075,528

Turkey - 1.4%

Akbank TAS *	11,559	45,471
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,568	49,913
BIM Birlesik Magazalar AS	1,514	57,378
Eregli Demir ve Celik Fabrikalari TAS	10,294	20,302
KOC Holding AS	9,933	40,447
Tupras Turkiye Petrol Rafinerileri AS	2,068	52,905
Turk Telekomunikasyon AS	10,513	45,743
Turkcell Iletisim Hizmetleri AS ADR *	4,700	59,220
Turkiye Garanti Bankasi AS	22,770	90,327
Turkiye Halk Bankasi AS	3,821	27,378
Turkiye Is Bankasi AS ‘C’	20,672	51,010

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Turkiye Vakiflar Bankasi Tao	14,891	$28,287
Yapi ve Kredi Bankasi AS *	22,801	46,144

		614,525

Total Common Stocks
(Cost $34,333,359)		39,613,018

TOTAL INVESTMENTS - 99.5%
(Cost $37,265,473)		42,844,643

OTHER ASSETS & LIABILITIES, NET - 0.5%		210,795

NET ASSETS - 100.0%		$43,055,438

Notes to Schedule of Investments

(a)	As of March 31, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	22.6%
Information Technology	13.9%
Energy	13.4%
Materials	13.0%
Consumer Staples	8.8%
Consumer Discretionary	8.1%
Telecommunication Services	7.2%
Industrials	7.0%
Utilities	4.1%
Health Care	1.4%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$3,231,625	$3,231,625	$-	$-
	Common Stocks
	Bermuda	233,906	52,728	181,178	-
	Brazil	2,978,436	2,978,436	-	-
	Cayman	982,054	-	982,054	-
	Chile	1,098,369	1,098,369	-	-
	China	3,522,481	711,837	2,810,644	-
	Colombia	142,217	142,217	-	-
	Czech Republic	214,084	-	214,084	-
	Egypt	45,263	45,263	-	-
	Hong Kong	1,529,607	902,482	627,125	-
	Hungary	139,724	-	139,724	-
	India	3,425,479	682,448	2,743,031	-
	Indonesia	1,397,565	94,116	1,303,449	-
	Luxembourg	19,438	-	19,438	-
	Malaysia	1,648,784	-	1,648,784	-
	Mexico	2,495,947	2,495,947	-	-
	Netherlands	27,061	-	27,061	-
	Peru	110,772	110,772	-	-
	Philippines	306,724	-	306,724	-
	Poland	526,099	-	526,099	-
	Russia	1,970,312	1,072,488	897,824	-
	South Africa	3,646,828	672,918	2,973,910	-
	South Korea	6,437,594	661,572	5,776,022	-
	Taiwan	5,024,221	266,263	4,757,958	-
	Thailand	1,075,528	22,739	1,052,789	-
	Turkey	614,525	59,220	555,305	-

		39,613,018	12,069,815	27,543,203	-

	Total	$42,844,643	$15,301,440	$27,543,203	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

During the period ended March 31, 2012, investments with a total aggregate value of $95,788 were transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices. Also during the period, an investment with a total aggregate value of $22,739 was transferred from level 2 to level 1 as a result of the removal of valuation adjustments to exchange-traded prices.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
March 31, 2012 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

Banco Popular Espanol SA Exp 04/04/12 *	7,391	$344

Total Rights
(Cost $389)		344

PREFERRED STOCKS - 0.0%

Germany - 0.0%

Porsche Automobil Holding SE	364	21,482

Total Preferred Stocks
(Cost $22,181)		21,482

COMMON STOCKS - 98.3%

Australia - 7.4%

Adelaide Brighton Ltd	2,560	7,695
AGL Energy Ltd	4,831	73,826
Alumina Ltd ADR	4,800	24,672
Amcor Ltd	9,991	77,018
AMP Ltd	25,427	113,827
Ansell Ltd	725	11,170
APA Group	4,692	24,892
Asciano Ltd	13,837	70,340
ASX Ltd	2,531	87,062
Atlas Iron Ltd	8,247	24,621
Australia & New Zealand Banking Group Ltd	26,578	640,622
Bank of Queensland Ltd	5,042	37,992
Bendigo and Adelaide Bank Ltd	5,226	41,964
BHP Billiton Ltd	678	24,521
BHP Billiton Ltd ADR	16,425	1,189,170
BlueScope Steel Ltd *	12,510	5,120
Boart Longyear Ltd	9,110	39,287
Boral Ltd	5,402	22,559
Brambles Ltd	13,541	99,676
Caltex Australia Ltd	1,123	16,164
Campbell Brothers Ltd	960	66,916
Challenger Ltd	4,422	17,416
Coca-Cola Amatil Ltd	4,664	60,424
Cochlear Ltd	375	24,040
Commonwealth Bank of Australia	16,093	835,449
Computershare Ltd	3,833	35,742
Crown Ltd	4,092	36,842
CSL Ltd	5,283	196,443
David Jones Ltd	3,856	9,678
DUET Group	5,221	9,844
Echo Entertainment Group Ltd	7,473	34,055
Fairfax Media Ltd	15,784	11,858
Fortescue Metals Group Ltd	12,345	74,354
Iluka Resources Ltd	3,604	66,460
Incitec Pivot Ltd	12,372	40,386
Insurance Australia Group Ltd	17,691	62,605
Leighton Holdings Ltd	1,306	28,867
Lend Lease Group	6,871	53,187
Macquarie Group Ltd	2,989	90,081
Metcash Ltd	6,292	28,042
Mineral Resources Ltd	2,018	25,300
Monadelphous Group Ltd	628	15,559
National Australia Bank Ltd	23,131	589,688
New Hope Corp Ltd	4,341	23,791
Newcrest Mining Ltd	7,033	216,425
Orica Ltd	3,642	105,552
Origin Energy Ltd	10,809	149,530
OZ Minerals Ltd	2,731	27,627
Paladin Energy Ltd *	11,912	22,646
PanAust Ltd *	5,908	18,617
Qantas Airways Ltd *	14,454	26,733
QBE Insurance Group Ltd	12,813	188,497
QR National Ltd	13,418	51,859
Ramsay Health Care Ltd	1,365	27,660
Regis Resources Ltd *	9,382	39,684
Rio Tinto Ltd	4,544	308,065
Santos Ltd	10,426	154,166
Seek Ltd	4,733	34,555
Sims Metal Management Ltd ADR	1,200	18,324
Sonic Healthcare Ltd	3,565	46,346
SP AusNet	12,474	13,894
Spark Infrastructure Group	5,561	8,615
Suncorp Group Ltd	12,270	106,810
Sydney Airport Corp Ltd	2,779	8,264
Tabcorp Holdings Ltd	3,225	9,090
Tatts Group Ltd	21,346	54,922
Telstra Corp Ltd	45,323	154,486
Toll Holdings Ltd	9,685	58,927
Transurban Group	11,770	68,505
Treasury Wine Estates Ltd	3,701	15,727
UGL Ltd	1,497	20,495
Wesfarmers Ltd	10,610	330,042
Westpac Banking Corp	6,885	156,187
Westpac Banking Corp ADR	4,800	546,000
Woodside Petroleum Ltd	6,737	243,014
Woolworths Ltd	12,630	339,958
WorleyParsons Ltd	2,000	59,339

		8,699,786

Austria - 0.2%

Andritz AG	402	39,328
Erste Group Bank AG	2,763	63,605
IMMOFINANZ AG *	6,838	24,846
OMV AG	1,646	58,502
Raiffeisen Bank International AG	256	9,033
Telekom Austria AG	2,991	34,863
Verbund AG	352	10,704
Vienna Insurance Group AG	178	7,853
Voestalpine AG	856	28,812

		277,546

Belgium - 0.9%

Ageas	22,419	49,231
Anheuser-Busch InBev NV	1,314	95,748
Anheuser-Busch InBev NV ADR	6,746	490,569
Belgacom SA	1,457	46,828
Colruyt SA	707	28,412
Delhaize Group SA	473	24,867
Delhaize Group SA ADR	749	39,397
KBC Groep NV	2,290	57,343
Mobistar SA	236	11,751
Solvay SA	471	55,721
Telenet Group Holding NV *	849	35,170
UCB SA	1,048	45,257
Umicore SA	1,101	60,755

		1,041,049

Bermuda - 0.6%

Biosensors International Group Ltd *	13,000	15,560
Cheung Kong Infrastructure Holdings Ltd	5,000	30,353
Esprit Holdings Ltd	19,386	39,153
First Pacific Co Ltd	20,000	22,082
Giordano International Ltd	26,000	20,016
Golar LNG Ltd (XOSL)	834	31,914

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Hongkong Land Holdings Ltd	11,000	$64,160
Kerry Properties Ltd	7,000	31,333
Li & Fung Ltd	62,000	141,631
Noble Group Ltd	37,000	40,585
NWS Holdings Ltd	12,000	18,386
Seadrill Ltd	3,417	128,233
Shangri-La Asia Ltd	8,666	18,862
VTech Holdings Ltd	4,000	51,264
Yue Yuen Industrial Holdings Ltd	9,000	31,719

		685,251

Canada - 10.9%

Agnico-Eagle Mines Ltd (TSE)	1,400	46,655
Agrium Inc (TSE)	1,551	133,867
Alamos Gold Inc	2,400	44,056
Alimentation Couche Tard Inc ‘B’	1,500	49,251
AltaGas Ltd	1,600	49,647
ARC Resources Ltd	3,678	84,441
Atco Ltd ‘I’	300	21,036
AuRico Gold Inc (TSE) *	2,600	23,173
Bank of Montreal	6,594	392,024
Bank of Nova Scotia	11,270	631,378
Barrick Gold Corp (TSE)	9,745	423,526
Baytex Energy Corp	1,147	59,555
BCE Inc	2,550	102,107
Bell Aliant Inc	1,465	40,097
Bombardier Inc ‘B’	10,800	44,826
Bonavista Energy Corp	1,300	26,327
Brookfield Asset Management Inc ‘A’	5,800	182,993
Brookfield Office Properties Inc (TSE)	2,300	40,007
CAE Inc	1,400	14,359
Cameco Corp	3,148	67,571
Canadian Imperial Bank of Commerce	3,776	288,618
Canadian National Railway Co (TSE)	4,606	366,051
Canadian Natural Resources Ltd (TSE)	10,783	357,397
Canadian Oil Sands Ltd	5,219	110,088
Canadian Pacific Railway Ltd (TSE)	1,700	129,036
Canadian Tire Corp Ltd ‘A’	500	32,312
Canadian Utilities Ltd ‘A’	800	52,181
Canadian Western Bank	700	20,478
Celtic Exploration Ltd *	1,200	17,493
Cenovus Energy Inc (TSE)	7,384	265,763
Centerra Gold Inc	1,100	17,105
CGI Group Inc ‘A’ *	2,700	60,174
CI Financial Corp	1,100	25,078
Crescent Point Energy Corp	2,807	120,841
Dollarama Inc	700	32,647
Eldorado Gold Corp	6,000	82,410
Empire Co Ltd ‘A’	800	46,198
Enbridge Inc	7,700	299,061
Encana Corp (TSE)	8,448	165,919
Enerplus Corp	1,296	29,027
Fairfax Financial Holdings Ltd	248	100,098
Finning International Inc	1,600	44,064
First Capital Realty Inc	400	7,158
First Majestic Silver Corp *	1,600	26,628
First Quantum Minerals Ltd	5,400	102,971
Fortis Inc	1,700	54,999
Franco-Nevada Corp	350	15,050
George Weston Ltd	700	44,444
Gildan Activewear Inc	1,400	38,528
Goldcorp Inc	8,072	363,845
Great-West Lifeco Inc	3,400	83,649
Groupe Aeroplan Inc	1,114	13,771
Husky Energy Inc	3,256	82,848
IAMGOLD Corp (TSE)	5,000	66,570
IGM Financial Inc	1,200	55,882
Imperial Oil Ltd	2,850	129,492
Industrial Alliance Insurance & Financial Services Inc	900	27,592
Inmet Mining Corp	367	20,752
Intact Financial Corp	1,050	63,193
Ivanhoe Mines Ltd (TSE) *	2,280	35,865
Keyera Corp	500	20,623
Kinross Gold Corp	10,659	104,191
Loblaw Cos Ltd	1,000	34,107
Lundin Mining Corp *	6,500	29,129
Magna International Inc	2,100	100,131
Manulife Financial Corp	19,021	257,631
MEG Energy Corp *	1,100	42,414
Methanex Corp (TSE)	1,400	45,588
Metro Inc	600	31,996
National Bank of Canada	1,500	119,359
New Gold Inc *	6,100	60,239
Nexen Inc	5,166	94,728
Niko Resources Ltd	400	14,072
Novagold Resources Inc *	800	5,743
Onex Corp	1,600	58,886
Open Text Corp *	600	36,688
Pacific Rubiales Energy Corp	3,450	100,790
Pan American Silver Corp	1,000	22,066
Paramount Resources Ltd ‘A’ *	200	5,749
Pembina Pipeline Corp	1,500	42,378
Pengrowth Energy Corp	3,100	29,059
Penn West Petroleum Ltd	4,149	81,071
Petrominerales Ltd	675	12,553
Peyto Exploration & Development Corp	800	13,137
Potash Corp of Saskatchewan Inc (TSE)	7,798	356,029
Precision Drilling Corp *	2,800	28,128
Progress Energy Resources Corp	3,100	31,079
Progressive Waste Solutions Ltd	2,300	49,968
Provident Energy Ltd	3,330	40,196
Quebecor Inc ‘B’	1,100	42,436
Research In Motion Ltd (TSE) *	4,057	59,506
Ritchie Bros Auctioneers Inc	804	19,152
Rogers Communications Inc ‘B’	4,600	182,626
Royal Bank of Canada	14,579	844,967
Saputo Inc	1,400	60,649
SEMAFO Inc	3,800	20,268
Shaw Communications Inc ‘B’	3,500	74,074
ShawCor Ltd ‘A’	1,100	34,628
Shoppers Drug Mart Corp	1,879	82,511
Silver Wheaton Corp	3,000	99,494
SNC-Lavalin Group Inc	1,825	73,058
Sun Life Financial Inc	6,661	158,069
Suncor Energy Inc (TSE)	15,912	519,898
SXC Health Solutions Corp (TSE) *	700	52,592
Talisman Energy Inc	10,360	130,246
Teck Resources Ltd ‘B’	5,650	201,711
TELUS Corp - Non-Voting Shares	1,800	102,411
The Jean Coutu Group PJC Inc ‘A’	3,100	43,822
The Toronto-Dominion Bank	9,235	783,834
Thomson Reuters Corp (TSE)	4,500	130,112
Tim Hortons Inc	1,400	74,895
Tourmaline Oil Corp *	1,800	39,791
TransAlta Corp	2,200	41,245
TransCanada Corp (TSE)	6,470	277,818
Trican Well Service Ltd	1,800	26,437
Trilogy Energy Corp	300	7,928
Uranium One Inc *	6,200	17,218
Valeant Pharmaceuticals International Inc (TSE) *	2,800	150,155
Veresen Inc	2,500	37,997
Vermilion Energy Inc	533	24,586
Viterra Inc	3,637	58,013
Westport Innovations Inc *	1,100	45,127
Yamana Gold Inc	7,100	110,758

		12,867,932

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Cayman - 0.2%

AAC Technologies Holdings Inc	14,000	$38,121
ASM Pacific Technology Ltd	1,200	17,519
Foxconn International Holdings Ltd *	27,000	19,079
Lifestyle International Holdings Ltd	8,500	21,672
Sands China Ltd	21,200	82,637
Wynn Macau Ltd	16,800	49,154

		228,182

Cyprus - 0.0%

ProSafe SE	2,381	18,960

Denmark - 1.0%

A.P. Moller - Maersk AS ‘A’	5	36,851
A.P. Moller - Maersk AS ‘B’	17	131,562
Carlsberg AS ‘B’	961	79,551
Chr. Hansen Holding AS	555	14,397
Coloplast AS ‘B’	258	44,762
Danske Bank AS *	7,961	135,229
DSV AS	1,789	40,634
FLSmidth & Co AS	400	28,146
H Lundbeck AS	193	3,875
Jyske Bank AS *	263	8,333
Novo Nordisk AS ‘B’	850	117,889
Novo Nordisk AS ADR	3,237	449,004
Novozymes AS ‘B’	1,810	52,752
TDC AS	1,731	12,613
Topdanmark AS *	58	10,083
Tryg AS	56	3,159
Vestas Wind Systems AS *	1,015	10,322
William Demant Holding AS *	289	26,962

		1,206,124

Finland - 0.7%

Elisa OYJ	1,458	34,935
Fortum OYJ	5,029	122,013
Kesko OYJ ‘B’	886	28,740
Kone OYJ ‘B’	1,360	75,736
Metso OYJ	1,173	50,102
Neste Oil OYJ	658	8,099
Nokia OYJ	14,981	81,982
Nokia OYJ ADR	19,600	107,604
Nokian Renkaat OYJ	1,166	56,782
Orion OYJ ‘B’	905	17,889
Pohjola Bank PLC ‘A’	1,724	19,079
Sampo OYJ ‘A’	3,710	107,152
Stora Enso OYJ ‘R’	4,475	33,217
UPM-Kymmene OYJ	5,343	72,713
Wartsila OYJ	1,350	50,884

		866,927

France - 7.7%

Accor SA	1,698	60,730
Aeroports de Paris	429	35,248
Air Liquide SA	2,770	369,386
Alcatel-Lucent *	7,480	16,994
Alcatel-Lucent ADR *	8,000	18,160
Alstom SA	1,717	66,947
Arkema SA	624	58,250
Atos SA	1,069	61,578
AXA SA	15,988	265,300
AXA SA ADR	2,200	36,454
BioMerieux	397	31,270
BNP Paribas	9,702	460,850
Bouygues SA	1,505	46,048
Bureau Veritas SA	697	61,339
Capgemini SA	1,192	53,321
Carrefour SA	5,392	129,186
Casino Guichard-Perrachon SA	445	43,840
Christian Dior SA	520	79,770
Cie de Saint-Gobain	4,094	182,958
Cie Generale d’Optique Essilor International SA	1,997	178,008
Cie Generale de Geophysique-Veritas ADR *	1,300	38,688
Cie Generale des Etablissements Michelin	1,599	119,009
CNP Assurances	798	12,447
Credit Agricole SA	10,424	64,849
Danone SA	6,102	425,514
Dassault Systemes SA	450	41,381
Edenred	1,363	41,002
EDF SA	2,442	55,686
Eiffage SA	228	8,825
Eutelsat Communications SA	633	23,412
Faurecia	740	19,947
France Telecom SA	13,951	206,952
France Telecom SA ADR	5,000	74,250
GDF Suez	13,387	345,602
Groupe Eurotunnel SA	5,804	50,386
Hermes International	497	167,474
Iliad SA	314	43,251
Imerys SA	179	10,900
JCDecaux SA *	271	8,291
L’Oreal SA	2,325	286,740
Lafarge SA	1,942	92,760
Lagardere SCA	852	26,318
Legrand SA	2,076	76,364
LVMH Moet Hennessy Louis Vuitton SA	2,331	400,463
Natixis	16,008	61,763
Pernod-Ricard SA	1,977	206,686
Peugeot SA	884	14,227
PPR SA	895	153,883
Publicis Groupe SA	1,762	97,090
Remy Cointreau SA	189	19,209
Renault SA	1,821	96,210
Rexel SA	353	7,776
Safran SA	1,529	56,156
Sanofi	8,925	691,935
Sanofi ADR	5,238	202,973
Schneider Electric SA	4,756	310,534
SCOR SE	1,272	34,353
SEB SA	126	10,475
Societe BIC SA	247	24,779
Societe Generale	6,119	178,933
Societe Television Francaise 1	551	6,749
Sodexo	935	76,752
Suez Environnement Co	2,691	41,288
Technip SA	919	108,445
Thales SA	962	35,988
Total SA	15,861	808,458
Total SA ADR	5,720	292,406
Valeo SA	1,356	71,055
Vallourec SA	1,352	85,581
Veolia Environnement SA	2,650	43,800
Veolia Environnement SA ADR	1,400	23,114
Vinci SA	4,331	225,962
Vivendi SA	11,661	214,323
Zodiac Aerospace	339	35,286

		9,132,337

Germany - 7.3%

Adidas AG	1,842	143,809
Allianz SE	4,573	546,512
Axel Springer AG	500	25,274
BASF SE	9,285	813,043
Bayer AG	8,131	572,403
Bayerische Motoren Werke AG	3,516	316,161
Beiersdorf AG	1,006	65,699
Bilfinger Berger SE	330	31,035

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Brenntag AG	434	$53,172
Celesio AG	645	11,673
Commerzbank AG *	23,625	59,764
Continental AG *	790	74,564
Daimler AG (NYSE)	2,700	163,377
Daimler AG (XETR)	6,644	400,559
Deutsche Bank AG (NYSE)	3,450	171,775
Deutsche Bank AG (XETR)	5,393	268,290
Deutsche Boerse AG	1,856	124,967
Deutsche Lufthansa AG	2,294	32,091
Deutsche Post AG	9,138	176,073
Deutsche Telekom AG	16,028	192,988
Deutsche Telekom AG ADR	11,200	134,960
E.ON AG	17,593	421,385
Fraport AG Frankfurt Airport Services Worldwide	260	16,297
Fresenius Medical Care AG & Co KGaA	762	53,974
Fresenius Medical Care AG & Co KGaA ADR	1,000	70,650
Fresenius SE & Co KGaA	1,071	109,838
GEA Group AG	2,492	85,946
Hannover Rueckversicherung AG	877	52,125
HeidelbergCement AG	1,231	74,579
Henkel AG & Co KGaA	1,143	71,310
Hochtief AG	592	35,940
Infineon Technologies AG	10,337	105,659
K +S AG	1,609	84,170
Kabel Deutschland Holding AG *	685	42,287
Lanxess AG	1,155	95,500
Linde AG	1,772	317,973
MAN SE	803	107,051
Merck KGaA	696	77,025
Metro AG	1,235	47,762
MTU Aero Engines Holding AG	396	31,915
Muenchener Rueckversicherungs AG	1,877	283,258
Puma SE	40	14,286
Rhoen Klinikum AG	1,552	31,168
RWE AG	4,790	228,725
Salzgitter AG	284	15,584
SAP AG	4,630	323,321
SAP AG ADR	4,608	321,731
SGL Carbon SE *	623	28,548
Siemens AG	3,534	356,696
Siemens AG ADR	4,728	476,772
Software AG	714	26,739
Suedzucker AG	534	17,011
Symrise AG	739	21,377
ThyssenKrupp AG	3,341	83,166
United Internet AG	2,231	42,042
Volkswagen AG	320	51,598
Wacker Chemie AG	156	13,755

		8,615,352

Greece - 0.0%

Coca Cola Hellenic Bottling Co SA *	1,622	31,098
Coca Cola Hellenic Bottling Co SA ADR *	543	10,572
National Bank of Greece SA *	2,565	6,603
OPAP SA	574	5,568

		53,841

Hong Kong - 2.1%

AIA Group Ltd	81,000	296,619
Bank of East Asia Ltd	20,000	75,039
BOC Holdings Ltd	33,500	92,694
Cathay Pacific Airways Ltd	18,000	33,268
Cheung Kong Holdings Ltd	16,000	206,545
CLP Holdings Ltd	20,000	172,170
Dah Sing Banking Group Ltd	14,080	13,892
Galaxy Entertainment Group Ltd *	17,000	46,911
Hang Lung Group Ltd	6,000	38,197
Hang Lung Properties Ltd	31,000	113,951
Hang Seng Bank Ltd	8,700	116,075
Henderson Land Development Co Ltd	8,000	43,732
Hong Kong & China Gas Co Ltd	44,730	114,253
Hong Kong Exchanges & Clearing Ltd	11,400	191,297
Hopewell Holdings Ltd	4,500	12,368
Hutchison Whampoa Ltd	23,000	229,482
Hysan Development Co Ltd	13,000	51,709
MTR Corp	18,002	64,541
New World Development Co Ltd	34,000	40,825
PCCW Ltd	60,000	21,450
Power Assets Holdings Ltd	12,500	91,740
Sino Land Co Ltd	26,400	42,384
SJM Holdings Ltd	19,000	38,533
Sun Hung Kai Properties Ltd	16,000	200,002
Techtronic Industries Co Ltd	11,500	15,615
Television Broadcasts Ltd	3,000	20,181
Wharf Holdings Ltd	14,000	76,210
Wheelock & Co Ltd	11,000	33,199
Wing Hang Bank Ltd	1,000	9,967

		2,502,849

Ireland - 0.3%

Bank of Ireland Group *	138,822	23,202
CRH PLC ADR	6,600	135,366
Dragon Oil PLC	1,358	13,394
Elan Corp PLC *	6,738	99,778
James Hardie Industries SE	4,057	32,428
Kerry Group PLC ‘A’	973	45,032
Paddy Power PLC	7	441

		349,641

Israel - 0.5%

Bank Hapoalim BM	7,585	28,073
Bank Leumi Le-Israel BM	13,343	42,361
Bezeq The Israeli Telecommunication Corp Ltd	14,344	23,691
Israel Chemicals Ltd	4,256	48,867
Israel Discount Bank Ltd ‘A’ *	5,541	7,397
NICE Systems Ltd ADR *	800	31,440
Teva Pharmaceutical Industries Ltd ADR	9,319	419,914

		601,743

Italy - 1.8%

A2A SPA	23,542	18,876
Assicurazioni Generali SPA	11,019	171,116
Atlantia SPA	2,776	46,158
Autogrill SPA	2,362	24,922
Banca Monte dei Paschi di Siena SPA	29,374	12,395
Banco Popolare SC	8,388	15,887
Davide Campari-Milano SPA	1,323	9,007
Enel SPA	67,209	242,970
ENI SPA	15,565	364,701
ENI SPA ADR	3,800	177,916
Fiat Industrial SPA *	6,626	70,655
Fiat SPA	7,087	41,647
Finmeccanica SPA	2,366	12,803
Intesa Sanpaolo SPA	95,663	171,598
Luxottica Group SPA ADR	1,300	46,891
Mediaset SPA	9,767	26,983
Mediobanca SPA	3,553	20,854
Parmalat SPA	16,499	41,269
Pirelli & C SPA	1,676	19,923
Prysmian SPA	1,642	28,849
Saipem SPA	3,076	158,784
Snam Rete Gas SPA	13,782	66,258
Telecom Italia SPA	59,424	70,611
Telecom Italia SPA ADR	2,600	30,862
Terna Rete Elettrica Nazionale SPA	19,461	78,193
UniCredit SPA	36,668	183,808
Unione di Banche Italiane SCPA	8,378	35,478

		2,189,414

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

Japan - 19.2%

Advantest Corp	1,100	$17,592
Advantest Corp ADR	429	6,877
Aeon Co Ltd	5,300	69,697
Aeon Mall Co Ltd	700	16,329
Air Water Inc	3,000	38,833
Aisin Seiki Co Ltd	2,400	85,340
Ajinomoto Co Inc	6,000	75,572
Alfresa Holdings Corp	400	19,027
All Nippon Airways Co Ltd	5,000	15,116
Alps Electric Co Ltd	1,500	13,362
Amada Co Ltd	5,000	33,849
Asahi Glass Co Ltd	10,000	85,725
Asahi Group Holdings Ltd	4,700	104,557
Asahi Kasei Corp	13,000	80,534
Asics Corp	1,200	13,675
Astellas Pharma Inc	4,200	173,542
Benesse Holdings Inc	300	14,982
Bridgestone Corp	5,700	139,438
Brother Industries Ltd	1,600	21,884
Canon Inc	1,900	90,601
Canon Inc ADR	8,890	423,697
Casio Computer Co Ltd *	6,200	44,481
Central Japan Railway Co	18	148,890
Chiyoda Corp	2,000	25,642
Chubu Electric Power Co Inc	6,200	112,254
Chugai Pharmaceutical Co Ltd	2,700	50,069
Citizen Holdings Co Ltd	2,800	17,783
Cosmo Oil Co Ltd	12,000	33,397
Dai Nippon Printing Co Ltd	8,000	82,350
Daicel Corp	2,000	12,983
Daido Steel Co Ltd	7,000	48,907
Daihatsu Motor Co Ltd	3,000	55,418
Daiichi Sankyo Co Ltd	8,000	146,832
Daikin Industries Ltd	2,100	57,348
Dainippon Screen Manufacturing Co Ltd	2,000	18,052
Dainippon Sumitomo Pharma Co Ltd	1,700	18,118
Daito Trust Construction Co Ltd	700	63,147
Daiwa House Industry Co Ltd	6,000	79,905
Daiwa Securities Group Inc	14,000	56,082
Dena Co Ltd	1,100	30,483
Denki Kagaku Kogyo Kabushiki Kaisha	3,000	12,104
Denso Corp	4,500	152,109
Dentsu Inc	1,800	57,818
DIC Corp	4,000	8,154
Disco Corp	300	16,634
Don Quijote Co Ltd	900	32,685
Dowa Holdings Co Ltd	4,000	26,854
East Japan Railway Co	3,400	214,935
Ebara Corp	3,000	10,886
Eisai Co Ltd	2,100	83,677
Electric Power Development Co Ltd	400	10,897
FamilyMart Co Ltd	900	38,146
FANUC Corp	1,800	323,511
Fast Retailing Co Ltd	500	114,680
Fuji Electric Co Ltd	7,000	18,451
Fuji Heavy Industries Ltd	9,000	73,107
FUJIFILM Holdings Corp	4,400	104,309
Fujitsu Ltd	22,000	116,207
Fukuoka Financial Group Inc	13,000	57,996
Glory Ltd	1,300	28,598
GS Yuasa Corp	3,000	16,588
Hakuhodo DY Holdings Inc	420	26,565
Hamamatsu Photonics KK	800	30,294
Hankyu Hanshin Holdings Inc	9,000	39,397
Hino Motors Ltd	6,000	43,770
Hirose Electric Co Ltd	400	42,390
Hisamitsu Pharmaceutical Co Inc	300	14,281
Hitachi Chemical Co Ltd	800	14,534
Hitachi Construction Machinery Co Ltd	800	17,803
Hitachi High-Technologies Corp	2,000	48,088
Hitachi Ltd	11,000	71,110
Hitachi Ltd ADR	3,200	207,008
Hitachi Metals Ltd	1,000	12,471
Hitachi Transport System Ltd	700	12,804
Hokkaido Electric Power Co Inc	3,000	44,052
Hokuhoku Financial Group Inc	5,000	9,600
Hokuriku Electric Power Co	600	10,891
Honda Motor Co Ltd	6,700	257,544
Honda Motor Co Ltd ADR	9,500	365,085
HOYA Corp	4,050	91,098
Ibiden Co Ltd	1,100	28,535
Idemitsu Kosan Co Ltd	500	49,872
IHI Corp	6,000	15,176
INPEX Corp	25	169,776
Isetan Mitsukoshi Holdings Ltd	3,800	44,981
Isuzu Motors Ltd	10,000	58,745
ITOCHU Corp	16,700	182,716
ITOCHU Techno-Solutions Corp	1,100	49,254
Izumi Co Ltd	2,200	41,683
J Front Retailing Co Ltd	6,000	33,725
Japan Tobacco Inc	42	238,070
JFE Holdings Inc	4,800	103,889
JGC Corp	2,000	62,217
JS Group Corp	2,100	44,241
JSR Corp	600	12,209
JTEKT Corp	1,300	15,735
JX Holdings Inc	25,900	162,023
K’s Holdings Corp	400	12,899
Kajima Corp	18,333	55,842
Kamigumi Co Ltd	2,000	16,645
Kaneka Corp	2,000	12,134
Kansai Paint Co Ltd	4,000	40,560
Kao Corp	5,400	142,444
Kawasaki Heavy Industries Ltd	10,000	30,724
Kawasaki Kisen Kaisha Ltd *	5,000	11,166
KDDI Corp	27	175,685
Keihan Electric Railway Co Ltd	11,000	52,518
Keikyu Corp	4,000	34,999
Keio Corp	5,000	35,992
Keisei Electric Railway Co Ltd	1,000	7,767
Kewpie Corp	100	1,477
Keyence Corp	440	104,315
Kikkoman Corp	2,000	23,260
Kintetsu Corp	12,000	45,808
Kirin Holdings Co Ltd	9,000	117,206
Kobe Steel Ltd	26,000	42,590
Koito Manufacturing Co Ltd	2,000	32,605
Komatsu Ltd	9,200	263,508
Konami Corp ADR	721	20,570
Konica Minolta Holdings Inc	6,000	52,982
Kubota Corp	5,000	48,217
Kubota Corp ADR	1,400	67,760
Kuraray Co Ltd	1,500	21,283
Kurita Water Industries Ltd	500	12,346
Kyocera Corp	700	64,797
Kyocera Corp ADR	673	62,057
Kyowa Hakko Kirin Co Ltd	4,000	44,683
Kyushu Electric Power Co Inc	3,100	44,330
Lawson Inc	300	18,917
Makita Corp	1,600	64,859
Makita Corp ADR	200	8,077
Marubeni Corp	19,000	137,714
Marui Group Co Ltd	1,600	13,454
Mazda Motor Corp *	14,000	24,664
MEDIPAL Holdings Corp	4,000	52,072
MEIJI Holdings Co Ltd	300	13,131
Minebea Co Ltd	3,000	13,234
Miraca Holdings Inc	400	15,699

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value

MISUMI Group Inc	1,200	$29,263
Mitsubishi Chemical Holdings Corp	11,500	61,902
Mitsubishi Corp	13,700	319,403
Mitsubishi Electric Corp	18,000	160,077
Mitsubishi Estate Co Ltd	14,000	252,490
Mitsubishi Gas Chemical Co Inc	5,000	33,787
Mitsubishi Heavy Industries Ltd	35,000	170,029
Mitsubishi Materials Corp	8,000	25,409
Mitsubishi Motors Corp *	35,000	40,006
Mitsubishi Tanabe Pharma Corp	3,100	43,695
Mitsubishi UFJ Financial Group Inc	59,900	301,193
Mitsubishi UFJ Financial Group Inc ADR	61,180	304,676
Mitsui & Co Ltd	9,300	153,067
Mitsui & Co Ltd ADR	300	99,189
Mitsui Chemicals Inc	11,000	33,391
Mitsui Fudosan Co Ltd	8,000	154,960
Mitsui Mining & Smelting Co Ltd	6,000	16,978
Mitsui OSK Lines Ltd	11,000	48,547
Mizuho Financial Group Inc	76,500	125,692
Mizuho Financial Group Inc ADR	50,432	162,895
MS&AD Insurance Group Holdings Inc	5,800	120,270
Murata Manufacturing Co Ltd	1,800	107,701
Nabtesco Corp	1,100	22,815
Nagase & Co Ltd	2,000	24,830
Nagoya Railroad Co Ltd	3,000	8,290
Namco Bandai Holdings Inc	4,800	69,270
Nankai Electric Railway Co Ltd	6,000	25,590
NEC Corp *	19,000	39,781
NGK Insulators Ltd	4,000	57,342
NGK Spark Plug Co Ltd	2,000	28,764
NHK Spring Co Ltd	4,000	43,462
Nidec Corp	200	18,258
Nidec Corp ADR	3,016	68,795
Nikon Corp	2,900	88,520
Nintendo Co Ltd	900	136,328
Nippon Electric Glass Co Ltd	3,000	26,375
Nippon Express Co Ltd	7,000	27,370
Nippon Kayaku Co Ltd	3,000	30,979
Nippon Meat Packers Inc	3,000	38,276
Nippon Paint Co Ltd	2,000	15,168
Nippon Paper Group Inc	400	8,370
Nippon Sheet Glass Co Ltd	4,000	6,178
Nippon Shokubai Co Ltd	4,000	46,640
Nippon Steel Corp	53,000	146,347
Nippon Telegraph & Telephone Corp	2,100	95,558
Nippon Telegraph & Telephone Corp ADR	4,100	92,742
Nippon Yusen Kabushiki Kaisha	10,000	31,758
Nishi-Nippon Railroad Co Ltd	5,000	23,571
Nissan Chemical Industries Ltd	4,000	37,945
Nissan Motor Co Ltd	25,900	277,597
Nisshin Seifun Group Inc	4,000	48,650
Nisshinbo Holdings Inc	4,000	38,233
Nissin Foods Holdings Co Ltd	300	11,228
Nitori Holdings Co Ltd	450	40,750
Nitto Denko Corp	1,500	61,018
NKSJ Holdings Inc	3,250	73,470
NOK Corp	2,000	43,697
Nomura Holdings Inc	13,600	60,647
Nomura Holdings Inc ADR	19,971	88,072
Nomura Real Estate Holdings Inc	2,000	35,655
Nomura Research Institute Ltd	1,400	35,044
NSK Ltd	3,000	23,354
NTN Corp	5,000	21,249
NTT Data Corp	14	49,526
NTT DoCoMo Inc	46	76,669
NTT DoCoMo Inc ADR	8,600	143,362
Obayashi Corp	11,000	48,080
Odakyu Electric Railway Co Ltd	5,000	47,332
OJI Paper Co Ltd	5,000	24,312
Olympus Corp *	1,300	21,260
Omron Corp	1,500	32,547
Ono Pharmaceutical Co Ltd	800	44,717
Oracle Corp Japan	600	22,798
Oriental Land Co Ltd	400	42,872
Osaka Gas Co Ltd	17,000	68,367
Panasonic Corp	6,600	61,003
Panasonic Corp ADR	13,000	120,250
Park24 Co Ltd	3,000	40,515
Renesas Electronics Corp *	1,700	11,944
Rengo Co Ltd	6,000	41,650
Resona Holdings Inc	17,300	80,225
Ricoh Co Ltd	6,000	58,942
Rinnai Corp	500	36,179
Rohm Co Ltd	900	44,460
Sankyo Co Ltd	200	9,817
Sanrio Co Ltd	300	11,708
Santen Pharmaceutical Co Ltd	800	34,298
Sapporo Holdings Ltd	2,000	7,424
SBI Holdings Inc *	222	21,211
Secom Co Ltd	2,500	123,003
Sega Sammy Holdings Inc	1,200	25,274
Seiko Epson Corp	1,000	14,145
Sekisui Chemical Co Ltd	3,000	26,181
Sekisui House Ltd	5,000	49,348
Senshu Ikeda Holdings Inc	10,700	14,975
Seven & I Holdings Co Ltd	7,100	211,849
Sharp Corp	10,000	73,177
Shikoku Electric Power Co Inc	1,700	48,097
Shimadzu Corp	6,000	54,353
Shimamura Co Ltd	200	22,454
Shimano Inc	1,200	72,777
Shimizu Corp	8,000	32,249
Shin-Etsu Chemical Co Ltd	3,600	209,650
Shinsei Bank Ltd	30,000	39,578
Shionogi & Co Ltd	2,900	40,318
Shiseido Co Ltd	3,100	53,768
Showa Denko KK	8,000	18,297
Showa Shell Sekiyu KK	2,700	17,335
SMC Corp	500	80,367
Softbank Corp *	9,400	279,613
Sojitz Corp	7,500	13,461
Sony Corp	2,200	45,767
Sony Corp ADR	8,700	180,699
Sony Financial Holdings Inc	1,200	21,538
Square Enix Holdings Co Ltd	1,700	35,710
Stanley Electric Co Ltd	600	9,621
Sumitomo Chemical Co Ltd	12,000	51,494
Sumitomo Corp	10,400	151,818
Sumitomo Electric Industries Ltd	7,000	96,791
Sumitomo Heavy Industries Ltd	11,000	61,282
Sumitomo Metal Industries Ltd	33,000	67,021
Sumitomo Metal Mining Co Ltd	7,000	99,371
Sumitomo Mitsui Financial Group Inc	12,100	401,762
Sumitomo Mitsui Financial Group Inc ADR	6,000	39,840
Sumitomo Mitsui Trust Holdings Inc	29,000	93,513
Sumitomo Realty & Development Co Ltd	4,000	97,569
Sumitomo Rubber Industries Ltd	2,000	26,772
Sundrug Co Ltd	1,200	37,238
Suruga Bank Ltd	4,000	41,025
Suzuken Co Ltd	900	27,854
Suzuki Motor Corp	3,300	79,604
Sysmex Corp	500	20,299
T&D Holdings Inc	5,000	58,577
Taiheiyo Cement Corp	10,000	22,241
Taisei Corp	10,000	26,141
Taiyo Nippon Sanso Corp	1,000	7,107
Takashimaya Co Ltd	5,000	41,766
Takeda Pharmaceutical Co Ltd	7,500	331,689
TDK Corp	1,600	91,540
Teijin Ltd	9,000	30,350

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Terumo Corp	1,600	$77,096
The 77 Bank Ltd	4,000	17,740
The Bank of Kyoto Ltd	2,000	18,254
The Bank of Yokohama Ltd	8,000	40,258
The Chiba Bank Ltd	7,000	44,886
The Chugoku Bank Ltd	1,000	13,552
The Chugoku Electric Power Co Inc	2,700	50,325
The Dai-ichi Life Insurance Co Ltd	79	110,655
The Furukawa Electric Co Ltd	5,000	13,442
The Gunma Bank Ltd	3,000	16,144
The Hachijuni Bank Ltd	2,000	11,854
The Hiroshima Bank Ltd	5,000	22,956
The Iyo Bank Ltd	1,000	8,878
The Japan Steel Works Ltd	1,000	6,929
The Joyo Bank Ltd	8,000	36,805
The Kansai Electric Power Co Inc	7,100	110,396
The Nishi-Nippon City Bank Ltd	6,000	17,063
The Shiga Bank Ltd	2,000	12,017
The Shizuoka Bank Ltd	7,000	72,415
The Tokyo Electric Power Co Inc *	6,900	17,476
The Yokohama Rubber Co Ltd	6,000	43,554
THK Co Ltd	700	14,396
Tobu Railway Co Ltd	8,000	42,563
Toho Co Ltd	1,000	18,391
Toho Gas Co Ltd	5,000	29,521
Tohoku Electric Power Co Inc *	5,000	57,269
Tokai Rika Co Ltd	1,400	24,267
Tokio Marine Holdings Inc	7,500	208,075
Tokyo Electron Ltd	1,800	103,179
Tokyo Gas Co Ltd	22,000	103,989
Tokyo Tatemono Co Ltd *	3,000	12,289
Tokyu Corp	12,000	57,002
Tokyu Land Corp	4,000	19,784
TonenGeneral Sekiyu KK	4,000	36,841
Toppan Printing Co Ltd	4,000	31,490
Toray Industries Inc	18,000	134,376
Toshiba Corp	38,000	168,799
Tosoh Corp	10,000	27,865
TOTO Ltd	5,000	37,868
Toyo Seikan Kaisha Ltd	600	8,640
Toyo Suisan Kaisha Ltd	1,000	25,967
Toyota Motor Corp	2,760	120,176
Toyota Motor Corp ADR	12,153	1,055,123
Toyota Tsusho Corp	3,400	69,826
Trend Micro Inc	400	12,377
Tsumura & Co	1,500	43,439
Ube Industries Ltd	14,000	38,175
Unicharm Corp	1,500	79,306
UNY Co Ltd	5,200	56,725
Ushio Inc	900	12,765
USS Co Ltd	270	27,525
Wacoal Holdings Corp	3,000	35,743
West Japan Railway Co	1,700	68,393
Yahoo! Japan Corp	127	41,108
Yakult Honsha Co Ltd	600	20,682
Yamada Denki Co Ltd	620	38,948
Yamaguchi Financial Group Inc	2,000	18,285
Yamaha Corp	1,400	14,670
Yamaha Motor Co Ltd	2,800	37,926
Yamatake Corp	800	17,699
Yamato Holdings Co Ltd	2,600	40,439
Yamato Kogyo Co Ltd	1,600	46,855
Yamazaki Baking Co Ltd	2,000	28,755
Yaskawa Electric Corp	2,000	18,894
Yokogawa Electric Corp	3,800	38,776
Zeon Corp	4,000	37,216

		22,738,772

Luxembourg - 0.4%

ArcelorMittal	4,710	90,109
ArcelorMittal ‘NY’ (NYSE)	4,480	85,702
Millicom International Cellular SA SDR	688	78,036
SES SA FDR	2,371	58,820
Subsea 7 SA *	2,421	64,210
Tenaris SA	441	8,429
Tenaris SA ADR	1,900	72,637

		457,943

Mauritius - 0.1%

Golden Agri-Resources Ltd	113,000	70,537

Multi-National - 0.0%

HKT Trust & HKT Ltd *	2,608	2,042

Netherlands - 2.3%

Aegon NV ‘NY’ *	15,500	86,180
Akzo Nobel NV	2,143	126,424
ASML Holding NV	1,405	70,100
ASML Holding NV ‘NY’	2,400	120,336
Delta Lloyd NV	419	7,360
European Aeronautic Defence & Space Co NV	3,985	163,113
Fugro NV CVA	493	35,171
Gemalto NV	885	58,389
Heineken NV	2,588	143,805
ING Groep NV ADR *	37,058	308,323
Koninklijke Ahold NV	10,324	143,028
Koninklijke Boskalis Westminster NV	815	30,629
Koninklijke DSM NV	1,291	74,731
Koninklijke KPN NV	14,227	156,421
Koninklijke Philips Electronics NV	6,472	131,168
Koninklijke Philips Electronics NV ‘NY’	4,649	94,607
Koninklijke Vopak NV	562	32,369
QIAGEN NV (XETR) *	2,422	37,712
Randstad Holding NV	1,099	41,432
Reed Elsevier NV	4,285	54,701
Reed Elsevier NV ADR	1,235	31,530
SBM Offshore NV	1,377	28,121
STMicroelectronics NV	2,277	18,588
STMicroelectronics NV ‘NY’	2,700	22,113
TNT Express NV	4,920	60,839
Unilever NV ‘NY’	6,450	219,493
Unilever NV CVA	9,598	326,597
Wolters Kluwer NV	2,988	56,558

		2,679,838

New Zealand - 0.1%

Auckland International Airport Ltd	15,829	31,873
Contact Energy Ltd *	4,031	15,612
Fletcher Building Ltd (NZX)	5,348	29,522
Telecom Corp of New Zealand Ltd	9,312	18,492
Telecom Corp of New Zealand Ltd ADR (NYSE)	1,300	12,896

		108,395

Norway - 0.8%

Aker Solutions ASA	1,361	23,072
DnB ASA	9,433	121,157
Fred Olsen Energy ASA	553	21,704
Marine Harvest ASA	33,007	17,035
Norsk Hydro ASA	8,825	48,074
Orkla ASA	7,108	56,221
Petroleum Geo-Services ASA *	4,001	58,431
Schibsted ASA	1,909	70,707
Statoil ASA	9,023	244,644

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Statoil ASA ADR	2,200	$59,642
Storebrand ASA	4,286	21,692
Telenor ASA	7,031	130,354
TGS Nopec Geophysical Co ASA	497	13,649
Yara International ASA	2,454	116,951

		1,003,333

Papua New Guinea - 0.1%

Oil Search Ltd	10,176	73,526

Portugal - 0.2%

Banco Espirito Santo SA	2,884	5,266
Cimpor Cimentos de Portugal SGPS SA	1,552	10,359
EDP - Energias de Portugal SA	18,642	54,289
Galp Energia SGPS SA ‘B’	3,121	51,421
Jeronimo Martins SGPS SA *	2,513	51,223
Portugal Telecom SGPS SA	1,973	10,730
Portugal Telecom SGPS SA ADR	3,200	17,312

		200,600

Singapore - 1.4%

CapitaLand Ltd	29,000	71,931
City Developments Ltd	5,000	45,123
ComfortDelGro Corp Ltd	9,831	12,198
DBS Group Holdings Ltd	20,182	227,543
Fraser and Neave Ltd	13,000	69,269
Jardine Cycle & Carriage Ltd	1,000	38,398
Keppel Corp Ltd	13,800	120,593
Keppel Land Ltd	4,000	11,108
Olam International Ltd	18,000	33,771
Oversea-Chinese Banking Corp Ltd	24,832	176,126
Sakari Resources Ltd	11,000	20,375
SATS Ltd	8,000	15,869
SembCorp Industries Ltd	11,000	46,308
SembCorp Marine Ltd	12,000	50,368
Singapore Airlines Ltd	4,000	34,301
Singapore Exchange Ltd	11,000	60,701
Singapore Press Holdings Ltd	16,000	49,883
Singapore Technologies Engineering Ltd	17,000	44,046
Singapore Telecommunications Ltd	34,000	85,181
Singapore Telecommunications Ltd Board Lot 10	46,000	114,812
SMRT Corp Ltd	27,000	37,263
StarHub Ltd	8,000	19,728
United Industrial Corp Ltd	9,000	20,003
United Overseas Bank Ltd	12,090	176,768
UOL Group Ltd	4,000	15,076
Venture Corp Ltd	2,000	13,585
Wilmar International Ltd	17,000	66,507

		1,676,834

Spain - 2.6%

Abertis Infraestructuras SA	3,381	57,534
Acciona SA	165	11,526
Acerinox SA	977	12,549
ACS Actividades de Construccion y Servicios SA	1,324	33,904
Amadeus IT Holding SA ‘A’	2,488	46,927
Banco Bilbao Vizcaya Argentaria SA	34,324	272,876
Banco Bilbao Vizcaya Argentaria SA ADR	13,766	109,990
Banco de Sabadell SA	13,826	37,715
Banco Popular Espanol SA	7,391	26,529
Banco Santander SA	58,454	449,377
Banco Santander SA ADR	29,287	224,631
CaixaBank SA	9,684	37,746
Distribuidora Internacional de Alimentacion SA *	11,300	56,005
Ebro Foods SA	1,560	30,278
EDP Renovaveis SA *	5,905	29,374
Enagas SA	1,461	28,122
Ferrovial SA	3,726	42,838
Fomento de Construcciones y Contratas SA	118	2,638
Gas Natural SDG SA	3,510	56,057
Grifols SA *	991	21,176
Iberdrola SA	40,136	227,731
Inditex SA	2,447	234,329
International Consolidated Airlines Group SA *	13,807	39,484
Mapfre SA	13,005	41,884
Red Electrica Corp SA	930	45,488
Repsol YPF SA	3,259	81,874
Repsol YPF SA ADR	4,973	124,226
Telefonica SA	14,478	237,507
Telefonica SA ADR	27,654	453,802
Zardoya Otis SA	1,175	15,214

		3,089,331

Sweden - 2.8%

Alfa Laval AB	4,126	84,839
Assa Abloy AB ‘B’	2,741	86,199
Atlas Copco AB ‘A’	7,428	179,666
Atlas Copco AB ‘B’	4,652	100,219
Boliden AB	3,407	53,622
Electrolux AB ‘B’	2,145	45,340
Elekta AB ‘B’	1,235	62,533
Getinge AB ‘B’	1,869	53,204
Hennes & Mauritz AB ‘B’	10,319	373,277
Hexagon AB ‘B’	2,363	45,947
Husqvarna AB ‘B’	5,332	32,159
Lundin Petroleum AB *	2,639	56,622
Meda AB ‘A’	1,340	12,781
Modern Times Group AB ‘B’	577	31,827
Nordea Bank AB	26,669	242,591
Ratos AB ‘B’	1,160	16,109
Sandvik AB	9,548	137,768
Scania AB ‘B’	2,860	59,457
Securitas AB ‘B’	3,834	37,002
Skandinaviska Enskilda Banken AB ‘A’	15,740	111,878
Skanska AB ‘B’	4,284	74,303
SKF AB ‘B’	3,713	90,808
SSAB AB ‘A’	1,095	10,359
Svenska Cellulosa AB ‘B’	6,933	120,071
Svenska Handelsbanken AB ‘A’	5,579	177,924
Swedbank AB ‘A’	7,651	119,111
Swedish Match AB	1,925	76,651
Tele2 AB ‘B’	3,113	63,592
Telefonaktiebolaget LM Ericsson ‘A’	1,021	10,435
Telefonaktiebolaget LM Ericsson ‘B’	11,497	118,916
Telefonaktiebolaget LM Ericsson ADR	19,502	201,066
TeliaSonera AB	21,417	149,288
Volvo AB ‘A’	6,806	98,949
Volvo AB ‘B’	15,119	220,160

		3,354,673

Switzerland - 7.2%

ABB Ltd (XVTX)	1,871	38,436
ABB Ltd ADR	20,100	410,241
Actelion Ltd	836	30,590
Adecco SA	1,167	61,107
Aryzta AG	657	32,453
Baloise Holding AG	636	51,245
Banque Cantonale Vaudoise	27	14,317
Barry Callebaut AG	8	8,017
Cie Financiere Richemont SA ‘A’	5,107	320,659
Clariant AG *	1,895	26,170
Credit Suisse Group AG	6,020	171,510
Credit Suisse Group AG ADR	6,516	185,771
EMS-Chemie Holding AG	34	6,438
Galenica AG	61	39,881
Geberit AG	321	67,186

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
Givaudan SA	82	$79,119
Holcim Ltd	2,176	142,060
Julius Baer Group Ltd	2,184	88,211
Kuehne + Nagel International AG	452	61,108
Lindt & Spruengli AG	1	37,209
Nestle SA	32,691	2,057,400
Novartis AG	7,018	388,688
Novartis AG ADR	16,066	890,217
Partners Group Holding AG	230	44,871
PSP Swiss Property AG	103	9,159
Roche Holding AG (XSWX)	222	40,817
Roche Holding AG (XVTX)	6,901	1,201,510
Schindler Holding AG	240	28,703
SGS SA	48	93,441
Sika AG	20	43,332
Sonova Holding AG	337	37,468
Sulzer AG	437	62,183
Swiss Life Holding AG	276	32,846
Swiss Re AG	3,454	220,929
Swisscom AG	210	84,927
Syngenta AG	103	35,469
Syngenta AG ADR	4,185	288,053
The Swatch Group AG	293	135,078
The Swatch Group AG (Registered)	402	32,351
UBS AG (NYSE) *	12,300	172,446
UBS AG (XVTX) *	23,074	323,577
Zurich Financial Services AG	1,446	388,790

		8,483,983

United Kingdom - 19.4%

Aberdeen Asset Management PLC	12,855	52,841
Admiral Group PLC	2,694	51,161
Aggreko PLC	2,500	89,926
AMEC PLC	3,498	61,958
Anglo American PLC	12,537	468,239
Antofagasta PLC	3,300	60,964
ARM Holdings PLC	1,325	12,508
ARM Holdings PLC ADR	4,648	131,492
Ashmore Group PLC	1,763	10,366
Associated British Foods PLC	3,110	60,742
AstraZeneca PLC ADR	13,495	600,393
Aviva PLC	24,936	132,263
Babcock International Group PLC	3,081	39,235
BAE Systems PLC	27,714	132,855
Barclays PLC	19,953	75,355
Barclays PLC ADR	23,010	348,602
BG Group PLC	33,703	781,865
BHP Billiton PLC	5,427	166,178
BHP Billiton PLC ADR	7,971	489,260
BP PLC ADR	31,847	1,433,115
British American Tobacco PLC	13,765	695,142
British American Tobacco PLC ADR	2,679	271,168
British Sky Broadcasting Group PLC	3,060	33,070
British Sky Broadcasting Group PLC ADR	1,754	75,913
BT Group PLC	42,051	152,072
BT Group PLC ADR	3,650	131,984
Bunzl PLC	2,359	37,869
Burberry Group PLC	4,284	102,508
Cairn Energy PLC *	1	5
Capita PLC	7,035	82,408
Carnival PLC	1,157	36,997
Carnival PLC ADR	1,664	53,298
Centrica PLC	45,436	230,219
Cobham PLC	11,849	43,396
Compass Group PLC	16,466	172,567
Croda International PLC	998	33,634
Diageo PLC ADR	6,111	589,712
Eurasian Natural Resources Corp PLC	3,202	30,317
Experian PLC	9,019	140,517
Ferrexpo PLC	2,126	10,381
Fresnillo PLC	1,931	49,471
G4S PLC	12,914	56,265
Genting Singapore PLC *	54,000	73,206
GKN PLC	21,789	71,973
GlaxoSmithKline PLC	1,836	40,999
GlaxoSmithKline PLC ADR	24,304	1,091,493
HSBC Holdings PLC (LI)	6,138	54,483
HSBC Holdings PLC ADR	34,629	1,537,181
ICAP PLC	3,061	19,237
IMI PLC	2,849	44,311
Imperial Tobacco Group PLC	9,698	393,180
Informa PLC	7,398	52,310
Inmarsat PLC	1,411	10,387
InterContinental Hotels Group PLC	1,470	34,127
InterContinental Hotels Group PLC ADR	1,350	31,347
International Power PLC	19,942	129,131
Intertek Group PLC	2,073	83,218
Investec PLC	5,925	36,296
ITV PLC	51,218	72,325
J. Sainsbury PLC	14,201	70,691
John Wood Group PLC	2,846	32,687
Johnson Matthey PLC	2,490	93,988
Kazakhmys PLC	2,794	40,680
Kingfisher PLC	22,095	108,340
Legal & General Group PLC	35,366	73,977
Lloyds Banking Group PLC *	310,179	166,796
Lloyds Banking Group PLC ADR *	13,200	27,984
London Stock Exchange Group PLC	2,376	39,309
Lonmin PLC	523	8,566
Man Group PLC	10,938	23,639
Marks & Spencer Group PLC	12,977	78,627
Meggitt PLC	11,661	75,300
Mondi PLC	4,039	38,054
National Grid PLC	24,520	247,405
National Grid PLC ADR	2,349	118,578
Next PLC	1,347	64,212
Old Mutual PLC	53,952	136,920
Pearson PLC	2,651	49,527
Pearson PLC ADR	6,000	112,440
Pennon Group PLC	3,044	34,630
Petrofac Ltd	2,095	58,407
Prudential PLC	9,857	117,917
Prudential PLC ADR	7,546	181,330
Randgold Resources Ltd	856	74,959
Reckitt Benckiser Group PLC	6,254	353,720
Reed Elsevier PLC ADR	2,500	88,450
Resolution Ltd	11,684	48,853
Rexam PLC	7,451	50,994
Rio Tinto PLC	309	17,128
Rio Tinto PLC ADR	13,336	741,348
Rolls-Royce Holdings PLC *	16,609	215,622
Royal Dutch Shell PLC ‘A’ (LI)	433	15,116
Royal Dutch Shell PLC ‘B’	19,523	687,816
Royal Dutch Shell PLC ‘B’ ADR	21,460	1,515,720
RSA Insurance Group PLC	31,831	53,275
SABMiller PLC	9,560	383,647
Schroders PLC	1,647	41,634
Serco Group PLC	2,989	25,924
Severn Trent PLC	2,185	53,939
Shire PLC ADR	1,676	158,801
Smith & Nephew PLC ADR	1,821	91,961
Smiths Group PLC	2,893	48,729
SSE PLC	8,552	181,710
Standard Chartered PLC	24,059	599,942
Standard Life PLC	28,612	105,162
Tate & Lyle PLC	3,420	38,561
Tesco PLC	76,432	403,350
The Royal Bank of Scotland Group PLC *	161,074	71,195
The Royal Bank of Scotland Group PLC ADR *	3,700	32,708

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

	Shares	Value
The Sage Group PLC	9,575	$45,810
The Weir Group PLC	2,314	65,259
Tullow Oil PLC	7,972	194,592
Unilever PLC	1,404	46,347
Unilever PLC ADR	11,874	392,436
United Utilities Group PLC	6,352	61,106
Vedanta Resources PLC	445	8,732
Vodafone Group PLC	176,000	485,959
Vodafone Group PLC ADR	32,727	905,556
Whitbread PLC	1,249	36,828
WM Morrison Supermarkets PLC	17,587	83,809
Wolseley PLC	2,623	99,963
WPP PLC ADR	2,175	148,705
Xstrata PLC	19,537	334,582

		23,013,387

United States - 0.1%

Synthes Inc ~	352	61,088

Total Common Stocks
(Cost $112,282,420)		116,351,216

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.010% due 04/02/12 (Dated 03/30/12, repurchase price of $1,156,429; collateralized by Fannie Mae: 0.550% due 10/18/13 and value $1,182,902)	$1,156,428	1,156,428

Total Short-Term Investment
(Cost $1,156,428)		1,156,428

TOTAL INVESTMENTS - 99.3%
(Cost $113,461,418)		117,529,470

OTHER ASSETS & LIABILITIES, NET - 0.7%		801,077

NET ASSETS - 100.0%		$118,330,547

Notes to Schedule of Investments

(a)	As of March 31, 2012, the portfolio was diversified as a percentage of net assets as follows:

Financials	21.9%
Industrials	12.4%
Materials	11.3%
Energy	10.7%
Consumer Staples	10.2%
Consumer Discretionary	10.0%
Health Care	8.4%
Telecommunication Services	5.0%
Information Technology	4.5%
Utilities	3.9%
Short-Term Investment	1.0%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2012 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 1D to Supplemental Notes to Schedule of Investments) as of March 31, 2012:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2012	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Rights (1)	$344	$-	$344	$-
	Preferred Stocks (1)	21,482	-	21,482	-
	Common Stocks
	Australia	8,699,786	1,778,166	6,921,620	-
	Austria	277,546	-	277,546	-
	Belgium	1,041,049	529,966	511,083	-
	Bermuda	685,251	-	685,251	-
	Canada	12,867,932	12,867,932	-	-
	Cayman	228,182	-	228,182	-
	Cyprus	18,960	-	18,960	-
	Denmark	1,206,124	449,004	757,120	-
	Finland	866,927	107,604	759,323	-
	France	9,132,337	686,045	8,446,292	-
	Germany	8,615,352	1,339,265	7,276,087	-
	Greece	53,841	10,572	43,269	-
	Hong Kong	2,502,849	-	2,502,849	-
	Ireland	349,641	135,366	214,275	-
	Israel	601,743	451,354	150,389	-
	Italy	2,189,414	255,669	1,933,745	-
	Japan	22,738,772	3,516,774	19,221,998	-
	Luxembourg	457,943	158,339	299,604	-
	Mauritius	70,537	-	70,537	-
	Multi-National	2,042	-	2,042	-
	Netherlands	2,679,838	882,582	1,797,256	-
	New Zealand	108,395	12,896	95,499	-
	Norway	1,003,333	59,642	943,691	-
	Papua New Guinea	73,526	-	73,526	-
	Portugal	200,600	17,312	183,288	-
	Singapore	1,676,834	-	1,676,834	-
	Spain	3,089,331	912,649	2,176,682	-
	Sweden	3,354,673	201,066	3,153,607	-
	Switzerland	8,483,983	1,946,728	6,537,255	-
	United Kingdom	23,013,387	11,300,975	11,712,412	-
	United States	61,088	-	61,088	-

		116,351,216	37,619,906	78,731,310	-
	Short-Term Investment	1,156,428	-	1,156,428	-

	Total	$117,529,470	$37,619,906	$79,909,564	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

During the period ended March 31, 2012, an investment with an aggregate value of $2,042 was transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
March 31, 2012 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
”	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
∧	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of March 31, 2012. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ψ	Investments were in default as of March 31, 2012.
±	The security is a perpetual bond and has no definite maturity date.
¥	Unsettled position. Contract rates do not take effect until settlement date.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of March 31, 2012.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A under the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
◊	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, delayed delivery securities, futures contracts, swap contracts and/or reverse repurchase agreements as of March 31, 2012.
+	The values of these investments were determined by a Trustee Valuation Committee or determined by a Board approved valuation committee and then subsequently approved by the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 1C in Supplemental Notes to Schedules of Investments).
Δ	Illiquid investments. Investments were reported as illiquid by the portfolio manager pursuant to the Fund’s policy and procedures (See Note 2 in Supplemental Notes to Schedules of Investments).

Counterparty Abbreviations:

ADV	Advantage
BOA	Bank of America
BRC	Barclays
BNP	BNP Paribas
BNS	Bank of Nova Scotia
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SSB	State Street Bank
UBS	UBS
WBC	Westpac Banking Corp

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Francs
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt
CDI	CHESS Depository Interests (Receipts)
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
LIBOR	London Interbank Offered Rate
NA	Not Applicable
NVDR	Non Voting Depository Receipt
‘NY’	New York Shares
OTC	Over the Counter
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

Note:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2012 (Unaudited)

1. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY AND PROCEDURES

The Pacific Select Fund’s (the “Fund”) Board of Trustees (the “Board”) has adopted procedures (“Fund Procedures”) for determining the value of its investments each business day. Under the Fund Procedures, the Board has delegated its authority to a Trustee Valuation Committee or another valuation committee to determine the value of the Fund’s assets each business day. Each valuation committee that values the Funds investments does so in accordance with the Fund Procedures, which includes using third party pricing services and/or alternate valuation methodologies approved by the Board. Notes 1B and 1C below describe in greater detail the methodologies used to value the Fund’s investments.

B. NET ASSET VALUE

Each portfolios of the Fund is divided into shares. The price per share of each class of a portfolio’s shares is called its net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total value of a portfolio’s assets (the value of the securities and other investments a portfolio holds), subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding. The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. The valuation of investments held by the portfolios of the Fund is discussed in further detail below.

Each portfolio’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, the value of investments held by each portfolio is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of an investment or the NAV determined earlier that day.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

C. INVESTMENT VALUATION

For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Fund’s Board.

Money Market Instruments and Short-Term Investments

The investments of the Cash Management Portfolio and money market and short-term investments in other portfolios maturing within 60 days are valued at amortized cost in accordance with the Investment Company Act of 1940 (the “1940 Act”), as amended. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Domestic Equity Investments

For domestic equity investments, the portfolios use the last reported sale price or official closing price as of the time of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close.

Foreign Equity Investments

Foreign equity investments are normally priced based on data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Fund then may adjust for market events that occur between the close of certain foreign exchanges and the NYSE. The Fund has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine the appropriate adjustments for market events. Quotations of foreign investments in foreign currencies are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Over-the-Counter (“OTC”) Investments and Certain Equity Investments

OTC investments, including options contracts and listed investments for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services that use evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing processes approved by the Board.

Domestic and Foreign Fixed Income Investments

Fixed income investments are generally valued by approved pricing and quotation services using the mean between the most recent bid and ask prices which are based upon evaluated prices determined from various observable market and other factors. Certain bonds are valued by benchmark, matrix, or other pricing processes approved by the Board.

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

Pacific Dynamix Portfolios

The investments of Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth (collectively, the “Pacific Dynamix Portfolios”) consist of Class P shares of the PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets, and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Portfolios”), which are valued at their respective NAVs at the time of computation.

Portfolio Optimization Portfolios

The investments of the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios (collectively, the “Portfolio Optimization Portfolios”) consist of Class P shares of the Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Real Estate, Emerging Markets, International Large-Cap, International Small-Cap, and International Value Portfolios (collectively the “Portfolio Optimization Underlying Portfolios”), which are valued at their respective NAVs at the time of computation.

Feeder Portfolios

The NAVs of the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Asset Allocation Portfolio are determined by the Fund based upon the NAVs of the Master Funds at the time of computation. The NAVs of the Master Funds are determined by the management of the Master Funds and not Pacific Select Fund. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information.

Investment Values Determined by a Trustee Valuation Committee or a Valuation Committee Approved by the Board

The Board has adopted Fund Procedures that include methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, a Trustee Valuation Committee or other valuation committee will determine the value of such investments in accordance with alternative valuation methodologies under the Fund Procedures which may include, among others, the use of broker quotes, the use of a purchase price for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or Board approved alternate valuation methodologies are not readily available or reliable, the value of the investments will be determined in good faith by a Trustee Valuation Committee or determined by a Board approved valuation committee and then subsequently approved by the Board. Valuations determined by a Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a portfolio would actually realize if the investments were sold.

Market quotations are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Fund characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 –	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

Under the Fund Procedures, a valuation committee approved by the Board (“VOC”) determines which Level each portfolio’s investments are characterized. The VOC includes members of the Fund’s adviser, its administrator, and the Fund’s Chief Compliance Officer (“CCO”). The VOC reviews the Fund Procedures periodically (at least annually) to determine the validity and accuracy of the inputs and methodologies used to value the Fund’s investments, including, but not limited to, re-evaluating the three-tier hierarchy and the validity of third party pricing sources. The VOC also periodically (at least annually) conducts back testing of the methodologies used to value Level 3 investments to substantiate the unobservable inputs used to value those investments. Such back-testing includes comparing Level 3 investment values to exchange-traded prices, transaction prices, and observable vendor prices. All changes to the Fund Procedures are reported to the Board on a quarterly basis with material changes, as determined by the Fund’s CCO, requiring approval by the Board. In addition, all investments categorized as Level 3 under the three-tier hierarchy are reported to the Chairman of the Audit Committee on a quarterly basis and such report includes the inputs and methodologies used to value those investments.

The inputs or methodologies used for valuing each portfolio’s investments are not necessarily an indication of the relative risks associated with investing in those investments. For example, money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 1C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Fund presents a reconciliation of the beginning to ending balances for

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reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A summary of each portfolio’s investments as of March 31, 2012 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Fund currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in mutual funds, including affiliated mutual funds, are valued at their respective NAV per share and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government & Agency Issues

Corporate bonds held by the Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government & Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government & Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts

Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC options contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps

Interest Rate Swaps — Interest rate swaps that are actively traded and cleared on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps — Credit default swaps that are actively traded and cleared on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps — Total return swaps that are actively traded and cleared on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Total return swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

2. INVESTMENTS AND RISKS

General Investment Risks

An investment in the Fund represents an indirect investment in the assets owned by the Fund. As with any mutual fund, the value of these investments may move up or down, and as a result, an investment in the Fund at any point in time may be worth more or less than the original investment. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of the Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of the Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the Adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets,

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strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

Fund of Funds Investments

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. The annual report for the Pacific Dynamix Underlying Portfolios contains information about the risks associated with investing in the Pacific Dynamix Underlying Portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several Pacific Dynamix Underlying Portfolios (see Note 4).

The Portfolio Optimization Portfolios are exposed to the same risks as the Portfolio Optimization Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Portfolio Optimization Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Portfolio Optimization Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several Portfolio Optimization Underlying Portfolios (see Note 4).

Equity Investments

The price of equity investments changes in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions, and many of the General Investment Risk factors noted above.

Fixed Income Investments

Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a portfolio’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile. The foreign investments of the Cash Management Portfolio must be denominated in U.S. dollars.

Illiquid Investments

Each portfolio may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the Cash Management Portfolio), taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a portfolio may not be able to sell such investments quickly for their full value. The value of Illiquid Investments held by each portfolio as of March 31, 2012 was less than 15% of its net assets (5% of total assets for the Cash Management Portfolio).

Senior Loan Participations and Assignments

Certain portfolios may invest in Senior Loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrower”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

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When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance with the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of March 31, 2012, no participation interest in Senior Loans was held by any of the portfolios.

Inflation-Indexed Bonds

Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

Mortgage dollar rolls, principally on a forward commitment basis, involve a portfolio selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not substantially the same securities at an agreed-upon price on a fixed date in the future. A portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are reported as interest income.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the United States Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency)

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residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Short Sales

Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are reflected as liabilities.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long equity positions. Leverage could magnify gains or losses and, therefore, increase a portfolio’s volatility.

Repurchase Agreements

Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s ) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the Adviser or the applicable portfolio manager. Such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Reverse Repurchase Agreements

Certain portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a portfolio may decline below the repurchase price of the security. A portfolio will segregate assets determined to be liquid by the portfolio manager or otherwise cover its obligations under reverse repurchase agreements.

Segregation and Collateral

If a portfolio engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Fund’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a portfolio could experience a delay in selling investments that are segregated as collateral.

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3. DERIVATIVE INVESTMENTS AND RISKS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and currencies.

Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in fixed income (debt) investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to a portfolio by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

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Credit Related Contingent Features

Certain portfolios are parties to various agreements, including but not limited to International Swaps and Derivatives Agreements, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a portfolio or its counterparties to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a portfolio or its counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the other counterparty. Any election made by a counterparty to early terminate a transaction could have a material adverse impact on a portfolio’s financial statements. To reduce credit and counterparty risk associated with transactions, a portfolio may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A portfolio’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons a portfolio invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options Contracts – An options contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an options contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the portfolio is included as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a portfolio to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A portfolio records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing

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transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Swaps Agreements – Swaps are privately negotiated agreements between the portfolios and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals and may be executed in the over-the-counter market or in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. Payments received or made at the beginning of the measurement period represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are included in the calculation of realized gain or loss, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a portfolio are included as part of realized gain or loss.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain portfolios hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain portfolios enter into interest rate swap agreements.

A portfolio investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

A portfolio investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation

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with the lowest value following a credit event). A portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A portfolio may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A portfolio may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2012 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

Total Return Swaps – A portfolio investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the

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counterparty. A portfolio’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover a portfolio’s exposure to the counterparty.

4. INVESTMENTS IN AFFILIATED PORTFOLIOS

The 1940 Act, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period and requires such fund to provide a summary of transactions during the reporting period and its total investments in the underlying fund as of the end of the reporting period. As of March 31, 2012, the American Funds Growth-Income Portfolio owned more than 5% of the outstanding voting shares of the Growth-Income Master Fund. A summary of transactions for the period ended March 31, 2012 and total investments by the American Funds Growth-Income Portfolio and each of the Pacific Dynamix Portfolios and Portfolio Optimization Portfolios in the Growth-Income Master Fund, and each of the Pacific Dynamix Underlying Portfolios and Portfolio Optimization Underlying Portfolios, respectively, as of March 31, 2012 is as follows:

	Value as of			Net	Change in	As of March 31, 2012
	January 1,	Purchase	Sales	Realized	Unrealized		Share	Ownership
Portfolio/Master Fund	2012	Cost	Proceeds	Gain	Appreciation	Value	Balance	Percentage
American Funds Growth-Income
American Funds Insurance Series® Growth-Income Fund-Class 1	$1,147,620,269	$2,043,550	$7,348,196	$2,329,002	$125,172,306	$1,269,816,931	34,347,226	5.08%

				Net
	Value as of			Realized	Change in	As of March 31, 2012
Portfolio/Pacific Dynamix	January 1,	Purchase	Sales	Gain	Unrealized		Share	Ownership
Underlying Portfolio	2012	Cost	Proceeds	(Loss)	Appreciation	Value	Balance	Percentage
Pacific Dynamix – Conservative Growth
PD Aggregate Bond Index ‘P’	$71,128,385	$24,027,654	$463,322	$15,604	$95,776	$94,804,097	8,659,963	34.57%
PD High Yield Bond Market ‘P’	8,030,403	912,936	51,480	(2,757)	419,949	9,309,051	808,753	10.69%
PD Large-Cap Growth Index ‘P’	15,303,460	581,858	520,123	74,650	2,170,490	17,610,335	1,099,966	13.60%
PD Large-Cap Value Index ‘P’	18,481,779	2,390,161	656,352	67,486	2,036,789	22,319,863	1,464,244	14.51%
PD Small-Cap Growth Index ‘P’	2,657,343	-	17,160	2,478	346,002	2,988,663	192,330	7.99%
PD Small-Cap Value Index ‘P’	4,066,732	1,461,933	62,899	1,707	510,784	5,978,257	424,614	13.11%
PD Emerging Markets ‘P’	1,283,468	-	8,580	(1,421)	169,995	1,443,462	95,747	3.35%
PD International Large-Cap ‘P’	13,578,082	2,163,595	296,668	19,274	1,467,067	16,931,350	1,295,266	14.31%

Total	$134,529,652	$31,538,137	$2,076,584	$177,021	$7,216,852	$171,385,078

Pacific Dynamix – Moderate Growth
PD Aggregate Bond Index ‘P’	$101,029,332	$31,693,549	$1,757,901	$135,322	$92,709	$131,193,011	11,983,940	47.83%
PD High Yield Bond Market ‘P’	14,578,711	4,173,726	251,129	(2,901)	757,654	19,256,061	1,672,931	22.12%
PD Large-Cap Growth Index ‘P’	47,162,002	9,539,565	935,923	241,635	6,929,455	62,936,734	3,931,116	48.60%
PD Large-Cap Value Index ‘P’	57,215,013	11,859,971	1,096,643	296,061	6,346,268	74,620,670	4,895,319	48.53%
PD Small-Cap Growth Index ‘P’	7,940,681	4,228,541	452,297	90,493	1,220,077	13,027,495	838,361	34.85%
PD Small-Cap Value Index ‘P’	11,043,151	3,573,810	306,189	73,534	1,381,058	15,765,364	1,119,757	34.56%
PD Emerging Markets ‘P’	7,364,710	6,838,222	851,511	80,573	1,232,751	14,664,745	972,737	34.06%
PD International Large-Cap ‘P’	43,121,746	6,974,214	791,550	96,658	4,856,887	54,257,955	4,150,791	45.85%

Total	$289,455,346	$78,881,598	$6,443,143	$1,011,375	$22,816,859	$385,722,035

Pacific Dynamix – Growth
PD Aggregate Bond Index ‘P’	$38,146,962	$10,174,323	$133,945	$7,941	$67,069	$48,262,350	4,408,567	17.60%
PD Large-Cap Growth Index ‘P’	37,658,985	5,614,060	133,945	40,420	5,780,357	48,959,877	3,058,102	37.80%
PD Large-Cap Value Index ‘P’	44,266,817	7,577,250	154,037	40,698	5,094,007	56,824,735	3,727,858	36.96%
PD Small-Cap Growth Index ‘P’	10,912,458	1,704,391	136,898	41,035	1,504,792	14,025,778	902,603	37.52%
PD Small-Cap Value Index ‘P’	13,276,199	2,705,920	71,542	17,009	1,568,991	17,496,577	1,242,719	38.35%
PD Emerging Markets ‘P’	9,124,860	1,712,917	185,485	52,287	1,248,808	11,953,387	792,888	27.76%
PD International Large-Cap ‘P’	35,530,473	5,745,175	127,247	14,332	3,945,502	45,108,235	3,450,828	38.12%

Total	$188,916,754	$35,234,036	$943,099	$213,722	$19,209,526	$242,630,939

				Net
	Value as of			Realized	Change in	As of March 31, 2012
	January 1,	Purchase	Sales	Gain	Unrealized		Share	Ownership
Portfolio/Portfolio Optimization Underlying Portfolio	2012	Cost	Proceeds	(Loss)	Appreciation	Value	Balance	Percentage
Portfolio Optimization Conservative
Diversified Bond ‘P’	$573,655,993	$2,363,926	$85,161,080	$3,002,998	$9,377,285	$503,239,122	47,101,897	17.03%
Floating Rate Loan ‘P’	283,651,713	-	16,300,133	293,440	8,902,923	276,547,943	35,952,110	27.52%
High Yield Bond ‘P’	217,183,953	2,915,800	65,945,257	648,840	9,143,834	163,947,170	24,577,317	16.54%
Inflation Managed ‘P’	356,704,694	-	29,365,303	1,979,557	4,322,011	333,640,959	25,049,685	15.81%
Inflation Protection ‘P’	248,642,056	-	13,525,739	545,507	1,009,612	236,671,436	22,528,741	16.42%
Managed Bond ‘P’	754,067,101	4,309,826	130,628,092	2,017,123	18,087,798	647,853,756	52,606,895	13.80%
Short Duration Bond ‘P’	387,021,749	-	16,987,287	73,549	5,120,624	375,228,635	39,160,848	23.73%
Comstock ‘P’	105,258,611	-	10,145,539	501,042	12,706,530	108,320,644	11,444,484	5.18%
Equity Index ‘P’	70,092,158	-	6,151,350	467,378	8,130,752	72,538,938	2,321,078	4.27%
Large-Cap Growth ‘P’	68,501,214	-	6,901,054	793,954	12,175,309	74,569,423	10,423,460	6.45%
Large-Cap-Value ‘P’	141,427,719	-	11,956,878	725,451	14,757,104	144,953,396	11,097,356	5.45%
Long/Short Large Cap ‘P’	69,704,939	-	6,716,833	450,086	9,523,373	72,961,565	7,068,312	4.78%
Mid-Cap Equity ‘P’	103,306,701	-	8,806,385	133,035	11,337,781	105,971,132	6,844,276	6.97%
International Large-Cap ‘P’	103,844,286	-	10,493,855	(166,074)	14,936,509	108,120,866	15,896,850	5.14%
International Value ‘P’	69,303,323	-	6,631,916	(326,236)	8,336,337	70,681,508	6,695,858	5.50%

Total	$3,552,366,210	$9,589,552	$425,716,701	$11,139,650	$147,867,782	$3,295,246,493

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

				Net
	Value as of			Realized	Change in	As of March 31, 2012
	January 1,	Purchase	Sales	Gain	Unrealized		Share	Ownership
Portfolio/Portfolio Optimization Underlying Portfolio	2012	Cost	Proceeds	(Loss)	Appreciation	Value	Balance	Percentage

Portfolio Optimization Moderate-Conservative
Diversified Bond ‘P’	$493,005,685	$47,631,742	$9,744,976	$276,823	$10,880,331	$542,049,605	50,734,460	18.34%
Floating Rate Loan ‘P’	245,207,193	22,009,805	3,390,743	5,800	7,968,849	271,800,904	35,334,980	27.05%
High Yield Bond ‘P’	206,271,405	-	5,406,578	26,119	10,616,787	211,507,733	31,707,120	21.34%
Inflation Managed ‘P’	329,160,023	38,272,441	8,075,847	452,137	5,241,351	365,050,105	27,407,876	17.30%
Inflation Protection ‘P’	205,515,466	33,070,038	5,184,283	171,365	1,036,345	234,608,931	22,332,412	16.27%
Managed Bond ‘P’	697,505,591	59,751,554	11,265,952	83,665	19,469,967	765,544,825	62,163,623	16.30%
Short Duration Bond ‘P’	324,604,521	49,003,283	1,955,786	(4,901)	4,403,046	376,050,163	39,246,587	23.78%
American Funds Growth ‘P’	39,040,256	-	-	-	5,735,082	44,775,338	4,872,767	7.68%
Comstock ‘P’	161,124,021	285,899	5,992,719	345,076	20,239,705	176,001,982	18,595,272	8.42%
Dividend Growth ‘P’	82,408,868	-	3,155,334	133,539	8,077,957	87,465,030	7,938,909	9.65%
Equity Index ‘P’	123,451,866	-	5,917,221	338,733	14,847,395	132,720,773	4,246,757	7.81%
Growth LT ‘P’	39,408,776	634,871	1,955,029	129,449	6,371,430	44,589,497	2,056,533	6.54%
Large-Cap Growth ‘P’	79,568,328	772,460	4,860,021	530,058	14,710,656	90,721,481	12,681,226	7.84%
Large-Cap Value ‘P’	207,351,450	-	8,725,790	376,112	22,493,594	221,495,366	16,957,263	8.33%
Long/Short Large-Cap ‘P’	119,969,376	761,520	5,141,137	345,702	17,065,185	133,000,646	12,884,729	8.72%
Main Street Core ‘P’	83,126,769	-	5,219,735	417,924	11,952,360	90,277,318	4,028,103	9.87%
Mid-Cap Equity ‘P’	78,643,844	1,390,936	2,379,345	69,670	8,875,610	86,600,715	5,593,214	5.70%
Mid-Cap Growth ‘P’	73,332,831	4,844,608	2,215,272	(2,099)	12,964,397	88,924,465	8,199,494	9.59%
Mid-Cap Value ‘P’	77,558,974	2,100,166	1,890,369	24,166	9,269,539	87,062,476	5,777,667	8.01%
Small-Cap Equity ‘P’	40,540,644	-	2,126,505	140,040	4,372,469	42,926,648	2,809,272	4.25%
Emerging Markets ‘P’	36,393,780	2,602,308	1,683,961	(36,055)	5,600,653	42,876,725	2,668,143	3.67%
International Large-Cap ‘P’	148,874,913	8,261,948	4,227,329	(38,177)	21,987,697	174,859,052	25,709,266	8.31%
International Small-Cap ‘P’	73,104,128	5,001,289	2,784,720	(91,767)	10,653,155	85,882,085	10,190,635	7.02%
International Value ‘P’	73,585,241	4,692,568	1,114,586	(40,931)	8,824,949	85,947,241	8,142,024	6.69%

Total	$4,038,753,949	$281,087,436	$104,413,238	$3,652,448	$263,658,509	$4,482,739,104

Portfolio Optimization Moderate
Diversified Bond ‘P’	$1,190,680,322	$2,956,609	$11,376,693	$313,520	$26,824,697	$1,209,398,455	113,196,609	40.91%
Floating Rate Loan ‘P’	444,015,470	1,328,343	3,290,576	5,921	14,499,039	456,558,197	59,354,014	45.43%
High Yield Bond ‘P’	600,106,848	-	15,538,861	347,432	30,903,354	615,818,773	92,317,379	62.12%
Inflation Managed ‘P’	892,570,161	1,719,488	10,563,985	590,333	14,988,458	899,304,455	67,519,567	42.62%
Inflation Protection ‘P’	593,851,702	1,971,520	7,479,854	248,864	3,277,957	591,870,189	56,340,092	41.06%
Managed Bond ‘P’	2,083,493,596	3,114,444	16,234,221	121,356	58,590,976	2,129,086,151	172,885,641	45.34%
Short Duration Bond ‘P’	441,334,506	2,174,333	2,493,168	(6,353)	5,987,180	446,996,498	46,650,923	28.26%
American Funds Growth ‘P’	149,312,814	-	-	-	21,934,312	171,247,126	18,636,317	29.37%
American Funds Growth-Income ‘P’	462,470,384	-	-	-	50,912,357	513,382,741	51,125,551	48.27%
Comstock ‘P’	730,819,262	-	45,280,051	2,924,010	90,303,807	778,767,028	82,279,669	37.25%
Dividend Growth ‘P’	298,462,875	-	11,044,668	656,668	29,311,677	317,386,552	28,808,118	35.03%
Equity Index ‘P’	593,855,703	-	42,609,821	3,661,204	69,982,370	624,889,456	19,995,014	36.78%
Growth LT ‘P’	286,516,688	2,377,362	32,657,978	2,669,922	44,438,296	303,344,290	13,990,683	44.50%
Large-Cap Growth ‘P’	430,630,708	3,022,587	60,452,615	7,991,975	74,451,102	455,643,757	63,690,777	39.39%
Large-Cap Value ‘P’	1,053,432,933	-	81,543,515	6,200,957	110,797,907	1,088,888,282	83,363,213	40.95%
Long/Short Large-Cap ‘P’	576,750,188	2,405,763	41,679,607	3,400,018	80,381,067	621,257,429	60,185,676	40.73%
Main Street Core ‘P’	298,876,402	-	30,277,484	3,610,116	41,369,326	313,578,360	13,991,621	34.28%
Mid-Cap Equity ‘P’	425,626,633	6,187,506	6,383,994	185,014	48,267,114	473,882,273	30,606,271	31.18%
Mid-Cap Growth ‘P’	263,471,644	17,203,175	15,170,534	193,541	46,483,655	312,181,481	28,785,444	33.67%
Mid-Cap Value ‘P’	417,954,758	11,229,584	5,989,139	124,788	50,074,808	473,394,799	31,415,573	43.55%
Small-Cap Equity ‘P’	146,762,174	-	9,151,759	591,364	15,725,993	153,927,772	10,073,579	15.23%
Small-Cap Growth ‘P’	140,732,912	2,784,606	4,439,413	163,411	16,936,123	156,177,639	12,103,949	32.49%
Small-Cap Value ‘P’	147,623,308	-	3,507,355	136,615	10,285,993	154,538,561	10,364,140	44.79%
Emerging Markets ‘P’	391,729,755	27,608,736	26,857,694	(462,499)	60,538,471	452,556,769	28,161,814	38.77%
International Large-Cap ‘P’	667,485,217	37,239,841	24,633,178	(15,048)	98,785,177	778,862,009	114,514,920	37.04%
International Small-Cap ‘P’	391,624,279	27,675,495	10,712,888	(318,472)	57,181,139	465,449,553	55,229,521	38.07%
International Value ‘P’	393,644,027	27,481,983	-	-	47,160,708	468,286,718	44,362,116	36.45%

Total	$14,513,835,269	$178,481,375	$519,369,051	$33,334,657	$1,220,393,063	$15,426,675,313

Portfolio Optimization Growth
Diversified Bond ‘P’	$638,596,185	$89,298	$6,357,929	$186,468	$14,370,212	$646,884,234	60,546,713	21.88%
Inflation Managed ‘P’	507,685,015	67,006	4,625,050	259,681	8,620,656	512,007,308	38,441,388	24.27%
Inflation Protection ‘P’	379,193,521	75,308	3,204,024	104,778	2,155,401	378,324,984	36,012,735	26.25%
Managed Bond ‘P’	1,025,850,739	86,790	10,690,010	98,488	28,774,025	1,044,120,032	84,784,432	22.24%
Short Duration Bond ‘P’	380,342,943	85,512	2,364,215	(4,257)	5,149,930	383,209,913	39,993,817	24.23%
American Funds Growth ‘P’	261,269,281	-	-	-	38,380,911	299,650,192	32,610,043	51.39%
American Funds Growth-Income ‘P’	404,618,019	-	-	-	44,543,517	449,161,536	44,730,041	42.23%
Comstock ‘P’	770,932,556	-	44,660,863	2,201,403	95,448,309	823,921,405	87,050,399	39.41%
Dividend Growth ‘P’	386,482,828	-	11,002,099	499,954	38,250,222	414,230,905	37,598,356	45.71%
Equity Index ‘P’	643,311,290	-	30,276,578	2,041,427	77,469,406	692,545,545	22,159,852	40.76%
Growth LT ‘P’	249,218,403	32,068	14,133,731	1,071,213	39,785,651	275,973,604	12,728,307	40.49%
Large-Cap Growth ‘P’	371,100,002	94,417	22,167,977	2,682,927	68,332,404	420,041,773	58,714,262	36.31%
Large-Cap Value ‘P’	915,832,970	-	45,895,380	2,442,546	98,655,358	971,035,494	74,340,628	36.52%
Long/Short Large-Cap ‘P’	503,425,699	-	23,469,566	1,578,812	71,192,752	552,727,697	53,546,708	36.24%
Main Street Core ‘P’	388,572,248	-	25,160,237	2,471,607	55,829,327	421,712,945	18,816,502	46.11%
Mid-Cap Equity ‘P’	626,152,494	21,869	15,295,571	425,288	70,341,837	681,645,917	44,024,941	44.86%
Mid-Cap Growth ‘P’	348,653,635	606,801	-	-	59,826,882	409,087,318	37,720,880	44.13%

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

				Net
	Value as of			Realized	Change in	As of March 31, 2012
	January 1,	Purchase	Sales	Gain	Unrealized		Share	Ownership
Portfolio/Portfolio Optimization Underlying Portfolio	2012	Cost	Proceeds	(Loss)	Appreciation	Value	Balance	Percentage
Mid-Cap Value ‘P’	369,499,733	135,663	2,039,420	37,895	43,858,579	411,492,450	27,307,590	37.85%
Small-Cap Equity ‘P’	642,321,480	-	38,414,993	2,097,392	68,912,881	674,916,760	44,168,945	66.81%
Small-Cap Growth ‘P’	248,846,509	39,050	8,621,414	313,343	29,690,803	270,268,291	20,946,107	56.23%
Small-Cap Value ‘P’	127,945,329	-	3,125,714	80,212	8,909,215	133,809,042	8,973,913	38.78%
Real Estate ‘P’	259,397,312	-	14,163,818	639,192	28,040,381	273,913,067	16,053,423	76.49%
Emerging Markets ‘P’	461,370,847	832,858	-	-	69,088,724	531,292,429	33,061,396	45.51%
International Large-Cap ‘P’	707,336,857	980,989	-	-	101,997,514	810,315,360	119,139,460	38.53%
International Small-Cap ‘P’	461,191,263	847,055	-	-	65,417,556	527,455,874	62,587,095	43.15%
International Value ‘P’	463,721,461	868,108	-	-	53,998,570	518,588,139	49,127,311	40.37%

Total	$12,542,868,619	$4,862,792	$325,668,589	$19,228,369	$1,287,041,023	$13,528,332,214

Portfolio Optimization Aggressive-Growth
Diversified Bond ‘P’	$53,513,290	$-	$248,745	$8,011	$1,216,897	$54,489,453	5,100,074	1.84%
Managed Bond ‘P’	108,572,429	-	2,783,314	32,216	3,004,041	108,825,372	8,836,817	2.32%
American Funds Growth ‘P’	58,773,700	-	-	-	8,633,959	67,407,659	7,335,776	11.56%
American Funds Growth-Income ‘P’	91,020,698	-	-	-	10,020,271	101,040,969	10,062,230	9.50%
Comstock ‘P’	189,926,163	-	10,137,355	328,951	23,569,685	203,687,444	21,520,345	9.74%
Dividend Growth ‘P’	80,588,988	-	1,635,600	49,597	8,036,137	87,039,122	7,900,251	9.61%
Equity Index ‘P’	161,494,696	-	5,211,317	288,804	19,705,062	176,277,245	5,640,463	10.38%
Growth LT ‘P’	53,437,338	-	4,373,982	249,679	8,396,089	57,709,124	2,661,629	8.47%
Large-Cap Growth ‘P’	102,805,478	-	6,753,293	904,431	18,848,892	115,805,508	16,187,521	10.01%
Large-Cap Value ‘P’	218,667,845	-	9,722,475	239,073	23,649,550	232,833,993	17,825,327	8.75%
Long/Short Large-Cap ‘P’	132,817,807	-	6,586,655	437,577	18,744,063	145,412,792	14,087,183	9.53%
Main Street Core ‘P’	81,744,432	-	4,876,580	403,268	11,796,033	89,067,153	3,974,107	9.74%
Mid-Cap Equity ‘P’	161,645,661	-	8,073,907	71,129	17,979,930	171,622,813	11,084,471	11.29%
Mid-Cap Growth ‘P’	101,572,275	-	2,037,628	10,401	17,376,630	116,921,678	10,781,045	12.61%
Mid-Cap Value ‘P’	107,230,908	-	4,668,063	(5,901)	12,621,486	115,178,430	7,643,507	10.59%
Small-Cap Equity ‘P’	133,625,292	-	9,869,878	519,815	14,201,414	138,476,643	9,062,402	13.71%
Small-Cap Growth ‘P’	53,756,820	-	5,959,220	173,608	6,237,193	54,208,401	4,201,214	11.28%
Small-Cap Index ‘P’	54,421,223	-	7,126,989	159,265	6,383,084	53,836,583	4,346,364	100.00%
Small-Cap Value ‘P’	53,425,895	-	478,554	3,492	3,756,612	56,707,445	3,803,089	16.43%
Real Estate ‘P’	80,007,087	-	4,682,743	262,551	8,624,753	84,211,648	4,935,453	23.51%
Emerging Markets ‘P’	125,768,411	-	3,895,659	(71,396)	18,877,110	140,678,466	8,754,174	12.05%
International Large-Cap ‘P’	205,737,617	-	4,453,498	(14,784)	29,631,498	230,900,833	33,949,005	10.98%
International Small-Cap ‘P’	125,871,216	-	-	-	17,847,090	143,718,306	17,053,391	11.76%
International Value ‘P’	126,516,975	-	-	-	14,724,617	141,241,592	13,380,213	10.99%

Total	$2,662,942,244	$-	$103,575,455	$4,049,787	$323,882,096	$2,887,298,672

5. SECURITIES LENDING

The Fund, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company (“Agreement”), to provide securities lending services to the portfolio. Under this program, the proceeds (cash collateral) received from borrowers are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and/or (ii) borrowing securities sold short, in order to help achieve the portfolio’s stated investment objective.

Under the Agreement, the borrowers pay the portfolio’s negotiated lenders’ fees and the portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. Each portfolio manager of the portfolio has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Fund’s policy that the portfolio managers vote on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio manager, the Fund or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

6. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of March 31, 2012, were as follows:

				Net	Net
		Gross	Gross	Unrealized	Unrealized	Net
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Unrealized
	Investments on	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Portfolio	Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)
Cash Management	$688,889,907	$-	$-	$-	$-	$-
Diversified Bond	3,342,205,946	130,352,817	(57,222,110)	73,130,707	1,710,111	74,840,818
Floating Rate Loan	1,060,753,895	14,362,435	(8,086,477)	6,275,958	2,391	6,278,349
High Yield Bond	1,322,243,201	52,235,583	(25,471,682)	26,763,901	(53,403)	26,710,498
Inflation Managed	4,920,801,040	50,386,054	(61,050,611)	(10,664,557)	173,260	(10,491,297)
Inflation Protected	1,420,152,546	39,848,651	(2,047,986)	37,800,665	(6,626,263)	31,174,402
Managed Bond	8,056,213,257	272,047,401	(122,486,444)	149,560,957	54,905,944	204,466,901
Short Duration Bond	1,764,035,544	20,054,097	(9,402,576)	10,651,521	(40,877)	10,610,644
American Funds Growth	696,010,395	113,963,898	-	113,963,898	-	113,963,898
American Funds Growth-Income	1,153,355,237	116,462,043	(349)	116,461,694	-	116,461,694
Comstock	1,878,309,905	464,119,432	(101,556,696)	362,562,736	(8,312)	362,554,424
Dividend Growth	917,524,952	176,640,728	(13,205,839)	163,434,889	(829)	163,434,060
Equity Index	1,727,696,896	864,148,458	(38,137,578)	826,010,880	432,735	826,443,615
Focused 30	99,684,407	30,982,877	(3,068,629)	27,914,248	152	27,914,400
Growth LT	944,242,564	227,874,434	(15,681,219)	212,193,215	527,885	212,721,100
Large-Cap Growth	999,566,432	341,294,271	(5,960,923)	335,333,348	-	335,333,348
Large-Cap Value	2,314,760,697	758,099,897	(57,458,675)	700,641,222	92,971	700,734,193
Long/Short Large-Cap	1,802,244,583	225,400,787	(46,117,493)	179,283,294	(28,632,309)	150,650,985
Main Street Core	1,151,767,717	348,046,351	(5,388,931)	342,657,420	4,248	342,661,668
Mid-Cap Equity	1,647,896,469	216,559,255	(13,835,067)	202,724,188	-	202,724,188
Mid-Cap Growth	962,268,484	284,948,069	(71,917,058)	213,031,011	(21,172)	213,009,839
Mid-Cap Value	1,052,139,684	97,107,174	(17,108,483)	79,998,691	-	79,998,691
Small-Cap Equity	963,470,073	158,317,270	(66,513,963)	91,803,307	221,538	92,024,845
Small-Cap Growth	479,917,451	132,303,006	(12,890,075)	119,412,931	-	119,412,931
Small-Cap Index	415,247,287	96,654,073	(70,174,905)	26,479,168	195,208	26,674,376
Small-Cap Value	384,377,314	142,521,664	(11,366,661)	131,155,003	(28)	131,154,975
Health Sciences	107,169,931	45,396,368	(1,550,870)	43,845,498	-	43,845,498
Real Estate	464,570,141	178,910,552	(6,617,404)	172,293,148	64	172,293,212
Technology	79,218,107	15,196,709	(607,861)	14,588,848	(12,172)	14,576,676
Emerging Markets	1,297,150,140	353,076,747	(64,174,989)	288,901,758	(583,901)	288,317,857
International Large-Cap	2,219,679,367	380,633,938	(94,274,411)	286,359,527	31,318	286,390,845
International Small-Cap	1,159,126,523	174,169,333	(71,031,262)	103,138,071	(230,178)	102,907,893
International Value	1,578,214,631	78,813,234	(68,338,885)	10,474,349	(2,699,884)	7,774,465
American Funds Asset Allocation	288,689,409	51,649,422	-	51,649,422	-	51,649,422
Pacific Dynamix - Conservative Growth	165,886,173	5,652,681	(153,776)	5,498,905	-	5,498,905
Pacific Dynamix - Moderate Growth	364,225,107	21,734,211	(237,283)	21,496,928	-	21,496,928
Pacific Dynamix - Growth	225,046,484	17,584,455	-	17,584,455	-	17,584,455
Portfolio Optimization Conservative	3,153,763,612	142,026,420	(543,539)	141,482,881	-	141,482,881
Portfolio Optimization Moderate-Conservative	4,285,607,694	201,119,551	(3,988,141)	197,131,410	-	197,131,410
Portfolio Optimization Moderate	14,654,111,428	799,501,611	(26,937,726)	772,563,885	-	772,563,885
Portfolio Optimization Growth	12,798,023,850	767,738,635	(37,430,271)	730,308,364	-	730,308,364
Portfolio Optimization Aggressive-Growth	2,728,817,751	168,753,980	(10,273,059)	158,480,921	-	158,480,921
PD Aggregate Bond Index	278,328,634	9,252,882	(573,145)	8,679,737	-	8,679,737
PD High Yield Bond Market	85,126,008	3,406,373	(1,484,609)	1,921,764	-	1,921,764
PD Large-Cap Growth Index	111,405,986	23,805,266	(1,680,220)	22,125,046	825	22,125,871
PD Large-Cap Value Index	141,382,111	18,119,567	(2,809,925)	15,309,642	1,495	15,311,137
PD Small-Cap Growth Index	31,762,191	6,961,490	(1,545,713)	5,415,777	14,654	5,430,431
PD Small-Cap Value Index	42,175,537	6,175,898	(1,930,770)	4,245,128	32,862	4,277,990
PD Emerging Markets	37,265,473	7,750,852	(2,171,682)	5,579,170	897	5,580,067
PD International Large-Cap	113,461,418	11,090,606	(7,022,554)	4,068,052	447	4,068,499

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short, unfunded loan commitments, and assets and liabilities in foreign currencies, if any.

Item 2. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	August 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	August 31, 2012

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	August 31, 2012